As filed with the Securities and Exchange Commission on April 28, 2016

Registration Nos. 333-175481 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:
Post-Effective Amendment Number: 6	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 111	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Senior Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway

Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐     immediately upon filing pursuant to paragraph (b) of Rule 485

☒    on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐     on (date) pursuant to paragraph (a)(1) of Rule 485

☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐     This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: Pinnacle Flexible Premium Variable Annuity

Pinnacle (on or before April 30, 1998)

Pinnacle III (May 1, 1998 to December 31, 2001)

Pinnacle IV (January 1, 2002 to April 30, 2007)

Pinnacle V (May 1, 2007 to December 31, 2011)

May 1, 2016

National Integrity Life Insurance Company

Separate Account I of National Integrity Life Insurance Company

This prospectus describes the Pinnacle flexible premium variable annuity contracts and the Investment Options available under the contracts.  This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contracts that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement relating to these contracts that includes a Statement of Additional Information (SAI) dated May 1, 2016, material incorporated by reference and other information about Separate Account I and National Integrity Life Insurance Company have been filed with the SEC (file numbers 811-04846 and 333-175481).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is at the end of in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

1

You may invest your contributions in any of the Investment Options listed below. If you elect certain Riders, not all Investment Options are available.  See Part 6 — Optional Benefits.

American Funds Insurance Series	Franklin® Templeton® VIP Trust, Class 2
American Funds I.S. Bond Fund, Class 4	Franklin Growth and Income VIP Fund
American Funds I.S. Capital Income Builder Fund, Class 4	Franklin Income VIP Fund
American Funds I.S. Global Growth Fund, Class 4	Franklin Large Cap Growth VIP Fund
American Funds I.S. Growth Fund, Class 4	Franklin Mutual Shares VIP Fund
American Funds I.S. Growth-Income Fund, Class 4	Franklin Small Cap Value VIP Fund
American Funds I.S. Managed Risk Asset Allocation Fund, Class P2	Templeton Foreign VIP Fund
American Funds I.S. New World Fund, Class 4	Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
BlackRock Variable Series Funds, Inc., Class III
BlackRock Capital Appreciation V.I. Fund	Invesco (AIM) Variable Insurance Funds, Series II
BlackRock Global Allocation V.I. Fund	Invesco V.I. American Franchise Fund
BlackRock High Yield V.I. Fund	Invesco V.I. American Value Fund
BlackRock Total Return V.I. Fund	Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund
Columbia Funds Variable Portfolios	Invesco V.I. Mid Cap Growth Fund
Columbia VP — Mid Cap Value Fund, Class 1
Columbia VP — Small Cap Value Fund, Class 2	(Morgan Stanley) The Universal Institutional Funds, Inc., Class II
Morgan Stanley UIF Emerging Markets Debt Portfolio
Deutsche Investments VIT Funds, Class B	Morgan Stanley UIF Emerging Markets Equity Portfolio
Deutsche Small Cap Index VIP Fund	Morgan Stanley UIF U.S. Real Estate Portfolio

Fidelity® Variable Insurance Products	Northern Lights Variable Trust, Class 3
Fidelity VIP Asset Manager Portfolio, Service Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio
Fidelity VIP Balanced Portfolio, Service Class 2
Fidelity VIP Contrafund® Portfolio, Service Class 2	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	PIMCO VIT All Asset Portfolio
Fidelity VIP Equity-Income Portfolio, Service Class 2	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Freedom 2010 Portfolio, Service Class 2	PIMCO VIT Foreign Bond Portfolio (US Dollar Hedged)
Fidelity VIP Freedom 2015 Portfolio, Service Class 2	PIMCO VIT Long-Term U.S. Government Portfolio
Fidelity VIP Freedom 2020 Portfolio, Service Class 2	PIMCO VIT Low Duration Portfolio
Fidelity VIP Freedom 2025 Portfolio, Service Class 2	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2030 Portfolio, Service Class 2	PIMCO VIT Total Return Portfolio
Fidelity VIP Government Money Market, Initial Class

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP High Income Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Overseas Portfolio, Service Class 2

Fidelity VIP Target Volatility Portfolio, Service Class 2

Fixed Accounts

Guaranteed Rate Options

Systematic Transfer Options

Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Guggenheim VT Global Managed Futures Strategy Fund
Guggenheim VT Long Short Equity Fund
Guggenheim VT Multi-Hedge Strategies Fund

Touchstone® Variable Series Trust
Touchstone VST Active Bond Fund
Touchstone VST Focused Fund
Touchstone VST Large Cap Core Equity Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BlackRock.  National Integrity’s variable annuities and Touchstone ETF Funds are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity’s variable annuities.

2

3

Annuity Benefit Payments	47
Timing of Payment	47
How You Make Requests and Give Instructions	48
Abandoned or Unclaimed Property	48
Part 6 — Optional Benefit	48
Guaranteed Lifetime Income Advantage Rider (available from Feb. 25, 2008 to Dec. 31, 2011)	48
Guaranteed Minimum Withdrawal Benefit (GMWB) (available from Sept. 10, 2007 to Feb. 24, 2008)	57
Guaranteed Return Plus Rider (available from Nov. 6, 2006 to Nov. 24, 2008)	65
Part 7 — Voting Rights	67
How Portfolio Shares Are Voted	67
How We Determine Your Voting Shares	67
Part 8 — Tax Aspects of the Contract	67
Introduction	67
Your Contract is an Annuity	68
Taxation of Annuities Generally	68
Tax Treatment of Living Benefits	69
Tax-Favored Retirement Programs	69
Federal and State Income Tax Withholding	71
Tax Status of the Company	71
Transfers Among Investment Options	71
Part 9 — Additional Information	71
Systematic Withdrawal Program	71
Income Plus Withdrawal Program	71
Choices Plus Required Minimum Distribution Program	72
Dollar Cost Averaging Program	72
Systematic Transfer Program	73
Customized Asset Rebalancing Program	73
Systematic Contributions Program	74
Legal Proceedings	74
Table of Contents of Statement of Additional Information	74
Appendices	75
Appendix A — Financial Information for Separate Account I of National Integrity (Pinnacle V)	75
Appendix B — Withdrawal Charge Examples	113
Appendix C — Illustration of a Market Value Adjustment	115
Appendix D — Parties to the Contract and Guide to Spousal Continuation	118
Appendix E — Illustration of Guaranteed Lifetime Income Advantage	120
Appendix F — Total Annual Portfolio Operating Expense Table	126

4

GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778

Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit.  The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant’s beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Distribution on Death - a distribution paid to the owner’s beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and Systematic Transfer Options.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, address above in this glossary.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that a guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment Strategies available for contributions under the GLIA

5

Rider.

Guaranteed Minimum Withdrawal Benefit (GMWB) - an optional benefit that guarantees you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.

Guaranteed Withdrawal Balance (GWB) - is the total amount we guarantee to be available for withdrawals while the Rider is in effect.  The initial GWB is equal to your initial contribution.

Adjusted Guaranteed Withdrawal Balance - The Adjusted GWB is the GWB at the end of the prior annual processing date, plus any additional contributions you made during the current Contract Year.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO or elect an Annuity Benefit, before the end of the Guarantee Period.

Guaranteed Return Plus - an optional guaranteed minimum accumulation benefit that guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Guaranteed Return Plus Investment Option - Investment Options available for contributions to the Guaranteed Return Plus Rider.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - value used to determine payments under GLIA.  It is the larger of your Bonus Base or your Step-Up Base.

Bonus Base - On the Contract Date, your Bonus Base is equal to your Account Value. Your Bonus Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Bonus.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

6

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period.  The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

7

Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions (2)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) (3)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge (4)	$30

Separate Account Annual Expenses as a percentage of value charged

Pinnacle V (February 25, 2008 to December 31, 2011)	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Guaranteed Lifetime Income Advantage (GLIA) — Individual Rider Charge (assessed quarterly on the Payment Base) (5), (6)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) — Spousal Rider Charge (assessed quarterly on the Payment Base) (5), (6)	1.60%	1.15%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options) (5) (available only from February 25, 2008 to November 24, 2008)	0.60%	0.60%
Highest Possible Total Separate Account Annual Expenses (7)	3.15%	2.70%

(1)  State premium taxes currently range from 0 to 3.5%.

(2)  Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(3)  This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(4)  This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(5)  See Part 6.

(6)   The current charge for the Optional GLIA — Individual Rider Charge was 0.60% and the Spousal Rider Charge was 0.80% from 2-25-08 to 2-28-09; the maximum charge was the same.

(7)  You may elect only one of the optional benefits: Individual, or Spousal GLIA or Guaranteed Return Plus.  Therefore, the highest possible total separate account annual charges reflect the election of the optional GLIA — Spousal Rider.

8

Pinnacle V (September 10, 2007 to February 24, 2008)	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Guaranteed Minimum Withdrawal Benefit (GMWB) Charge (assessed annually based on the Adjusted Guaranteed Withdrawal Balance) (5)	1.20%	0.60%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options) (5)	0.60%	0.60%
Highest Possible Total Separate Account Annual Expenses(8)	2.75%	2.15%

Pinnacle V (May 1, 2007 to September 9, 2007)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options) (5)	0.60%
Highest Possible Total Separate Account Annual Expenses	2.15%

Pinnacle IV (January 1, 2002 to April 30, 2007)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.45%
Optional Guaranteed Return Plus Rider Charge (assessed on amount allocated to Guaranteed Return Plus Investment Options) (5) (available after November 6, 2006)	0.60%
Highest Possible Total Separate Account Annual Expenses	2.05%

Pinnacle III (May 1, 1998 to December 31, 2001)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.35%

Pinnacle (on or before April 30, 1998)	Maximum Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.35%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.25%                     Maximum: 2.47%

See Appendix F for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios as consideration for payments.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts. These fees increase your costs.

The services we provide to the Portfolios are in addition to the services we provide and expenses we

(8)  You may elect only one of these optional benefits: GMWB or Guaranteed Return Plus.  Therefore, the highest possible total separate account annual charges reflect the election of the optional GLWB Rider. The charge provided is as of the Contract Date.

9

incur in marketing and administering the variable annuity contracts.  Services to the Portfolios include, without limitation, delivery of current fund prospectuses, annual and semi-annual reports, notices, proxies and proxy statements and other informational materials; telephone and Internet service support in connection with the underlying investment options; maintenance of records reflecting fund shares purchased and redeemed; preparing and submitting omnibus trades; daily reconciliations of fund share balances; and receiving, tabulating and transmitting proxies executed by or on behalf of variable contract owners with investments in the Portfolios .  We also provide marketing and distribution services for the Portfolios.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses.  The cost of optional Riders is not included and if it was, the cost would be higher. Based on these assumptions, your costs would be:

For Pinnacle V (May 1, 2007 to December 31, 2011):

Highest Cost Example using Maximum Charge for Highest Cost Rider

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.47%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,316	$2,353	$3,398	$6,235

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$616	$1,853	$3,098	$6,235

Highest Cost Example with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.47%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,148	$1,851	$2,562	$4,581

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

10

1 year	3 years	5 years	10 years
$448	$1,351	$2,262	$4,581

For Pinnacle IV (January 1, 2002 to April 30, 2007):

Highest Cost Example using Maximum Charge for Highest Cost Rider

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, Guaranteed Return Plus Rider charge and the maximum Portfolio operating expenses among the Portfolios available with the Guaranteed Return Plus Rider (Touchstone VST Aggressive ETF at (1.05%).(9)  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,053	$1,574	$2,114	$3,756

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$353	$1,074	$1,814	$3,756

Highest Cost Example with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.47%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,138	$1,821	$2,515	$4,495

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$438	$1,321	$2,215	$4,495

For Pinnacle III (May 1, 1998 to December 31, 2001):

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.47%).  No optional living benefit Riders were available with the Pinnacle III.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,128	$1,791	$2,467	$4,409

(9)  This example reflects lower total costs even with the highest cost Rider because the highest Portfolio operating expenses of those Portfolios available with the Rider are less than the highest Portfolio operating expenses of the Portfolios available without the Rider.

11

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$428	$1,291	$2,167	$4,409

For Pinnacle (on or before April 30, 1998):

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.47%).  No optional living benefit Riders were available with the Pinnacle.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,128	$1,791	$2,467	$4,409

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$428	$1,291	$2,167	$4,409

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation.” Also, see Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.”  Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

12

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest in the Investment Options.  See Part 3.

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To elect any optional benefit available at the time you purchase the annuity contract.  See Part 6.

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit on the death of the Annuitant a before election of an Annuity Benefit and to receive any remaining payments after election of Annuity Benefit.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” and “Maximum Retirement Date and Annuity Benefit.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any.  If there are joint owners, the death of either one will be treated as the death of both under this contract.  Upon the death of either owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.  See Part 5, section titled “Distribution on Death of Owner.”  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Your rights are subject to the rules of the Tax Code (the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service).

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value also is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions to bring the Account Value above the minimum if you wish to keep your contract in force.  The minimum Account Value does not apply if you have the GLIA Rider or GMWB Rider.

13

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10-days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code.  If this contract is a Qualified Annuity, such as an IRA, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, titled “Tax Aspects of the Contract” for more information, and consult a tax advisor.  We do not provide tax advice.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in eight states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity guarantees certain amounts under the contract.  We refer to these guaranteed amounts as “insurance obligations.”  Examples of insurance obligations are Death Benefits greater than the Account Value or income payments under the GLIA or GMWB Rider after your Account Value is exhausted.  If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account.  Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments.  There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity’s parent company, has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.  National Integrity Life Insurance

14

Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name.  The Variable Account Options currently available to you are listed in Part 3.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities, Inc. is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who are insurance agents and also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the underlying Portfolios or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•                  cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

15

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below.  Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

American Funds Insurance Series®

Each fund is a series of the American Funds Insurance Series.  Capital Research and Management Company is the investment advisor to each fund and is located at 333 South Hope Street, Los Angeles, California 90071.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objectives.  You should read each American Fund Insurance Series fund’s prospectus carefully before investing.

American Funds Insurance Series Bond Fund

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing at least 80% of its assets in bonds and other debt securities.  The fund invests at least 65% of its assets in investment-grade debt securities, including cash and cash equivalents, securities issued and guaranteed by the United States and other governments, and securities backed by mortgages and other assets.  The fund may invest up to 35% of its assets in lower quality debt securities, sometimes referred to as junk bonds.  The fund may invest in debt securities of issuers outside the United States, including in emerging markets, and may invest up to 20% of its assets in preferred stocks.

American Funds Insurance Series Capital Income Builder® Fund

The fund has two primary investment objectives.  It seeks (1) to provide a level of current income that exceeds the average yield on the U.S. stocks generally, and (2) to provide a growing stream in income over the years.  The fund’s secondary objective is to provide growth of capital.  The fund normally invests at least 90% of its assets in income-producing securities, primarily in a broad range of securities, including common stocks and bonds.  The fund generally looks to the average yield on stocks of companies listed on the S&P 500 ® Index.  The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Global Growth Fund

The fund seeks long-term growth of capital.  The fund invests primarily in common stocks of companies around the world that the investment advisor believes have the potential for growth.  Under normal market conditions, the fund will invest significantly in issuers outside the United States.

American Funds Insurance Series Growth Fund

The fund seeks growth of capital.  The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.  The fund may invest up to 25% of its assets in common stocks and other securities of issuers outside the United States.

American Funds Insurance Series Growth-Income Fund

The fund seeks long-term growth of capital and income.  The fund invests primarily in common stocks or other securities that the advisor believes demonstrate the potential for appreciation and/or dividends.  The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers outside the United States.

American Funds Insurance Series Managed Risk Asset Allocation Fund

The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside

16

protection.  The fund invests in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.  The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  The fund employs a risk-management overlay referred to as the managed risk strategy consisting of using hedge instruments—primarily short positions in exchange-traded futures contracts—to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.

American Funds Insurance Series New World Fund ®

The fund seeks long-term capital appreciation.  The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation.  The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.  Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

BlackRock Variable Series Funds, Inc.

Each fund is a series of the BlackRock Variable Series Funds, Inc.  BlackRock Advisors, LLC is the investment advisor to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objectives.  You should read each BlackRock fund’s prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund

The fund seeks long-term growth of capital by investing in a diversified portfolio primarily consisting of common stocks of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term.  The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock.  The fund may invest in companies of any size, but emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).

BlackRock Global Allocation V.I. Fund

The fund seeks high total investment return by investing in equity, debt and money market securities.  At any given time the fund may emphasize either debt or equity securities.  In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued.  The fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations.  In addition, the fund may invest up to 35% of its total assets in junk bonds, corporate loans and distressed securities.  The fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets, (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals.  The fund generally seeks diversification across markets, industries and issuers, has no geographic limits on where it may invest, and may invest in the securities of companies of any market capitalization.

BlackRock High Yield V.I. Fund

The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in non-investment grade bonds with maturities of ten years or less.  The fund normally invests at least 80% of its assets in high yield bonds and may also invest in convertible and preferred securities.  The fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside the United States.  The fund may invest in securities of any rating and may invest up to 10% of its assets in distressed securities that are in default or the issuers of which are in

17

bankruptcy.  The fund may use derivative instruments to hedge it investments or to seek to enhance returns and may engage in active and frequent trading of portfolio securities.

BlackRock Total Return V.I. Fund

The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks, government obligations and money market securities.  Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets.  The fund may also invest in fixed income securities that are rated below investment grade. The fund may use derivative instruments to hedge its investments or to seek to enhance returns and may engage in active and frequent trading of portfolio securities.

Columbia Funds Variable Portfolios

Columbia Variable Portfolio — Mid Cap Value Fund is a series of the Columbia Funds Variable Series Trust II.  Columbia Variable Portfolio — Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust.  Columbia Management Investment Advisers, LLC is the investment advisor to the both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objectives.  You should read each Columbia fund’s prospectus carefully before investing.

Columbia Variable Portfolio — Mid Cap Value Fund

The fund seeks long-term growth of capital.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of medium-sized companies that have market capitalizations in the range of the Russell Midcap Value Index.  The fund may invest up to 25% of net assets in foreign investments. The fund normally invests in common stocks and also may invest in real estate investment trusts. The fund may emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Columbia Variable Portfolio — Small Cap Value Fund

The fund seeks long-term capital appreciation.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the Russell 2000 Value Index at the time of purchase that the advisor believes are undervalued and have the potential for long-term growth.  The fund may invest up to 20% of total assets in foreign securities.  The fund may also invest in real estate investment trusts and may emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Deutsche Investments VIT Funds

The fund is a series of the Deutsche Investments VIT Funds.  Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund.

Following is a brief description of the fund.  There is no guarantee that a fund will achieve its objectives.  You should read the Deutsche Investments VIT fund’s prospectus carefully before investing.

Deutsche Small Cap Index VIP Fund

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.  Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust.  Fidelity Management & Research Company, located at 245 Summer Street, Boston, MA 02210, is the investment advisor to each Portfolio.

18

Following is a brief description of each Portfolio.  There is no guarantee that a Portfolio will achieve its objective.  You should read each Fidelity VIP Portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio

The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types, including lower-quality debt securities, maturing in more than one year), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).  The advisor adjusts the allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%) maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  The advisor invests in domestic and foreign issuers and invests in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines.)

Fidelity VIP Balanced Portfolio

The Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  The advisor invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  The Portfolio invests in domestic and foreign issuers.  With respect to equity investments, the advisor allocates the assets across different market sectors, using different Fidelity managers.  The advisor may invest in either growth or value stocks or both and invests in Fidelity’s central funds.

Fidelity VIP Contrafund® Portfolio

The Portfolio seeks long-term capital appreciation.  The advisor normally invests primarily in common stocks of domestic and foreign issuers, selecting securities of companies whose value it believes are not fully recognized by the public.  The advisor allocates assets across different market sectors, using different Fidelity managers.  The advisor may invest in growth stocks, value stocks or both.

Fidelity VIP Disciplined Small Cap Portfolio

The Portfolio seeks capital appreciation by normally investing primarily in common stocks of domestic and foreign issuers.  The advisor normally invests at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index.  The advisor invests in either growth stocks, value stocks or both.

Fidelity VIP Equity-Income Portfolio

The Portfolio seeks reasonable income and will also consider the potential for capital appreciation.  The goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index.  The advisor normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks, and potentially invests in other types of equity and debt securities, including lower-quality debt securities.  The advisor invests in domestic and foreign issuers and potentially uses covered call options as tools in managing the assets.

Fidelity VIP Freedom 2010 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds, allocating assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2010).  The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high

19

yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

Fidelity VIP Freedom 2015 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds. The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2015).   The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

Fidelity VIP Freedom 2020 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds. The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2020).   The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

Fidelity VIP Freedom 2025 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds. The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2025).  The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

Fidelity VIP Freedom 2030 Portfolio

The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective.  The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds. The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2030).   The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

20

Fidelity VIP Government Money Market Portfolio

The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.  The advisor normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).  The advisor invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.  The fund invests in compliance with industry-standard regulatory requirements for money market funds for quality, maturity and diversification of investments.

Fidelity VIP Growth Portfolio

The Portfolio seeks capital appreciation by normally investing primarily in common stocks of domestic and foreign companies that the advisor believes have above-average growth potential.

Fidelity VIP High Income Portfolio

The Portfolio seeks a high level of current income, while also considering growth of capital.  The advisor normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  The advisor may also invest in non-income producing securities, including defaulted securities and common stocks and may invest in companies in troubled or uncertain financial condition.  The advisor invests in domestic and foreign issuers.

Fidelity VIP Index 500 Portfolio

The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500® Index.  The advisor normally invests at least 80% of assets in common stocks included in the S&P 500 Index and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The advisor may invest in lower-quality debt securities.  The advisor allocates assets across different market sectors and maturities and manages the Portfolio to have overall interest rate risk similar to the Barclays® U.S. Aggregate Bond Index.  The advisor invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps, options, and futures contracts and forward-settling securities, to adjust the Portfolio’s risk exposure.

Fidelity VIP Mid Cap Portfolio

The Portfolio seeks long-term growth of capital by normally investing primarily in common stocks of domestic and foreign issuers.  The advisor normally invests at least 80% of assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index.  The advisor may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.

Fidelity VIP Overseas Portfolio

The Portfolio seeks long-term growth of capital by normally investing primarily in common stock.  The advisor normally invests at least 80% of assets in non-U.S. securities.  The advisor allocates investments across countries and regions.

Fidelity VIP Target Volatility Portfolio

The Portfolio seeks total return.  The advisor seeks to maintain a target Portfolio volatility of 10% over a one-year period.  While the advisor attempts to manage volatility, there is no guarantee that the Portfolio will maintain its target volatility.  The advisor normally invests in a combination of underlying Fidelity funds, ETFs, and futures, and potentially invests up to 30% of total assets in index futures.  The advisor manages underlying holdings to achieve portfolio characteristics similar to the Fidelity VIP Target Volatility Portfolio Composite IndexSM over the long-term, which is a hypothetical representation of the performance

21

of the asset classes in which the fund intends to invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI EAFE Index (international equities); Barclays® U.S. Aggregate Bond Index (bonds); and Barclays® U.S. 3 Month Treasury Bellwether Index (short-term investments).

Franklin Templeton Variable Insurance Products Trust

Each fund is a series of the Franklin Templeton Variable Insurance Products Trust.  Affiliates of Franklin Resources, Inc. operating as Franklin Templeton Investments, serve as the investment advisors for the funds as indicated below.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objective.  You should read each Franklin Templeton VIP fund’s prospectus carefully before investing.

Franklin Growth and Income VIP Fund

The fund seeks capital appreciation with current income as a secondary goal.  Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Income VIP Fund

The fund seeks to maximize income while maintaining prospects for capital appreciation.  Under normal market conditions, the fund invests in both equity and debt securities.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Large Cap Growth VIP Fund

The fund seeks capital appreciation.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Mutual Shares VIP Fund

The fund seeks capital appreciation, with income as a secondary goal.  Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities the advisor believes are undervalued.  The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

Franklin Small Cap Value VIP Fund

The fund seeks long-term total return.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.  The investment advisor is Franklin Advisory Services, LLC, located at 55 Challenger Road, Suite 501, Ridgefield Park, NJ 07660.

Templeton Foreign VIP Fund

The fund seeks long-term capital growth.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

Templeton Global Bond VIP Fund

The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.  Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Templeton Growth VIP Fund

The fund seeks long-term capital growth.  Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing

22

markets.  The investment advisor is Templeton Global Advisors Limited, located at Box N-7759, Lyford Cay, Nassau, Bahamas.

Guggenheim Variable Insurance Funds (Rydex Variable Trust)

Each fund is a series of the Rydex Variable Trust.  Securities Investors, LLC, which operates under the name Guggenheim Investments, is the investment advisor to each fund and is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Following is a brief description of the each fund.  There is no guarantee that a fund will achieve its objective.  You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Global Managed Futures Strategy Fund

The fund seeks to generate positive total returns over time.  The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the commodity, currency, equity, and fixed income markets.  The advisor will implement targeted exposures principally through the use of futures, forwards, and swap agreements (“derivative instruments”).  Investments in derivative instruments have the economic effect of creating financial leverage in the fund’s portfolio because such investments may give rise to losses that exceed the amount invested in those instruments.  Financial leverage will magnify, sometimes significantly, the fund’s exposure to any increase or decrease in the prices associated with a particular reference asset resulting in increased volatility in the value of the portfolio.  The fund’s investments are expected to be economically tied to multiple countries at any given time, some of which may be emerging market countries.  The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary.  Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT Long Short Equity Fund

The fund seeks long-term capital appreciation.  The fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives giving exposure to different industries or styles to which the fund is seeking exposure.  The fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The advisor allocates investments to industries and styles according to several measures of momentum.  Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The fund may hold both long and short positions. The fund invests in equity securities, including small-, mid-, and large-capitalization securities, but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.

Guggenheim VT Multi-Hedge Strategies Fund

The fund seeks long-term capital appreciation with less risk than traditional equity funds.  The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds.  The fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, and derivatives, such as futures, options, and swap agreements. Investments in derivative instruments have the economic effect of creating financial leverage in the fund’s portfolio because such investments may give rise to losses that exceed the amount invested in those instruments.  Financial leverage will magnify, sometimes significantly, the fund’s exposure to any increase or decrease in the prices associated with a particular reference asset resulting in increased volatility in the value of the portfolio.  The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary.  Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

23

Invesco (AIM) Variable Insurance Funds

Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  Invesco Advisers, Inc. is the investment adviser for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objective.  You should read each Invesco fund’s prospectus carefully before investing.

Invesco V.I. American Franchise Fund

The fund seeks capital growth, by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.  The fund invests primarily in equity securities of mid- and large-capitalization issuers.  The principal type of equity security in which the fund invests is common stock.  The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earning or revenue growth.  The fund may invest up to 20% of its net assets in securities of foreign issuers.

Invesco V.I. American Value Fund

The fund seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.  The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities.  Under normal market conditions, the fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies, but may also invest in larger companies.  The principal type of equity security in which the fund invests is common stock.  The fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts and up to 20% of its net assets in real estate investment trusts.  The fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

Invesco V.I. Comstock Fund

The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.  The fund may invest in securities of issuers of any market capitalization; however, a substantial number of issuers in which the fund invests are large-capitalization issuers.  The fund may invest up to 10% of its net assets in real estate investment trusts and up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, and depositary receipts. The fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

Invesco V.I. International Growth Fund

The fund seeks long-term growth of capital, by investing primarily in equity securities and depositary receipts of foreign issuers.  The principal types of equity securities in which the fund invests are common and preferred stock.  Under normal circumstances, the fund will provide exposure to investments that are economically tied to at least three different countries outside the U.S.  The fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries, i.e., those in the early stages of their industrial cycles, in the MSCI All Country World ex U.S. Growth Index.  The fund invests primarily in the securities of large-capitalization issuers; however, the fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.  The fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

Invesco V.I. Mid Cap Growth

The fund seeks capital growth, by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies.  The principal type of equity security in which the fund invests is common stock.  The fund may invest up

24

to 25% of its net assets in securities of foreign issuers in emerging markets countries, i.e., those in the early stages of their industrial cycles.

(Morgan Stanley) The Universal Institutional Funds, Inc.

Each Portfolio is a series of The Universal Institutional Funds, Inc. (UIF).  Morgan Stanley Investment Management Inc. is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Following is a brief description of each Portfolio.  There is no guarantee that a Portfolio will achieve its objective.  You should read each UIF Portfolio’s prospectus carefully before investing.

Morgan Stanley UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries.  The Portfolio’s securities will be denominated primarily in U.S. Dollars, but may, to a lesser extent, be securities denominated in currencies other than U.S. Dollars.  The Portfolio may invest in fixed income securities rated below investment grade or are not rated, but are of equivalent quality.  These fixed income securities are often referred to as high yield securities or junk bonds.

Morgan Stanley UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The global strategists of the Portfolio’s advisor, and its sub-advisors, analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of issuers located in emerging market or developing countries.

Morgan Stanley UIF U.S. Real Estate Portfolio

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the U.S. real estate industry.  The Portfolio focuses on real estate investment trusts as well as real estate operating companies that invest in a variety of property types and regions.

Northern Lights Variable Trust

The TOPS ® Managed Risk Moderate Growth ETF Portfolio is a series of the Northern Lights Variable Trust.  ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, is sub-advisor for the Portfolio.

Following is a brief description of the Portfolio.  There is no guarantee that a Portfolio will achieve its objectives.  You should read the Portfolio’s prospectus carefully before investing.

TOPS® Managed Risk Moderate Growth ETF Portfolio

The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.  The Portfolio employs a fund-of-funds structure that normally invests at least 80% of its assets in exchange-traded funds (ETFs) and employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  The advisor seeks to achieve the investment objectives by allocating assets and selecting individual ETFs using the advisor’s TOPS® (The Optimized Portfolio System) methodology.  This methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  The Portfolio allocates approximately 35% of assets to fixed income

25

ETFs and 65% of its assets to a combination of equity ETFs, real estate investment trust ETFs, and natural resource ETFs.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust.  Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 650 Newport Center Drive, Newport Beach, California 92660.

Following is a brief description of each Portfolio.  There is no guarantee that a Portfolio will achieve its objective.  You should read each PIMCO fund’s prospectus carefully before investing.

PIMCO All Asset Portfolio

The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.  The Portfolio is a fund-of-funds, normally investing substantially all of its assets in the Institutional Class, or as applicable, Class M shares of any funds of the PIMCO funds and PIMCO Equity Series, affiliated open-end investment companies, except funds-of-funds and shares of any actively managed funds of the PIMCO ETF Trust.  The Portfolio does not invest directly in stocks or bonds of other issuers.  Research Affiliates, LLC, the Portfolio’s asset allocation sub-advisor, determines how the Portfolio allocates and reallocates its assets among the underlying PIMCO funds.  The Portfolio seeks concurrent exposure to a broad spectrum of asset classes.

PIMCO CommodityRealReturn® Strategy Portfolio

The Portfolio seeks maximum real return, consistent with prudent investment management.  “Real Return” equals total return less the estimated cost of inflation.  The Portfolio normally invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.  The Portfolio invests in commodity index-linked notes, swap agreements, commodity options, future and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.  The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Foreign Bond Fund (US Dollar Hedged)

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 80% of its assets in fixed income instruments economically tied to foreign countries, and may invest without limitation in securities and instruments tied to emerging market countries.  The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreement, or in mortgage- or asset-backed securities, and may invest up to 10% of its total assets in preferred stocks.

PIMCO Long-Term U.S. Government Portfolio

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.  The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Low Duration Portfolio

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Real Return Portfolio

The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and

26

corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  “Real Return” equals total return less the estimated cost of inflation.  The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”), and may invest up to 30% of its total assets in securities denominated in foreign currencies.  The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Total Return Portfolio

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”), and may invest up to 30% of its total assets in securities denominated in foreign currencies.  The Portfolio may invest up to 10% of its total assets in preferred stocks, convertible securities and other equity-related securities.

Touchstone® Variable Series Trust

Each fund is a series of the Touchstone Variable Series Trust.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Following is a brief description of each fund.  There is no guarantee that a fund will achieve its objective.  You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Active Bond Fund

The fund seeks to provide as high a level of current income consistent with the preservation of capital.  Capital appreciation is a secondary goal.  The fund normally invests at least 80% of its assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The fund primarily invests in investment-grade debt securities, but may invest up to 30% of its assets in non-investment-grade debt securities, often referred to as junk bonds and considered speculative.  The fund may invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency.  Foreign-issued debt may include debt securities of emerging market countries.  The fund may invest in dollar-roll transactions and reverse repurchase agreement, and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options.  The fund may engage in frequent and active trading.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The fund seeks long-term capital growth.  The fund invests at least 80% of its total assets in common stocks of large-capitalization U.S. listed companies.  The fund seeks to purchase financially large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. The fund’s portfolio will generally consist of 30-40 companies and may focus on certain sectors.  London Company of Virginia, LLC d/b/a The London Company, 1800 Bayberry Court, Suite 301, Richmond VA23226, is the sub-advisor for the fund.

Touchstone VST Focused Fund

The Touchstone VST Focused Fund seeks capital appreciation. The fund invests, under normal market conditions, at least 80% of its assets in equity securities. The fund may invest in companies of any market capitalization in seeking to achieve its investment goal.  The advisor seeks to invest in companies that are trading below its estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, higher customer loyalty, or a government barrier (e.g., license or subsidy).  The fund will generally hold 25 to 40 companies with residual cash and equivalents expected to represent less than 10% of the fund’s net assets.  The fund may invest up to 35% of its assets in securities of foreign issuers.

27

The fund may also invest in securities of emerging market countries. Emerging market countries are generally countries not included in the MSCI World Index.  Fort Washington Investment Advisors, Inc., 303 Broadway, Suite 1200, Cincinnati, OH 45202, an affiliate of Integrity Life Insurance Company, is the sub-advisor for the fund.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest their respective assets in various exchange-traded funds (ETFs).  Each ETF Fund is a fund-of-funds and bears a proportionate share of the expenses charged by the underlying ETFs in which it invests.  You can invest directly in ETFs and do not have to invest through a variable annuity or mutual fund.

Each ETF Fund allocates its assets among a group of underlying ETFs in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund’s assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  Wilshire Associates Incorporated, 1299 Ocean Ave, #700, Santa Monica, CA 90401, is the sub-advisor for the ETF funds.

Touchstone VST Aggressive ETF Fund

The fund seeks capital appreciation.  The fund invests primarily in a group of funds designed for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns.  The sub-advisor typically allocates about 20% of the fund’s assets in bonds 80% and in stocks.

Touchstone VST Conservative ETF Fund

The fund seeks primarily income and secondarily capital appreciation.  The fund invests primarily in a group of funds designed predominantly for income and secondarily for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns.  The sub-advisor typically allocates about 60% of the fund’s assets in bonds and 40% in stocks.

Touchstone VST Moderate ETF Fund

The fund seeks primarily capital appreciation and secondarily income.  The fund invests primarily in a group of funds designed predominantly for capital appreciation and secondarily for income using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns.  The sub-advisor typically allocates about 40% of the fund’s assets in bonds and 60% in stocks.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with

28

information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your investment options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then available Variable Account Options.  We may discontinue the program or add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the Systematic Transfer Options (STOs), or a non-unitized separate account, which supports the Guaranteed Rate Options (GROs), for this annuity contract.  Our General Account also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider that are in excess of Account Value.  The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We currently offer Guaranteed Rate Options (GROs) with Guarantee Periods of five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available for renewal at any time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution or transfer to your GRO is called the GRO Value.  Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.

29

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

•                  For Pinnacle V (May 1, 2007 to December 31, 2011) contracts issued in New York or New Hampshire, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Fidelity VIP Government Money Market Portfolio.

If your Account Value is transferred to the Money Market Portfolio, it will be subject to risk of loss, including loss of principal.  If you choose to allow any Account Value in a maturing GRO to go into the Fidelity VIP Government Money Market Portfolio, you should read the fund’s prospectus and understand the risks before investing.  The Fidelity VIP Government Money Market Portfolio charges management fees and other expenses that are deducted from the fund.  Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Fidelity VIP Government Money Market Portfolio, as with all of the Variable Account Options.

•                  For Pinnacle V (May 1, 2007 to December 31, 2011) contracts issued in Vermont, and for all other versions of the Pinnacle issued in any state that are covered by this prospectus, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration.  For example, if your maturing GRO was for three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.  An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant).  No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time.  No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period.  The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value, may be higher or lower than the GRO Value before the MVA is applied.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates.  Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

30

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO.  If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

The MVA formula contains a factor of .0025.  This represents a payment to us for the cost of processing the withdrawal and MVA.  We receive this portion whether the MVA increases or decreases the GRO Value.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options

We offer Systematic Transfer Options (STOs) that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO.  Available STO periods are six months and one year.  All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  We do not allow transfers from a STO to a GRO.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only.  You cannot transfer from other Investment Options into the STOs.  We do not accept Systematic Contributions into the STOs.  See “Systematic Transfer Program” in Part 9 for more details.

Part 4 — Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate applied to your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses.

If you purchased a Pinnacle or Pinnacle III, your annual effective rate is 1.35%.  If you purchased a Pinnacle IV, your annual effective rate is 1.45%.  If you purchased a Pinnacle V, your annual effective rate is 1.55%.

A portion of the mortality and expense risk charge pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the annual administrative charge discussed in the next

31

section.

Expenses of administering the contracts include, without limitation, processing applications; issuing contracts; processing customer orders and other requests; making investments to support fixed accounts, death benefits, and living benefits; providing regular reports to customers; providing reports and updates to regulators; maintaining records for each contract owner; administering income payments; furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values); reconciling and depositing cash receipts; drafting and filing forms; and research and development.  The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units you own.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner.  Confirmation of this regular fee transaction will appear on your quarterly statement.

The annual administrative charge helps offset the expenses of administering the contracts discussed in the section just above this one, titled “Mortality and Expense Risk Charge.”

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  Please refer to Appendix F and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

We receive payments from the Portfolios or their investment advisors or distributors discussed in Part I, section titled “Fees and Expense Tables and Summary.”  These fees may affect the total Portfolio expenses and may increase the expenses of the Portfolios.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value.  The charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

32

If you purchase a Pinnacle contract before December 31, 1996, the amount of the withdrawal charge is a percentage of each contribution as shown below.  The charge varies, depending upon the “age” of the contributions included in the withdrawal—that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered gain first.  See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge from:

•        the Death Benefit paid on the death of the Annuitant; or

•      a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over at least five years.  (Some periods certain may not be available, in which case you will have to select a longer period from the available periods.)

While a contribution is subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment using Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity.  For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of the withdrawal charge, see Appendix B.

Disability Waiver

We may waive withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  We may also waive the MVA on any amounts withdrawn from the GROs.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration.  Work is “substantial” if it involves doing significant physical or mental activities or a combination of both. For work activity to be substantial, it does not need to be performed on

33

a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.

We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense.  Written request for any withdrawal must be made while you are still disabled.  Once the disability waiver election has been made, no additional contributions will be accepted under your Contract.  The waivers of withdrawal charges and MVA apply to the owner, not to the Annuitant.  If there are joint owners, the waivers apply to both the primary and the joint owner.  Disability waivers weren’t available for contracts issued prior to February 15, 1997.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions and up to 1.00% trail commission paid on Account Value starting as early as the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

National Integrity has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, and M&T Securities, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could create a conflict of interest between the broker-dealer or the registered representative and the customer.  These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charge

You may have purchased a Rider offered with this contract, which provides optional benefits for an additional cost.  The additional cost of the Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  We charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

34

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old.  You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$ 1,000
Minimum additional contribution	$ 100
Maximum total contributions	$1,000,000 if the Annuitant is age 75 or younger $ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider.  See Part 6.  If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law.  If your contract is a Qualified Annuity, and you transfer or roll over money in the calendar year on or after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract.  See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions.

Initial Contributions

We will invest your contributions in the Investment Options you select on your application.  We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed.

Additional Contributions

We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office.  We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.”  You can change your future allocation for additional contributions at any time by writing to the Administrative Office.  The request must include your contract number, the new allocation and your signature.  When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept allocation changes by telephone.  See “Transfers” in Part 5.  Different rules apply if you have the GLIA, GMWB or Guaranteed Return Plus Riders.  See Part 6.

35

We will accept additional contributions at any time up to ten years before your Maximum Retirement Date.  We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record

Changing your future allocation does not change the current allocation of your Account Value or the allocation used for rebalancing, if any.  You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values.  We will put you in the same position you otherwise would have been in.  Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

36

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.55% for Pinnacle V, 1.45% for Pinnacle IV and 1.35% for Pinnacle III and Pinnacle, not including any Rider charges.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•                  The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.

•                   Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•                  Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA.  See Part 3.

•                  Transfers within or among the GLIA Investment Strategies, GMWB Investment Options and Guaranteed Return Plus Investment Options are restricted.  See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year.  After you reach this limit, we charge $20 for each additional transfer during that Contract Year.  See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  Each request for a transfer must be signed by you and specify:

•              the contract number

•              the amounts to be transferred, and

•              the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.  You may request telephone transfers from 9:00 a.m. to 5:00 p.m., Eastern Time, on any day we are open for business.

If we receive your transfer request at our Administrative Office before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day we receive your transfer request in Good Order at our Administrative Office.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file.  You must provide specific instructions if you wish to change these

37

allocations.

Different rules apply if you have the GLIA, GMWB or Guarantee Return Plus Riders.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                      Prohibited Transfers.  Under normal market conditions, we will refuse to honor the following transfer requests:

•                        a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•                        a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                      Allowable Transfers Accompanying a Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                      Notification.  We will notify you if your requested transfer is not made.

4.                                       Suspension or Revocation of Same-Day Transfer Privileges.  If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

38

•                        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•                        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                       20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.

•                     Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked.  We may reverse transactions made in violation of our market timing or frequent trading policies.  We will take into consideration any information, data and directives provided to us by the Portfolios’ investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act.  The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each non-systematic withdrawal must be at least $300.  Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value.  For

39

example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options.  For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option.  The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO.  For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

•                  plus any withdrawal charges that apply (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution.  Your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount requested.  If you purchased a GLIA Rider or a Guaranteed Minimum Withdrawal Benefit (GMWB) Rider, these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals if you have the GLIA, GMWB or Guarantee Return Plus Rider.  See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

If you purchased a Pinnacle, Pinnacle III or Pinnacle V contract, the Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

40

•                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year.  (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you purchased a Pinnacle IV contract, the Free Withdrawal Amount is the greater of:

•                  15% of your Account Value during a Contract Year minus any previous withdrawals during that Contract Year; or

•                  15% of your Account Value at your most recent Contract Anniversary minus any previous withdrawals during that Contract Year.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets.  For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

You may assign your rights by providing us written notice of assignment in Good Order signed by you.  Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice.  We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office.  We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations.  Assignment may be a taxable event.  We are not responsible for the validity under state or other laws or for any tax consequences of the assignment.  Assignment is generally not allowed if you have elected a GLIA or GMWB or Guaranteed Return Plus Rider.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  (See section titled “Distribution on Death of Owner” for discussion of amount paid on death of owner who is not the Annuitant.)  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•                  the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•                  there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

1.              lump sum — if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

41

2.              deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Variable Investment Options currently available for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

3.              irrevocable income payout option — if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Variable Investment Options currently available to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant’s beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix D for assistance in structuring your contract.

Death Benefit for contracts issued between February 6, 2004 and December 31, 2011

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•                  highest Account Value on any Contract Anniversary before the Annuitant’s 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;

•                  total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                  the current Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Death Benefit for contracts issued between January 1, 1997 and February 5, 2004

For contracts issued before the Annuitant’s 86th birthday and if the Annuitant dies before age 90 (or the tenth Contract Anniversary, if later), the Death Benefit is the highest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

•                  total contributions, minus a proportional adjustment for any subsequent withdrawals (and associated

42

charges); or

•                  the Account Value on the Death Benefit Date.

For contracts issued on or after the Annuitant’s 86th birthday, the Death Benefit is the Account Value on the Death Benefit Date.

If the Annuitant Dies after age 90 (or the tenth Contract Anniversary, if later), the Death Benefit is the Account Value on the Death Benefit Date.

Death Benefit for contracts issued between May 1, 1996 and December 31, 1996, the Death Benefit is the greatest of:

•                  the annuity value on the Death Benefit Date;

•                  your highest annuity value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges); or

•                  your total contributions less the sum of withdrawals (and associated charges)

Death Benefit for contracts issued between January 1, 1995 and April 30, 1996, the Death Benefit is the greatest of:

•                  your annuity value on the seventh Contract Anniversary plus subsequent contributions, minus subsequent withdrawals (and associated charges);

•                  your highest annuity value on any Contract Anniversary after the seventh Contract Anniversary plus subsequent contributions minus subsequent withdrawals (and associated charges) (this option is available in some states only if you elected it);

•                  total contributions minus the sum of withdrawals (and associated charges); or

•                  the annuity value on the Death Benefit Date.

Death Benefit for contracts issued before January 1, 1995, the amount of the Death Benefit is the greatest of:

•                  the annuity value on the Death Benefit Date;

•                  your annuity value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•                  your total contributions minus the sum of withdrawals (and associated charges); or

•                  for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum Death Benefit, explained below.

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution.  After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Account Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant’s 70th birthday, subject to the maximum.  We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount.  Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.

43

Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•                  if your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000 (including any associated charges),

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a distribution on death to the owner’s beneficiary will be required.  It is not a good idea to own this annuity contract jointly, even with your spouse.  The joint owner is not the owner’s beneficiary.  See Appendix D.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

1.              lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.              deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available for a period of up to five years.  At the end of five years, the entire Surrender Value on that date must be paid to the beneficiary.

3.              irrevocable income payout option — if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Withdrawal charges continue to apply to the withdrawals taken under this option.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed

44

Accounts in your contract.  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner.  See the section below on Spousal Continuation and Appendix D.

You may change the owner’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can name.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention

Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner’s sole beneficiary.  This is called standard spousal continuation.  See Appendix D for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  no joint owner is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution.  Depending on which is the higher value (see section titled “Death Benefit Paid on Death of Annuitant”), the Death Benefit may be equal to the Account Value or higher than the Account Value on the Death Benefit Date.  If the Death Benefit is higher than the Account Value, we will pay the difference and this added value will be invested in the Investment Options you have selected on a pro rata basis as of the Death Benefit Date.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.  The continued contract’s initial Account Value will never be less than the Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract,

45

will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

•                  if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;

•                  certain Investment Options or administrative programs may not be available on the continued contract;

•                  we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses

A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available.  The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship.  The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of the owner.   A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork in Good Order including his or her election.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election.  Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations.  Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the Annuitant’s 100th birthday.  The Annuitant’s 100th birthday is referred to as the Maximum Retirement Date.  For Pinnacle III and Pinnacle owners, the Maximum Retirement Date is the Annuitant’s 98th birthday.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax.  However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity

46

can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value.  When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments.  The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You cannot change or redeem the annuity once payments have begun.  For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change the non guaranteed options available at any time:

•                  life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  period certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  life and period certain (other than 10 years) annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of Annuity Benefit you want.  If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant’s age and gender (or the ages and genders of both annuitants, in the case of a joint annuity).  Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

47

(1)         the New York Stock Exchange has been closed or trading on it is restricted;

(2)         an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)         the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in Good Order.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 — Optional Benefits

You may have purchased one of the Riders offered with this contract, which provide optional benefits for an additional cost.  The Riders may only be elected at the time of application and replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

(available from February 25, 2008 to December 31, 2011)

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

48

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time.

If you purchased the GLIA Rider on or after March 1, 2010, the Withdrawal Percentages were as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you purchased the GLIA Rider between February 25, 2008 and February 28, 2010, the Withdrawal Percentages were as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)                                     the Account Value on the date you purchase the GLIA Rider; plus

2)                                     additional contributions; less

3)                                     Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                     the Bonus Base immediately before the Bonus is applied; plus

2)                                     the Bonus amount (see “Bonus” section below); plus

3)                                     additional contributions received after the date of the Bonus; less

4)                                     Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)                                     the Account Value on the date you purchase the GLIA Rider; plus

2)                                     additional contributions; less

3)                                     Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.  The amount of the increase is your Step-Up amount.

49

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                     the Step-Up Base immediately before the Step-Up is applied; plus

2)                                     the Step-Up amount; plus

3)                                     additional contributions received after the date of the Step-Up; less

4)                                     Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000

•                  Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5000)

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived.  If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any Withdrawal Charges.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

•                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

•                  The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender.  They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit.  The bases are only used to calculate your LPA and Rider charge.

50

•                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

•                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate and apply Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus the sum of all withdrawals, including any withdrawal charges.  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

If you purchased the GLIA Rider on or after March 1, 2010, the Bonus Percentages were as follows:

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you purchased the GLIA Rider between February 25, 2008 and February 28, 2010, the Bonus Percentages were as follows:

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  If you take a withdrawal during the Contract Year, we will not apply the Bonus.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct a charge equal to an annual effective rate as follows:

If you purchased your GLIA Rider between March 1, 2009 and December 31, 2011, the annual effective rate of the charge is 0.90% for the Individual GLIA Rider or 1.15% for the Spousal GLIA Rider.

51

If you purchased your GLIA Rider between February 25, 2008 and February 28, 2009 the annual effective rate of the charge is 0.60% for the Individual GLIA Rider or 0.80% for the Spousal GLIA Rider.

The annual effective rate is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.  Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)  All Investment Options available in the GLIA Investment Strategies are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) — You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) — You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds Insurance Series Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

52

GLIA Investment Strategy 3 (Self Style) — You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. Bond	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio — Mid Cap Value	Guggenheim VT Long Short Equity
Fidelity VIP Investment Grade Bond	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio — Small Cap Value	Guggenheim VT Multi-Hedge Strategies
PIMCO VIT Total Return	BlackRock Capital Appreciation V.I.	Deutsche Small Cap Index VIP	Morgan Stanley UIF U.S. Real Estate
Touchstone VST Active Bond	Fidelity VIP Asset Manager	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Foreign Bond
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Growth	Invesco V.I. Mid Cap Growth	High Yield
	Fidelity VIP Index 500	Touchstone VST Focused	BlackRock High Yield V.I.
	Fidelity VIP Target Volatility	International	Fidelity VIP High Income
	FT Franklin Growth and Income VIP	American Funds I.S. Global Growth	FT Franklin Income VIP
	FT Franklin Large Cap Growth VIP	American Funds I.S. New World	Short Duration
	FT Franklin Mutual Shares VIP	BlackRock Global Allocation V.I.	Fidelity VIP Government Money Market
	Invesco V.I. American Value	Fidelity VIP Overseas	PIMCO VIT Low Duration
	Invesco V.I. Comstock	FT Templeton Foreign VIP	PIMCO VIT Real Return
	TOPS Managed Risk Moderate Growth ETF*	FT Templeton Global Bond VIP
	Touchstone VST Aggressive ETF	FT Templeton Growth VIP
	Touchstone VST Conservative ETF	Invesco V.I. International Growth
	Touchstone VST Large Cap Core Equity	Morgan Stanley UIF Emerging Markets Debt
	Touchstone VST Moderate ETF	Morgan Stanley UIF Emerging Markets Equity

*                        A series of Northern Lights Variable Trust

53

GLIA Investment Strategy 4 (Life Style) — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio 0 – 100%	Touchstone VST Moderate ETF Portfolio 0 – 100%	Touchstone VST Aggressive ETF Portfolio 0 – 50%

GLIA Investment Strategy 5 (Modern Markets) — You may allocate your investment as indicated below and cannot change the allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Moderate ETF Portfolio 90%	Guggenheim VT Multi-Hedge Strategies Fund 10%

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  Transfers may only be accomplished by making an allocation change.

•                  You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your Investment Options each contract quarter.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

•      Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•      Each additional contribution must be at least $1,000.

•      You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•      Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

54

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

Each contract year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal.  The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only.  In addition, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section above.

You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.)  If you elect the applicable LPA Annuity Option, any remaining Account Value is forfeited.

Contract Structure

While this Rider is in effect:

1.        You must be the Owner and primary Annuitant.  (You may be the beneficial owner through a custodial account.)

2.              Joint Owners are not allowed.

3.              Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.              You must name your spouse as the spousal Annuitant.

5.              You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.              We will accept a legal spouse only, including a same-sex spouse where the marriage occurred in a state that legally recognizes the marriage.  Where required by state law, the definition of spouse may be expanded to include a civil union partner or domestic partner; however, the surviving partner of a relationship other than marriage is not afforded the benefits of a surviving spouse under the Tax Code and the survivor will incur a taxable event upon the death of his or her partner.

55

Removal of Spousal Annuitant

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

•                  If the Spousal Annuitant is removed, the Rider charge will not be reduced.

•                  If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on your age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using your age.

•                  If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.              The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.              The date the Payment Base equals zero;

3.              The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.              The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.              The date that you transfer ownership of the contract;

6.              The date you assign the contract or any benefits under the contract or Rider;

7.              The date a Death Benefit is elected under the contract;

8.              On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.              The date you elect an Annuity Benefit under the contract;

10.       The date you cancel this Rider;

11.       The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  You must be between 50 and 80 years old on the date you elect the Rider.  For the Spousal Rider, the older of you and your spouse must be between 60 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Systematic Transfer Program is not available.

•                  Dollar Cost Averaging is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Systematic Contribution Program is not available.

Should You Purchase the GLIA Rider?

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example:

1.              if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

2.              if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;

56

3.              if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;

4.              if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or

5.              if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

Examples

Please see Appendix E for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Minimum Withdrawal Benefit (GMWB) Rider

(available from September 10, 2007 to February 24, 2008)

The GMWB is an optional benefit Rider, which you might have purchased for an additional fee.  The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.  If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease.  Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

Definitions

In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary.  If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date.  If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first.  Then we will deduct the Annual Administrative Charge, if applicable, and the Rider fee.  See Part 4.  After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted.  The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect.  The initial GWB is equal to your initial contribution.  The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined.  We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary

57

Annuitant reaches age 65.  Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated.  If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date.  The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge.  A withdrawal charge may still be deducted from your Account Value.  See “Withdrawal Charge” in Part 4 and the “Other Important Facts About Withdrawals” section below.

Overview of the GMWB Rider

If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider.  Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance

Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose.  In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

•                  If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

•                  If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals

Your contributions increase both your Account Value and your GWB dollar-for-dollar.  Withdrawals decrease your Account Value dollar-for-dollar.  However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year.  See the section below titled “Reset and the Effect of Withdrawals on Your GWB and GAWA.”

GMWB Fee

We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect.  The 0.60% fee is multiplied by the Adjusted GWB.  The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year.  We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro rata).  If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect.  We do not deduct the fee during the Guaranteed Payment Phase.  This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%.  If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups.  If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.  We may implement

58

more than one Rider fee increase, up to the maximum annual fee of 1.20%.  Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

Reset and the Effect of Withdrawals on Your GWB and GAWA

Each time you make a Withdrawal, we decrease the GWB.  As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or “Reset” the GWB to equal the Account Value, if your Account Value is less than the GWB.  Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value.  This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the Withdrawal; or

•                  5% of the Account Value after the Withdrawal.

If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

Effect of Withdrawals on Your LPA

After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect.  See the section below titled “Guaranteed Payment Phase.”

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the Withdrawal; or

•                  5% of the greater of

•                  the Account Value after the Withdrawal; or

•                  the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA.  If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:

•                  The GAWA and LPA are not cumulative.  If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.

•                  If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA.  A Withdrawal charge applies to each contribution for the first 7 years after you make that contribution.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”  The withdrawal charge is deducted from your Account Value, but not from your GWB.

•                  Withdrawals will be taken pro rata from your GMWB Investment Option Portfolios.  You cannot make a Withdrawal from specific Portfolios.

•                  If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even if a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

•                  The taxable portion of your Withdrawals is taxed as ordinary income.  You may be subject to a 10%

59

tax penalty if you are under 59½ at the time of the Withdrawal.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

Bonus

We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period.  The GMWB Bonus period is the lesser of:

•                  the first 10 Contract Years; or

•                  each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals.  We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

Each time we apply a Bonus to the GWB, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Bonus; or

•                  5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Bonus; or

•                  5% of the GWB after the Bonus.

Step-Up

Your GWB may increase due to favorable market performance.  On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB.  If your Account Value is greater than the GWB, we will increase or “step up” the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Additional Contributions

Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

60

Contribution Limits

Additional contributions must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs.  If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis.  You cannot make additional contributions after the Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

GMWB Investment Options

If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

The GMWB Investment Options are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GMWB Rider. The GMWB Investment Options are designed to lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GMWB Rider is not selected) may offer the potential for higher returns. Before you select the GMWB Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GMWB Investment Option 1 — You may invest 100% in the three GMWB Investment Option Portfolios listed below.  You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

Touchstone VST Conservative ETF Portfolio 0 – 100%	Touchstone VST Moderate ETF Portfolio 0 – 100%	Touchstone VST Aggressive ETF Portfolio 0 – 50%

GMWB Investment Option 2 — You may invest 100% in the four GMWB Investment Option Portfolios listed below.  You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GMWB Investment Option 3  — You may invest 100% in the GMWB Investment Option Portfolios listed below.  You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category.  You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% – 100%	0 – 10%
Fidelity VIP Investment Grade Bond, Service Class 2	Fidelity VIP Government Money Market, Initial Class
Touchstone VST Active Bond

Core Equity Portfolios Category	Other Portfolios Category
0 – 65%	0 – 10%
Fidelity VIP Asset Manager, Service Class 2	Deutsche Small Cap Index VIP, Class B
Fidelity VIP Balanced, Service Class 2	Fidelity VIP Disciplined Small Cap, Service Class 2
Fidelity VIP Contrafund, Service Class 2	Fidelity VIP Growth, Service Class 2
Fidelity VIP Equity-Income, Service Class 2	Fidelity VIP High Income, Service Class 2
Fidelity VIP Index 500, Service Class 2	Fidelity VIP Mid Cap, Service Class 2

61

FT Franklin Growth and Income VIP, Class 2	Fidelity VIP Overseas, Service Class 2
FT Franklin Large Cap Growth VIP, Class 2	FT Franklin Income VIP, Class 2
FT Franklin Mutual Shares VIP, Class 2	FT Franklin Small Cap Value VIP, Class 2
FT Templeton Growth VIP, Class 2	Invesco V.I. American Franchise, Series II
FT Templeton Foreign VIP, Class 2	Morgan Stanley UIF Emerging Markets Equity, Class II
Invesco V.I. Comstock, Series II	Morgan Stanley UIF U.S. Real Estate, Class II
Morgan Stanley UIF Emerging Markets Debt, Class II	Touchstone VST Focused
Touchstone VST Large Cap Core Equity

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the prospectuses for the applicable Portfolios.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

Transfer and Allocation Restrictions

The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  No transfers are allowed.

•                  You can change your allocation among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.

•                  Your first allocation change is allowed 90 days after the Contract Date, and no more than once every 90 days after that.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your GMWB Investment Option Portfolios each contract quarter.  The reallocation resulting from automatic rebalancing does not count against your allocation change allowed once every 90 days.

Required Minimum Distributions

If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code (RMD Program).  If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal.  In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only.  We do not take into account your other assets or distributions in making this calculation.  The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year.  During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70½.  If you are 70½ or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year.  To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program.  If you opt out of the RMD Program or make a Withdrawal other than through

62

the RMD Program, you will be removed from the RMD Program and cannot be reinstated.  Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider.  So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset.  See “Reset and the Effect of Withdrawals on Your GWB and GAWA,” above.

The RMD Program is not available during the Guaranteed Payment Phase.  We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations.  You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero.  During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the “Alternate Death Benefit” section below.  We will send you a written notice when the contract enters the Guaranteed Payment Phase.

During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary.  The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

•                  the LPA is zero;

•                  the LPA has not yet been determined; or

•                  the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant.  If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero.  However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates.  See “Termination of Rider” section below.

Alternate Death Benefit

If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:

•                  the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary’s election in good order; or

•                  the Death Benefit otherwise payable under the contract.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period.  The Payment Certain Period will be a number of years that is equal to the lesser of:

•                  the GWB divided by the GAWA as of the Death Benefit Date; or

•                  the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period.  If the annual payment is less than $1,000 we will pay the GWB as a lump sum.  If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

63

Termination of Rider

Owner’s Death

This Rider will terminate on the date you, as owner, die unless:

•                  you are also the primary Annuitant; or

•                  your sole owner’s beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant’s Death

This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

•                  the Account Value, the GWB and the LPA all equal zero;

•                  the Guaranteed Payment Phase ends;

•                  you transfer ownership of the contract;

•                  you assign the contract;

•                  a Death Benefit is calculated under the contract;

•                  the last Alternate Death Benefit payment is made under this Rider;

•                  you elect an Annuity Benefit under the contract;

•                  you request termination of this Rider after the 10th Contract Anniversary; or

•                  the contract terminates.

On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your contract if you elect the GMWB Rider:

•                  You cannot cancel the GMWB Rider for 10 Contract Years.

•                  Dollar Cost Averaging is not available.

•                  Systematic contributions are not available.

•                  Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract.  If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

The addition of the GMWB Rider to your contract may not always be in your interest.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs.  Keep in mind the following:

•                  An additional fee is imposed annually for this benefit.

•                  Your Investment Options are limited to the GMWB Investment Option Portfolios.

•                  The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

•                  Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

•                  The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled “Annuity Benefits.”

64

Guaranteed Return Plus Rider (available from November 6, 2006 to November 24, 2008)

The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee.  The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options

We offered a 10-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.”  You could have selected only one of the three Guaranteed Return Plus Investment Options.  Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

At the end of the ten-year period:

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option.

Contribution Limits

You may make additional contributions of at least $1,000, which may only be invested in the same Guaranteed Return Plus Investment Option you originally selected.  You may not make additional contributions if the 10-year period would end on or after the Maximum Retirement Date.  may revise the minimum contribution amounts and limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.  You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers

In years 1-7 of the 10-year period for each contribution, you may:

•                  withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option: or

•                  surrender your contract entirely.

In either case, a withdrawal charge will apply.  See Part 4.

65

In years 8-10 of the 10-year period for each contribution, you may:

•                  withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option,

•                  surrender your contract entirely; or

•                  transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year accumulation period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis.  For example:

•                  You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•                  In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•                  The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•                  Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount.  If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, any withdrawal charges, Rider charges, and any administrative charge that may be due.  In addition, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a 10-year period for each contribution, you may transfer that amount to any Investment Option then available.  We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option.  If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.  You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn.  We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•                  the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects standard spousal continuation under the Tax Code, in lieu of taking a distribution of the Surrender Value;

66

•                  a Death Benefit is calculated under the contract;

•                  you transfer ownership of the contract;

•                  you elect an Annuity Benefit under the contract;

•                  the contract terminates.

We may stop offering the Guaranteed Return Plus Investment Options at any time.

Part 7 — Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios that correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 — Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:

•                  our tax status

•                  the tax status of the contract

•                  the type of retirement plan, if any, for which the contract is purchased

67

•                  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider the effect of any state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity.  It is important to remember that tax results vary depending on your particular circumstances.  If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation.  National Integrity does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•                  You can purchase a Nonqualified Annuity with after-tax dollars.  Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

•                  You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA.  The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

•                  You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan.  Withdrawals from these annuity contracts generally are fully taxable as ordinary income.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-human owners cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit.  For a Nonqualified Annuity, the tax implications are different for each type of distribution.

•                  Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent of any gain in the contract.  Withdrawals after all the gain is withdrawn represent your investment in the annuity and are not taxable.  Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax free exchange.

68

•                   If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity unless one of the following conditions applies:

•                you are 59½ or older

•                payment is a result of the owner’s death

•                payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•                payment is part of a series of substantially equal periodic payments paid at least annually, where the amount is determined by the life expectancy of the owner or joint life expectancy of the owner and a beneficiary payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•                payment is under certain types of qualified plans held by the employer until the employee separates from service

•                payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (Nonqualified Annuities only)

•                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                payment is for certain higher education expenses (IRA only)

•                payment is for certain deductible medical expenses (IRA only)

•                you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents (IRA only).

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elected a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you have withdrawn all of the gain and then recover the entire investment in the annuity contract, if additional payments are made under the GLIA Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

69

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)

If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½.  The distribution required by April 1 is for the year you actually turn 70½ years old.  You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected the optional GLIA Rider, the fair market value of your contract may increase by the actuarial present value of those benefits.  Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  The owner’s beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract.  Fees and charges will continue to apply and no additional contributions can be made.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

Exchanges and Transfers

In some circumstances, you may move money tax-free from one annuity to another.  Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code.  This is usually called a “1035 exchange.”  Money can be moved from an IRA or from other qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to another IRA.  This may be done by means of a rollover or a trustee-to-trustee transfer.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  Trustee-to-trustee transfers between IRAs are not limited.  Rollovers from traditional to Roth IRAs (“conversions”) are not limited.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge.  You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

70

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order.  Also, certain states have indicated that we must apply withholding to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this

71

program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to withdrawal charges, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with the GLIA Rider or GMWB Rider. See Part 6.

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you turn 70½ years old.  The distribution required by April 1 is for the year you actually turn 70½ years old.  You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year.  The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1 of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA Rider or GMWB Rider.  See Part 6.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account

72

Option at regular intervals (such as once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Fidelity VIP Money Market Portfolio to one or more Variable Account Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Variable Account Option.  The minimum transfer to each Variable Account Option is $250.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Dollar Cost Averaging Program at any time.  If you do not have enough Account Value in the Fidelity VIP Money Market Portfolio to transfer to Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA Rider, GMWB Rider or Guaranteed Return Plus Rider.  See Part 6.

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.  See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

This program is not available with the GLIA Rider, GMWB Rider, or Guaranteed Return Plus Rider.  See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investments Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

73

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation.  You will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers.  See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA Rider, GMWB Rider or Guaranteed Return Plus Rider.  See Part 6.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Strategies, GMWB Investment Options or Guaranteed Return Plus Investment Options may not be made via the Systematic Contribution program.  See Part 6.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

400 Broadway

Cincinnati, Ohio 45202-3341

ATTN: Request for SAI for National Integrity Pinnacle (on or before April 30, 1998), Pinnacle III (May 1, 1998 to December 31, 2002), Pinnacle IV (January 1, 2002 to April 30, 2007), Pinnacle V (May 1, 2007 to December 31, 2011) dated May 1, 2016

74

Appendix A

Financial Information for Separate Account I of National Integrity (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issued after May 1, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

American Funds I.S. Bond, Class 4 (1480)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

American Funds I.S. Capital Income Builder, Class 4 (1477)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.31
Units outstanding at end of period	11,086										4-24-15

American Funds I.S. Global Growth, Class 4 (1472)
Unit value at beginning of period	$10.52	$10.48	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.05	$10.52	$10.48
Units outstanding at end of period	23,223	2,957	0								12-12-13

American Funds I.S. Growth, Class 4 (1474)
Unit value at beginning of period	$11.11	$10.43	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.66	$11.11	$10.43
Units outstanding at end of period	2,331	0	0								12-12-13

American Funds I.S. Growth-Income, Class 4 (1475)

75

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value
Unit value at beginning of period	$11.34	$10.44	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.30	$11.34	$10.44
Units outstanding at end of period	66,215	11,597	0								12-12-13

American Funds I.S. Managed Risk Asset Allocation, Class P2 (1476)
Unit value at beginning of period	$10.40	$10.27	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.13	$10.40	$10.27
Units outstanding at end of period	134,252	75,117	0								12-12-13

American Funds I.S. New World, Class 4 (1473)
Unit value at beginning of period	$9.33	$10.31	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.87	$9.33	$10.31
Units outstanding at end of period	19,260	7,223	0								12-12-13

BlackRock Capital Appreciation V.I., Class III (1439)
Unit value at beginning of period	$13.23	$12.38	$9.42	$8.43	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.88	$13.23	$12.38	$9.42	$8.43
Units outstanding at end of period	62,879	60,384	45,614	12,389	2,682						4-29-11

BlackRock Global Allocation V.I., Class III (1438)
Unit value at beginning of period	$10.92	$10.88	$9.66	$8.93	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.65	$10.92	$10.88	$9.66	$8.93
Units outstanding at end of period	22,723	17,483	15,203	9,451	11,767						4-29-11

BlackRock High Yield V.I., Class III (1481)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

76

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value
BlackRock Total Return V.I., Class III (1482)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

Columbia Variable Portfolio — Mid Cap Value, Class 1 (1440)
Unit value at beginning of period	$14.53	$13.13	$9.68	$8.29	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.59	$14.53	$13.13	$9.68	$8.29
Units outstanding at end of period	15,649	14,349	9,104	4,623	2,682						4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1429)
Unit value at beginning of period	$21.09	$20.79	$15.75	$14.38	$15.56	$12.50	$10.00	—	—	—	$10.00
Unit value at end of period	$19.45	$21.09	$20.79	$15.75	$14.38	$15.56	$12.50
Units outstanding at end of period	27,081	19,173	12,865	5,695	5,876	3,825	51				5-2-09

Deutsche Small Cap Index VIP, Class B (1259)
Unit value at beginning of period	$13.86	$13.48	$9.90	$8.68	$9.24	$7.44	$5.98	$9.25	$10.00	—	$10.00
Unit value at end of period	$12.98	$13.86	$13.48	$9.90	$8.68	$9.24	$7.44	$5.98	$9.25
Units outstanding at end of period	12,842	13,663	12,061	11,235	12,833	12,623	12,548	7,814	0		5-1-07

Fidelity VIP Asset Manager, Service Class 2 (1232)
Unit value at beginning of period	$13.26	$12.77	$11.24	$10.18	$10.63	$9.48	$7.48	$10.68	$10.00	—	$10.00
Unit value at end of period	$13.05	$13.26	$12.77	$11.24	$10.18	$10.63	$9.48	$7.48	$10.68
Units outstanding at end of period	19,646	28,328	16,958	14,482	13,436	16,302	5,729	3,909	1,328		5-1-07

Fidelity VIP Balanced, Service Class 2 (1241)
Unit value at beginning of period	$13.84	$12.78	$10.88	$9.63	$10.17	$8.77	$6.44	$9.93	$10.00	—	$10.00
Unit value at end of period	$13.67	$13.84	$12.78	$10.88	$9.63	$10.17	$8.77	$6.44	$9.93

77

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value
Units outstanding at end of period	99,541	84,503	75,141	94,521	96,149	106,774	60,490	26,094	2,334		5-1-07

Fidelity VIP Contrafund, Service Class 2 (1239)
Unit value at beginning of period	$14.48	$13.17	$10.22	$8.94	$9.34	$8.11	$6.08	$10.78	$10.00	—	$10.00
Unit value at end of period	$14.31	$14.48	$13.17	$10.22	$8.94	$9.34	$8.11	$6.08	$10.78
Units outstanding at end of period	521,773	514,188	516,628	537,552	589,810	714,498	390,579	302,463	42,510		5-1-07

Fidelity VIP Disciplined Small Cap, Service Class 2 (1247)
Unit value at beginning of period	$13.81	$13.37	$9.84	$8.43	$8.70	$7.07	$5.89	$9.05	$10.00	—	$10.00
Unit value at end of period	$13.30	$13.81	$13.37	$9.84	$8.43	$8.70	$7.07	$5.89	$9.05
Units outstanding at end of period	9,032	5,756	10,539	8,091	11,693	13,238	8,534	9,201	1,337		5-1-07

Fidelity VIP Equity-Income, Service Class 2 (1237)
Unit value at beginning of period	$11.44	$10.71	$8.51	$7.39	$7.46	$6.59	$5.15	$9.15	$10.00	—	$10.00
Unit value at end of period	$10.79	$11.44	$10.71	$8.51	$7.39	$7.46	$6.59	$5.15	$9.15
Units outstanding at end of period	105,178	99,993	106,020	97,676	100,170	85,784	45,500	37,804	1,108		5-1-07

Fidelity VIP Freedom 2010, Service Class 2 (1248)
Unit value at beginning of period	$12.44	$12.13	$10.88	$9.91	$10.11	$9.12	$7.47	$10.15	$10.00	—	$10.00
Unit value at end of period	$12.19	$12.44	$12.13	$10.88	$9.91	$10.11	$9.12	$7.47	$10.15
Units outstanding at end of period	50,190	63,471	73,066	81,465	77,426	74,557	53,690	53,921	7,273		5-1-07

Fidelity VIP Freedom 2015, Service Class 2 (1249)
Unit value at beginning of period	$12.37	$12.03	$10.71	$9.72	$9.92	$8.94	$7.26	$10.14	$10.00	—	$10.00
Unit value at end of period	$12.12	$12.37	$12.03	$10.71	$9.72	$9.92	$8.94	$7.26	$10.14
Units outstanding at end of period	50,309	54,532	56,169	62,742	77,575	79,916	37,043	21,455	13,152		5-1-07

Fidelity VIP Freedom 2020, Service Class 2 (1251)
Unit value at beginning of period	$12.12	$11.77	$10.34	$9.29	$9.55	$8.48	$6.70	$10.13	$10.00	—	$10.00

78

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value
Unit value at end of period	$11.87	$12.12	$11.77	$10.34	$9.29	$9.55	$8.48	$6.70	$10.13
Units outstanding at end of period	29,135	16,804	25,211	22,897	49,239	45,092	45,991	9,014	8,781		5-1-07

Fidelity VIP Freedom 2025, Service Class 2 (1252)
Unit value at beginning of period	$12.57	$12.17	$10.33	$9.14	$9.51	$8.36	$6.54	$10.13	$10.00	—	$10.00
Unit value at end of period	$12.31	$12.57	$12.17	$10.33	$9.14	$9.51	$8.36	$6.54	$10.13
Units outstanding at end of period	40,268	35,920	29,561	16,748	14,527	11,266	8,370	8,415	7,329		5-1-07

Fidelity VIP Freedom 2030, Service Class 2 (1253)
Unit value at beginning of period	$12.14	$11.77	$9.85	$8.68	$9.08	$7.96	$6.16	$10.12	$10.00	—	$10.00
Unit value at end of period	$11.89	$12.14	$11.77	$9.85	$8.68	$9.08	$7.96	$6.16	$10.12
Units outstanding at end of period	14,335	14,507	14,721	12,044	13,027	14,417	16,168	27,159	9,876		5-1-07

Fidelity VIP Government Money Market, Initial Class (1479)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.89
Units outstanding at end of period	74,512										4-24-15

Fidelity VIP Growth, Service Class 2 (1238)
Unit value at beginning of period	$14.95	$13.67	$10.21	$9.07	$9.21	$7.56	$6.00	$11.56	$10.00	—	$10.00
Unit value at end of period	$15.73	$14.95	$13.67	$10.21	$9.07	$9.21	$7.56	$6.00	$11.56
Units outstanding at end of period	28,465	30,842	38,041	50,477	49,562	30,566	14,027	11,368	298		5-1-07

Fidelity VIP High Income, Service Class 2 (1218)
Unit value at beginning of period	$13.43	$13.52	$12.99	$11.58	$11.34	$10.13	$7.17	$9.73	$10.00	—	$10.00
Unit value at end of period	$12.71	$13.43	$13.52	$12.99	$11.58	$11.34	$10.13	$7.17	$9.73
Units outstanding at end of period	25,570	30,443	33,358	30,596	26,647	31,184	26,940	13,064	1,634		5-1-07

Fidelity VIP Index 500, Service Class 2 (1240)
Unit value at beginning of period	$13.85	$12.42	$9.56	$8.40	$8.38	$7.42	$5.97	$9.65	$10.00	—	$10.00

79

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value
Unit value at end of period	$13.78	$13.85	$12.42	$9.56	$8.40	$8.38	$7.42	$5.97	$9.65
Units outstanding at end of period	465,636	412,075	325,200	199,787	194,206	196,496	124,443	41,165	5,147		5-1-07

Fidelity VIP Investment Grade Bond, Service Class 2 (1219)
Unit value at beginning of period	$12.77	$12.28	$12.74	$12.25	$11.63	$10.98	$9.66	$10.16	$10.00	—	$10.00
Unit value at end of period	$12.46	$12.77	$12.28	$12.74	$12.25	$11.63	$10.98	$9.66	$10.16
Units outstanding at end of period	655,052	512,583	442,761	310,035	263,490	298,597	183,220	141,778	8,029		5-1-07

Fidelity VIP Mid Cap, Service Class 2 (1244)
Unit value at beginning of period	$14.90	$14.27	$10.67	$9.46	$10.78	$8.52	$6.19	$10.41	$10.00	—	$10.00
Unit value at end of period	$14.43	$14.90	$14,27	$10.67	$9.46	$10.78	$8.52	$6.19	$10.41
Units outstanding at end of period	125,565	140,159	156,989	155,303	207,582	187,068	110,207	88,660	22,136		5-1-07

Fidelity VIP Overseas, Service Class 2 (1220)
Unit value at beginning of period	$8.82	$9.77	$7.62	$6.43	$7.91	$7.12	$5.73	$10.38	$10.00	—	$10.00
Unit value at end of period	$8.97	$8.82	$9.77	$7.62	$6.43	$7.91	$7.12	$5.73	$10.38
Units outstanding at end of period	95,170	109,397	118,007	89,995	113,146	113,233	73,704	63,767	14,962		5-1-07

Fidelity VIP Target Volatility, Service Class 2 (1471)
Unit value at beginning of period	$10.71	$10.29	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.41	$10.71	$10.29
Units outstanding at end of period	22,155	5,491	0								12-12-13

FT Franklin Growth & Income VIP, Class 2 (1215)
Unit value at beginning of period	$12.24	$11.39	$8.93	$8.08	$8.02	$6.98	$5.60	$8.77	$10.00	—	$10.00
Unit value at end of period	$11.94	$12.24	$11.39	$8.93	$8.08	$8.02	$6.98	$5.60	$8.77
Units outstanding at end of period	82,140	89,877	106,490	94,604	101,704	101,932	66,905	18,537	5,614		5-1-07

80

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

FT Franklin Income VIP, Class 2 (1216)										—	$10.00
Unit value at beginning of period	$12.66	$12.29	$10.96	$9.88	$9.80	$8.84	$6.62	$9.56	$10.00
Unit value at end of period	$11.59	$12.66	$12.29	$10.96	$9.88	$9.80	$8.84	$6.62	$9.56		5-1-07
Units outstanding at end of period	652,463	573,518	383,384	275,770	239,570	244,975	159,495	71,939	28,101

FT Franklin Large Cap Growth VIP, Class 2 (1211)
Unit value at beginning of period	$13.03	$11.77	$9.29	$8.40	$8.66	$7.88	$6.17	$9.58	$10.00	—	$10.00
Unit value at end of period	$13.55	$13.03	$11.77	$9.29	$8.40	$8.66	$7.88	$6.17	$9.58
Units outstanding at end of period	75,322	76,605	87,684	83,726	89,192	81,477	45,427	16,688	5,571		5-1-07

FT Franklin Mutual Shares VIP, Class 2 (1214)
Unit value at beginning of period	$11.56	$10.96	$8.68	$7.72	$7.92	$7.24	$5.83	$9.42	$10.00	—	$10.00
Unit value at end of period	$10.82	$11.56	$10.96	$8.68	$7.72	$7.92	$7.24	$5.83	$9.42
Units outstanding at end of period	378,312	347,273	310,259	307,208	334,360	409,773	246,192	149,358	46,337		5-1-07

FT Franklin Small Cap Value VIP, Class 2 (1217)
Unit value at beginning of period	$13.74	$13.87	$10.34	$8.87	$9.37	$7.42	$5.83	$8.85	$10.00	—	$10.00
Unit value at end of period	$12.52	$13.74	$13.87	$10.34	$8.87	$9.37	$7.42	$5.83	$8.85
Units outstanding at end of period	22,590	27,302	27,330	32,749	41,196	59,580	18,418	15,009	232		5-1-07

FT Templeton Foreign VIP, Class 2 (1210)
Unit value at beginning of period	$9.61	$10.99	$9.08	$7.80	$8.86	$8.31	$6.16	$10.49	$10.00	—	$10.00
Unit value at end of period	$8.85	$9.61	$10.99	$9.08	$7.80	$8.86	$8.31	$6.16	$10.49
Units outstanding at end of period	180,764	157,526	137,211	135,861	142,199	152,525	109,023	87,011	5,397		5-1-07

FT Templeton Global Bond VIP, Class 2 (1410)
Unit value at beginning of period	$9.75	$9.73	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.19	$9.75	$9.73
Units outstanding at end of period	19,229	18,289	803								4-30-13

81

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

FT Templeton Growth VIP, Class 2 (1213)
Unit value at beginning of period	$9.93	$10.38	$8.06	$6.76	$7.39	$6.99	$5.41	$9.53	$10.00	—	$10.00
Unit value at end of period	$9.15	$9.93	$10.38	$8.06	$6.76	$7.39	$6.99	$5.41	$9.53
Units outstanding at end of period	58,252	81,764	80,373	99,054	107,336	132,557	100,611	88,192	3,781		5-1-07

Guggenheim VT Global Managed Futures Strategy (1428)
Unit value at beginning of period	$7.48	$6.78	$6.71	$7.68	$8.53	$8.98	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$7.25	$7.48	$6.78	$6.71	$7.68	$8.53	$8.98	$9.51
Units outstanding at end of period	31,991	34,732	20,567	21,990	30,012	30,656	36,534	0			11-24-08

Guggenheim VT Long Short Equity (1406)
Unit value at beginning of period	$10.08	$9.96	$8.62	$8.38	$9.11	$8.32	$6.64	$10.00	—	—	$10.00
Unit value at end of period	$10.05	$10.08	$9.96	$8.62	$8.38	$9.11	$8.32	$6.64
Units outstanding at end of period	6,305	7,127	2,929	4,758	9,661	20,750	15,869	5,485			2-25-08

Guggenheim VT Multi-Hedge Strategies (1407)
Unit value at beginning of period	$8.82	$8.56	$8.55	$8.50	$8.35	$7.99	$8.39	$10.00	—	—	$10.00
Unit value at end of period	$8.84	$8.82	$8.56	$8.55	$8.50	$8.35	$7.99	$8.39
Units outstanding at end of period	10,944	16,243	19,831	23,989	16,236	22,134	24,249	10,620			2-25-08

Invesco V.I. American Franchise, Series II (1208)
Unit value at beginning of period	$15.56	$14.61	$10.61	$9.51	$10.32	$8.76	$5.37	$10.73	$10.00	—	$10.00
Unit value at end of period	$16.04	$15.56	$14.61	$10.61	$9.51	$10.32	$8.76	$5.37	$10.73
Units outstanding at end of period	3,950	7,945	8,293	8,591	8,908	12,340	9,172	3,535	775		5-1-07

82

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Invesco V.I. American Value, Series II (1221)
Unit value at beginning of period	$16.32	$15.14	$11.48	$9.96	$10.04	$8.35	$6.09	$10.00	—	—	$10.00
Unit value at end of period	$14.57	$16.32	$15.14	$11.48	$9.96	$10.04	$8.35	$6.09
Units outstanding at end of period	42,115	27,199	25,047	21,189	21,918	19,930	8,420	264			5-1-08

Invesco V.I. Comstock, Series II (1209)										—	$10.00
Unit value at beginning of period	$13.16	$12.25	$9.17	$7.84	$8.13	$7.14	$5.65	$8.93	$10.00
Unit value at end of period	$12.15	$13.16	$12.25	$9.17	$7.84	$8.13	$7.14	$5.65	$8.93		5-1-07
Units outstanding at end of period	110,022	76,239	52,290	21,800	16,819	18,493	9,577	6,944	887

Invesco V.I. International Growth, Series II (1437)
Unit value at beginning of period	$10.99	$11.15	$9.54	$8.41	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.54	$10.99	$11.15	$9.54	$8.41
Units outstanding at end of period	60,498	42,974	22,998	16,872	9,248						4-29-11

Invesco V.I. Mid Cap Growth, Series II (1483)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

Morgan Stanley UIF Emerging Markets Debt, Class II (1256)
Unit value at beginning of period	$13.01	$12.84	$14.29	$12.32	$11.71	$10.83	$8.46	$10.10	$10.00	—	$10.00
Unit value at end of period	$12.65	$13.01	$12.84	$14.29	$12.32	$11.71	$10.83	$8.46	$10.10
Units outstanding at end of period	22,355	29,846	30,043	32,034	25,799	17,487	12,155	7,898	125		5-1-07

Morgan Stanley UIF Emerging Markets Equity, Class II (1258)										—
Unit value at beginning of period	$9.01	$9.59	$9.85	$8.35	$10.37	$8.86	$5.29	$12.42	$10.00		$10.00
Unit value at end of period	$7.92	$9.01	$9.59	$9.85	$8.35	$10.37	$8.86	$5.29	$12.42
Units outstanding at end of period	80,253	95,582	102,074	103,931	127,848	141,595	108,994	55,447	23,334		5-1-07

83

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Morgan Stanley UIF U.S. Real Estate, Class II (1254)
Unit value at beginning of period	$12.22	$9.59	$9.58	$8.41	$8.09	$6.34	$5.01	$8.22	$10.00	—	$10.00
Unit value at end of period	$12.27	$12.22	$9.59	$9.58	$8.41	$8.09	$6.34	$5.01	$8.22
Units outstanding at end of period	85,398	92,208	85,196	89,167	103,810	73,359	28,568	22,426	1,738		5-1-07

PIMCO VIT All Asset, Advisor Class (1405)
Unit value at beginning of period	$12.18	$12.31	$12.49	$11.06	$11.02	$9.90	$8.28	$10.00	—	—	$10.00
Unit value at end of period	$10.89	$12.18	$12.31	$12.49	$11.06	$11.02	$9.90	$8.28
Units outstanding at end of period	31,999	29,359	39,974	43,991	35,054	22,021	6,245	1,744			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404)
Unit value at beginning of period	$5.18	$6.46	$7.70	$7.44	$8.17	$6.68	$4.79	$10.00	—	—	$10.00
Unit value at end of period	$3.79	$5.18	$6.46	$7.70	$7.44	$8.17	$6.68	$4.79
Units outstanding at end of period	194,891	158,360	137,426	159,639	157,170	148,790	77,845	9,504			2-25-08

PIMCO VIT Foreign Bond (US Dollar Hedged), Advisor Class (1484)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

PIMCO VIT Long-Term U.S. Government, Advisor Class (1409)
Unit value at beginning of period	$10.30	$8.44	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.99	$10.30	$8.44
Units outstanding at end of period	0	0	0								4-30-13

PIMCO VIT Low Duration, Advisor Class (1402)

84

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Unit value at beginning of period	$11.23	$11.33	$11.53	$11.08	$11.14	$10.76	$9.65	$10.00	—	—	$10.00
Unit value at end of period	$11.09	$11.23	$11.33	$11.53	$11.08	$11.14	$10.76	$9.65
Units outstanding at end of period	75,122	80,663	86,781	75,575	63,640	16,680	7,766	2,662			2-25-08

PIMCO VIT Real Return, Advisor Class (1403)
Unit value at beginning of period	$11.71	$11.55	$12.94	$12.10	$11.01	$10.36	$8.90	$10.00	—	—	$10.00
Unit value at end of period	$11.21	$11.71	$11.55	$12.94	$12.10	$11.01	$10.36	$8.90
Units outstanding at end of period	67,092	76,248	99,609	114,033	84,386	92,627	71,556	36,021			2-25-08

PIMCO VIT Total Return, Advisor Class (1401)
Unit value at beginning of period	$13.13	$12.80	$13.28	$12.32	$12.09	$11.37	$10.14	$10.00	—	—	$10.00
Unit value at end of period	$12.97	$13.13	$12.80	$13.28	$12.32	$12.09	$11.37	$10.14
Units outstanding at end of period	930,695	800,650	700,484	629,223	537,570	441,442	175,850	32,599			2-25-08

TOPS Managed Risk Moderate Growth ETF, Class 3 (1411)
Unit value at beginning of period	$10.59	$10.47	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.76	$10.59	$10.47
Units outstanding at end of period	12,674	9,966	0								4-30-13

Touchstone VST Active Bond (1261)
Unit value at beginning of period	$12.82	$12.54	$13.02	$12.56	$11.77	$11.11	$9.82	$10.31	$10.00	—	$10.00
Unit value at end of period	$12.46	$12.82	$12.54	$13.02	$12.56	$11.77	$11.11	$9.82	$10.31
Units outstanding at end of period	112,549	85,013	67,163	91,467	90,482	69,438	43,744	20,926	1,313		5-1-07

Touchstone VST Focused (1262)
Unit value at beginning of period	$15.08	$13.55	$10.21	$8.65	$9.90	$8.27	$6.04	$10.18	$10.00	—	$10.00
Unit value at end of period	$15.14	$15.08	$13.55	$10.21	$8.65	$9.90	$8.27	$6.04	$10.18
Units outstanding at end of period	196,861	12,241	20,815	16,754	26,719	33,783	28,420	22,363	2,530		5-1-07

85

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Large Cap Core Equity (1266)
Unit value at beginning of period	$13.37	$11.81	$9.12	$8.27	$8.15	$7.38	$6.04	$9.47	$10.00	—	$10.00
Unit value at end of period	$12.63	$13.37	$11.81	$9.12	$8.27	$8.15	$7.38	$6.04	$9.47
Units outstanding at end of period	57,569	46,958	51,194	45,108	76,205	101,853	81,913	72,486	9,170		5-1-07

Touchstone VST Aggressive ETF (1224)
Unit value at beginning of period	$19.62	$18.54	$15.32	$13.83	$14.05	$12.61	$10.00	—	—	—	$10.00
Unit value at end of period	$19.30	$19.62	$18.54	$15.32	$13.83	$14.05	$12.61
Units outstanding at end of period	44,563	44,293	57,409	32,961	41,376	42,129	32,382				4-27-09

Touchstone VST Conservative ETF (1223)
Unit value at beginning of period	$14.28	$13.79	$12.91	$12.28	$12.06	$11.26	$10.00	—	—	—	$10.00
Unit value at end of period	$14.03	$14.28	$13.79	$12.91	$12.28	$12.06	$11.26
Units outstanding at end of period	223,067	278,331	270,085	285,244	254,683	236,206	174,484				4-27-09

Touchstone VST Moderate ETF (1222)									—	—	$10.00
Unit value at beginning of period	$13.32	$12.65	$11.05	$10.21	$10.18	$9.30	$8.04	$10.00
Unit value at end of period	$13.09	$13.32	$12.65	$11.05	$10.21	$10.18	$9.30	$8.04			4-25-08
Units outstanding at end of period	141,364	126,686	159,645	152,682	162,648	179,019	149,201	2,426

Touchstone VST Aggressive ETF — Guaranteed Return Plus Option (1231)
Unit value at beginning of period	$18.95	$18.02	$14.98	$13.60	$13.91	$12.55	$10.00	—	—	—	$10.00
Unit value at end of period	$18.53	$18.95	$18.02	$14.98	$13.60	$13.91	$12.55
Units outstanding at end of period	10,917	19,098	22,737	36,719	36,725	36,732	36,396				4-27-09

86

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Conservative ETF — Guaranteed Return Plus Option (1229)
Unit value at beginning of period	$13.79	$13.40	$12.62	$12.08	$11.94	$11.21	$10.00	—	—	—	$10.00
Unit value at end of period	$13.46	$13.79	$13.40	$12.62	$12.08	$11.94	$11.21
Units outstanding at end of period	20,767	31,687	31,692	32,585	34,773	34,775	34,778				4-27-09

Touchstone VST Moderate ETF — Guaranteed Return Plus Option (1230)
Unit value at beginning of period	$16.60	$15.86	$13.93	$12.95	$13.00	$11.94	$10.00	—	—	—	$10.00
Unit value at end of period	$16.21	$16.60	$15.86	$13.93	$12.95	$13.00	$11.94
Units outstanding at end of period	55,467	98,511	106,470	148,735	150,505	150,514	143,452				4-27-09

87

Financial Information for Separate Account I of National Integrity (Pinnacle IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between January 1, 2002 and April 30, 2007:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

American Funds I.S. Bond, Class 4 (1448)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

American Funds I.S. Capital Income Builder, Class 4 (1447)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.32
Units outstanding at end of period	3,649										4-24-15

American Funds I.S. Global Growth, Class 4 (1442)
Unit value at beginning of period	$10.53	$10.48	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.07	$10.53	$10.48
Units outstanding at end of period	25,834	0	0								12-12-13

American Funds I.S. Growth, Class 4 (1444)
Unit value at beginning of period	$11.13	$10.43	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.69	$11.13	$10.43
Units outstanding at end of period	551	0	0								12-12-13

American Funds I.S. Growth-Income, Class 4 (1445)
Unit value at beginning of period	$11.35	$10.44	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.32	$11.35	$10.44
Units outstanding at end of period	5,795	2,767	0								12-12-13

88

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

American Funds I.S. Managed Risk Asset Allocation, Class P2 (1446)
Unit value at beginning of period	$10.41	$10.27	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.15	$10.41	$10.27
Units outstanding at end of period	1,271	1,885	0								12-12-13

American Funds I.S. New World, Class 4 (1443)
Unit value at beginning of period	$9.34	$10.31	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.89	$9.34	$10.31
Units outstanding at end of period	25,575	3,198	0								12-12-13

BlackRock Capital Appreciation V.I., Class III (1436)
Unit value at beginning of period	$13.28	$12.41	$9.44	$8.43	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.95	$13.28	$12.41	$9.44	$8.43
Units outstanding at end of period	3,249	4,252	4,873	2,409	709						4-29-11

BlackRock Global Allocation V.I., Class III (1435)
Unit value at beginning of period	$10.96	$10.91	$9.68	$8.93	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.70	$10.96	$10.91	$9.68	$8.93
Units outstanding at end of period	3,933	3,588	2,024	768	8,058						4-29-11

BlackRock High Yield V.I., Class III (1412)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

BlackRock Total Return V.I., Class III (1413)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

89

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Columbia Variable Portfolio — Mid Cap Value, Class 1 (1432)
Unit value at beginning of period	$14.58	$13.17	$9.69	$8.29	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.66	$14.58	$13.17	$9.69	$8.29
Units outstanding at end of period	3,098	3,497	3,916	2,035	2,101						4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1425)
Unit value at beginning of period	$21.21	$20.89	$15.81	$14.42	$15.59	$12.51	$10.00	—	—	—	$10.00
Unit value at end of period	$19.59	$21.21	$20.89	$15.81	$14.42	$15.59	$12.51
Units outstanding at end of period	1,877	1,994	2,333	391	2,611	2,115	0				5-2-09

Deutsche Small Cap Index VIP, Class A (254) (10)
Unit value at beginning of period	$24.61	$23.84	$17.45	$15.23	$16.17	$12.98	$10.41	$16.03	$16.58	$14.32	$10.00
Unit value at end of period	$23.14	$24.61	$23.84	$17.45	$15.23	$16.17	$12.98	$10.41	$16.03	$16.58
Units outstanding at end of period	27	432	446	1,804	1,923	3,473	3,619	4,520	4,764	4,731

Deutsche Small Cap Index, Class B (284)											$10.00
Unit value at beginning of period	$21.84	$21.21	$15.56	$13.63	$14.49	$11.66	$9.37	$14.48	$15.01	$13.00
Unit value at end of period	$20.48	$21.84	$21.21	$15.56	$13.63	$14.49	$11.66	$9.37	$14.48	$15.01
Units outstanding at end of period	8,991	11,342	13,278	17,852	24,786	30,775	36,607	45,822	56,830	59,573

Fidelity VIP Asset Manager, Service Class 2 (232)
Unit value at beginning of period	$15.88	$15.27	$13.44	$12.15	$12.68	$11.29	$8.90	$12.70	$11.19	$10.60	$10.00
Unit value at end of period	$15.64	$15.88	$15.27	$13.44	$12.15	$12.68	$11.29	$8.90	$12.70	$11.19
Units outstanding at end of period	14,758	22,677	20,342	16,574	18,146	22,556	22,357	28,376	27,848	26,460

(10)  Only available in certain contracts.

90

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Balanced, Service Class 2 (214)
Unit value at beginning of period	$19.89	$18.35	$15.61	$13.79	$14.55	$12.54	$9.20	$14.18	$13.23	$12.04	$10.00
Unit value at end of period	$19.68	$19.89	$18.35	$15.61	$13.79	$14.55	$12.54	$9.20	$14.18	$13.23
Units outstanding at end of period	49,916	67,413	71,792	87,962	118,347	160,021	99,533	118,455	124,325	101,737

Fidelity VIP Contrafund, Service Class 2 (239)
Unit value at beginning of period	$25.95	$23,58	$18.27	$15.96	$16.66	$14.46	$10.83	$19.18	$16.59	$15.11	$10.00
Unit value at end of period	$25.68	$25.95	$23.58	$18.27	$15.96	$16.66	$14.46	$10.83	$19.18	$16.59
Units outstanding at end of period	153,157	187,040	274,766	383,336	506,595	663,363	666,708	782,019	890,857	800,690

Fidelity VIP Disciplined Small Cap, Service Class 2 (1298)
Unit value at beginning of period	$13.82	$13.37	$9.83	$8.42	$8.68	$7.04	$5.86	$9.00	$10.00	—	$10.00
Unit value at end of period	$13.33	$13.82	$13.37	$9.83	$8.42	$8.68	$7.04	$5.86	$9.00
Units outstanding at end of period	5,440	5,511	6,559	7,999	10,424	19,552	18,220	20,937	24,432		4-27-07

Fidelity VIP Equity-Income, Service Class 2 (237)
Unit value at beginning of period	$18.53	$17.33	$13.76	$11.93	$12.02	$10.62	$8.29	$14.72	$14.75	$12.48	$10.00
Unit value at end of period	$17.49	$18.53	$17.33	$13.76	$11.93	$12.02	$10.62	$8.29	$14.72	$14.75
Units outstanding at end of period	40,756	70,831	96,454	108,639	135,885	211,048	247,007	319,625	359,277	331,226

Fidelity VIP Freedom 2010, Service Class 2 (1283)
Unit value at beginning of period	$12.63	$12.30	$11.03	$10.03	$10.22	$9.21	$7.54	$10.23	$10.00	—	$10.00
Unit value at end of period	$12.38	$12.63	$12.30	$11.03	$10.03	$10.22	$9.21	$7.54	$10.23
Units outstanding at end of period	16,364	21,789	57,749	78,697	81,549	14,727	16,327	22,902	23,978		4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1284)
Unit value at beginning of period	$12.57	$12.22	$10.86	$9.85	$10.05	$9.04	$7.34	$10.24	$10.00	—	$10.00
Unit value at end of period	$12.33	$12.57	$12.22	$10.86	$9.85	$10.05	$9.04	$7.34	$10.24
Units outstanding at end of period	2,972	30,036	38,648	41,183	73,465	78,385	59,621	64,883	44,658		4-30-07

91

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Freedom 2020, Service Class 2 (1285)
Unit value at beginning of period	$12.34	$11.98	$10.51	$9.43	$9.69	$8.60	$6.79	$10.25	$10.00	—	$10.00
Unit value at end of period	$12.11	$12.34	$11.98	$10.51	$9.43	$9.69	$8.60	$6.79	$10.25
Units outstanding at end of period	278	35,222	35,235	34,930	42,674	34,930	35,473	35,682	35,457		4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1286)
Unit value at beginning of period	$12.81	$12.40	$10.51	$9.29	$9.65	$8.48	$6.63	$10.25	$10.00	—	$10.00
Unit value at end of period	$12.56	$12.81	$12.40	$10.51	$9.29	$9.65	$8.48	$6.63	$10.25
Units outstanding at end of period	613	679	513	513	790	263	265	266	267		4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1287)
Unit value at beginning of period	$12.40	$12.01	$10.04	$8.84	$9.23	$8.08	$6.25	$10.26	$10.00	—	$10.00
Unit value at end of period	$12.15	$12.40	$12.01	$10.04	$8.84	$9.23	$8.08	$6.25	$10.26
Units outstanding at end of period	252	253	255	364	365	367	369	371	334		4-30-07

Fidelity VIP Government Money Market, Initial Class (1295)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.90
Units outstanding at end of period	120,978										4-24-15

Fidelity VIP Growth, Service Class 2 (238)
Unit value at beginning of period	$17.41	$15.91	$11.87	$10.53	$10.69	$8.75	$6.94	$13.37	$10.71	$10.20	$10.00
Unit value at end of period	$18.34	$17.41	$15.91	$11.87	$10.53	$10.69	$8.75	$6.94	$13.37	$10.71
Units outstanding at end of period	27,722	30,745	33,994	50,591	67,340	110,344	129,615	146,306	162,865	149,187

Fidelity VIP High Income, Service Class 2 (286)
Unit value at beginning of period	$19.18	$19.29	$18.52	$16.49	$16.13	$14.40	$10.18	$13.80	$13.66	$12.48	$10.00
Unit value at end of period	$18.17	$19.18	$19.29	$18.52	$16.49	$16.13	$14.40	$10.18	$13.80	$13.66
Units outstanding at end of period	11,179	13,130	28,885	34,841	38,878	56,519	71,788	64,348	76,309	56,828

92

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Index 500, Service Class 2 (1291)
Unit value at beginning of period	$14.23	$12.74	$9.80	$8.60	$8.58	$7.59	$6.09	$9.84	$10.00	—	$10.00
Unit value at end of period	$14.17	$14.23	$12.74	$9.80	$8.60	$8.58	$7.59	$6.09	$9.84
Units outstanding at end of period	185,147	202,427	200,213	274,658	298,147	399,065	538,352	603,732	712,303		4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (408)
Unit value at beginning of period	$13.81	$13.26	$13.74	$13.21	$12.52	$11.81	$10.38	$10.91	$10.64	$10.36	$10.00
Unit value at end of period	$13.49	$13.81	$13.26	$13.74	$13.21	$12.52	$11.81	$10.38	$10.91	$10.64
Units outstanding at end of period	44,574	72,040	98,255	154,740	181,431	220,410	212,819	217,957	361,377	167,952

Fidelity VIP Mid Cap, Service Class 2 (242)
Unit value at beginning of period	$32.04	$30.66	$22.90	$20.28	$23.08	$18.22	$13.23	$22.23	$19.55	$17.65	$10.00
Unit value at end of period	$31.06	$32.04	$30.66	$22.90	$20.28	$23.08	$18.22	$13.23	$22.23	$19.55
Units outstanding at end of period	31,944	40,400	67,344	90,979	138,966	183,532	215,132	248,445	300,089	266,216

Fidelity VIP Overseas, Service Class 2 (409)
Unit value at beginning of period	$14.84	$16.42	$12.80	$10.79	$13.24	$11.91	$9.57	$17.34	$15.03	$12.95	$10.00
Unit value at end of period	$15.10	$14.84	$16.42	$12.80	$10.79	$13.24	$11.91	$9.57	$17.34	$15.03
Units outstanding at end of period	28,656	31,484	62,819	55,426	100,414	135,993	190,114	251,276	280,705	88,166

Fidelity VIP Target Volatility, Service Class 2 (1441)
Unit value at beginning of period	$10.72	$10.29	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.43	$10.72	$10.29
Units outstanding at end of period	0	0	0								12-12-13

FT Franklin Growth & Income VIP, Class 2 (216)
Unit value at beginning of period	$20.25	$18.83	$14.74	$13.33	$13.21	$11.48	$9.21	$14.41	$15.18	$13.20	$10.00
Unit value at end of period	$19.78	$20.25	$18.83	$14.74	$13.33	$13.21	$11.48	$9.21	$14.41	$15.18
Units outstanding at end of period	81,520	94,369	126,441	161,914	235,392	301,958	321,247	402,359	469,686	173,727

93

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

FT Franklin Income VIPs, Class 2 (215)
Unit value at beginning of period	$22.51	$21.84	$19.45	$17.52	$17.36	$15.64	$11.70	$16.88	$16.51	$14.17	$10.00
Unit value at end of period	$20.62	$22.51	$21.84	$19.45	$17.52	$17.36	$15.64	$11.70	$16.88	$16.51
Units outstanding at end of period	90,337	108,338	155,159	194,016	240,787	358,667	439,173	515,984	610,274	568,302

FT Franklin Large Cap Growth VIP, Class 2 (217)
Unit value at beginning of period	$19.84	$17.90	$14.12	$12.75	$13.14	$11.95	$9.34	$14.48	$13.84	$12.66	$10.00
Unit value at end of period	$20.66	$19.84	$17.90	$14.12	$12.75	$13.14	$11.95	$9.34	$14.48	$13.84
Units outstanding at end of period	28,637	30,279	48,781	51,429	92,598	110,088	122,787	127,629	150,207	142,067

FT Franklin Mutual Shares VIP, Class 2 (219)
Unit value at beginning of period	$21.60	$20.46	$16.19	$14.38	$14.74	$13.45	$10.83	$17.47	$17.14	$14.69	$10.00
Unit value at end of period	$20.24	$21.60	$20.46	$16.19	$14.38	$14.74	$13.45	$10.83	$17.47	$17.14
Units outstanding at end of period	49,958	54,578	92,420	110,626	147,818	263,014	307,143	373,083	438,637	342,520

FT Franklin Small Cap Value VIP, Class 2 (1288)
Unit value at beginning of period	$13.88	$14.00	$10.43	$8.94	$9.42	$7.46	$5.86	$8.88	$10.00	—	$10.00
Unit value at end of period	$12.67	$13.88	$14.00	$10.43	$8.94	$9.42	$7.46	$5.86	$8.88
Units outstanding at end of period	9,540	10,146	39,104	75,581	97,131	110,293	62,331	57,869	4,527		4-30-07

FT Templeton Foreign VIP, Class 2 (218)
Unit value at beginning of period	$20.21	$23.07	$19.04	$16.34	$18.55	$17.36	$12.86	$21.88	$19.23	$16.07	$10.00
Unit value at end of period	$18.62	$20.21	$23.07	$19.04	$16.34	$18.55	$17.36	$12.86	$21.88	$19.23
Units outstanding at end of period	37,630	45,912	58,884	68,136	88,624	117,475	131,359	161,967	198,359	167,482

FT Templeton Global Bond VIP, Class 2 (1234)
Unit value at beginning of period	$9.77	$9.73	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.21	$9.77	$9.73
Units outstanding at end of period	5,051	5,274	0								4-30-13

94

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

FT Templeton Growth VIP, Class 2 (220)
Unit value at beginning of period	$19.49	$20.35	$15.79	$13.23	$14.43	$13.64	$10.55	$18.57	$18.41	$15.34	$10.00
Unit value at end of period	$17.97	$19.49	$20.35	$15.79	$13.23	$14.43	$13.64	$10.55	$18.57	$18.41
Units outstanding at end of period	35,167	40,551	47,940	54,243	66,471	103,498	117,317	128,737	163,948	169,224

Guggenheim VT Global Managed Futures Strategy (1424)
Unit value at beginning of period	$7.52	$6.81	$6.74	$7.70	$8.55	$8.99	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$7.30	$7.52	$6.81	$6.74	$7.70	$8.55	$8.99	$9.51
Units outstanding at end of period	2,034	2,337	752	1,880	5,558	27,953	48,586	68,709			11-24-08

Guggenheim VT Long Short Equity (1420)
Unit value at beginning of period	$10.15	$10.02	$8.66	$8.41	$9.14	$8.34	$6.65	$10.00	—	—	$10.00
Unit value at end of period	$10.13	$10.15	$10.02	$8.66	$8.41	$9.14	$8.34	$6.65
Units outstanding at end of period	1,967	2,612	1,554	1,463	1,886	2,616	7,594	17,696			2-25-08

Guggenheim VT Multi-Hedge Strategies (1421)
Unit value at beginning of period	$8.88	$8.61	$8.59	$8.53	$8.37	$8.00	$8.40	$10.00	—	—	$10.00
Unit value at end of period	$8.91	$8.88	$8.61	$8.59	$8.53	$8.37	$8.00	$8.40
Units outstanding at end of period	1,717	2,321	6,152	7,451	8,827	9,081	5,306	21,192			2-25-08

Invesco V.I. American Franchise, Series II (209)
Unit value at beginning of period	$22.68	$21.27	$15.44	$13.82	$14.98	$12.71	$7.79	$15.53	$13.51	$13.36	$10.00
Unit value at end of period	$23.41	$22.68	$21.27	$15.44	$13.82	$14.98	$12.71	$7.79	$15.53	$13.51
Units outstanding at end of period	6,066	6,688	7,785	9,366	12,009	14,446	15,604	15,220	25,644	32,530

95

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Invesco V.I. American Value, Series II (1206)
Unit value at beginning of period	$16.43	$15.23	$11.54	$10.00	$10.07	$8.36	$6.10	$10.00	—	—	$10.00
Unit value at end of period	$14.68	$16.43	$15.23	$11.54	$10.00	$10.07	$8.36	$6.10
Units outstanding at end of period	2,511	4,117	9,199	719	2,653	4,713	3,447	2,566			5-1-08

Invesco V.I. Comstock, Series II (208)
Unit value at beginning of period	$23.94	$22.27	$16.66	$14.21	$14.73	$12.92	$10.21	$16.14	$16.77	$14.66	$10.00
Unit value at end of period	$22.13	$23.94	$22.27	$16.66	$14.21	$14.73	$12.92	$10.21	$16.14	$16.77
Units outstanding at end of period	10,832	13,034	18,601	24,645	33,073	50,326	63,999	77,870	81,144	80,580

Invesco V.I. International Growth, Series II (1434)
Unit value at beginning of period	$11.03	$11.18	$9.56	$8.41	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.59	$11.03	$11.18	$9.56	$8.41
Units outstanding at end of period	6,169	7,296	8,504	6,865	0						4-29-11

Invesco V.I. Mid Cap Growth, Series II (1449)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

Morgan Stanley UIF Emerging Markets Debt, Class II (1289)
Unit value at beginning of period	$13.18	$13.00	$14.46	$12.45	$11.81	$10.92	$8.52	$10.17	$10.00	—	$10.00
Unit value at end of period	$12.84	$13.18	$13.00	$14.46	$12.45	$11.81	$10.92	$8.52	$10.17
Units outstanding at end of period	3,650	4,402	7,443	16,304	17,480	17,371	15,292	$53,507	60,767		4-28-07

Morgan Stanley UIF Emerging Markets Equity, Class II (210)
Unit value at beginning of period	$31.41	$33.40	$34.26	$29.01	$36.01	$30.72	$18.32	$42.98	$31.05	$22.97	$10.00
Unit value at end of period	$27.64	$31.41	$33.40	$34.26	$29.01	$36.01	$30.72	$18.32	$42.98	$31.05
Units outstanding at end of period	10,490	17,087	35,350	44,456	70,081	88,354	86,548	94,930	83,824	53,782

96

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Morgan Stanley UIF U.S. Real Estate, Class II (1299)
Unit value at beginning of period	$11.52	$9.04	$9.01	$7.91	$7.59	$5.95	$4.70	$7.70	$10.00	—	$10.00
Unit value at end of period	$11.58	$11.52	$9.04	$9.01	$7.91	$7.59	$5.95	$4.70	$7.70
Units outstanding at end of period	39,054	56,254	82,616	89,907	114,179	128,414	127,892	141,655	107,479		4-28-07

PIMCO VIT All Asset, Advisor Class (1419)
Unit value at beginning of period	$12.26	$12.39	$12.56	$11.10	$11.05	$9.92	$8.29	$10.00	—	—	$10.00
Unit value at end of period	$10.98	$12.26	$12.39	$12.56	$11.10	$11.05	$9.92	$8.29
Units outstanding at end of period	37,275	78,621	104,160	146,579	149,167	132,005	11,327	1,390			2-25-08

PIMCO VIT CommodityReal Return Strategy, Advisor Class (1418)
Unit value at beginning of period	$5.21	$6.50	$7.73	$7.47	$8.19	$6.69	$4.79	$10.00	—	—	$10.00
Unit value at end of period	$3.82	$5.21	$6.50	$7.73	$7.47	$8.19	$6.69	$4.79
Units outstanding at end of period	17,410	17,801	18,658	93,671	102,902	122,283	58,842	45,612			2-25-08

PIMCO VIT Foreign Bond (US Dollar Hedged), Advisor Class (1414)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

PIMCO VIT Long-Term U.S. Government, Advisor Class (1233)
Unit value at beginning of period	$10.31	$8.45	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.01	$10.31	$8.45
Units outstanding at end of period	0	0	0								4-30-13

97

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

PIMCO VIT Low Duration, Advisor Class (1416)
Unit value at beginning of period	$11.31	$11.39	$11.59	$11.12	$11.17	$10.78	$9.66	$10.00	—	—	$10.00
Unit value at end of period	$11.17	$11.31	$11.39	$11.59	$11.12	$11.17	$10.78	$9.66
Units outstanding at end of period	4,855	4,013	63,322	66,170	66,956	14,621	26,493	485			2-25-08

PIMCO VIT Real Return, Advisor Class (1417)
Unit value at beginning of period	$11.79	$11.62	$13.00	$12.14	$11.04	$10.38	$8.90	$10.00	—	—	$10.00
Unit value at end of period	$11.30	$11.79	$11.62	$13.00	$12.14	$11.04	$10.38	$8.90
Units outstanding at end of period	6,817	8,538	44,251	71,853	68,941	51,129	37,521	28,881			2-25-08

PIMCO VIT Total Return, Advisor Class (1415)
Unit value at beginning of period	$13.22	$12.88	$13.34	$12.37	$12.12	$11.39	$10.14	$10.00	—	—	$10.00
Unit value at end of period	$13.08	$13.22	$12.88	$13.34	$12.37	$12.12	$11.39	$10.14
Units outstanding at end of period	37,022	40,482	65,636	99,092	98,408	97,168	91,990	58,277			2-25-08

TOPS Managed Risk Moderate Growth ETF, Class 3 (1235)
Unit value at beginning of period	$10.61	$10.48	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.78	$10.61	$10.48
Units outstanding at end of period	0	0	0								4-30-13

Touchstone VST Active Bond (292)											$10.00
Unit value at beginning of period	$14.53	$14.20	$14.73	$14.20	$13.28	$12.53	$11.07	$11.61	$11.17	$10.89
Unit value at end of period	$14.14	$14.53	$14.20	$14.73	$14.20	$13.28	$12.53	$11.07	$11.61	$11.17
Units outstanding at end of period	82,321	45,638	67,014	97,247	134,983	115,444	121,747	113,768	112,823	95,536

Touchstone VST Focused (288)
Unit value at beginning of period	$26.91	$24.14	$18.17	$15.37	$17.59	$14.68	$10.72	$18.03	$15.99	$13.97	$10.00
Unit value at end of period	$27.04	$26.91	$24.14	$18.17	$15.37	$17.59	$14.68	$10.72	$18.03	$15.99
Units outstanding at end of period	165,340	35,999	44,873	52,927	75,721	114,360	148,213	179,074	202,967	128,934

98

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Large Cap Core Equity (291)
Unit value at beginning of period	$19.35	$17.08	$13.18	$11.94	$11.76	$10.63	$8.70	$13.62	$13.12	$10.52	$10.00
Unit value at end of period	$18.30	$19.35	$17.08	$13.18	$11.94	$11.76	$10.63	$8.70	$13.62	$13.12
Units outstanding at end of period	27,000	36,446	41,971	73,976	106,275	174,757	242,751	267,613	53,713	68,851

Touchstone VST Aggressive ETF Fund (1203)
Unit value at beginning of period	$16.09	$15.18	$12.54	$11.30	$11.47	$10.28	$8.57	$12.27	$11.85	$10.59	$10.00
Unit value at end of period	$15.84	$16.09	$15.18	$12.54	$11.30	$11.47	$10.28	$8.57	$12.27	$11.85
Units outstanding at end of period	58,695	78,279	128,154	93,019	122,739	129,249	222,383	124,656	153,406	237,328

Touchstone VST Conservative ETF Fund (1201)
Unit value at beginning of period	$14.40	$13.88	$12.98	$12.34	$12.11	$11.29	$10.25	$11.49	$11.03	$10.34	$10.00
Unit value at end of period	$14.15	$14.40	$13.88	$12.98	$12.34	$12.11	$11.29	$10.25	$11.49	$11.03
Units outstanding at end of period	84,892	127,572	198,901	224,215	260,182	305,338	398,264	138,586	157,929	173,448

Touchstone VST Moderate ETF Fund (1202)
Unit value at beginning of period	$15.59	$14.79	$12.90	$11.91	$11.86	$10.82	$9.35	$11.91	$11.48	$10.50	$10.00
Unit value at end of period	$15.33	$15.59	$14.79	$12.90	$11.91	$11.86	$10.82	$9.35	$11.91	$11.48
Units outstanding at end of period	107,693	140,369	223,015	317,436	412,643	492,600	465,081	346,539	289,820	323,942

99

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Aggressive ETF Fund, Guaranteed Return Plus Option (1228)
Unit value at beginning of period	$19.06	$18.11	$15.04	$13.64	$13.93	$12.56	$10.00	—	—	—	$10.00
Unit value at end of period	$18.65	$19.06	$18.11	$15.04	$13.64	$13.93	$12.56
Units outstanding at end of period	19,609	20,261	23,430	35,185	37,099	41,440	41,702				4-27-09

Touchstone VST Conservative ETF Fund, Guaranteed Return Plus Option (1226)
Unit value at beginning of period	$13.87	$13.46	$12.67	$12.12	$11.96	$11.22	$10.00	—	—	—	$10.00
Unit value at end of period	$13.56	$13.87	$13.46	$12.67	$12.12	$11.96	$11.22
Units outstanding at end of period	7,121	10,210	10,256	10,261	11,050	11,606	14,927				4-27-09

Touchstone VST Moderate ETF Fund, Guaranteed Return Plus Option (1227)
Unit value at beginning of period	$16.70	$15.94	$13.99	$12.99	$13.02	$11.95	$10.00	—	—	—	$10.00
Unit value at end of period	$16.32	$16.70	$15.94	$13.99	$12.99	$13.02	$11.95
Units outstanding at end of period	55,061	79,113	179,735	199,611	212,233	215,783	217,023				4-27-09

100

Financial Information for Separate Account I of National Integrity (Pinnacle and Pinnacle III)

For the Variable Account Options we currently offer, the table below shows the following date for Pinnacle and Pinnacle III contracts with a mortality and expense risk charge of 1.35% issued prior to January 1, 2002:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

American Funds I.S. Bond, Class 4 (1460)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

American Funds I.S. Capital Income Builder, Class 4 (1457)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.32
Units outstanding at end of period	0										4-24-15

American Funds I.S. Global Growth, Class 4 (1452)
Unit value at beginning of period	$10.54	$10.48	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.10	$10.54	$10.48
Units outstanding at end of period	35	39	0								12-12-13

American Funds I.S. Growth, Class 4 (1454)
Unit value at beginning of period	$11.14	$10.43	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.71	$11.14	$10.43
Units outstanding at end of period	0	216	0								12-12-13

American Funds I.S. Growth-Income, Class 4 (1455)
Unit value at beginning of period	$11.37	$10.44	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.35	$11.37	$10.44
Units outstanding at end of period	1,321	993	0								12-12-13

101

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

American Funds I.S. Managed Risk Asset Allocation, Class P2 (1456)
Unit value at beginning of period	$10.43	$10.27	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.17	$10.43	$10.27
Units outstanding at end of period	59	964	0								12-12-13

American Funds I.S. New World, Class 4 (1453)
Unit value at beginning of period	$9.35	$10.31	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.91	$9.35	$10.31
Units outstanding at end of period	3,903	2,062	0								12-12-13

BlackRock Capital Appreciation V.I., Class III (086)
Unit value at beginning of period	$13.32	$12.44	$9.46	$8.44	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$14.01	$13.32	$12.44	$9.46	$8.44
Units outstanding at end of period	3,282	690	0	1,570	0						4-29-11

BlackRock Global Allocation V.I., Class III (085)
Unit value at beginning of period	$11.00	$10.94	$9.70	$8.94	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.75	$11.00	$10.94	$9.70	$8.94
Units outstanding at end of period	1,932	1,905	5,941	2,495	8,724						4-29-11

BlackRock High Yield V.I., Class III (1461)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

BlackRock Total Return V.I., Class III (1462)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

102

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Columbia Variable Portfolio — Mid Cap Value, Class 1 (087)
Unit value at beginning of period	$14.64	$13.21	$9.71	$8.30	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.72	$14.64	$13.21	$9.71	$8.30
Units outstanding at end of period	2,500	3,577	2,897	2,964	3,090						4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (080)
Unit value at beginning of period	$21.34	$20.99	$15.87	$14.46	$15.62	$12.52	$10.00	—	—	—	$10.00
Unit value at end of period	$19.72	$21.34	$20.99	$15.87	$14.46	$15.62	$12.52
Units outstanding at end of period	589	311	313	262	1,576	1,889	283				5-2-09

Deutsche Small Cap Index VIP, Class A (452)
Unit value at beginning of period	$25.23	$24.41	$17.85	$15.57	$16.51	$13.24	$10.60	$16.32	$16.86	$14.55	$10.00
Unit value at end of period	$23.74	$25.23	$24.41	$17.85	$15.57	$16.51	$13.24	$10.60	$16.32	$16.86
Units outstanding at end of period	20,396	22,449	29,278	35,049	43,468	52,397	67,573	72,489	107,668	169,331

Fidelity VIP Asset Manager, Service Class 2 (402)
Unit value at beginning of period	$16.06	$15.42	$13.55	$12.24	$12.77	$11.36	$8.94	$12.75	$11.22	$10.62	$10.00
Unit value at end of period	$15.83	$16.06	$15.42	$13.55	$12.24	$12.77	$11.36	$8.94	$12.75	$11.22
Units outstanding at end of period	1,900	2,715	68	75	90	117	0	1,728	11,578	8,284

Fidelity Balanced, Service Class 2 (403)
Unit value at beginning of period	$18.23	$16.79	$14.27	$12.60	$13.28	$11.43	$8.38	$12.90	$12.03	$10.93	$10.00
Unit value at end of period	$18.05	$18.23	$16.79	$14.27	$12.60	$13.28	$11.43	$8.38	$12.90	$12.03
Units outstanding at end of period	17,629	21,254	19,454	23,128	33,554	25,291	21,674	29,105	33,743	31,556

Fidelity VIP Contrafund, Initial Class (442)
Unit value at beginning of period	$32.78	$29.68	$22.92	$19.96	$20.75	$17.95	$13.41	$23.64	$20.38	$18.49	$10.00
Unit value at end of period	$32.55	$32.78	$29.68	$22.92	$19.96	$20.75	$17.95	$13.41	$23.64	$20.38
Units outstanding at end of period	141,052	165,337	198,704	238,486	282,630	333,717	335,844	378,191	499,092	630,129

103

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Disciplined Small Cap, Service Class 2 (045)
Unit value at beginning of period	$13.93	$13,46	$9.89	$8.46	$8.71	$7.06	$5.87	$9.01	$10.00	—	$10.00
Unit value at end of period	$13.44	$13.93	$13.46	$9.89	$8.46	$8.71	$7.06	$5.87	$9.01
Units outstanding at end of period	7,955	9,945	10,606	11,548	20,794	25,795	26,120	29,959	61,955		4-30-07

Fidelity VIP Equity-Income, Initial Class (444)
Unit value at beginning of period	$22.39	$20.88	$16.51	$14.27	$14.33	$12.61	$9.82	$17.36	$17.33	$14.61	$10.00
Unit value at end of period	$21.21	$22.39	$20.88	$16.51	$14.27	$14.33	$12.61	$9.82	$17.36	$17.33
Units outstanding at end of period	49,002	56,722	64,997	76,856	99,841	114,988	141,277	181,077	237,052	336,522

Fidelity VIP Freedom 2010, Service Class 2 (023)
Unit value at beginning of period	$12.73	$12.38	$11.09	$10.08	$10.26	$9.24	$7.55	$10.23	$10.00	—	$10.00
Unit value at end of period	$12.49	$12.73	$12.38	$11.09	$10.08	$10.26	$9.24	$7.55	$10.23
Units outstanding at end of period	7,830	7,830	7,830	7,830	7,357	0	0	0	0		4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (024)
Unit value at beginning of period	$12.67	$12.30	$10.93	$9.90	$10.08	$9.06	$7.35	$10.25	$10.00	—	$10.00
Unit value at end of period	$12.44	$12.67	$12.30	$10.93	$9.90	$10.08	$9.06	$7.35	$10.25
Units outstanding at end of period	0	0	0	305	0	0	0	0	1,459		4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (025)
Unit value at beginning of period	$12.44	$12.06	$10.57	$9.48	$9.73	$8.62	$6.80	$10.26	$10.00	—	$10.00
Unit value at end of period	$12.22	$12.44	$12.06	$10.57	$9.48	$9.73	$8.62	$6.80	$10.26
Units outstanding at end of period	0	0	0	525	0	1,413	1,415	1,418	0		4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (026)
Unit value at beginning of period	$12.91	$12.48	$10.57	$9.33	$9.69	$8.51	$6.64	$10.26	$10.00	—	$10.00
Unit value at end of period	$12.67	$12.91	$12.48	$10.57	$9.33	$9.69	$8.51	$6.64	$10.26
Units outstanding at end of period	0	0	0	525	0	0	0	0	0		4-30-07

104

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Freedom 2030, Service Class 2 (027)
Unit value at beginning of period	$12.49	$12.09	$10.09	$8.88	$9.27	$8.11	$6.26	$10.27	$10.00	—	$10.00
Unit value at end of period	$12.26	$12.49	$12.09	$10.09	$8.88	$9.27	$8.11	$6.26	$10.27
Units outstanding at end of period	0	0	0	770	0	0	0	0	0		4-30-07

Fidelity VIP Government Money Market, Initial Class (1469)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.91
Units outstanding at end of period	93,507										4-24-15

Fidelity VIP Growth, Service Class 2 (049)
Unit value at beginning of period	$15.35	$14.02	$10.45	$9.26	$9.39	$7.68	$6.09	$11.71	$10.00	—	$10.00
Unit value at end of period	$16.19	$15.35	$14.02	$10.45	$9.26	$9.39	$7.68	$6.09	$11.71
Units outstanding at end of period	11,116	5,164	6,017	7,950	9,172	9,813	7,870	13,246	28,407		4-30-07

Fidelity VIP High Income, Service Class 2 (405)											$10.00
Unit value at beginning of period	$16.82	$16.90	$16.21	$14.42	$14.09	$12.56	$8.88	$12.02	$11.88	$10.85
Unit value at end of period	$15.95	$16.82	$16.90	$16.21	$14.42	$14.09	$12.56	$8.88	$12.02	$11.88
Units outstanding at end of period	1,547	2,499	2,860	3,058	3,937	6,331	17,405	5,459	8,201	12,523

Fidelity VIP Index 500, Service Class 2 (029)
Unit value at beginning of period	$14.34	$12.83	$9.86	$8.64	$8.61	$7.61	$6.10	$9.85	$10.00	—	$10.00
Unit value at end of period	$14.30	$14.34	$12.83	$9.86	$8.64	$8.61	$7.61	$6.10	$9.85
Units outstanding at end of period	42,774	51,467	39,551	76,956	52,316	59,729	71,161	72,501	75,383		4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (406)
Unit value at beginning of period	$13.96	$13.39	$13.86	$13.31	$12.60	$11.88	$10.43	$10.95	$10.67	$10.38	$10.00
Unit value at end of period	$13.65	$13.96	$13.39	$13.86	$13.31	$12.60	$11.88	$10.43	$10.95	$10.67
Units outstanding at end of period	10,115	13,315	13,869	17,030	22,934	47,952	69,552	132,598	63,118	10,109

105

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Mid Cap, Service Class 2 (047)
Unit value at beginning of period	$15.25	$14.58	$10.88	$9.63	$10.95	$8.63	$6.26	$10.51	$10.00	—	$10.00
Unit value at end of period	$14.80	$15.25	$14.58	$10.88	$9.63	$10.95	$8.63	$6.26	$10.51
Units outstanding at end of period	25,107	29,521	33,486	33,685	36,826	54,970	56,589	64,034	146,912		4-27-07

Fidelity VIP Overseas, Service Class 2 (407)
Unit value at beginning of period	$15.00	$16.58	$12.91	$10.87	$13.33	$11.98	$9.62	$17.40	$15.07	$12.97	$10.00
Unit value at end of period	$15.28	$15.00	$16.58	$12.91	$10.87	$13.33	$11.98	$9.62	$17.40	$15.07
Units outstanding at end of period	23,158	24,455	36,026	28,276	43,098	54,601	64,660	102,933	127,742	28,638

Fidelity VIP Target Volatility, Service Class 2 (1451)
Unit value at beginning of period	$10.74	$10.29	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.45	$10.74	$10.29
Units outstanding at end of period	0	0	0								12-12-13

FT Franklin Growth & Income VIP, Class 2 (044)
Unit value at beginning of period	$12.72	$11.81	$9.24	$8.34	$8.26	$7.18	$5.75	$8.98	$10.00	—	$10.00
Unit value at end of period	$12.43	$12.72	$11.81	$9.24	$8.34	$8.26	$7.18	$5.75	$8.98
Units outstanding at end of period	57,080	62,973	69,755	78,068	105,148	124,126	116,502	134,791	123,637		4-27-07

FT Franklin Income VIP, Class 1 (433)
Unit value at beginning of period	$23.49	$22.69	$20.14	$18.09	$17.85	$16.03	$11.96	$17.17	$16.74	$14.32	$10.00
Unit value at end of period	$21.58	$23.49	$22.69	$20.14	$18.09	$17.85	$16.03	$11.96	$17.17	$16.74
Units outstanding at end of period	187,928	214,721	240,104	287,707	352,561	442,128	509,085	624,583	871,547	1,072,088

FT Franklin Large Cap Growth VIP, Class 2 (435)
Unit value at beginning of period	$20.09	$18.10	$14.27	$12.87	$13.25	$12.03	$9.40	$14.56	$13.89	$12.70	$10.00
Unit value at end of period	$20.93	$20.09	$18.10	$14.27	$12.87	$13.25	$12.03	$9.40	$14.56	$13.89
Units outstanding at end of period	5,405	6,260	16,667	9,763	18,550	19,551	19,925	20,522	48,133	35,759

106

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

FT Franklin Mutual Shares VIP - Class 2 (436)
Unit value at beginning of period	$21.86	$20.69	$16.35	$14.51	$14.86	$13.55	$10.90	$17.56	$17.21	$14.73	$10.00
Unit value at end of period	$20.50	$21.86	$20.69	$16.35	$14.51	$14.86	$13.55	$10.90	$17.56	$17.21
Units outstanding at end of period	23,851	25,900	28,582	48,436	58,417	75,799	82,326	90,310	105,039	102,288

FT Franklin Small Cap Value VIP, Class 2 (028)
Unit value at beginning of period	$13.99	$14.10	$10.49	$8.98	$9.46	$7.48	$5.87	$8.88	$10.00	—	$10.00
Unit value at end of period	$12.78	$13.99	$14.10	$10.49	$8.98	$9.46	$7.48	$5.87	$8.88
Units outstanding at end of period	10,245	12,304	12,189	31,437	32,754	50,208	64,785	55,192	78		4-30-07

FT Templeton Foreign VIP, Class 2 (439)
Unit value at beginning of period	$20.45	$23.33	$19.23	$16.49	$18.70	$17.49	$12.94	$21.99	$19.31	$16.12	$10.00
Unit value at end of period	$18.87	$20.45	$23.33	$19.23	$16.49	$18.70	$17.49	$12.94	$21.99	$19.31
Units outstanding at end of period	9,663	12,151	15,306	19,081	27,544	30,412	32,231	34,425	84,528	94,881

FT Templeton Global Bond VIP, Class 2 (089)
Unit value at beginning of period	$9.79	$9.74	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.24	$9.79	$9.74
Units outstanding at end of period	7,651	6,527	0								4-30-13

FT Templeton Growth VIP, Class 2 (437)
Unit value at beginning of period	$19.73	$20.58	$15.95	$13.35	$14.55	$13.73	$10.62	$18.66	$18.49	$15.38	$10.00
Unit value at end of period	$18.20	$19.73	$20.58	$15.95	$13.35	$14.55	$13.73	$10.62	$18.66	$18.49
Units outstanding at end of period	7,102	7,445	7,761	21,827	23,386	33,336	47,705	79,150	48,020	94,133

Guggenheim VT Global Managed Futures Strategy Fund (048)
Unit value at beginning of period	$7.57	$6.85	$6.77	$7.72	$8.57	$9.00	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$7.35	$7.57	$6.85	$6.77	$7.72	$8.57	$9.00	$9.51
Units outstanding at end of period	2,701	2,857	256	839	1,132	1,936	32,647	1,586			11-24-08

107

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Guggenheim VT Long Short Equity (057)
Unit value at beginning of period	$9.94	$9.80	$8.46	$8.21	$8.91	$8.12	$6.47	$10.00	—	—	$10.00
Unit value at end of period	$9.93	$9.94	$9.80	$8.46	$8.21	$8.91	$8.12	$6.47
Units outstanding at end of period	1,364	2,611	624	587	543	630	610	0			2-25-08

Guggenheim VT Multi-Hedge Strategies (055)
Unit value at beginning of period	$8.82	$8.55	$8.52	$8.45	$8.29	$7.91	$8.29	$10.00	—	—	$10.00
Unit value at end of period	$8.87	$8.82	$8.55	$8.52	$8.45	$8.29	$7.91	$8.29
Units outstanding at end of period	7,805	18,438	17,377	19,316	16,403	15,827	19,440	0			2-25-08

Invesco V.I. American Franchise, Series II (459)
Unit value at beginning of period	$22.95	$21.51	$15.60	$13.94	$15.10	$12.80	$7.83	$15.60	$13.56	$13.40	$10.00
Unit value at end of period	$23.72	$22.95	$21.51	$15.60	$13.94	$15.10	$12.80	$7.83	$15.60	$13.56
Units outstanding at end of period	735	910	956	1,047	1,960	2,669	11,874	2,526	5,107	5,944

Invesco V.I. American Value, Series II (059)
Unit value at beginning of period	$16.54	$15.32	$11.59	$10.04	$10.09	$8.37	$6.10	$10.00	—	—	$10.00
Unit value at end of period	$14.79	$16.54	$15.32	$11.59	$10.04	$10.09	$8.37	$6.10
Units outstanding at end of period	1,697	1,298	4,924	246	2,483	7,459	2,991	2,516			5-1-08

Invesco V.I. Comstock, Series II (429)
Unit value at beginning of period	$24.23	$22.52	$16.82	$14.34	$14.85	$13.01	$10.27	$16.22	$16.83	$14.70	$10.00
Unit value at end of period	$22.43	$24.23	$22.52	$16.82	$14.34	$14.85	$13.01	$10.27	$16.22	$16.83
Units outstanding at end of period	3,582	3,679	21,715	7,213	7,660	9,246	9,076	12,448	15,830	26,856

Invesco V.I. International Growth, Series II (084)
Unit value at beginning of period	$11.07	$11.21	$9.57	$8.42	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.64	$11.07	$11.21	$9.57	$8.42
Units outstanding at end of period	9,732	7,283	3,382	3,925	0						4-29-11

108

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Invesco V.I. Mid Cap Growth, Series II (1463)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

Morgan Stanley UIF Emerging Markets Debt, Class I (449)
Unit value at beginning of period	$28.81	$28.38	$31.52	$27.09	$25.65	$23.70	$18.45	$21.99	$20.93	$19.15	$10.00
Unit value at end of period	$28.11	$28.81	$28.38	$31.52	$27.09	$25.65	$23.70	$18.45	$21.99	$20.93
Units outstanding at end of period	5,075	7,813	8,444	9,321	12,837	15,646	16,987	18,455	30,359	39,913

Morgan Stanley UIF Emerging Markets Equity, Class II (494)											$10.00
Unit value at beginning of period	$31.80	$33.77	$34.61	$29.28	$36.30	$30.93	$18.43	$43.20	$31.18	$23.04
Unit value at end of period	$28.01	$31.80	$33.77	$34.61	$29.28	$36.30	$30.93	$18.43	$43.20	$31.18
Units outstanding at end of period	3,740	4,237	9,305	10,914	12,191	25,321	38,706	30,377	55,877	57,503

Morgan Stanley UIF U.S. Real Estate, Class I (458)
Unit value at beginning of period	$43.10	$33.68	$33.45	$29.28	$28.02	$21.85	$17.26	$28.17	$34.44	$25.29	$10.00
Unit value at end of period	$43.44	$43.10	$33.68	$33.45	$29.28	$28.02	$21.85	$17.26	$28.17	$34.44
Units outstanding at end of period	10,779	17,955	14,369	19,124	23,185	36,081	39,580	48,850	61,492	82,218

PIMCO VIT All Asset, Advisor Class (050)
Unit value at beginning of period	$12.25	$12.36	$12.52	$11.05	$10.99	$9.86	$8.23	$10.00	—	—	$10.00
Unit value at end of period	$10.97	$12.25	$12.36	$12.52	$11.05	$10.99	$9.86	$8.23
Units outstanding at end of period	3,557	3,974	3,857	7,215	7,587	8,019	4,499	0			2-25-08

PIMCO VIT CommodityReal Return Strategy, Advisor Class (051)
Unit value at beginning of period	$5.21	$6.49	$7.71	$7.44	$8.16	$6.65	$4.76	$10.00	—	—	$10.00
Unit value at end of period	$3.82	$5.21	$6.49	$7.71	$7.44	$8.16	$6.65	$4.76
Units outstanding at end of period	22,062	21,984	19,293	30,296	30,746	27,940	26,787	8,417			2-25-08

109

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

PIMCO VIT Foreign Bond (US Dollar Hedged), Advisor Class (1464)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-16

PIMCO VIT Long-Term U.S. Government, Advisor Class (088)
Unit value at beginning of period	$10.33	$8.45	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.04	$10.33	$8.45
Units outstanding at end of period	0	0	0								4-30-13

PIMCO VIT Low Duration, Advisor Class (052)
Unit value at beginning of period	$11.43	$11.50	$11.68	$11.20	$11.24	$10.83	$9.70	$10.00	—	—	$10.00
Unit value at end of period	$11.30	$11.43	$11.50	$11.68	$11.20	$11.24	$10.83	$9.70
Units outstanding at end of period	2,275	2,300	2,596	3,850	3,202	24,043	21,548	29,722			2-25-08

PIMCO VIT Real Return, Advisor Class (053)
Unit value at beginning of period	$11.89	$11.70	$13.08	$12.20	$11.09	$10.41	$8.92	$10.00	—	—	$10.00
Unit value at end of period	$11.40	$11.89	$11.70	$13.08	$12.20	$11.09	$10.41	$8.92
Units outstanding at end of period	7,545	7,634	7,968	15,743	17,149	25,339	21,672	3,223			2-25-08

PIMCO VIT Total Return, Advisor Class (054)
Unit value at beginning of period	$13.13	$12.78	$13.22	$12.24	$11.99	$11.25	$10.01	$10.00	—	—	$10.00
Unit value at end of period	$13.00	$13.13	$12.78	$13.22	$12.24	$11.99	$11.25	$10.01
Units outstanding at end of period	46,260	47,364	58,398	71,505	86,665	90,073	93,045	5,361			2-25-08

110

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

TOPS Managed Risk Moderate Growth ETF, Class 3 (1450)
Unit value at beginning of period	$10.63	$10.49	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.81	$10.63	$10.49
Units outstanding at end of period	0	0	0								4-30-13

Touchstone VST Active Bond (466)
Unit value at beginning of period	$14.72	$14.37	$14.89	$14.34	$13.40	$12.63	$11.14	$11.68	$11.22	$10.93	$10.00
Unit value at end of period	$14.33	$14.72	$14.37	$14.89	$14.34	$13.40	$12.63	$11.14	$11.68	$11.22
Units outstanding at end of period	24,734	8,446	11,091	11,013	21,878	14,608	18,153	22,240	57,388	80,384

Touchstone VST Focused (462)
Unit value at beginning of period	$27.25	$24.43	$18.37	$15.53	$17.75	$14.79	$10.79	$18.14	$16.07	$14.02	$10.00
Unit value at end of period	$27.42	$27.25	$24.43	$18.37	$15.53	$17.75	$14.79	$10.79	$18.14	$16.07
Units outstanding at end of period	152,362	12,194	17,411	16,501	17,966	23,399	30,529	39,605	48,815	24,589

Touchstone VST Large Cap Core Equity (465)
Unit value at beginning of period	$19.60	$17.29	$13.32	$12.05	$11.86	$10.71	$8.75	$13.69	$13.18	$10.56	$10.00
Unit value at end of period	$18.56	$19.60	$17.29	$13.32	$12.05	$11.86	$10.71	$8.75	$13.69	$13.18
Units outstanding at end of period	71,078	81,672	100,901	110,630	129,563	183,597	200,418	216,155	2,944	3,048

Touchstone VST Aggressive ETF (498)
Unit value at beginning of period	$16.25	$15.33	$12.64	$11.38	$11.54	$10.34	$8.61	$12.31	$11.87	$10.60	$10.00
Unit value at end of period	$16.02	$16.25	$15.33	$12.64	$11.38	$11.54	$10.34	$8.61	$12.31	$11.87
Units outstanding at end of period	42,518	48,684	54,986	8,359	15,174	6,529	7,636	8,301	16,694	67,537

Touchstone VST Conservative ETF (400)
Unit value at beginning of period	$14.54	$14.01	$13.09	$12.43	$12.18	$11.35	$10.29	$11.53	$11.05	$10.36	$10.00
Unit value at end of period	$14.31	$14.54	$14.01	$13.09	$12.43	$12.18	$11.35	$10.29	$11.53	$11.05
Units outstanding at end of period	29,693	30,159	33,290	37,974	32,192	45,014	45,834	61,111	61,322	20,241

111

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Moderate ETF (497)
Unit value at beginning of period	$15.75	$14.93	$13.01	$11.99	$11.94	$10.88	$9.39	$11.95	$11.51	$10.51	$10.00
Unit value at end of period	$15.51	$15.75	$14.93	$13.01	$11.99	$11.94	$10.88	$9.39	$11.95	$11.51
Units outstanding at end of period	28,547	34,839	40,509	46,181	52,158	57,010	62,412	71,586	68,120	59,683

112

Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.              any Free Withdrawal Amount (except in the case of a surrender);

2.              contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.              contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.              any gain, interest or other amount that is not considered a contribution.

Example Assumptions

Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Contribution:	$50,000
Account Value before withdrawal :	$60,000
Requested withdrawal:	$16,000
Withdrawal charge percentage applicable to the contribution:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

113

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

114

Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal. See Part 3, subsection titled “Market Value Adjustment” for more information, including the formula.

The MVA formula contains a factor of .0025.  This represents a payment to us for the cost of processing the withdrawal and MVA.  We receive this portion whether the MVA increases or decreases the GRO Value.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7-year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO Value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula).  If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased since the beginning of the 7-year Guarantee Period.  At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal

Upon a full withdrawal, the MVA factor would be: -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value:-$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:  $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$5,788.13 = $57,881.25 X .10

115

The non-free amount which is subject to the 5% withdrawal charge would be:  $14,211.87 = $20,000.00 - $5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be: ($783.91)  =  - 0.0551589 X $14,211.87

The withdrawal charge would be:  $789.25 = [($14,211.87 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.87 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be:

$36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period.  At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:  0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the GRO Value:  $1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be:  $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:  $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount  =  $5,788.13                                                                            Non-Free Amount  =  $14,211.87

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.87

The withdrawal charge would be:  $726.23 = [($14,211.87 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.87 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$20,312.82 = $20,000.00 - $413.41 + $726.23

The value remaining in the GRO after the withdrawal would be:  $37,568.43 = $57,881.25 - $20,312.82

116

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.  The MVA operates in a similar manner for transfers, except no withdrawal charge applies to transfers.

This example is for illustrative purposes only and does not predict results.

117

Appendix D

Parties to the Contract

Owner

•                  Chooses parties to the contract.

•                  Can change beneficiaries any time before death of owner or annuitant.

•                  Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•                  Responsible for any tax penalties for withdrawals taken before age 59½.

•                  Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•                  Must be a natural person.

•                  The measuring life for the Annuity Benefit.

•                  The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.

•                  Has no rights under the contract.

Joint Owner (Optional)

•                  Shares in all ownership rights with owner.

•                  Will be co-payee on all withdrawals and annuity payments with the owner.

•                  Both joint owners must execute all choices and changes to the contract.

•                  If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•                  Must be designated by the owner as owner’s beneficiary.

•                  Must receive a Distribution on Death of owner if the Annuitant is still alive.

•                  Responsible for taxes on distribution.

•                  If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•                  Must be designated by the owner as the Annuitant’s beneficiary.

•                  Is entitled to the Death Benefit under the contract when the Annuitant dies.

•                  Is generally responsible for paying any taxes due on the Death Benefit paid.

•                  If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

118

Appendix D — continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary.

119

Appendix E

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Bonuses and Step-Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.  All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 63; Spousal Annuitant’s age on date GLIA Rider is purchased = 60

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions	LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of APD (B)
1	63	60	$100,000	N/A		$0	$0	$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	64	61	$0	N/A		$0	$0	$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	65	62	$0	N/A		$0	$0	$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	66	63	$0	N/A		$0	$0	$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	67	64	$0	N/A		$0	$0	$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	68	65	$0	$5,400	(E)	$5,400	$0	$107,604	$0		$120,000		$115,310		$120,000
7	69	66	$0	$5,400		$5,400	$0	$97,900	$0		$120,000		$115,310		$120,000
8	70	67	$0	$5,400		$5,400	$0	$94,458	$0		$120,000		$115,310		$120,000
9	71	68	$0	$5,400		$5,400	$0	$89,058	$0		$120,000		$115,310		$120,000

120

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions		LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at the end of APD (B)
10	72	69	$10,000	(F)	$5,850	(F)	$5,850		$0		$91,226	$0	$130,000	(F)	$125,310	(F)	$130,000
11	73	70	$0		$5,850		$5,850		$0		$86,289	$0	$130,000		$125,310		$130,000
12	74	71	$0		$5,850		$5,850		$0		$76,987	$0	$130,000		$125,310		$130,000
13	75	72	$0		$5,850		$5,850		$0		$72,677	$0	$130,000		$125,310		$130,000
14	76	73	$0		$5,850		$6,626	(G)	$1,493	(G)	$66,778	$0	$128,507	(G)	$123,817	(G)	$128,507
15	77	74	$0		$5,783	(G)	$5,783		$0		$61,663	$0	$128,507		$123,817		$128,507
16	78	75	$0		$5,783		$5,783		$0		$58,346	$0	$128,507		$123,817		$128,507
17	79	76	$0		$5,783		$5,783		$0		$53,147	$0	$128,507		$123,817		$128,507
18	80	77	$0		$5,783		$5,783		$0		$46,301	$0	$128,507		$123,817		$128,507
19	81	78	$0		$5,783		$5,783		$0		$38,203	$0	$128,507		$123,817		$128,507
20	82	79	$0		$5,783		$5,783		$0		$33,949	$0	$128,507		$123,817		$128,507
21	83	80	$0		$5,783		$5,783		$0		$27,826	$0	$128,507		$123,817		$128,507
22	84	81	$0		$5,783		$5,783		$0		$22,878	$0	$128,507		$123,817		$128,507
23	85	82	$0		$5,783		$5,783		$0		$17,782	$0	$128,507		$123,817		$128,507
24	86	83	$0		$5,783		$5,783		$0		$11,288	$0	$128,507		$123,817		$128,507
25	87	84	$0		$5,783		$5,783		$0		$4,941	$0	$128,507		$123,817		$128,507
26	88	85	$0		$5,783	(H)	$5,783		$0		$0	$0	$128,507		$123,817		$128,507
27	89	86	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
28	90	87	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
29	91	88	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
30	92	89	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
31+	93	90	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507

* APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

121

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) — 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000).  After the step-up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $120,000 (Payment Base) =$5,400 (LPA)

(F)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•                  $115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                  4.5% (Withdrawal Percentage) X $130,000 (Payment Base) =$5,850 (LPA)

(G)  In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $67,554, equal to the Account Value after withdrawal ($66,778) plus the withdrawal amount ($776). It is calculated as follows:

122

•                  $776 (Nonguaranteed Withdrawal amount) x  1.9244 ($130,000 Payment Base divided by $67,554 Account Value) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

•                  $125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H)  In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

123

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at end of APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

*APD = Annual Processing Date

124

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  For this calculation, the Account Value before the withdrawal is $79,517, equal to the Account Value after withdrawal ($59,317) plus the withdrawal amount ($20,200). It is calculated as follows:

•                  $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                  $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•                  $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,581.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

125

Appendix F

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
American Funds I.S. Bond, Class 4	0.36%	0.25%	0.27%	N/A	0.88%	N/A	0.88%
American Funds I.S. Capital Income Builder, Class 4	0.50%	0.25%	0.30%	N/A	1.05%	N/A	1.05%
American Funds I.S. Global Growth, Class 4	0.52%	0.25%	0.28%	N/A	1.05%	N/A	1.05%
American Funds I.S. Growth, Class 4	0.33%	0.25%	0.27%	N/A	0.85%	N/A	0.85%
American Funds I.S. Growth-Income, Class 4	0.27%	0.25%	0.27%	N/A	0.79%	N/A	0.79%
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1)	0.15%	0.25%	0.29%	0.27%	0.96%	0.06%	0.90%
American Funds I.S. New World, Class 4	0.72%	0.25%	0.32%	N/A	1.29%	N/A	1.29%
BlackRock Capital Appreciation V.I., Class III (2)	0.65%	0.25%	0.27%	N/A	1.17%	0.12%	1.05%
BlackRock Global Allocation V.I., Class III (2)	0.62%	0.25%	0.25%	N/A	1.12%	0.13%	0.99%
BlackRock High Yield V.I., Class III (2)	0.53%	0.25%	0.28%	0.01%	1.07%	0.12%	0.95%
BlackRock Total Return V.I., Class III (2)	0.48%	0.25%	0.33%	0.01%	1.07%	0.01%	1.06%
Columbia VP — Mid Cap Value, Class 1 (3)	0.82%	0.00%	0.11%	N/A	0.93%	N/A	0.93%
Columbia VP — Small Cap Value, Class 2 (4)	0.87%	0.25%	0.11%	N/A	1.23%	0.05%	1.18%
Deutsche Small Cap Index VIP, Class B (5)	0.35%	0.25%	0.19%	N/A	0.79%	0.08%	0.71%
Fidelity VIP Asset Manager, Service Class 2	0.50%	0.25%	0.13%	N/A	0.88%
Fidelity VIP Balanced, Service Class 2	0.40%	0.25%	0.11%	N/A	0.76%
Fidelity VIP Contrafund®, Service Class 2	0.55%	0.25%	0.08%	N/A	0.88%
Fidelity VIP Disciplined Small Cap, Service Class 2	0.70%	0.25%	0.15%	N/A	1.10%
Fidelity VIP Equity-Income, Service Class 2 (6)	0.45%	0.25%	0.09%	0.08%	0.87%
Fidelity VIP Freedom 2010, Service Class 2 (6)	N/A	0.25%	N/A	0.55%	0.80%
Fidelity VIP Freedom 2015, Service Class 2 (6)	N/A	0.25%	N/A	0.58%	0.83%
Fidelity VIP Freedom 2020, Service Class 2 (6)	N/A	0.25%	N/A	0.60%	0.85%
Fidelity VIP Freedom 2025, Service Class 2 (6)	N/A	0.25%	N/A	0.63%	0.88%
Fidelity VIP Freedom 2030, Service Class 2 (6)	N/A	0.25%	N/A	0.66%	0.91%
Fidelity VIP Government Money Market, Initial Class	0.17%	N/A	0.08%	N/A	0.25%
Fidelity VIP Growth, Service Class 2	0.55%	0.25%	0.09%	N/A	0.89%

126

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Fidelity VIP High Income, Service Class 2	0.56%	0.25%	0.12%	N/A	0.93%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.31%	0.25%	0.11%	N/A	0.67%
Fidelity VIP Mid Cap, Service Class 2	0.55%	0.25%	0.08%	N/A	0.88%
Fidelity VIP Overseas, Service Class 2	0.67%	0.25%	0.13%	N/A	1.05%
Fidelity VIP Target Volatility, Service Class 2 (6), (7)	0.30%	0.25%	0.02%	0.67%	1.24%	0.15%	1.09%
FT Franklin Growth and Income VIP, Class 2	0.54%	0.25%	0.04%	N/A	0.83%	N/A	0.83%
FT Franklin Income VIP, Class 2	0.45%	0.25%	0.01%	N/A	0.71%	N/A	0.71%
FT Franklin Large Cap Growth VIP, Class 2	0.75%	0.25%	0.03%	N/A	1.03%	N/A	1.03%
FT Franklin Mutual Shares VIP, Class 2	0.69%	0.25%	0.04%	N/A	0.98%	N/A	0.98%
FT Franklin Small Cap Value VIP, Class 2 (8)	0.62%	0.25%	0.03%	0.01%	0.91%	0.01%	0.90%
FT Templeton Foreign VIP, Class 2	0.75%	0.25%	0.03%	N/A	1.03%	N/A	1.03%
FT Templeton Global Bond VIP, Class 2	0.46%	0.25%	0.06%	N/A	0.77%	N/A	0.77%
FT Templeton Growth VIP, Class 2	0.77%	0.25%	0.03%	N/A	1.05%	N/A	1.05%
Guggenheim VT Global Managed Futures Strategy (9)	0.98%	0.00%	0.67%	0.06%	1.71%	0.08%	1.63%
Guggenheim VT Long Short Equity	0.90%	0.00%	1.38%	N/A	2.28%	N/A	2.28%
Guggenheim VT Multi-Hedge Strategies (9)	1.19%	0.00%	1.19%	0.09%	2.47%	0.04%	2.43%
Invesco V.I. American Franchise, Series II	0.67%	0.25%	0.29%	N/A	1.21%	N/A	1.21%
Invesco V.I. American Value, Series II	0.72%	0.25%	0.27%	0.11%	1.35%	N/A	1.35%
Invesco V.I. Comstock, Series II (10)	0.56%	0.25%	0.27%	N/A	1.08%	0.05%	1.03%
Invesco V.I. International Growth, Series II (11)	0.71%	0.25%	0.30%	0.01%	1.27%	0.01%	1.26%
Invesco V.I. Mid Cap Growth, Series II	0.75%	0.25%	0.32%	N/A	1.32%	N/A	1.32%
Morgan Stanley UIF Emerging Markets Debt, Class II (12), (13)	0.75%	0.25%	0.34%	N/A	1.34%	0.20%	1.14%
Morgan Stanley UIF Emerging Markets Equity, Class II (12), (14), (15)	0.95%	0.25%	0.46%	N/A	1.66%	0.26%	1.40%
Morgan Stanley UIF U.S. Real Estate, Class II (12), (16)	0.80%	0.25%	0.27%	N/A	1.32%	0.07%	1.25%
PIMCO VIT All Asset, Advisor Class (17)	0.425%	0.25%	0.00%	0.83%	1.505%	0.16%	1.345%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (18), (19)	0.74%	0.25%	0.17%	0.11%	1.27%	0.11%	1.16%
PIMCO VIT Foreign Bond, Advisor Class	0.75%	0.25%	0.00%	N/A	1.00%	N/A	1.00%
PIMCO VIT Long-Term U.S. Government, Advisor Class (18), (20)	0.475%	0.25%	0.04%	N/A	0.765%	N/A	0.765%

127

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
PIMCO VIT Low Duration, Advisor Class (18), (21)	0.50%	0.25%	0.01%	N/A	0.76%	N/A	0.76%
PIMCO VIT Real Return, Advisor Class (18), (21)	0.50%	0.25%	0.13%	N/A	0.88%	N/A	0.88%
PIMCO VIT Total Return, Advisor Class (18), (21)	0.50%	0.25%	0.01%	N/A	0.76%	N/A	0.76%
TOPS Managed Risk Moderate Growth ETF, Class 3 (22)	0.30%	0.35%	0.10%	0.21%	0.96%	N/A	0.96%
Touchstone VST Active Bond (23)	0.40%	0.00%	0.49%	0.01%	0.90%	0.00%	0.90%
Touchstone VST Focused (24), (25)	0.70%	0.00%	0.59%	0.01%	1.30%	0.08%	1.22%
Touchstone VST Large Cap Core Equity (25)	0.65%	0.00%	0.49%	N/A	1.14%	0.08%	1.06%
Touchstone VST Aggressive ETF (25)	0.25%	0.00%	0.62%	0.18%	1.05%	0.12%	0.93%
Touchstone VST Conservative ETF (25)	0.25%	0.00%	0.62%	0.13%	1.00%	0.12%	0.88%
Touchstone VST Moderate ETF (25)	0.25%	0.00%	0.55%	0.15%	0.95%	0.05%	0.90%

(1)         The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

(2)         As described in the “Management of the Funds” section of the fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses) to 1.50% of average daily net assets until April 30, 2017.  BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.08% for the Capital Appreciation V.I. Fund, Class III, 0.07% for the Global Allocation V.I. Fund, Class III, 0.05% for the High Yield V.I. Fund, Class III, and 0.06% for the Total Return V.I. Fund, Class III of average daily net assets until April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the fund or by a vote of a majority of the outstanding voting securities of the fund.

(3)         Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee.  As a result, other expenses do not include administrative services fees.  Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.76% and 0.06% of average daily net assets of the fund, respectively.

(4)         Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee.  As a result, other expenses do not include administrative services fees.  Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.79% and 0.08% of average daily net assets of the fund, respectively.  The fund’s advisor and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expense) until April 30, 2017, unless sooner terminated at the sole discretion of the fund’s board of trustees.  Under this agreement, the fund’s net operating expenses, subject to the applicable exclusions, will not exceed the annual rate of 1.18% for Class 2.

(5)         Through April 30, 2017, the fund’s advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.71% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.  The agreement may only be terminated with the consent of the fund’s board.

128

(6)         Expenses stated above differ from the ratios of expenses to average net assets in the Financial Highlights section of the fund’s prospectus because of acquired fund fees and expenses.

(7)         The advisor has contractually agreed to waive 0.05% of the fund’s management fee.  This arrangement will remain in effect through April 30, 2017.  In addition, the advisor has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the fund’s prospectus and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies.  If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, the advisor, in its sole discretion, may discontinue the arrangement.

(8)         The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (the “acquired fund”) for at least the next 12-month period.

(9)         The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the specified subsidiary, and may be terminated only with the approval of the fund’s board of trustees.

(10)  The fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the fund’s average daily net assets.  In determining the adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses, (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the adviser continues the fee waiver agreement, it will terminate on April 30, 2017.  The fee waiver agreement cannot be terminated during its term.

(11)  The fund’s adviser has contractually agreed to waive the fund’s management fee in an amount equal to the net management fee that the adviser earns on the fund’s investments in certain affiliated funds, which will have the effect of reducing acquired fund fees and expenses.   Unless the adviser continues the fee waiver agreement, it will terminate on June 30, 2017.  The fee waiver agreement cannot be terminated during its term.

(12)  The Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) approved an amendment to the Fund’s Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.

(13)  The Portfolio’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive.  This fee waiver will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

(14)  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective September 30, 2015.

(15)  The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed  1.40%.  In addition, the Portfolio’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive.  These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(16)  The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%.  The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(17)  Acquired fund fees and expenses include interest expense of 0.03%.  Interest expenses are based on the amount incurred during an underlying PIMCO fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.  Interest expense is required to be treated as an expense of the underlying PIMCO fund for accounting purposes and is not payable to the advisor. The amount of interest expense (if any) will vary based on the underlying fund’s use of such investments as an investment strategy. The total annual portfolio operating expenses, excluding interest expense, of the underlying PIMCO funds is 1.475% for the Advisor Class. Total annual portfolio operating expenses do not match the ratio of expenses to average net assets of the portfolio as set forth in the Financial Highlights table of the fund’s prospectus, because the ratio of expenses to average net assets reflects the operating expenses of the portfolio and does not include acquired fund fees and expenses. The advisor has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the underlying

129

PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds.  The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above.  The total annual portfolio operating expenses after fee waiver and/or expense reimbursement excluding interest expense of the underlying PIMCO funds is 1.315 for the Advisor Class shares.

(18)  “Other Expenses” reflect interest expense and are based on the amount incurred during the portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a portfolio expense for accounting purposes and is not payable to the advisor.  The amount of interest expense (if any) will vary based on the portfolio’s use of such investments as an investment strategy.

(19)  The total annual portfolio operating expenses excluding interest expense is 1.10% for the Advisor Class shares. The fund’s advisor has contractually agreed to waive the portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor.  The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place. Total annual portfolio operating expenses after fee waiver and/or expense reimbursement, excluding interest expense, is 0.99% for the Advisor Class shares.

(20)  Total annual portfolio operating expenses excluding interest expense is 0.725% for the Advisor Class shares.

(21)  Total annual portfolio operating expenses, excluding interest expense, is 0.75% for the Advisor Class shares.

(22)  Other expenses are contractually limited to 0.10%. Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial highlights in the portfolio’s prospectus because the financial statements include only the direct operating expenses incurred by the portfolio.

(23)  Management fees have been restated to reflect contractual changes in the funds’ investment advisory agreement effective March 1, 2015.  Expenses shown do not reflect Touchstone Advisor’s potential recoupment of previously waived or reimbursed expenses of the fund of $11,946 or 0.02% of average daily net assets.

(24)  Management fees have been restated to reflect contractual changes in the funds’ investment advisory agreement effective August 31, 2015.

(25)  The advisor and the trust have entered into an expense limitation agreement whereby the advisor will waive a portion of its fees or reimburse certain fund expenses (excluding dividend and interest expense related to short sales, interest, taxes, brokerage commissions and other transaction costs, portfolio transactions and investment related expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to the amount listed in the table above in the column titled “Total Annual Expenses after Fee Waivers/Reimbursements,” plus acquired fund fees and expenses. This contractual expense limitation is effective through April 29, 2017, but can be terminated by a vote of the fund’s board of trustees if it deems the termination beneficial to the shareholders. The terms of the advisor’s expense limitation agreement provide that the advisor is entitled to recoup, subject to approval by the fund’s board, such amounts waived or reimbursed for a period of up to three years from the year in which the advisor reduced its compensation or assumed expenses for the fund.  No recoupment will occur unless the fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

130

THIS PAGE INTENTIONALLY LEFT BLANK.

131

To request a copy of the Statement of Additional Information for the National Integrity Pinnacle (on or before April 30, 1998), Pinnacle III (May 1, 1998 to December 31, 2002), Pinnacle IV (January 1, 2002 to April 30, 2007), Pinnacle V (May 1, 2007 to December 31, 2011) dated May 1, 2016 remove this page and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address:

Phone:

132

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

Pinnacle (before April 30, 1998)

Pinnacle III (May 1, 1998 to December 31, 2002)

Pinnacle IV (January 1, 2002 to April 30, 2007)

Pinnacle V (May 1, 2007 to December 31, 2011)

Pinnacle V (post 1-1-12)

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2016.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-

dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $ 3,492,143 in 2015, $3,847,204 in 2014, and $4,045,138 in 2013.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer.  These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

Bancwest Investment Services, Inc.	Frost Brokerage Services, Inc.
BB&T Investment Services, Inc.	Hancock Investment Services, Inc.
BOSC, Inc.	LPL Financial Corporation
Cetera Investment Services LLC	M&T Securities, Inc.
CUSO Financial Services, L.P.	US Bancorp Investments, Inc.
Fifth Third Securities, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate

2

of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included. If the cost of the GLIA Rider were included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge.  One set also reflects the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included.   If the cost of the GLIA Rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Owners of Roth IRAs are not required to take distributions during their lifetime.  Distribution from certain TSA plans can be deferred until age 75.  After death, distribution rules apply to traditional and Roth IRAs.  If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional  IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2015, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policyholders dated March 3,

4

2000.  You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

5

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2015
With Report of Independent Registered
Public Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2015

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of National Integrity Life Insurance Company and

The Board of Directors of National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of National Integrity Life Insurance Company (the “Separate Account”) (comprising the subaccounts included in these financial statements) as of December 31, 2015, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2015, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2016

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$347,065	$1	$347,066	$13.56	25,601
Touchstone Aggressive ETF (AnnuiChoice ®)	391,590	(2)	391,588	16.66	23,507
Touchstone Aggressive ETF (AnnuiChoice II)	560,035	(4)	560,031	19.83	28,242
Touchstone Aggressive ETF (GrandMaster flex3)	1,104,745	1	1,104,746	15.66	70,552
Touchstone Aggressive ETF (Grandmaster)	285,211	—	285,211	16.02	17,808
Touchstone Aggressive ETF (IQ Annuity)	836,475	(1)	836,474	15.84	52,821
Touchstone Aggressive ETF (Pinnacle)	680,954	1	680,955	16.02	42,518
Touchstone Aggressive ETF (Pinnacle IV)	929,515	(1)	929,514	15.84	58,695
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	87,146	1	87,147	14.61	5,965
Touchstone Aggressive ETF (Pinnacle Plus)	258,278	(1)	258,277	15.45	16,719
Touchstone Aggressive ETF (Pinnacle V)	860,048	(2)	860,046	19.30	44,563
Touchstone Conservative ETF (AdvantEdge)	117,231	—	117,231	12.45	9,419
Touchstone Conservative ETF (AnnuiChoice II)	346,743	2	346,745	14.41	24,060
Touchstone Conservative ETF (AnnuiChoice)	11,023	(2)	11,021	14.89	740
Touchstone Conservative ETF (GrandMaster flex3)	738,554	(236)	738,318	13.99	52,777
Touchstone Conservative ETF (Grandmaster)	184,338	3	184,341	14.31	12,879
Touchstone Conservative ETF (IQ Annuity)	1,265,625	2	1,265,627	14.15	89,429
Touchstone Conservative ETF (Pinnacle)	424,990	(1)	424,989	14.31	29,693
Touchstone Conservative ETF (Pinnacle IV)	1,201,448	—	1,201,448	14.15	84,892
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	311,684	—	311,684	11.99	26,005
Touchstone Conservative ETF (Pinnacle Plus)	739,705	2	739,707	13.81	53,581
Touchstone Conservative ETF Fund (Pinnacle V)	3,128,775	1	3,128,776	14.03	223,067
Touchstone Active Bond (AdvantEdge)	220,335	1	220,336	12.08	18,238
Touchstone Active Bond (AnnuiChoice II)	92,424	—	92,424	13.21	6,996
Touchstone Active Bond (AnnuiChoice)	217,842	—	217,842	15.46	14,092
Touchstone Active Bond (GrandMaster flex3)	172,816	—	172,816	13.88	12,447
Touchstone Active Bond (Grandmaster)	31,006	1	31,007	13.51	2,294
Touchstone Active Bond (IQ Annuity)	121,071	—	121,071	14.47	8,366
Touchstone Active Bond (Pinnacle)	354,494	(1)	354,493	14.33	24,734
Touchstone Active Bond (Pinnacle IV)	1,163,659	(1)	1,163,658	14.14	82,321
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	180,572	1	180,573	10.63	16,980
Touchstone Active Bond (Pinnacle Plus)	232,302	1	232,303	12.86	18,067
Touchstone Active Bond (PinnacleV)	1,401,865	—	1,401,865	12.46	112,549
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	163,560	(1)	163,559	19.04	8,591
Touchstone GMAB Aggressive ETF (Pinnacle IV)	365,788	—	365,788	18.65	19,609
Touchstone GMAB Aggressive ETF (Pinnacle V)	202,261	2	202,263	18.53	10,917
Touchstone GMAB Conservative ETF (Pinnacle IV)	96,530	(1)	96,529	13.56	7,121
Touchstone GMAB Conservative ETF (Pinnacle V)	279,608	(1)	279,607	13.46	20,767
Touchstone GMAB Moderate ETF (Pinnacle IV)	898,827	1	898,828	16.32	55,061
Touchstone GMAB Moderate ETF(Pinnacle V)	899,286	(2)	899,284	16.21	55,467
Touchstone Large Cap Core Equity (AdvantEdge)	145,662	(1)	145,661	14.47	10,065
Touchstone Large Cap Core Equity (AnnuiChoice II)	223,393	(1)	223,392	15.73	14,206
Touchstone Large Cap Core Equity (AnnuiChoice)	29,910	(1)	29,909	18.04	1,658
Touchstone Large Cap Core Equity (GrandMaster flex3)	36,637	1	36,638	18.34	1,997
Touchstone Large Cap Core Equity (Grandmaster)	73,991	(1)	73,990	17.81	4,155
Touchstone Large Cap Core Equity (IQ Annuity)	404,240	—	404,240	17.49	23,113
Touchstone Large Cap Core Equity (Pinnacle)	1,319,182	2	1,319,184	18.56	71,078
Touchstone Large Cap Core Equity (Pinnacle IV)	494,238	—	494,238	18.30	27,000
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	51,031	—	51,031	18.74	2,723
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	132,560	—	132,560	16.59	7,990
Touchstone Large Cap Core Equity (Pinnacle Plus)	120,422	(1)	120,421	18.69	6,443
Touchstone Large Cap Core Equity (PinnacleV)	727,189	2	727,191	12.63	57,569
Touchstone Focused (AdvantEdge)	611,558	(2)	611,556	16.05	38,102
Touchstone Focused (AnnuiChoice II)	1,196,758	(3)	1,196,755	18.81	63,621
Touchstone Focused (AnnuiChoice)	492,815	—	492,815	30.21	16,315
Touchstone Focused (GrandMaster flex3)	1,065,069	(2)	1,065,067	28.30	37,641
Touchstone Focused (Grandmaster)	1,640,651	(1)	1,640,650	23.90	68,650
Touchstone Focused (IQ Annuity)	2,589,692	2	2,589,694	30.32	85,401
Touchstone Focused (Pinnacle)	4,177,227	1	4,177,228	27.42	152,362
Touchstone Focused (Pinnacle IV)	4,470,770	(4)	4,470,766	27.04	165,340
Touchstone Focused (Pinnacle II Reduced M&E)	81,751	1	81,752	27.69	2,953
Touchstone Focused (Pinnacle Plus Reduced M&E)	801,773	(3)	801,770	16.91	47,427
Touchstone Focused (Pinnacle Plus)	4,577,629	2	4,577,631	27.36	167,332

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Focused (PinnacleV)	$2,981,190	$(6)	$2,981,184	$15.14	196,861
Touchstone Moderate ETF (AdvantEdge)	1,061,084	1	1,061,085	13.28	79,923
Touchstone Moderate ETF (AnnuiChoice II)	824,674	—	824,674	13.51	61,048
Touchstone Moderate ETF (AnnuiChoice)	229,063	(1)	229,062	16.13	14,201
Touchstone Moderate ETF (GrandMaster flex3)	680,188	—	680,188	15.16	44,862
Touchstone Moderate ETF (Grandmaster)	135,961	(2)	135,959	15.51	8,767
Touchstone Moderate ETF (IQ Annuity)	1,290,711	2	1,290,713	15.33	84,176
Touchstone Moderate ETF (Pinnacle)	442,691	2	442,693	15.51	28,547
Touchstone Moderate ETF (Pinnacle IV)	1,651,356	(1)	1,651,355	15.33	107,693
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	614,545	(2)	614,543	13.47	45,624
Touchstone Moderate ETF (Pinnacle Plus)	871,246	(1)	871,245	14.96	58,247
Touchstone Moderate ETF (Pinnacle V)	1,851,049	2	1,851,051	13.09	141,364
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	996,952	4	996,956	14.69	67,861
Fidelity VIP Balanced (Grandmaster)	1,229,536	—	1,229,536	23.93	51,386
Fidelity VIP Overseas (Pinnacle)	92,419	(2)	92,417	9.50	9,733
Fidelity VIP Overseas (Pinnacle IV)	154,084	—	154,084	9.41	16,371
Fidelity VIP Equity-Income (Grandmaster)	7,228,196	(1)	7,228,195	74.83	96,592
Fidelity VIP Equity-Income (Pinnacle)	1,039,390	—	1,039,390	21.21	49,002
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	13,614	3	13,617	21.42	636
Fidelity VIP Growth (Grandmaster)	4,399,925	(2)	4,399,923	105.13	41,852
Fidelity VIP High Income (Grandmaster)	1,552,799	1	1,552,800	23.99	64,732
Fidelity VIP II Asset Manager (Grandmaster)	3,372,538	1	3,372,539	48.68	69,283
Fidelity VIP II Contrafund (Grandmaster)	9,604,224	1	9,604,225	64.09	149,867
Fidelity VIP II Contrafund (Pinnacle)	4,591,862	2	4,591,864	32.55	141,052
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	37,031	(1)	37,030	32.87	1,126
Fidelity VIP II Index 500 (Grandmaster)	3,200,173	—	3,200,173	51.33	62,348
Fidelity VIP II Index 500 (IQ3)	26,975	1	26,976	51.33	526
Fidelity VIP II Index 500 (Pinnacle)	1,883,558	1	1,883,559	14.61	128,895
Fidelity VIP II Index 500 (Pinnacle IV)	20,054	—	20,054	14.49	1,384
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	22,460	1	22,461	14.76	1,522
Fidelity VIP II Investment Grade Bond (Pinnacle)	708,444	(3)	708,441	12.92	54,823
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	703,170	1	703,171	12.81	54,895
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	6,965	(2)	6,963	13.33	523
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	18,585	—	18,585	12.70	1,464
Fidelity VIP II Investment Grade Bond (Grandmaster)	1,000,812	2	1,000,814	34.47	29,033
Fidelity VIP II Investment Grade Bond (IQ Annuity)	36,464	1	36,465	12.81	2,847
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	68,133	(2)	68,131	10.91	6,244
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	3,880	—	3,880	12.56	309
Fidelity VIP Overseas (AnnuiChoice)	1,678	(3)	1,675	9.79	171
Fidelity VIP Overseas (Grandmaster flex3)	31,270	1	31,271	9.33	3,352
Fidelity VIP Overseas (Grandmaster)	1,347,664	—	1,347,664	37.27	36,156
Fidelity VIP Overseas (IQ Annuity)	18,192	(3)	18,189	9.41	1,933
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	62,258	2	62,260	12.17	5,115
Fidelity VIP Overseas (Pinnacle Plus)	4,446	—	4,446	9.23	482
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	393,855	3	393,858	15.37	25,619
Fidelity VIP III Mid Cap (Grandmaster)	1,500,956	(2)	1,500,954	51.10	29,372
Fidelity VIP III Mid Cap (Pinnacle)	2,050,803	(2)	2,050,801	52.47	39,086
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	3,748	(1)	3,747	52.99	71
Fidelity VIP Government Money Market IC (Pinacle)	926,543	1	926,544	9.91	93,507
Fidelity VIP Government Money Market IC (Pinacle II)	18,334	1	18,335	9.93	1,847
Fidelity VIP Government Money Market IC (Pinacle IV)	1,197,906	(1)	1,197,905	9.90	120,978
Fidelity VIP Government Money Market IC (Pinacle V)	737,289	(1)	737,288	9.89	74,512
Fidelity VIP Government Money Market IC (Pinnacle Plus)	193,592	—	193,592	9.89	19,581
Fidelity VIP Government Money Market IC (Pinnacle Plus)	192,677	(1)	192,676	9.92	19,418
Fidelity VIP Government Money Market IC (GrandMaster)	1,708,543	226	1,708,769	9.91	172,427
Fidelity VIP Government Money Market IC (GrandMaster flex3)	1,424,480	7	1,424,487	9.89	143,960
Fidelity VIP Government Money Market IC (AdvantEdge)	1,161,053	(1)	1,161,052	9.89	117,379
Fidelity VIP Government Money Market IC (AnnuiChoice)	203,650	(1)	203,649	9.93	20,502
Fidelity VIP Government Money Market IC (AnnuiChoice 2)	200,776	—	200,776	9.92	20,234
Fidelity VIP Government Money Market IC (IQ3)	6,160,991	2	6,160,993	9.90	622,205
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	100,738	(3)	100,735	16.00	6,294
Fidelity VIP Asset Manager (AdvantEdge)	97,111	(1)	97,110	12.61	7,703
Fidelity VIP Asset Manager (AnnuiChoice II)	170,454	2	170,456	15.02	11,348
Fidelity VIP Asset Manager (AnnuiChoice)	60,731	—	60,731	17.62	3,446
Fidelity VIP Asset Manager (GrandMaster flex3)	13,257	—	13,257	15.46	857
Fidelity VIP Asset Manager (Pinnacle)	30,078	1	30,079	15.83	1,900

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle IV)	$230,872	$1	$230,873	$15.64	14,758
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	31,982	(1)	31,981	12.87	2,484
Fidelity VIP Asset Manager (Pinnacle Plus)	48,568	—	48,568	15.94	3,047
Fidelity VIP Asset Manager (Pinnacle V)	256,404	(1)	256,403	13.05	19,646
Fidelity VIP Balanced (AdvantEdge)	504,038	2	504,040	14.49	34,783
Fidelity VIP Balanced (AnnuiChoice II)	923,605	1	923,606	16.17	57,132
Fidelity VIP Balanced (AnnuiChoice)	275,783	1	275,784	19.77	13,947
Fidelity VIP Balanced (GrandMaster flex3)	113,344	(4)	113,340	19.42	5,835
Fidelity VIP Balanced (Grandmaster)	431,641	(2)	431,639	18.05	23,919
Fidelity VIP Balanced (IQ3)	184,470	—	184,470	17.41	10,593
Fidelity VIP Balanced (Pinnacle)	318,129	(1)	318,128	18.05	17,629
Fidelity VIP Balanced (Pinnacle IV)	982,140	3	982,143	19.68	49,916
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	233,136	1	233,137	14.62	15,944
Fidelity VIP Balanced (Pinnacle Plus)	247,937	4	247,941	17.85	13,887
Fidelity VIP Balanced (Pinnacle V)	1,361,095	1	1,361,096	13.67	99,541
Fidelity VIP Contrafund (AdvantEdge)	1,567,211	3	1,567,214	14.67	106,824
Fidelity VIP Contrafund (AnnuiChoice II)	1,107,599	1	1,107,600	17.05	64,951
Fidelity VIP Contrafund (AnnuiChoice)	876,238	2	876,240	26.52	33,035
Fidelity VIP Contrafund (GrandMaster flex3)	862,270	—	862,270	24.54	35,139
Fidelity VIP Contrafund (IQ Advisor Standard)	12,836	1	12,837	24.20	530
Fidelity VIP Contrafund (IQ3)	1,524,599	1	1,524,600	22.42	68,012
Fidelity VIP Contrafund (Pinnacle IV)	3,932,593	2	3,932,595	25.68	153,157
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	719,703	1	719,704	16.88	42,647
Fidelity VIP Contrafund (Pinnacle Plus)	5,517,466	2	5,517,468	24.33	226,805
Fidelity VIP Contrafund (Pinnacle V)	7,468,210	2	7,468,212	14.31	521,773
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	88,832	(2)	88,830	13.68	6,492
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	33,693	1	33,694	13.86	2,430
Fidelity VIP Disciplined Small Cap (GrandMaster)	12,487	—	12,487	13.44	929
Fidelity VIP Disciplined Small Cap (IQ Annuity)	72,679	—	72,679	13.33	5,454
Fidelity VIP Disciplined Small Cap (Pinnacle)	106,949	1	106,950	13.44	7,955
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	72,494	2	72,496	13.33	5,440
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	4,608	—	4,608	17.28	267
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	74,348	(4)	74,344	13.07	5,688
Fidelity VIP Disciplined Small Cap (Pinnacle V)	120,103	(1)	120,102	13.30	9,032
Fidelity VIP Equity-Income (AnnuiChoice II)	443,985	(2)	443,983	13.39	33,162
Fidelity VIP Equity-Income (AdvantEdge)	155,428	(4)	155,424	12.67	12,269
Fidelity VIP Equity-Income (AnnuiChoice)	249,700	—	249,700	17.66	14,137
Fidelity VIP Equity-Income (GrandMaster flex3)	136,111	—	136,111	17.41	7,818
Fidelity VIP Equity-Income (IQ3)	383,936	1	383,937	15.67	24,503
Fidelity VIP Equity-Income (Pinnacle IV)	712,718	(2)	712,716	17.49	40,756
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	371,011	(2)	371,009	16.02	23,165
Fidelity VIP Equity-Income (Pinnacle Plus)	425,544	—	425,544	17.68	24,067
Fidelity VIP Equity-Income (Pinnacle V)	1,134,728	(2)	1,134,726	10.79	105,178
Fidelity VIP Freedom 2010 (Advantedge)	2,806	3	2,809	12.49	225
Fidelity VIP Freedom 2010 (AnnuiChoice II)	93,107	—	93,107	12.72	7,322
Fidelity VIP Freedom 2010 (GrandMaster flex3)	7,678	(1)	7,677	12.28	625
Fidelity VIP Freedom 2010 (GrandMaster)	11,880	1	11,881	12.49	951
Fidelity VIP Freedom 2010 (Pinnacle)	97,820	(2)	97,818	12.49	7,830
Fidelity VIP Freedom 2010 (Pinnacle IV)	202,653	(1)	202,652	12.38	16,364
Fidelity VIP Freedom 2010 (Pinnacle Plus)	4,939	2	4,941	12.15	407
Fidelity VIP Freedom 2010 (Pinnacle V)	611,599	(1)	611,598	12.19	50,190
Fidelity VIP Freedom 2015 (AdvantEdge)	123,008	—	123,008	12.51	9,829
Fidelity VIP Freedom 2015 (AnnuiChoice II)	8,528	1	8,529	12.66	674
Fidelity VIP Freedom 2015 (GrandMaster flex3)	7,701	(1)	7,700	12.22	630
Fidelity VIP Freedom 2015 (Pinnacle IV)	36,644	(1)	36,643	12.33	2,972
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	17,663	(1)	17,662	12.83	1,377
Fidelity VIP Freedom 2015 (Pinnacle Plus)	49,996	(4)	49,992	12.09	4,134
Fidelity VIP Freedom 2015 (Pinnacle V)	609,516	1	609,517	12.12	50,309
Fidelity VIP Freedom 2020 (AdvantEdge)	450	(2)	448	12.42	36
Fidelity VIP Freedom 2020 (AnnuiChoice II)	21,662	—	21,662	12.43	1,742
Fidelity VIP Freedom 2020 (GrandMaster)	10,399	1	10,400	12.22	851
Fidelity VIP Freedom 2020 (Pinnacle IV)	3,364	(13)	3,351	12.11	278
Fidelity VIP Freedom 2020 (Pinnacle V)	345,947	(2)	345,945	11.87	29,135
Fidelity VIP Freedom 2025 (Advantedge)	450	1	451	12.93	35
Fidelity VIP Freedom 2025 (Pinnacle IV)	7,708	(1)	7,707	12.56	613
Fidelity VIP Freedom 2025 (Pinnacle V)	495,736	(1)	495,735	12.31	40,268
Fidelity VIP Freedom 2030 (AnnuiChoice II)	8,875	(1)	8,874	12.48	711
Fidelity VIP Freedom 2030 (Pinnacle IV)	3,062	4	3,066	12.15	252

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle Plus)	$957,635	$7	$957,642	$11.92	80,347
Fidelity VIP Freedom 2030 (Pinnacle V)	170,375	1	170,376	11.89	14,335
Fidelity VIP Growth (AnnuiChoice II)	621,655	1	621,656	18.55	33,504
Fidelity VIP Growth (GrandMaster)	610,138	—	610,138	16.19	37,680
Fidelity VIP Growth (AdvantEdge)	86,107	(4)	86,103	15.03	5,728
Fidelity VIP Growth (AnnuiChoice)	92,154	1	92,155	18.19	5,067
Fidelity VIP Growth (GrandMaster flex3)	68,616	(3)	68,613	20.27	3,385
Fidelity VIP Growth (IQ3)	136,084	—	136,084	13.46	10,114
Fidelity VIP Growth (Pinnacle)	180,004	(1)	180,003	16.19	11,116
Fidelity VIP Growth (Pinnacle IV)	508,347	(2)	508,345	18.34	27,722
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	10,501	—	10,501	18.88	556
Fidelity VIP Growth (Pinnacle Plus)	307,545	—	307,545	20.38	15,088
Fidelity VIP Growth (Pinnacle V)	447,736	—	447,736	15.73	28,465
Fidelity VIP High Income (AdvantEdge)	42,816	1	42,817	13.42	3,190
Fidelity VIP High Income (AnnuiChoice II)	118,444	(1)	118,443	14.35	8,252
Fidelity VIP High Income (AnnuiChoice)	194,901	(1)	194,900	20.57	9,475
Fidelity VIP High Income (GrandMaster flex3)	44,241	—	44,241	17.94	2,466
Fidelity VIP High Income (IQ3)	229,644	3	229,647	16.16	14,212
Fidelity VIP High Income (Pinnacle)	24,686	1	24,687	15.95	1,547
Fidelity VIP High Income (Pinnacle IV)	203,132	(1)	203,131	18.17	11,179
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	36,553	1	36,554	11.49	3,181
Fidelity VIP High Income (Pinnacle Plus)	113,701	(2)	113,699	16.46	6,909
Fidelity VIP High Income (Pinnacle V)	325,022	1	325,023	12.71	25,570
Fidelity VIP II Index 500 (Pinnacle)	611,649	(3)	611,646	14.30	42,774
Fidelity VIP II Index 500 (Pinnacle IV)	2,624,321	(2)	2,624,319	14.17	185,147
Fidelity VIP II Index 500 (Pinnacle V)	6,416,579	(1)	6,416,578	13.78	465,636
Fidelity VIP Index 500 (AdvantEdge)	908,104	—	908,104	15.44	58,823
Fidelity VIP Index 500 (AnnuiChoice II)	2,334,257	2	2,334,259	14.55	160,394
Fidelity VIP Index 500 (AnnuiChoice)	464,975	(1)	464,974	18.55	25,061
Fidelity VIP Index 500 (Grandmaster flex3)	361,995	2	361,997	14.05	25,765
Fidelity VIP Index 500 (Grandmaster)	2,496,169	(1)	2,496,168	14.30	174,563
Fidelity VIP Index 500 (IQ3)	613,719	3	613,722	15.93	38,515
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	601,700	—	601,700	17.86	33,694
Fidelity VIP Index 500 (Pinnacle Plus)	768,503	(3)	768,500	20.48	37,520
Fidelity VIP Investment Grade Bond (AdvantEdge)	743,246	1	743,247	12.23	60,771
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	1,052,115	(1)	1,052,114	13.24	79,477
Fidelity VIP Investment Grade Bond (AnnuiChoice)	156,155	1	156,156	16.45	9,490
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	61,710	(2)	61,708	13.33	4,629
Fidelity VIP Investment Grade Bond (GrandMaster)	425,946	2	425,948	12.64	33,690
Fidelity VIP Investment Grade Bond (IQ3)	278,849	1	278,850	15.68	17,784
Fidelity VIP Investment Grade Bond (Pinnacle)	138,081	(2)	138,079	13.65	10,115
Fidelity VIP Investment Grade Bond (Pinnacle IV)	601,324	(2)	601,322	13.49	44,574
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	16,721	(1)	16,720	13.79	1,213
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	80,627	(1)	80,626	10.77	7,488
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	4,442,331	(1)	4,442,330	13.08	339,622
Fidelity VIP Investment Grade Bond (Pinnacle V)	8,164,933	(1)	8,164,932	12.46	655,052
Fidelity VIP Mid Cap (AdvantEdge)	632,104	2	632,106	14.87	42,504
Fidelity VIP Mid Cap (AnnuiChoice II)	770,051	—	770,051	17.13	44,962
Fidelity VIP Mid Cap (AnnuiChoice)	279,591	—	279,591	33.57	8,328
Fidelity VIP Mid Cap (GrandMaster flex3)	270,774	2	270,776	30.15	8,981
Fidelity VIP Mid Cap (Grandmaster)	437,555	3	437,558	25.34	17,267
Fidelity VIP Mid Cap (IQ Annuity)	916,783	3	916,786	30.53	30,029
Fidelity VIP Mid Cap (Pinnacle)	371,673	(1)	371,672	14.80	25,107
Fidelity VIP Mid Cap (Pinnacle IV)	992,132	(1)	992,131	31.06	31,944
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	564,062	—	564,062	14.18	39,780
Fidelity VIP Mid Cap (Pinnacle Plus)	425,712	(3)	425,709	29.85	14,261
Fidelity VIP Mid Cap (Pinnacle V)	1,811,912	5	1,811,917	14.43	125,565
Fidelity VIP Overseas (AdvantEdge)	341,772	—	341,772	9.44	36,216
Fidelity VIP Overseas (AnnuiChoice II)	272,470	(2)	272,468	11.28	24,163
Fidelity VIP Overseas (AnnuiChoice)	157,547	(1)	157,546	17.15	9,185
Fidelity VIP Overseas (GrandMaster flex3)	114,883	2	114,885	14.92	7,698
Fidelity VIP Overseas (GrandMaster)	163,395	—	163,395	9.29	17,596
Fidelity VIP Overseas (IQ3)	372,043	3	372,046	12.94	28,759
Fidelity VIP Overseas (Pinnacle)	353,891	4	353,895	15.28	23,158
Fidelity VIP Overseas (Pinnacle IV)	432,762	(3)	432,759	15.10	28,656
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	75,533	(3)	75,530	12.02	6,286
Fidelity VIP Overseas (Pinnacle Plus)	172,716	1	172,717	18.22	9,480
Fidelity VIP Overseas (Pinnacle V)	853,792	(1)	853,791	8.97	95,170
Fidelity VIP Target Volatility (AnnuiChoice II)*	7,838	—	7,838	10.49	747

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility (Pinnacle V)*	$230,545	$1	$230,546	$10.41	22,155
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	26,611	—	26,611	13.56	1,963
Columbia VIT Mid Cap Value (AnnuiChoice II)	315,103	2	315,105	13.85	22,750
Columbia VIT Mid Cap Value (Annuichoice)	5,368	(1)	5,367	13.95	385
Columbia VIT Mid Cap Value (Grandmaster flex3)	164,895	2	164,897	13.59	12,133
Columbia VIT Mid Cap Value (Grandmaster)	853	2	855	13.72	62
Columbia VIT Mid Cap Value (Pinnacle)	34,303	(1)	34,302	13.72	2,500
Columbia VIT Mid Cap Value (Pinnacle IV)	42,308	—	42,308	13.66	3,098
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	28,003	1	28,004	13.85	2,022
Columbia VIT Mid Cap Value (Pinnacle Plus)	158,426	—	158,426	13.51	11,724
Columbia VIT Mid Cap Value (Pinnacle V)	212,680	—	212,680	13.59	15,649
Franklin Growth and Income VIP Fund (Pinnacle)	2,025,713	—	2,025,713	20.71	97,807
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	7,720	1	7,721	20.92	369
Franklin Income VIP Fund (Pinnacle)	4,056,390	(2)	4,056,388	21.58	187,928
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	248,605	—	248,605	21.80	11,405
JP Morgan IT Mid Cap Value (AnnuiChoice)	1,949	3	1,952	27.91	70
JP Morgan IT Mid Cap Value (GrandMaster flex3)	93,746	(1)	93,745	26.89	3,486
JP Morgan IT Mid Cap Value (Grandmaster)	74,890	(2)	74,888	27.26	2,748
JP Morgan IT Mid Cap Value (IQ3)	58,102	1	58,103	27.07	2,146
JP Morgan IT Mid Cap Value (Pinnacle)	90,785	(3)	90,782	27.26	3,331
JP Morgan IT Mid Cap Value (Pinnacle IV)	575,197	1	575,198	27.07	21,247
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	230,438	—	230,438	18.56	12,413
JP Morgan IT Mid Cap Value (Pinnacle Plus)	4,467	1	4,468	26.67	167
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	9,398	2	9,400	22.95	409
Morgan Stanley UIF Emerging Markets Debt (IQ3)	1,338	(2)	1,336	22.45	60
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	142,635	(4)	142,631	28.11	5,075
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	58,598	2	58,600	22.75	2,576
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	13,859	(1)	13,858	28.38	488
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	4,835	1	4,836	14.58	332
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	1,304	(2)	1,302	34.68	38
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	118,633	(1)	118,632	32.01	3,706
Morgan Stanley UIF U.S. Real Estate (IQ3)	74,751	(2)	74,749	32.43	2,305
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	468,274	5	468,279	43.44	10,779
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	776,695	2	776,697	34.75	22,348
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	64,766	—	64,766	10.12	6,399
American Funds Managed Risk Asset Allocation (AnnuiChoice)	91	—	91	10.25	9
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	97,862	1	97,863	10.22	9,578
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	5,473	(1)	5,472	10.13	540
American Funds Managed Risk Asset Allocation (Pinnacle)	604	—	604	10.17	59
American Funds Managed Risk Asset Allocation (Pinnacle IV)	12,900	—	12,900	10.15	1,271
American Funds Managed Risk Asset Allocation (Pinnacle V)	1,360,300	16	1,360,316	10.13	134,252
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	165,173	(2)	165,171	19.39	8,520
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	109,227	1	109,228	19.99	5,465
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	14,345	1	14,346	19.45	737
Columbia VIT Small Cap Value Class 2 (Grandmaster)	46,057	1	46,058	19.72	2,336
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	86,288	1	86,289	19.30	4,472
Columbia VIT Small Cap Value Class 2 (Pinnacle)	11,614	(2)	11,612	19.72	589
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	36,757	2	36,759	19.59	1,877
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	526,809	(1)	526,808	19.45	27,081
Franklin Growth and Income VIP Fund (AdvantEdge)	130,047	1	130,048	14.21	9,150
Franklin Growth and Income VIP Fund (AnnuiChoice II)	355,009	(2)	355,007	14.52	24,444
Franklin Growth and Income VIP Fund (AnnuiChoice)	164,778	—	164,778	20.98	7,854
Franklin Growth and Income VIP Fund (GrandMaster flex3)	259,838	(2)	259,836	19.52	13,313
Franklin Growth and Income VIP Fund (Grandmaster)	712,302	(1)	712,301	20.04	35,548
Franklin Growth and Income VIP Fund (IQ Annuity)	713,260	—	713,260	19.78	36,068
Franklin Growth and Income VIP Fund (Pinnacle)	709,569	(2)	709,567	12.43	57,080
Franklin Growth and Income VIP Fund (Pinnacle IV)	1,612,135	(3)	1,612,132	19.78	81,520
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	14	(2)	12	12.55	1
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	304,509	2	304,511	16.27	18,719
Franklin Growth and Income VIP Fund (Pinnacle Plus)	167,530	1	167,531	18.42	9,097
Franklin Growth and Income VIP Fund (Pinnacle V)	980,863	2	980,865	11.94	82,140
Franklin Income VIP Fund (AdvantEdge)	227,464	1	227,465	12.57	18,094
Franklin Income VIP Fund (AnnuiChoice II)	760,340	1	760,341	13.66	55,642
Franklin Income VIP Fund (AnnuiChoice)	138,884	(2)	138,882	21.88	6,348
Franklin Income VIP Fund (GrandMaster flex3)	1,016,518	(1)	1,016,517	20.35	49,943
Franklin Income VIP Fund (Grandmaster)	677,242	(3)	677,239	20.90	32,410
Franklin Income VIP Fund (IQ Annuity)	959,199	1	959,200	20.62	46,512

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Pinnacle IV)	$1,863,053	$(2)	$1,863,051	$20.62	90,337
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	391,077	(3)	391,074	12.40	31,548
Franklin Income VIP Fund (Pinnacle Plus)	208,788	—	208,788	17.82	11,719
Franklin Income VIP Fund (Pinnacle V)	7,559,557	3	7,559,560	11.59	652,463
Franklin Large Cap Growth VIP Fund (AdvantEdge)	168,499	—	168,499	15.19	11,095
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	254,968	—	254,968	16.60	15,364
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	47,483	(4)	47,479	21.91	2,167
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	44,962	1	44,963	20.39	2,206
Franklin Large Cap Growth VIP Fund (Grandmaster)	40,585	—	40,585	20.93	1,939
Franklin Large Cap Growth VIP Fund (IQ Annuity)	198,059	(1)	198,058	20.66	9,589
Franklin Large Cap Growth VIP Fund (Pinnacle)	113,124	4	113,128	20.93	5,405
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	591,521	1	591,522	20.66	28,637
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	82,657	(1)	82,656	16.84	4,909
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	127,391	—	127,391	18.32	6,953
Franklin Large Cap Growth VIP Fund (Pinnacle V)	1,020,572	3	1,020,575	13.55	75,322
Franklin Mutual Shares VIP Fund (AdvantEdge)	1,447,375	2	1,447,377	12.28	117,903
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	772,781	3	772,784	13.11	58,950
Franklin Mutual Shares VIP Fund (AnnuiChoice)	203,326	1	203,327	21.47	9,470
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	630,276	(1)	630,275	19.97	31,558
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	11,029	1	11,030	18.29	603
Franklin Mutual Shares VIP Fund (IQ Annuity)	281,482	1	281,483	20.24	13,910
Franklin Mutual Shares VIP Fund (Pinnacle)	489,055	(3)	489,052	20.50	23,851
Franklin Mutual Shares VIP Fund (Pinnacle IV)	1,011,002	(2)	1,011,000	20.24	49,958
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	222,419	(1)	222,418	14.43	15,410
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	154,564	3	154,567	18.09	8,545
Franklin Mutual Shares VIP Fund (Pinnacle V)	4,093,484	—	4,093,484	10.82	378,312
Franklin Mutual Shares VIP Fund(Grandmaster)	312,430	(1)	312,429	20.50	15,237
Franklin Small Cap Value VIP Fund (AdvantEdge)	82,197	2	82,199	14.72	5,583
Franklin Small Cap Value VIP Fund (Annuichoice II)	53,053	2	53,055	13.00	4,080
Franklin Small Cap Value VIP Fund (Grandmaster)	99,228	(2)	99,226	12.78	7,766
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	22,113	—	22,113	12.55	1,761
Franklin Small Cap Value VIP Fund (IQ Annuity)	75,814	(3)	75,811	12.67	5,986
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	10,449	1	10,450	15.40	678
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	48,194	—	48,194	12.42	3,880
Franklin Small Cap Value VIP Fund (Pinnacle)	130,904	2	130,906	12.78	10,245
Franklin Small Cap Value VIP Fund (Pinnacle IV)	120,829	(3)	120,826	12.67	9,540
Franklin Small Cap Value VIP Fund (Pinnacle V)	282,915	(2)	282,913	12.52	22,590
Invesco VI American Franchise (AdvantEdge)	13,009	2	13,011	16.64	782
Invesco VI American Franchise (AnnuiChoice II)	34,964	(1)	34,963	19.20	1,821
Invesco VI American Franchise (GrandMaster flex3)	13,273	(10)	13,263	23.10	575
Invesco VI American Franchise (Grandmaster)	5,652	—	5,652	23.72	238
Invesco VI American Franchise (IQ Annuity)	114	1	115	23.41	5
Invesco VI American Franchise (Pinnacle Plus)	31,117	—	31,117	20.17	1,543
Invesco VI American Franchise (Pinnacle)	17,442	2	17,444	23.72	735
Invesco VI American Franchise (Pinnacle IV)	141,996	2	141,998	23.41	6,066
Invesco VI American Franchise (Pinnacle V)	63,372	—	63,372	16.04	3,950
Invesco VI American Value (AdvantEdge)	296,542	1	296,543	14.51	20,439
Invesco VI American Value (AnnuiChoice II)	378,269	1	378,270	15.03	25,175
Invesco VI American Value (AnnuiChoice)	2,401	(1)	2,400	15.20	158
Invesco VI American Value (Grandmaster flex3)	29,551	—	29,551	14.57	2,029
Invesco VI American Value (IQ Annuity)	12,653	(2)	12,651	14.68	862
Invesco VI American Value (Pinnacle Plus Reduced M&E)	21,938	—	21,938	15.98	1,373
Invesco VI American Value (Pinnacle Plus)	124,731	(1)	124,730	14.43	8,644
Invesco VI American Value II (Pinnacle V)	613,425	—	613,425	14.57	42,115
Invesco VI American Value II (Pinnacle)	25,099	(3)	25,096	14.79	1,697
Invesco VI American Value II (Pinnacle IV)	36,857	(2)	36,855	14.68	2,511
Invesco VI Comstock (AdvantEdge)	203,317	(1)	203,316	14.24	14,277
Invesco VI Comstock (AnnuiChoice II)	457,074	(1)	457,073	14.67	31,150
Invesco VI Comstock (AnnuiChoice)	50,453	3	50,456	23.48	2,149
Invesco VI Comstock (GrandMaster flex3)	116,722	1	116,723	21.84	5,344
Invesco VI Comstock (Grandmaster)	44,159	—	44,159	22.43	1,969
Invesco VI Comstock (IQ Annuity)	24,115	4	24,119	22.13	1,090
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	72,918	—	72,918	16.22	4,494
Invesco VI Comstock (Pinnacle Plus)	43,652	—	43,652	19.70	2,216
Invesco VI Comstock (Pinnacle)	80,322	(1)	80,321	22.43	3,582
Invesco VI Comstock (Pinnacle IV)	239,746	(2)	239,744	22.13	10,832
Invesco VI Comstock (Pinnacle V)	1,337,066	1	1,337,067	12.15	110,022
Invesco VI International Growth Class II (Advantedge)	92,850	1	92,851	10.51	8,834
Invesco VI International Growth Class II (IQ Advisor Enhanced)	195,089	1	195,090	10.74	18,170

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle Plus)	$103,511	$(3)	$103,508	$10.64	9,732
Invesco VI International Growth Class II (Pinnacle)	65,306	—	65,306	10.59	6,169
Invesco VI International Growth Class II (Pinnacle V)	637,368	(2)	637,366	10.54	60,498
Invesco VI International Growth II (Grandmaster)	29,115	(1)	29,114	10.64	2,737
Templeton Foreign VIP Fund (IQ Annuity)	282,338	(3)	282,335	18.62	15,164
Templeton Foreign VIP (Pinnacle)	182,305	1	182,306	18.87	9,663
Templeton Foreign VIP (Pinnacle IV)	700,672	(3)	700,669	18.62	37,630
Templeton Foreign VIP (Pinnacle V)	1,599,987	1	1,599,988	8.85	180,764
Templeton Foreign VIP Fund (AnnuiChoice II)	326,357	—	326,357	10.91	29,918
Templeton Foreign VIP Fund (AnnuiChoice)	55,541	(2)	55,539	19.75	2,812
Templeton Foreign VIP Fund (AdvantEdge)	410,841	1	410,842	9.30	44,163
Templeton Foreign VIP Fund (GrandMaster flex3)	303,012	1	303,013	18.38	16,490
Templeton Foreign VIP Fund (Grandmaster)	93,574	2	93,576	18.87	4,960
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	155,532	(3)	155,529	10.43	14,908
Templeton Foreign VIP Fund (Pinnacle Plus)	158,548	1	158,549	16.82	9,426
Templeton Global Bond VIP Fund (Pinnacle)*	70,676	—	70,676	9.24	7,651
Templeton Global Bond VIP Fund (Grandmaster)*	39,928	—	39,928	9.24	4,322
Templeton Global Bond VIP Fund (GrandMaster flex3)*	143,230	1	143,231	9.19	15,589
Templeton Global Bond VIP Fund (Pinnacle V)*	46,537	(1)	46,536	9.21	5,051
Templeton Global Bond VIP Fund (Pinnacle IV)*	176,668	—	176,668	9.19	19,229
Templeton Global Bond VIP Fund (AnnuiChoice II)*	295,915	(2)	295,913	9.29	31,861
Templeton Growth VIP Fund (AdvantEdge)	83,404	2	83,406	10.63	7,844
Templeton Growth VIP Fund (AnnuiChoice II)	122,433	(1)	122,432	11.05	11,079
Templeton Growth VIP Fund (AnnuiChoice)	25,202	—	25,202	19.06	1,322
Templeton Growth VIP Fund (GrandMaster flex3)	309,942	1	309,943	17.73	17,481
Templeton Growth VIP Fund (Grandmaster)	77,081	—	77,081	18.20	4,234
Templeton Growth VIP Fund (IQ Advisor Standard)	10,201	—	10,201	15.59	655
Templeton Growth VIP Fund (IQ Annuity)	197,167	(3)	197,164	17.96	10,975
Templeton Growth VIP Fund (Pinnacle)	129,288	—	129,288	18.20	7,102
Templeton Growth VIP Fund (Pinnacle IV)	631,783	3	631,786	17.97	35,167
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	10,472	2	10,474	18.38	570
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	83,461	—	83,461	13.00	6,419
Templeton Growth VIP Fund (Pinnacle Plus)	82,299	3	82,302	16.15	5,097
Templeton Growth VIP Fund (Pinnacle V)	532,792	2	532,794	9.15	58,252
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	180,709	(4)	180,705	12.52	14,437
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	72,335	3	72,338	13.18	5,488
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	93,123	(2)	93,121	13.36	6,972
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	123,447	(1)	123,446	12.73	9,701
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	1,117	—	1,117	21.81	51
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	146,951	2	146,953	21.52	6,828
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	46,863	2	46,865	12.84	3,650
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	85,562	(1)	85,561	10.57	8,097
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	76,182	(2)	76,180	18.46	4,127
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	282,897	2	282,899	12.65	22,355
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	333,657	1	333,658	6.95	47,983
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	71,292	3	71,295	10.97	6,499
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	52,570	1	52,571	29.33	1,793
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	124,717	(2)	124,715	27.28	4,572
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	74,051	(2)	74,049	28.01	2,644
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	289,257	(2)	289,255	27.64	10,464
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	104,758	(1)	104,757	28.01	3,740
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	289,989	(6)	289,983	27.64	10,490
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	68,442	1	68,443	8.00	8,551
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	226,544	(3)	226,541	23.59	9,605
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	635,951	3	635,954	7.92	80,253
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	165,538	(1)	165,537	16.02	10,333
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	316,183	(1)	316,182	28.78	10,987
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	296,542	1	296,543	14.99	19,783
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	281,492	2	281,494	11.89	23,683
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	2,564	(1)	2,563	12.04	213
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	65,295	(1)	65,294	11.47	5,691
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	76,393	—	76,393	34.80	2,195
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	174,469	2	174,471	34.34	5,080
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	452,095	(3)	452,092	11.58	39,054
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	1,047,450	(1)	1,047,449	12.27	85,398
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	260,906	1	260,907	13.85	18,839
BlackRock Capital Appreciation VI (AnnuiChoice II)	194,895	—	194,895	14.15	13,776
BlackRock Capital Appreciation VI (Annuichoice)	324	2	326	14.25	23

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI (Grandmaster flex3)	$9,601	$1	$9,602	$13.88	692
BlackRock Capital Appreciation VI Class III (Grandmaster)	109,006	—	109,006	14.01	7,778
BlackRock Capital Appreciation VI Class III (Pinnacle)	46,000	1	46,001	14.01	3,282
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	45,321	2	45,323	13.95	3,249
BlackRock Capital Appreciation VI Class III (Pinnacle V)	872,877	(3)	872,874	13.88	62,879
BlackRock Global Allocation VI (Advantedge)	412,378	1	412,379	10.62	38,828
BlackRock Global Allocation VI (AnnuiChoice II)	157,449	(1)	157,448	10.85	14,512
BlackRock Global Allocation VI (Annuichoice)	36,052	—	36,052	10.93	3,299
BlackRock Global Allocation VI (Grandmaster flex3)	176,011	(3)	176,008	10.65	16,533
BlackRock Global Allocation VI (Grandmaster)	6,700	3	6,703	10.75	623
BlackRock Global Allocation VI Class III (Pinnacle)	20,764	2	20,766	10.75	1,932
BlackRock Global Allocation VI Class III (Pinnacle IV)	42,067	(3)	42,064	10.70	3,933
BlackRock Global Allocation VI Class III (Pinnacle V)	241,903	(2)	241,901	10.65	22,723
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*	7,678	(1)	7,677	9.86	779
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*	123,645	(3)	123,642	9.76	12,674
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)	33,999	—	33,999	9.32	3,649
American Funds Capital Income Builder (Pinnacle V)	103,214	(241)	102,973	9.31	11,086
American Funds Capital Income Builder (AnnuiChoice II)	140,967	(1)	140,966	9.34	15,099
American Funds Global Growth (AdvantEdge)*	20,905	—	20,905	11.04	1,894
American Funds Global Growth (AnnuiChoice)*	29,868	1	29,869	11.18	2,672
American Funds Global Growth (AnnuiChoice II)*	495,292	(2)	495,290	11.14	44,449
American Funds Global Growth (GrandMaster)*	394,817	(1)	394,816	11.10	35,580
American Funds Global Growth (GrandMaster flex3)*	32,752	—	32,752	11.05	2,964
American Funds Global Growth (Pinnacle)*	386	(1)	385	11.10	35
American Funds Global Growth (Pinnacle IV)*	286,075	—	286,075	11.07	25,834
American Funds Global Growth (Pinnacle V)*	256,626	2	256,628	11.05	23,223
American Funds Growth (AnnuiChoice II)*	134,551	3	134,554	11.76	11,441
American Funds Growth (Pinnacle IV)*	6,443	(1)	6,442	11.69	551
American Funds Growth (Pinnacle V)*	27,183	—	27,183	11.66	2,331
American Funds Growth-Income (AdvantEdge)*	24,163	1	24,164	11.29	2,140
American Funds Growth-Income (AnnuiChoice II)*	269,645	10	269,655	11.39	23,664
American Funds Growth-Income (GrandMaster)*	122,619	2	122,621	11.35	10,806
American Funds Growth-Income (Pinnacle)*	14,985	1	14,986	11.35	1,321
American Funds Growth-Income (Pinnacle IV)*	65,626	132	65,758	11.32	5,795
American Funds Growth-Income (Pinnacle V)*	748,255	6	748,261	11.30	66,215
American Funds New World (AdvantEdge)*	11,953	—	11,953	8.86	1,349
American Funds New World (AnnuiChoice)*	21,103	—	21,103	8.97	2,352
American Funds New World (AnnuiChoice II)*	125,434	2	125,436	8.95	14,021
American Funds New World (GrandMaster)*	218,866	1	218,867	8.91	24,567
American Funds New World (GrandMaster flex3)*	9,032	—	9,032	8.87	1,018
American Funds New World (Pinnacle)*	34,772	(30)	34,742	8.91	3,903
American Funds New World (Pinnacle IV)*	227,369	—	227,369	8.89	25,575
American Funds New World (Pinnacle V)*	170,868	(1)	170,867	8.87	19,260
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	484,271	1	484,272	23.74	20,396
Deutsche Small Cap Index VIP (Pinnacle IV)	614	(1)	613	23.14	27
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	2,937	1	2,938	23.98	122
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)	20,284	(2)	20,282	15.45	1,313
Deutsche Small Cap Index (AnnuiChoice II)	326,805	2	326,807	15.28	21,386
Deutsche Small Cap Index (AnnuiChoice)	22,615	—	22,615	21.97	1,029
Deutsche Small Cap Index (GrandMaster flex3)	60,773	(1)	60,772	21.95	2,768
Deutsche Small Cap Index (Grandmaster)	22,910	(4)	22,906	18.89	1,213
Deutsche Small Cap Index (IQ3)	75,423	(2)	75,421	20.48	3,684
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	162,652	(1)	162,651	15.98	10,177
Deutsche Small Cap Index (Pinnacle Plus)	65,900	1	65,901	21.03	3,134
Deutsche Small Cap Index VIP (Pinnacle IV)	184,095	2	184,097	20.48	8,991
Deutsche Small Cap Index VIP (Pinnacle V)	166,744	2	166,746	12.98	12,842
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	139,918	1	139,919	10.85	12,901
Pimco VIT All Asset (IQ Annuity)	113,573	(1)	113,572	10.89	10,430
Pimco VIT All Asset (Pinnacle)	39,038	1	39,039	10.97	3,557
Pimco VIT All Asset (AnnuiChoice II)	100,128	(3)	100,125	11.24	8,907
Pimco VIT All Asset (AnnuiChoice)	13,119	—	13,119	11.28	1,163
Pimco VIT All Asset (GrandMaster flex3)	1,160	—	1,160	10.80	107
Pimco VIT All Asset (Grandmaster)	313,106	1	313,107	10.97	28,532
Pimco VIT All Asset (Pinnacle IV)	409,123	(2)	409,121	10.98	37,275
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	25,748	(2)	25,746	10.02	2,571

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus)	$75,453	$(2)	$75,451	$10.70	7,049
Pimco VIT All Asset (Pinnacle V)	348,428	(1)	348,427	10.89	31,999
Pimco VIT Commodity Real Return (Pinnacle)	84,298	(1)	84,297	3.82	22,062
Pimco VIT Commodity Real Return (Pinnacle IV)	66,488	—	66,488	3.82	17,410
Pimco VIT Commodity Real Return (Pinnacle V)	738,363	2	738,365	3.79	194,891
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	355,871	(2)	355,869	3.77	94,308
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	81,204	(3)	81,201	3.91	20,762
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	1,605	(1)	1,604	3.93	409
Pimco VIT Commodity Real Return Strategy (Grandmaster)	59,454	(1)	59,453	3.82	15,560
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	138,535	—	138,535	3.79	36,540
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	7,908	—	7,908	3.76	2,102
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	14,378	—	14,378	5.10	2,818
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	72,828	1	72,829	3.73	19,541
Pimco VIT Long Term Government (AnnuiChoice II)	94,102	7	94,109	10.10	9,321
Pimco VIT Low Duration (AnnuiChoice II)	169,576	—	169,576	11.44	14,818
Pimco VIT Low Duration (AnnuiChoice)	2,778	1	2,779	11.61	239
Pimco VIT Low Duration (GrandMaster flex3)	90,861	1	90,862	11.13	8,167
Pimco VIT Low Duration (Grandmaster)	224,383	—	224,383	11.30	19,858
Pimco VIT Low Duration (IQ Annuity)	603,666	1	603,667	11.21	53,842
Pimco VIT Low Duration (Pinnacle)	25,701	1	25,702	11.30	2,275
Pimco VIT Low Duration (Pinnacle IV)	54,249	6	54,255	11.17	4,855
Pimco VIT Low Duration (AdvantEdge)	75,313	(1)	75,312	11.04	6,821
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	12,504	1	12,505	10.08	1,241
Pimco VIT Low Duration (Pinnacle Plus)	21,234	2	21,236	11.02	1,927
Pimco VIT Low Duration (Pinnacle V)	832,738	1	832,739	11.09	75,122
Pimco VIT Real Return (Pinnacle IV)	77,008	(2)	77,006	11.30	6,817
Pimco VIT Real Return (AdvantEdge)	33,217	3	33,220	11.16	2,976
Pimco VIT Real Return (AnnuiChoice II)	177,436	2	177,438	11.57	15,336
Pimco VIT Real Return (AnnuiChoice)	92,973	(1)	92,972	11.71	7,937
Pimco VIT Real Return (GrandMaster flex3)	49,935	(2)	49,933	11.22	4,449
Pimco VIT Real Return (Grandmaster)	28,599	—	28,599	11.40	2,509
Pimco VIT Real Return (IQ Annuity)	236,928	(1)	236,927	11.31	20,946
Pimco VIT Real Return (Pinnacle)	86,017	(2)	86,015	11.40	7,545
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	12,825	—	12,825	9.97	1,287
Pimco VIT Real Return (Pinnacle Plus)	79,660	1	79,661	11.12	7,164
Pimco VIT Real Return (Pinnacle V)	751,904	2	751,906	11.21	67,092
Pimco VIT Total Return (Pinnacle V)	12,074,422	6	12,074,428	12.97	930,695
Pimco VIT Total Return (AdvantEdge)	4,201,521	4	4,201,525	12.92	325,146
Pimco VIT Total Return (AnnuiChoice II)	2,144,258	1	2,144,259	13.39	160,099
Pimco VIT Total Return (AnnuiChoice)	273,764	(1)	273,763	13.36	20,496
Pimco VIT Total Return (GrandMaster flex3)	420,360	—	420,360	12.80	32,844
Pimco VIT Total Return (Grandmaster)	666,093	1	666,094	13.00	51,240
Pimco VIT Total Return (IQ Annuity)	849,669	(1)	849,668	12.90	65,873
Pimco VIT Total Return (Pinnacle)	601,348	(2)	601,346	13.00	46,260
Pimco VIT Total Return (Pinnacle IV)	484,155	(2)	484,153	13.08	37,022
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	35,998	(2)	35,996	10.73	3,354
Pimco VIT Total Return (Pinnacle Plus)	581,741	3	581,744	12.68	45,880
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	19,859	(2)	19,857	7.35	2,701
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	14,845	—	14,845	7.30	2,034
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	231,867	—	231,867	7.25	31,991
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	111,908	(1)	111,907	7.22	15,496
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	33,436	1	33,437	7.46	4,482
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	9,930	(2)	9,928	7.54	1,317
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	2,570	—	2,570	7.35	350
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	1,111	—	1,111	7.30	152
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	5,603	—	5,603	8.91	628
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	21,044	2	21,046	7.19	2,929
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	119,059	3	119,062	8.81	13,517
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	42,320	1	42,321	9.13	4,636
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	108,176	1	108,177	9.11	11,875
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	17,899	1	17,900	8.73	2,051
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	48,396	(1)	48,395	8.87	5,459
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	74,110	—	74,110	8.80	8,425
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	69,188	1	69,189	8.87	7,805
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	15,306	1	15,307	8.91	1,717
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	26,280	(1)	26,279	10.97	2,395
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	22,291	—	22,291	8.65	2,578
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	96,778	2	96,780	8.84	10,944

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Investor Class (continued):
Guggenheim VT Long Short Equity (AdvantEdge)	$16,658	$(1)	$16,657	$10.01	1,664
Guggenheim VT Long Short Equity (AnnuiChoice II)	62,892	(2)	62,890	10.38	6,060
Guggenheim VT Long Short Equity (AnnuiChoice)	1,980	—	1,980	10.21	194
Guggenheim VT Long Short Equity (Grandmaster)	2,011	1	2,012	9.93	203
Guggenheim VT Long Short Equity (IQ Annuity)	1,029	—	1,029	9.85	104
Guggenheim VT Long Short Equity (Pinnacle)	13,546	(1)	13,545	9.93	1,364
Guggenheim VT Long Short Equity (Pinnacle IV)	19,935	1	19,936	10.13	1,967
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	6,974	—	6,974	11.77	592
Guggenheim VT Long Short Equity (Pinnacle Plus)	3,449	(2)	3,447	9.69	356
Guggenheim VT Long Short Equity (Pinnacle V)	63,381	(5)	63,376	10.05	6,305
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	16,074	2	16,076	26.79	600
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	37,472	—	37,472	25.71	1,457
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	15,242	(1)	15,241	25.30	602
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	551,758	(1)	551,757	24.42	22,594
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	10,829	1	10,830	25.95	417
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	26,438	(2)	26,436	26.09	1,013
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	493,933	(1)	493,932	25.18	19,619
iShares TIPS Bond ETF (Varoom GLWB 2)	18,642	—	18,642	24.71	754
iShares TIPS Bond ETF (Varoom GLWB 3)	11,299	—	11,299	22.85	494
iShares TIPS Bond ETF (Varoom GLWB 5)	104,901	(1)	104,900	22.05	4,757
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	5,632	(20)	5,612	27.88	202
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	37,948	2	37,950	26.76	1,418
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	97,978	(2)	97,976	27.33	3,585
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	149,357	(1)	149,356	26.38	5,662
iShares S&P 500 Growth ETF (Varoom)	48,118	—	48,118	43.67	1,102
iShares S&P 500 Growth ETF (Varoom GLWB 1)	141,203	(2)	141,201	42.35	3,334
iShares S&P 500 Growth ETF (Varoom GLWB 2)	9,218	1	9,219	41.91	220
iShares S&P 500 Growth ETF (Varoom GLWB 3)	97,066	(1)	97,065	42.53	2,282
iShares S&P 500 Growth ETF (Varoom GLWB 4)	1,573,371	(2)	1,573,369	41.39	38,010
iShares S&P 500 Growth ETF (Varoom GLWB 5)	37,500	(2)	37,498	41.05	914
iShares Core S&P 500 Index ETF (Varoom)	102,799	—	102,799	41.24	2,492
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	960,769	(1)	960,768	39.99	24,023
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	27,635	(1)	27,634	39.58	698
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	457,702	2	457,704	41.30	11,083
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	18,608,590	—	18,608,590	40.19	462,997
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	1,094,383	(1)	1,094,382	39.86	27,458
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	47,539	1	47,540	37.23	1,277
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	9,250	(1)	9,249	36.85	251
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	102,169	—	102,169	39.56	2,582
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	304,241	2	304,243	38.50	7,901
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	94,331	3	94,334	38.18	2,470
iShares Core S&P MidCap Index ETF (Varoom)	49,740	(2)	49,738	37.66	1,321
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	283,474	—	283,474	36.52	7,762
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	85,238	3	85,241	36.15	2,358
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	141,080	(1)	141,079	38.88	3,628
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	5,041,459	—	5,041,459	37.84	133,226
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	344,927	(1)	344,926	37.53	9,192
iShares Core S&P Small Cap Index ETF (Varoom)	33,457	—	33,457	38.86	861
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	141,433	2	141,435	37.68	3,753
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	45,761	2	45,763	37.30	1,227
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	87,814	(1)	87,813	40.05	2,193
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	2,522,004	(1)	2,522,003	38.98	64,702
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	296,171	—	296,171	38.65	7,662
iShares International Treasury Bond (Varoom)	17,495	—	17,495	22.50	778
iShares International Treasury Bond (Varoom GLWB 1)	145,536	1	145,537	21.82	6,670
iShares International Treasury Bond (Varoom GLWB 3)	27,215	2	27,217	22.36	1,217
iShares International Treasury Bond (Varoom GLWB 4)	2,557,476	(3)	2,557,473	21.77	117,502
iShares International Treasury Bond (Varoom GLWB 5)	2,677	—	2,677	21.58	124
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	7,763	2	7,765	37.65	206
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	277,579	1	277,580	36.14	7,682
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	217,827	1	217,828	36.39	5,986
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	905,306	1	905,307	35.12	25,775
Vanguard Emerging Markets Index Fund ETF (Varoom)	18,285	—	18,285	18.20	1,005
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	66,984	—	66,984	17.46	3,836
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	63,036	1	63,037	21.20	2,974
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	196,692	2	196,694	20.46	9,614
Vanguard Developed Markets Index FundETF (Varoom)	25,874	—	25,874	27.36	946
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	142,642	—	142,642	26.53	5,377

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	$3,062	$(1)	$3,061	$26.26	117
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	33,189	(2)	33,187	30.75	1,079
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	2,531,485	(2)	2,531,483	29.93	84,574
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	138,445	(1)	138,444	29.68	4,664
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	17,425	1	17,426	29.49	591
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	29,897	(2)	29,895	28.30	1,056
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	36,145	—	36,145	27.74	1,303
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	10,297	1	10,298	26.77	385
Vanguard Large-Cap Index ETF (Varoom)	8,671	—	8,671	40.87	212
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	128,226	1	128,227	39.22	3,269
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	48,847	—	48,847	41.18	1,186
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	405,111	3	405,114	39.75	10,192
Vanguard Mega Cap Index ETF (Varoom)	28,144	—	28,144	41.37	680
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	13,126	—	13,126	39.71	331
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	82,722	1	82,723	39.87	2,075
Vanguard REIT Index ETF (Varoom GLWB 2)	45,111	1	45,112	39.11	1,153
Vanguard REIT Index ETF (Varoom GLWB 3)	40,308	(2)	40,306	39.27	1,027
Vanguard REIT Index ETF (Varoom GLWB 5)	220,467	(2)	220,465	37.90	5,818
Vanguard Total Bond Market Index ETF (Varoom)	66,600	1	66,601	26.80	2,485
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	1,015,868	1	1,015,869	25.99	39,085
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	390,043	(1)	390,042	25.73	15,162
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	340,847	(1)	340,846	25.24	13,506
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	17,933,293	—	17,933,293	24.56	730,134
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	1,287,596	(2)	1,287,594	24.36	52,864
Vanguard VI Money Market (Varoom GLWB 3)	23,854	(39)	23,815	9.29	2,567
Vanguard VI Money Market (Varoom GLWB 5)	4,948	(11)	4,937	8.97	552
Vanguard Short Term Bond ETF (Varoom GLWB 3)	61,912	—	61,912	24.16	2,562
Vanguard Short Term Bond ETF (Varoom GLWB 5)	28,213	—	28,213	23.40	1,206

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$5,955	$6,101	$(146)	$18,512	$—	$(23,352)	$(4,840)	$(4,986)
Touchstone Aggressive ETF (AnnuiChoice ®)	6,704	4,067	2,637	1,293	—	(8,206)	(6,913)	(4,276)
Touchstone Aggressive ETF (AnnuiChoice II)	9,592	6,944	2,648	55,879	—	(67,350)	(11,471)	(8,823)
Touchstone Aggressive ETF (GrandMaster flex3)	18,912	19,524	(612)	111,474	—	(123,944)	(12,470)	(13,082)
Touchstone Aggressive ETF (Grandmaster)	4,882	4,001	881	913	—	(5,966)	(5,053)	(4,172)
Touchstone Aggressive ETF (IQ Annuity)	14,320	14,014	306	81,167	—	(93,445)	(12,278)	(11,972)
Touchstone Aggressive ETF (Pinnacle)	11,657	10,249	1,408	9,230	—	(20,366)	(11,136)	(9,728)
Touchstone Aggressive ETF (Pinnacle IV)	16,727	16,367	360	82,687	—	(95,849)	(13,162)	(12,802)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	1,492	725	767	100	—	(3,261)	(3,161)	(2,394)
Touchstone Aggressive ETF (Pinnacle Plus)	4,422	5,264	(842)	12,612	—	(15,572)	(2,960)	(3,802)
Touchstone Aggressive ETF (Pinnacle V)	14,741	13,820	921	67,831	—	(84,274)	(16,443)	(15,522)
Touchstone Baron Small Cap Growth (Pinnacle)	4,942	27,352	(22,410)	(523,364)	646,599	(227,182)	(103,947)	(126,357)
Touchstone Baron Small Cap Growth (Pinnacle IV)	5,957	32,243	(26,286)	(705,364)	779,601	(178,787)	(104,550)	(130,836)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	44	178	(134)	(4,363)	5,735	(2,251)	(879)	(1,013)
Touchstone Baron Small Cap Growth (Pinnacle V)	6,180	33,892	(27,712)	(746,989)	808,716	(188,378)	(126,651)	(154,363)
Touchstone Baron Small Cap Growth (AdvantEdge)	1,149	7,233	(6,084)	(140,037)	150,446	(34,006)	(23,597)	(29,681)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	2,147	6,604	(4,457)	(278,507)	280,994	(46,887)	(44,400)	(48,857)
Touchstone Baron Small Cap Growth (AnnuiChoice)	365	627	(262)	(44,527)	47,681	(3,308)	(154)	(416)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	931	5,984	(5,053)	(46,404)	121,828	(96,008)	(20,584)	(25,637)
Touchstone Baron Small Cap Growth (Grandmaster)	2,746	16,705	(13,959)	(403,576)	359,338	(37,752)	(81,990)	(95,949)
Touchstone Baron Small Cap Growth (IQ Annuity)	3,207	19,085	(15,878)	(52,341)	419,602	(444,187)	(76,926)	(92,804)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	443	1,601	(1,158)	(65,626)	57,934	(1,067)	(8,759)	(9,917)
Touchstone Baron Small Cap Growth (Pinnacle Plus)	1,548	10,759	(9,211)	(229,690)	202,501	(7,165)	(34,354)	(43,565)
Touchstone Conservative ETF (AdvantEdge)	1,804	2,900	(1,096)	(354)	5,802	(8,040)	(2,592)	(3,688)
Touchstone Conservative ETF (AnnuiChoice II)	5,338	4,231	1,107	6,751	17,216	(29,885)	(5,918)	(4,811)
Touchstone Conservative ETF (AnnuiChoice)	169	114	55	63	545	(797)	(189)	(134)
Touchstone Conservative ETF (GrandMaster flex3)	11,344	11,428	(84)	7,735	36,960	(56,222)	(11,527)	(11,611)
Touchstone Conservative ETF (Grandmaster)	2,832	2,590	242	2,298	9,138	(14,685)	(3,249)	(3,007)
Touchstone Conservative ETF (IQ Annuity)	19,442	18,116	1,326	32,530	62,942	(117,286)	(21,814)	(20,488)
Touchstone Conservative ETF (Pinnacle)	6,529	5,908	621	2,459	21,039	(30,975)	(7,477)	(6,856)
Touchstone Conservative ETF (Pinnacle IV)	18,455	22,072	(3,617)	68,175	60,950	(141,811)	(12,686)	(16,303)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	4,789	2,669	2,120	(625)	15,419	(22,699)	(7,905)	(5,785)
Touchstone Conservative ETF (Pinnacle Plus)	11,362	13,217	(1,855)	15,768	36,566	(73,677)	(21,343)	(23,198)
Touchstone Conservative ETF Fund (Pinnacle V)	48,106	56,082	(7,976)	131,216	155,030	(344,549)	(58,303)	(66,279)
Touchstone Active Bond (AdvantEdge)	4,816	3,427	1,389	(589)	—	(7,111)	(7,700)	(6,311)
Touchstone Active Bond (AnnuiChoice II)	2,018	943	1,075	332	—	(3,270)	(2,938)	(1,863)
Touchstone Active Bond (AnnuiChoice)	4,751	2,220	2,531	(1,726)	—	(5,680)	(7,406)	(4,875)
Touchstone Active Bond (GrandMaster flex3)	3,769	900	2,869	(425)	—	(5,307)	(5,732)	(2,863)

See accompanying notes.

* - 2015 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Active Bond (Grandmaster)	$676	$1,595	$(919)	$(9,096)	$—	$9,033	$(63)	$(982)
Touchstone Active Bond (IQ Annuity)	2,641	1,050	1,591	(1,709)	—	(2,324)	(4,033)	(2,442)
Touchstone Active Bond (Pinnacle)	7,731	1,774	5,957	(1,649)	—	(9,933)	(11,582)	(5,625)
Touchstone Active Bond (Pinnacle IV)	25,376	9,621	15,755	(11,619)	—	(27,329)	(38,948)	(23,193)
Touchstone Active Bond (Pinnacle II Reduced M&E)	—	23	(23)	(503)	—	580	77	54
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	3,938	575	3,363	(30)	—	(6,160)	(6,190)	(2,827)
Touchstone Active Bond (Pinnacle Plus)	5,067	1,456	3,611	(2,962)	—	(4,481)	(7,443)	(3,832)
Touchstone Active Bond (PinnacleV)	30,610	18,063	12,547	(27,972)	—	(19,241)	(47,213)	(34,666)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	2,801	3,223	(422)	35,783	—	(37,698)	(1,915)	(2,337)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	6,262	7,925	(1,663)	9,648	—	(15,889)	(6,241)	(7,904)
Touchstone GMAB Aggressive ETF (Pinnacle V)	3,463	5,877	(2,414)	79,931	—	(77,142)	2,789	375
Touchstone GMAB Conservative ETF (Pinnacle IV)	1,484	2,734	(1,250)	9,570	4,772	(15,792)	(1,450)	(2,700)
Touchstone GMAB Conservative ETF (Pinnacle V)	4,296	7,479	(3,183)	35,442	13,825	(51,294)	(2,027)	(5,210)
Touchstone GMAB Moderate ETF (Pinnacle IV)	17,531	20,423	(2,892)	166,300	110,738	(291,870)	(14,832)	(17,724)
Touchstone GMAB Moderate ETF(Pinnacle V)	17,540	24,997	(7,457)	305,490	108,089	(413,517)	62	(7,395)
Touchstone High Yield (AdvantEdge)	3,262	419	2,843	(9,108)	—	5,386	(3,722)	(879)
Touchstone High Yield (AnnuiChoice II)	3,427	310	3,117	(8,698)	—	4,765	(3,933)	(816)
Touchstone High Yield (AnnuiChoice)	4,432	728	3,704	(19,702)	—	14,258	(5,444)	(1,740)
Touchstone High Yield (GrandMaster flex3)	16,154	1,977	14,177	(40,700)	—	22,188	(18,512)	(4,335)
Touchstone High Yield (Grandmaster)	881	96	785	(1,896)	—	885	(1,011)	(226)
Touchstone High Yield (IQ Annuity)	9,316	1,506	7,810	(28,672)	—	19,211	(9,461)	(1,651)
Touchstone High Yield (Pinnacle)	31,936	3,761	28,175	(87,487)	—	52,784	(34,703)	(6,528)
Touchstone High Yield (Pinnacle IV)	83,947	10,578	73,369	(235,456)	—	144,908	(90,548)	(17,179)
Touchstone High Yield (Pinnacle II Reduced M&E)	—	16	(16)	(479)	—	664	185	169
Touchstone High Yield (Pinnacle Plus Reduced M&E)	16,006	1,097	14,909	(27,774)	—	7,076	(20,698)	(5,789)
Touchstone High Yield (Pinnacle Plus)	24,143	5,520	18,623	(86,469)	—	62,274	(24,195)	(5,572)
Touchstone High Yield (PinnacleV)	34,107	5,261	28,846	(100,917)	—	64,146	(36,771)	(7,925)
Touchstone Large Cap Core Equity (AdvantEdge)	2,405	2,533	(128)	8,379	—	(17,045)	(8,666)	(8,794)
Touchstone Large Cap Core Equity (AnnuiChoice II)	3,687	2,357	1,330	10,163	—	(21,512)	(11,349)	(10,019)
Touchstone Large Cap Core Equity (AnnuiChoice)	493	333	160	1,844	—	(3,646)	(1,802)	(1,642)
Touchstone Large Cap Core Equity (GrandMaster flex3)	604	595	9	555	—	(2,700)	(2,145)	(2,136)
Touchstone Large Cap Core Equity (Grandmaster)	1,220	975	245	659	—	(4,885)	(4,226)	(3,981)
Touchstone Large Cap Core Equity (IQ Annuity)	6,666	6,313	353	5,747	—	(29,993)	(24,246)	(23,893)
Touchstone Large Cap Core Equity (Pinnacle)	21,755	19,626	2,129	111,798	—	(187,761)	(75,963)	(73,834)
Touchstone Large Cap Core Equity (Pinnacle IV)	8,153	8,595	(442)	83,988	—	(110,922)	(26,934)	(27,376)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	841	584	257	194	—	(3,175)	(2,981)	(2,724)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	2,186	1,591	595	2,713	—	(10,971)	(8,258)	(7,663)
Touchstone Large Cap Core Equity (Pinnacle Plus)	1,986	2,470	(484)	17,309	—	(24,468)	(7,159)	(7,643)
Touchstone Large Cap Core Equity (PinnacleV)	12,009	10,783	1,226	32,340	—	(75,223)	(42,883)	(41,657)
Touchstone Focused (AdvantEdge)	—	1,570	(1,570)	9,604	33,847	(61,278)	(17,827)	(19,397)
Touchstone Focused (AnnuiChoice II)	—	2,663	(2,663)	9,987	67,115	(110,959)	(33,857)	(36,520)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Focused (AnnuiChoice)	$—	$1,761	$(1,761)	$13,961	$27,293	$(50,744)	$(9,490)	$(11,251)
Touchstone Focused (GrandMaster flex3)	—	4,159	(4,159)	9,981	58,942	(95,551)	(26,628)	(30,787)
Touchstone Focused (Grandmaster)	—	4,263	(4,263)	981	91,161	(144,392)	(52,250)	(56,513)
Touchstone Focused (IQ Annuity)	—	6,991	(6,991)	55,316	142,570	(268,736)	(70,850)	(77,841)
Touchstone Focused (Pinnacle)	—	8,614	(8,614)	27,759	231,783	(384,720)	(125,178)	(133,792)
Touchstone Focused (Pinnacle IV)	—	17,595	(17,595)	54,981	248,014	(409,597)	(106,602)	(124,197)
Touchstone Focused (Pinnacle II Reduced M&E)	—	67	(67)	(5)	4,518	(7,364)	(2,851)	(2,918)
Touchstone Focused (Pinnacle Plus Reduced M&E)	—	3,734	(3,734)	1,142	44,186	(52,459)	(7,131)	(10,865)
Touchstone Focused (Pinnacle Plus)	—	16,325	(16,325)	(11,939)	253,609	(368,747)	(127,077)	(143,402)
Touchstone Focused (PinnacleV)	—	6,325	(6,325)	2,123	164,999	(261,662)	(94,540)	(100,865)
Touchstone Moderate ETF (AdvantEdge)	20,741	17,697	3,044	12,767	127,789	(162,635)	(22,079)	(19,035)
Touchstone Moderate ETF (AnnuiChoice II)	16,097	10,111	5,986	31,272	99,263	(147,183)	(16,648)	(10,662)
Touchstone Moderate ETF (AnnuiChoice)	4,467	2,359	2,108	2,884	27,516	(35,181)	(4,781)	(2,673)
Touchstone Moderate ETF (GrandMaster flex3)	13,266	13,067	199	95,418	81,739	(191,680)	(14,523)	(14,324)
Touchstone Moderate ETF (Grandmaster)	2,610	2,071	539	7,904	16,890	(27,336)	(2,542)	(2,003)
Touchstone Moderate ETF (IQ Annuity)	25,176	19,372	5,804	26,708	155,285	(209,763)	(27,770)	(21,966)
Touchstone Moderate ETF (Pinnacle)	8,634	6,438	2,196	29,709	53,391	(92,789)	(9,689)	(7,493)
Touchstone Moderate ETF (Pinnacle IV)	32,208	27,315	4,893	166,153	201,129	(399,886)	(32,604)	(27,711)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	—	52	(52)	2,628	—	(2,256)	372	320
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	11,989	6,034	5,955	17,190	71,967	(103,269)	(14,112)	(8,157)
Touchstone Moderate ETF (Pinnacle Plus)	16,998	19,631	(2,633)	278,827	106,780	(392,297)	(6,690)	(9,323)
Touchstone Moderate ETF (Pinnacle V)	36,132	29,645	6,487	77,846	229,853	(351,898)	(44,199)	(37,712)
Touchstone Money Market (AdvantEdge)	32	5,046	(5,014)	—	—	—	—	(5,014)
Touchstone Money Market (AnnuiChoice II)	11	1,096	(1,085)	—	—	—	—	(1,085)
Touchstone Money Market (AnnuiChoice)	14	1,364	(1,350)	—	—	—	—	(1,350)
Touchstone Money Market (GrandMaster flex3)	19	3,007	(2,988)	—	—	—	—	(2,988)
Touchstone Money Market (Grandmaster)	55	7,411	(7,356)	—	—	—	—	(7,356)
Touchstone Money Market (IQ3)	70	10,434	(10,364)	—	—	(4)	(4)	(10,368)
Touchstone Money Market (Pinnacle)	41	5,545	(5,504)	—	—	(2)	(2)	(5,506)
Touchstone Money Market (Pinnacle IV)	41	7,237	(7,196)	—	—	—	—	(7,196)
Touchstone Money Market (Pinnacle II Reduced M&E)	1	98	(97)	—	—	—	—	(97)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	5	610	(605)	—	—	—	—	(605)
Touchstone Money Market (Pinnacle Plus)	3	500	(497)	—	—	—	—	(497)
Touchstone Money Market (Pinnacle V)	37	5,775	(5,738)	—	—	(2)	(2)	(5,740)
Touchstone Third Avenue Value (AdvantEdge)	6,938	2,687	4,251	(29,214)	21,043	(7,688)	(15,859)	(11,608)
Touchstone Third Avenue Value (AnnuiChoice II)	11,425	2,971	8,454	(25,192)	34,652	(33,972)	(24,512)	(16,058)
Touchstone Third Avenue Value (AnnuiChoice)	10,820	2,324	8,496	(31,417)	32,819	(25,792)	(24,390)	(15,894)
Touchstone Third Avenue Value (GrandMaster flex3)	25,304	8,851	16,453	(41,037)	76,747	(93,513)	(57,803)	(41,350)
Touchstone Third Avenue Value (Grandmaster)	21,762	7,509	14,253	(36,088)	66,002	(81,126)	(51,212)	(36,959)
Touchstone Third Avenue Value (IQ Annuity)	55,292	17,861	37,431	11,005	167,693	(304,027)	(125,329)	(87,898)
Touchstone Third Avenue Value (Pinnacle)	93,641	28,959	64,682	(161,808)	284,005	(338,210)	(216,013)	(151,331)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle IV)	$71,084	$24,448	$46,636	$(153,153)	$215,588	$(231,000)	$(168,565)	$(121,929)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	3,082	721	2,361	(7,952)	9,345	(8,244)	(6,851)	(4,490)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	14,104	2,725	11,379	(90,300)	42,777	21,751	(25,772)	(14,393)
Touchstone Third Avenue Value (Pinnacle Plus)	7,378	4,862	2,516	(111,202)	22,376	62,647	(26,179)	(23,663)
Touchstone Third Avenue Value (Pinnacle V)	26,760	10,281	16,479	(74,901)	81,163	(74,117)	(67,855)	(51,376)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	15,620	15,032	588	15,910	31,967	(55,168)	(7,291)	(6,703)
Fidelity VIP Balanced (Grandmaster)	19,429	18,557	872	48,060	41,973	(96,143)	(6,110)	(5,238)
Fidelity VIP Overseas (Pinnacle)	1,294	1,450	(156)	(5,104)	95	8,374	3,365	3,209
Fidelity VIP Overseas (Pinnacle IV)	2,161	2,337	(176)	2,825	160	625	3,610	3,434
Fidelity VIP Equity-Income (Grandmaster)	246,363	110,192	136,171	(209,681)	777,867	(1,115,638)	(547,452)	(411,281)
Fidelity VIP Equity-Income (Pinnacle)	35,002	15,846	19,156	(12,204)	113,121	(182,529)	(81,612)	(62,456)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	455	156	299	19	1,299	(2,335)	(1,017)	(718)
Fidelity VIP Growth (Grandmaster)	11,569	63,042	(51,473)	391,391	147,973	(219,174)	320,190	268,717
Fidelity VIP High Income (Grandmaster)	111,479	24,686	86,793	(9,159)	—	(162,306)	(171,465)	(84,672)
Fidelity VIP II Asset Manager (Grandmaster)	55,479	48,289	7,190	30,375	245,214	(319,434)	(43,845)	(36,655)
Fidelity VIP II Contrafund (Grandmaster)	103,209	139,854	(36,645)	298,721	945,939	(1,251,774)	(7,114)	(43,759)
Fidelity VIP II Contrafund (Pinnacle)	49,685	69,598	(19,913)	479,502	469,427	(950,601)	(1,672)	(21,585)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	396	435	(39)	1,519	3,654	(5,069)	104	65
Fidelity VIP II Index 500 (Grandmaster)	65,606	46,972	18,634	268,741	2,364	(281,378)	(10,273)	8,361
Fidelity VIP II Index 500 (IQ3)	547	362	185	131	17	(341)	(193)	(8)
Fidelity VIP II Index 500 (Pinnacle)	38,671	30,444	8,227	117,713	1,459	(126,572)	(7,400)	827
Fidelity VIP II Index 500 (Pinnacle IV)	406	286	120	134	13	(293)	(146)	(26)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	460	264	196	1,384	17	(1,452)	(51)	145
Fidelity VIP II Investment Grade Bond (Pinnacle)	18,829	10,700	8,129	5,002	637	(28,227)	(22,588)	(14,459)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	19,608	14,657	4,951	20,649	996	(41,729)	(20,084)	(15,133)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	4	(24)	28	(30)	4	78	52	80
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	206	128	78	1,557	26	(1,616)	(33)	45
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	681	477	204	1,591	33	(2,149)	(525)	(321)
Fidelity VIP II Investment Grade Bond (Grandmaster)	26,688	14,968	11,720	7,753	947	(38,716)	(30,016)	(18,296)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	969	577	392	377	31	(1,590)	(1,182)	(790)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,821	880	941	777	66	(2,907)	(2,064)	(1,123)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	103	67	36	7	3	(135)	(125)	(89)
Fidelity VIP Overseas (AnnuiChoice)	23	18	5	8	2	27	37	42
Fidelity VIP Overseas (Grandmaster flex3)	438	501	(63)	228	32	423	683	620
Fidelity VIP Overseas (Grandmaster)	19,426	20,571	(1,145)	(48,492)	1,434	85,156	38,098	36,953
Fidelity VIP Overseas (IQ Annuity)	254	273	(19)	(7)	19	385	397	378
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	872	301	571	39	64	(2,469)	(2,366)	(1,795)
Fidelity VIP Overseas (Pinnacle Plus)	62	719	(657)	8,075	5	(4,237)	3,843	3,186
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	636	5,582	(4,946)	45,644	13,905	(30,167)	29,382	24,436

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster)	$6,363	$21,851	$(15,488)	$8,880	$194,726	$(227,886)	$(24,280)	$(39,768)
Fidelity VIP III Mid Cap (Pinnacle)	8,772	31,342	(22,570)	91,760	296,010	(407,389)	(19,619)	(42,189)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	15	34	(19)	243	906	(1,037)	112	93
Fidelity VIP Government Money Market IC (Pinacle)	269	10,959	(10,690)	—	—	—	—	(10,690)
Fidelity VIP Government Money Market IC (Pinacle II)	4	140	(136)	—	—	—	—	(136)
Fidelity VIP Government Money Market IC (Pinacle IV)	308	13,573	(13,265)	—	—	—	—	(13,265)
Fidelity VIP Government Money Market IC (Pinacle V)	210	9,870	(9,660)	—	—	—	—	(9,660)
Fidelity VIP Government Money Market IC (Pinnacle Plus)	44	2,378	(2,334)	—	—	—	—	(2,334)
Fidelity VIP Government Money Market IC (Pinnacle Plus)	40	1,478	(1,438)	—	—	—	—	(1,438)
Fidelity VIP Government Money Market IC (GrandMaster)	405	16,708	(16,303)	—	—	—	—	(16,303)
Fidelity VIP Government Money Market IC (GrandMaster flex3)	250	11,065	(10,815)	—	—	—	—	(10,815)
Fidelity VIP Government Money Market IC (AdvantEdge)	258	12,083	(11,825)	—	—	—	—	(11,825)
Fidelity VIP Government Money Market IC (AnnuiChoice)	87	2,564	(2,477)	—	—	—	—	(2,477)
Fidelity VIP Government Money Market IC (AnnuiChoice 2)	49	1,760	(1,711)	—	—	—	—	(1,711)
Fidelity VIP Government Money Market IC (IQ3)	1,015	41,653	(40,638)	—	—	(77)	(77)	(40,715)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	1,469	2,173	(704)	15,594	12,585	(26,513)	1,666	962
Fidelity VIP Asset Manager (AdvantEdge)	1,367	1,525	(158)	1,930	5,565	(9,947)	(2,452)	(2,610)
Fidelity VIP Asset Manager (AnnuiChoice II)	2,406	2,083	323	2,858	12,515	(17,696)	(2,323)	(2,000)
Fidelity VIP Asset Manager (AnnuiChoice)	859	687	172	2,281	5,001	(7,808)	(526)	(354)
Fidelity VIP Asset Manager (GrandMaster flex3)	192	337	(145)	1,008	1,638	(2,884)	(238)	(383)
Fidelity VIP Asset Manager (Pinnacle)	426	458	(32)	(412)	2,306	(2,147)	(253)	(285)
Fidelity VIP Asset Manager (Pinnacle IV)	3,352	4,608	(1,256)	(7,135)	24,688	(18,282)	(729)	(1,985)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	458	477	(19)	(1,222)	3,019	(2,399)	(602)	(621)
Fidelity VIP Asset Manager (Pinnacle Plus)	701	1,173	(472)	(1,714)	5,659	(3,742)	203	(269)
Fidelity VIP Asset Manager (Pinnacle V)	3,633	5,128	(1,495)	6,966	25,083	(31,814)	235	(1,260)
Fidelity VIP Balanced (AdvantEdge)	6,992	10,480	(3,488)	(4,447)	20,931	(21,959)	(5,475)	(8,963)
Fidelity VIP Balanced (AnnuiChoice II)	10,872	7,050	3,822	3,533	16,212	(29,325)	(9,580)	(5,758)
Fidelity VIP Balanced (AnnuiChoice)	3,778	3,060	718	4,968	9,379	(16,879)	(2,532)	(1,814)
Fidelity VIP Balanced (GrandMaster flex3)	1,549	1,948	(399)	935	3,717	(5,918)	(1,266)	(1,665)
Fidelity VIP Balanced (Grandmaster)	6,073	7,231	(1,158)	24,443	20,976	(42,073)	3,346	2,188
Fidelity VIP Balanced (IQ3)	2,581	2,916	(335)	2,277	6,123	(9,987)	(1,587)	(1,922)
Fidelity VIP Balanced (Pinnacle)	4,377	4,722	(345)	12,056	11,038	(24,902)	(1,808)	(2,153)
Fidelity VIP Balanced (Pinnacle IV)	13,742	17,777	(4,035)	51,865	38,668	(92,175)	(1,642)	(5,677)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	3,121	2,067	1,054	(2,206)	4,132	(6,105)	(4,179)	(3,125)
Fidelity VIP Balanced (Pinnacle Plus)	3,464	5,826	(2,362)	10,518	12,331	(22,785)	64	(2,298)
Fidelity VIP Balanced (Pinnacle V)	17,944	17,667	277	38,718	35,337	(82,154)	(8,099)	(7,822)
Fidelity VIP Contrafund (AdvantEdge)	13,014	27,266	(14,252)	143,581	163,733	(308,589)	(1,275)	(15,527)
Fidelity VIP Contrafund (AnnuiChoice II)	9,165	12,710	(3,545)	70,076	86,287	(154,482)	1,881	(1,664)
Fidelity VIP Contrafund (AnnuiChoice)	7,251	9,247	(1,996)	35,319	83,254	(121,486)	(2,913)	(4,909)
Fidelity VIP Contrafund (GrandMaster flex3)	7,142	15,196	(8,054)	106,444	92,101	(198,996)	(451)	(8,505)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (IQ Advisor Standard)	$107	$79	$28	$8	$1,161	$(1,220)	$(51)	$(23)
Fidelity VIP Contrafund (IQ3)	12,691	25,626	(12,935)	139,468	170,117	(303,133)	6,452	(6,483)
Fidelity VIP Contrafund (Pinnacle IV)	33,159	64,626	(31,467)	390,283	421,349	(808,184)	3,448	(28,019)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	5,899	6,697	(798)	1,533	52,083	(57,068)	(3,452)	(4,250)
Fidelity VIP Contrafund (Pinnacle Plus)	45,359	39,376	5,983	315,019	201,555	(601,428)	(84,854)	(78,871)
Fidelity VIP Contrafund (Pinnacle V)	61,642	117,783	(56,141)	468,158	665,327	(1,173,775)	(40,290)	(96,431)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	313	396	(83)	28	44	(4,849)	(4,777)	(4,860)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	119	357	(238)	89	75	(1,023)	(859)	(1,097)
Fidelity VIP Disciplined Small Cap (GrandMaster)	44	245	(201)	1,413	37	(1,490)	(40)	(241)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	259	1,126	(867)	481	162	(2,425)	(1,782)	(2,649)
Fidelity VIP Disciplined Small Cap (Pinnacle)	380	1,645	(1,265)	1,722	281	(3,561)	(1,558)	(2,823)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	258	1,127	(869)	684	162	(2,651)	(1,805)	(2,674)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	16	29	(13)	(9)	2	(114)	(121)	(134)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	265	1,294	(1,029)	288	166	(2,375)	(1,921)	(2,950)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	418	1,307	(889)	12,558	183	(15,586)	(2,845)	(3,734)
Fidelity VIP Equity-Income (AnnuiChoice II)	13,822	4,800	9,022	11,257	36,208	(78,366)	(30,901)	(21,879)
Fidelity VIP Equity-Income (AdvantEdge)	4,870	2,593	2,277	844	15,122	(27,605)	(11,639)	(9,362)
Fidelity VIP Equity-Income (AnnuiChoice)	7,818	2,685	5,133	4,759	25,509	(49,322)	(19,054)	(13,921)
Fidelity VIP Equity-Income (GrandMaster flex3)	4,268	2,392	1,876	1,424	14,676	(26,884)	(10,784)	(8,908)
Fidelity VIP Equity-Income (IQ3)	12,178	5,968	6,210	8,234	38,373	(76,209)	(29,602)	(23,392)
Fidelity VIP Equity-Income (Pinnacle IV)	23,076	11,155	11,921	107,949	116,744	(294,723)	(70,030)	(58,109)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	11,556	3,860	7,696	(5,061)	29,746	(57,831)	(33,146)	(25,450)
Fidelity VIP Equity-Income (Pinnacle Plus)	13,505	9,395	4,110	(2,380)	61,577	(92,382)	(33,185)	(29,075)
Fidelity VIP Equity-Income (Pinnacle V)	35,538	17,978	17,560	56,955	109,805	(249,172)	(82,412)	(64,852)
Fidelity VIP Freedom 2010 (Advantedge)	65	1,440	(1,375)	4,858	47	(5,548)	(643)	(2,018)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,515	1,225	290	362	278	(2,404)	(1,764)	(1,474)
Fidelity VIP Freedom 2010 (GrandMaster flex3)	125	123	2	43	22	(230)	(165)	(163)
Fidelity VIP Freedom 2010 (GrandMaster)	160	184	(24)	940	30	(1,084)	(114)	(138)
Fidelity VIP Freedom 2010 (Pinnacle)	1,589	1,362	227	191	287	(2,572)	(2,094)	(1,867)
Fidelity VIP Freedom 2010 (Pinnacle IV)	3,305	3,585	(280)	11,501	615	(14,662)	(2,546)	(2,826)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	82	198	(116)	(130)	18	(153)	(265)	(381)
Fidelity VIP Freedom 2010 (Pinnacle V)	9,974	11,217	(1,243)	40,359	1,845	(51,509)	(9,305)	(10,548)
Fidelity VIP Freedom 2015 (AdvantEdge)	2,024	2,440	(416)	6,846	698	(10,312)	(2,768)	(3,184)
Fidelity VIP Freedom 2015 (AnnuiChoice II)	141	152	(11)	1,594	65	(1,417)	242	231
Fidelity VIP Freedom 2015 (GrandMaster flex3)	126	123	3	11	41	(216)	(164)	(161)
Fidelity VIP Freedom 2015 (Pinnacle IV)	614	1,447	(833)	62,786	339	(64,360)	(1,235)	(2,068)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	287	133	154	(85)	58	(1,125)	(1,152)	(998)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	826	1,027	(201)	8,353	318	(8,721)	(50)	(251)
Fidelity VIP Freedom 2015 (Pinnacle V)	10,019	10,615	(596)	37,849	3,297	(51,732)	(10,586)	(11,182)
Fidelity VIP Freedom 2020 (AdvantEdge)	7	9	(2)	115	3	(102)	16	14
Fidelity VIP Freedom 2020 (AnnuiChoice II)	363	378	(15)	2,446	122	(1,861)	707	692

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (GrandMaster)	$172	$136	$36	$20	$45	$(301)	$(236)	$(200)
Fidelity VIP Freedom 2020 (Pinnacle IV)	179	(2,704)	2,883	53,569	299	408,137	462,005	464,888
Fidelity VIP Freedom 2020 (Pinnacle Plus)	2	480	(478)	7,009	11	(2,852)	4,168	3,690
Fidelity VIP Freedom 2020 (Pinnacle V)	5,681	4,114	1,567	1,380	1,444	(12,930)	(10,106)	(8,539)
Fidelity VIP Freedom 2025 (Advantedge)	8	10	(2)	146	4	(131)	19	17
Fidelity VIP Freedom 2025 (Pinnacle IV)	128	123	5	256	44	(424)	(124)	(119)
Fidelity VIP Freedom 2025 (Pinnacle V)	8,212	6,182	2,030	47,699	2,641	(63,216)	(12,876)	(10,846)
Fidelity VIP Freedom 2030 (AnnuiChoice II)	134	75	59	(2)	39	(602)	(565)	(506)
Fidelity VIP Freedom 2030 (Pinnacle IV)	46	46	—	9	17	(88)	(62)	(62)
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	—	182	(182)	1,233	25	(897)	361	179
Fidelity VIP Freedom 2030 (Pinnacle Plus)	14,498	212,676	(198,178)	912,776	21,674	(652,613)	281,837	83,659
Fidelity VIP Freedom 2030 (Pinnacle V)	2,582	2,753	(171)	987	932	(5,301)	(3,382)	(3,553)
Fidelity VIP Growth (AnnuiChoice II)	200	6,035	(5,835)	11,981	12,449	5,121	29,551	23,716
Fidelity VIP Growth (GrandMaster)	197	7,982	(7,785)	21,932	17,816	(95)	39,653	31,868
Fidelity VIP Growth (AdvantEdge)	28	1,479	(1,451)	6,216	2,942	(2,727)	6,431	4,980
Fidelity VIP Growth (AnnuiChoice)	29	939	(910)	2,412	2,916	929	6,257	5,347
Fidelity VIP Growth (GrandMaster flex3)	24	1,147	(1,123)	5,617	2,207	(2,863)	4,961	3,838
Fidelity VIP Growth (IQ3)	44	1,992	(1,948)	4,677	4,201	171	9,049	7,101
Fidelity VIP Growth (Pinnacle)	58	1,622	(1,564)	784	2,560	5,225	8,569	7,005
Fidelity VIP Growth (Pinnacle IV)	164	7,829	(7,665)	52,075	16,456	(33,496)	35,035	27,370
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	3	89	(86)	1,004	7	(778)	233	147
Fidelity VIP Growth (Pinnacle Plus)	100	6,176	(6,076)	32,647	12,179	(19,060)	25,766	19,690
Fidelity VIP Growth (Pinnacle V)	145	7,213	(7,068)	68,471	13,526	(54,900)	27,097	20,029
Fidelity VIP High Income (AdvantEdge)	4,412	5,482	(1,070)	2,778	—	(2,640)	138	(932)
Fidelity VIP High Income (AnnuiChoice II)	7,845	1,420	6,425	(579)	—	(11,503)	(12,082)	(5,657)
Fidelity VIP High Income (AnnuiChoice)	13,516	2,156	11,360	586	—	(21,445)	(20,859)	(9,499)
Fidelity VIP High Income (GrandMaster flex3)	6,406	11,702	(5,296)	2,727	—	337	3,064	(2,232)
Fidelity VIP High Income (IQ3)	31,382	48,018	(16,636)	40,708	—	(8,630)	32,078	15,442
Fidelity VIP High Income (Pinnacle)	1,753	443	1,310	(169)	—	(1,931)	(2,100)	(790)
Fidelity VIP High Income (Pinnacle IV)	14,392	4,190	10,202	(14,785)	—	(5,959)	(20,744)	(10,542)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	2,430	198	2,232	(147)	—	(4,050)	(4,197)	(1,965)
Fidelity VIP High Income (Pinnacle Plus)	7,932	2,544	5,388	(2,833)	—	(8,905)	(11,738)	(6,350)
Fidelity VIP High Income (Pinnacle V)	22,351	6,679	15,672	(14,175)	—	(14,699)	(28,874)	(13,202)
Fidelity VIP II Index 500 (Pinnacle)	11,514	9,000	2,514	48,953	442	(53,964)	(4,569)	(2,055)
Fidelity VIP II Index 500 (Pinnacle IV)	46,837	37,638	9,199	215,541	1,796	(237,629)	(20,292)	(11,093)
Fidelity VIP II Index 500 (Pinnacle V)	113,155	92,286	20,869	494,466	3,660	(548,672)	(50,546)	(29,677)
Fidelity VIP Index 500 (AdvantEdge)	16,868	16,198	670	68,120	655	(70,163)	(1,388)	(718)
Fidelity VIP Index 500 (AnnuiChoice II)	41,392	20,514	20,878	63,042	762	(90,107)	(26,303)	(5,425)
Fidelity VIP Index 500 (AnnuiChoice)	8,455	4,032	4,423	7,774	249	(12,312)	(4,289)	134
Fidelity VIP Index 500 (Grandmaster flex3)	6,682	5,958	724	30,556	259	(32,605)	(1,790)	(1,066)
Fidelity VIP Index 500 (Grandmaster)	46,089	33,505	12,584	82,907	1,597	(103,268)	(18,764)	(6,180)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ3)	$11,523	$10,321	$1,202	$54,816	$546	$(58,111)	$(2,749)	$(1,547)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	10,969	6,830	4,139	10,436	353	(17,888)	(7,099)	(2,960)
Fidelity VIP Index 500 (Pinnacle Plus)	14,562	15,593	(1,031)	121,990	720	(123,411)	(701)	(1,732)
Fidelity VIP Investment Grade Bond (AdvantEdge)	18,437	12,478	5,959	491	634	(25,313)	(24,188)	(18,229)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	24,802	9,695	15,107	543	564	(35,210)	(34,103)	(18,996)
Fidelity VIP Investment Grade Bond (AnnuiChoice)	3,905	1,973	1,932	(991)	170	(4,391)	(5,212)	(3,280)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	1,665	1,105	560	(890)	59	(1,143)	(1,974)	(1,414)
Fidelity VIP Investment Grade Bond (GrandMaster)	10,403	5,345	5,058	(434)	316	(13,685)	(13,803)	(8,745)
Fidelity VIP Investment Grade Bond (IQ3)	6,980	5,204	1,776	9,717	336	(19,461)	(9,408)	(7,632)
Fidelity VIP Investment Grade Bond (Pinnacle)	3,449	2,198	1,251	(2,199)	143	(2,356)	(4,412)	(3,161)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	15,569	11,991	3,578	(299)	776	(20,871)	(20,394)	(16,816)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	424	240	184	(227)	23	(318)	(522)	(338)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,712	783	929	732	53	(2,849)	(2,064)	(1,135)
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	106,764	14,209	92,555	(2,077)	79	(165,112)	(167,110)	(74,555)
Fidelity VIP Investment Grade Bond (Pinnacle V)	199,322	114,094	85,228	(29,483)	5,191	(253,816)	(278,108)	(192,880)
Fidelity VIP Mid Cap (AdvantEdge)	1,684	10,850	(9,166)	5,591	83,634	(101,303)	(12,078)	(21,244)
Fidelity VIP Mid Cap (AnnuiChoice II)	2,047	8,287	(6,240)	706	73,720	(92,909)	(18,483)	(24,723)
Fidelity VIP Mid Cap (AnnuiChoice)	745	2,998	(2,253)	(12)	35,500	(40,731)	(5,243)	(7,496)
Fidelity VIP Mid Cap (GrandMaster flex3)	719	4,564	(3,845)	10,339	35,911	(50,821)	(4,571)	(8,416)
Fidelity VIP Mid Cap (Grandmaster)	1,164	6,009	(4,845)	2,959	51,308	(62,062)	(7,795)	(12,640)
Fidelity VIP Mid Cap (IQ Annuity)	2,435	14,758	(12,323)	10,820	121,678	(148,645)	(16,147)	(28,470)
Fidelity VIP Mid Cap (Pinnacle)	1,012	5,901	(4,889)	(1,381)	54,067	(60,401)	(7,715)	(12,604)
Fidelity VIP Mid Cap (Pinnacle IV)	2,616	17,133	(14,517)	66,574	153,214	(226,689)	(6,901)	(21,418)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	—	(2)	2	93	207	(212)	88	90
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	1,505	5,866	(4,361)	(5,291)	67,522	(73,829)	(11,598)	(15,959)
Fidelity VIP Mid Cap (Pinnacle Plus)	1,134	9,242	(8,108)	(10,131)	73,448	(71,760)	(8,443)	(16,551)
Fidelity VIP Mid Cap (Pinnacle V)	4,816	32,007	(27,191)	54,217	248,533	(337,684)	(34,934)	(62,125)
Fidelity VIP Overseas (AdvantEdge)	4,051	5,943	(1,892)	13,352	358	(2,643)	11,067	9,175
Fidelity VIP Overseas (AnnuiChoice II)	3,203	2,775	428	5,385	284	(5,541)	128	556
Fidelity VIP Overseas (AnnuiChoice)	1,861	1,894	(33)	8,469	165	(3,658)	4,976	4,943
Fidelity VIP Overseas (GrandMaster flex3)	1,357	1,838	(481)	4,243	120	(1,857)	2,506	2,025
Fidelity VIP Overseas (GrandMaster)	1,961	2,875	(914)	(3,165)	174	8,591	5,600	4,686
Fidelity VIP Overseas (IQ3)	4,390	5,664	(1,274)	10,164	389	(1,484)	9,069	7,795
Fidelity VIP Overseas (Pinnacle)	4,147	5,498	(1,351)	1,873	367	6,737	8,977	7,626
Fidelity VIP Overseas (Pinnacle IV)	5,062	7,036	(1,974)	(6,005)	448	14,075	8,518	6,544
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	892	409	483	(1,889)	79	1,733	(77)	406
Fidelity VIP Overseas (Pinnacle Plus)	2,048	3,364	(1,316)	(2,365)	181	13,759	11,575	10,259
Fidelity VIP Overseas (Pinnacle V)	10,042	15,024	(4,982)	48,969	889	(26,089)	23,769	18,787
Fidelity VIP Target Volatility (AdvantEdge)	—	268	(268)	(129)	345	(625)	(409)	(677)
Fidelity VIP Target Volatility (AnnuiChoice II)	81	39	42	(4)	30	(493)	(467)	(425)
Fidelity VIP Target Volatility (Pinnacle V)	2,393	2,436	(43)	604	1,755	(12,034)	(9,675)	(9,718)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	$—	$345	$(345)	$1,764	$—	$(4,001)	$(2,237)	$(2,582)
Columbia VIT Mid Cap Value (AnnuiChoice II)	—	2,602	(2,602)	23	—	(21,733)	(21,710)	(24,312)
Columbia VIT Mid Cap Value (Annuichoice)	—	42	(42)	11	—	(223)	(212)	(254)
Columbia VIT Mid Cap Value (Grandmaster flex3)	—	2,992	(2,992)	5,783	—	(14,724)	(8,941)	(11,933)
Columbia VIT Mid Cap Value (Grandmaster)	—	268	(268)	2,701	—	(1,649)	1,052	784
Columbia VIT Mid Cap Value (Pinnacle)	—	517	(517)	1,663	—	(3,388)	(1,725)	(2,242)
Columbia VIT Mid Cap Value (Pinnacle IV)	—	705	(705)	384	—	(2,778)	(2,394)	(3,099)
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	—	520	(520)	(738)	—	(2,264)	(3,002)	(3,522)
Columbia VIT Mid Cap Value (Pinnacle Plus)	—	2,997	(2,997)	4,946	—	(12,553)	(7,607)	(10,604)
Columbia VIT Mid Cap Value (Pinnacle V)	—	3,785	(3,785)	5,214	—	(19,422)	(14,208)	(17,993)
Franklin Growth and Income VIP Fund (Pinnacle)	82,643	31,450	51,193	5,284	51,729	(150,525)	(93,512)	(42,319)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	278	97	181	489	174	(957)	(294)	(113)
Franklin Income VIP Fund (Pinnacle)	221,777	63,838	157,939	110,557	—	(636,520)	(525,963)	(368,024)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	12,524	2,919	9,605	95	—	(30,912)	(30,817)	(21,212)
JP Morgan IT Mid Cap Value (AnnuiChoice)	21	20	1	8	152	(234)	(74)	(73)
JP Morgan IT Mid Cap Value (GrandMaster flex3)	962	1,600	(638)	12,792	7,354	(22,939)	(2,793)	(3,431)
JP Morgan IT Mid Cap Value (Grandmaster)	791	1,086	(295)	2,727	6,043	(11,593)	(2,823)	(3,118)
JP Morgan IT Mid Cap Value (IQ3)	597	884	(287)	629	4,567	(7,376)	(2,180)	(2,467)
JP Morgan IT Mid Cap Value (Pinnacle)	934	1,286	(352)	1,106	7,133	(11,635)	(3,396)	(3,748)
JP Morgan IT Mid Cap Value (Pinnacle IV)	6,387	9,373	(2,986)	63,169	48,799	(133,537)	(21,569)	(24,555)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	1,801	2,421	(620)	1,249	13,763	(23,348)	(8,336)	(8,956)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	721	783	(62)	28,697	5,511	(34,770)	(562)	(624)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	515	153	362	11	—	(628)	(617)	(255)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	73	20	53	3	—	(91)	(88)	(35)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	11,462	2,552	8,910	4,322	—	(15,760)	(11,438)	(2,528)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,550	955	2,595	1,300	—	(5,350)	(4,050)	(1,455)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	754	158	596	(18)	—	(890)	(908)	(312)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	64	55	9	24	—	15	39	48
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	17	75	(58)	12,835	—	(12,114)	721	663
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,603	1,872	(269)	2,631	—	(1,710)	921	652
Morgan Stanley UIF U.S. Real Estate (IQ3)	990	1,080	(90)	429	—	172	601	511
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	6,068	6,479	(411)	50,511	—	(32,210)	18,301	17,890
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	15,276	16,071	(795)	235,259	—	(249,619)	(14,360)	(15,155)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	292	308	(16)	7	—	1,046	1,053	1,037
American Funds Managed Risk Asset Allocation (AnnuiChoice)	1	1	—	—	2	(4)	(2)	(2)
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	1,164	917	247	(60)	1,461	(3,804)	(2,403)	(2,156)
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	89	84	5	(13)	130	(365)	(248)	(243)
American Funds Managed Risk Asset Allocation (Pinnacle)	9	62	(53)	495	14	(320)	189	136
American Funds Managed Risk Asset Allocation (Pinnacle IV)	252	245	7	(62)	378	(669)	(353)	(346)
American Funds Managed Risk Asset Allocation (Pinnacle V)	16,384	16,058	326	378	20,571	(54,934)	(33,985)	(33,659)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	$1,202	$3,301	$(2,099)	$6,296	$13,868	$(33,376)	$(13,212)	$(15,311)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	610	1,260	(650)	2,109	7,041	(16,618)	(7,468)	(8,118)
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	88	239	(151)	36	1,012	(2,104)	(1,056)	(1,207)
Columbia VIT Small Cap Value Class 2 (Grandmaster)	243	595	(352)	103	2,808	(6,238)	(3,327)	(3,679)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	535	1,632	(1,097)	571	6,181	(13,049)	(6,297)	(7,394)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	38	105	(67)	(25)	435	(1,210)	(800)	(867)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	231	593	(362)	(190)	2,663	(5,214)	(2,741)	(3,103)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	2,988	7,556	(4,568)	5,851	34,476	(80,024)	(39,697)	(44,265)
Franklin Growth and Income VIP Fund (AdvantEdge)	4,726	2,261	2,465	4,537	3,198	(13,615)	(5,880)	(3,415)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	11,028	3,675	7,353	20,373	7,465	(40,870)	(13,032)	(5,679)
Franklin Growth and Income VIP Fund (AnnuiChoice)	6,237	1,839	4,398	8,405	4,221	(20,263)	(7,637)	(3,239)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	10,208	4,615	5,593	13,049	6,910	(33,994)	(14,035)	(8,442)
Franklin Growth and Income VIP Fund (Grandmaster)	24,822	10,002	14,820	10,393	16,802	(58,714)	(31,519)	(16,699)
Franklin Growth and Income VIP Fund (IQ Annuity)	28,779	11,697	17,082	3,893	19,480	(58,456)	(35,083)	(18,001)
Franklin Growth and Income VIP Fund (Pinnacle)	24,382	10,096	14,286	29,321	16,505	(75,868)	(30,042)	(15,756)
Franklin Growth and Income VIP Fund (Pinnacle IV)	62,688	26,646	36,042	148,545	42,434	(266,583)	(75,604)	(39,562)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	1	6	(5)	245	—	(229)	16	11
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	7,588	2,990	4,598	499	5,136	(14,001)	(8,366)	(3,768)
Franklin Growth and Income VIP Fund (Pinnacle Plus)	9,803	4,259	5,544	44,393	6,635	(65,458)	(14,430)	(8,886)
Franklin Growth and Income VIP Fund (Pinnacle V)	34,302	15,784	18,518	48,995	23,219	(115,076)	(42,862)	(24,344)
Franklin Income VIP Fund (AdvantEdge)	16,596	5,011	11,585	432	—	(38,849)	(38,417)	(26,832)
Franklin Income VIP Fund (AnnuiChoice II)	35,264	8,708	26,556	11,078	—	(104,082)	(93,004)	(66,448)
Franklin Income VIP Fund (AnnuiChoice)	7,721	1,643	6,078	1,372	—	(20,285)	(18,913)	(12,835)
Franklin Income VIP Fund (GrandMaster flex3)	54,026	17,984	36,042	43,053	—	(177,385)	(134,332)	(98,290)
Franklin Income VIP Fund (Grandmaster)	40,287	11,645	28,642	10,334	—	(107,349)	(97,015)	(68,373)
Franklin Income VIP Fund (IQ Annuity)	49,167	15,688	33,479	34,644	—	(158,304)	(123,660)	(90,181)
Franklin Income VIP Fund (Pinnacle IV)	101,116	31,837	69,279	4,378	—	(253,804)	(249,426)	(180,147)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	13,861	3,688	10,173	(1,969)	—	(38,426)	(40,395)	(30,222)
Franklin Income VIP Fund (Pinnacle Plus)	18,283	6,606	11,677	(41,715)	—	5,459	(36,256)	(24,579)
Franklin Income VIP Fund (Pinnacle V)	375,438	129,501	245,937	43,345	—	(1,014,532)	(971,187)	(725,250)
Franklin Large Cap Growth VIP Fund (AdvantEdge)	607	3,010	(2,403)	14,684	56,971	(61,006)	10,649	8,246
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	646	3,118	(2,472)	2,268	60,627	(51,363)	11,532	9,060
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	224	758	(534)	4,281	20,989	(21,421)	3,849	3,315
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	45	164	(119)	662	4,165	(3,105)	1,722	1,603
Franklin Large Cap Growth VIP Fund (Grandmaster)	113	552	(439)	(840)	10,599	(8,016)	1,743	1,304
Franklin Large Cap Growth VIP Fund (IQ Annuity)	861	3,906	(3,045)	32,424	80,783	(91,992)	21,215	18,170
Franklin Large Cap Growth VIP Fund (Pinnacle)	328	1,614	(1,286)	(1,777)	30,771	(22,041)	6,953	5,667
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	1,723	9,106	(7,383)	21,932	161,736	(151,729)	31,939	24,556
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	—	25	(25)	2,240	—	(1,738)	502	477
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	211	891	(680)	(192)	19,826	(15,372)	4,262	3,582
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	405	2,495	(2,090)	(2,075)	37,995	(28,173)	7,747	5,657

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle V)	$2,742	$16,235	$(13,493)	$42,928	$257,502	$(248,040)	$52,390	$38,897
Franklin Mutual Shares VIP Fund (AdvantEdge)	47,666	25,497	22,169	77,150	105,171	(302,106)	(119,785)	(97,616)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	21,685	8,274	13,411	27,908	47,848	(132,004)	(56,248)	(42,837)
Franklin Mutual Shares VIP Fund (AnnuiChoice)	7,505	2,378	5,127	6,696	16,560	(42,121)	(18,865)	(13,738)
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	20,976	10,814	10,162	6,969	46,280	(106,202)	(52,953)	(42,791)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	362	70	292	12	801	(1,748)	(935)	(643)
Franklin Mutual Shares VIP Fund (IQ Annuity)	9,542	4,466	5,076	11,568	21,054	(57,077)	(24,455)	(19,379)
Franklin Mutual Shares VIP Fund (Pinnacle)	16,341	7,339	9,002	18,616	36,053	(95,354)	(40,685)	(31,683)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	34,566	16,394	18,172	43,153	76,267	(206,285)	(86,865)	(68,693)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	—	4	(4)	259	—	(219)	40	36
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	4,863	1,625	3,238	446	10,728	(27,272)	(16,098)	(12,860)
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	8,973	5,145	3,828	(10,792)	19,799	(26,819)	(17,812)	(13,984)
Franklin Mutual Shares VIP Fund (Pinnacle V)	133,821	64,959	68,862	159,683	295,263	(810,579)	(355,633)	(286,771)
Franklin Mutual Shares VIP Fund(Grandmaster)	13,170	5,642	7,528	33,783	29,060	(94,228)	(31,385)	(23,857)
Franklin Small Cap Value VIP Fund (AdvantEdge)	566	1,157	(591)	(1,189)	13,010	(18,053)	(6,232)	(6,823)
Franklin Small Cap Value VIP Fund (Annuichoice II)	262	806	(544)	3,309	6,023	(12,796)	(3,464)	(4,008)
Franklin Small Cap Value VIP Fund (Annuichoice)	148	193	(45)	1,370	3,412	(6,040)	(1,258)	(1,303)
Franklin Small Cap Value VIP Fund (Grandmaster)	946	1,735	(789)	1,131	21,747	(30,402)	(7,524)	(8,313)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	156	371	(215)	738	3,580	(6,233)	(1,915)	(2,130)
Franklin Small Cap Value VIP Fund (IQ Annuity)	1,195	2,119	(924)	(10,857)	27,469	(27,226)	(10,614)	(11,538)
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	71	114	(43)	(26)	1,613	(2,555)	(968)	(1,011)
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	325	1,007	(682)	(10,788)	7,465	(3,188)	(6,511)	(7,193)
Franklin Small Cap Value VIP Fund (Pinnacle)	973	2,078	(1,105)	6,837	22,365	(41,213)	(12,011)	(13,116)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	864	1,962	(1,098)	2,414	19,879	(32,883)	(10,590)	(11,688)
Franklin Small Cap Value VIP Fund (Pinnacle V)	2,030	5,017	(2,987)	20,883	46,688	(95,186)	(27,615)	(30,602)
Invesco VI American Franchise (AdvantEdge)	—	215	(215)	505	75	64	644	429
Invesco VI American Franchise (AnnuiChoice II)	—	289	(289)	449	149	712	1,310	1,021
Invesco VI American Franchise (GrandMaster flex3)	—	207	(207)	29	73	508	610	403
Invesco VI American Franchise (Grandmaster)	—	74	(74)	23	31	203	257	183
Invesco VI American Franchise (IQ Annuity)	—	3	(3)	13	1	4	18	15
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	—	3	(3)	53	—	(33)	20	17
Invesco VI American Franchise (Pinnacle Plus)	—	1,240	(1,240)	15,230	170	(9,558)	5,842	4,602
Invesco VI American Franchise (Pinnacle)	—	255	(255)	893	96	(100)	889	634
Invesco VI American Franchise (Pinnacle IV)	—	2,149	(2,149)	12,457	786	(6,204)	7,039	4,890
Invesco VI American Franchise (Pinnacle V)	—	1,252	(1,252)	29,202	388	(26,608)	2,982	1,730
Invesco VI American Value (AdvantEdge)	27	5,586	(5,559)	19,989	40,817	(92,329)	(31,523)	(37,082)
Invesco VI American Value (AnnuiChoice II)	28	4,174	(4,146)	15,259	42,978	(95,501)	(37,264)	(41,410)
Invesco VI American Value (AnnuiChoice)	—	28	(28)	4	338	(594)	(252)	(280)
Invesco VI American Value (Grandmaster flex3)	—	34	(34)	(2)	—	(1,368)	(1,370)	(1,404)
Invesco VI American Value (Grandmaster)	2	363	(361)	(4,609)	4,135	(1,329)	(1,803)	(2,164)
Invesco VI American Value (IQ Annuity)	2	1,140	(1,138)	2,783	1,712	(8,234)	(3,739)	(4,877)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Pinnacle Plus Reduced M&E)	$2	$351	$(349)	$(292)	$2,967	$(5,377)	$(2,702)	$(3,051)
Invesco VI American Value (Pinnacle Plus)	10	3,508	(3,498)	(544)	16,948	(29,823)	(13,419)	(16,917)
Invesco VI American Value II (Pinnacle V)	53	8,884	(8,831)	(3,611)	80,171	(144,051)	(67,491)	(76,322)
Invesco VI American Value II (Pinnacle)	3	480	(477)	(2,608)	4,201	(8,173)	(6,580)	(7,057)
Invesco VI American Value II (Pinnacle IV)	5	863	(858)	(3,018)	7,523	(9,450)	(4,945)	(5,803)
Invesco VI Comstock (AdvantEdge)	3,693	3,458	235	7,625	610	(24,642)	(16,407)	(16,172)
Invesco VI Comstock (AnnuiChoice II)	7,382	4,855	2,527	8,897	1,219	(43,294)	(33,178)	(30,651)
Invesco VI Comstock (AnnuiChoice)	905	540	365	726	149	(5,131)	(4,256)	(3,891)
Invesco VI Comstock (GrandMaster flex3)	2,086	1,935	151	2,755	345	(12,905)	(9,805)	(9,654)
Invesco VI Comstock (Grandmaster)	790	1,540	(750)	42,705	131	(42,055)	781	31
Invesco VI Comstock (IQ Annuity)	431	372	59	263	71	(2,362)	(2,028)	(1,969)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	1,115	780	335	1,708	184	(7,356)	(5,464)	(5,129)
Invesco VI Comstock (Pinnacle Plus)	995	993	2	1,418	164	(6,091)	(4,509)	(4,507)
Invesco VI Comstock (Pinnacle)	1,434	1,164	270	856	237	(7,691)	(6,598)	(6,328)
Invesco VI Comstock (Pinnacle IV)	4,715	4,151	564	34,255	779	(56,435)	(21,401)	(20,837)
Invesco VI Comstock (Pinnacle II Reduced M&E)	—	8	(8)	837	—	(767)	70	62
Invesco VI Comstock (Pinnacle V)	22,618	18,682	3,936	24,422	3,736	(135,382)	(107,224)	(103,288)
Invesco VI International Growth Class II (Advantedge)	1,276	1,615	(339)	1,120	—	(4,679)	(3,559)	(3,898)
Invesco VI International Growth Class II (IQ Advisor Enhanced)	2,651	2,317	334	(367)	—	(8,810)	(9,177)	(8,843)
Invesco VI International Growth Class II (Pinnacle Plus)	1,514	1,411	103	3,510	—	(10,701)	(7,191)	(7,088)
Invesco VI International Growth Class II (Pinnacle)	886	1,078	(192)	3,011	—	(5,390)	(2,379)	(2,571)
Invesco VI International Growth Class II (Pinnacle V)	8,674	9,156	(482)	9,314	—	(42,498)	(33,184)	(33,666)
Invesco VI International Growth II (Grandmaster)	393	265	128	(27)	—	(3,143)	(3,170)	(3,042)
Templeton Foreign VIP Fund (IQ Annuity)	10,198	4,561	5,637	10,098	10,416	(49,186)	(28,672)	(23,035)
Templeton Foreign VIP (Pinnacle)	7,083	2,976	4,107	9,384	7,234	(34,230)	(17,612)	(13,505)
Templeton Foreign VIP (Pinnacle IV)	28,318	12,587	15,731	24,094	28,924	(126,142)	(73,124)	(57,393)
Templeton Foreign VIP (Pinnacle II Reduced M&E)	—	8	(8)	317	—	(135)	182	174
Templeton Foreign VIP (Pinnacle V)	51,984	25,115	26,869	12,738	53,095	(231,959)	(166,126)	(139,257)
Templeton Foreign VIP Fund (AnnuiChoice II)	9,809	3,758	6,051	1,644	10,018	(44,768)	(33,106)	(27,055)
Templeton Foreign VIP Fund (AnnuiChoice)	2,090	643	1,447	936	2,134	(9,183)	(6,113)	(4,666)
Templeton Foreign VIP Fund (AdvantEdge)	14,326	7,201	7,125	175	14,633	(55,909)	(41,101)	(33,976)
Templeton Foreign VIP Fund (GrandMaster flex3)	10,789	5,201	5,588	(3,947)	11,021	(38,573)	(31,499)	(25,911)
Templeton Foreign VIP Fund (Grandmaster)	3,545	1,487	2,058	(2,769)	3,621	(9,624)	(8,772)	(6,714)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	3,902	1,422	2,480	(9,031)	3,985	(11,040)	(16,086)	(13,606)
Templeton Foreign VIP Fund (Pinnacle Plus)	8,404	4,911	3,493	(22,994)	8,584	2,039	(12,371)	(8,878)
Templeton Global Bond VIP Fund (Pinnacle)	4,497	851	3,646	(666)	292	(6,805)	(7,179)	(3,533)
Templeton Global Bond VIP Fund (Grandmaster)	473	179	294	(1,102)	31	94	(977)	(683)
Templeton Global Bond VIP Fund (GrandMaster flex3)	6,816	1,735	5,081	(254)	443	(13,472)	(13,283)	(8,202)
Templeton Global Bond VIP Fund (Pinnacle V)	4,175	717	3,458	(1,187)	271	(5,254)	(6,170)	(2,712)
Templeton Global Bond VIP Fund (Pinnacle IV)	16,844	3,147	13,697	(8,415)	1,094	(19,619)	(26,940)	(13,243)
Templeton Global Bond VIP Fund (AnnuiChoice II)	22,662	3,385	19,277	(754)	1,472	(36,126)	(35,408)	(16,131)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AdvantEdge)	$2,364	$1,480	$884	$2,382	$—	$(10,398)	$(8,016)	$(7,132)
Templeton Growth VIP Fund (AnnuiChoice II)	3,493	1,702	1,791	7,629	—	(20,668)	(13,039)	(11,248)
Templeton Growth VIP Fund (AnnuiChoice)	698	271	427	58	—	(2,504)	(2,446)	(2,019)
Templeton Growth VIP Fund (GrandMaster flex3)	9,594	5,604	3,990	5,541	—	(38,196)	(32,655)	(28,665)
Templeton Growth VIP Fund (Grandmaster)	2,267	1,210	1,057	4,070	—	(11,728)	(7,658)	(6,601)
Templeton Growth VIP Fund (IQ Advisor Standard)	282	66	216	3	—	(993)	(990)	(774)
Templeton Growth VIP Fund (IQ Annuity)	5,909	3,332	2,577	8,306	—	(28,098)	(19,792)	(17,215)
Templeton Growth VIP Fund (Pinnacle)	3,692	1,927	1,765	1,077	—	(13,824)	(12,747)	(10,982)
Templeton Growth VIP Fund (Pinnacle IV)	19,387	10,939	8,448	62,080	—	(126,482)	(64,402)	(55,954)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	291	124	167	28	—	(1,046)	(1,018)	(851)
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	1,581	874	707	(527)	—	(7,949)	(8,476)	(7,769)
Templeton Growth VIP Fund (Pinnacle Plus)	3,810	2,226	1,584	(12,228)	—	4,714	(7,514)	(5,930)
Templeton Growth VIP Fund (Pinnacle V)	17,378	10,629	6,749	76,783	—	(132,870)	(56,087)	(49,338)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	9,988	2,952	7,036	(145)	—	(12,876)	(13,021)	(5,985)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	5,472	1,016	4,456	(3,300)	—	(3,853)	(7,153)	(2,697)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	5,049	963	4,086	(13)	—	(6,131)	(6,144)	(2,058)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	6,710	1,989	4,721	(208)	—	(7,953)	(8,161)	(3,440)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	61	16	45	(1)	—	(73)	(74)	(29)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	8,020	2,246	5,774	36	—	(9,825)	(9,789)	(4,015)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	2,699	759	1,940	(1,185)	—	(1,948)	(3,133)	(1,193)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	2,820	763	2,057	(739)	—	(3,514)	(4,253)	(2,196)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	6,119	1,742	4,377	(5,844)	—	(695)	(6,539)	(2,162)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	15,773	5,220	10,553	(8,060)	—	(8,280)	(16,340)	(5,787)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	2,660	5,743	(3,083)	5,921	—	(46,619)	(40,698)	(43,781)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	578	856	(278)	(240)	—	(9,401)	(9,641)	(9,919)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	675	843	(168)	1,647	—	(10,055)	(8,408)	(8,576)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	1,085	2,223	(1,138)	3,884	—	(20,107)	(16,223)	(17,361)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	2,400	3,808	(1,408)	(14,602)	—	(7,710)	(22,312)	(23,720)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	2,424	4,702	(2,278)	9,491	—	(45,463)	(35,972)	(38,250)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	864	1,578	(714)	2,356	—	(15,010)	(12,654)	(13,368)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	3,875	7,009	(3,134)	(4,204)	—	(42,586)	(46,790)	(49,924)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	345	591	(246)	(316)	—	(5,957)	(6,273)	(6,519)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	2,281	5,706	(3,425)	(2,462)	—	(26,303)	(28,765)	(32,190)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	5,387	11,754	(6,367)	16,151	—	(93,432)	(77,281)	(83,648)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	1,220	1,373	(153)	2,706	—	1,641	4,347	4,194
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	6,227	8,320	(2,093)	28,916	—	(32,116)	(3,200)	(5,293)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	3,593	4,902	(1,309)	12,310	—	(9,965)	2,345	1,036
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	2,651	2,581	70	2,645	—	(1,082)	1,563	1,633
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	50	40	10	388	—	(333)	55	65
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	786	1,043	(257)	3,792	—	(3,552)	240	(17)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	799	907	(108)	4,344	—	(3,780)	564	456

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	$2,805	$3,151	$(346)	$43,839	$—	$(43,957)	$(118)	$(464)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	5,463	7,553	(2,090)	68,491	—	(65,339)	3,152	1,062
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	12,193	16,606	(4,413)	89,890	—	(77,370)	12,520	8,107
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	—	4,507	(4,507)	7,132	21,686	(8,825)	19,993	15,486
BlackRock Capital Appreciation VI (AnnuiChoice II)	—	1,578	(1,578)	137	14,317	(6,408)	8,046	6,468
BlackRock Capital Appreciation VI (Annuichoice)	—	4	(4)	—	26	(5)	21	17
BlackRock Capital Appreciation VI (Grandmaster flex3)	—	149	(149)	17	768	(182)	603	454
BlackRock Capital Appreciation VI Class III (Grandmaster)	—	810	(810)	(314)	8,717	(10,892)	(2,489)	(3,299)
BlackRock Capital Appreciation VI Class III (Pinnacle)	—	335	(335)	(335)	3,427	(2,888)	204	(131)
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	—	712	(712)	(1,333)	3,663	1,234	3,564	2,852
BlackRock Capital Appreciation VI Class III (Pinnacle V)	—	13,127	(13,127)	8,876	69,431	(25,720)	52,587	39,460
BlackRock Global Allocation VI (Advantedge)	4,829	7,813	(2,984)	731	26,314	(36,879)	(9,834)	(12,818)
BlackRock Global Allocation VI (AnnuiChoice II)	1,489	1,561	(72)	254	9,173	(14,206)	(4,779)	(4,851)
BlackRock Global Allocation VI (Annuichoice)	400	390	10	(295)	2,244	(2,716)	(767)	(757)
BlackRock Global Allocation VI (Grandmaster flex3)	1,909	2,850	(941)	(6,755)	10,852	(7,415)	(3,318)	(4,259)
BlackRock Global Allocation VI (Grandmaster)	79	128	(49)	(390)	426	(115)	(79)	(128)
BlackRock Global Allocation VI Class III (Pinnacle)	229	326	(97)	(770)	1,289	(818)	(299)	(396)
BlackRock Global Allocation VI Class III (Pinnacle IV)	413	584	(171)	(734)	2,486	(2,684)	(932)	(1,103)
BlackRock Global Allocation VI Class III (Pinnacle V)	2,601	3,856	(1,255)	(6,935)	14,865	(16,349)	(8,419)	(9,674)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	91	39	52	(8)	158	(852)	(702)	(650)
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	1,383	1,734	(351)	3,483	2,403	(13,277)	(7,391)	(7,742)
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)*	202	85	117	(2)	—	(1,116)	(1,118)	(1,001)
American Funds Capital Income Builder (Pinnacle V)*	1,313	(328)	1,641	(1,570)	—	(880)	(2,450)	(809)
American Funds Capital Income Builder (AnnuiChoice II)*	1,670	(454)	2,124	(88)	—	(3,068)	(3,156)	(1,032)
American Funds Global Growth (AdvantEdge)	223	330	(107)	(60)	2,050	(850)	1,140	1,033
American Funds Global Growth (AnnuiChoice)	262	59	203	14	—	(89)	(75)	128
American Funds Global Growth (AnnuiChoice II)	4,952	3,593	1,359	(440)	34,144	(45,458)	(11,754)	(10,395)
American Funds Global Growth (GrandMaster)	3,435	1,111	2,324	245	—	(2,667)	(2,422)	(98)
American Funds Global Growth (GrandMaster flex3)	341	414	(73)	(13)	2,837	(2,069)	755	682
American Funds Global Growth (Pinnacle)	4	6	(2)	(4)	42	(16)	22	20
American Funds Global Growth (Pinnacle IV)	2,489	829	1,660	(71)	164	(855)	(762)	898
American Funds Global Growth (Pinnacle V)	2,214	1,754	460	(622)	4,042	(3,311)	109	569
American Funds Growth (AnnuiChoice II)	1,010	1,268	(258)	(121)	23,618	(18,437)	5,060	4,802
American Funds Growth (Pinnacle)	—	11	(11)	174	—	(52)	122	111
American Funds Growth (Pinnacle IV)	44	34	10	(2)	—	(66)	(68)	(58)
American Funds Growth (Pinnacle V)	197	176	21	(28)	2,284	(2,047)	209	230
American Funds Growth-Income (AdvantEdge)	371	370	1	(175)	3,660	(3,614)	(129)	(128)
American Funds Growth-Income (AnnuiChoice II)	5,416	7,755	(2,339)	(64,863)	113,532	(39,233)	9,436	7,097
American Funds Growth-Income (GrandMaster)	1,597	648	949	(1,846)	3,162	(3,872)	(2,556)	(1,607)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds Growth-Income (Pinnacle)	$218	$175	$43	$(8)	$1,663	$(1,833)	$(178)	$(135)
American Funds Growth-Income (Pinnacle IV)	932	603	329	(1,119)	5,912	(6,567)	(1,774)	(1,445)
American Funds Growth-Income (Pinnacle V)	8,880	6,759	2,121	(10,486)	68,785	(67,040)	(8,741)	(6,620)
American Funds New World (AdvantEdge)	66	184	(118)	(45)	686	(1,161)	(520)	(638)
American Funds New World (AnnuiChoice)	48	42	6	5	—	(158)	(153)	(147)
American Funds New World (AnnuiChoice II)	560	873	(313)	(380)	4,812	(10,513)	(6,081)	(6,394)
American Funds New World (GrandMaster)	492	583	(91)	(41)	—	(1,633)	(1,674)	(1,765)
American Funds New World (GrandMaster flex3)	43	102	(59)	(12)	394	(837)	(455)	(514)
American Funds New World (Pinnacle)	131	278	(147)	(708)	916	(1,039)	(831)	(978)
American Funds New World (Pinnacle IV)	608	983	(375)	(1,747)	1,684	(2,229)	(2,292)	(2,667)
American Funds New World (Pinnacle V)	683	1,616	(933)	(11,362)	5,122	1,932	(4,308)	(5,241)
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	5,911	7,431	(1,520)	20,914	42,567	(90,963)	(27,482)	(29,002)
Deutsche Small Cap Index VIP (Pinnacle IV)	110	107	3	2,737	788	(4,425)	(900)	(897)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	32	35	(3)	8	232	(413)	(173)	(176)
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)	289	76	213	474	2,804	(5,213)	(1,935)	(1,722)
Deutsche Small Cap Index (AnnuiChoice II)	2,461	3,011	(550)	1,262	23,830	(56,672)	(31,580)	(32,130)
Deutsche Small Cap Index (AnnuiChoice)	188	245	(57)	168	1,816	(3,342)	(1,358)	(1,415)
Deutsche Small Cap Index (GrandMaster flex3)	579	1,191	(612)	6,907	5,601	(16,424)	(3,916)	(4,528)
Deutsche Small Cap Index (Grandmaster)	223	349	(126)	772	2,157	(4,618)	(1,689)	(1,815)
Deutsche Small Cap Index (IQ3)	826	1,467	(641)	4,932	8,001	(18,240)	(5,307)	(5,948)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	1,282	1,958	(676)	(702)	12,417	(22,076)	(10,361)	(11,037)
Deutsche Small Cap Index (Pinnacle Plus)	573	1,270	(697)	3,466	5,544	(12,500)	(3,490)	(4,187)
Deutsche Small Cap Index VIP (Pinnacle IV)	1,902	3,241	(1,339)	40,673	18,417	(69,167)	(10,077)	(11,416)
Deutsche Small Cap Index VIP (Pinnacle V)	1,629	3,035	(1,406)	30,447	15,776	(55,629)	(9,406)	(10,812)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	5,004	2,498	2,506	(7,465)	—	(11,453)	(18,918)	(16,412)
Pimco VIT All Asset (IQ Annuity)	3,951	1,790	2,161	(321)	—	(14,971)	(15,292)	(13,131)
Pimco VIT All Asset (Pinnacle)	1,370	594	776	(298)	—	(4,904)	(5,202)	(4,426)
Pimco VIT All Asset (AnnuiChoice II)	3,829	1,803	2,026	(11,231)	—	(2,791)	(14,022)	(11,996)
Pimco VIT All Asset (AnnuiChoice)	519	173	346	(698)	—	(1,373)	(2,071)	(1,725)
Pimco VIT All Asset (GrandMaster flex3)	472	620	(148)	(9,148)	—	5,807	(3,341)	(3,489)
Pimco VIT All Asset (Grandmaster)	11,146	4,845	6,301	(5,177)	—	(39,100)	(44,277)	(37,976)
Pimco VIT All Asset (Pinnacle IV)	18,533	10,358	8,175	(48,846)	—	(14,589)	(63,435)	(55,260)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	905	331	574	(858)	—	(2,708)	(3,566)	(2,992)
Pimco VIT All Asset (Pinnacle Plus)	2,753	1,587	1,166	(8,888)	—	(1,424)	(10,312)	(9,146)
Pimco VIT All Asset (Pinnacle V)	12,097	5,693	6,404	(4,832)	—	(42,498)	(47,330)	(40,926)
Pimco VIT Commodity Real Return (Pinnacle)	4,784	1,473	3,311	(17,790)	—	(17,428)	(35,218)	(31,907)
Pimco VIT Commodity Real Return (Pinnacle IV)	3,840	1,231	2,609	(17,370)	—	(8,955)	(26,325)	(23,716)
Pimco VIT Commodity Real Return (Pinnacle V)	34,190	12,717	21,473	(86,535)	—	(184,122)	(270,657)	(249,184)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	$17,553	$6,416	$11,137	$(35,805)	$—	$(94,642)	$(130,447)	$(119,310)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	5,500	(1,258)	6,758	(47,340)	—	17,677	(29,663)	(22,905)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	166	33	133	(1,164)	—	222	(942)	(809)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	4,325	1,117	3,208	(25,322)	—	(511)	(25,833)	(22,625)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	6,068	2,134	3,934	(4,241)	—	(44,577)	(48,818)	(44,884)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	642	211	431	(4,436)	—	317	(4,119)	(3,688)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	1,103	264	839	(4,745)	—	(2,650)	(7,395)	(6,556)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	4,265	1,608	2,657	(5,360)	—	(25,481)	(30,841)	(28,184)
Pimco VIT Long Term Government (AnnuiChoice II)	1,362	536	826	(2)	—	(4,156)	(4,158)	(3,332)
Pimco VIT Long Term Government (Pinnacle)	133	122	11	(10,006)	—	—	(10,006)	(9,995)
Pimco VIT Low Duration (AnnuiChoice II)	5,049	1,523	3,526	394	—	(5,158)	(4,764)	(1,238)
Pimco VIT Low Duration (AnnuiChoice)	100	32	68	2	—	(93)	(91)	(23)
Pimco VIT Low Duration (GrandMaster flex3)	3,107	1,464	1,643	(145)	—	(2,715)	(2,860)	(1,217)
Pimco VIT Low Duration (Grandmaster)	7,474	2,955	4,519	6	—	(7,115)	(7,109)	(2,590)
Pimco VIT Low Duration (IQ Annuity)	20,836	9,226	11,610	174	—	(19,493)	(19,319)	(7,709)
Pimco VIT Low Duration (Pinnacle)	887	364	523	48	—	(872)	(824)	(301)
Pimco VIT Low Duration (Pinnacle IV)	1,654	639	1,015	(38)	—	(1,515)	(1,553)	(538)
Pimco VIT Low Duration (AdvantEdge)	3,037	1,752	1,285	409	—	(2,805)	(2,396)	(1,111)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	426	140	286	(9)	—	(420)	(429)	(143)
Pimco VIT Low Duration (Pinnacle Plus)	2,038	1,615	423	(2,575)	—	856	(1,719)	(1,296)
Pimco VIT Low Duration (Pinnacle V)	29,710	14,441	15,269	(354)	—	(27,345)	(27,699)	(12,430)
Pimco VIT Real Return (Pinnacle IV)	3,239	1,212	2,027	(1,390)	—	(3,770)	(5,160)	(3,133)
Pimco VIT Real Return (AdvantEdge)	1,468	1,297	171	(5,076)	—	2,822	(2,254)	(2,083)
Pimco VIT Real Return (AnnuiChoice II)	7,439	2,009	5,430	(2,259)	—	(10,313)	(12,572)	(7,142)
Pimco VIT Real Return (AnnuiChoice)	3,906	972	2,934	(101)	—	(6,479)	(6,580)	(3,646)
Pimco VIT Real Return (GrandMaster flex3)	2,099	793	1,306	(4)	—	(3,575)	(3,579)	(2,273)
Pimco VIT Real Return (Grandmaster)	1,205	422	783	(370)	—	(1,671)	(2,041)	(1,258)
Pimco VIT Real Return (IQ Annuity)	9,963	3,615	6,348	74	—	(16,891)	(16,817)	(10,469)
Pimco VIT Real Return (Pinnacle)	3,616	1,224	2,392	(253)	—	(5,842)	(6,095)	(3,703)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	540	157	383	(10)	—	(902)	(912)	(529)
Pimco VIT Real Return (Pinnacle Plus)	3,515	2,416	1,099	(3,041)	—	(2,598)	(5,639)	(4,540)
Pimco VIT Real Return (Pinnacle V)	31,717	13,218	18,499	(14,954)	—	(38,791)	(53,745)	(35,246)
Pimco VIT Total Return (Pinnacle V)	582,115	179,256	402,859	(15,344)	128,750	(667,169)	(553,763)	(150,904)
Pimco VIT Total Return (AdvantEdge)	218,779	75,507	143,272	(3,199)	45,352	(239,994)	(197,841)	(54,569)
Pimco VIT Total Return (AnnuiChoice II)	101,781	23,707	78,074	(2,018)	22,866	(119,473)	(98,625)	(20,551)
Pimco VIT Total Return (AnnuiChoice)	13,820	2,904	10,916	(233)	2,949	(15,407)	(12,691)	(1,775)
Pimco VIT Total Return (GrandMaster flex3)	20,947	6,761	14,186	185	4,530	(23,962)	(19,247)	(5,061)
Pimco VIT Total Return (Grandmaster)	35,553	10,588	24,965	(1,844)	7,162	(36,792)	(31,474)	(6,509)
Pimco VIT Total Return (IQ Annuity)	43,331	13,328	30,003	(99)	9,162	(48,688)	(39,625)	(9,622)
Pimco VIT Total Return (Pinnacle)	30,379	8,620	21,759	(762)	6,479	(33,827)	(28,110)	(6,351)
Pimco VIT Total Return (Pinnacle IV)	24,068	7,304	16,764	(2,492)	4,947	(24,236)	(21,781)	(5,017)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	$1,762	$401	$1,361	$(10)	$390	$(2,440)	$(2,060)	$(699)
Pimco VIT Total Return (Pinnacle Plus)	31,299	11,656	19,643	(4,858)	6,270	(29,017)	(27,605)	(7,962)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	356	1,004	(648)	19,517	490	(3,877)	16,130	15,482
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	359	237	122	466	494	(1,408)	(448)	(326)
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	5,877	3,973	1,904	(3,263)	8,061	(14,311)	(9,513)	(7,609)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	2,732	1,838	894	(631)	3,748	(9,044)	(5,927)	(5,033)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	800	483	317	184	1,097	(2,434)	(1,153)	(836)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	300	126	174	(534)	411	(345)	(468)	(294)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	91	48	43	124	124	(501)	(253)	(210)
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	103	64	39	686	141	(870)	(43)	(4)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	27	17	10	2	36	(82)	(44)	(34)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	267	133	134	560	365	(1,364)	(439)	(305)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	502	369	133	(32)	689	(1,456)	(799)	(666)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	919	2,139	(1,220)	1,837	—	(367)	1,470	250
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	285	785	(500)	4,572	—	(3,346)	1,226	726
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	728	1,102	(374)	251	—	1,026	1,277	903
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	143	325	(182)	256	—	(44)	212	30
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	343	705	(362)	547	—	94	641	279
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	498	1,106	(608)	1,041	—	(133)	908	300
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	475	1,526	(1,051)	16,779	—	(14,656)	2,123	1,072
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	123	267	(144)	308	—	(68)	240	96
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	209	342	(133)	365	—	(160)	205	72
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	220	617	(397)	2,443	—	(1,760)	683	286
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	777	1,931	(1,154)	2,801	—	(1,050)	1,751	597
Guggenheim VT Long Short Equity (AdvantEdge)	—	306	(306)	459	—	(174)	285	(21)
Guggenheim VT Long Short Equity (AnnuiChoice II)	—	794	(794)	2,135	—	(877)	1,258	464
Guggenheim VT Long Short Equity (AnnuiChoice)	—	32	(32)	106	—	(39)	67	35
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	59	(59)	258	—	(233)	25	(34)
Guggenheim VT Long Short Equity (Grandmaster)	—	53	(53)	214	—	(130)	84	31
Guggenheim VT Long Short Equity (IQ Annuity)	—	32	(32)	424	—	(252)	172	140
Guggenheim VT Long Short Equity (Pinnacle)	—	214	(214)	1,113	—	(769)	344	130
Guggenheim VT Long Short Equity (Pinnacle IV)	—	350	(350)	1,079	—	(720)	359	9
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	—	130	(130)	310	—	(150)	160	30
Guggenheim VT Long Short Equity (Pinnacle Plus)	—	555	(555)	7,606	—	(7,265)	341	(214)
Guggenheim VT Long Short Equity (Pinnacle V)	—	1,251	(1,251)	3,800	—	(3,004)	796	(455)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	373	293	80	91	24	(401)	(286)	(206)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	868	997	(129)	218	56	(953)	(679)	(808)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	244	189	55	4	23	(408)	(381)	(326)
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	12,419	15,226	(2,807)	2,577	817	(13,562)	(10,168)	(12,975)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	$287	$301	$(14)	$244	$—	$(462)	$(218)	$(232)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	663	521	142	38	—	(546)	(508)	(366)
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	11,738	13,164	(1,426)	1,229	—	(10,741)	(9,512)	(10,938)
iShares TIPS Bond ETF (Varoom GLWB 2)	60	493	(433)	93	—	(477)	(384)	(817)
iShares TIPS Bond ETF (Varoom GLWB 3)	38	221	(183)	(10)	—	(232)	(242)	(425)
iShares TIPS Bond ETF (Varoom GLWB 5)	354	2,949	(2,595)	(5)	—	(2,348)	(2,353)	(4,948)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	330	100	230	67	—	(701)	(634)	(404)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,175	1,035	1,140	260	—	(4,445)	(4,185)	(3,045)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	5,798	2,067	3,731	512	—	(11,435)	(10,923)	(7,192)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	8,219	4,190	4,029	771	—	(16,966)	(16,195)	(12,166)
iShares S&P 500 Growth ETF (Varoom)	739	872	(133)	1,300	—	532	1,832	1,699
iShares S&P 500 Growth ETF (Varoom GLWB 1)	2,163	3,417	(1,254)	5,076	—	500	5,576	4,322
iShares S&P 500 Growth ETF (Varoom GLWB 2)	144	246	(102)	564	—	(171)	393	291
iShares S&P 500 Growth ETF (Varoom GLWB 3)	1,269	1,523	(254)	2,772	—	(332)	2,440	2,186
iShares S&P 500 Growth ETF (Varoom GLWB 4)	22,188	36,531	(14,343)	28,872	—	21,002	49,874	35,531
iShares S&P 500 Growth ETF (Varoom GLWB 5)	467	801	(334)	622	—	264	886	552
iShares Core S&P 500 Index ETF (Varoom)	2,288	1,908	380	3,582	—	(4,460)	(878)	(498)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	21,090	23,582	(2,492)	31,909	—	(38,127)	(6,218)	(8,710)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	616	753	(137)	1,829	—	(1,958)	(129)	(266)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	9,714	8,508	1,206	43,904	—	(49,881)	(5,977)	(4,771)
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	395,911	474,763	(78,852)	500,583	—	(654,278)	(153,695)	(232,547)
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	22,926	29,405	(6,479)	24,077	—	(35,886)	(11,809)	(18,288)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	1,163	1,170	(7)	1,615	—	(4,303)	(2,688)	(2,695)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	225	241	(16)	296	—	(806)	(510)	(526)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	2,334	1,860	474	995	—	(6,551)	(5,556)	(5,082)
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	7,407	8,125	(718)	8,193	—	(25,292)	(17,099)	(17,817)
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	2,242	2,643	(401)	1,863	—	(7,163)	(5,300)	(5,701)
iShares Core S&P MidCap Index ETF (Varoom)	780	943	(163)	1,187	—	(3,109)	(1,922)	(2,085)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	4,347	7,027	(2,680)	8,587	—	(18,592)	(10,005)	(12,685)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	1,330	2,352	(1,022)	3,170	—	(6,242)	(3,072)	(4,094)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	2,126	2,812	(686)	10,706	—	(16,950)	(6,244)	(6,930)
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	74,980	129,410	(54,430)	140,281	—	(334,523)	(194,242)	(248,672)
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	5,079	9,384	(4,305)	6,738	—	(20,660)	(13,922)	(18,227)
iShares Core S&P Small Cap Index ETF (Varoom)	499	626	(127)	789	—	(1,992)	(1,203)	(1,330)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	2,092	3,519	(1,427)	5,091	—	(9,756)	(4,665)	(6,092)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	687	1,259	(572)	1,498	—	(3,067)	(1,569)	(2,141)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	1,134	1,559	(425)	6,643	—	(9,981)	(3,338)	(3,763)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	36,034	64,825	(28,791)	75,251	—	(163,406)	(88,155)	(116,946)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	4,218	8,156	(3,938)	5,618	—	(16,197)	(10,579)	(14,517)
iShares International Treasury Bond (Varoom)	21	322	(301)	(78)	—	(1,338)	(1,416)	(1,717)
iShares International Treasury Bond (Varoom GLWB 1)	169	3,482	(3,313)	(571)	—	(10,467)	(11,038)	(14,351)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares International Treasury Bond (Varoom GLWB 2)	$—	$10	$(10)	$(85)	$—	$12	$(73)	$(83)
iShares International Treasury Bond (Varoom GLWB 3)	35	407	(372)	(2,624)	—	174	(2,450)	(2,822)
iShares International Treasury Bond (Varoom GLWB 4)	2,864	64,003	(61,139)	(5,078)	—	(173,456)	(178,534)	(239,673)
iShares International Treasury Bond (Varoom GLWB 5)	3	77	(74)	(10)	—	(190)	(200)	(274)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	184	144	40	207	—	(548)	(341)	(301)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	6,518	7,380	(862)	6,090	—	(18,005)	(11,915)	(12,777)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	5,002	4,193	809	3,061	—	(12,579)	(9,518)	(8,709)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	20,592	24,775	(4,183)	13,690	—	(52,181)	(38,491)	(42,674)
Vanguard Emerging Markets Index Fund ETF (Varoom)	581	376	205	(35)	—	(3,993)	(4,028)	(3,823)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	1,988	1,852	136	1,014	—	(13,992)	(12,978)	(12,842)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	2,006	1,419	587	(150)	—	(13,346)	(13,496)	(12,909)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	5,670	5,556	114	343	—	(38,565)	(38,222)	(38,108)
Vanguard Developed Markets Index FundETF (Varoom)	750	489	261	261	—	(1,039)	(778)	(517)
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	3,978	3,504	474	2,612	—	(6,130)	(3,518)	(3,044)
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	88	86	2	274	—	(315)	(41)	(39)
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	919	523	396	(22)	—	(1,363)	(1,385)	(989)
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	68,463	64,637	3,826	55,231	—	(132,630)	(77,399)	(73,573)
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	3,356	3,395	(39)	1,561	—	(7,252)	(5,691)	(5,730)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	586	317	269	175	—	(589)	(414)	(145)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	994	785	209	179	—	(893)	(714)	(505)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,198	698	500	101	—	(962)	(861)	(361)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	322	268	54	45	—	(277)	(232)	(178)
Vanguard Large-Cap Index ETF (Varoom)	172	162	10	269	—	(343)	(74)	(64)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	2,555	3,454	(899)	4,954	—	(5,886)	(932)	(1,831)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	857	821	36	225	—	(595)	(370)	(334)
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	7,718	11,002	(3,284)	8,744	—	(13,441)	(4,697)	(7,981)
Vanguard Mega Cap Index ETF (Varoom)	598	509	89	820	—	(1,008)	(188)	(99)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	278	349	(71)	444	—	(516)	(72)	(143)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	1,750	2,354	(604)	2,587	—	(3,028)	(441)	(1,045)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,757	1,174	583	2,321	—	(2,733)	(412)	171
Vanguard REIT Index ETF (Varoom GLWB 3)	1,384	635	749	161	—	(451)	(290)	459
Vanguard REIT Index ETF (Varoom GLWB 5)	8,461	5,948	2,513	6,144	—	(9,154)	(3,010)	(497)
Vanguard Total Bond Market Index ETF (Varoom)	1,733	1,258	475	816	65	(2,222)	(1,341)	(866)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	25,238	24,668	570	10,542	978	(30,698)	(19,178)	(18,608)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	9,691	10,297	(606)	2,580	375	(10,286)	(7,331)	(7,937)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	8,564	6,245	2,319	8,319	323	(15,569)	(6,927)	(4,608)
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	429,039	452,967	(23,928)	61,619	16,861	(416,227)	(337,747)	(361,675)
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	31,006	35,221	(4,215)	4,277	1,217	(30,918)	(25,424)	(29,639)
Vanguard VI Money Market (Varoom GLWB 3)	36	463	(427)	—	—	—	—	(427)
Vanguard VI Money Market (Varoom GLWB 5)	8	147	(139)	—	—	—	—	(139)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	842	1,250	(408)	140	61	(414)	(213)	(621)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	355	756	(401)	44	27	(178)	(107)	(508)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(146)	$18,512	$(23,352)	$(4,986)	$—	$(36,353)	$(12,269)	$(3,217)	$(51,839)	$(56,825)	$403,891	$347,066	—	(2,804)	(882)	(3,686)
Touchstone Aggressive ETF (AnnuiChoice ®)	2,637	1,293	(8,206)	(4,276)	—	(9,240)	(1,673)	(296)	(11,209)	(15,485)	407,073	391,588	—	(561)	(99)	(660)
Touchstone Aggressive ETF (AnnuiChoice II)	2,648	55,879	(67,350)	(8,823)	80,885	(89,131)	(22,664)	(1,320)	(32,230)	(41,053)	601,084	560,031	3,904	(4,461)	(1,135)	(1,692)
Touchstone Aggressive ETF (GrandMaster flex3)	(612)	111,474	(123,944)	(13,082)	180	(112,315)	(131,798)	(610)	(244,543)	(257,625)	1,362,371	1,104,746	11	(6,969)	(8,060)	(15,018)
Touchstone Aggressive ETF (Grandmaster)	881	913	(5,966)	(4,172)	—	(6,888)	—	(79)	(6,967)	(11,139)	296,350	285,211	—	(427)	—	(427)
Touchstone Aggressive ETF (IQ Annuity)	306	81,167	(93,445)	(11,972)	38,204	(135,299)	(35,016)	(442)	(132,553)	(144,525)	980,999	836,474	2,326	(8,385)	(2,107)	(8,166)
Touchstone Aggressive ETF (Pinnacle)	1,408	9,230	(20,366)	(9,728)	—	(99,936)	(499)	(51)	(100,486)	(110,214)	791,169	680,955	—	(6,135)	(31)	(6,166)
Touchstone Aggressive ETF (Pinnacle IV)	360	82,687	(95,849)	(12,802)	17,450	(259,125)	(74,547)	(608)	(316,830)	(329,632)	1,259,146	929,514	1,055	(16,019)	(4,619)	(19,583)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	767	100	(3,261)	(2,394)	—	(470)	53,160	(39)	52,651	50,257	36,890	87,147	—	(34)	3,505	3,471
Touchstone Aggressive ETF (Pinnacle Plus)	(842)	12,612	(15,572)	(3,802)	—	(37,382)	(53,682)	(196)	(91,260)	(95,062)	353,339	258,277	—	(2,416)	(3,333)	(5,749)
Touchstone Aggressive ETF (Pinnacle V)	921	67,831	(84,274)	(15,522)	188,679	(121,702)	(55,858)	(4,731)	6,388	(9,134)	869,180	860,046	9,410	(6,336)	(2,805)	269
Touchstone Baron Small Cap Growth (Pinnacle)	(22,410)	123,235	(227,182)	(126,357)	63,287	(268,973)	(2,037,522)	(1,903)	(2,245,111)	(2,371,468)	2,371,468	—	1,040	(4,543)	(37,432)	(40,935)
Touchstone Baron Small Cap Growth (Pinnacle IV)	(26,286)	74,237	(178,787)	(130,836)	50,868	(348,356)	(2,194,722)	(856)	(2,493,066)	(2,623,902)	2,623,902	—	1,578	(10,312)	(69,883)	(78,617)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(134)	1,372	(2,251)	(1,013)	—	—	(16,363)	(7)	(16,370)	(17,383)	17,383	—	—	—	(298)	(298)
Touchstone Baron Small Cap Growth (Pinnacle V)	(27,712)	61,727	(188,378)	(154,363)	393,968	(266,475)	(2,364,122)	(3,945)	(2,240,574)	(2,394,937)	2,394,937	—	22,302	(15,498)	(144,301)	(137,497)
Touchstone Baron Small Cap Growth (AdvantEdge)	(6,084)	10,409	(34,006)	(29,681)	44	(82,270)	(421,687)	(1,198)	(505,111)	(534,792)	534,792	—	2	(4,097)	(23,768)	(27,863)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(4,457)	2,487	(46,887)	(48,857)	127,548	(46,260)	(640,656)	(450)	(559,818)	(608,675)	608,675	—	6,021	(2,184)	(32,493)	(28,656)
Touchstone Baron Small Cap Growth (AnnuiChoice)	(262)	3,154	(3,308)	(416)	—	(1,593)	(54,833)	(46)	(56,472)	(56,888)	56,888	—	—	(50)	(1,599)	(1,649)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(5,053)	75,424	(96,008)	(25,637)	83	(52,456)	(352,225)	(178)	(404,776)	(430,413)	430,413	—	3	(1,793)	(12,220)	(14,010)
Touchstone Baron Small Cap Growth (Grandmaster)	(13,959)	(44,238)	(37,752)	(95,949)	2,518	(94,800)	(1,244,295)	(523)	(1,337,100)	(1,433,049)	1,433,049	—	92	(3,499)	(49,602)	(53,009)
Touchstone Baron Small Cap Growth (IQ Annuity)	(15,878)	367,261	(444,187)	(92,804)	702	(105,974)	(1,257,888)	(212)	(1,363,372)	(1,456,176)	1,456,176	—	21	(3,507)	(42,356)	(45,842)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	(1,158)	(7,692)	(1,067)	(9,917)	—	(31,467)	(75,787)	(110)	(107,364)	(117,281)	117,281	—	—	(1,669)	(4,339)	(6,008)
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(9,211)	(27,189)	(7,165)	(43,565)	—	(41,763)	(679,629)	(578)	(721,970)	(765,535)	765,535	—	—	(1,420)	(23,432)	(24,852)
Touchstone Conservative ETF (AdvantEdge)	(1,096)	5,448	(8,040)	(3,688)	27,071	(120,815)	(7,882)	(819)	(102,445)	(106,133)	223,364	117,231	2,111	(9,686)	(623)	(8,198)
Touchstone Conservative ETF (AnnuiChoice II)	1,107	23,967	(29,885)	(4,811)	2,900	(32,238)	(6,600)	(2,899)	(38,837)	(43,648)	390,393	346,745	197	(2,394)	(457)	(2,654)
Touchstone Conservative ETF (AnnuiChoice)	55	608	(797)	(134)	—	(474)	—	(17)	(491)	(625)	11,646	11,021	—	(32)	—	(32)
Touchstone Conservative ETF (GrandMaster flex3)	(84)	44,695	(56,222)	(11,611)	—	(18,230)	57,212	(111)	38,871	27,260	711,058	738,318	—	(1,287)	4,158	2,871
Touchstone Conservative ETF (Grandmaster)	242	11,436	(14,685)	(3,007)	2,864	(11,403)	296	(24)	(8,267)	(11,274)	195,615	184,341	197	(787)	18	(572)
Touchstone Conservative ETF (IQ Annuity)	1,326	95,472	(117,286)	(20,488)	114,131	(212,402)	147,397	(677)	48,449	27,961	1,237,666	1,265,627	7,926	(14,818)	10,341	3,449
Touchstone Conservative ETF (Pinnacle)	621	23,498	(30,975)	(6,856)	290	(5,413)	(1,569)	(70)	(6,762)	(13,618)	438,607	424,989	20	(379)	(107)	(466)
Touchstone Conservative ETF (Pinnacle IV)	(3,617)	129,125	(141,811)	(16,303)	117,928	(732,981)	(3,306)	(311)	(618,670)	(634,973)	1,836,421	1,201,448	8,181	(50,632)	(229)	(42,680)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	2,120	14,794	(22,699)	(5,785)	—	(14,614)	255,317	(90)	240,613	234,828	76,856	311,684	—	(1,227)	20,908	19,681
Touchstone Conservative ETF (Pinnacle Plus)	(1,855)	52,334	(73,677)	(23,198)	—	(228,797)	366,865	(242)	137,826	114,628	625,079	739,707	—	(16,299)	25,464	9,165
Touchstone Conservative ETF Fund (Pinnacle V)	(7,976)	286,246	(344,549)	(66,279)	226,467	(996,728)	2,455	(11,986)	(779,792)	(846,071)	3,974,847	3,128,776	15,697	(71,963)	1,001	(55,265)
Touchstone Active Bond (AdvantEdge)	1,389	(589)	(7,111)	(6,311)	4,607	—	8,310	(1,975)	10,942	4,631	215,705	220,336	373	—	519	892
Touchstone Active Bond (AnnuiChoice II)	1,075	332	(3,270)	(1,863)	—	(19,203)	23,629	(356)	4,070	2,207	90,217	92,424	—	(1,434)	1,766	332
Touchstone Active Bond (AnnuiChoice)	2,531	(1,726)	(5,680)	(4,875)	137,258	(184,020)	35,682	(12)	(11,092)	(15,967)	233,809	217,842	8,603	(11,575)	2,282	(690)
Touchstone Active Bond (GrandMaster flex3)	2,869	(425)	(5,307)	(2,863)	—	(4,892)	130,237	(80)	125,265	122,402	50,414	172,816	—	(350)	9,267	8,917
Touchstone Active Bond (Grandmaster)	(919)	(9,096)	9,033	(982)	—	(35,498)	(84,881)	(63)	(120,442)	(121,424)	152,431	31,007	—	(2,945)	(5,746)	(8,691)
Touchstone Active Bond (IQ Annuity)	1,591	(1,709)	(2,324)	(2,442)	—	(25,627)	76,234	(77)	50,530	48,088	72,983	121,071	—	(1,746)	5,206	3,460
Touchstone Active Bond (Pinnacle)	5,957	(1,649)	(9,933)	(5,625)	8,499	(29,864)	257,236	(49)	235,822	230,197	124,296	354,493	576	(2,024)	17,735	16,287
Touchstone Active Bond (Pinnacle IV)	15,755	(11,619)	(27,329)	(23,193)	22,749	(120,972)	622,075	(72)	523,780	500,587	663,071	1,163,658	1,602	(8,390)	43,471	36,683
Touchstone Active Bond (Pinnacle II Reduced M&E)	(23)	(503)	580	54	—	(8,786)	(5)	(5)	(8,796)	(8,742)	8,742	—	—	(589)	(1)	(590)
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	3,363	(30)	(6,160)	(2,827)	—	(4,635)	160,804	(51)	156,118	153,291	27,282	180,573	—	(432)	14,908	14,476
Touchstone Active Bond (Pinnacle Plus)	3,611	(2,962)	(4,481)	(3,832)	—	(22,404)	162,433	(65)	139,964	136,132	96,171	232,303	—	(1,709)	12,516	10,807
Touchstone Active Bond (PinnacleV)	12,547	(27,972)	(19,241)	(34,666)	224,079	(224,772)	353,598	(5,832)	347,073	312,407	1,089,458	1,401,865	17,845	(18,163)	27,854	27,536
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	(422)	35,783	(37,698)	(2,337)	—	(72,836)	—	(389)	(73,225)	(75,562)	239,121	163,559	—	(3,737)	—	(3,737)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(1,663)	9,648	(15,889)	(7,904)	—	(12,500)	—	(60)	(12,560)	(20,464)	386,252	365,788	—	(652)	—	(652)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(2,414)	79,931	(77,142)	375	—	(160,048)	—	(30)	(160,078)	(159,703)	361,966	202,263	—	(8,181)	—	(8,181)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(1,250)	14,342	(15,792)	(2,700)	—	(42,337)	—	(77)	(42,414)	(45,114)	141,643	96,529	—	(3,089)	—	(3,089)
Touchstone GMAB Conservative ETF (Pinnacle V)	(3,183)	49,267	(51,294)	(5,210)	—	(152,181)	—	(60)	(152,241)	(157,451)	437,058	279,607	—	(10,921)	—	(10,921)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(2,892)	277,038	(291,870)	(17,724)	—	(404,256)	—	(98)	(404,354)	(422,078)	1,320,906	898,828	—	(24,052)	—	(24,052)
Touchstone GMAB Moderate ETF(Pinnacle V)	(7,457)	413,579	(413,517)	(7,395)	—	(728,461)	—	(109)	(728,570)	(735,965)	1,635,249	899,284	—	(43,044)	—	(43,044)
Touchstone High Yield (AdvantEdge)	2,843	(9,108)	5,386	(879)	—	(1,366)	(26,263)	—	(27,629)	(28,508)	28,508	—	—	(93)	(1,863)	(1,956)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone High Yield (AnnuiChoice II)	$3,117	$(8,698)	$4,765	$(816)	$—	$(242)	$(27,594)	$(41)	$(27,877)	$(28,693)	$28,693	$—	—	(19)	(1,839)	(1,858)
Touchstone High Yield (AnnuiChoice)	3,704	(19,702)	14,258	(1,740)	26,912	(77,342)	(35,682)	(12)	(86,124)	(87,864)	87,864	—	1,222	(3,552)	(1,670)	(4,000)
Touchstone High Yield (GrandMaster flex3)	14,177	(40,700)	22,188	(4,335)	—	(1,930)	(130,055)	(51)	(132,036)	(136,371)	136,371	—	—	(99)	(6,689)	(6,788)
Touchstone High Yield (Grandmaster)	785	(1,896)	885	(226)	—	(361)	(7,093)	(5)	(7,459)	(7,685)	7,685	—	—	(22)	(436)	(458)
Touchstone High Yield (IQ Annuity)	7,810	(28,672)	19,211	(1,651)	—	(53,214)	(75,630)	(115)	(128,959)	(130,610)	130,610	—	—	(2,487)	(3,697)	(6,184)
Touchstone High Yield (Pinnacle)	28,175	(87,487)	52,784	(6,528)	—	(30,515)	(284,669)	(193)	(315,377)	(321,905)	321,905	—	—	(1,489)	(14,401)	(15,890)
Touchstone High Yield (Pinnacle IV)	73,369	(235,456)	144,908	(17,179)	11,509	(287,159)	(670,302)	(178)	(946,130)	(963,309)	963,309	—	582	(14,157)	(34,591)	(48,166)
Touchstone High Yield (Pinnacle II Reduced M&E)	(16)	(479)	664	169	—	(4,353)	20	(3)	(4,336)	(4,167)	4,167	—	—	(204)	—	(204)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	14,909	(27,774)	7,076	(5,789)	—	(8,136)	(41,138)	(47)	(49,321)	(55,110)	55,110	—	—	(671)	(3,864)	(4,535)
Touchstone High Yield (Pinnacle Plus)	18,623	(86,469)	62,274	(5,572)	—	(91,232)	(351,236)	(160)	(442,628)	(448,200)	448,200	—	—	(5,266)	(20,628)	(25,894)
Touchstone High Yield (PinnacleV)	28,846	(100,917)	64,146	(7,925)	—	(146,208)	(242,090)	(403)	(388,701)	(396,626)	396,626	—	—	(10,507)	(18,292)	(28,799)
Touchstone Large Cap Core Equity (AdvantEdge)	(128)	8,379	(17,045)	(8,794)	144	(14,681)	2,189	(835)	(13,183)	(21,977)	167,638	145,661	10	(1,058)	172	(876)
Touchstone Large Cap Core Equity (AnnuiChoice II)	1,330	10,163	(21,512)	(10,019)	47,499	(13,560)	28,397	(861)	61,475	51,456	171,936	223,392	2,949	(916)	1,799	3,832
Touchstone Large Cap Core Equity (AnnuiChoice)	160	1,844	(3,646)	(1,642)	—	(4,160)	—	(29)	(4,189)	(5,831)	35,740	29,909	—	(225)	—	(225)
Touchstone Large Cap Core Equity (GrandMaster flex3)	9	555	(2,700)	(2,136)	—	(719)	—	(37)	(756)	(2,892)	39,530	36,638	—	(39)	—	(39)
Touchstone Large Cap Core Equity (Grandmaster)	245	659	(4,885)	(3,981)	—	(866)	6,966	(34)	6,066	2,085	71,905	73,990	—	(49)	380	331
Touchstone Large Cap Core Equity (IQ Annuity)	353	5,747	(29,993)	(23,893)	396	(14,232)	(589)	(212)	(14,637)	(38,530)	442,770	404,240	22	(824)	(33)	(835)
Touchstone Large Cap Core Equity (Pinnacle)	2,129	111,798	(187,761)	(73,834)	7,358	(209,272)	(5,489)	(350)	(207,753)	(281,587)	1,600,771	1,319,184	388	(10,708)	(275)	(10,595)
Touchstone Large Cap Core Equity (Pinnacle IV)	(442)	83,988	(110,922)	(27,376)	80	(184,010)	607	(315)	(183,638)	(211,014)	705,252	494,238	4	(9,482)	32	(9,446)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	257	194	(3,175)	(2,724)	—	—	—	(19)	(19)	(2,743)	53,774	51,031	—	—	(1)	(1)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	595	2,713	(10,971)	(7,663)	—	(23,367)	17,775	(178)	(5,770)	(13,433)	145,993	132,560	—	(1,403)	1,044	(359)
Touchstone Large Cap Core Equity (Pinnacle Plus)	(484)	17,309	(24,468)	(7,643)	—	(22,654)	(17,775)	(139)	(40,568)	(48,211)	168,632	120,421	—	(1,148)	(925)	(2,073)
Touchstone Large Cap Core Equity (PinnacleV)	1,226	32,340	(75,223)	(41,657)	177,066	(56,920)	24,698	(3,672)	141,172	99,515	627,676	727,191	13,417	(4,725)	1,919	10,611
Touchstone Focused (AdvantEdge)	(1,570)	43,451	(61,278)	(19,397)	4	(15,487)	590,950	(792)	574,675	555,278	56,278	611,556	—	(1,003)	35,587	34,584
Touchstone Focused (AnnuiChoice II)	(2,663)	77,102	(110,959)	(36,520)	15,617	(27,725)	1,112,864	(643)	1,100,113	1,063,593	133,162	1,196,755	806	(1,515)	57,195	56,486
Touchstone Focused (AnnuiChoice)	(1,761)	41,254	(50,744)	(11,251)	—	(6,377)	361,099	(144)	354,578	343,327	149,488	492,815	—	(212)	11,531	11,319
Touchstone Focused (GrandMaster flex3)	(4,159)	68,923	(95,551)	(30,787)	8	(10,185)	906,309	(93)	896,039	865,252	199,815	1,065,067	—	(363)	30,914	30,551
Touchstone Focused (Grandmaster)	(4,263)	92,142	(144,392)	(56,513)	5,301	(37,564)	1,566,692	(159)	1,534,270	1,477,757	162,893	1,640,650	216	(1,548)	63,125	61,793
Touchstone Focused (IQ Annuity)	(6,991)	197,886	(268,736)	(77,841)	493	(131,712)	2,434,424	(175)	2,303,030	2,225,189	364,505	2,589,694	16	(4,202)	77,507	73,321
Touchstone Focused (Pinnacle)	(8,614)	259,542	(384,720)	(133,792)	—	(71,228)	4,050,018	(120)	3,978,670	3,844,878	332,350	4,177,228	—	(2,583)	142,750	140,167
Touchstone Focused (Pinnacle IV)	(17,595)	302,995	(409,597)	(124,197)	144,201	(267,111)	3,749,772	(512)	3,626,350	3,502,153	968,613	4,470,766	5,316	(9,833)	133,858	129,341
Touchstone Focused (Pinnacle II Reduced M&E)	(67)	4,513	(7,364)	(2,918)	—	—	84,670	—	84,670	81,752	—	81,752	—	—	2,953	2,953
Touchstone Focused (Pinnacle Plus Reduced M&E)	(3,734)	45,328	(52,459)	(10,865)	—	(105,473)	531,870	(744)	425,653	414,788	386,982	801,770	—	(6,215)	30,568	24,353
Touchstone Focused (Pinnacle Plus)	(16,325)	241,670	(368,747)	(143,402)	—	(109,953)	4,538,339	(360)	4,428,026	4,284,624	293,007	4,577,631	—	(3,920)	160,512	156,592
Touchstone Focused (PinnacleV)	(6,325)	167,122	(261,662)	(100,865)	3,343	(58,323)	2,954,398	(2,013)	2,897,405	2,796,540	184,644	2,981,184	218	(3,905)	188,307	184,620
Touchstone Moderate ETF (AdvantEdge)	3,044	140,556	(162,635)	(19,035)	—	(9,752)	(10,364)	(9,251)	(29,367)	(48,402)	1,109,487	1,061,085	—	(1,411)	(747)	(2,158)
Touchstone Moderate ETF (AnnuiChoice II)	5,986	130,535	(147,183)	(10,662)	4,894	(54,270)	(11,802)	(2,731)	(63,909)	(74,571)	899,245	824,674	352	(4,118)	(868)	(4,634)
Touchstone Moderate ETF (AnnuiChoice)	2,108	30,400	(35,181)	(2,673)	—	(4,826)	7	(132)	(4,951)	(7,624)	236,686	229,062	—	(299)	—	(299)
Touchstone Moderate ETF (GrandMaster flex3)	199	177,157	(191,680)	(14,324)	—	(42,269)	(189,092)	(417)	(231,778)	(246,102)	926,290	680,188	—	(2,742)	(12,432)	(15,174)
Touchstone Moderate ETF (Grandmaster)	539	24,794	(27,336)	(2,003)	2,358	(10,204)	(17,730)	(17)	(25,593)	(27,596)	163,555	135,959	150	(656)	(1,112)	(1,618)
Touchstone Moderate ETF (IQ Annuity)	5,804	181,993	(209,763)	(21,966)	50,459	(54,554)	(4,269)	(840)	(9,204)	(31,170)	1,321,883	1,290,713	3,201	(3,539)	(289)	(627)
Touchstone Moderate ETF (Pinnacle)	2,196	83,100	(92,789)	(7,493)	—	(98,589)	220	(118)	(98,487)	(105,980)	548,673	442,693	—	(6,301)	9	(6,292)
Touchstone Moderate ETF (Pinnacle IV)	4,893	367,282	(399,886)	(27,711)	80,783	(593,693)	4,417	(535)	(509,028)	(536,739)	2,188,094	1,651,355	5,164	(38,119)	279	(32,676)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	(52)	2,628	(2,256)	320	—	(12,871)	—	(3)	(12,874)	(12,554)	12,554	—	—	(791)	—	(791)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	5,955	89,157	(103,269)	(8,157)	101,291	(158,224)	253,312	(709)	195,670	187,513	427,030	614,543	7,231	(11,384)	18,496	14,343
Touchstone Moderate ETF (Pinnacle Plus)	(2,633)	385,607	(392,297)	(9,323)	—	(269,698)	(378,532)	(1,297)	(649,527)	(658,850)	1,530,095	871,245	—	(17,551)	(24,604)	(42,155)
Touchstone Moderate ETF (Pinnacle V)	6,487	307,699	(351,898)	(37,712)	509,215	(274,729)	(28,995)	(4,786)	200,705	162,993	1,688,058	1,851,051	37,924	(21,103)	(2,143)	14,678
Touchstone Money Market (AdvantEdge)	(5,014)	—	—	(5,014)	—	(22,579)	(1,424,212)	(112)	(1,446,903)	(1,451,917)	1,451,917	—	—	(2,452)	(154,104)	(156,556)
Touchstone Money Market (AnnuiChoice II)	(1,085)	—	—	(1,085)	—	(14,743)	(369,870)	(14)	(384,627)	(385,712)	385,712	—	—	(1,809)	(39,137)	(40,946)
Touchstone Money Market (AnnuiChoice)	(1,350)	—	—	(1,350)	3,559	(3,935)	(433,766)	(159)	(434,301)	(435,651)	435,651	—	328	(377)	(40,006)	(40,055)
Touchstone Money Market (GrandMaster flex3)	(2,988)	—	—	(2,988)	29,945	(35,783)	(1,576,241)	(152)	(1,582,231)	(1,585,219)	1,585,219	—	2,988	(3,583)	(157,099)	(157,694)
Touchstone Money Market (Grandmaster)	(7,356)	—	—	(7,356)	—	(43,950)	(1,952,551)	(193)	(1,996,694)	(2,004,050)	2,004,050	—	—	(4,289)	(189,978)	(194,267)
Touchstone Money Market (IQ3)	(10,364)	—	(4)	(10,368)	2,000	(98,143)	(7,028,793)	(233)	(7,125,169)	(7,135,537)	7,135,537	—	195	(9,577)	(684,418)	(693,800)
Touchstone Money Market (Pinnacle)	(5,504)	—	(2)	(5,506)	14,924	(80,489)	(1,284,012)	(182)	(1,349,759)	(1,355,265)	1,355,265	—	1,452	(7,839)	(125,004)	(131,391)
Touchstone Money Market (Pinnacle IV)	(7,196)	—	—	(7,196)	1,905	(86,133)	(1,611,929)	(493)	(1,696,650)	(1,703,846)	1,703,846	—	188	(8,525)	(158,980)	(167,317)
Touchstone Money Market (Pinnacle II Reduced M&E)	(97)	—	—	(97)	—	—	(28,350)	(9)	(28,359)	(28,456)	28,456	—	—	—	(2,739)	(2,739)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (Pinnacle Plus Reduced M&E)	$(605)	$—	$—	$(605)	$—	$(1,512)	$(165,716)	$(83)	$(167,311)	$(167,916)	$167,916	$—	—	(168)	(17,446)	(17,614)
Touchstone Money Market (Pinnacle Plus)	(497)	—	—	(497)	—	(30,642)	(102,445)	(34)	(133,121)	(133,618)	133,618	—	—	(3,363)	(11,253)	(14,616)
Touchstone Money Market (Pinnacle V)	(5,738)	—	(2)	(5,740)	400	(593,859)	(821,608)	(134)	(1,415,201)	(1,420,941)	1,420,941	—	44	(64,678)	(89,727)	(154,361)
Touchstone Third Avenue Value (AdvantEdge)	4,251	(8,171)	(7,688)	(11,608)	—	(34,111)	(154,957)	(734)	(189,802)	(201,410)	201,410	—	—	(2,503)	(15,326)	(17,829)
Touchstone Third Avenue Value (AnnuiChoice II)	8,454	9,460	(33,972)	(16,058)	2,800	(45,798)	(250,342)	(378)	(293,718)	(309,776)	309,776	—	244	(3,874)	(22,729)	(26,359)
Touchstone Third Avenue Value (AnnuiChoice)	8,496	1,402	(25,792)	(15,894)	—	(2,786)	(240,273)	(194)	(243,253)	(259,147)	259,147	—	—	(163)	(12,611)	(12,774)
Touchstone Third Avenue Value (GrandMaster flex3)	16,453	35,710	(93,513)	(41,350)	—	(54,491)	(553,281)	(246)	(608,018)	(649,368)	649,368	—	—	(2,900)	(30,929)	(33,829)
Touchstone Third Avenue Value (Grandmaster)	14,253	29,914	(81,126)	(36,959)	9,176	(89,918)	(584,606)	(107)	(665,455)	(702,414)	702,414	—	536	(5,237)	(36,606)	(41,307)
Touchstone Third Avenue Value (IQ Annuity)	37,431	178,698	(304,027)	(87,898)	440	(143,411)	(1,217,503)	(368)	(1,360,842)	(1,448,740)	1,448,740	—	24	(7,759)	(68,724)	(76,459)
Touchstone Third Avenue Value (Pinnacle)	64,682	122,197	(338,210)	(151,331)	18,623	(218,033)	(2,167,106)	1,833	(2,364,683)	(2,516,014)	2,516,014	—	355	(3,792)	(39,636)	(43,073)
Touchstone Third Avenue Value (Pinnacle IV)	46,636	62,435	(231,000)	(121,929)	17,605	(346,139)	(1,588,171)	(761)	(1,917,466)	(2,039,395)	2,039,395	—	892	(18,296)	(86,078)	(103,482)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	2,361	1,393	(8,244)	(4,490)	—	—	(68,307)	(63)	(68,370)	(72,860)	72,860	—	—	—	(1,238)	(1,238)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	11,379	(47,523)	21,751	(14,393)	—	(73,242)	(142,550)	(155)	(215,947)	(230,340)	230,340	—	—	(5,961)	(11,874)	(17,835)
Touchstone Third Avenue Value (Pinnacle Plus)	2,516	(88,826)	62,647	(23,663)	—	(121,321)	(327,817)	(170)	(449,308)	(472,971)	472,971	—	—	(6,150)	(17,425)	(23,575)
Touchstone Third Avenue Value (Pinnacle V)	16,479	6,262	(74,117)	(51,376)	29,555	(165,839)	(620,166)	(1,259)	(757,709)	(809,085)	809,085	—	3,173	(18,359)	(68,624)	(83,810)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	588	47,877	(55,168)	(6,703)	—	(89,850)	(17)	(323)	(90,190)	(96,893)	1,093,849	996,956	—	(5,978)	(47)	(6,025)
Fidelity VIP Balanced (Grandmaster)	872	90,033	(96,143)	(5,238)	—	(143,851)	(169,864)	(495)	(314,210)	(319,448)	1,548,984	1,229,536	—	(5,910)	(6,945)	(12,855)
Fidelity VIP Overseas (Pinnacle)	(156)	(5,009)	8,374	3,209	—	(20,883)	—	(21)	(20,904)	(17,695)	110,112	92,417	—	(2,122)	—	(2,122)
Fidelity VIP Overseas (Pinnacle IV)	(176)	2,985	625	3,434	—	(3,897)	—	(41)	(3,938)	(504)	154,588	154,084	—	(402)	—	(402)
Fidelity VIP Equity-Income (Grandmaster)	136,171	568,186	(1,115,638)	(411,281)	181,324	(1,022,570)	(220,026)	(2,079)	(1,063,351)	(1,474,632)	8,702,827	7,228,195	2,358	(13,172)	(2,774)	(13,588)
Fidelity VIP Equity-Income (Pinnacle)	19,156	100,917	(182,529)	(62,456)	—	(141,655)	(26,081)	(370)	(168,106)	(230,562)	1,269,952	1,039,390	—	(6,520)	(1,200)	(7,720)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	299	1,318	(2,335)	(718)	—	—	—	—	—	(718)	14,335	13,617	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(51,473)	539,364	(219,174)	268,717	—	(589,397)	(97,389)	(1,648)	(688,434)	(419,717)	4,819,640	4,399,923	—	(5,685)	(934)	(6,619)
Fidelity VIP High Income (Grandmaster)	86,793	(9,159)	(162,306)	(84,672)	52,042	(228,812)	(73,028)	(539)	(250,337)	(335,009)	1,887,809	1,552,800	2,124	(9,061)	(3,151)	(10,088)
Fidelity VIP II Asset Manager (Grandmaster)	7,190	275,589	(319,434)	(36,655)	68,159	(254,692)	(25,975)	(1,249)	(213,757)	(250,412)	3,622,951	3,372,539	1,342	(5,079)	(507)	(4,244)
Fidelity VIP II Contrafund (Grandmaster)	(36,645)	1,244,660	(1,251,774)	(43,759)	73,214	(1,087,768)	(199,262)	(2,687)	(1,216,503)	(1,260,262)	10,864,487	9,604,225	1,117	(16,570)	(3,048)	(18,501)
Fidelity VIP II Contrafund (Pinnacle)	(19,913)	948,929	(950,601)	(21,585)	71,656	(852,289)	(23,919)	(1,705)	(806,257)	(827,842)	5,419,706	4,591,864	2,130	(25,784)	(632)	(24,286)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(39)	5,173	(5,069)	65	—	(4,658)	—	(9)	(4,667)	(4,602)	41,632	37,030	—	(134)	—	(134)
Fidelity VIP II Index 500 (Grandmaster)	18,634	271,105	(281,378)	8,361	—	(510,766)	(81,399)	(1,040)	(593,205)	(584,844)	3,785,017	3,200,173	—	(9,790)	(1,580)	(11,370)
Fidelity VIP II Index 500 (IQ3)	185	148	(341)	(8)	—	—	—	(27)	(27)	(35)	27,011	26,976	—	(1)	—	(1)
Fidelity VIP II Index 500 (Pinnacle)	8,227	119,172	(126,572)	827	—	(491,938)	(56,239)	(569)	(548,746)	(547,919)	2,431,478	1,883,559	—	(33,626)	(3,815)	(37,441)
Fidelity VIP II Index 500 (Pinnacle IV)	120	147	(293)	(26)	—	—	—	(3)	(3)	(29)	20,083	20,054	—	—	—	—
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	196	1,401	(1,452)	145	—	(3,684)	—	(12)	(3,696)	(3,551)	26,012	22,461	—	(245)	—	(245)
Fidelity VIP II Investment Grade Bond (Pinnacle)	8,129	5,639	(28,227)	(14,459)	—	(114,253)	—	(355)	(114,608)	(129,067)	837,508	708,441	—	(8,730)	(3)	(8,733)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	4,951	21,645	(41,729)	(15,133)	—	(593,193)	—	(150)	(593,343)	(608,476)	1,311,647	703,171	—	(45,422)	4	(45,418)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	28	(26)	78	80	—	(4,766)	—	(8)	(4,774)	(4,694)	4,694	—	—	(354)	—	(354)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	78	1,583	(1,616)	45	—	(25,973)	—	(21)	(25,994)	(25,949)	32,912	6,963	—	(1,908)	—	(1,908)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	204	1,624	(2,149)	(321)	—	(22,549)	—	(6)	(22,555)	(22,876)	41,461	18,585	—	(1,732)	—	(1,732)
Fidelity VIP II Investment Grade Bond (Grandmaster)	11,720	8,700	(38,716)	(18,296)	—	(176,120)	(20,118)	(339)	(196,577)	(214,873)	1,215,687	1,000,814	—	(4,977)	(574)	(5,551)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	392	408	(1,590)	(790)	—	(2,832)	—	(35)	(2,867)	(3,657)	40,122	36,465	—	(222)	—	(222)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	941	843	(2,907)	(1,123)	—	(12,079)	(12,299)	(122)	(24,500)	(25,623)	93,754	68,131	—	(1,092)	(1,107)	(2,199)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	36	10	(135)	(89)	—	(127)	—	(4)	(131)	(220)	4,100	3,880	—	(10)	—	(10)
Fidelity VIP Overseas (AnnuiChoice)	5	10	27	42	—	—	—	(2)	(2)	40	1,635	1,675	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3)	(63)	260	423	620	—	—	—	(10)	(10)	610	30,661	31,271	—	(1)	—	(1)
Fidelity VIP Overseas (Grandmaster)	(1,145)	(47,058)	85,156	36,953	—	(160,657)	(29,393)	(476)	(190,526)	(153,573)	1,501,237	1,347,664	—	(4,275)	(742)	(5,017)
Fidelity VIP Overseas (IQ Annuity)	(19)	12	385	378	—	—	—	(9)	(9)	369	17,820	18,189	—	(1)	—	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	571	103	(2,469)	(1,795)	—	(402)	61,078	(25)	60,651	58,856	3,404	62,260	—	(36)	4,864	4,828
Fidelity VIP Overseas (Pinnacle Plus)	(657)	8,080	(4,237)	3,186	—	(245)	(61,078)	(42)	(61,365)	(58,179)	62,625	4,446	—	(30)	(6,401)	(6,431)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	(4,946)	59,549	(30,167)	24,436	—	(86,356)	—	(177)	(86,533)	(62,097)	455,955	393,858	—	(5,704)	1	(5,703)
Fidelity VIP III Mid Cap (Grandmaster)	(15,488)	203,606	(227,886)	(39,768)	—	(107,531)	—	(287)	(107,818)	(147,586)	1,648,540	1,500,954	—	(1,977)	1	(1,976)
Fidelity VIP III Mid Cap (Pinnacle)	(22,570)	387,770	(407,389)	(42,189)	—	(256,623)	(188,547)	(417)	(445,587)	(487,776)	2,538,577	2,050,801	—	(4,647)	(3,281)	(7,928)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	(19)	1,149	(1,037)	93	—	(4,008)	—	(14)	(4,022)	(3,929)	7,676	3,747	—	(70)	—	(70)
Fidelity VIP Government Money Market IC (Pinacle)	(10,690)	—	—	(10,690)	12,763	(130,819)	1,055,722	(432)	937,234	926,544	—	926,544	1,282	(13,256)	105,481	93,507
Fidelity VIP Government Money Market IC (Pinacle II)	(136)	—	—	(136)	—	(10,060)	28,536	(5)	18,471	18,335	—	18,335	—	—	1,847	1,847

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class (Continued):
Fidelity VIP Government Money Market IC (Pinacle IV)	$(13,265)	$—	$—	$(13,265)	$80	$(630,043)	$1,843,658	$(2,525)	$1,211,170	$1,197,905	$—	$1,197,905	8	(63,522)	184,492	120,978
Fidelity VIP Government Money Market IC (Pinacle V)	(9,660)	—	—	(9,660)	800	(341,309)	1,087,588	(131)	746,948	737,288	—	737,288	80	(34,243)	108,675	74,512
Fidelity VIP Government Money Market IC (Pinnacle Plus)	(2,334)	—	—	(2,334)	—	(54,435)	250,688	(327)	195,926	193,592	—	193,592	—	(5,481)	25,062	19,581
Fidelity VIP Government Money Market IC (Pinnacle Plus)	(1,438)	—	—	(1,438)	—	(6,413)	200,623	(96)	194,114	192,676	—	192,676	—	(655)	20,073	19,418
Fidelity VIP Government Money Market IC (GrandMaster)	(16,303)	—	—	(16,303)	8	(276,116)	2,001,844	(664)	1,725,072	1,708,769	—	1,708,769	1	(30,652)	203,078	172,427
Fidelity VIP Government Money Market IC (GrandMaster flex3)	(10,815)	—	—	(10,815)	—	(83,962)	1,519,319	(55)	1,435,302	1,424,487	—	1,424,487	—	(8,466)	152,426	143,960
Fidelity VIP Government Money Market IC (AdvantEdge)	(11,825)	—	—	(11,825)	—	(100,584)	1,273,696	(235)	1,172,877	1,161,052	—	1,161,052	—	(10,151)	127,530	117,379
Fidelity VIP Government Money Market IC (AnnuiChoice)	(2,477)	—	—	(2,477)	877	(217,205)	423,106	(652)	206,126	203,649	—	203,649	88	(21,892)	42,306	20,502
Fidelity VIP Government Money Market IC (AnnuiChoice 2)	(1,711)	—	—	(1,711)	—	(11,114)	213,637	(36)	202,487	200,776	—	200,776	—	(1,120)	21,354	20,234
Fidelity VIP Government Money Market IC (IQ3)	(40,638)	—	(77)	(40,715)	59,028	(816,326)	6,959,496	(490)	6,201,708	6,160,993	—	6,160,993	5,957	(82,030)	698,278	622,205
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(704)	28,179	(26,513)	962	73,120	(155,759)	(136)	(143)	(82,918)	(81,956)	182,691	100,735	4,378	(9,318)	(9)	(4,949)
Fidelity VIP Asset Manager (AdvantEdge)	(158)	7,495	(9,947)	(2,610)	22,464	—	(1,861)	(821)	19,782	17,172	79,938	97,110	1,670	—	(203)	1,467
Fidelity VIP Asset Manager (AnnuiChoice II)	323	15,373	(17,696)	(2,000)	—	(6,615)	(387)	(502)	(7,504)	(9,504)	179,960	170,456	—	(464)	(24)	(488)
Fidelity VIP Asset Manager (AnnuiChoice)	172	7,282	(7,808)	(354)	—	(11,866)	113	(53)	(11,806)	(12,160)	72,891	60,731	—	(652)	6	(646)
Fidelity VIP Asset Manager (GrandMaster flex3)	(145)	2,646	(2,884)	(383)	—	(404)	(9,675)	(11)	(10,090)	(10,473)	23,730	13,257	—	(26)	(627)	(653)
Fidelity VIP Asset Manager (Pinnacle)	(32)	1,894	(2,147)	(285)	—	(2,651)	(10,494)	(89)	(13,234)	(13,519)	43,598	30,079	—	(169)	(646)	(815)
Fidelity VIP Asset Manager (Pinnacle IV)	(1,256)	17,553	(18,282)	(1,985)	—	(129,574)	2,407	(172)	(127,339)	(129,324)	360,197	230,873	—	(8,071)	152	(7,919)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	(19)	1,797	(2,399)	(621)	—	(19,464)	8,369	(51)	(11,146)	(11,767)	43,748	31,981	—	(1,501)	628	(873)
Fidelity VIP Asset Manager (Pinnacle Plus)	(472)	3,945	(3,742)	(269)	—	(24,797)	(8,369)	(13)	(33,179)	(33,448)	82,016	48,568	—	(1,505)	(504)	(2,009)
Fidelity VIP Asset Manager (Pinnacle V)	(1,495)	32,049	(31,814)	(1,260)	950	(141,274)	23,579	(1,357)	(118,102)	(119,362)	375,765	256,403	70	(10,528)	1,776	(8,682)
Fidelity VIP Balanced (AdvantEdge)	(3,488)	16,484	(21,959)	(8,963)	—	(158,612)	(48,307)	(4,440)	(211,359)	(220,322)	724,362	504,040	—	(11,270)	(3,312)	(14,582)
Fidelity VIP Balanced (AnnuiChoice II)	3,822	19,745	(29,325)	(5,758)	122,893	(29,892)	367,187	(266)	459,922	454,164	469,442	923,606	7,621	(1,835)	22,538	28,324
Fidelity VIP Balanced (AnnuiChoice)	718	14,347	(16,879)	(1,814)	—	(37,172)	(23)	(153)	(37,348)	(39,162)	314,946	275,784	—	(1,877)	(1)	(1,878)
Fidelity VIP Balanced (GrandMaster flex3)	(399)	4,652	(5,918)	(1,665)	—	(5,410)	(4,391)	(69)	(9,870)	(11,535)	124,875	113,340	—	(277)	(240)	(517)
Fidelity VIP Balanced (Grandmaster)	(1,158)	45,419	(42,073)	2,188	440	(31,719)	18,322	(140)	(13,097)	(10,909)	442,548	431,639	24	(1,753)	1,368	(361)
Fidelity VIP Balanced (IQ3)	(335)	8,400	(9,987)	(1,922)	11,725	(36,194)	(333)	(171)	(24,973)	(26,895)	211,365	184,470	654	(2,046)	(20)	(1,412)
Fidelity VIP Balanced (Pinnacle)	(345)	23,094	(24,902)	(2,153)	8,097	(72,826)	(2,224)	(152)	(67,105)	(69,258)	387,386	318,128	451	(3,923)	(153)	(3,625)
Fidelity VIP Balanced (Pinnacle IV)	(4,035)	90,533	(92,175)	(5,677)	23,446	(412,336)	36,272	(640)	(353,258)	(358,935)	1,341,078	982,143	1,179	(20,432)	1,756	(17,497)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	1,054	1,926	(6,105)	(3,125)	—	(20,367)	137,013	(176)	116,470	113,345	119,792	233,137	—	(1,423)	9,239	7,816
Fidelity VIP Balanced (Pinnacle Plus)	(2,362)	22,849	(22,785)	(2,298)	—	(51,285)	(137,629)	(152)	(189,066)	(191,364)	439,305	247,941	—	(2,816)	(7,579)	(10,395)
Fidelity VIP Balanced (Pinnacle V)	277	74,055	(82,154)	(7,822)	138,413	(373,292)	437,582	(3,213)	199,490	191,668	1,169,428	1,361,096	10,023	(26,791)	31,806	15,038
Fidelity VIP Contrafund (AdvantEdge)	(14,252)	307,314	(308,589)	(15,527)	8,447	(265,219)	(96,669)	(11,557)	(364,998)	(380,525)	1,947,739	1,567,214	565	(18,469)	(6,453)	(24,357)
Fidelity VIP Contrafund (AnnuiChoice II)	(3,545)	156,363	(154,482)	(1,664)	240,380	(62,820)	(2,843)	(3,290)	171,427	169,763	937,837	1,107,600	14,253	(3,735)	(157)	10,361
Fidelity VIP Contrafund (AnnuiChoice)	(1,996)	118,573	(121,486)	(4,909)	62,995	(90,731)	(17,911)	(550)	(46,197)	(51,106)	927,346	876,240	2,382	(3,425)	(678)	(1,721)
Fidelity VIP Contrafund (GrandMaster flex3)	(8,054)	198,545	(198,996)	(8,505)	270	(109,424)	(58,054)	(728)	(167,936)	(176,441)	1,038,711	862,270	11	(4,417)	(2,302)	(6,708)
Fidelity VIP Contrafund (IQ Advisor Standard)	28	1,169	(1,220)	(23)	—	—	—	—	—	(23)	12,860	12,837	—	—	—	—
Fidelity VIP Contrafund (IQ3)	(12,935)	309,585	(303,133)	(6,483)	31,481	(302,000)	(117,264)	(790)	(388,573)	(395,056)	1,919,656	1,524,600	1,342	(12,972)	(5,103)	(16,733)
Fidelity VIP Contrafund (Pinnacle IV)	(31,467)	811,632	(808,184)	(28,019)	84,041	(928,210)	(46,557)	(1,711)	(892,437)	(920,456)	4,853,051	3,932,595	3,183	(35,282)	(1,784)	(33,883)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	(798)	53,616	(57,068)	(4,250)	—	(145,502)	327,535	(579)	181,454	177,204	542,500	719,704	—	(8,599)	19,337	10,738
Fidelity VIP Contrafund (Pinnacle Plus)	5,983	516,574	(601,428)	(78,871)	—	(439,096)	4,168,521	(1,049)	3,728,376	3,649,505	1,867,963	5,517,468	—	(17,562)	168,549	150,987
Fidelity VIP Contrafund (Pinnacle V)	(56,141)	1,133,485	(1,173,775)	(96,431)	1,193,559	(1,050,074)	3,983	(27,323)	120,145	23,714	7,444,498	7,468,212	81,574	(74,503)	514	7,585
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(83)	72	(4,849)	(4,860)	28,620	—	61,202	(18)	89,804	84,944	3,886	88,830	1,919	(1)	4,299	6,217
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(238)	164	(1,023)	(1,097)	—	—	—	(2)	(2)	(1,099)	34,793	33,694	—	—	—	—
Fidelity VIP Disciplined Small Cap (GrandMaster)	(201)	1,450	(1,490)	(241)	4,535	(10,044)	(21)	—	(5,530)	(5,771)	18,258	12,487	313	(690)	(5)	(382)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(867)	643	(2,425)	(2,649)	—	(1,008)	—	(7)	(1,015)	(3,664)	76,343	72,679	—	(69)	—	(69)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,265)	2,003	(3,561)	(2,823)	—	(28,285)	(467)	(23)	(28,775)	(31,598)	138,548	106,950	—	(1,958)	(32)	(1,990)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(869)	846	(2,651)	(2,674)	—	(1,005)	—	(6)	(1,011)	(3,685)	76,181	72,496	—	(71)	—	(71)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	(13)	(7)	(114)	(134)	—	(89)	4,837	(6)	4,742	4,608	—	4,608	—	(5)	272	267
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(1,029)	454	(2,375)	(2,950)	—	(1,437)	(45)	(55)	(1,537)	(4,487)	78,831	74,344	—	(108)	(5)	(113)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(889)	12,741	(15,586)	(3,734)	87,287	(70,395)	27,944	(480)	44,356	40,622	79,480	120,102	6,237	(4,906)	1,945	3,276
Fidelity VIP Equity-Income (AnnuiChoice II)	9,022	47,465	(78,366)	(21,879)	55,123	(21,770)	44,754	(56)	78,051	56,172	387,811	443,983	4,226	(1,587)	3,103	5,742
Fidelity VIP Equity-Income (AdvantEdge)	2,277	15,966	(27,605)	(9,362)	4,607	(2,360)	(2,462)	(1,425)	(1,640)	(11,002)	166,426	155,424	359	(293)	(176)	(110)
Fidelity VIP Equity-Income (AnnuiChoice)	5,133	30,268	(49,322)	(13,921)	—	(14,029)	384	(243)	(13,888)	(27,809)	277,509	249,700	—	(779)	21	(758)
Fidelity VIP Equity-Income (GrandMaster flex3)	1,876	16,100	(26,884)	(8,908)	—	(9,566)	(5,722)	(34)	(15,322)	(24,230)	160,341	136,111	—	(538)	(327)	(865)
Fidelity VIP Equity-Income (IQ3)	6,210	46,607	(76,209)	(23,392)	1,826	(12,533)	320	(125)	(10,512)	(33,904)	417,841	383,937	109	(795)	23	(663)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle IV)	$11,921	$224,693	$(294,723)	$(58,109)	$37,224	$(586,036)	$7,517	$(383)	$(541,678)	$(599,787)	$1,312,503	$712,716	2,095	(32,870)	700	(30,075)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	7,696	24,685	(57,831)	(25,450)	—	(75,638)	139,820	(494)	63,688	38,238	332,771	371,009	—	(4,713)	8,210	3,497
Fidelity VIP Equity-Income (Pinnacle Plus)	4,110	59,197	(92,382)	(29,075)	—	(83,989)	(147,788)	(257)	(232,034)	(261,109)	686,653	425,544	—	(4,621)	(7,880)	(12,501)
Fidelity VIP Equity-Income (Pinnacle V)	17,560	166,760	(249,172)	(64,852)	414,370	(357,101)	373	(2,321)	55,321	(9,531)	1,144,257	1,134,726	36,464	(31,372)	93	5,185
Fidelity VIP Freedom 2010 (Advantedge)	(1,375)	4,905	(5,548)	(2,018)	—	(116,848)	12	(222)	(117,058)	(119,076)	121,885	2,809	—	(9,326)	1	(9,325)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	290	640	(2,404)	(1,474)	—	(15,841)	—	(60)	(15,901)	(17,375)	110,482	93,107	—	(1,221)	—	(1,221)
Fidelity VIP Freedom 2010 (GrandMaster flex3)	2	65	(230)	(163)	—	—	—	—	—	(163)	7,840	7,677	—	—	—	—
Fidelity VIP Freedom 2010 (GrandMaster)	(24)	970	(1,084)	(138)	2,118	(513)	(4,987)	(22)	(3,404)	(3,542)	15,423	11,881	168	(42)	(386)	(260)
Fidelity VIP Freedom 2010 (Pinnacle)	227	478	(2,572)	(1,867)	—	—	—	—	—	(1,867)	99,685	97,818	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle IV)	(280)	12,116	(14,662)	(2,826)	11,528	(69,601)	(11,651)	(66)	(69,790)	(72,616)	275,268	202,652	921	(5,434)	(912)	(5,425)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	(116)	(112)	(153)	(381)	—	—	(9,589)	(7)	(9,596)	(9,977)	14,918	4,941	—	(1)	(794)	(795)
Fidelity VIP Freedom 2010 (Pinnacle V)	(1,243)	42,204	(51,509)	(10,548)	—	(163,788)	(1,469)	(2,391)	(167,648)	(178,196)	789,794	611,598	—	(13,164)	(117)	(13,281)
Fidelity VIP Freedom 2015 (AdvantEdge)	(416)	7,544	(10,312)	(3,184)	—	(26,320)	(7)	(222)	(26,549)	(29,733)	152,741	123,008	—	(2,119)	(1)	(2,120)
Fidelity VIP Freedom 2015 (AnnuiChoice II)	(11)	1,659	(1,417)	231	—	(11,195)	(109)	(3)	(11,307)	(11,076)	19,605	8,529	—	(840)	(9)	(849)
Fidelity VIP Freedom 2015 (GrandMaster flex3)	3	52	(216)	(161)	—	—	—	—	—	(161)	7,861	7,700	—	—	—	—
Fidelity VIP Freedom 2015 (Pinnacle IV)	(833)	63,125	(64,360)	(2,068)	—	(338,947)	—	(32)	(338,979)	(341,047)	377,690	36,643	—	(27,064)	—	(27,064)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	154	(27)	(1,125)	(998)	—	(3,430)	22,090	—	18,660	17,662	—	17,662	—	(261)	1,638	1,377
Fidelity VIP Freedom 2015 (Pinnacle Plus)	(201)	8,671	(8,721)	(251)	—	(9,489)	(22,090)	(76)	(31,655)	(31,906)	81,898	49,992	—	(761)	(1,731)	(2,492)
Fidelity VIP Freedom 2015 (Pinnacle V)	(596)	41,146	(51,732)	(11,182)	89,939	(126,949)	(15,126)	(1,664)	(53,800)	(64,982)	674,499	609,517	7,173	(10,170)	(1,227)	(4,224)
Fidelity VIP Freedom 2020 (AdvantEdge)	(2)	118	(102)	14	—	(902)	(1)	(14)	(917)	(903)	1,351	448	—	(70)	—	(70)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	(15)	2,568	(1,861)	692	—	(42,256)	—	(25)	(42,281)	(41,589)	63,251	21,662	—	(3,263)	—	(3,263)
Fidelity VIP Freedom 2020 (GrandMaster)	36	65	(301)	(200)	1,395	—	—	(9)	1,386	1,186	9,214	10,400	111	(1)	1	111
Fidelity VIP Freedom 2020 (Pinnacle IV)	2,883	53,868	408,137	464,888	—	(896,284)	—	(30)	(896,314)	(431,426)	434,777	3,351	—	(34,944)	—	(34,944)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(478)	7,020	(2,852)	3,690	—	(16,484)	(4,227)	1	(20,710)	(17,020)	17,020	—	—	(1,403)	—	(1,403)
Fidelity VIP Freedom 2020 (Pinnacle V)	1,567	2,824	(12,930)	(8,539)	55,599	—	96,324	(1,034)	150,889	142,350	203,595	345,945	4,758	—	7,574	12,332
Fidelity VIP Freedom 2025 (Advantedge)	(2)	150	(131)	17	—	(906)	(4)	(14)	(924)	(907)	1,358	451	—	(68)	—	(68)
Fidelity VIP Freedom 2025 (Pinnacle IV)	5	300	(424)	(119)	—	(865)	—	(10)	(875)	(994)	8,701	7,707	—	(66)	—	(66)
Fidelity VIP Freedom 2025 (Pinnacle V)	2,030	50,340	(63,216)	(10,846)	347,929	(290,437)	—	(2,350)	55,142	44,296	451,439	495,735	27,686	(23,337)	(1)	4,348
Fidelity VIP Freedom 2030 (AnnuiChoice II)	59	37	(602)	(506)	9,380	—	—	—	9,380	8,874	—	8,874	711	—	—	711
Fidelity VIP Freedom 2030 (Pinnacle IV)	—	26	(88)	(62)	—	—	—	(16)	(16)	(78)	3,144	3,066	—	(1)	—	(1)
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	(182)	1,258	(897)	179	—	(6,549)	(16,964)	(42)	(23,555)	(23,376)	23,376	—	—	(460)	(1,181)	(1,641)
Fidelity VIP Freedom 2030 (Pinnacle Plus)	(198,178)	934,450	(652,613)	83,659	—	(2,221,301)	(13,596,040)	(1,544)	(15,818,885)	(15,735,226)	16,692,868	957,642	—	(193,321)	(1,096,221)	(1,289,542)
Fidelity VIP Freedom 2030 (Pinnacle V)	(171)	1,919	(5,301)	(3,553)	—	(2,090)	—	(40)	(2,130)	(5,683)	176,059	170,376	—	(171)	(1)	(172)
Fidelity VIP Growth (AnnuiChoice II)	(5,835)	24,430	5,121	23,716	420	(13,573)	250,584	(607)	236,824	260,540	361,116	621,656	23	(771)	13,685	12,937
Fidelity VIP Growth (GrandMaster)	(7,785)	39,748	(95)	31,868	11,587	(28,275)	28,507	(123)	11,696	43,564	566,574	610,138	715	(1,768)	1,832	779
Fidelity VIP Growth (AdvantEdge)	(1,451)	9,158	(2,727)	4,980	—	(12,777)	—	(93)	(12,870)	(7,890)	93,993	86,103	—	(850)	—	(850)
Fidelity VIP Growth (AnnuiChoice)	(910)	5,328	929	5,347	—	(5,405)	(659)	(59)	(6,123)	(776)	92,931	92,155	—	(304)	(37)	(341)
Fidelity VIP Growth (GrandMaster flex3)	(1,123)	7,824	(2,863)	3,838	—	(7,620)	2,426	(73)	(5,267)	(1,429)	70,042	68,613	—	(378)	126	(252)
Fidelity VIP Growth (IQ3)	(1,948)	8,878	171	7,101	—	(4,726)	(1,975)	(101)	(6,802)	299	135,785	136,084	—	(364)	(154)	(518)
Fidelity VIP Growth (Pinnacle)	(1,564)	3,344	5,225	7,005	—	(9,148)	102,864	(13)	93,703	100,708	79,295	180,003	—	(571)	6,523	5,952
Fidelity VIP Growth (Pinnacle IV)	(7,665)	68,531	(33,496)	27,370	120	(60,991)	6,972	(245)	(54,144)	(26,774)	535,119	508,345	7	(3,387)	357	(3,023)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(86)	1,011	(778)	147	—	(14,059)	10,408	(9)	(3,660)	(3,513)	14,014	10,501	—	(788)	560	(228)
Fidelity VIP Growth (Pinnacle Plus)	(6,076)	44,826	(19,060)	19,690	—	(5,769)	(95,149)	(43)	(100,961)	(81,271)	388,816	307,545	—	(291)	(4,673)	(4,964)
Fidelity VIP Growth (Pinnacle V)	(7,068)	81,997	(54,900)	20,029	89,444	(131,337)	10,959	(2,299)	(33,233)	(13,204)	460,940	447,736	5,626	(8,719)	715	(2,378)
Fidelity VIP High Income (AdvantEdge)	(1,070)	2,778	(2,640)	(932)	—	(26,151)	26,599	(185)	263	(669)	43,486	42,817	—	(1,821)	1,946	125
Fidelity VIP High Income (AnnuiChoice II)	6,425	(579)	(11,503)	(5,657)	11,363	(11,202)	2,426	(58)	2,529	(3,128)	121,571	118,443	776	(743)	170	203
Fidelity VIP High Income (AnnuiChoice)	11,360	586	(21,445)	(9,499)	36,439	(51,311)	(793)	(223)	(15,888)	(25,387)	220,287	194,900	1,684	(2,365)	(36)	(717)
Fidelity VIP High Income (GrandMaster flex3)	(5,296)	2,727	337	(2,232)	—	(21,845)	(42,302)	(52)	(64,199)	(66,431)	110,672	44,241	—	(1,143)	(2,230)	(3,373)
Fidelity VIP High Income (IQ3)	(16,636)	40,708	(8,630)	15,442	—	(666,468)	601,739	(1,125)	(65,854)	(50,412)	280,059	229,647	—	(38,407)	36,199	(2,208)
Fidelity VIP High Income (Pinnacle)	1,310	(169)	(1,931)	(790)	—	(19,696)	3,140	(8)	(16,564)	(17,354)	42,041	24,687	—	(1,136)	184	(952)
Fidelity VIP High Income (Pinnacle IV)	10,202	(14,785)	(5,959)	(10,542)	100	(41,140)	2,975	(100)	(38,165)	(48,707)	251,838	203,131	5	(2,122)	165	(1,952)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	2,232	(147)	(4,050)	(1,965)	—	(1,755)	39,306	(6)	37,545	35,580	974	36,554	—	(146)	3,247	3,101
Fidelity VIP High Income (Pinnacle Plus)	5,388	(2,833)	(8,905)	(6,350)	—	(11,555)	(39,134)	(203)	(50,892)	(57,242)	170,941	113,699	—	(661)	(2,249)	(2,910)
Fidelity VIP High Income (Pinnacle V)	15,672	(14,175)	(14,699)	(13,202)	25,018	(93,202)	(2,162)	(295)	(70,641)	(83,843)	408,866	325,023	1,857	(6,728)	(3)	(4,874)
Fidelity VIP II Index 500 (Pinnacle)	2,514	49,395	(53,964)	(2,055)	12,866	(119,209)	(17,286)	(701)	(124,330)	(126,385)	738,031	611,646	926	(8,373)	(1,246)	(8,693)
Fidelity VIP II Index 500 (Pinnacle IV)	9,199	217,337	(237,629)	(11,093)	27,404	(549,705)	278,193	(743)	(244,851)	(255,944)	2,880,263	2,624,319	1,903	(38,792)	19,608	(17,281)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle V)	$20,869	$498,126	$(548,672)	$(29,677)	$1,729,612	$(444,110)	$(520,188)	$(25,116)	$740,198	$710,521	$5,706,057	$6,416,578	124,114	(34,224)	(36,329)	53,561
Fidelity VIP Index 500 (AdvantEdge)	670	68,775	(70,163)	(718)	144	(39,834)	(87,783)	(5,396)	(132,869)	(133,587)	1,041,691	908,104	9	(2,967)	(5,335)	(8,293)
Fidelity VIP Index 500 (AnnuiChoice II)	20,878	63,804	(90,107)	(5,425)	1,076,285	(75,672)	199,530	(4,136)	1,196,007	1,190,582	1,143,677	2,334,259	73,446	(5,417)	13,842	81,871
Fidelity VIP Index 500 (AnnuiChoice)	4,423	8,023	(12,312)	134	89,250	(101,940)	90,188	(193)	77,305	77,439	387,535	464,974	4,884	(5,575)	4,850	4,159
Fidelity VIP Index 500 (Grandmaster flex3)	724	30,815	(32,605)	(1,066)	—	(36,148)	(1,869)	(267)	(38,284)	(39,350)	401,347	361,997	—	(2,550)	(113)	(2,663)
Fidelity VIP Index 500 (Grandmaster)	12,584	84,504	(103,268)	(6,180)	6,467	(171,936)	113,333	(896)	(53,032)	(59,212)	2,555,380	2,496,168	446	(12,019)	7,934	(3,639)
Fidelity VIP Index 500 (IQ3)	1,202	55,362	(58,111)	(1,547)	—	(142,274)	(95,918)	(238)	(238,430)	(239,977)	853,699	613,722	—	(8,795)	(6,060)	(14,855)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	4,139	10,789	(17,888)	(2,960)	—	(87,600)	139,055	(209)	51,246	48,286	553,414	601,700	—	(5,008)	7,736	2,728
Fidelity VIP Index 500 (Pinnacle Plus)	(1,031)	122,710	(123,411)	(1,732)	—	(151,123)	(157,112)	(688)	(308,923)	(310,655)	1,079,155	768,500	—	(7,314)	(7,534)	(14,848)
Fidelity VIP Investment Grade Bond (AdvantEdge)	5,959	1,125	(25,313)	(18,229)	6,695	(78,972)	29,466	(5,239)	(48,050)	(66,279)	809,526	743,247	539	(6,705)	2,358	(3,808)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	15,107	1,107	(35,210)	(18,996)	373,930	(16,143)	18,901	(4,445)	372,243	353,247	698,867	1,052,114	27,920	(1,533)	1,347	27,734
Fidelity VIP Investment Grade Bond (AnnuiChoice)	1,932	(821)	(4,391)	(3,280)	140,905	(194,491)	281	(48)	(53,353)	(56,633)	212,789	156,156	8,293	(11,513)	16	(3,204)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	560	(831)	(1,143)	(1,414)	—	(21,804)	53	(62)	(21,813)	(23,227)	84,935	61,708	—	(1,594)	4	(1,590)
Fidelity VIP Investment Grade Bond (GrandMaster)	5,058	(118)	(13,685)	(8,745)	9,242	(7,108)	38,108	(77)	40,165	31,420	394,528	425,948	722	(559)	3,005	3,168
Fidelity VIP Investment Grade Bond (IQ3)	1,776	10,053	(19,461)	(7,632)	34,390	(158,197)	(10,649)	(308)	(134,764)	(142,396)	421,246	278,850	2,166	(9,969)	(664)	(8,467)
Fidelity VIP Investment Grade Bond (Pinnacle)	1,251	(2,056)	(2,356)	(3,161)	—	(44,302)	(199)	(90)	(44,591)	(47,752)	185,831	138,079	—	(3,191)	(9)	(3,200)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	3,578	477	(20,871)	(16,816)	48,314	(406,144)	(18,395)	(236)	(376,461)	(393,277)	994,599	601,322	3,552	(29,656)	(1,362)	(27,466)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	184	(204)	(318)	(338)	—	(12,385)	—	(3)	(12,388)	(12,726)	29,446	16,720	—	(882)	—	(882)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	929	785	(2,849)	(1,135)	—	(18,087)	18,753	(120)	546	(589)	81,215	80,626	—	(1,635)	1,730	95
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	92,555	(1,998)	(165,112)	(74,555)	—	(142,401)	4,581,054	(78)	4,438,575	4,364,020	78,310	4,442,330	—	(10,716)	344,501	333,785
Fidelity VIP Investment Grade Bond (Pinnacle V)	85,228	(24,292)	(253,816)	(192,880)	2,247,495	(423,985)	33,264	(44,203)	1,812,571	1,619,691	6,545,241	8,164,932	176,698	(36,905)	2,676	142,469
Fidelity VIP Mid Cap (AdvantEdge)	(9,166)	89,225	(101,303)	(21,244)	3,600	(94,176)	21,845	(3,949)	(72,680)	(93,924)	726,030	632,106	223	(6,457)	1,481	(4,753)
Fidelity VIP Mid Cap (AnnuiChoice II)	(6,240)	74,426	(92,909)	(24,723)	128,830	(8,378)	78,481	(306)	198,627	173,904	596,147	770,051	7,262	(484)	4,336	11,114
Fidelity VIP Mid Cap (AnnuiChoice)	(2,253)	35,488	(40,731)	(7,496)	—	(7,650)	(286)	(282)	(8,218)	(15,714)	295,305	279,591	—	(230)	(8)	(238)
Fidelity VIP Mid Cap (GrandMaster flex3)	(3,845)	46,250	(50,821)	(8,416)	180	(15,937)	(7,102)	(104)	(22,963)	(31,379)	302,155	270,776	6	(507)	(224)	(725)
Fidelity VIP Mid Cap (Grandmaster)	(4,845)	54,267	(62,062)	(12,640)	920	(9,712)	32,141	(108)	23,241	10,601	426,957	437,558	35	(368)	1,249	916
Fidelity VIP Mid Cap (IQ Annuity)	(12,323)	132,498	(148,645)	(28,470)	24,022	(32,605)	(58,154)	(215)	(66,952)	(95,422)	1,012,208	916,786	724	(1,021)	(1,816)	(2,113)
Fidelity VIP Mid Cap (Pinnacle)	(4,889)	52,686	(60,401)	(12,604)	2,333	(27,974)	(40,251)	(156)	(66,048)	(78,652)	450,324	371,672	156	(1,803)	(2,767)	(4,414)
Fidelity VIP Mid Cap (Pinnacle IV)	(14,517)	219,788	(226,689)	(21,418)	22,823	(282,303)	(20,528)	(718)	(280,726)	(302,144)	1,294,275	992,131	679	(8,540)	(595)	(8,456)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	2	300	(212)	90	—	(1,673)	(145)	(5)	(1,823)	(1,733)	1,733	—	—	—	(113)	(113)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(4,361)	62,231	(73,829)	(15,959)	—	(95,234)	128,588	(751)	32,603	16,644	547,418	564,062	—	(6,602)	8,841	2,239
Fidelity VIP Mid Cap (Pinnacle Plus)	(8,108)	63,317	(71,760)	(16,551)	—	(75,495)	(121,077)	(471)	(197,043)	(213,594)	639,303	425,709	—	(2,467)	(3,988)	(6,455)
Fidelity VIP Mid Cap (Pinnacle V)	(27,191)	302,750	(337,684)	(62,125)	146,020	(425,003)	69,932	(5,250)	(214,301)	(276,426)	2,088,343	1,811,917	9,374	(28,720)	4,752	(14,594)
Fidelity VIP Overseas (AdvantEdge)	(1,892)	13,710	(2,643)	9,175	72	(25,707)	(15,711)	(2,846)	(44,192)	(35,017)	376,789	341,772	7	(2,875)	(1,499)	(4,367)
Fidelity VIP Overseas (AnnuiChoice II)	428	5,669	(5,541)	556	55,359	(3,530)	17,699	(692)	68,836	69,392	203,076	272,468	4,519	(360)	1,615	5,774
Fidelity VIP Overseas (AnnuiChoice)	(33)	8,634	(3,658)	4,943	10,894	(23,090)	(22,995)	(197)	(35,388)	(30,445)	187,991	157,546	641	(1,335)	(1,329)	(2,023)
Fidelity VIP Overseas (GrandMaster flex3)	(481)	4,363	(1,857)	2,025	—	(3,594)	11,040	(85)	7,361	9,386	105,499	114,885	—	(241)	750	509
Fidelity VIP Overseas (GrandMaster)	(914)	(2,991)	8,591	4,686	4,258	(20,551)	(35,004)	(92)	(51,389)	(46,703)	210,098	163,395	438	(2,183)	(3,715)	(5,460)
Fidelity VIP Overseas (IQ3)	(1,274)	10,553	(1,484)	7,795	1,945	(6,669)	(2,560)	(136)	(7,420)	375	371,671	372,046	148	(509)	(127)	(488)
Fidelity VIP Overseas (Pinnacle)	(1,351)	2,240	6,737	7,626	1,436	(30,769)	9,087	(225)	(20,471)	(12,845)	366,740	353,895	95	(1,973)	581	(1,297)
Fidelity VIP Overseas (Pinnacle IV)	(1,974)	(5,557)	14,075	6,544	17,386	(91,112)	33,316	(438)	(40,848)	(34,304)	467,063	432,759	1,089	(6,003)	2,086	(2,828)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	483	(1,810)	1,733	406	—	(31,756)	68,988	(102)	37,130	37,536	37,994	75,530	—	(2,711)	5,768	3,057
Fidelity VIP Overseas (Pinnacle Plus)	(1,316)	(2,184)	13,759	10,259	—	(109,693)	34,834	(198)	(75,057)	(64,798)	237,515	172,717	—	(5,658)	1,897	(3,761)
Fidelity VIP Overseas (Pinnacle V)	(4,982)	49,858	(26,089)	18,787	30,014	(165,829)	7,432	(1,666)	(130,049)	(111,262)	965,053	853,791	3,287	(18,244)	730	(14,227)
Fidelity VIP Target Volatility (AdvantEdge)	(268)	216	(625)	(677)	—	—	(22,349)	(1)	(22,350)	(23,027)	23,027	—	—	—	(2,151)	(2,151)
Fidelity VIP Target Volatility (AnnuiChoice II)	42	26	(493)	(425)	8,250	—	46	(33)	8,263	7,838	—	7,838	746	(3)	4	747
Fidelity VIP Target Volatility (Pinnacle V)	(43)	2,359	(12,034)	(9,718)	190,007	(9,190)	1,520	(904)	181,433	171,715	58,831	230,546	17,429	(915)	150	16,664
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	(345)	1,764	(4,001)	(2,582)	—	(16,994)	—	(66)	(17,060)	(19,642)	46,253	26,611	—	(1,227)	—	(1,227)
Columbia VIT Mid Cap Value (AnnuiChoice II)	(2,602)	23	(21,733)	(24,312)	257,612	(490)	63,033	(35)	320,120	295,808	19,297	315,105	17,247	(37)	4,232	21,442
Columbia VIT Mid Cap Value (Annuichoice)	(42)	11	(223)	(254)	—	—	1,673	(5)	1,668	1,414	3,953	5,367	—	—	118	118
Columbia VIT Mid Cap Value (Grandmaster flex3)	(2,992)	5,783	(14,724)	(11,933)	—	(27,230)	(11,251)	(187)	(38,668)	(50,601)	215,498	164,897	—	(1,934)	(765)	(2,699)
Columbia VIT Mid Cap Value (Grandmaster)	(268)	2,701	(1,649)	784	—	—	(41,541)	(5)	(41,546)	(40,762)	41,617	855	—	—	(2,781)	(2,781)
Columbia VIT Mid Cap Value (Pinnacle)	(517)	1,663	(3,388)	(2,242)	—	(10,978)	(4,821)	(9)	(15,808)	(18,050)	52,352	34,302	—	(745)	(331)	(1,076)
Columbia VIT Mid Cap Value (Pinnacle IV)	(705)	384	(2,778)	(3,099)	—	(2,172)	(3,415)	(8)	(5,595)	(8,694)	51,002	42,308	—	(154)	(245)	(399)
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	(520)	(738)	(2,264)	(3,522)	—	(27,637)	34,939	(5)	7,297	3,775	24,229	28,004	—	(1,958)	2,337	379

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle Plus)	$(2,997)	$4,946	$(12,553)	$(10,604)	$—	$(22,212)	$(31,563)	$(196)	$(53,971)	$(64,575)	$223,001	$158,426	—	(1,541)	(2,153)	(3,694)
Columbia VIT Mid Cap Value (Pinnacle V)	(3,785)	5,214	(19,422)	(17,993)	50,672	(40,594)	12,660	(550)	22,188	4,195	208,485	212,680	3,538	(3,033)	795	1,300
Franklin Growth and Income VIP Fund (Pinnacle)	51,193	57,013	(150,525)	(42,319)	—	(378,872)	(53,006)	(940)	(432,818)	(475,137)	2,500,850	2,025,713	—	(18,028)	(2,543)	(20,571)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	181	663	(957)	(113)	—	(1,619)	—	(9)	(1,628)	(1,741)	9,462	7,721	—	(75)	—	(75)
Franklin Income VIP Fund (Pinnacle)	157,939	110,557	(636,520)	(368,024)	18,916	(506,155)	(129,999)	(1,277)	(618,515)	(986,539)	5,042,927	4,056,388	851	(22,100)	(5,544)	(26,793)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	9,605	95	(30,912)	(21,212)	—	—	—	(7)	(7)	(21,219)	269,824	248,605	—	—	—	—
JP Morgan IT Mid Cap Value (AnnuiChoice)	1	160	(234)	(73)	—	—	—	(5)	(5)	(78)	2,030	1,952	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(638)	20,146	(22,939)	(3,431)	—	(18,477)	—	(10)	(18,487)	(21,918)	115,663	93,745	—	(636)	—	(636)
JP Morgan IT Mid Cap Value (Grandmaster)	(295)	8,770	(11,593)	(3,118)	—	(3,431)	—	—	(3,431)	(6,549)	81,437	74,888	—	(122)	—	(122)
JP Morgan IT Mid Cap Value (IQ3)	(287)	5,196	(7,376)	(2,467)	—	(126)	—	(33)	(159)	(2,626)	60,729	58,103	—	(6)	—	(6)
JP Morgan IT Mid Cap Value (Pinnacle)	(352)	8,239	(11,635)	(3,748)	—	(520)	—	(14)	(534)	(4,282)	95,064	90,782	—	(19)	—	(19)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(2,986)	111,968	(133,537)	(24,555)	—	(66,948)	(16,629)	(204)	(83,781)	(108,336)	683,534	575,198	—	(2,371)	(604)	(2,975)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(620)	15,012	(23,348)	(8,956)	—	(19,796)	70,229	(193)	50,240	41,284	189,154	230,438	—	(1,045)	3,653	2,608
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(62)	34,208	(34,770)	(624)	—	(9,963)	(70,229)	(41)	(80,233)	(80,857)	85,325	4,468	—	(358)	(2,537)	(2,895)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	362	11	(628)	(255)	—	(189)	—	(1)	(190)	(445)	9,845	9,400	—	(8)	—	(8)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	53	3	(91)	(35)	—	—	—	(4)	(4)	(39)	1,375	1,336	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	8,910	4,322	(15,760)	(2,528)	—	(80,124)	242	(52)	(79,934)	(82,462)	225,093	142,631	—	(2,746)	8	(2,738)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	2,595	1,300	(5,350)	(1,455)	—	(9,762)	—	(28)	(9,790)	(11,245)	69,845	58,600	—	(416)	—	(416)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	596	(18)	(890)	(312)	—	—	—	(6)	(6)	(318)	14,176	13,858	—	—	—	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	9	24	15	48	—	—	—	(9)	(9)	39	4,797	4,836	—	(1)	—	(1)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(58)	12,835	(12,114)	663	—	(29,341)	—	(14)	(29,355)	(28,692)	29,994	1,302	—	(837)	—	(837)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(269)	2,631	(1,710)	652	—	(5,018)	—	(46)	(5,064)	(4,412)	123,044	118,632	—	(160)	—	(160)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(90)	429	172	511	—	—	—	(48)	(48)	463	74,286	74,749	—	(2)	1	(1)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(411)	50,511	(32,210)	17,890	6,508	(38,476)	(291,348)	(180)	(323,496)	(305,606)	773,885	468,279	159	(902)	(6,433)	(7,176)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(795)	235,259	(249,619)	(15,155)	—	(581,927)	(40,625)	(180)	(622,732)	(637,887)	1,414,584	776,697	—	(17,465)	(1,170)	(18,635)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	(16)	7	1,046	1,037	—	—	63,729	—	63,729	64,766	—	64,766	—	—	6,399	6,399
American Funds Managed Risk Asset Allocation (AnnuiChoice)	—	2	(4)	(2)	—	—	—	(2)	(2)	(4)	95	91	—	—	—	—
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	247	1,401	(3,804)	(2,156)	11,000	(1,874)	21,382	(79)	30,429	28,273	69,590	97,863	1,049	(190)	2,059	2,918
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	5	117	(365)	(243)	—	(856)	4,933	(8)	4,069	3,826	1,646	5,472	—	(83)	465	382
American Funds Managed Risk Asset Allocation (Pinnacle)	(53)	509	(320)	136	—	(24)	(9,495)	(62)	(9,581)	(9,445)	10,049	604	—	(8)	(897)	(905)
American Funds Managed Risk Asset Allocation (Pinnacle IV)	7	316	(669)	(346)	—	(3,345)	(3,013)	(31)	(6,389)	(6,735)	19,635	12,900	—	(328)	(287)	(615)
American Funds Managed Risk Asset Allocation (Pinnacle V)	326	20,949	(54,934)	(33,659)	644,324	(12,372)	(16,303)	(3,156)	612,493	578,834	781,482	1,360,316	62,201	(1,499)	(1,567)	59,135
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(2,099)	20,164	(33,376)	(15,311)	48	(53,454)	(1,044)	(510)	(54,960)	(70,271)	235,442	165,171	2	(2,631)	(46)	(2,675)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(650)	9,150	(16,618)	(8,118)	31,981	(977)	(2,171)	(335)	28,498	20,380	88,848	109,228	1,504	(61)	(95)	1,348
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(151)	1,048	(2,104)	(1,207)	—	—	—	(2)	(2)	(1,209)	15,555	14,346	—	—	—	—
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(352)	2,911	(6,238)	(3,679)	—	(336)	6,966	(4)	6,626	2,947	43,111	46,058	—	(16)	331	315
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(1,097)	6,752	(13,049)	(7,394)	—	(7,995)	—	(182)	(8,177)	(15,571)	101,860	86,289	—	(391)	—	(391)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(67)	410	(1,210)	(867)	—	(31)	5,877	(7)	5,839	4,972	6,640	11,612	—	(2)	280	278
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(362)	2,473	(5,214)	(3,103)	—	(2,445)	—	—	(2,445)	(5,548)	42,307	36,759	—	(117)	(1)	(118)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(4,568)	40,327	(80,024)	(44,265)	165,464	(11,868)	15,606	(2,521)	166,681	122,416	404,392	526,808	7,834	(696)	770	7,908
Franklin Growth and Income VIP Fund (AdvantEdge)	2,465	7,735	(13,615)	(3,415)	—	(11,651)	(1,569)	(704)	(13,924)	(17,339)	147,387	130,048	—	(854)	(107)	(961)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	7,353	27,838	(40,870)	(5,679)	—	(17,619)	115,342	(307)	97,416	91,737	263,270	355,007	—	(1,211)	7,899	6,688
Franklin Growth and Income VIP Fund (AnnuiChoice)	4,398	12,626	(20,263)	(3,239)	—	(5,730)	(15,336)	(161)	(21,227)	(24,466)	189,244	164,778	—	(278)	(717)	(995)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	5,593	19,959	(33,994)	(8,442)	—	(38,189)	3,034	(142)	(35,297)	(43,739)	303,575	259,836	—	(2,004)	143	(1,861)
Franklin Growth and Income VIP Fund (Grandmaster)	14,820	27,195	(58,714)	(16,699)	3,264	(27,583)	(638)	(82)	(25,039)	(41,738)	754,039	712,301	160	(1,366)	(32)	(1,238)
Franklin Growth and Income VIP Fund (IQ Annuity)	17,082	23,373	(58,456)	(18,001)	11,564	(153,632)	8,351	(411)	(134,128)	(152,129)	865,389	713,260	575	(7,652)	410	(6,667)
Franklin Growth and Income VIP Fund (Pinnacle)	14,286	45,826	(75,868)	(15,756)	7,325	(55,620)	(27,020)	(168)	(75,483)	(91,239)	800,806	709,567	587	(4,390)	(2,090)	(5,893)
Franklin Growth and Income VIP Fund (Pinnacle IV)	36,042	190,979	(266,583)	(39,562)	20,480	(295,052)	15,692	(450)	(259,330)	(298,892)	1,911,024	1,612,132	1,012	(14,622)	762	(12,848)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	(5)	245	(229)	11	—	(846)	(28)	(1)	(875)	(864)	876	12	—	—	(67)	(67)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	4,598	5,635	(14,001)	(3,768)	—	(19,481)	139,659	(293)	119,885	116,117	188,394	304,511	—	(1,230)	8,605	7,375
Franklin Growth and Income VIP Fund (Pinnacle Plus)	5,544	51,028	(65,458)	(8,886)	—	(76,636)	(132,180)	(129)	(208,945)	(217,831)	385,362	167,531	—	(4,119)	(7,173)	(11,292)
Franklin Growth and Income VIP Fund (Pinnacle V)	18,518	72,214	(115,076)	(24,344)	1,200	(103,260)	11,214	(4,090)	(94,936)	(119,280)	1,100,145	980,865	100	(8,772)	935	(7,737)
Franklin Income VIP Fund (AdvantEdge)	11,585	432	(38,849)	(26,832)	—	(46,462)	(68,704)	(563)	(115,729)	(142,561)	370,026	227,465	—	(3,681)	(5,145)	(8,826)
Franklin Income VIP Fund (AnnuiChoice II)	26,556	11,078	(104,082)	(66,448)	96,110	(53,738)	105,562	(406)	147,528	81,080	679,261	760,341	6,553	(3,704)	7,122	9,971
Franklin Income VIP Fund (AnnuiChoice)	6,078	1,372	(20,285)	(12,835)	—	(4,362)	(15,330)	(167)	(19,859)	(32,694)	171,576	138,882	—	(202)	(666)	(868)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (GrandMaster flex3)	$36,042	$43,053	$(177,385)	$(98,290)	$360	$(129,699)	$(25,591)	$(611)	$(155,541)	$(253,831)	$1,270,348	$1,016,517	17	(6,016)	(1,171)	(7,170)
Franklin Income VIP Fund (Grandmaster)	28,642	10,334	(107,349)	(68,373)	5,631	(90,017)	(114,978)	(196)	(199,560)	(267,933)	945,172	677,239	263	(4,340)	(4,987)	(9,064)
Franklin Income VIP Fund (IQ Annuity)	33,479	34,644	(158,304)	(90,181)	480	(113,067)	18,484	(762)	(94,865)	(185,046)	1,144,246	959,200	22	(5,132)	799	(4,311)
Franklin Income VIP Fund (Pinnacle IV)	69,279	4,378	(253,804)	(180,147)	144,129	(538,759)	(893)	(499)	(396,022)	(576,169)	2,439,220	1,863,051	6,715	(24,620)	(96)	(18,001)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	10,173	(1,969)	(38,426)	(30,222)	21,889	(100,200)	203,260	(285)	124,664	94,442	296,632	391,074	1,645	(7,531)	15,448	9,562
Franklin Income VIP Fund (Pinnacle Plus)	11,677	(41,715)	5,459	(24,579)	—	(159,769)	(215,860)	(204)	(375,833)	(400,412)	609,200	208,788	—	(8,172)	(11,360)	(19,532)
Franklin Income VIP Fund (Pinnacle V)	245,937	43,345	(1,014,532)	(725,250)	802,276	(1,066,822)	1,290,586	(2,925)	1,023,115	297,865	7,261,695	7,559,560	63,928	(88,462)	103,480	78,946
Franklin Large Cap Growth VIP Fund (AdvantEdge)	(2,403)	71,655	(61,006)	8,246	22,656	(52,731)	(11,637)	(1,457)	(43,169)	(34,923)	203,422	168,499	1,426	(3,547)	(706)	(2,827)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	(2,472)	62,895	(51,363)	9,060	1,876	(4,514)	19,202	(489)	16,075	25,135	229,833	254,968	110	(292)	1,086	904
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	(534)	25,270	(21,421)	3,315	—	(2,170)	(31,630)	(23)	(33,823)	(30,508)	77,987	47,479	—	(97)	(1,458)	(1,555)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	(119)	4,827	(3,105)	1,603	—	(10,859)	43,955	(11)	33,085	34,688	10,275	44,963	—	(524)	2,206	1,682
Franklin Large Cap Growth VIP Fund (Grandmaster)	(439)	9,759	(8,016)	1,304	4,479	(487)	(1,270)	(10)	2,712	4,016	36,569	40,585	209	(23)	(67)	119
Franklin Large Cap Growth VIP Fund (IQ Annuity)	(3,045)	113,207	(91,992)	18,170	—	(5,423)	(116,067)	(62)	(121,552)	(103,382)	301,440	198,058	—	(252)	(5,351)	(5,603)
Franklin Large Cap Growth VIP Fund (Pinnacle)	(1,286)	28,994	(22,041)	5,667	633	(24,823)	6,001	(80)	(18,269)	(12,602)	125,730	113,128	31	(1,170)	285	(854)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	(7,383)	183,668	(151,729)	24,556	25,034	(30,343)	(28,479)	(93)	(33,881)	(9,325)	600,847	591,522	1,176	(1,445)	(1,373)	(1,642)
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	(25)	2,240	(1,738)	477	—	(6,273)	—	1	(6,272)	(5,795)	5,795	—	—	(287)	—	(287)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	(680)	19,634	(15,372)	3,582	—	(4,391)	9,091	(157)	4,543	8,125	74,531	82,656	—	(260)	547	287
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	(2,090)	35,920	(28,173)	5,657	—	(18,490)	(1,393)	(118)	(20,001)	(14,344)	141,735	127,391	—	(991)	(91)	(1,082)
Franklin Large Cap Growth VIP Fund (Pinnacle V)	(13,493)	300,430	(248,040)	38,897	67,974	(72,007)	(9,122)	(3,325)	(16,480)	22,417	998,158	1,020,575	4,759	(5,420)	(622)	(1,283)
Franklin Mutual Shares VIP Fund (AdvantEdge)	22,169	182,321	(302,106)	(97,616)	8,447	(144,590)	(32,660)	(11,427)	(180,230)	(277,846)	1,725,223	1,447,377	657	(11,839)	(2,377)	(13,559)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	13,411	75,756	(132,004)	(42,837)	171,929	(42,580)	31,678	(3,123)	157,904	115,067	657,717	772,784	12,587	(3,220)	2,435	11,802
Franklin Mutual Shares VIP Fund (AnnuiChoice)	5,127	23,256	(42,121)	(13,738)	58,501	(63,366)	(20,998)	(233)	(26,096)	(39,834)	243,161	203,327	2,575	(2,809)	(955)	(1,189)
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	10,162	53,249	(106,202)	(42,791)	360	(30,846)	(33,367)	(299)	(64,152)	(106,943)	737,218	630,275	17	(1,484)	(1,522)	(2,989)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	292	813	(1,748)	(643)	—	—	—	—	—	(643)	11,673	11,030	—	—	—	—
Franklin Mutual Shares VIP Fund (IQ Annuity)	5,076	32,622	(57,077)	(19,379)	1,386	(5,493)	4,821	(242)	472	(18,907)	300,390	281,483	64	(268)	207	3
Franklin Mutual Shares VIP Fund (Pinnacle)	9,002	54,669	(95,354)	(31,683)	450	(45,745)	(98)	(164)	(45,557)	(77,240)	566,292	489,052	21	(2,073)	3	(2,049)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	18,172	119,420	(206,285)	(68,693)	3,732	(117,967)	15,406	(410)	(99,239)	(167,932)	1,178,932	1,011,000	169	(5,524)	735	(4,620)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	(4)	259	(219)	36	—	(848)	(27)	(1)	(876)	(840)	840	—	—	(38)	—	(38)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	3,238	11,174	(27,272)	(12,860)	—	(16,631)	166,021	(106)	149,284	136,424	85,994	222,418	—	(1,089)	10,900	9,811
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	3,828	9,007	(26,819)	(13,984)	—	(89,120)	(159,234)	(199)	(248,553)	(262,537)	417,104	154,567	—	(4,677)	(8,334)	(13,011)
Franklin Mutual Shares VIP Fund (Pinnacle V)	68,862	454,946	(810,579)	(286,771)	836,112	(468,475)	16,877	(19,214)	365,300	78,529	4,014,955	4,093,484	72,270	(43,095)	1,864	31,039
Franklin Mutual Shares VIP Fund(Grandmaster)	7,528	62,843	(94,228)	(23,857)	—	(53,419)	(73,989)	(83)	(127,491)	(151,348)	463,777	312,429	—	(2,641)	(3,333)	(5,974)
Franklin Small Cap Value VIP Fund (AdvantEdge)	(591)	11,821	(18,053)	(6,823)	4,607	(7,215)	15,305	(317)	12,380	5,557	76,642	82,199	303	(506)	1,042	839
Franklin Small Cap Value VIP Fund (Annuichoice II)	(544)	9,332	(12,796)	(4,008)	13,160	(3,126)	8,403	(74)	18,363	14,355	38,700	53,055	994	(207)	568	1,355
Franklin Small Cap Value VIP Fund (Annuichoice)	(45)	4,782	(6,040)	(1,303)	—	(1,007)	(22,555)	(22)	(23,584)	(24,887)	24,887	—	—	(73)	(1,659)	(1,732)
Franklin Small Cap Value VIP Fund (Grandmaster)	(789)	22,878	(30,402)	(8,313)	—	(6,340)	(42,901)	(6)	(49,247)	(57,560)	156,786	99,226	—	(464)	(2,981)	(3,445)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	(215)	4,318	(6,233)	(2,130)	—	(750)	3,456	(12)	2,694	564	21,549	22,113	—	(55)	251	196
Franklin Small Cap Value VIP Fund (IQ Annuity)	(924)	16,612	(27,226)	(11,538)	702	(8,818)	(100,866)	(45)	(109,027)	(120,565)	196,376	75,811	51	(657)	(7,559)	(8,165)
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	(43)	1,587	(2,555)	(1,011)	—	—	3,376	(2)	3,374	2,363	8,087	10,450	—	—	198	198
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	(682)	(3,323)	(3,188)	(7,193)	—	(16,218)	2,662	(22)	(13,578)	(20,771)	68,965	48,194	—	(1,204)	28	(1,176)
Franklin Small Cap Value VIP Fund (Pinnacle)	(1,105)	29,202	(41,213)	(13,116)	—	(16,893)	(11,134)	(32)	(28,059)	(41,175)	172,081	130,906	—	(1,219)	(840)	(2,059)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	(1,098)	22,293	(32,883)	(11,688)	975	(2,310)	(6,911)	(36)	(8,282)	(19,970)	140,796	120,826	70	(195)	(481)	(606)
Franklin Small Cap Value VIP Fund (Pinnacle V)	(2,987)	67,571	(95,186)	(30,602)	18,493	(99,879)	20,334	(433)	(61,485)	(92,087)	375,000	282,913	1,448	(7,676)	1,516	(4,712)
Invesco VI American Franchise (AdvantEdge)	(215)	580	64	429	—	—	(789)	(121)	(910)	(481)	13,492	13,011	—	(7)	(47)	(54)
Invesco VI American Franchise (AnnuiChoice II)	(289)	598	712	1,021	—	(125)	17,543	(73)	17,345	18,366	16,597	34,963	—	(10)	936	926
Invesco VI American Franchise (GrandMaster flex3)	(207)	102	508	403	—	—	—	—	—	403	12,860	13,263	—	—	—	—
Invesco VI American Franchise (Grandmaster)	(74)	54	203	183	—	—	—	—	—	183	5,469	5,652	—	—	—	—
Invesco VI American Franchise (IQ Annuity)	(3)	14	4	15	453	(432)	82	(3)	100	115	—	115	20	(19)	4	5
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	(3)	53	(33)	17	—	(2,403)	—	(1)	(2,404)	(2,387)	2,387	—	—	(146)	—	(146)
Invesco VI American Franchise (Pinnacle Plus)	(1,240)	15,400	(9,558)	4,602	—	(3,038)	(76,869)	(54)	(79,961)	(75,359)	106,476	31,117	—	(156)	(3,740)	(3,896)
Invesco VI American Franchise (Pinnacle)	(255)	989	(100)	634	—	(3,968)	(97)	(19)	(4,084)	(3,450)	20,894	17,444	—	(171)	(4)	(175)
Invesco VI American Franchise (Pinnacle IV)	(2,149)	13,243	(6,204)	4,890	—	(15,589)	1,087	(32)	(14,534)	(9,644)	151,642	141,998	—	(668)	47	(621)
Invesco VI American Franchise (Pinnacle V)	(1,252)	29,590	(26,608)	1,730	—	(61,004)	(767)	(189)	(61,960)	(60,230)	123,602	63,372	—	(3,957)	(38)	(3,995)
Invesco VI American Value (AdvantEdge)	(5,559)	60,806	(92,329)	(37,082)	22,464	(60,007)	(25,887)	(2,086)	(65,516)	(102,598)	399,141	296,543	1,329	(4,073)	(1,354)	(4,098)
Invesco VI American Value (AnnuiChoice II)	(4,146)	58,237	(95,501)	(41,410)	64,831	(10,225)	156,005	(702)	209,909	168,499	209,771	378,270	3,989	(637)	9,314	12,666
Invesco VI American Value (AnnuiChoice)	(28)	342	(594)	(280)	—	(99)	—	(10)	(109)	(389)	2,789	2,400	—	(7)	—	(7)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Grandmaster flex3)	$(34)	$(2)	$(1,368)	$(1,404)	$—	$—	$30,955	$—	$30,955	$29,551	$—	$29,551	—	—	2,029	2,029
Invesco VI American Value (Grandmaster)	(361)	(474)	(1,329)	(2,164)	—	—	(26,366)	(2)	(26,368)	(28,532)	28,532	—	—	—	(1,725)	(1,725)
Invesco VI American Value (IQ Annuity)	(1,138)	4,495	(8,234)	(4,877)	—	—	(94,576)	(1)	(94,577)	(99,454)	112,105	12,651	—	—	(5,960)	(5,960)
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(349)	2,675	(5,377)	(3,051)	—	(7,754)	—	(16)	(7,770)	(10,821)	32,759	21,938	—	(464)	—	(464)
Invesco VI American Value (Pinnacle Plus)	(3,498)	16,404	(29,823)	(16,917)	—	(17,322)	(93,669)	(52)	(111,043)	(127,960)	252,690	124,730	—	(1,045)	(5,919)	(6,964)
Invesco VI American Value II (Pinnacle V)	(8,831)	76,560	(144,051)	(76,322)	240,399	(30,499)	39,134	(3,227)	245,807	169,485	443,940	613,425	14,654	(2,149)	2,412	14,917
Invesco VI American Value II (Pinnacle)	(477)	1,593	(8,173)	(7,057)	730	(13,447)	23,443	(44)	10,682	3,625	21,471	25,096	51	(813)	1,161	399
Invesco VI American Value II (Pinnacle IV)	(858)	4,505	(9,450)	(5,803)	—	(9,449)	(15,507)	(40)	(24,996)	(30,799)	67,654	36,855	—	(596)	(1,010)	(1,606)
Invesco VI Comstock (AdvantEdge)	235	8,235	(24,642)	(16,172)	—	(14,335)	6,365	(884)	(8,854)	(25,026)	228,342	203,316	—	(999)	475	(524)
Invesco VI Comstock (AnnuiChoice II)	2,527	10,116	(43,294)	(30,651)	101,304	(23,695)	108,821	(1,460)	184,970	154,319	302,754	457,073	6,635	(1,620)	7,003	12,018
Invesco VI Comstock (AnnuiChoice)	365	875	(5,131)	(3,891)	—	(1,037)	—	(1)	(1,038)	(4,929)	55,385	50,456	—	(42)	—	(42)
Invesco VI Comstock (GrandMaster flex3)	151	3,100	(12,905)	(9,654)	—	(2,588)	—	(23)	(2,611)	(12,265)	128,988	116,723	—	(110)	—	(110)
Invesco VI Comstock (Grandmaster)	(750)	42,836	(42,055)	31	—	(5,933)	(142,346)	(29)	(148,308)	(148,277)	192,436	44,159	—	(246)	(5,726)	(5,972)
Invesco VI Comstock (IQ Annuity)	59	334	(2,362)	(1,969)	—	—	—	(19)	(19)	(1,988)	26,107	24,119	—	(1)	—	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	335	1,892	(7,356)	(5,129)	—	(16,100)	17,842	(52)	1,690	(3,439)	76,357	72,918	—	(930)	1,060	130
Invesco VI Comstock (Pinnacle Plus)	2	1,582	(6,091)	(4,507)	—	(1,536)	(17,842)	(96)	(19,474)	(23,981)	67,633	43,652	—	(79)	(872)	(951)
Invesco VI Comstock (Pinnacle)	270	1,093	(7,691)	(6,328)	—	(6,358)	3,861	(18)	(2,515)	(8,843)	89,164	80,321	—	(260)	162	(98)
Invesco VI Comstock (Pinnacle IV)	564	35,034	(56,435)	(20,837)	22,577	(67,844)	(6,123)	(65)	(51,455)	(72,292)	312,036	239,744	996	(2,914)	(283)	(2,201)
Invesco VI Comstock (Pinnacle II Reduced M&E)	(8)	837	(767)	62	—	(2,298)	—	(2)	(2,300)	(2,238)	2,238	—	—	(92)	—	(92)
Invesco VI Comstock (Pinnacle V)	3,936	28,158	(135,382)	(103,288)	449,410	(23,625)	18,795	(7,458)	437,122	333,834	1,003,233	1,337,067	34,597	(2,435)	1,621	33,783
Invesco VI International Growth Class II (Advantedge)	(339)	1,120	(4,679)	(3,898)	—	(4,679)	(368)	(198)	(5,245)	(9,143)	101,994	92,851	—	(442)	(23)	(465)
Invesco VI International Growth Class II (IQ Advisor Enhanced)	334	(367)	(8,810)	(8,843)	45,599	(176)	(4,879)	(415)	40,129	31,286	163,804	195,090	4,053	(54)	(515)	3,484
Invesco VI International Growth Class II (Pinnacle Plus)	103	3,510	(10,701)	(7,088)	—	(5,856)	35,832	(6)	29,970	22,882	80,626	103,508	—	(520)	2,969	2,449
Invesco VI International Growth Class II (Pinnacle)	(192)	3,011	(5,390)	(2,571)	—	(4,865)	(7,683)	(49)	(12,597)	(15,168)	80,474	65,306	—	(466)	(661)	(1,127)
Invesco VI International Growth Class II (Pinnacle V)	(482)	9,314	(42,498)	(33,666)	217,417	(48,858)	33,164	(2,916)	198,807	165,141	472,225	637,366	19,436	(4,968)	3,056	17,524
Invesco VI International Growth II (Grandmaster)	128	(27)	(3,143)	(3,042)	—	—	32,185	(29)	32,156	29,114	—	29,114	—	(3)	2,740	2,737
Templeton Foreign VIP Fund (IQ Annuity)	5,637	20,514	(49,186)	(23,035)	1,405	(21,859)	15,980	(206)	(4,680)	(27,715)	310,050	282,335	68	(1,070)	820	(182)
Templeton Foreign VIP (Pinnacle)	4,107	16,618	(34,230)	(13,505)	—	(59,314)	6,685	(73)	(52,702)	(66,207)	248,513	182,306	—	(2,807)	319	(2,488)
Templeton Foreign VIP (Pinnacle IV)	15,731	53,018	(126,142)	(57,393)	28,608	(150,182)	(47,695)	(337)	(169,606)	(226,999)	927,668	700,669	1,382	(7,315)	(2,348)	(8,281)
Templeton Foreign VIP (Pinnacle II Reduced M&E)	(8)	317	(135)	174	—	(1,947)	—	1	(1,946)	(1,772)	1,772	—	—	(86)	—	(86)
Templeton Foreign VIP (Pinnacle V)	26,869	65,833	(231,959)	(139,257)	321,366	(163,159)	73,329	(6,878)	224,658	85,401	1,514,587	1,599,988	32,582	(17,576)	8,231	23,237
Templeton Foreign VIP Fund (AnnuiChoice II)	6,051	11,662	(44,768)	(27,055)	72,516	(2,920)	9,835	(770)	78,661	51,606	274,751	326,357	6,145	(311)	803	6,637
Templeton Foreign VIP Fund (AnnuiChoice)	1,447	3,070	(9,183)	(4,666)	9,773	(14,349)	112	(51)	(4,515)	(9,181)	64,720	55,539	453	(680)	6	(221)
Templeton Foreign VIP Fund (AdvantEdge)	7,125	14,808	(55,909)	(33,976)	120	(24,734)	(5,740)	(2,673)	(33,027)	(67,003)	477,845	410,842	12	(2,739)	(372)	(3,099)
Templeton Foreign VIP Fund (GrandMaster flex3)	5,588	7,074	(38,573)	(25,911)	—	(12,434)	(436)	(221)	(13,091)	(39,002)	342,015	303,013	—	(641)	(3)	(644)
Templeton Foreign VIP Fund (Grandmaster)	2,058	852	(9,624)	(6,714)	—	(14,213)	(4,558)	(31)	(18,802)	(25,516)	119,092	93,576	—	(658)	(205)	(863)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	2,480	(5,046)	(11,040)	(13,606)	—	(46,638)	137,916	(65)	91,213	77,607	77,922	155,529	—	(4,224)	12,228	8,004
Templeton Foreign VIP Fund (Pinnacle Plus)	3,493	(14,410)	2,039	(8,878)	—	(118,621)	(136,245)	(197)	(255,063)	(263,941)	422,490	158,549	—	(6,208)	(7,461)	(13,669)
Templeton Global Bond VIP Fund (Pinnacle)	3,646	(374)	(6,805)	(3,533)	—	(7,789)	18,132	—	10,343	6,810	63,866	70,676	—	(801)	1,925	1,124
Templeton Global Bond VIP Fund (Grandmaster)	294	(1,071)	94	(683)	—	(1,037)	35,472	(10)	34,425	33,742	6,186	39,928	—	(112)	3,802	3,690
Templeton Global Bond VIP Fund (GrandMaster flex3)	5,081	189	(13,472)	(8,202)	—	(3,795)	108,455	(62)	104,598	96,396	46,835	143,231	—	(396)	11,183	10,787
Templeton Global Bond VIP Fund (Pinnacle V)	3,458	(916)	(5,254)	(2,712)	—	(5,017)	2,773	(31)	(2,275)	(4,987)	51,523	46,536	—	(555)	332	(223)
Templeton Global Bond VIP Fund (Pinnacle IV)	13,697	(7,321)	(19,619)	(13,243)	14,545	(42,250)	39,288	(30)	11,553	(1,690)	178,358	176,668	1,560	(4,633)	4,012	939
Templeton Global Bond VIP Fund (AnnuiChoice II)	19,277	718	(36,126)	(16,131)	—	(832)	20,552	(100)	19,620	3,489	292,424	295,913	—	(97)	2,174	2,077
Templeton Growth VIP Fund (AdvantEdge)	884	2,382	(10,398)	(7,132)	—	(5,169)	2,237	(627)	(3,559)	(10,691)	94,097	83,406	—	(512)	213	(299)
Templeton Growth VIP Fund (AnnuiChoice II)	1,791	7,629	(20,668)	(11,248)	—	(5,998)	42,692	(191)	36,503	25,255	97,177	122,432	—	(505)	3,455	2,950
Templeton Growth VIP Fund (AnnuiChoice)	427	58	(2,504)	(2,019)	—	—	28	(15)	13	(2,006)	27,208	25,202	—	(1)	2	1
Templeton Growth VIP Fund (GrandMaster flex3)	3,990	5,541	(38,196)	(28,665)	360	(52,370)	(266)	(199)	(52,475)	(81,140)	391,083	309,943	19	(2,838)	(7)	(2,826)
Templeton Growth VIP Fund (Grandmaster)	1,057	4,070	(11,728)	(6,601)	—	(16,306)	—	(11)	(16,317)	(22,918)	99,999	77,081	—	(833)	—	(833)
Templeton Growth VIP Fund (IQ Advisor Standard)	216	3	(993)	(774)	—	—	—	—	—	(774)	10,975	10,201	—	—	—	—
Templeton Growth VIP Fund (IQ Annuity)	2,577	8,306	(28,098)	(17,215)	453	(30,566)	3,135	(176)	(27,154)	(44,369)	241,533	197,164	23	(1,600)	162	(1,415)
Templeton Growth VIP Fund (Pinnacle)	1,765	1,077	(13,824)	(10,982)	—	(6,672)	94	(56)	(6,634)	(17,616)	146,904	129,288	—	(348)	6	(342)
Templeton Growth VIP Fund (Pinnacle IV)	8,448	62,080	(126,482)	(55,954)	9,272	(100,398)	(11,562)	(80)	(102,768)	(158,722)	790,508	631,786	458	(5,279)	(563)	(5,384)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	167	28	(1,046)	(851)	—	—	—	(5)	(5)	(856)	11,330	10,474	—	—	—	—
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	707	(527)	(7,949)	(7,769)	—	(8,272)	48,596	(54)	40,270	32,501	50,960	83,461	—	(592)	3,388	2,796
Templeton Growth VIP Fund (Pinnacle Plus)	1,584	(12,228)	4,714	(5,930)	—	(98,818)	(48,596)	(53)	(147,467)	(153,397)	235,699	82,302	—	(5,616)	(2,710)	(8,326)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Pinnacle V)	$6,749	$76,783	$(132,870)	$(49,338)	$14,193	$(212,370)	$(30,711)	$(1,279)	$(230,167)	$(279,505)	$812,299	$532,794	1,372	(21,689)	(3,195)	(23,512)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	7,036	(145)	(12,876)	(5,985)	22,464	(1,955)	941	(1,219)	20,231	14,246	166,459	180,705	1,673	(247)	79	1,505
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	4,456	(3,300)	(3,853)	(2,697)	19,691	(9,976)	(7,455)	(78)	2,182	(515)	72,853	72,338	1,411	(759)	(563)	89
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,086	(13)	(6,131)	(2,058)	41,179	(41,183)	—	(94)	(98)	(2,156)	95,277	93,121	3,034	(3,041)	—	(7)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	4,721	(208)	(7,953)	(3,440)	—	(395)	321	(3)	(77)	(3,517)	126,963	123,446	—	(30)	24	(6)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	45	(1)	(73)	(29)	—	—	—	(1)	(1)	(30)	1,147	1,117	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	5,774	36	(9,825)	(4,015)	—	(5,774)	2,260	(150)	(3,664)	(7,679)	154,632	146,953	—	(267)	98	(169)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	1,940	(1,185)	(1,948)	(1,193)	—	(8,069)	(1,854)	(46)	(9,969)	(11,162)	58,027	46,865	—	(614)	(138)	(752)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	2,057	(739)	(3,514)	(2,196)	—	(4,230)	47,382	(103)	43,049	40,853	44,708	85,561	—	(400)	4,364	3,964
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	4,377	(5,844)	(695)	(2,162)	—	(1,860)	(47,382)	(174)	(49,416)	(51,578)	127,758	76,180	—	(107)	(2,492)	(2,599)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	10,553	(8,060)	(8,280)	(5,787)	32,512	(115,407)	(15,674)	(954)	(99,523)	(105,310)	388,209	282,899	2,505	(8,794)	(1,203)	(7,492)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(3,083)	5,921	(46,619)	(43,781)	27,071	(20,035)	(2,881)	(2,296)	1,859	(41,922)	375,580	333,658	3,239	(2,832)	119	526
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(278)	(240)	(9,401)	(9,919)	5,452	(1,149)	14,636	(159)	18,780	8,861	62,434	71,295	407	(109)	1,178	1,476
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	(168)	1,647	(10,055)	(8,576)	26,438	(26,821)	(29,187)	(52)	(29,622)	(38,198)	90,769	52,571	768	(781)	(931)	(944)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(1,138)	3,884	(20,107)	(17,361)	—	(14,408)	7,263	(81)	(7,226)	(24,587)	149,302	124,715	—	(472)	232	(240)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(1,408)	(14,602)	(7,710)	(23,720)	3,998	(27,397)	(223,842)	(94)	(247,335)	(271,055)	345,104	74,049	124	(828)	(7,506)	(8,210)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(2,278)	9,491	(45,463)	(38,250)	—	(4,139)	118	(177)	(4,198)	(42,448)	331,703	289,255	—	(132)	37	(95)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(714)	2,356	(15,010)	(13,368)	—	(24,434)	7,933	(103)	(16,604)	(29,972)	134,729	104,757	—	(755)	258	(497)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(3,134)	(4,204)	(42,586)	(49,924)	25,469	(69,872)	(152,169)	(283)	(196,855)	(246,779)	536,762	289,983	764	(2,220)	(5,141)	(6,597)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(246)	(316)	(5,957)	(6,519)	—	(12,674)	50,905	(45)	38,186	31,667	36,776	68,443	—	(1,451)	5,947	4,496
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(3,425)	(2,462)	(26,303)	(32,190)	—	(129,424)	(51,651)	(243)	(181,318)	(213,508)	440,049	226,541	—	(4,714)	(2,062)	(6,776)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(6,367)	16,151	(93,432)	(83,648)	46,837	(185,795)	(460)	(2,586)	(142,004)	(225,652)	861,606	635,954	5,305	(20,770)	136	(15,329)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	(153)	2,706	1,641	4,194	—	(19,934)	94,673	(125)	74,614	78,808	86,729	165,537	—	(1,257)	6,136	4,879
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(2,093)	28,916	(32,116)	(5,293)	—	(117,453)	(192,320)	(413)	(310,186)	(315,479)	631,661	316,182	—	(4,154)	(6,857)	(11,011)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(1,309)	12,310	(9,965)	1,036	1,872	(17,048)	(2,573)	(1,776)	(19,525)	(18,489)	315,032	296,543	128	(1,277)	(146)	(1,295)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	70	2,645	(1,082)	1,633	27,173	(7,447)	106,807	(221)	126,312	127,945	153,549	281,494	2,314	(642)	8,995	10,667
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	10	388	(333)	65	—	(116)	(1,720)	(12)	(1,848)	(1,783)	4,346	2,563	—	(11)	(140)	(151)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(257)	3,792	(3,552)	(17)	—	(3,630)	4,207	(43)	534	517	64,777	65,294	—	(318)	344	26
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(108)	4,344	(3,780)	456	—	(13,233)	7,103	(20)	(6,150)	(5,694)	82,087	76,393	—	(379)	202	(177)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(346)	43,839	(43,957)	(464)	983	(6,824)	(66,635)	(127)	(72,603)	(73,067)	247,538	174,471	27	(205)	(1,982)	(2,160)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(2,090)	68,491	(65,339)	1,062	3,276	(209,976)	9,769	(343)	(197,274)	(196,212)	648,304	452,092	280	(18,345)	866	(17,199)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(4,413)	89,890	(77,370)	8,107	136,091	(205,044)	(15,507)	(3,297)	(87,757)	(79,650)	1,127,099	1,047,449	11,412	(16,966)	(1,256)	(6,810)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(4,507)	28,818	(8,825)	15,486	—	(40,816)	(11,985)	(1,072)	(53,873)	(38,387)	299,294	260,907	—	(3,002)	(830)	(3,832)
BlackRock Capital Appreciation VI (AnnuiChoice II)	(1,578)	14,454	(6,408)	6,468	1,876	(631)	78,398	(249)	79,394	85,862	109,033	194,895	132	(64)	5,586	5,654
BlackRock Capital Appreciation VI (Annuichoice)	(4)	26	(5)	17	—	—	—	(4)	(4)	13	313	326	—	—	—	—
BlackRock Capital Appreciation VI (Grandmaster flex3)	(149)	785	(182)	454	—	—	—	(11)	(11)	443	9,159	9,602	—	(1)	—	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster)	(810)	8,403	(10,892)	(3,299)	—	(17)	107,368	(17)	107,334	104,035	4,971	109,006	—	(3)	7,408	7,405
BlackRock Capital Appreciation VI Class III (Pinnacle)	(335)	3,092	(2,888)	(131)	—	(63)	37,025	(24)	36,938	36,807	9,194	46,001	—	(6)	2,599	2,593
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(712)	2,330	1,234	2,852	—	(12,614)	(1,282)	(80)	(13,976)	(11,124)	56,447	45,323	—	(918)	(85)	(1,003)
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(13,127)	78,307	(25,720)	39,460	75,218	(19,237)	(18,881)	(2,314)	34,786	74,246	798,628	872,874	5,419	(1,548)	(1,375)	2,496
BlackRock Global Allocation VI (Advantedge)	(2,984)	27,045	(36,879)	(12,818)	—	(85,245)	(3,024)	(2,006)	(90,275)	(103,093)	515,472	412,379	—	(8,192)	(261)	(8,453)
BlackRock Global Allocation VI (AnnuiChoice II)	(72)	9,427	(14,206)	(4,851)	53,736	(10,078)	6,434	(63)	50,029	45,178	112,270	157,448	4,722	(912)	575	4,385
BlackRock Global Allocation VI (Annuichoice)	10	1,949	(2,716)	(757)	19,345	(21,772)	21	(30)	(2,436)	(3,193)	39,245	36,052	1,722	(1,944)	1	(221)
BlackRock Global Allocation VI (Grandmaster flex3)	(941)	4,097	(7,415)	(4,259)	—	(31,835)	14,041	(190)	(17,984)	(22,243)	198,251	176,008	—	(2,959)	1,342	(1,617)
BlackRock Global Allocation VI (Grandmaster)	(49)	36	(115)	(128)	440	(4,038)	158	(11)	(3,451)	(3,579)	10,282	6,703	40	(365)	14	(311)
BlackRock Global Allocation VI Class III (Pinnacle)	(97)	519	(818)	(396)	—	(10,794)	11,038	(50)	194	(202)	20,968	20,766	—	(957)	984	27
BlackRock Global Allocation VI Class III (Pinnacle IV)	(171)	1,752	(2,684)	(1,103)	—	(8,603)	12,500	(69)	3,828	2,725	39,339	42,064	—	(781)	1,125	344
BlackRock Global Allocation VI Class III (Pinnacle V)	(1,255)	7,930	(16,349)	(9,674)	31,688	(61,072)	90,460	(460)	60,616	50,942	190,959	241,901	2,815	(5,732)	8,157	5,240
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	52	150	(852)	(650)	8,250	—	110	(33)	8,327	7,677	—	7,677	771	(3)	11	779
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	(351)	5,886	(13,277)	(7,742)	62,745	(59,144)	22,779	(584)	25,796	18,054	105,588	123,642	6,080	(5,514)	2,142	2,708
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)*	117	(2)	(1,116)	(1,001)	—	—	35,000	—	35,000	33,999	—	33,999	—	—	3,649	3,649
American Funds Capital Income Builder (Pinnacle V)*	1,641	(1,570)	(880)	(809)	105,264	(512)	(638)	(332)	103,782	102,973	—	102,973	10,989	(90)	187	11,086
American Funds Capital Income Builder (AnnuiChoice II)*	2,124	(88)	(3,068)	(1,032)	135,634	(1,821)	8,185	—	141,998	140,966	—	140,966	14,337	(194)	956	15,099
American Funds Global Growth (AdvantEdge)	(107)	1,990	(850)	1,033	—	—	11,594	(149)	11,445	12,478	8,427	20,905	—	(14)	1,106	1,092

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 4 (continued):
American Funds Global Growth (AnnuiChoice)	$203	$14	$(89)	$128	$—	$(720)	$30,464	$(3)	$29,741	$29,869	$—	$29,869	—	(64)	2,736	2,672
American Funds Global Growth (AnnuiChoice II)	1,359	33,704	(45,458)	(10,395)	360,435	(1,686)	127,392	(34)	486,107	475,712	19,578	495,290	31,379	(151)	11,368	42,596
American Funds Global Growth (GrandMaster)	2,324	245	(2,667)	(98)	—	(7,007)	401,953	(32)	394,914	394,816	—	394,816	—	(634)	36,214	35,580
American Funds Global Growth (GrandMaster flex3)	(73)	2,824	(2,069)	682	—	(70)	32,140	—	32,070	32,752	—	32,752	—	(6)	2,970	2,964
American Funds Global Growth (Pinnacle)	(2)	38	(16)	20	—	(41)	—	(2)	(43)	(23)	408	385	—	(4)	—	(4)
American Funds Global Growth (Pinnacle IV)	1,660	93	(855)	898	—	(2,851)	288,051	(23)	285,177	286,075	—	286,075	—	(260)	26,094	25,834
American Funds Global Growth (Pinnacle V)	460	3,420	(3,311)	569	181,921	(1,380)	45,450	(1,044)	224,947	225,516	31,112	256,628	16,345	(219)	4,140	20,266
American Funds Growth (AnnuiChoice II)	(258)	23,497	(18,437)	4,802	17,829	(983)	51,405	(32)	68,219	73,021	61,533	134,554	1,510	(85)	4,504	5,929
American Funds Growth (Pinnacle)	(11)	174	(52)	111	—	(2,517)	—	—	(2,517)	(2,406)	2,406	—	—	(216)	—	(216)
American Funds Growth (Pinnacle IV)	10	(2)	(66)	(58)	—	—	6,500	—	6,500	6,442	—	6,442	—	—	551	551
American Funds Growth (Pinnacle V)	21	2,256	(2,047)	230	26,959	—	—	(6)	26,953	27,183	—	27,183	2,331	(1)	1	2,331
American Funds Growth-Income (AdvantEdge)	1	3,485	(3,614)	(128)	—	—	24,587	(295)	24,292	24,164	—	24,164	—	(26)	2,166	2,140
American Funds Growth-Income (AnnuiChoice II)	(2,339)	48,669	(39,233)	7,097	186,119	(5,619)	(417,560)	(206)	(237,266)	(230,169)	499,824	269,655	15,712	(500)	(35,433)	(20,221)
American Funds Growth-Income (GrandMaster)	949	1,316	(3,872)	(1,607)	—	(4,166)	106,417	(14)	102,237	100,630	21,991	122,621	—	(365)	9,236	8,871
American Funds Growth-Income (Pinnacle)	43	1,655	(1,833)	(135)	—	—	3,834	—	3,834	3,699	11,287	14,986	—	—	327	327
American Funds Growth-Income (Pinnacle IV)	329	4,793	(6,567)	(1,445)	—	(8,304)	43,963	—	35,659	34,214	31,544	65,758	—	(757)	3,785	3,028
American Funds Growth-Income (Pinnacle V)	2,121	58,299	(67,040)	(6,620)	608,765	(23,013)	39,609	(2,012)	623,349	616,729	131,532	748,261	53,503	(2,352)	3,466	54,617
American Funds New World (AdvantEdge)	(118)	641	(1,161)	(638)	—	—	12,739	(148)	12,591	11,953	—	11,953	—	(16)	1,365	1,349
American Funds New World (AnnuiChoice)	6	5	(158)	(147)	—	(508)	21,760	(2)	21,250	21,103	—	21,103	—	(56)	2,408	2,352
American Funds New World (AnnuiChoice II)	(313)	4,432	(10,513)	(6,394)	48,234	(808)	77,862	(136)	125,152	118,758	6,678	125,436	5,282	(105)	8,131	13,308
American Funds New World (GrandMaster)	(91)	(41)	(1,633)	(1,765)	—	(3,120)	223,766	(14)	220,632	218,867	—	218,867	—	(354)	24,921	24,567
American Funds New World (GrandMaster flex3)	(59)	382	(837)	(514)	—	(50)	9,596	—	9,546	9,032	—	9,032	—	(6)	1,024	1,018
American Funds New World (Pinnacle)	(147)	208	(1,039)	(978)	—	(4,747)	21,226	—	16,479	15,501	19,241	34,742	—	(497)	2,338	1,841
American Funds New World (Pinnacle IV)	(375)	(63)	(2,229)	(2,667)	—	(2,262)	202,454	(13)	200,179	197,512	29,857	227,369	—	(268)	22,645	22,377
American Funds New World (Pinnacle V)	(933)	(6,240)	1,932	(5,241)	58,836	(32,958)	83,478	(605)	108,751	103,510	67,357	170,867	6,489	(3,732)	9,280	12,037
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	(1,520)	63,481	(90,963)	(29,002)	9,458	(37,813)	(24,546)	(133)	(53,034)	(82,036)	566,308	484,272	387	(1,473)	(966)	(2,052)
Deutsche Small Cap Index VIP (Pinnacle IV)	3	3,525	(4,425)	(897)	—	(9,119)	—	(2)	(9,121)	(10,018)	10,631	613	—	(405)	—	(405)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	(3)	240	(413)	(176)	—	—	—	(7)	(7)	(183)	3,121	2,938	—	—	—	—
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)	213	3,278	(5,213)	(1,722)	—	(15,742)	—	(67)	(15,809)	(17,531)	37,813	20,282	—	(979)	—	(979)
Deutsche Small Cap Index (AnnuiChoice II)	(550)	25,092	(56,672)	(32,130)	260,862	(3,423)	9,390	(137)	266,692	234,562	92,245	326,807	15,336	(220)	593	15,709
Deutsche Small Cap Index (AnnuiChoice)	(57)	1,984	(3,342)	(1,415)	12,417	(12,819)	—	(20)	(422)	(1,837)	24,452	22,615	537	(556)	—	(19)
Deutsche Small Cap Index (GrandMaster flex3)	(612)	12,508	(16,424)	(4,528)	—	(5,082)	(6,674)	(17)	(11,773)	(16,301)	77,073	60,772	—	(226)	(294)	(520)
Deutsche Small Cap Index (Grandmaster)	(126)	2,929	(4,618)	(1,815)	—	(833)	291	(19)	(561)	(2,376)	25,282	22,906	—	(45)	1	(44)
Deutsche Small Cap Index (IQ3)	(641)	12,933	(18,240)	(5,948)	453	(1,570)	(20,547)	(46)	(21,710)	(27,658)	103,079	75,421	21	(75)	(983)	(1,037)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	(676)	11,715	(22,076)	(11,037)	—	(7,319)	19,597	(91)	12,187	1,150	161,501	162,651	—	(443)	1,116	673
Deutsche Small Cap Index (Pinnacle Plus)	(697)	9,010	(12,500)	(4,187)	—	(1,110)	(10,970)	(57)	(12,137)	(16,324)	82,225	65,901	—	(52)	(472)	(524)
Deutsche Small Cap Index VIP (Pinnacle IV)	(1,339)	59,090	(69,167)	(11,416)	—	(66,701)	14,579	(49)	(52,171)	(63,587)	247,684	184,097	—	(3,017)	666	(2,351)
Deutsche Small Cap Index VIP (Pinnacle V)	(1,406)	46,223	(55,629)	(10,812)	43,216	(58,274)	3,704	(480)	(11,834)	(22,646)	189,392	166,746	3,105	(4,170)	244	(821)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	2,506	(7,465)	(11,453)	(16,412)	—	(40,175)	(5,373)	(1,335)	(46,883)	(63,295)	203,214	139,919	—	(3,493)	(350)	(3,843)
Pimco VIT All Asset (IQ Annuity)	2,161	(321)	(14,971)	(13,131)	—	(7,543)	(4,081)	(87)	(11,711)	(24,842)	138,414	113,572	—	(629)	(317)	(946)
Pimco VIT All Asset (Pinnacle)	776	(298)	(4,904)	(4,426)	—	(5,661)	449	(9)	(5,221)	(9,647)	48,686	39,039	—	(454)	37	(417)
Pimco VIT All Asset (AnnuiChoice II)	2,026	(11,231)	(2,791)	(11,996)	1,876	(14,472)	(91,887)	(136)	(104,619)	(116,615)	216,740	100,125	147	(1,227)	(7,321)	(8,401)
Pimco VIT All Asset (AnnuiChoice)	346	(698)	(1,373)	(1,725)	—	—	(3,461)	(34)	(3,495)	(5,220)	18,339	13,119	—	(3)	(296)	(299)
Pimco VIT All Asset (GrandMaster flex3)	(148)	(9,148)	5,807	(3,489)	—	(1,680)	(81,627)	(71)	(83,378)	(86,867)	88,027	1,160	—	(143)	(7,034)	(7,177)
Pimco VIT All Asset (Grandmaster)	6,301	(5,177)	(39,100)	(37,976)	—	(35,568)	—	(10)	(35,578)	(73,554)	386,661	313,107	—	(3,034)	—	(3,034)
Pimco VIT All Asset (Pinnacle IV)	8,175	(48,846)	(14,589)	(55,260)	—	(17,255)	(482,504)	(55)	(499,814)	(555,074)	964,195	409,121	—	(1,531)	(39,814)	(41,345)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	574	(858)	(2,708)	(2,992)	—	(4,770)	17,298	(2)	12,526	9,534	16,212	25,746	—	(425)	1,543	1,118
Pimco VIT All Asset (Pinnacle Plus)	1,166	(8,888)	(1,424)	(9,146)	—	(8,345)	(80,009)	(112)	(88,466)	(97,612)	173,063	75,451	—	(753)	(6,636)	(7,389)
Pimco VIT All Asset (Pinnacle V)	6,404	(4,832)	(42,498)	(40,926)	50,512	(10,570)	(6,828)	(1,317)	31,797	(9,129)	357,556	348,427	4,287	(1,009)	(637)	2,641
Pimco VIT Commodity Real Return (Pinnacle)	3,311	(17,790)	(17,428)	(31,907)	303	(3,712)	5,135	(66)	1,660	(30,247)	114,544	84,297	81	(849)	846	78
Pimco VIT Commodity Real Return (Pinnacle IV)	2,609	(17,370)	(8,955)	(23,716)	10	(9,168)	6,665	(100)	(2,593)	(26,309)	92,797	66,488	2	(2,071)	1,678	(391)
Pimco VIT Commodity Real Return (Pinnacle V)	21,473	(86,535)	(184,122)	(249,184)	142,868	(68,915)	96,669	(2,861)	167,761	(81,423)	819,788	738,365	30,164	(15,267)	21,635	36,532
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	11,137	(35,805)	(94,642)	(119,310)	4,679	(19,322)	86,214	(3,295)	68,276	(51,034)	406,903	355,869	1,088	(4,744)	19,087	15,431

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	$6,758	$(47,340)	$17,677	$(22,905)	$18,086	$(1,558)	$(36,714)	$(395)	$(20,581)	$(43,486)	$124,687	$81,201	4,049	(416)	(6,297)	(2,664)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	133	(1,164)	222	(809)	—	(1,638)	(107)	(14)	(1,759)	(2,568)	4,172	1,604	—	(349)	(25)	(374)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	3,208	(25,322)	(511)	(22,625)	—	(937)	(27,409)	(41)	(28,387)	(51,012)	110,465	59,453	—	(242)	(5,399)	(5,641)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	3,934	(4,241)	(44,577)	(44,884)	1,124	(4,283)	41,771	(99)	38,513	(6,371)	144,906	138,535	215	(968)	9,293	8,540
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	431	(4,436)	317	(3,688)	—	(254)	(4,255)	(18)	(4,527)	(8,215)	16,123	7,908	—	(61)	(973)	(1,034)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	839	(4,745)	(2,650)	(6,556)	—	(7,028)	347	(18)	(6,699)	(13,255)	27,633	14,378	—	(1,213)	52	(1,161)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	2,657	(5,360)	(25,481)	(28,184)	—	(5,919)	92	(54)	(5,881)	(34,065)	106,894	72,829	—	(1,448)	24	(1,424)
Pimco VIT Long Term Government (AnnuiChoice II)	826	(2)	(4,156)	(3,332)	38,102	—	54,714	(6)	92,810	89,478	4,631	94,109	3,542	(1)	5,334	8,875
Pimco VIT Long Term Government (Pinnacle)	11	(10,006)	—	(9,995)	—	—	9,994	1	9,995	—	—	—	—	—	—	—
Pimco VIT Low Duration (AnnuiChoice II)	3,526	394	(5,158)	(1,238)	45,452	(7,157)	8,212	(165)	46,342	45,104	124,472	169,576	3,959	(783)	866	4,042
Pimco VIT Low Duration (AnnuiChoice)	68	2	(93)	(23)	—	(422)	(429)	(6)	(857)	(880)	3,659	2,779	—	(37)	(36)	(73)
Pimco VIT Low Duration (GrandMaster flex3)	1,643	(145)	(2,715)	(1,217)	—	(1,198)	(5,657)	(21)	(6,876)	(8,093)	98,955	90,862	—	(109)	(500)	(609)
Pimco VIT Low Duration (Grandmaster)	4,519	6	(7,115)	(2,590)	24,000	(340)	—	(30)	23,630	21,040	203,343	224,383	2,098	(33)	1	2,066
Pimco VIT Low Duration (IQ Annuity)	11,610	174	(19,493)	(7,709)	—	(25,729)	(1,553)	(50)	(27,332)	(35,041)	638,708	603,667	—	(2,286)	(138)	(2,424)
Pimco VIT Low Duration (Pinnacle)	523	48	(872)	(301)	—	(1,489)	1,240	(36)	(285)	(586)	26,288	25,702	—	(134)	108	(26)
Pimco VIT Low Duration (Pinnacle IV)	1,015	(38)	(1,515)	(538)	—	(1,589)	11,012	(30)	9,393	8,855	45,400	54,255	—	(143)	985	842
Pimco VIT Low Duration (AdvantEdge)	1,285	409	(2,805)	(1,111)	—	(72,577)	8,295	(167)	(64,449)	(65,560)	140,872	75,312	—	(6,508)	746	(5,762)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	286	(9)	(420)	(143)	—	(1,148)	11,753	(1)	10,604	10,461	2,044	12,505	—	(113)	1,153	1,040
Pimco VIT Low Duration (Pinnacle Plus)	423	(2,575)	856	(1,296)	—	(97,554)	(11,753)	(130)	(109,437)	(110,733)	131,969	21,236	—	(8,825)	(1,048)	(9,873)
Pimco VIT Low Duration (Pinnacle V)	15,269	(354)	(27,345)	(12,430)	74,216	(165,675)	30,968	(562)	(61,053)	(73,483)	906,222	832,739	6,629	(14,932)	2,762	(5,541)
Pimco VIT Real Return (Pinnacle IV)	2,027	(1,390)	(3,770)	(3,133)	—	(22,283)	1,787	(54)	(20,550)	(23,683)	100,689	77,006	—	(1,872)	151	(1,721)
Pimco VIT Real Return (AdvantEdge)	171	(5,076)	2,822	(2,083)	—	—	(79,673)	(265)	(79,938)	(82,021)	115,241	33,220	—	(23)	(6,875)	(6,898)
Pimco VIT Real Return (AnnuiChoice II)	5,430	(2,259)	(10,313)	(7,142)	120	(3,794)	29,759	(195)	25,890	18,748	158,690	177,438	10	(334)	2,482	2,158
Pimco VIT Real Return (AnnuiChoice)	2,934	(101)	(6,479)	(3,646)	85,713	(85,720)	—	—	(7)	(3,653)	96,625	92,972	6,864	(6,865)	—	(1)
Pimco VIT Real Return (GrandMaster flex3)	1,306	(4)	(3,575)	(2,273)	—	—	9,268	(34)	9,234	6,961	42,972	49,933	—	(3)	788	785
Pimco VIT Real Return (Grandmaster)	783	(370)	(1,671)	(1,258)	—	(2,005)	—	(19)	(2,024)	(3,282)	31,881	28,599	—	(173)	—	(173)
Pimco VIT Real Return (IQ Annuity)	6,348	74	(16,891)	(10,469)	—	(6,241)	5,400	(17)	(858)	(11,327)	248,254	236,927	—	(534)	457	(77)
Pimco VIT Real Return (Pinnacle)	2,392	(253)	(5,842)	(3,703)	—	(849)	(176)	(15)	(1,040)	(4,743)	90,758	86,015	—	(73)	(15)	(88)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	383	(10)	(902)	(529)	—	(476)	74	(5)	(407)	(936)	13,761	12,825	—	(47)	7	(40)
Pimco VIT Real Return (Pinnacle Plus)	1,099	(3,041)	(2,598)	(4,540)	—	(116,566)	(74)	(57)	(116,697)	(121,237)	200,898	79,661	—	(10,097)	(7)	(10,104)
Pimco VIT Real Return (Pinnacle V)	18,499	(14,954)	(38,791)	(35,246)	31,473	(103,596)	(32,960)	(746)	(105,829)	(141,075)	892,981	751,906	2,655	(8,939)	(2,872)	(9,156)
Pimco VIT Total Return (Pinnacle V)	402,859	113,406	(667,169)	(150,904)	2,582,474	(694,598)	(116,830)	(57,735)	1,713,311	1,562,407	10,512,021	12,074,428	196,368	(57,495)	(8,829)	130,044
Pimco VIT Total Return (AdvantEdge)	143,272	42,153	(239,994)	(54,569)	76,270	(677,194)	(95,751)	(34,823)	(731,498)	(786,067)	4,987,592	4,201,525	5,752	(54,465)	(7,346)	(56,059)
Pimco VIT Total Return (AnnuiChoice II)	78,074	20,848	(119,473)	(20,551)	392,472	(72,211)	58,654	(11,616)	367,299	346,748	1,797,511	2,144,259	28,986	(6,608)	4,565	26,943
Pimco VIT Total Return (AnnuiChoice)	10,916	2,716	(15,407)	(1,775)	153,631	(155,049)	(10,244)	(126)	(11,788)	(13,563)	287,326	273,763	11,198	(11,319)	(758)	(879)
Pimco VIT Total Return (GrandMaster flex3)	14,186	4,715	(23,962)	(5,061)	—	(16,636)	5,137	(230)	(11,729)	(16,790)	437,150	420,360	—	(1,305)	398	(907)
Pimco VIT Total Return (Grandmaster)	24,965	5,318	(36,792)	(6,509)	2,118	(64,427)	(65,492)	(183)	(127,984)	(134,493)	800,587	666,094	163	(5,285)	(4,617)	(9,739)
Pimco VIT Total Return (IQ Annuity)	30,003	9,063	(48,688)	(9,622)	44,389	(92,380)	(18,417)	(333)	(66,741)	(76,363)	926,031	849,668	3,426	(7,149)	(1,417)	(5,140)
Pimco VIT Total Return (Pinnacle)	21,759	5,717	(33,827)	(6,351)	—	(42,114)	28,042	(62)	(14,134)	(20,485)	621,831	601,346	—	(3,223)	2,119	(1,104)
Pimco VIT Total Return (Pinnacle IV)	16,764	2,455	(24,236)	(5,017)	—	(46,575)	745	(212)	(46,042)	(51,059)	535,212	484,153	—	(3,578)	118	(3,460)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	1,361	380	(2,440)	(699)	—	(600)	17,209	(23)	16,586	15,887	20,109	35,996	—	(59)	1,554	1,495
Pimco VIT Total Return (Pinnacle Plus)	19,643	1,412	(29,017)	(7,962)	8,203	(129,018)	(39,438)	(393)	(160,646)	(168,608)	750,352	581,744	646	(10,034)	(3,132)	(12,520)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	(648)	20,007	(3,877)	15,482	—	(313,742)	296,525	(35)	(17,252)	(1,770)	21,627	19,857	—	(38,571)	38,415	(156)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	122	960	(1,408)	(326)	—	(2,373)	—	(42)	(2,415)	(2,741)	17,586	14,845	—	(304)	—	(304)
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	1,904	4,798	(14,311)	(7,609)	13,118	(24,183)	(8,387)	(786)	(20,238)	(27,847)	259,714	231,867	1,662	(3,334)	(1,069)	(2,741)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	894	3,117	(9,044)	(5,033)	22,512	(8,199)	(658)	(602)	13,053	8,020	103,887	111,907	2,788	(1,152)	(76)	1,560
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	317	1,281	(2,434)	(836)	1,942	(6,969)	201	(167)	(4,993)	(5,829)	39,266	33,437	252	(913)	21	(640)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	174	(123)	(345)	(294)	—	(3,064)	—	(25)	(3,089)	(3,383)	13,311	9,928	—	(403)	(1)	(404)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	43	248	(501)	(210)	—	(15)	(3,708)	(4)	(3,727)	(3,937)	3,937	—	—	(2)	(524)	(526)
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	39	827	(870)	(4)	—	(1,837)	(3,702)	(12)	(5,551)	(5,555)	8,125	2,570	—	(245)	(479)	(724)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	10	38	(82)	(34)	—	—	—	(3)	(3)	(37)	1,148	1,111	—	—	—	—
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	134	925	(1,364)	(305)	—	(5,937)	—	(17)	(5,954)	(6,259)	11,862	5,603	—	(665)	(1)	(666)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	133	657	(1,456)	(666)	—	(1,022)	—	(2)	(1,024)	(1,690)	22,736	21,046	—	(134)	—	(134)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(1,220)	1,837	(367)	250	—	(2,390)	(18,701)	(946)	(22,037)	(21,787)	140,849	119,062	—	(376)	(2,133)	(2,509)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(500)	4,572	(3,346)	726	—	(508)	(57,271)	(215)	(57,994)	(57,268)	99,589	42,321	—	(79)	(6,268)	(6,347)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	$(374)	$251	$1,026	$903	$—	$(2,289)	$—	$(133)	$(2,422)	$(1,519)	$109,696	$108,177	—	(267)	—	(267)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(182)	256	(44)	30	—	(145)	(3,554)	(22)	(3,721)	(3,691)	21,591	17,900	—	(19)	(411)	(430)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(362)	547	94	279	—	(3,524)	(3,338)	(18)	(6,880)	(6,601)	54,996	48,395	—	(400)	(374)	(774)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(608)	1,041	(133)	300	—	(704)	(3,981)	(55)	(4,740)	(4,440)	78,550	74,110	—	(87)	(451)	(538)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(1,051)	16,779	(14,656)	1,072	—	(2,996)	(91,533)	(34)	(94,563)	(93,491)	162,680	69,189	—	(342)	(10,291)	(10,633)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(144)	308	(68)	96	—	(3,800)	(1,557)	(43)	(5,400)	(5,304)	20,611	15,307	—	(429)	(175)	(604)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(133)	365	(160)	72	—	(5,609)	4,244	(15)	(1,380)	(1,308)	27,587	26,279	—	(515)	379	(136)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(397)	2,443	(1,760)	286	—	(22,247)	(4,244)	(15)	(26,506)	(26,220)	48,511	22,291	—	(2,561)	(480)	(3,041)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(1,154)	2,801	(1,050)	597	—	(46,637)	(287)	(149)	(47,073)	(46,476)	143,256	96,780	—	(5,275)	(25)	(5,300)
Guggenheim VT Long Short Equity (AdvantEdge)	(306)	459	(174)	(21)	—	(2,931)	—	(2)	(2,933)	(2,954)	19,611	16,657	—	(288)	—	(288)
Guggenheim VT Long Short Equity (AnnuiChoice II)	(794)	2,135	(877)	464	—	(1,918)	(15,119)	(184)	(17,221)	(16,757)	79,647	62,890	—	(201)	(1,421)	(1,622)
Guggenheim VT Long Short Equity (AnnuiChoice)	(32)	106	(39)	35	—	(1,979)	—	(17)	(1,996)	(1,961)	3,941	1,980	—	(193)	—	(193)
Guggenheim VT Long Short Equity (GrandMaster flex3)	(59)	258	(233)	(34)	—	(13)	(5,505)	(8)	(5,526)	(5,560)	5,560	—	—	(2)	(565)	(567)
Guggenheim VT Long Short Equity (Grandmaster)	(53)	214	(130)	31	—	(1,669)	(3,289)	(9)	(4,967)	(4,936)	6,948	2,012	—	(168)	(328)	(496)
Guggenheim VT Long Short Equity (IQ Annuity)	(32)	424	(252)	140	—	—	(9,405)	(3)	(9,408)	(9,268)	10,297	1,029	—	—	(938)	(938)
Guggenheim VT Long Short Equity (Pinnacle)	(214)	1,113	(769)	130	—	(7,188)	(5,311)	(40)	(12,539)	(12,409)	25,954	13,545	—	(717)	(530)	(1,247)
Guggenheim VT Long Short Equity (Pinnacle IV)	(350)	1,079	(720)	9	—	(6,526)	—	(66)	(6,592)	(6,583)	26,519	19,936	—	(644)	—	(644)
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	(130)	310	(150)	30	—	(5,656)	—	(15)	(5,671)	(5,641)	12,615	6,974	—	(480)	—	(480)
Guggenheim VT Long Short Equity (Pinnacle Plus)	(555)	7,606	(7,265)	(214)	—	(29,950)	155	(14)	(29,809)	(30,023)	33,470	3,447	—	(3,105)	21	(3,084)
Guggenheim VT Long Short Equity (Pinnacle V)	(1,251)	3,800	(3,004)	(455)	—	(23,848)	15,864	(46)	(8,030)	(8,485)	71,861	63,376	—	(2,362)	1,540	(822)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	80	115	(401)	(206)	—	(702)	—	—	(702)	(908)	16,984	16,076	—	(26)	—	(26)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	(129)	274	(953)	(808)	—	(999)	339	—	(660)	(1,468)	38,940	37,472	—	(38)	12	(26)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	55	27	(408)	(326)	15,567	—	—	—	15,567	15,241	—	15,241	602	—	—	602
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	(2,807)	3,394	(13,562)	(12,975)	53,661	(3,461)	7,865	—	58,065	45,090	506,667	551,757	2,147	(139)	311	2,319
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	(14)	244	(462)	(232)	—	(875)	(91)	—	(966)	(1,198)	12,028	10,830	—	(33)	(4)	(37)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	142	38	(546)	(366)	—	(202)	—	—	(202)	(568)	27,004	26,436	—	(8)	—	(8)
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	(1,426)	1,229	(10,741)	(10,938)	42,402	(3,815)	20,386	—	58,973	48,035	445,897	493,932	1,658	(149)	792	2,301
iShares TIPS Bond ETF (Varoom GLWB 2)	(433)	93	(477)	(817)	—	—	203	—	203	(614)	19,256	18,642	—	—	8	8
iShares TIPS Bond ETF (Varoom GLWB 3)	(183)	(10)	(232)	(425)	—	—	—	—	—	(425)	11,724	11,299	—	—	—	—
iShares TIPS Bond ETF (Varoom GLWB 5)	(2,595)	(5)	(2,348)	(4,948)	7,485	(2,511)	3,277	—	8,251	3,303	101,597	104,900	322	(110)	143	355
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	230	67	(701)	(404)	—	(309)	—	—	(309)	(713)	6,325	5,612	—	(10)	—	(10)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,140	260	(4,445)	(3,045)	—	(574)	1,959	—	1,385	(1,660)	39,610	37,950	—	(20)	68	48
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	3,731	512	(11,435)	(7,192)	—	(7,939)	—	—	(7,939)	(15,131)	113,107	97,976	—	(271)	—	(271)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	4,029	771	(16,966)	(12,166)	21,143	(85)	6,874	—	27,932	15,766	133,590	149,356	726	(3)	261	984
iShares S&P 500 Growth ETF (Varoom)	(133)	1,300	532	1,699	—	(1,557)	(552)	—	(2,109)	(410)	48,528	48,118	—	(36)	(13)	(49)
iShares S&P 500 Growth ETF (Varoom GLWB 1)	(1,254)	5,076	500	4,322	350	—	(6,650)	—	(6,300)	(1,978)	143,179	141,201	8	—	(153)	(145)
iShares S&P 500 Growth ETF (Varoom GLWB 2)	(102)	564	(171)	291	—	—	(726)	—	(726)	(435)	9,654	9,219	—	—	(17)	(17)
iShares S&P 500 Growth ETF (Varoom GLWB 3)	(254)	2,772	(332)	2,186	29,215	(14,940)	16,353	—	30,628	32,814	64,251	97,065	703	(376)	394	721
iShares S&P 500 Growth ETF (Varoom GLWB 4)	(14,343)	28,872	21,002	35,531	344,924	(16,581)	(2,370)	—	325,973	361,504	1,211,865	1,573,369	8,326	(401)	23	7,948
iShares S&P 500 Growth ETF (Varoom GLWB 5)	(334)	622	264	552	12,900	—	4,292	—	17,192	17,744	19,754	37,498	315	—	105	420
iShares Core S&P 500 Index ETF (Varoom)	380	3,582	(4,460)	(498)	—	(6,061)	(162)	—	(6,223)	(6,721)	109,520	102,799	—	(147)	(3)	(150)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(2,492)	31,909	(38,127)	(8,710)	1,050	(18,264)	(15,857)	—	(33,071)	(41,781)	1,002,549	960,768	26	(452)	(351)	(777)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(137)	1,829	(1,958)	(266)	—	(1,737)	(1,045)	—	(2,782)	(3,048)	30,682	27,634	—	(43)	(24)	(67)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	1,206	43,904	(49,881)	(4,771)	58,567	(301,452)	268,821	—	25,936	21,165	436,539	457,704	1,441	(7,236)	6,375	580
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(78,852)	500,583	(654,278)	(232,547)	2,249,022	(541,763)	(414,592)	—	1,292,667	1,060,120	17,548,470	18,608,590	54,888	(13,265)	(9,589)	32,034
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(6,479)	24,077	(35,886)	(18,288)	172,652	(6,217)	(9,392)	—	157,043	138,755	955,627	1,094,382	4,204	(156)	(207)	3,841
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(7)	1,615	(4,303)	(2,695)	—	(851)	968	—	117	(2,578)	50,118	47,540	—	(23)	29	6
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(16)	296	(806)	(526)	—	—	46	—	46	(480)	9,729	9,249	—	—	2	2
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	474	995	(6,551)	(5,082)	18,142	(2,013)	—	—	16,129	11,047	91,122	102,169	445	(48)	—	397
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(718)	8,193	(25,292)	(17,817)	2,824	(8,516)	7,058	—	1,366	(16,451)	320,694	304,243	69	(217)	200	52
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(401)	1,863	(7,163)	(5,701)	3,993	(68)	1,911	—	5,836	135	94,199	94,334	99	(2)	53	150
iShares Core S&P MidCap Index ETF (Varoom)	(163)	1,187	(3,109)	(2,085)	—	(1,311)	(402)	—	(1,713)	(3,798)	53,536	49,738	—	(35)	(9)	(44)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(2,680)	8,587	(18,592)	(12,685)	350	(4,764)	(566)	—	(4,980)	(17,665)	301,139	283,474	9	(124)	9	(106)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(1,022)	3,170	(6,242)	(4,094)	—	(2,416)	(2,103)	—	(4,519)	(8,613)	93,854	85,241	—	(62)	(52)	(114)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(686)	10,706	(16,950)	(6,930)	25,515	(78,758)	69,208	—	15,965	9,035	132,044	141,079	627	(1,903)	1,649	373

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	$(54,430)	$140,281	$(334,523)	$(248,672)	$649,192	$(142,153)	$(25,276)	$—	$481,763	$233,091	$4,808,368	$5,041,459	15,977	(3,525)	(222)	12,230
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(4,305)	6,738	(20,660)	(18,227)	50,150	(865)	3,450	—	52,735	34,508	310,418	344,926	1,237	(22)	116	1,331
iShares Core S&P Small Cap Index ETF (Varoom)	(127)	789	(1,992)	(1,330)	—	(696)	(383)	—	(1,079)	(2,409)	35,866	33,457	—	(18)	(9)	(27)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(1,427)	5,091	(9,756)	(6,092)	175	(2,393)	(2,686)	—	(4,904)	(10,996)	152,431	141,435	4	(61)	(58)	(115)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(572)	1,498	(3,067)	(2,141)	—	(627)	(1,241)	—	(1,868)	(4,009)	49,772	45,763	—	(16)	(31)	(47)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(425)	6,643	(9,981)	(3,763)	21,861	(39,441)	43,747	—	26,167	22,404	65,409	87,813	523	(936)	1,037	624
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(28,791)	75,251	(163,406)	(116,946)	324,596	(71,228)	(49,920)	—	203,448	86,502	2,435,501	2,522,003	7,869	(1,737)	(1,062)	5,070
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(3,938)	5,618	(16,197)	(14,517)	42,697	(531)	(3,793)	—	38,373	23,856	272,315	296,171	1,042	(13)	(77)	952
iShares International Treasury Bond (Varoom)	(301)	(78)	(1,338)	(1,717)	—	(402)	816	—	414	(1,303)	18,798	17,495	—	(18)	34	16
iShares International Treasury Bond (Varoom GLWB 1)	(3,313)	(571)	(10,467)	(14,351)	175	(2,350)	14,546	—	12,371	(1,980)	147,517	145,537	8	(105)	643	546
iShares International Treasury Bond (Varoom GLWB 2)	(10)	(85)	12	(83)	—	(1,128)	74	—	(1,054)	(1,137)	1,137	—	—	(51)	3	(48)
iShares International Treasury Bond (Varoom GLWB 3)	(372)	(2,624)	174	(2,822)	4,018	(38,477)	33,344	—	(1,115)	(3,937)	31,154	27,217	175	(1,691)	1,465	(51)
iShares International Treasury Bond (Varoom GLWB 4)	(61,139)	(5,078)	(173,456)	(239,673)	324,596	(70,087)	229,762	—	484,271	244,598	2,312,875	2,557,473	14,420	(3,105)	10,129	21,444
iShares International Treasury Bond (Varoom GLWB 5)	(74)	(10)	(190)	(274)	—	—	175	—	175	(99)	2,776	2,677	—	—	8	8
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	40	207	(548)	(301)	—	(405)	—	—	(405)	(706)	8,471	7,765	—	(11)	—	(11)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(862)	6,090	(18,005)	(12,777)	—	(4,254)	(1,616)	—	(5,870)	(18,647)	296,227	277,580	—	(115)	(38)	(153)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	809	3,061	(12,579)	(8,709)	12,993	(9,613)	4,457	—	7,837	(872)	218,700	217,828	342	(260)	122	204
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(4,183)	13,690	(52,181)	(42,674)	86,099	(6,097)	21,382	—	101,384	58,710	846,597	905,307	2,347	(171)	609	2,785
Vanguard Emerging Markets Index Fund ETF (Varoom)	205	(35)	(3,993)	(3,823)	—	—	—	—	—	(3,823)	22,108	18,285	—	—	—	—
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	136	1,014	(13,992)	(12,842)	—	(1,790)	10,745	—	8,955	(3,887)	70,871	66,984	—	(88)	595	507
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	587	(150)	(13,346)	(12,909)	2,575	(6,254)	641	—	(3,038)	(15,947)	78,984	63,037	121	(250)	26	(103)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	114	343	(38,565)	(38,108)	26,247	(160)	28,139	—	54,226	16,118	180,576	196,694	1,044	(6)	1,351	2,389
Vanguard Developed Markets Index FundETF (Varoom)	261	261	(1,039)	(517)	—	(486)	339	—	(147)	(664)	26,538	25,874	—	(18)	14	(4)
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	474	2,612	(6,130)	(3,044)	175	(2,386)	3,378	—	1,167	(1,877)	144,519	142,642	6	(85)	155	76
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	2	274	(315)	(39)	—	(583)	50	—	(533)	(572)	3,633	3,061	—	(20)	2	(18)
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	396	(22)	(1,363)	(989)	6,170	(38,187)	34,254	—	2,237	1,248	31,939	33,187	204	(1,165)	1,025	64
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	3,826	55,231	(132,630)	(73,573)	324,596	(71,321)	58,536	—	311,811	238,238	2,293,245	2,531,483	10,046	(2,223)	2,358	10,181
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	(39)	1,561	(7,252)	(5,730)	37,973	(2,170)	5,543	—	41,346	35,616	102,828	138,444	1,183	(71)	195	1,307
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	269	175	(589)	(145)	—	(762)	—	—	(762)	(907)	18,333	17,426	—	(26)	1	(25)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	209	179	(893)	(505)	—	—	162	—	162	(343)	30,238	29,895	—	—	6	6
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	500	101	(962)	(361)	—	(1,097)	—	—	(1,097)	(1,458)	37,603	36,145	—	(39)	—	(39)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	54	45	(277)	(178)	—	—	1,378	—	1,378	1,200	9,098	10,298	—	—	51	51
Vanguard Large-Cap Index ETF (Varoom)	10	269	(343)	(64)	—	(449)	—	—	(449)	(513)	9,184	8,671	—	(11)	—	(11)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(899)	4,954	(5,886)	(1,831)	—	(2,404)	(4,888)	—	(7,292)	(9,123)	137,350	128,227	—	(60)	(118)	(178)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	36	225	(595)	(334)	14,589	(442)	—	—	14,147	13,813	35,034	48,847	353	(10)	—	343
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(3,284)	8,744	(13,441)	(7,981)	62,248	(1,889)	285	—	60,644	52,663	352,451	405,114	1,511	(47)	16	1,480
Vanguard Mega Cap Index ETF (Varoom)	89	820	(1,008)	(99)	—	(1,216)	—	—	(1,216)	(1,315)	29,459	28,144	—	(29)	—	(29)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(71)	444	(516)	(143)	—	—	(435)	—	(435)	(578)	13,704	13,126	—	—	(11)	(11)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(604)	2,587	(3,028)	(1,045)	250	(666)	(1,635)	—	(2,051)	(3,096)	85,819	82,723	6	(17)	(37)	(48)
Vanguard REIT Index ETF (Varoom GLWB 2)	583	2,321	(2,733)	171	—	—	(1,923)	—	(1,923)	(1,752)	46,864	45,112	—	—	(43)	(43)
Vanguard REIT Index ETF (Varoom GLWB 3)	749	161	(451)	459	5,149	—	4,841	—	9,990	10,449	29,857	40,306	140	—	123	263
Vanguard REIT Index ETF (Varoom GLWB 5)	2,513	6,144	(9,154)	(497)	27,270	(2,590)	(1,738)	—	22,942	22,445	198,020	220,465	708	(69)	(26)	613
Vanguard Total Bond Market Index ETF (Varoom)	475	881	(2,222)	(866)	—	(3,482)	342	—	(3,140)	(4,006)	70,607	66,601	—	(130)	12	(118)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	570	11,520	(30,698)	(18,608)	1,225	(16,535)	6,867	—	(8,443)	(27,051)	1,042,920	1,015,869	46	(628)	262	(320)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(606)	2,955	(10,286)	(7,937)	—	(6,523)	492	—	(6,031)	(13,968)	404,010	390,042	—	(249)	20	(229)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,319	8,642	(15,569)	(4,608)	43,383	(280,575)	242,877	—	5,685	1,077	339,769	340,846	1,696	(11,047)	9,575	224
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(23,928)	78,480	(416,227)	(361,675)	2,272,174	(494,976)	92,234	—	1,869,432	1,507,757	16,425,536	17,933,293	90,966	(19,786)	3,570	74,750
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(4,215)	5,494	(30,918)	(29,639)	200,686	(5,617)	(4,294)	—	190,775	161,136	1,126,458	1,287,594	8,047	(227)	(187)	7,633
Vanguard VI Money Market (Varoom GLWB 3)	(427)	—	—	(427)	—	—	—	—	—	(427)	24,242	23,815	—	—	—	—
Vanguard VI Money Market (Varoom GLWB 5)	(139)	—	—	(139)	—	(83)	32	—	(51)	(190)	5,127	4,937	—	(9)	3	(6)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(408)	201	(414)	(621)	—	(6,378)	—	—	(6,378)	(6,999)	68,911	61,912	—	(262)	—	(262)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(401)	71	(178)	(508)	—	—	2,638	—	2,638	2,130	26,083	28,213	—	—	112	112

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(7,308)	$56,457	$(23,089)	$26,060	$—	$(118,525)	$(12,027)	$(3,547)	$(134,099)	$(108,039)	$511,930	$403,891	—	(9,084)	(892)	(9,976)
Touchstone Aggressive ETF (AnnuiChoice ®)	(4,385)	101,516	(70,688)	26,443	—	(209,332)	(58,856)	(290)	(268,478)	(242,035)	649,108	407,073	—	(13,017)	(3,825)	(16,842)
Touchstone Aggressive ETF (AnnuiChoice II)	(7,710)	121,428	(71,391)	42,327	15,151	(192,151)	(21,942)	(1,250)	(200,192)	(157,865)	758,949	601,084	765	(9,915)	(1,076)	(10,226)
Touchstone Aggressive ETF (GrandMaster flex3)	(22,227)	51,112	52,899	81,784	11,680	(154,203)	1,114	(640)	(142,049)	(60,265)	1,422,636	1,362,371	778	(9,839)	70	(8,991)
Touchstone Aggressive ETF (Grandmaster)	(4,010)	7,037	14,097	17,124	—	(13,440)	945	(114)	(12,609)	4,515	291,835	296,350	—	(866)	59	(807)
Touchstone Aggressive ETF (IQ Annuity)	(14,215)	61,031	6,923	53,739	5,024	(84,018)	—	(478)	(79,472)	(25,733)	1,006,732	980,999	323	(5,636)	—	(5,313)
Touchstone Aggressive ETF (Pinnacle)	(11,064)	40,556	17,271	46,763	19,826	(113,386)	(4,603)	(111)	(98,274)	(51,511)	842,680	791,169	1,232	(7,220)	(314)	(6,302)
Touchstone Aggressive ETF (Pinnacle IV)	(23,581)	319,086	(206,139)	89,366	480	(666,705)	(109,222)	(731)	(776,178)	(686,812)	1,945,958	1,259,146	31	(42,651)	(7,255)	(49,875)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	(218)	1,433	645	1,860	—	(8,348)	34,361	(9)	26,004	27,864	9,026	36,890	—	(571)	2,416	1,845
Touchstone Aggressive ETF (Pinnacle Plus)	(5,039)	33,798	(11,942)	16,817	238	(50,027)	42,311	(250)	(7,728)	9,089	344,250	353,339	16	(3,485)	2,800	(669)
Touchstone Aggressive ETF (Pinnacle V)	(14,808)	110,757	(43,143)	52,806	6,609	(247,757)	(2,175)	(4,840)	(248,163)	(195,357)	1,064,537	869,180	356	(13,353)	(119)	(13,116)
Touchstone Baron Small Cap Growth (Pinnacle)	(31,078)	221,985	(131,851)	59,056	25,662	(273,464)	154,975	(532)	(93,359)	(34,303)	2,405,771	2,371,468	460	(4,937)	2,867	(1,610)
Touchstone Baron Small Cap Growth (Pinnacle IV)	(32,447)	480,886	(369,711)	78,728	10,086	(400,053)	797,161	(1,100)	406,094	484,822	2,139,080	2,623,902	315	(12,679)	25,385	13,021
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(184)	630	12	458	—	—	—	(7)	(7)	451	16,932	17,383	—	—	—	—
Touchstone Baron Small Cap Growth (Pinnacle V)	(36,192)	206,706	(113,541)	56,973	253,606	(310,546)	96,419	(3,481)	35,998	92,971	2,301,966	2,394,937	15,218	(18,898)	6,051	2,371
Touchstone Baron Small Cap Growth (AdvantEdge)	(13,499)	78,531	(58,978)	6,054	7,269	(223,223)	15,743	(1,639)	(201,850)	(195,796)	730,588	534,792	388	(12,097)	673	(11,036)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(7,704)	94,857	(74,776)	12,377	16,550	(442,693)	260,725	(659)	(166,077)	(153,700)	762,375	608,675	816	(21,845)	12,839	(8,190)
Touchstone Baron Small Cap Growth (AnnuiChoice)	(746)	11,881	(10,487)	648	—	(30,453)	(22,653)	(86)	(53,192)	(52,544)	109,432	56,888	—	(932)	(680)	(1,612)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(6,767)	53,486	(37,612)	9,107	90	(41,661)	9,281	(146)	(32,436)	(23,329)	453,742	430,413	3	(1,431)	338	(1,090)
Touchstone Baron Small Cap Growth (Grandmaster)	(12,287)	70,949	6,694	65,356	3,272	(49,970)	824,278	(383)	777,197	842,553	590,496	1,433,049	128	(1,950)	32,453	30,631
Touchstone Baron Small Cap Growth (IQ Annuity)	(19,726)	63,981	(11,155)	33,100	3,661	(114,349)	(2,124)	(242)	(113,054)	(79,954)	1,536,130	1,456,176	120	(3,750)	(22)	(3,652)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	(714)	3,810	1,563	4,659	—	(1,851)	108,619	(113)	106,655	111,314	5,967	117,281	—	(105)	5,800	5,695
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(12,160)	94,130	(78,520)	3,450	—	(155,157)	58,337	(693)	(97,513)	(94,063)	859,598	765,535	—	(5,317)	1,672	(3,645)
Touchstone Conservative ETF (AdvantEdge)	(1,503)	14,643	(3,846)	9,294	400	(200)	(140,791)	(778)	(141,369)	(132,075)	355,439	223,364	32	(79)	(11,364)	(11,411)
Touchstone Conservative ETF (AnnuiChoice II)	(33)	21,366	(5,622)	15,711	2,390	(33,836)	260	(2,901)	(34,087)	(18,376)	408,769	390,393	165	(2,567)	20	(2,382)
Touchstone Conservative ETF (AnnuiChoice)	24	762	(355)	431	—	(3,367)	4,800	(19)	1,414	1,845	9,801	11,646	—	(227)	322	95
Touchstone Conservative ETF (GrandMaster flex3)	(4,404)	82,511	(48,598)	29,509	—	(239,469)	127,320	(111)	(112,260)	(82,751)	793,809	711,058	—	(16,992)	9,181	(7,811)
Touchstone Conservative ETF (Grandmaster)	(405)	9,348	(1,651)	7,292	—	(11,478)	2,474	(22)	(9,026)	(1,734)	197,349	195,615	—	(836)	200	(636)
Touchstone Conservative ETF (IQ Annuity)	(4,331)	101,230	(49,817)	47,082	—	(373,954)	49,390	(748)	(325,312)	(278,230)	1,515,896	1,237,666	—	(26,699)	3,473	(23,226)
Touchstone Conservative ETF (Pinnacle)	(1,225)	28,498	(9,867)	17,406	—	(20,461)	(24,655)	(75)	(45,191)	(27,785)	466,392	438,607	—	(1,435)	(1,696)	(3,131)
Touchstone Conservative ETF (Pinnacle IV)	(9,556)	321,859	(231,911)	80,392	18,998	(1,333,894)	310,329	(421)	(1,004,988)	(924,596)	2,761,017	1,836,421	1,387	(95,118)	22,402	(71,329)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	(946)	8,691	(2,130)	5,615	5,466	(72,607)	138,409	(27)	71,241	76,856	—	76,856	846	(15,940)	21,417	6,323
Touchstone Conservative ETF (Pinnacle Plus)	(9,591)	209,141	(164,208)	35,342	750	(777,382)	(412,666)	(471)	(1,189,769)	(1,154,427)	1,779,506	625,079	55	(56,767)	(29,704)	(86,416)
Touchstone Conservative ETF Fund (Pinnacle V)	(14,806)	269,498	(111,783)	142,909	601,766	(695,110)	214,361	(12,270)	108,747	251,656	3,723,191	3,974,847	43,027	(50,484)	15,703	8,246
Touchstone Active Bond (AdvantEdge)	2,205	(13)	2,053	4,245	10,400	—	4,470	(1,771)	13,099	17,344	198,361	215,705	833	(142)	360	1,051
Touchstone Active Bond (AnnuiChoice II)	1,364	933	(235)	2,062	11,815	(9,006)	5,916	(252)	8,473	10,535	79,682	90,217	872	(686)	438	624
Touchstone Active Bond (AnnuiChoice)	3,579	(289)	3,334	6,624	—	(12,372)	—	(210)	(12,582)	(5,958)	239,767	233,809	—	(798)	—	(798)
Touchstone Active Bond (GrandMaster flex3)	324	(1,687)	3,065	1,702	—	(15,778)	(12,451)	(88)	(28,317)	(26,615)	77,029	50,414	—	(1,113)	(869)	(1,982)
Touchstone Active Bond (Grandmaster)	1,756	(959)	3,064	3,861	—	(12,260)	—	(67)	(12,327)	(8,466)	160,897	152,431	—	(1,283)	392	(891)
Touchstone Active Bond (IQ Annuity)	607	(366)	1,817	2,058	—	(20,939)	(40)	(103)	(21,082)	(19,024)	92,007	72,983	—	(1,419)	(3)	(1,422)
Touchstone Active Bond (Pinnacle)	1,127	(2,479)	5,226	3,874	—	(45,356)	6,505	(89)	(38,940)	(35,066)	159,362	124,296	—	(3,085)	440	(2,645)
Touchstone Active Bond (Pinnacle IV)	6,422	(22,615)	35,396	19,203	—	(304,946)	(2,717)	(98)	(307,761)	(288,558)	951,629	663,071	—	(21,187)	(190)	(21,377)
Touchstone Active Bond (Pinnacle II Reduced M&E)	123	(47)	169	245	—	(746)	(4)	(6)	(756)	(511)	9,253	8,742	—	(50)	(1)	(51)
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	(88)	(9)	1,891	1,794	—	(74,883)	28,775	(17)	(46,125)	(44,331)	71,613	27,282	—	(6,888)	2,647	(4,241)
Touchstone Active Bond (Pinnacle Plus)	496	(4,951)	7,585	3,130	—	(41,881)	(19,377)	(72)	(61,330)	(58,200)	154,371	96,171	—	(3,171)	(1,467)	(4,638)
Touchstone Active Bond (PinnacleV)	12,979	(3,327)	8,966	18,618	106,438	(80,786)	207,558	(4,472)	228,738	247,356	842,102	1,089,458	8,331	(6,645)	16,164	17,850
Touchstone Enhanced ETF (Pinnacle V)	175	—	—	175	—	806	(981)	—	(175)	—	—	—	—	—	—	—
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	(4,132)	9,036	7,947	12,851	—	(4,486)	—	(527)	(5,013)	7,838	231,283	239,121	—	(265)	—	(265)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(8,062)	37,662	(9,045)	20,555	—	(58,419)	—	(102)	(58,521)	(37,966)	424,218	386,252	—	(3,190)	21	(3,169)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(8,845)	42,322	(13,729)	19,748	—	(31,450)	(35,938)	(92)	(67,480)	(47,732)	409,698	361,966	—	(1,673)	(1,966)	(3,639)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(1,239)	5,468	4	4,233	—	(576)	—	(60)	(636)	3,597	138,046	141,643	—	(46)	—	(46)
Touchstone GMAB Conservative ETF (Pinnacle V)	(4,246)	16,531	301	12,586	—	—	—	(60)	(60)	12,526	424,532	437,058	—	(4)	—	(4)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(21,416)	641,320	(518,942)	100,962	—	(1,604,248)	(40,156)	(60)	(1,644,464)	(1,543,502)	2,864,408	1,320,906	—	(98,332)	(2,291)	(100,623)
Touchstone GMAB Moderate ETF(Pinnacle V)	(8,817)	61,265	22,539	74,987	—	(128,325)	—	(90)	(128,415)	(53,428)	1,688,677	1,635,249	—	(7,959)	—	(7,959)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone High Yield (AdvantEdge)	$2,104	$(174)	$(2,186)	$(256)	$—	$(1,418)	$—	$—	$(1,418)	$(1,674)	$30,182	$28,508	—	(94)	—	(94)
Touchstone High Yield (AnnuiChoice II)	2,382	(66)	(2,875)	(559)	14,500	(1,184)	—	(44)	13,272	12,713	15,980	28,693	906	(77)	—	829
Touchstone High Yield (AnnuiChoice)	6,974	(851)	(5,607)	516	—	(1,617)	(19,407)	(87)	(21,111)	(20,595)	108,459	87,864	—	(76)	(842)	(918)
Touchstone High Yield (GrandMaster flex3)	11,958	(6,241)	(6,739)	(1,022)	—	(31,723)	(11,686)	(72)	(43,481)	(44,503)	180,874	136,371	—	(1,570)	(560)	(2,130)
Touchstone High Yield (Grandmaster)	472	(1,410)	1,221	283	—	(221)	(10,336)	(21)	(10,578)	(10,295)	17,980	7,685	—	(14)	(591)	(605)
Touchstone High Yield (IQ Annuity)	9,349	16,028	(23,244)	2,133	—	(98,312)	4,501	(204)	(94,015)	(91,882)	222,492	130,610	—	(4,469)	207	(4,262)
Touchstone High Yield (Pinnacle)	23,811	(7,145)	(15,558)	1,108	10,768	(72,616)	(57,450)	(355)	(119,653)	(118,545)	440,450	321,905	544	(3,527)	(2,708)	(5,691)
Touchstone High Yield (Pinnacle IV)	69,048	(49,995)	(14,208)	4,845	33,864	(589,125)	(37,171)	(373)	(592,805)	(587,960)	1,551,269	963,309	1,672	(28,637)	(1,780)	(28,745)
Touchstone High Yield (Pinnacle II Reduced M&E)	329	(21)	(322)	(14)	—	(278)	(44)	(3)	(325)	(339)	4,506	4,167	—	—	(16)	(16)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	4,529	(1,138)	(5,193)	(1,802)	—	(9,708)	49,963	(41)	40,214	38,412	16,698	55,110	—	(789)	3,957	3,168
Touchstone High Yield (Pinnacle Plus)	35,232	(9,754)	(31,200)	(5,722)	476	(98,679)	161,439	(238)	62,998	57,276	390,924	448,200	27	(5,575)	9,097	3,549
Touchstone High Yield (PinnacleV)	28,626	(15,845)	(16,002)	(3,221)	6,000	(111,172)	15,382	(587)	(90,377)	(93,598)	490,224	396,626	414	(7,939)	1,064	(6,461)
Touchstone Large Cap Core Equity (AdvantEdge)	(912)	6,786	13,511	19,385	15,867	(9,851)	(4,695)	(775)	546	19,931	147,707	167,638	1,105	(758)	(308)	39
Touchstone Large Cap Core Equity (AnnuiChoice II)	32	12,580	5,266	17,878	14,619	(17,827)	31,091	(518)	27,365	45,243	126,693	171,936	820	(1,179)	2,049	1,690
Touchstone Large Cap Core Equity (AnnuiChoice)	(30)	3,584	1,305	4,859	—	(9,119)	—	(33)	(9,152)	(4,293)	40,033	35,740	—	(517)	—	(517)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(524)	11,435	(3,423)	7,488	—	(21,368)	(2,481)	(51)	(23,900)	(16,412)	55,942	39,530	—	(1,100)	(124)	(1,224)
Touchstone Large Cap Core Equity (Grandmaster)	(168)	1,524	7,304	8,660	—	(4,024)	23,974	(24)	19,926	28,586	43,319	71,905	—	(232)	1,444	1,212
Touchstone Large Cap Core Equity (IQ Annuity)	(1,756)	2,636	51,129	52,009	715	(4,481)	286	(163)	(3,643)	48,366	394,404	442,770	42	(270)	15	(213)
Touchstone Large Cap Core Equity (Pinnacle)	(6,489)	148,724	62,094	204,329	38,972	(288,338)	(98,108)	(422)	(347,896)	(143,567)	1,744,338	1,600,771	2,048	(15,749)	(5,528)	(19,229)
Touchstone Large Cap Core Equity (Pinnacle IV)	(3,497)	49,358	41,057	86,918	525	(99,783)	867	(345)	(98,736)	(11,818)	717,070	705,252	30	(5,606)	51	(5,525)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	(32)	161	6,335	6,464	—	—	—	(18)	(18)	6,446	47,328	53,774	—	—	(1)	(1)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	(349)	5,779	15,514	20,944	—	(54,376)	104,716	(158)	50,182	71,126	74,867	145,993	—	(3,358)	6,843	3,485
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,777)	58,564	(37,507)	19,280	476	(7,025)	(140,933)	(167)	(147,649)	(128,369)	297,001	168,632	27	(391)	(8,070)	(8,434)
Touchstone Large Cap Core Equity (PinnacleV)	(3,326)	89,001	(11,545)	74,130	176,108	(203,509)	(21,429)	(2,421)	(51,251)	22,879	604,797	627,676	14,293	(16,757)	(1,772)	(4,236)
Touchstone Mid Cap Growth (AdvantEdge)	(914)	10,833	(4,118)	5,801	—	(7,029)	(782)	(54)	(7,865)	(2,064)	58,342	56,278	—	(489)	(52)	(541)
Touchstone Mid Cap Growth (AnnuiChoice II)	(1,669)	50,620	(33,055)	15,896	7,851	(76,536)	23,703	(402)	(45,384)	(29,488)	162,650	133,162	417	(4,317)	1,292	(2,608)
Touchstone Mid Cap Growth (AnnuiChoice)	(1,430)	23,649	(5,983)	16,236	—	(7,426)	(66)	(60)	(7,552)	8,684	140,804	149,488	—	(271)	(2)	(273)
Touchstone Mid Cap Growth (GrandMaster flex3)	(3,242)	52,686	(27,729)	21,715	—	(44,131)	(6,923)	(109)	(51,163)	(29,448)	229,263	199,815	—	(1,709)	(259)	(1,968)
Touchstone Mid Cap Growth (Grandmaster)	(4,139)	85,909	(61,440)	20,330	5,189	(36,588)	(259,340)	(226)	(290,965)	(270,635)	433,528	162,893	237	(1,709)	(12,031)	(13,503)
Touchstone Mid Cap Growth (IQ Annuity)	(4,996)	44,214	(2,132)	37,086	—	(10,621)	(266)	(136)	(11,023)	26,063	338,442	364,505	—	(412)	(9)	(421)
Touchstone Mid Cap Growth (Pinnacle)	(5,298)	100,843	(58,943)	36,602	827	(59,550)	(70,703)	(139)	(129,565)	(92,963)	425,313	332,350	33	(2,322)	(2,928)	(5,217)
Touchstone Mid Cap Growth (Pinnacle IV)	(16,113)	442,159	(318,157)	107,889	—	(166,659)	(55,379)	(503)	(222,541)	(114,652)	1,083,265	968,613	—	(6,610)	(2,264)	(8,874)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(3,764)	65,717	(29,655)	32,298	—	(84,901)	323,013	(613)	237,499	269,797	117,185	386,982	—	(5,487)	20,749	15,262
Touchstone Mid Cap Growth (Pinnacle Plus)	(17,024)	634,557	(576,814)	40,719	1,248	(83,494)	(1,793,196)	(523)	(1,875,965)	(1,835,246)	2,128,253	293,007	50	(3,366)	(72,695)	(76,011)
Touchstone Mid Cap Growth (PinnacleV)	(3,726)	89,371	(63,622)	22,023	9,666	(72,769)	(56,067)	(196)	(119,366)	(97,343)	281,987	184,644	683	(5,177)	(4,080)	(8,574)
Touchstone Moderate ETF (AdvantEdge)	15	26,433	31,677	58,125	31,472	(70,343)	(2,732)	(9,013)	(50,616)	7,509	1,101,978	1,109,487	2,455	(5,982)	(196)	(3,723)
Touchstone Moderate ETF (AnnuiChoice II)	4,478	11,913	32,626	49,017	7,045	(16,785)	(1,794)	(2,660)	(14,194)	34,823	864,422	899,245	521	(1,457)	(138)	(1,074)
Touchstone Moderate ETF (AnnuiChoice)	1,283	65,505	(53,479)	13,309	8,596	(140,921)	(38,374)	(142)	(170,841)	(157,532)	394,218	236,686	569	(9,095)	(2,547)	(11,073)
Touchstone Moderate ETF (GrandMaster flex3)	(283)	65,915	(15,023)	50,609	3,325	(156,121)	3,690	(481)	(149,587)	(98,978)	1,025,268	926,290	224	(10,407)	245	(9,938)
Touchstone Moderate ETF (Grandmaster)	538	1,075	6,773	8,386	240	(1,976)	39,558	(19)	37,803	46,189	117,366	163,555	16	(128)	2,634	2,522
Touchstone Moderate ETF (IQ Annuity)	2,039	45,302	22,880	70,221	179	(96,557)	(11,571)	(893)	(108,842)	(38,621)	1,360,504	1,321,883	12	(6,435)	(775)	(7,198)
Touchstone Moderate ETF (Pinnacle)	1,228	26,211	2,664	30,103	—	(97,981)	12,122	(192)	(86,051)	(55,948)	604,621	548,673	—	(6,452)	782	(5,670)
Touchstone Moderate ETF (Pinnacle IV)	(2,889)	483,877	(334,451)	146,537	1,881	(1,152,768)	(104,990)	(598)	(1,256,475)	(1,109,938)	3,298,032	2,188,094	127	(75,837)	(6,936)	(82,646)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	63	244	413	720	—	(1,288)	—	(8)	(1,296)	(576)	13,130	12,554	—	(84)	—	(84)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	4,250	4,620	3,125	11,995	3,000	(54,932)	317,122	(271)	264,919	276,914	150,116	427,030	223	(4,193)	23,625	19,655
Touchstone Moderate ETF (Pinnacle Plus)	(3,238)	310,054	(219,242)	87,574	—	(338,842)	(324,648)	(2,089)	(665,579)	(578,005)	2,108,100	1,530,095	—	(23,300)	(21,783)	(45,083)
Touchstone Moderate ETF (Pinnacle V)	(3,015)	184,908	(77,176)	104,717	84,741	(495,643)	(20,024)	(5,867)	(436,793)	(332,076)	2,020,134	1,688,058	6,421	(38,125)	(1,255)	(32,959)
Touchstone Money Market (AdvantEdge)	(28,387)	—	—	(28,387)	236,471	(997,818)	385,412	(578)	(376,513)	(404,900)	1,856,817	1,451,917	25,292	(106,645)	40,875	(40,478)
Touchstone Money Market (AnnuiChoice II)	(4,725)	—	—	(4,725)	32,827	(16,036)	(152,700)	(79)	(135,988)	(140,713)	526,425	385,712	3,447	(1,702)	(16,046)	(14,301)
Touchstone Money Market (AnnuiChoice)	(4,425)	—	—	(4,425)	—	12,977	7,495	(899)	19,573	15,148	420,503	435,651	—	(5,476)	7,251	1,775
Touchstone Money Market (GrandMaster flex3)	(13,683)	—	—	(13,683)	20,000	(155,171)	1,367,832	(196)	1,232,465	1,218,782	366,437	1,585,219	1,963	(15,363)	135,203	121,803
Touchstone Money Market (Grandmaster)	(26,167)	—	—	(26,167)	6,089	(289,090)	367,100	(906)	83,193	57,026	1,947,024	2,004,050	587	(36,738)	44,206	8,055
Touchstone Money Market (IQ3)	(54,332)	—	—	(54,332)	4,003	(204,715)	5,981,490	(972)	5,779,806	5,725,474	1,410,063	7,135,537	385	(19,937)	578,223	558,671
Touchstone Money Market (Pinnacle)	(22,937)	—	—	(22,937)	12,308	(1,116,680)	631,808	(848)	(473,412)	(496,349)	1,851,614	1,355,265	1,189	(117,925)	71,019	(45,717)
Touchstone Money Market (Pinnacle IV)	(34,383)	—	—	(34,383)	8,120	(1,923,982)	145,344	(3,183)	(1,773,701)	(1,808,084)	3,511,930	1,703,846	790	(187,710)	14,330	(172,590)
Touchstone Money Market (Pinnacle II Reduced M&E)	(312)	—	—	(312)	—	—	333	(13)	320	8	28,448	28,456	—	—	31	31

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (Pinnacle Plus Reduced M&E)	$(1,798)	$—	$—	$(1,798)	$—	$(57,898)	$187,525	$(150)	$129,477	$127,679	$40,237	$167,916	—	(5,754)	19,195	13,441
Touchstone Money Market (Pinnacle Plus)	(4,431)	—	—	(4,431)	—	(406,234)	158,813	(182)	(247,603)	(252,034)	385,652	133,618	—	(43,978)	17,108	(26,870)
Touchstone Money Market (Pinnacle V)	(33,793)	—	—	(33,793)	1,200	(993,617)	(144,353)	(525)	(1,137,295)	(1,171,088)	2,592,029	1,420,941	129	(107,311)	(15,704)	(122,886)
Touchstone Third Avenue Value (AdvantEdge)	7,932	25,445	(40,117)	(6,740)	6,071	(79,834)	8,396	(1,180)	(66,547)	(73,287)	274,697	201,410	561	(6,705)	738	(5,406)
Touchstone Third Avenue Value (AnnuiChoice II)	14,213	25,505	(52,600)	(12,882)	(11,811)	(37,343)	7,607	(615)	(42,162)	(55,044)	364,820	309,776	(981)	(3,007)	548	(3,440)
Touchstone Third Avenue Value (AnnuiChoice)	12,198	18,179	(39,090)	(8,713)	—	(69,426)	—	(397)	(69,823)	(78,536)	337,683	259,147	—	(3,228)	—	(3,228)
Touchstone Third Avenue Value (GrandMaster flex3)	27,313	73,227	(129,147)	(28,607)	—	(150,049)	(10,548)	(330)	(160,927)	(189,534)	838,902	649,368	—	(7,413)	(539)	(7,952)
Touchstone Third Avenue Value (Grandmaster)	31,025	32,331	(95,766)	(32,410)	8,108	(109,620)	1,090	(134)	(100,556)	(132,966)	835,380	702,414	461	(6,280)	64	(5,755)
Touchstone Third Avenue Value (IQ Annuity)	56,740	20,456	(145,833)	(68,637)	880	(98,367)	(5,955)	(508)	(103,950)	(172,587)	1,621,327	1,448,740	44	(4,967)	(506)	(5,429)
Touchstone Third Avenue Value (Pinnacle)	108,610	134,653	(351,302)	(108,039)	33,933	(366,087)	(118,038)	(880)	(451,072)	(559,111)	3,075,125	2,516,014	536	(6,020)	(1,875)	(7,359)
Touchstone Third Avenue Value (Pinnacle IV)	78,041	280,312	(461,961)	(103,608)	12,802	(1,027,904)	(71,880)	(1,165)	(1,088,147)	(1,191,755)	3,231,150	2,039,395	623	(50,551)	(3,495)	(53,423)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	3,437	185	(6,626)	(3,004)	—	—	—	(64)	(64)	(3,068)	75,928	72,860	—	—	(1)	(1)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	12,576	(185)	(22,145)	(9,754)	633	(112,950)	288,157	(178)	175,662	165,908	64,432	230,340	50	(8,289)	21,285	13,046
Touchstone Third Avenue Value (Pinnacle Plus)	6,831	(1,876)	(199,869)	(194,914)	—	(194,604)	(39,026)	(410)	(234,040)	(428,954)	901,925	472,971	—	(9,489)	(9,863)	(19,352)
Touchstone Third Avenue Value (Pinnacle V)	34,141	26,614	(99,056)	(38,301)	14,386	(72,883)	27,618	(1,514)	(32,393)	(70,694)	879,779	809,085	1,460	(7,411)	2,635	(3,316)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	578	168,972	(74,196)	95,354	—	(172,585)	—	(373)	(172,958)	(77,604)	1,171,453	1,093,849	—	(12,183)	—	(12,183)
Fidelity VIP Overseas (Pinnacle)	(402)	(10,995)	(2,935)	(14,332)	—	(40,025)	(5,606)	(34)	(45,665)	(59,997)	170,109	110,112	—	(4,167)	(586)	(4,753)
Fidelity VIP Overseas (Pinnacle IV)	(335)	19,230	(36,254)	(17,359)	—	(39,556)	—	(50)	(39,606)	(56,965)	211,553	154,588	—	(4,021)	—	(4,021)
Fidelity VIP Equity-Income (Grandmaster)	123,606	48,355	447,265	619,226	317,544	(1,343,230)	(104,044)	(2,408)	(1,132,138)	(512,912)	9,215,739	8,702,827	4,168	(17,828)	(1,294)	(14,954)
Fidelity VIP Equity-Income (Pinnacle)	17,826	18,483	56,452	92,761	22,301	(147,649)	(53,870)	(417)	(179,635)	(86,874)	1,356,826	1,269,952	1,075	(6,881)	(2,469)	(8,275)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	249	226	529	1,004	—	—	—	—	—	1,004	13,331	14,335	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(59,936)	527,194	1,930	469,188	—	(841,195)	(22,337)	(1,791)	(865,323)	(396,135)	5,215,775	4,819,640	—	(8,900)	(223)	(9,123)
Fidelity VIP High Income (Grandmaster)	75,322	61,988	(123,706)	13,604	19,237	(560,112)	(665,506)	(627)	(1,207,008)	(1,193,404)	3,081,213	1,887,809	740	(21,760)	(26,023)	(47,043)
Fidelity VIP II Asset Manager (Grandmaster)	3,674	257,700	(97,836)	163,538	56,992	(484,853)	8,471	(1,333)	(420,723)	(257,185)	3,880,136	3,622,951	1,179	(10,037)	170	(8,688)
Fidelity VIP II Contrafund (Grandmaster)	(46,398)	665,992	453,356	1,072,950	52,463	(1,529,233)	(35,610)	(2,835)	(1,515,215)	(442,265)	11,306,752	10,864,487	850	(25,226)	(759)	(25,135)
Fidelity VIP II Contrafund (Pinnacle)	(25,511)	502,364	67,085	543,938	16,095	(738,802)	(297,714)	(1,895)	(1,022,316)	(478,378)	5,898,084	5,419,706	519	(23,618)	(10,268)	(33,367)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(49)	1,073	3,024	4,048	—	(441)	—	(11)	(452)	3,596	38,036	41,632	—	—	(15)	(15)
Fidelity VIP II Index 500 (Grandmaster)	6,231	299,344	133,515	439,090	—	(614,126)	(37,781)	(1,059)	(652,966)	(213,876)	3,998,893	3,785,017	—	(12,754)	(787)	(13,541)
Fidelity VIP II Index 500 (IQ3)	88	127	2,688	2,903	—	—	—	(26)	(26)	2,877	24,134	27,011	—	(1)	—	(1)
Fidelity VIP II Index 500 (Pinnacle)	5,160	50,916	212,482	268,558	—	(205,029)	(157,133)	(659)	(362,821)	(94,263)	2,525,741	2,431,478	—	(15,027)	(12,222)	(27,249)
Fidelity VIP II Index 500 (Pinnacle IV)	45	223	1,883	2,151	—	(204)	—	(6)	(210)	1,941	18,142	20,083	—	(15)	—	(15)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	148	98	2,609	2,855	—	—	—	(11)	(11)	2,844	23,168	26,012	—	—	(1)	(1)
Fidelity VIP II Investment Grade Bond (Pinnacle)	6,575	2,447	28,388	37,410	—	(71,215)	—	(368)	(71,583)	(34,173)	871,681	837,508	—	(5,504)	—	(5,504)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	8,879	3,743	44,012	56,634	—	(90,607)	—	(147)	(90,754)	(34,120)	1,345,767	1,311,647	—	(7,030)	—	(7,030)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	52	—	157	209	—	—	—	(5)	(5)	204	4,490	4,694	—	—	—	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	361	551	752	1,664	—	(5,114)	—	(79)	(5,193)	(3,529)	36,441	32,912	—	(389)	—	(389)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	162	454	1,326	1,942	—	(6,793)	—	(7)	(6,800)	(4,858)	46,319	41,461	—	(524)	—	(524)
Fidelity VIP II Investment Grade Bond (Grandmaster)	9,640	3,031	40,389	53,060	—	(53,832)	—	(410)	(54,242)	(1,182)	1,216,869	1,215,687	—	(1,557)	—	(1,557)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	(210)	2,736	1,841	4,367	—	(86,977)	—	(46)	(87,023)	(82,656)	122,778	40,122	—	(6,725)	—	(6,725)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,078	91	2,099	3,268	—	(40,597)	89,768	(96)	49,075	52,343	41,411	93,754	—	(3,703)	8,245	4,542
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	(863)	3,516	478	3,131	—	(3,758)	(110,933)	(44)	(114,735)	(111,604)	115,704	4,100	—	(301)	(8,748)	(9,049)
Fidelity VIP III Balanced (Grandmaster)	555	244,443	(107,993)	137,005	—	(179,193)	(83,175)	(566)	(262,934)	(125,929)	1,674,913	1,548,984	—	(7,751)	(3,565)	(11,316)
Fidelity VIP Overseas (AnnuiChoice)	6	8	(177)	(163)	—	—	—	(3)	(3)	(166)	1,801	1,635	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3)	(66)	239	(3,393)	(3,220)	—	—	—	(9)	(9)	(3,229)	33,890	30,661	—	(1)	—	(1)
Fidelity VIP Overseas (Grandmaster)	(2,124)	(78,879)	(86,401)	(167,404)	—	(285,325)	(72,419)	(542)	(358,286)	(525,690)	2,026,927	1,501,237	—	(7,396)	(1,842)	(9,238)
Fidelity VIP Overseas (IQ Annuity)	(20)	(1)	(1,832)	(1,853)	—	—	—	(8)	(8)	(1,861)	19,681	17,820	—	(1)	—	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	6	53	(390)	(331)	—	(639)	468	(4)	(175)	(506)	3,910	3,404	—	(52)	39	(13)
Fidelity VIP Overseas (Pinnacle Plus)	(225)	(39)	(6,464)	(6,728)	—	(485)	(468)	(64)	(1,017)	(7,745)	70,370	62,625	—	(56)	(52)	(108)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	(5,992)	31,123	18,834	43,965	—	(56,251)	—	(256)	(56,507)	(12,542)	468,497	455,955	—	(3,980)	—	(3,980)
Fidelity VIP III Mid Cap (Grandmaster)	(19,441)	45,387	48,451	74,397	—	(53,894)	—	(322)	(54,216)	20,181	1,628,359	1,648,540	—	(1,091)	—	(1,091)
Fidelity VIP III Mid Cap (Pinnacle)	(33,905)	135,760	11,427	113,282	—	(448,834)	(232,655)	(521)	(682,010)	(568,728)	3,107,305	2,538,577	—	(8,599)	(4,675)	(13,274)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	(70)	182	256	368	—	—	—	(13)	(13)	355	7,321	7,676	—	—	—	—
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(785)	46,258	(34,975)	10,498	—	(90,463)	(582)	(233)	(91,278)	(80,780)	263,471	182,691	—	(5,594)	(27)	(5,621)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (Continued):
Fidelity VIP Asset Manager (AdvantEdge)	$(295)	$6,387	$(2,987)	$3,105	$—	$(2,222)	$(752)	$(690)	$(3,664)	$(559)	$80,497	$79,938	—	(225)	(60)	(285)
Fidelity VIP Asset Manager (AnnuiChoice II)	192	12,519	(4,982)	7,729	—	(5,616)	(659)	(497)	(6,772)	957	179,003	179,960	—	(403)	(43)	(446)
Fidelity VIP Asset Manager (AnnuiChoice)	(36)	10,857	(6,118)	4,703	—	(46,082)	16,200	(40)	(29,922)	(25,219)	98,110	72,891	—	(2,560)	897	(1,663)
Fidelity VIP Asset Manager (GrandMaster flex3)	(14)	3,193	(3,013)	166	—	(4,161)	4,954	(8)	785	951	22,779	23,730	—	(265)	269	4
Fidelity VIP Asset Manager (Pinnacle)	226	550	(1,309)	(533)	—	(5,569)	48,703	(46)	43,088	42,555	1,043	43,598	—	(347)	2,995	2,648
Fidelity VIP Asset Manager (Pinnacle IV)	(2,355)	78,786	(55,760)	20,671	—	(300,265)	329,269	(125)	28,879	49,550	310,647	360,197	—	(18,975)	21,310	2,335
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	151	982	(626)	507	—	(3,786)	33,449	(27)	29,636	30,143	13,605	43,748	—	(292)	2,560	2,268
Fidelity VIP Asset Manager (Pinnacle Plus)	(500)	13,041	(8,486)	4,055	476	(82,781)	127,599	(26)	45,268	49,323	32,693	82,016	29	(5,090)	8,025	2,964
Fidelity VIP Asset Manager (Pinnacle V)	(1,370)	41,835	(25,180)	15,285	980	(90,689)	234,972	(1,273)	143,990	159,275	216,490	375,765	75	(6,902)	18,197	11,370
Fidelity VIP Balanced (AdvantEdge)	(4,945)	130,552	(63,070)	62,537	1,300	(187,995)	32,802	(4,824)	(158,717)	(96,180)	820,542	724,362	88	(13,701)	2,439	(11,174)
Fidelity VIP Balanced (AnnuiChoice II)	2,210	36,541	(12,223)	26,528	67,524	(3,860)	123,082	(224)	186,522	213,050	256,392	469,442	4,180	(263)	7,780	11,697
Fidelity VIP Balanced (AnnuiChoice)	1,008	38,166	(13,286)	25,888	—	(10,113)	39,774	(150)	29,511	55,399	259,547	314,946	—	(533)	2,153	1,620
Fidelity VIP Balanced (GrandMaster flex3)	(867)	42,761	(27,837)	14,057	—	(129,793)	2,220	(108)	(127,681)	(113,624)	238,499	124,875	—	(6,924)	135	(6,789)
Fidelity VIP Balanced (Grandmaster)	453	59,872	(29,661)	30,664	9,754	(10,216)	11,487	(126)	10,899	41,563	400,985	442,548	538	(595)	460	403
Fidelity VIP Balanced (IQ3)	(645)	44,040	(25,090)	18,305	1,126	(92,121)	1,211	(190)	(89,974)	(71,669)	283,034	211,365	66	(5,562)	71	(5,425)
Fidelity VIP Balanced (Pinnacle)	13	44,736	(15,596)	29,153	1,158	(40,202)	70,674	(106)	31,524	60,677	326,709	387,386	68	(2,277)	4,008	1,799
Fidelity VIP Balanced (Pinnacle IV)	(4,001)	248,647	(123,977)	120,669	—	(438,833)	342,607	(584)	(96,810)	23,859	1,317,219	1,341,078	—	(23,122)	18,743	(4,379)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	348	9,070	(156)	9,262	—	(11,767)	122,442	(145)	110,530	119,792	—	119,792	—	(834)	8,961	8,127
Fidelity VIP Balanced (Pinnacle Plus)	(2,295)	75,205	(35,531)	37,379	1,429	(98,701)	11,440	(187)	(86,019)	(48,640)	487,945	439,305	84	(5,652)	672	(4,896)
Fidelity VIP Balanced (Pinnacle V)	(3,767)	180,591	(75,345)	101,479	56,587	(185,410)	239,823	(3,099)	107,901	209,380	960,048	1,169,428	4,389	(13,919)	18,891	9,361
Fidelity VIP Contrafund (AdvantEdge)	(19,366)	258,458	(52,285)	186,807	62,645	(353,788)	(43,055)	(12,106)	(346,304)	(159,497)	2,107,236	1,947,739	4,439	(26,018)	(3,171)	(24,750)
Fidelity VIP Contrafund (AnnuiChoice II)	(2,797)	56,695	27,780	81,678	92,664	(52,407)	92,946	(2,291)	130,912	212,590	725,247	937,837	5,587	(3,401)	5,810	7,996
Fidelity VIP Contrafund (AnnuiChoice)	(2,399)	74,227	17,221	89,049	—	(43,543)	(47,125)	(681)	(91,349)	(2,300)	929,646	927,346	—	(1,755)	(2,003)	(3,758)
Fidelity VIP Contrafund (GrandMaster flex3)	(10,328)	136,893	(18,456)	108,109	270	(248,638)	5,505	(817)	(243,680)	(135,571)	1,174,282	1,038,711	12	(10,456)	287	(10,157)
Fidelity VIP Contrafund (IQ Advisor Standard)	21	261	990	1,272	—	—	—	—	—	1,272	11,588	12,860	—	—	—	—
Fidelity VIP Contrafund (IQ3)	(11,050)	70,921	121,058	180,929	6,123	(77,443)	45,314	(862)	(26,868)	154,061	1,765,595	1,919,656	287	(3,632)	2,323	(1,022)
Fidelity VIP Contrafund (Pinnacle IV)	(45,222)	1,180,369	(637,926)	497,221	7,530	(2,009,803)	(118,826)	(2,013)	(2,123,112)	(1,625,891)	6,478,942	4,853,051	318	(82,528)	(5,516)	(87,726)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	(47)	24,270	12,282	36,505	647	(64,772)	463,304	(378)	398,801	435,306	107,194	542,500	44	(3,954)	28,860	24,950
Fidelity VIP Contrafund (Pinnacle Plus)	(21,612)	362,534	(156,653)	184,269	2,381	(403,484)	(488,714)	(1,297)	(891,114)	(706,845)	2,574,808	1,867,963	105	(17,519)	(21,509)	(38,923)
Fidelity VIP Contrafund (Pinnacle V)	(57,737)	572,341	159,950	674,554	798,031	(780,392)	(32,042)	(20,111)	(34,514)	640,040	6,804,458	7,444,498	58,899	(58,629)	(2,710)	(2,440)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(52)	1,608	(1,858)	(302)	2,310	(977)	(8,907)	(2)	(7,576)	(7,878)	11,764	3,886	165	(70)	(683)	(588)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(318)	3,283	(1,710)	1,255	—	(3,670)	—	(6)	(3,676)	(2,421)	37,214	34,793	—	(270)	—	(270)
Fidelity VIP Disciplined Small Cap (GrandMaster)	(223)	1,483	(650)	610	—	(721)	13	—	(708)	(98)	18,356	18,258	—	(54)	1	(53)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(966)	7,791	(5,425)	1,400	—	(14,558)	3,500	(1)	(11,059)	(9,659)	86,002	76,343	—	(1,162)	251	(911)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,733)	10,661	(4,176)	4,752	—	(12,330)	3,389	(22)	(8,963)	(4,211)	142,759	138,548	—	(913)	251	(662)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(1,026)	11,084	(7,716)	2,342	345	(14,527)	347	(7)	(13,842)	(11,500)	87,681	76,181	26	(1,100)	26	(1,048)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(11,228)	177,455	(229,469)	(63,242)	1,486	(45,377)	(1,360,805)	(159)	(1,404,855)	(1,468,097)	1,546,928	78,831	115	(3,552)	(108,215)	(111,652)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(1,467)	25,479	(22,418)	1,594	323	(41,697)	(21,560)	(54)	(62,988)	(61,394)	140,874	79,480	25	(3,100)	(1,708)	(4,783)
Fidelity VIP Equity-Income (AnnuiChoice II)	5,725	24,934	(4,260)	26,399	10,035	(23,340)	(10,582)	(66)	(23,953)	2,446	385,365	387,811	706	(1,723)	(781)	(1,798)
Fidelity VIP Equity-Income (AdvantEdge)	1,675	5,429	3,998	11,102	400	(2,588)	(7,864)	(1,441)	(11,493)	(391)	166,817	166,426	31	(301)	(596)	(866)
Fidelity VIP Equity-Income (AnnuiChoice)	4,475	14,401	1,275	20,151	—	(19,993)	22	(290)	(20,261)	(110)	277,619	277,509	—	(1,110)	2	(1,108)
Fidelity VIP Equity-Income (GrandMaster flex3)	1,594	3,799	5,906	11,299	—	(12,428)	(16,932)	(40)	(29,400)	(18,101)	178,442	160,341	—	(718)	(919)	(1,637)
Fidelity VIP Equity-Income (IQ3)	(5,623)	47,147	(24,812)	16,712	1,297	(47,998)	6,093	(117)	(40,725)	(24,013)	441,854	417,841	83	(3,027)	(341)	(3,285)
Fidelity VIP Equity-Income (Pinnacle IV)	11,773	252,103	(170,658)	93,218	5,782	(433,770)	(24,100)	(448)	(452,536)	(359,318)	1,671,821	1,312,503	336	(24,592)	(1,367)	(25,623)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	5,646	8,710	2,708	17,064	643	(83,435)	299,254	(492)	215,970	233,034	99,737	332,771	43	(5,098)	18,402	13,347
Fidelity VIP Equity-Income (Pinnacle Plus)	(3,621)	247,504	(154,312)	89,571	2,677	(132,254)	(1,523,483)	(509)	(1,653,569)	(1,563,998)	2,250,651	686,653	152	(7,495)	(83,943)	(91,286)
Fidelity VIP Equity-Income (Pinnacle V)	12,280	41,831	20,042	74,153	60,064	(105,250)	(18,748)	(1,942)	(65,876)	8,277	1,135,980	1,144,257	5,312	(9,673)	(1,665)	(6,026)
Fidelity VIP Freedom 2010 (Advantedge)	(9)	1,508	830	2,329	—	—	61,415	(283)	61,132	63,461	58,424	121,885	—	(22)	4,878	4,856
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,283	443	778	2,504	—	(7,002)	115,010	(30)	107,978	110,482	—	110,482	—	(554)	9,097	8,543
Fidelity VIP Freedom 2010 (GrandMaster flex3)	(12)	164	46	198	—	—	—	—	—	198	7,642	7,840	—	—	—	—
Fidelity VIP Freedom 2010 (GrandMaster)	—	430	7	437	—	(505)	14	(24)	(515)	(78)	15,501	15,423	—	(42)	2	(40)
Fidelity VIP Freedom 2010 (Pinnacle)	45	1,726	949	2,720	—	—	—	—	—	2,720	96,965	99,685	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle IV)	(2,802)	59,362	(47,856)	8,704	—	(443,691)	(6)	(113)	(443,810)	(435,106)	710,374	275,268	—	(35,941)	(19)	(35,960)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	147	56	34	237	—	—	14,688	(7)	14,681	14,918	—	14,918	—	(1)	1,202	1,201
Fidelity VIP Freedom 2010 (Pinnacle V)	(2,455)	51,786	(28,003)	21,328	45,506	(160,924)	(122)	(2,171)	(117,711)	(96,383)	886,177	789,794	3,619	(13,203)	(11)	(9,595)
Fidelity VIP Freedom 2015 (AdvantEdge)	(282)	3,270	1,159	4,147	—	—	(76)	(283)	(359)	3,788	148,953	152,741	—	(22)	(6)	(28)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (AnnuiChoice II)	$54	$282	$276	$612	$—	$(545)	$134	$—	$(411)	$201	$19,404	$19,605	—	(44)	11	(33)
Fidelity VIP Freedom 2015 (GrandMaster flex3)	(12)	144	84	216	—	—	—	—	—	216	7,645	7,861	—	—	—	—
Fidelity VIP Freedom 2015 (Pinnacle IV)	(334)	35,642	(23,706)	11,602	—	(105,980)	—	(32)	(106,012)	(94,410)	472,100	377,690	—	(8,612)	—	(8,612)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	278	8,421	(6,058)	2,641	—	(18,628)	11,059	(88)	(7,657)	(5,016)	86,914	81,898	—	(1,527)	930	(597)
Fidelity VIP Freedom 2015 (Pinnacle V)	(933)	29,140	(10,128)	18,079	45,506	(63,418)	174	(1,419)	(19,157)	(1,078)	675,577	674,499	3,634	(5,286)	15	(1,637)
Fidelity VIP Freedom 2020 (AdvantEdge)	(2)	28	13	39	—	—	(1)	(22)	(23)	16	1,335	1,351	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	226	1,025	1,138	2,389	21,007	—	—	(5)	21,002	23,391	39,860	63,251	1,745	—	(1)	1,744
Fidelity VIP Freedom 2020 (GrandMaster)	22	156	63	241	1,725	—	—	(8)	1,717	1,958	7,256	9,214	139	(1)	1	139
Fidelity VIP Freedom 2020 (Pinnacle IV)	(94)	7,600	5,488	12,994	—	(138)	—	(30)	(168)	12,826	421,951	434,777	—	(14)	—	(14)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(60)	621	(83)	478	—	(1,421)	—	—	(1,421)	(943)	17,963	17,020	—	(120)	—	(120)
Fidelity VIP Freedom 2020 (Pinnacle V)	(658)	42,792	(36,560)	5,574	—	(125,332)	27,160	(441)	(98,613)	(93,039)	296,634	203,595	—	(10,701)	2,294	(8,407)
Fidelity VIP Freedom 2025 (Advantedge)	(3)	34	11	42	—	—	(8)	(22)	(30)	12	1,346	1,358	—	(2)	—	(2)
Fidelity VIP Freedom 2025 (Pinnacle IV)	—	191	89	280	1,035	—	1,041	(10)	2,066	2,346	6,355	8,701	83	(1)	85	167
Fidelity VIP Freedom 2025 (Pinnacle V)	(186)	17,124	(3,656)	13,282	109,566	(40,938)	11,275	(1,651)	78,252	91,534	359,905	451,439	8,814	(3,392)	936	6,358
Fidelity VIP Freedom 2030 (Pinnacle IV)	(2)	69	32	99	—	—	—	(15)	(15)	84	3,060	3,144	—	(1)	—	(1)
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	255	168	897	1,320	—	—	22,056	—	22,056	23,376	—	23,376	—	—	1,641	1,641
Fidelity VIP Freedom 2030 (Pinnacle Plus)	160,092	202,401	640,476	1,002,969	—	(479,531)	16,166,214	(215)	15,686,468	16,689,437	3,431	16,692,868	—	(39,559)	1,409,158	1,369,599
Fidelity VIP Freedom 2030 (Pinnacle V)	(372)	4,422	1,347	5,397	—	(2,550)	—	(44)	(2,594)	2,803	173,256	176,059	—	(215)	—	(215)
Fidelity VIP Growth (AnnuiChoice II)	(3,682)	35,499	(2,217)	29,600	21,487	(48,539)	64,386	(698)	36,636	66,236	294,880	361,116	1,228	(2,791)	3,700	2,137
Fidelity VIP Growth (GrandMaster)	(7,690)	36,260	23,818	52,388	4,868	(69,461)	3,797	(136)	(60,932)	(8,544)	575,118	566,574	339	(4,699)	239	(4,121)
Fidelity VIP Growth (AdvantEdge)	(1,724)	17,489	(5,666)	10,099	—	(34,128)	—	(94)	(34,222)	(24,123)	118,116	93,993	—	(2,452)	—	(2,452)
Fidelity VIP Growth (AnnuiChoice)	(1,021)	5,666	4,878	9,523	—	(13,938)	19,992	(47)	6,007	15,530	77,401	92,931	—	(815)	1,273	458
Fidelity VIP Growth (GrandMaster flex3)	(1,246)	18,523	(9,777)	7,500	—	(28,233)	9,096	(57)	(19,194)	(11,694)	81,736	70,042	—	(1,512)	511	(1,001)
Fidelity VIP Growth (IQ3)	(1,878)	5,878	7,414	11,414	400	(9,419)	5,023	(104)	(4,100)	7,314	128,471	135,785	32	(800)	395	(373)
Fidelity VIP Growth (Pinnacle)	(1,590)	5,503	(18,178)	(14,265)	200	(10,809)	19,835	(19)	9,207	(5,058)	84,353	79,295	14	(740)	(126)	(852)
Fidelity VIP Growth (Pinnacle IV)	(7,634)	48,935	4,939	46,240	134	(69,451)	17,625	(232)	(51,924)	(5,684)	540,803	535,119	8	(4,231)	974	(3,249)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(263)	944	423	1,104	—	(23,473)	33,668	(61)	10,134	11,238	2,776	14,014	—	(1,366)	1,980	614
Fidelity VIP Growth (Pinnacle Plus)	(7,064)	77,903	(50,584)	20,255	—	(11,602)	(31,177)	(85)	(42,864)	(22,609)	411,425	388,816	—	(613)	(2,497)	(3,110)
Fidelity VIP Growth (Pinnacle V)	(7,824)	54,429	1,876	48,481	230	(33,401)	(72,964)	(1,591)	(107,726)	(59,245)	520,185	460,940	16	(2,425)	(4,790)	(7,199)
Fidelity VIP High Income (AdvantEdge)	(3,647)	2,602	14,664	13,619	—	(18,537)	(573,846)	(186)	(592,569)	(578,950)	622,436	43,486	—	(1,279)	(39,209)	(40,488)
Fidelity VIP High Income (AnnuiChoice II)	5,993	47	(7,986)	(1,946)	14,422	(4,606)	47,970	(27)	57,759	55,813	65,758	121,571	916	(304)	3,094	3,706
Fidelity VIP High Income (AnnuiChoice)	10,565	464	(11,333)	(304)	—	(1,713)	21,649	(286)	19,650	19,346	200,941	220,287	—	(91)	996	905
Fidelity VIP High Income (GrandMaster flex3)	(9,668)	10,158	40,980	41,470	—	(336,906)	(1,342,796)	(55)	(1,679,757)	(1,638,287)	1,748,959	110,672	—	(17,123)	(68,706)	(85,829)
Fidelity VIP High Income (IQ3)	(44,559)	20,686	181,874	158,001	166,277	(518,900)	(6,500,209)	(1,096)	(6,853,928)	(6,695,927)	6,975,986	280,059	9,431	(29,695)	(370,044)	(390,308)
Fidelity VIP High Income (Pinnacle)	1,788	790	(2,721)	(143)	—	(10,151)	4,009	(1)	(6,143)	(6,286)	48,327	42,041	—	(588)	227	(361)
Fidelity VIP High Income (Pinnacle IV)	8,937	14,171	(18,340)	4,768	114	(176,274)	(133,789)	(113)	(310,062)	(305,294)	557,132	251,838	6	(8,971)	(6,790)	(15,755)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	(248)	546	(72)	226	—	(35,692)	7,675	(17)	(28,034)	(27,808)	28,782	974	—	(2,907)	613	(2,294)
Fidelity VIP High Income (Pinnacle Plus)	5,937	3,871	(8,966)	842	476	(102,748)	(6,633)	(256)	(109,161)	(108,319)	279,260	170,941	27	(5,764)	(360)	(6,097)
Fidelity VIP High Income (Pinnacle V)	15,155	537	(17,601)	(1,909)	120	(23,830)	(16,248)	(247)	(40,205)	(42,114)	450,980	408,866	9	(1,747)	(1,177)	(2,915)
Fidelity VIP II Index 500 (Pinnacle)	3,254	35,379	38,972	77,605	2,813	(72,373)	222,860	(351)	152,949	230,554	507,477	738,031	215	(5,503)	17,204	11,916
Fidelity VIP II Index 500 (Pinnacle IV)	3,981	377,770	(77,651)	304,100	1,448	(778,877)	802,696	(680)	24,587	328,687	2,551,576	2,880,263	113	(59,710)	61,811	2,214
Fidelity VIP II Index 500 (Pinnacle V)	10,420	388,502	116,106	515,028	788,977	(221,487)	602,874	(16,750)	1,153,614	1,668,642	4,037,415	5,706,057	61,503	(18,450)	43,822	86,875
Fidelity VIP Index 500 (AdvantEdge)	(679)	78,529	25,495	103,345	107,744	(50,230)	(17,735)	(5,037)	34,742	138,087	903,604	1,041,691	7,449	(3,781)	(1,453)	2,215
Fidelity VIP Index 500 (AnnuiChoice II)	5,721	52,059	45,029	102,809	90,645	(86,054)	363,675	(3,038)	365,228	468,037	675,640	1,143,677	6,461	(6,383)	26,496	26,574
Fidelity VIP Index 500 (AnnuiChoice)	1,729	11,790	30,005	43,524	—	(17,054)	12,426	(334)	(4,962)	38,562	348,973	387,535	—	(1,006)	798	(208)
Fidelity VIP Index 500 (Grandmaster flex3)	(32)	25,373	15,942	41,283	—	(53,184)	45,830	(212)	(7,566)	33,717	367,630	401,347	—	(4,035)	3,420	(615)
Fidelity VIP Index 500 (Grandmaster)	17,259	75,662	151,587	244,508	8,177	(117,443)	1,192,430	(509)	1,082,655	1,327,163	1,228,217	2,555,380	614	(8,879)	90,743	82,478
Fidelity VIP Index 500 (IQ3)	351	6,936	82,268	89,555	—	(27,233)	71,633	(266)	44,134	133,689	720,010	853,699	—	(1,806)	4,921	3,115
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	3,140	7,608	46,519	57,267	—	(74,125)	465,918	(139)	391,654	448,921	104,493	553,414	—	(4,421)	28,839	24,418
Fidelity VIP Index 500 (Pinnacle Plus)	(696)	199,299	(87,286)	111,317	476	(157,673)	(85,150)	(522)	(242,869)	(131,552)	1,210,707	1,079,155	26	(8,167)	(4,939)	(13,080)
Fidelity VIP Investment Grade Bond (AdvantEdge)	3,562	(1,626)	27,572	29,508	63,605	(28,375)	22,119	(4,567)	52,782	82,290	727,236	809,526	5,137	(2,670)	1,818	4,285
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	7,172	3,428	12,246	22,846	144,538	(21,962)	92,638	(2,423)	212,791	235,637	463,230	698,867	10,795	(1,821)	6,962	15,936
Fidelity VIP Investment Grade Bond (AnnuiChoice)	2,105	12	7,230	9,347	—	(1,918)	98	(255)	(2,075)	7,272	205,517	212,789	—	(132)	6	(126)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	(236)	(2,460)	7,734	5,038	23,273	(62,955)	(27,100)	(64)	(66,846)	(61,808)	146,743	84,935	1,703	(4,619)	(2,037)	(4,953)
Fidelity VIP Investment Grade Bond (GrandMaster)	2,325	(4,830)	19,451	16,946	9,768	(44,730)	(53,590)	(89)	(88,641)	(71,695)	466,223	394,528	765	(3,527)	(4,297)	(7,059)
Fidelity VIP Investment Grade Bond (IQ3)	1,663	9,402	9,080	20,145	—	(107,772)	(6,761)	(473)	(115,006)	(94,861)	516,107	421,246	—	(6,808)	(418)	(7,226)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle)	$1,004	$(1,354)	$8,178	$7,828	$13	$(11,355)	$3,674	$(94)	$(7,762)	$66	$185,765	$185,831	1	(831)	277	(553)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	2,502	(8,768)	55,546	49,280	3,461	(351,886)	(9,193)	(318)	(357,936)	(308,656)	1,303,255	994,599	256	(25,828)	(643)	(26,215)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	256	(22)	1,058	1,292	—	(1,290)	—	(8)	(1,298)	(6)	29,452	29,446	—	(94)	—	(94)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	509	1,249	1,922	3,680	792	(49,588)	85,749	(146)	36,807	40,487	40,728	81,215	74	(4,565)	8,013	3,522
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	(172)	(8,840)	14,282	5,270	714	(57,227)	(85,701)	(145)	(142,359)	(137,089)	215,399	78,310	54	(4,366)	(6,525)	(10,837)
Fidelity VIP Investment Grade Bond (Pinnacle V)	35,064	879	192,767	228,710	1,273,075	(453,499)	88,411	(28,618)	879,369	1,108,079	5,437,162	6,545,241	101,006	(38,213)	7,029	69,822
Fidelity VIP Mid Cap (AdvantEdge)	(16,761)	51,765	(842)	34,162	2,275	(153,351)	(6,935)	(3,607)	(161,618)	(127,456)	853,486	726,030	153	(10,154)	(704)	(10,705)
Fidelity VIP Mid Cap (AnnuiChoice II)	(6,309)	16,057	16,872	26,620	13,668	(18,925)	27,849	(308)	22,284	48,904	547,243	596,147	795	(1,116)	1,602	1,281
Fidelity VIP Mid Cap (AnnuiChoice)	(3,212)	14,183	5,917	16,888	—	(68,608)	(5,079)	(311)	(73,998)	(57,110)	352,415	295,305	—	(2,017)	(148)	(2,165)
Fidelity VIP Mid Cap (GrandMaster flex3)	(5,833)	41,500	(21,401)	14,266	180	(114,412)	(39,668)	(184)	(154,084)	(139,818)	441,973	302,155	6	(3,779)	(1,341)	(5,114)
Fidelity VIP Mid Cap (Grandmaster)	(5,460)	12,137	12,109	18,786	920	(3,311)	9,338	(77)	6,870	25,656	401,301	426,957	36	(134)	373	275
Fidelity VIP Mid Cap (IQ Annuity)	(15,109)	34,530	28,169	47,590	623	(156,178)	39,175	(250)	(116,630)	(69,040)	1,081,248	1,012,208	20	(5,045)	1,289	(3,736)
Fidelity VIP Mid Cap (Pinnacle)	(6,255)	21,148	7,550	22,443	4,850	(47,319)	(17,799)	(188)	(60,456)	(38,013)	488,337	450,324	324	(3,127)	(1,162)	(3,965)
Fidelity VIP Mid Cap (Pinnacle IV)	(22,802)	327,449	(243,294)	61,353	12,045	(820,814)	(21,960)	(1,021)	(831,750)	(770,397)	2,064,672	1,294,275	402	(26,664)	(682)	(26,944)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	(22)	63	42	83	—	—	(125)	(2)	(127)	(44)	1,777	1,733	—	—	(8)	(8)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(4,169)	10,765	12,409	19,005	637	(40,013)	497,782	(634)	457,772	476,777	70,641	547,418	48	(2,853)	35,268	32,463
Fidelity VIP Mid Cap (Pinnacle Plus)	(25,461)	255,586	(214,293)	15,832	1,724	(162,253)	(1,825,546)	(823)	(1,986,898)	(1,971,066)	2,610,369	639,303	58	(5,593)	(61,938)	(67,473)
Fidelity VIP Mid Cap (Pinnacle V)	(32,933)	132,393	(8,642)	90,818	61,243	(254,620)	(45,238)	(4,612)	(243,227)	(152,409)	2,240,752	2,088,343	4,241	(18,025)	(3,046)	(16,830)
Fidelity VIP Overseas (AdvantEdge)	(1,760)	5,366	(42,261)	(38,655)	19,522	(10,689)	23,050	(2,820)	29,063	(9,592)	386,381	376,789	1,973	(1,374)	2,431	3,030
Fidelity VIP Overseas (AnnuiChoice II)	(41)	8,948	(29,573)	(20,666)	(4,163)	(6,819)	6,493	(641)	(5,130)	(25,796)	228,872	203,076	(309)	(656)	567	(398)
Fidelity VIP Overseas (AnnuiChoice)	116	6,567	(26,644)	(19,961)	—	(26,708)	150	(253)	(26,811)	(46,772)	234,763	187,991	—	(1,510)	11	(1,499)
Fidelity VIP Overseas (GrandMaster flex3)	(727)	15,743	(28,086)	(13,070)	—	(18,703)	(3,016)	(120)	(21,839)	(34,909)	140,408	105,499	—	(1,225)	(224)	(1,449)
Fidelity VIP Overseas (GrandMaster)	(3,285)	24,958	(80,475)	(58,802)	9,611	(38,151)	(496,118)	(276)	(524,934)	(583,736)	793,834	210,098	1,011	(3,914)	(52,848)	(55,751)
Fidelity VIP Overseas (IQ3)	(1,415)	13,497	(51,739)	(39,657)	1,973	(20,759)	7,376	(153)	(11,563)	(51,220)	422,891	371,671	143	(1,581)	611	(827)
Fidelity VIP Overseas (Pinnacle)	(2,241)	18,088	(69,251)	(53,404)	1,434	(103,489)	(74,674)	(329)	(177,058)	(230,462)	597,202	366,740	89	(6,461)	(5,199)	(11,571)
Fidelity VIP Overseas (Pinnacle IV)	(6,410)	190,394	(278,746)	(94,762)	385	(311,496)	(157,667)	(575)	(469,353)	(564,115)	1,031,178	467,063	24	(19,944)	(11,415)	(31,335)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	115	5	(2,507)	(2,387)	—	(2,500)	35,154	(72)	32,582	30,195	7,799	37,994	—	(206)	2,834	2,628
Fidelity VIP Overseas (Pinnacle Plus)	(2,931)	77,240	(114,892)	(40,583)	1,905	(65,706)	(119,679)	(323)	(183,803)	(224,386)	461,901	237,515	98	(3,536)	(6,541)	(9,979)
Fidelity VIP Overseas (Pinnacle V)	(5,545)	92,972	(200,929)	(113,502)	105,560	(138,202)	(40,373)	(1,487)	(74,502)	(188,004)	1,153,057	965,053	11,110	(14,958)	(4,762)	(8,610)
Fidelity VIP Target Volatility (AdvantEdge)*	141	501	625	1,267	—	—	21,760	—	21,760	23,027	—	23,027	—	—	2,151	2,151
Fidelity VIP Target Volatility (Pinnacle V)*	(1,103)	29,553	467	28,917	49,149	(510,820)	492,732	(1,147)	29,914	58,831	—	58,831	4,838	(47,853)	48,506	5,491
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	31,792	32,232	128,763	192,787	—	(227,460)	(48,903)	(981)	(277,344)	(84,557)	2,585,407	2,500,850	—	(11,309)	(2,385)	(13,694)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	134	26	556	716	—	—	—	(9)	(9)	707	8,755	9,462	—	—	—	—
Franklin Income VIP Fund (Pinnacle)	202,304	15,932	(30,112)	188,124	9,581	(490,454)	(110,919)	(1,430)	(593,222)	(405,098)	5,448,025	5,042,927	400	(20,676)	(5,108)	(25,384)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	10,802	304	(1,306)	9,800	—	—	—	(7)	(7)	9,793	260,031	269,824	—	—	—	—
JP Morgan IT Mid Cap Value (AnnuiChoice)	(4)	106	146	248	—	—	—	(5)	(5)	243	1,787	2,030	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(851)	19,267	(3,405)	15,011	—	(16,463)	(2,611)	(21)	(19,095)	(4,084)	119,747	115,663	—	(620)	(94)	(714)
JP Morgan IT Mid Cap Value (Grandmaster)	(449)	6,697	3,640	9,888	—	(3,270)	—	—	(3,270)	6,618	74,819	81,437	—	(124)	—	(124)
JP Morgan IT Mid Cap Value (IQ3)	(384)	3,561	4,027	7,204	—	(115)	—	(31)	(146)	7,058	53,671	60,729	—	(6)	—	(6)
JP Morgan IT Mid Cap Value (Pinnacle)	(607)	23,907	(9,607)	13,693	—	(27,817)	—	(13)	(27,830)	(14,137)	109,201	95,064	—	(1,020)	—	(1,020)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(4,557)	87,676	(76)	83,043	—	(77,451)	—	(209)	(77,660)	5,383	678,151	683,534	—	(3,038)	(1)	(3,039)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(638)	4,871	12,349	16,582	—	(8,397)	137,552	(88)	129,067	145,649	43,505	189,154	—	(448)	7,687	7,239
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(1,384)	121,363	(102,028)	17,951	—	(44,311)	(137,552)	(169)	(182,032)	(164,081)	249,406	85,325	—	(1,755)	(5,314)	(7,069)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	398	82	(342)	138	—	(237)	—	(1)	(238)	(100)	9,945	9,845	—	(10)	—	(10)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	56	15	(52)	19	—	—	—	(4)	(4)	15	1,360	1,375	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	9,816	6,132	(12,453)	3,495	—	(9,405)	(8,538)	(56)	(17,999)	(14,504)	239,597	225,093	—	(314)	(317)	(631)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,080	4,681	(6,315)	1,446	—	(31,579)	—	(36)	(31,615)	(30,169)	100,014	69,845	—	(1,354)	—	(1,354)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	634	102	(486)	250	—	—	—	(6)	(6)	244	13,932	14,176	—	—	—	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	13	17	1,027	1,057	—	—	—	(8)	(8)	1,049	3,748	4,797	—	(1)	—	(1)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	130	1,671	5,495	7,296	—	(5,002)	—	(73)	(5,075)	2,221	27,773	29,994	—	(166)	—	(166)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(154)	4,826	24,103	28,775	—	(12,282)	—	(54)	(12,336)	16,439	106,605	123,044	—	(412)	—	(412)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(104)	39	18,464	18,399	—	(24,757)	—	(48)	(24,805)	(6,406)	80,692	74,286	—	(896)	—	(896)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(768)	73,769	70,646	143,647	800	(66,447)	212,176	(227)	146,302	289,949	483,936	773,885	22	(1,716)	5,280	3,586
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(134)	65,237	264,305	329,408	—	(199,133)	(1,270)	(178)	(200,581)	128,827	1,285,757	1,414,584	—	(6,597)	(43)	(6,640)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2:
Templeton Foreign VIP Fund (IQ Annuity)	$3,476	$8,079	$(52,800)	$(41,245)	$7,628	$(10,667)	$19,866	$(235)	$16,592	$(24,653)	$334,703	$310,050	322	(489)	1,004	837
Franklin Growth and Income VIP Fund (AdvantEdge)	1,145	3,374	6,053	10,572	—	(5,995)	(3,204)	(697)	(9,896)	676	146,711	147,387	—	(474)	(224)	(698)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	2,033	2,005	11,591	15,629	11,815	(7,193)	77,900	(232)	82,290	97,919	165,351	263,270	831	(533)	5,427	5,725
Franklin Growth and Income VIP Fund (AnnuiChoice)	3,026	12,911	(31)	15,906	—	(40,441)	6,541	(170)	(34,070)	(18,164)	207,408	189,244	—	(1,947)	317	(1,630)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	3,557	35,988	(14,565)	24,980	—	(85,076)	(7,646)	(145)	(92,867)	(67,887)	371,462	303,575	—	(4,395)	(381)	(4,776)
Franklin Growth and Income VIP Fund (Grandmaster)	7,388	144,800	(102,776)	49,412	4,119	(59,334)	(456,745)	(97)	(512,057)	(462,645)	1,216,684	754,039	212	(3,155)	(24,176)	(27,119)
Franklin Growth and Income VIP Fund (IQ Annuity)	8,628	1,713	53,126	63,467	400	(91,469)	(3,298)	(583)	(94,950)	(31,483)	896,872	865,389	21	(4,760)	(162)	(4,901)
Franklin Growth and Income VIP Fund (Pinnacle)	7,375	50,626	(4,001)	54,000	78,046	(110,668)	(44,312)	(168)	(77,102)	(23,102)	823,908	800,806	6,363	(8,979)	(4,166)	(6,782)
Franklin Growth and Income VIP Fund (Pinnacle IV)	18,458	196,256	(72,902)	141,812	3,765	(525,004)	(89,621)	(596)	(611,456)	(469,644)	2,380,668	1,911,024	196	(27,454)	(4,815)	(32,073)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	11	23	32	66	—	—	(82)	(1)	(83)	(17)	893	876	—	—	(7)	(7)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	4,041	6,664	6,906	17,611	—	(132,931)	136,907	(265)	3,711	21,322	167,072	188,394	—	(8,367)	8,858	491
Franklin Growth and Income VIP Fund (Pinnacle Plus)	3,483	117,304	(95,069)	25,718	1,905	(120,919)	(217,337)	(196)	(336,547)	(310,829)	696,191	385,362	108	(6,803)	(12,445)	(19,140)
Franklin Growth and Income VIP Fund (Pinnacle V)	9,010	104,719	(35,209)	78,520	60,265	(155,934)	(92,122)	(3,752)	(191,543)	(113,023)	1,213,168	1,100,145	5,125	(13,539)	(8,199)	(16,613)
Franklin Income VIP Fund (AdvantEdge)	9,346	8,670	(10,877)	7,139	40,000	(37,557)	65,868	(676)	67,635	74,774	295,252	370,026	2,883	(2,650)	4,575	4,808
Franklin Income VIP Fund (AnnuiChoice II)	21,925	7,642	(15,573)	13,994	20,319	(16,422)	131,776	(379)	135,294	149,288	529,973	679,261	1,299	(1,121)	8,643	8,821
Franklin Income VIP Fund (AnnuiChoice)	8,948	14,014	(13,190)	9,772	—	(49,071)	(6)	(181)	(49,258)	(39,486)	211,062	171,576	—	(1,977)	(1)	(1,978)
Franklin Income VIP Fund (GrandMaster flex3)	51,292	5,315	(6,218)	50,389	26,809	(326,859)	(12,904)	(682)	(313,636)	(263,247)	1,533,595	1,270,348	1,189	(14,483)	(607)	(13,901)
Franklin Income VIP Fund (Grandmaster)	55,509	75,172	(117,036)	13,645	1,725	(101,505)	78,162	(327)	(21,945)	(8,300)	953,472	945,172	74	(4,801)	3,022	(1,705)
Franklin Income VIP Fund (IQ Annuity)	41,342	2,598	(11,331)	32,609	48,175	(70,083)	28,846	(721)	6,217	38,826	1,105,420	1,144,246	2,081	(3,151)	1,272	202
Franklin Income VIP Fund (Pinnacle IV)	112,696	279,595	(291,564)	100,727	5,280	(1,022,003)	(32,484)	(638)	(1,049,845)	(949,118)	3,388,338	2,439,220	238	(44,818)	(2,241)	(46,821)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	10,670	6,097	(12,255)	4,512	669	(233,744)	315,236	(182)	81,979	86,491	210,141	296,632	52	(16,892)	22,719	5,879
Franklin Income VIP Fund (Pinnacle Plus)	100,133	38,945	(161,371)	(22,293)	476	(269,955)	(39,308)	(627)	(309,414)	(331,707)	940,907	609,200	25	(13,633)	(4,794)	(18,402)
Franklin Income VIP Fund (Pinnacle V)	188,016	70,328	(172,420)	85,924	815,419	(396,589)	2,046,432	(2,586)	2,462,676	2,548,600	4,713,095	7,261,695	63,059	(30,806)	157,881	190,134
Franklin Large Cap Growth VIP Fund (AdvantEdge)	(1,076)	16,151	5,538	20,613	10,096	(29,974)	(12,631)	(1,245)	(33,754)	(13,141)	216,563	203,422	699	(2,296)	(883)	(2,480)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	(283)	3,104	16,247	19,068	37,932	(2,473)	(1,665)	(414)	33,380	52,448	177,385	229,833	2,352	(192)	(107)	2,053
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	47	421	7,405	7,873	—	(558)	1,794	(27)	1,209	9,082	68,905	77,987	—	(28)	89	61
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	(34)	1,511	(175)	1,302	—	(3,949)	—	(16)	(3,965)	(2,663)	12,938	10,275	—	(207)	—	(207)
Franklin Large Cap Growth VIP Fund (Grandmaster)	(665)	50,214	(50,042)	(493)	5,714	(26,740)	(636,659)	(23)	(657,708)	(658,201)	694,770	36,569	304	(1,491)	(35,368)	(36,555)
Franklin Large Cap Growth VIP Fund (IQ Annuity)	(970)	1,635	27,135	27,800	—	(10,782)	69,263	(68)	58,413	86,213	215,227	301,440	—	(628)	3,798	3,170
Franklin Large Cap Growth VIP Fund (Pinnacle)	(1,026)	37,845	(45,315)	(8,496)	1,609	(42,515)	(126,547)	(66)	(167,519)	(176,015)	301,745	125,730	87	(2,159)	(8,335)	(10,407)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	(2,688)	145,030	(80,102)	62,240	—	(115,843)	(218,856)	(78)	(334,777)	(272,537)	873,384	600,847	—	(6,179)	(12,323)	(18,502)
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	(2)	169	445	612	—	(578)	—	(4)	(582)	30	5,765	5,795	—	(30)	—	(30)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	(11)	199	7,205	7,393	—	(24,719)	86,510	(132)	61,659	69,052	5,479	74,531	—	(1,717)	5,961	4,244
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	(1,214)	60,921	(46,913)	12,794	1,429	(19,432)	(251,662)	(126)	(269,791)	(256,997)	398,732	141,735	89	(1,222)	(15,828)	(16,961)
Franklin Large Cap Growth VIP Fund (Pinnacle V)	(4,796)	66,154	36,856	98,214	20,077	(45,091)	(104,012)	(2,931)	(131,957)	(33,743)	1,031,901	998,158	1,609	(3,873)	(8,815)	(11,079)
Franklin Mutual Shares VIP Fund (AdvantEdge)	5,010	124,495	(28,446)	101,059	107,824	(237,295)	(23,013)	(11,365)	(163,849)	(62,790)	1,788,013	1,725,223	8,504	(19,062)	(1,597)	(12,155)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	4,909	14,603	3,606	23,118	174,728	(16,787)	140,948	(1,905)	296,984	320,102	337,615	657,717	12,572	(1,390)	10,338	21,520
Franklin Mutual Shares VIP Fund (AnnuiChoice)	2,387	9,191	3,493	15,071	—	(17,772)	—	(332)	(18,104)	(3,033)	246,194	243,161	—	(786)	—	(786)
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	3,651	23,106	19,675	46,432	24,434	(198,096)	(15,244)	(332)	(189,238)	(142,806)	880,024	737,218	1,140	(9,322)	(763)	(8,945)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	163	75	473	711	—	—	—	—	—	711	10,962	11,673	—	—	—	—
Franklin Mutual Shares VIP Fund (IQ Annuity)	3,816	18,706	(4,226)	18,296	4,900	(7,372)	(11,412)	(239)	(14,123)	4,173	296,217	300,390	225	(364)	(432)	(571)
Franklin Mutual Shares VIP Fund (Pinnacle)	3,398	28,746	1,398	33,542	11,675	(40,345)	(29,779)	(161)	(58,610)	(25,068)	591,360	566,292	553	(1,885)	(1,350)	(2,682)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	6,602	318,579	(248,279)	76,902	1,410	(491,541)	(298,295)	(551)	(788,977)	(712,075)	1,891,007	1,178,932	67	(23,313)	(14,596)	(37,842)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	6	27	15	48	—	—	(77)	(1)	(78)	(30)	870	840	—	—	(4)	(4)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	1,192	4,808	(1,075)	4,925	—	(131,095)	142,357	(80)	11,182	16,107	69,887	85,994	—	(8,611)	9,392	781
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	13,477	270,187	(265,055)	18,609	1,010	(124,408)	(1,337,192)	(391)	(1,460,981)	(1,442,372)	1,859,476	417,104	54	(6,682)	(73,042)	(79,670)
Franklin Mutual Shares VIP Fund (Pinnacle V)	19,951	104,962	70,293	195,206	626,169	(151,587)	(42,466)	(13,584)	418,532	613,738	3,401,217	4,014,955	55,629	(14,577)	(4,038)	37,014
Franklin Mutual Shares VIP Fund(Grandmaster)	2,987	16,310	6,268	25,565	—	(27,384)	(2,029)	(77)	(29,490)	(3,925)	467,702	463,777	—	(1,507)	113	(1,394)
Franklin Small Cap Value VIP Fund (AdvantEdge)	(917)	15,161	(15,103)	(859)	400	(6,865)	(20,502)	(300)	(27,267)	(28,126)	104,768	76,642	25	(435)	(1,264)	(1,674)
Franklin Small Cap Value VIP Fund (Annuichoice II)	(216)	6,968	(7,084)	(332)	(7,050)	(3,541)	205	(72)	(10,458)	(10,790)	49,490	38,700	(500)	(255)	16	(739)
Franklin Small Cap Value VIP Fund (Annuichoice)	(98)	2,751	(2,787)	(134)	—	(1,536)	—	(29)	(1,565)	(1,699)	26,586	24,887	—	(110)	—	(110)
Franklin Small Cap Value VIP Fund (Grandmaster)	(1,549)	30,732	(36,760)	(7,577)	—	(7,716)	(48,045)	(14)	(55,775)	(63,352)	220,138	156,786	—	(562)	(3,844)	(4,406)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	(287)	13,455	(13,474)	(306)	—	(17,619)	(7,896)	(13)	(25,528)	(25,834)	47,383	21,549	—	(1,265)	(577)	(1,842)
Franklin Small Cap Value VIP Fund (IQ Annuuity)	676	23,494	(24,909)	(739)	3,261	(24,244)	67,325	(52)	46,290	45,551	150,825	196,376	229	(1,873)	5,023	3,379
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	(17)	563	(489)	57	—	(3,926)	11,958	(2)	8,030	8,087	—	8,087	—	(234)	715	481
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	(1,902)	41,682	(56,070)	(16,290)	—	(16,970)	(152,179)	(29)	(169,178)	(185,468)	254,433	68,965	—	(1,302)	(12,088)	(13,390)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle)	$(1,266)	$16,816	$(16,984)	$(1,434)	$—	$(5,227)	$6,959	$(37)	$1,695	$261	$171,820	$172,081	—	(385)	500	115
Franklin Small Cap Value VIP Fund (Pinnacle IV)	(2,095)	173,591	(180,536)	(9,040)	—	(45,084)	(352,548)	(34)	(397,666)	(406,706)	547,502	140,796	—	(3,291)	(25,667)	(28,958)
Franklin Small Cap Value VIP Fund (Pinnacle V)	(3,389)	53,104	(54,810)	(5,095)	10,236	(26,021)	17,204	(458)	961	(4,134)	379,134	375,000	714	(1,929)	1,186	(29)
Invesco VI American Franchise (AdvantEdge)	(213)	290	775	852	—	—	(391)	(119)	(510)	342	13,150	13,492	—	(8)	(23)	(31)
Invesco VI American Franchise (AnnuiChoice II)	(150)	357	702	909	—	(83)	4,986	(75)	4,828	5,737	10,860	16,597	—	(9)	278	269
Invesco VI American Franchise (GrandMaster flex3)	(188)	19	1,451	1,282	—	—	11,578	—	11,578	12,860	—	12,860	—	—	575	575
Invesco VI American Franchise (Grandmaster)	(193)	5,370	(4,259)	918	—	(79)	(17,198)	—	(17,277)	(16,359)	21,828	5,469	—	(4)	(773)	(777)
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	(15)	78	33	96	—	(2,129)	4,421	(1)	2,291	2,387	—	2,387	—	(130)	276	146
Invesco VI American Franchise (Pinnacle Plus)	(791)	6,591	(3,453)	2,347	—	(2,664)	58,553	(65)	55,824	58,171	48,305	106,476	—	(145)	2,959	2,814
Invesco VI Comstock (AdvantEdge)	(1,171)	6,358	10,864	16,051	18,474	(9,412)	1,408	(880)	9,590	25,641	202,701	228,342	1,276	(697)	116	695
Invesco VI Comstock (AnnuiChoice II)	342	8,044	4,892	13,278	81,337	(6,977)	113,586	(688)	187,258	200,536	102,218	302,754	5,257	(515)	7,424	12,166
Invesco VI Comstock (AnnuiChoice)	71	701	4,249	5,021	—	(1,053)	20,744	(1)	19,690	24,711	30,674	55,385	—	(44)	924	880
Invesco VI Comstock (GrandMaster flex3)	(548)	1,729	8,407	9,588	—	(990)	11,578	(23)	10,565	20,153	108,835	128,988	—	(45)	556	511
Invesco VI Comstock (Grandmaster)	(420)	18,920	(7,245)	11,255	—	(61,262)	36,568	(57)	(24,751)	(13,496)	205,932	192,436	—	(4,790)	3,585	(1,205)
Invesco VI Comstock (IQ Annuity)	(88)	213	1,702	1,827	—	—	—	(19)	(19)	1,808	24,299	26,107	—	(1)	—	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	220	6,503	(468)	6,255	—	(59,031)	34,398	(30)	(24,663)	(18,408)	94,765	76,357	—	(3,482)	2,005	(1,477)
Invesco VI Comstock (Pinnacle Plus)	(9,454)	308,600	(263,837)	35,309	1,010	(52,461)	(1,402,496)	(250)	(1,454,197)	(1,418,888)	1,486,521	67,633	51	(2,670)	(68,900)	(71,519)
Invesco VI American Value (AdvantEdge)	(9,817)	196,559	(150,808)	35,934	1,625	(202,205)	1,232	(2,333)	(201,681)	(165,747)	564,888	399,141	100	(12,905)	(68)	(12,873)
Invesco VI American Value (AnnuiChoice II)	(1,077)	18,382	(9,131)	8,174	38,553	(7,414)	83,354	(261)	114,232	122,406	87,365	209,771	2,316	(476)	5,031	6,871
Invesco VI American Value (AnnuiChoice)	(93)	3,992	(2,617)	1,282	—	(1,060)	(15,531)	(32)	(16,623)	(15,341)	18,130	2,789	—	(70)	(925)	(995)
Invesco VI American Value (Grandmaster flex3)	(167)	2,075	(1,567)	341	—	(1,307)	(8,325)	(23)	(9,655)	(9,314)	9,314	—	—	(86)	(529)	(615)
Invesco VI American Value (Grandmaster)	(6,116)	6,782	(3,816)	(3,150)	—	(41,165)	44,883	(321)	3,397	247	28,285	28,532	—	(2,653)	2,531	(122)
Invesco VI American Value (IQ Annuity)	(263)	4,292	(74)	3,955	—	(20,294)	93,736	(2)	73,440	77,395	34,710	112,105	—	(1,417)	5,960	4,543
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(242)	1,396	106	1,260	—	(5,320)	30,193	(28)	24,845	26,105	6,654	32,759	—	(2,618)	4,051	1,433
Invesco VI American Value (Pinnacle Plus)	(16,497)	488,309	(445,564)	26,248	1,248	(106,048)	(1,459,561)	(282)	(1,564,643)	(1,538,395)	1,791,085	252,690	82	(6,979)	(96,589)	(103,486)
Invesco VI American Franchise (Pinnacle)	(283)	563	1,064	1,344	—	(3,152)	2,149	(20)	(1,023)	321	20,573	20,894	—	(143)	97	(46)
Invesco VI American Franchise (Pinnacle IV)	(2,334)	11,049	1,442	10,157	—	(22,935)	(1,147)	(36)	(24,118)	(13,961)	165,603	151,642	—	(1,043)	(55)	(1,098)
Invesco VI American Franchise (Pinnacle V)	(1,952)	10,551	(137)	8,462	—	(18,430)	12,628	(199)	(6,001)	2,461	121,141	123,602	—	(1,231)	884	(347)
Invesco VI Comstock (Pinnacle)	(441)	69,185	(59,948)	8,796	—	(88,228)	(320,302)	(24)	(408,554)	(399,758)	488,922	89,164	—	(3,715)	(14,321)	(18,036)
Invesco VI Comstock (Pinnacle IV)	(1,330)	82,547	(51,976)	29,241	140	(129,590)	(1,855)	(76)	(131,381)	(102,140)	414,176	312,036	6	(5,494)	(79)	(5,567)
Invesco VI Comstock (Pinnacle II Reduced M&E)	—	81	90	171	—	(227)	—	(1)	(228)	(57)	2,295	2,238	—	—	(10)	(10)
Invesco VI Comstock (Pinnacle V)	(3,052)	53,807	13,611	64,366	367,111	(28,916)	(35,433)	(4,505)	298,257	362,623	640,610	1,003,233	29,287	(2,589)	(2,749)	23,949
Invesco VI International Growth Class II (Advantedge)	(240)	1,568	(2,619)	(1,291)	4,712	(5,381)	3,573	(197)	2,707	1,416	100,578	101,994	430	(494)	332	268
Invesco VI International Growth Class II (IQ Advisor Enhanced)	727	940	(4,347)	(2,680)	42,878	(856)	90,220	(130)	132,112	129,432	34,372	163,804	3,744	(88)	7,981	11,637
Invesco VI International Growth Class II (Pinnacle Plus)	392	897	(4,024)	(2,735)	—	(2,492)	47,935	—	45,443	42,708	37,918	80,626	—	(223)	4,124	3,901
Invesco VI International Growth Class II (Pinnacle)	(98)	10,185	(12,076)	(1,989)	—	(29,176)	16,595	(46)	(12,627)	(14,616)	95,090	80,474	—	(2,650)	1,442	(1,208)
Invesco VI International Growth Class II (Pinnacle V)	281	9,643	(19,234)	(9,310)	175,860	(12,544)	63,303	(1,542)	225,077	215,767	256,458	472,225	15,662	(1,242)	5,556	19,976
Invesco VI American Value II (Pinnacle V)	(7,073)	133,988	(100,120)	26,795	115,861	(45,663)	(30,684)	(1,669)	37,845	64,640	379,300	443,940	7,354	(3,023)	(2,179)	2,152
Invesco VI American Value II (Pinnacle)	(2,072)	10,739	(6,915)	1,752	—	(64,364)	8,981	(330)	(55,713)	(53,961)	75,432	21,471	—	(4,178)	552	(3,626)
Invesco VI American Value II (Pinnacle IV)	(6,791)	23,670	(13,431)	3,448	—	(86,550)	10,863	(220)	(75,907)	(72,459)	140,113	67,654	—	(5,623)	541	(5,082)
Templeton Foreign VIP (Pinnacle)	4,265	66,484	(103,681)	(32,932)	—	(37,314)	(38,070)	(234)	(75,618)	(108,550)	357,063	248,513	—	(1,691)	(1,464)	(3,155)
Templeton Foreign VIP (Pinnacle IV)	11,592	249,449	(403,707)	(142,666)	3,194	(273,226)	(17,671)	(460)	(288,163)	(430,829)	1,358,497	927,668	141	(12,424)	(689)	(12,972)
Templeton Foreign VIP (Pinnacle II Reduced M&E)	16	40	(304)	(248)	—	(209)	—	(1)	(210)	(458)	2,230	1,772	—	—	(9)	(9)
Templeton Foreign VIP (Pinnacle V)	8,321	94,349	(310,264)	(207,594)	249,067	(99,851)	69,965	(4,873)	214,308	6,714	1,507,873	1,514,587	23,213	(9,687)	6,789	20,315
Templeton Foreign VIP Fund (AnnuiChoice II)	1,882	1,253	(38,287)	(35,152)	14,789	(5,946)	79,427	(428)	87,842	52,690	222,061	274,751	1,122	(514)	6,143	6,751
Templeton Foreign VIP Fund (AnnuiChoice)	608	4,572	(14,078)	(8,898)	—	(10,363)	—	(74)	(10,437)	(19,335)	84,055	64,720	—	(433)	—	(433)
Templeton Foreign VIP Fund (AdvantEdge)	1,225	5,498	(68,355)	(61,632)	44,713	(24,666)	47,728	(2,548)	65,227	3,595	474,250	477,845	4,072	(2,380)	4,552	6,244
Templeton Foreign VIP Fund (GrandMaster flex3)	1,210	(4,177)	(46,031)	(48,998)	—	(24,864)	1,299	(262)	(23,827)	(72,825)	414,840	342,015	—	(1,116)	67	(1,049)
Templeton Foreign VIP Fund (Grandmaster)	11,063	30,612	(53,359)	(11,684)	—	(27,224)	16,542	(169)	(10,851)	(22,535)	141,627	119,092	—	(1,172)	924	(248)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	1,360	(2,782)	(9,656)	(11,078)	—	(82,354)	89,175	(111)	6,710	(4,368)	82,290	77,922	—	(6,659)	7,158	499
Templeton Foreign VIP Fund (Pinnacle Plus)	3,610	108,411	(179,187)	(67,166)	714	(104,768)	(169,816)	(337)	(274,207)	(341,373)	763,863	422,490	35	(5,081)	(8,348)	(13,394)
Templeton Global Bond VIP Fund (Pinnacle)*	223	(21)	(1,548)	(1,346)	—	(1,707)	66,919	—	65,212	63,866	—	63,866	—	(63)	6,590	6,527
Templeton Global Bond VIP Fund (Grandmaster)*	226	(107)	(71)	48	—	(1,325)	—	(7)	(1,332)	(1,284)	7,470	6,186	—	(135)	—	(135)
Templeton Global Bond VIP Fund (GrandMaster flex3)*	1,655	123	(1,619)	159	—	(5,297)	—	(55)	(5,352)	(5,193)	52,028	46,835	—	(546)	—	(546)
Templeton Global Bond VIP Fund (Pinnacle V)*	454	(1)	(887)	(434)	—	(922)	52,879	—	51,957	51,523	—	51,523	—	(93)	5,367	5,274
Templeton Global Bond VIP Fund (Pinnacle IV)*	1,284	(420)	(3,090)	(2,226)	7,765	(806)	165,816	(7)	172,768	170,542	7,816	178,358	779	(82)	16,789	17,486

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Global Bond VIP Fund (AnnuiChoice II)*	$8,960	$(17)	$(12,700)	$(3,757)	$183,057	$(204)	$105,385	$(27)	$288,211	$284,454	$7,970	$292,424	18,326	(23)	10,663	28,966
Templeton Growth VIP Fund (AdvantEdge)	(271)	2,689	(6,749)	(4,331)	—	(5,170)	2,880	(631)	(2,921)	(7,252)	101,349	94,097	—	(491)	247	(244)
Templeton Growth VIP Fund (AnnuiChoice II)	289	4,482	(10,044)	(5,273)	1,337	(5,730)	16,201	(189)	11,619	6,346	90,831	97,177	104	(472)	1,198	830
Templeton Growth VIP Fund (AnnuiChoice)	115	71	(430)	(244)	—	—	20,807	(16)	20,791	20,547	6,661	27,208	—	(1)	1,011	1,010
Templeton Growth VIP Fund (GrandMaster flex3)	(824)	1,883	(20,453)	(19,394)	20,990	(149,126)	5,132	(213)	(123,217)	(142,611)	533,694	391,083	1,069	(7,540)	263	(6,208)
Templeton Growth VIP Fund (Grandmaster)	204	9,316	(17,691)	(8,171)	—	(14,462)	9,548	(6)	(4,920)	(13,091)	113,090	99,999	—	(731)	304	(427)
Templeton Growth VIP Fund (IQ Advisor Standard)	85	8	(479)	(386)	—	—	—	—	—	(386)	11,361	10,975	—	—	—	—
Templeton Growth VIP Fund (IQ Annuity)	(341)	23,559	(34,172)	(10,954)	—	(79,372)	(284)	(278)	(79,934)	(90,888)	332,421	241,533	—	(3,928)	(14)	(3,942)
Templeton Growth VIP Fund (Pinnacle)	(31)	1,645	(7,936)	(6,322)	—	(6,755)	316	(63)	(6,502)	(12,824)	159,728	146,904	—	(332)	16	(316)
Templeton Growth VIP Fund (Pinnacle IV)	(1,236)	91,751	(126,879)	(36,364)	380	(147,869)	(1,289)	(120)	(148,898)	(185,262)	975,770	790,508	19	(7,311)	(97)	(7,389)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	29	36	(523)	(458)	—	—	—	(6)	(6)	(464)	11,794	11,330	—	—	—	—
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	443	108	(3,330)	(2,779)	—	(87,252)	133,028	(43)	45,733	42,954	8,006	50,960	—	(5,789)	8,865	3,076
Templeton Growth VIP Fund (Pinnacle Plus)	1,764	156,879	(272,884)	(114,241)	1,724	(137,848)	(1,103,021)	(206)	(1,239,351)	(1,353,592)	1,589,291	235,699	93	(7,593)	(65,575)	(73,075)
Templeton Growth VIP Fund (Pinnacle V)	(1,601)	23,296	(57,773)	(36,078)	42,937	(42,161)	14,394	(1,331)	13,839	(22,239)	834,538	812,299	4,101	(4,161)	1,451	1,391
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	6,589	2,023	(6,312)	2,300	—	(1,973)	943	(1,066)	(2,096)	204	166,255	166,459	—	(230)	85	(145)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	3,849	1,682	(4,545)	986	—	(10,656)	8,831	(103)	(1,928)	(942)	73,795	72,853	—	(800)	637	(163)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,341	801	(3,393)	1,749	—	—	—	(161)	(161)	1,588	93,689	95,277	—	(11)	—	(11)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	5,073	943	(4,382)	1,634	—	(436)	205	(3)	(234)	1,400	125,563	126,963	—	(33)	16	(17)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	630	(1,140)	1,162	652	—	(14,787)	1,388	(1)	(13,400)	(12,748)	13,895	1,147	—	(638)	59	(579)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	6,397	2,678	(6,800)	2,275	3,315	(12,661)	5,316	(155)	(4,185)	(1,910)	156,542	154,632	142	(574)	246	(186)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,035	122	(1,407)	1,750	14	(23,682)	(16,757)	(53)	(40,478)	(38,728)	96,755	58,027	1	(1,750)	(1,292)	(3,041)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	1,124	(184)	(3,132)	(2,192)	—	(61,473)	106,451	(31)	44,947	42,755	1,953	44,708	—	(5,368)	9,318	3,950
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	82,659	(102,019)	11,492	(7,868)	476	(130,932)	(18,321)	(334)	(149,111)	(156,979)	284,737	127,758	25	(6,637)	(1,828)	(8,440)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	15,397	4,495	(15,842)	4,050	299	(32,227)	31,111	(786)	(1,603)	2,447	385,762	388,209	22	(2,442)	2,224	(196)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(5,204)	4,770	(22,775)	(23,209)	400	(11,915)	6,836	(2,527)	(7,206)	(30,415)	405,995	375,580	46	(1,725)	956	(723)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(340)	1,781	(5,685)	(4,244)	18,572	(4,660)	10,607	(145)	24,374	20,130	42,304	62,434	1,349	(356)	819	1,812
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	(660)	320	(4,966)	(5,306)	—	(1,066)	190	(102)	(978)	(6,284)	97,053	90,769	—	(33)	5	(28)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(2,191)	13,794	(20,827)	(9,224)	—	(35,482)	(10,742)	(111)	(46,335)	(55,559)	204,861	149,302	—	(1,067)	(325)	(1,392)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(4,120)	22,063	(46,035)	(28,092)	5,043	(29,938)	(213,961)	(165)	(239,021)	(267,113)	612,217	345,104	148	(894)	(6,530)	(7,276)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(4,044)	16,161	(33,008)	(20,891)	2,763	(19,613)	11,315	(201)	(5,736)	(26,627)	358,330	331,703	79	(623)	374	(170)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(2,077)	3,064	(8,214)	(7,227)	1,547	(79,873)	(93,812)	(127)	(172,265)	(179,492)	314,221	134,729	47	(2,320)	(2,795)	(5,068)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(8,666)	7,921	(39,889)	(40,634)	3,730	(306,153)	(300,294)	(449)	(603,166)	(643,800)	1,180,562	536,762	112	(9,164)	(9,211)	(18,263)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(242)	1,479	(2,547)	(1,310)	—	(20,194)	53,427	(30)	33,203	31,893	4,883	36,776	—	(2,051)	5,599	3,548
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(7,388)	12,783	(39,038)	(33,643)	238	(61,026)	(122,788)	(354)	(183,930)	(217,573)	657,622	440,049	9	(2,140)	(4,463)	(6,594)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(11,915)	29,718	(75,853)	(58,050)	9,883	(84,948)	18,074	(2,557)	(59,548)	(117,598)	979,204	861,606	1,003	(9,133)	1,638	(6,492)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	504	3,324	9,241	13,069	—	(91,954)	152,284	(87)	60,243	73,312	13,417	86,729	—	(6,304)	10,679	4,375
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(788)	257,322	28,677	285,211	2,201	(195,164)	(1,110,690)	(604)	(1,304,257)	(1,019,046)	1,650,707	631,661	90	(7,684)	(43,571)	(51,165)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(2,036)	27,122	46,774	71,860	8,531	(37,962)	10,923	(1,341)	(19,849)	52,011	263,021	315,032	660	(2,773)	778	(1,335)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	3	12,083	14,949	27,035	19,404	(32,660)	45,623	(212)	32,155	59,190	94,359	153,549	1,650	(2,883)	4,016	2,783
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(51)	1,653	1,374	2,976	—	(946)	(13,610)	(29)	(14,585)	(11,609)	15,955	4,346	—	(97)	(1,252)	(1,349)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(248)	10,819	5,428	15,999	—	(5,149)	(12,167)	(48)	(17,364)	(1,365)	66,142	64,777	—	(524)	(1,182)	(1,706)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	14	11,045	7,256	18,315	—	(30,202)	21,056	(24)	(9,170)	9,145	72,942	82,087	—	(1,010)	691	(319)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	320	18,757	34,266	53,343	2,908	(9,696)	26,143	(117)	19,238	72,581	174,957	247,538	96	(326)	943	713
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(1,189)	83,133	82,143	164,087	3,199	(130,027)	(135,026)	(386)	(262,240)	(98,153)	746,457	648,304	319	(12,686)	(13,996)	(26,363)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(3,491)	45,089	191,334	232,932	95,301	(49,507)	33,346	(2,233)	76,907	309,839	817,260	1,127,099	8,544	(4,795)	3,264	7,013
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(4,426)	55,426	(35,258)	15,742	10,504	(18,444)	25,236	(1,015)	16,281	32,023	267,271	299,294	841	(1,587)	1,791	1,045
BlackRock Capital Appreciation VI (AnnuiChoice II)	(952)	17,479	(8,709)	7,818	25,542	(4,732)	30,194	(238)	50,766	58,584	50,449	109,033	2,019	(402)	2,472	4,089
BlackRock Capital Appreciation VI (Annuichoice)	(24)	305	(547)	(266)	—	(6,483)	286	(3)	(6,200)	(6,466)	6,779	313	—	(540)	23	(517)
BlackRock Capital Appreciation VI (Grandmaster flex3)	(135)	1,456	(732)	589	—	—	—	(10)	(10)	579	8,580	9,159	—	(1)	—	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster)	(34)	779	(352)	393	—	—	4,581	(3)	4,578	4,971	—	4,971	—	—	373	373
BlackRock Capital Appreciation VI Class III (Pinnacle)	(543)	5,580	(672)	4,365	—	(42)	4,873	(2)	4,829	9,194	—	9,194	—	(3)	693	690
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(757)	12,280	(7,311)	4,212	—	(19,308)	11,144	(65)	(8,229)	(4,017)	60,464	56,447	—	(1,532)	911	(621)
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(10,236)	130,046	(70,846)	48,964	131,863	(29,256)	84,563	(1,999)	185,171	234,135	564,493	798,628	10,571	(2,500)	6,698	14,769
BlackRock Global Allocation VI (Advantedge)	(1,361)	66,594	(60,694)	4,539	10,650	(137,457)	(5,076)	(1,967)	(133,850)	(129,311)	644,783	515,472	959	(12,202)	(797)	(12,040)
BlackRock Global Allocation VI (AnnuiChoice II)	1,353	10,892	(11,731)	514	831	(4,743)	13,017	(42)	9,063	9,577	102,693	112,270	52	(431)	1,172	793

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (Annuichoice)	$501	$3,420	$(3,649)	$272	$—	$(7)	$2,896	$(53)	$2,836	$3,108	$36,137	$39,245	—	(5)	254	249
BlackRock Global Allocation VI (Grandmaster flex3)	2,306	16,399	(16,934)	1,771	—	(129,585)	1,213	(176)	(128,548)	(126,777)	325,028	198,251	—	(12,862)	1,150	(11,712)
BlackRock Global Allocation VI (Grandmaster)	(439)	2,697	(1,829)	429	440	(84,900)	3,362	(10)	(81,108)	(80,679)	90,961	10,282	40	(11,255)	3,837	(7,378)
BlackRock Global Allocation VI Class III (Pinnacle)	68	2,855	(2,849)	74	—	(17,016)	(27,076)	(33)	(44,125)	(44,051)	65,019	20,968	—	(1,529)	(2,507)	(4,036)
BlackRock Global Allocation VI Class III (Pinnacle IV)	448	3,593	(4,352)	(311)	—	(7,384)	24,980	(34)	17,562	17,251	22,088	39,339	—	(675)	2,239	1,564
BlackRock Global Allocation VI Class III (Pinnacle V)	1,581	18,346	(19,739)	188	5,500	(59,544)	79,636	(289)	25,303	25,491	165,468	190,959	510	(5,406)	7,176	2,280
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*	(464)	4,092	2,140	5,768	30,000	(69,109)	138,999	(70)	99,820	105,588	—	105,588	2,921	(6,490)	13,535	9,966
American Funds Global Growth (AdvantEdge)*	(18)	810	(481)	311	—	—	8,116	—	8,116	8,427	—	8,427	—	—	801	801
American Funds Global Growth (AnnuiChoice II)*	79	824	(813)	90	6,534	(848)	13,802	—	19,488	19,578	—	19,578	621	(80)	1,312	1,853
American Funds Global Growth (Pinnacle)*	1	(1)	(3)	(3)	—	(40)	453	(2)	411	408	—	408	—	(4)	43	39
American Funds Global Growth (Pinnacle V)*	89	2,847	(2,440)	496	30,790	(111)	118	(181)	30,616	31,112	—	31,112	2,957	(39)	39	2,957
American Funds Growth (AnnuiChoice II)*	278	343	1,206	1,827	12,495	—	47,211	—	59,706	61,533	—	61,533	1,154	—	4,359	5,513
American Funds Growth (Pinnacle)*	3	—	52	55	—	—	2,351	—	2,351	2,406	—	2,406	—	—	216	216
American Funds Growth-Income (AnnuiChoice II)*	3,284	1,335	3,693	8,312	39,393	(882)	453,026	(25)	491,512	499,824	—	499,824	3,517	(80)	40,447	43,884
American Funds Growth-Income (GrandMaster)*	196	2	(41)	157	—	(88)	21,922	—	21,834	21,991	—	21,991	—	(8)	1,943	1,935
American Funds Growth-Income (Pinnacle)*	118	—	288	406	—	—	10,881	—	10,881	11,287	—	11,287	—	—	993	993
American Funds Growth-Income (Pinnacle IV)*	143	1,628	1,651	3,422	—	—	28,122	—	28,122	31,544	—	31,544	—	—	2,767	2,767
American Funds Growth-Income (Pinnacle V)*	596	4,762	(268)	5,090	95,976	—	31,044	(578)	126,442	131,532	—	131,532	8,972	—	2,625	11,597
American Funds Managed Risk Asset Allocation (AnnuiChoice)*	—	—	—	—	—	—	97	(2)	95	95	—	95	—	—	9	9
American Funds Managed Risk Asset Allocation (AnnuiChoice II)*	(284)	343	456	515	16,220	(400)	53,255	—	69,075	69,590	—	69,590	1,564	(38)	5,135	6,661
American Funds Managed Risk Asset Allocation (GrandMaster flex3)*	(12)	(1)	7	(6)	—	(155)	1,810	(3)	1,652	1,646	—	1,646	—	(14)	172	158
American Funds Managed Risk Asset Allocation (Pinnacle)*	(119)	1	294	176	—	—	9,935	(62)	9,873	10,049	—	10,049	—	—	964	964
American Funds Managed Risk Asset Allocation (Pinnacle IV)*	(141)	(12)	131	(22)	—	(495)	20,161	(9)	19,657	19,635	—	19,635	—	(49)	1,934	1,885
American Funds Managed Risk Asset Allocation (Pinnacle V)*	(3,988)	199	22,353	18,564	736,341	(3,000)	31,034	(1,457)	762,918	781,482	—	781,482	72,867	(295)	2,545	75,117
American Funds New World (AnnuiChoice II)*	54	(1)	(566)	(513)	5,641	—	1,550	—	7,191	6,678	—	6,678	—	—	713	713
American Funds New World (Pinnacle)*	171	2,447	(2,443)	175	—	(1,390)	20,456	—	19,066	19,241	—	19,241	—	(150)	2,212	2,062
American Funds New World (Pinnacle IV)*	54	1,157	(3,982)	(2,771)	—	(534)	33,162	—	32,628	29,857	—	29,857	—	(52)	3,250	3,198
American Funds New World (Pinnacle V)*	260	3,201	(9,859)	(6,398)	27,097	(394)	47,222	(170)	73,755	67,357	—	67,357	2,654	(38)	4,607	7,223
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	(2,744)	185,373	(180,525)	2,104	4,908	(80,133)	(75,223)	(154)	(150,602)	(148,498)	714,806	566,308	201	(3,278)	(3,753)	(6,830)
Deutsche Small Cap Index VIP (Pinnacle IV)	(51)	842	(453)	338	—	(326)	—	(7)	(333)	5	10,626	10,631	—	(14)	—	(14)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	(6)	171	(57)	108	—	—	—	(7)	(7)	101	3,020	3,121	—	—	—	—
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(189)	69	1,020	900	—	—	38,730	(26)	38,704	39,604	6,649	46,253	—	(2)	2,685	2,683
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(193)	3,351	(2,463)	695	9,944	(979)	(11,135)	(20)	(2,190)	(1,495)	20,792	19,297	639	(72)	(824)	(257)
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	(38)	9	428	399	—	—	—	(5)	(5)	394	3,559	3,953	—	—	—	—
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(3,290)	4,172	20,135	21,017	—	(9,474)	188	(187)	(9,473)	11,544	203,954	215,498	—	(708)	11	(697)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(2,462)	(1,444)	1,361	(2,545)	—	(13,627)	55,102	(70)	41,405	38,860	2,757	41,617	—	(982)	3,616	2,634
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,090)	6,637	(1,208)	4,339	—	(1,125)	10,959	(81)	9,753	14,092	38,260	52,352	—	(85)	764	679
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(2,935)	11,406	(6,421)	2,050	—	(17,739)	15,146	(27)	(2,620)	(570)	51,572	51,002	—	(1,291)	872	(419)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E)	(132)	(181)	302	(11)	—	(63,545)	87,785	—	24,240	24,229	—	24,229	—	(647)	2,290	1,643
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(23,267)	338,993	(291,817)	23,909	1,486	(164,735)	(1,194,197)	(376)	(1,357,822)	(1,333,913)	1,556,914	223,001	111	(12,128)	(91,496)	(103,513)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(2,874)	26,290	(10,853)	12,563	7,983	(16,417)	85,246	(464)	76,348	88,911	119,574	208,485	560	(1,210)	5,895	5,245
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(7,972)	57,473	(47,407)	2,094	6,294	(128,129)	3,477	(490)	(118,848)	(116,754)	352,196	235,442	306	(6,069)	(23)	(5,786)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(440)	9,041	(6,966)	1,635	8,243	(2,622)	40,542	(172)	45,991	47,626	41,222	88,848	386	(138)	1,923	2,171
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(149)	1,941	(814)	978	—	—	11,578	(2)	11,576	12,554	3,001	15,555	—	—	593	593
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(376)	5,806	(4,410)	1,020	—	(1,900)	10,000	(6)	8,094	9,114	33,997	43,111	—	(92)	493	401
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E)	(7)	(201)	—	(208)	—	(4,150)	4,362	(4)	208	—	—	—	—	(290)	290	—
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(1,253)	13,034	(10,485)	1,296	476	(2,030)	(4,362)	(191)	(6,107)	(4,811)	106,671	101,860	23	(109)	(211)	(297)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(58)	814	(645)	111	—	(30)	(11)	(7)	(48)	63	6,577	6,640	—	(2)	—	(2)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(464)	6,853	(5,691)	698	—	(15,015)	7,900	(1)	(7,116)	(6,418)	48,725	42,307	—	(719)	381	(338)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(3,575)	45,249	(36,495)	5,179	130,489	(12,680)	15,400	(1,452)	131,757	136,936	267,456	404,392	6,308	(690)	690	6,308
Deutsche Small Cap Index (AdvantEdge)	(499)	8,718	(6,685)	1,534	—	(19,344)	(17,077)	(100)	(36,521)	(34,987)	72,800	37,813	—	(1,174)	(1,071)	(2,245)
Deutsche Small Cap Index (AnnuiChoice II)	(347)	3,357	186	3,196	43,267	(1,760)	152	(99)	41,560	44,756	47,489	92,245	2,769	(120)	10	2,659
Deutsche Small Cap Index (AnnuiChoice)	(70)	1,483	(611)	802	—	(392)	—	(39)	(431)	371	24,081	24,452	—	(19)	—	(19)
Deutsche Small Cap Index (GrandMaster flex3)	(654)	8,128	(5,331)	2,143	—	(5,121)	880	(17)	(4,258)	(2,115)	79,188	77,073	—	(227)	40	(187)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (Continued):
Deutsche Small Cap Index (Grandmaster)	$(194)	$3,847	$(3,588)	$65	$—	$(15,318)	$7,571	$(16)	$(7,763)	$(7,698)	$32,980	$25,282	—	(831)	398	(433)
Deutsche Small Cap Index (IQ3)	(772)	6,432	(2,715)	2,945	—	(5,561)	137	(42)	(5,466)	(2,521)	105,600	103,079	—	(265)	6	(259)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	(288)	6,859	(2,101)	4,470	—	(56,499)	135,937	(74)	79,364	83,834	77,667	161,501	—	(3,537)	8,321	4,784
Deutsche Small Cap Index (Pinnacle Plus)	(1,487)	62,175	(61,731)	(1,043)	238	(15,486)	(183,761)	(73)	(199,082)	(200,125)	282,350	82,225	11	(725)	(8,533)	(9,247)
Deutsche Small Cap Index VIP (Pinnacle IV)	(1,823)	38,702	(30,439)	6,440	—	(39,403)	(914)	(65)	(40,382)	(33,942)	281,626	247,684	—	(1,894)	(42)	(1,936)
Deutsche Small Cap Index VIP (Pinnacle V)	(1,422)	16,985	(9,827)	5,736	7,200	(17,590)	32,007	(506)	21,111	26,847	162,545	189,392	525	(1,334)	2,411	1,602
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	8,086	2,250	(8,847)	1,489	325	(120,425)	13,690	(1,908)	(108,318)	(106,829)	310,043	203,214	27	(9,677)	1,142	(8,508)
Pimco VIT All Asset (IQ Annuity)	5,140	5,239	(11,744)	(1,365)	—	(4,859)	(15,924)	(94)	(20,877)	(22,242)	160,656	138,414	—	(404)	(1,292)	(1,696)
Pimco VIT All Asset (Pinnacle)	1,856	137	(2,527)	(534)	—	(4,414)	5,985	(23)	1,548	1,014	47,672	48,686	—	(340)	458	118
Pimco VIT All Asset (AnnuiChoice II)	8,795	542	(9,748)	(411)	14,114	(162,113)	13,370	(115)	(134,744)	(135,155)	351,895	216,740	1,107	(12,719)	1,015	(10,597)
Pimco VIT All Asset (AnnuiChoice)	776	(7)	(870)	(101)	—	—	—	(36)	(36)	(137)	18,476	18,339	—	(3)	—	(3)
Pimco VIT All Asset (GrandMaster flex3)	3,808	4,055	(2,877)	4,986	—	(112,012)	—	(120)	(112,132)	(107,146)	195,173	88,027	—	(8,688)	—	(8,688)
Pimco VIT All Asset (Grandmaster)	15,836	(2,902)	(15,143)	(2,209)	—	(30,635)	(36,342)	(39)	(67,016)	(69,225)	455,886	386,661	—	(2,423)	(2,893)	(5,316)
Pimco VIT All Asset (Pinnacle IV)	36,347	(13,318)	(32,192)	(9,163)	30,960	(198,698)	(149,135)	(92)	(316,965)	(326,128)	1,290,323	964,195	2,540	(15,934)	(12,146)	(25,540)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	883	116	(1,494)	(495)	—	(68,021)	84,731	(3)	16,707	16,212	—	16,212	—	(770)	2,223	1,453
Pimco VIT All Asset (Pinnacle Plus)	21,320	(37,606)	(14,233)	(30,519)	476	(67,614)	26,183	(190)	(41,145)	(71,664)	244,727	173,063	39	(5,440)	(328)	(5,729)
Pimco VIT All Asset (Pinnacle V)	12,850	(4,411)	(13,790)	(5,351)	17,549	(47,075)	(98,701)	(1,123)	(129,350)	(134,701)	492,257	357,556	1,388	(3,791)	(8,212)	(10,615)
Pimco VIT Commodity Real Return (Pinnacle)	(1,493)	(4,347)	(23,983)	(29,823)	8	(7,254)	26,468	(68)	19,154	(10,669)	125,213	114,544	1	(1,120)	3,810	2,691
Pimco VIT Commodity Real Return (Pinnacle IV)	(1,463)	(14,712)	(9,649)	(25,824)	120	(33,514)	30,840	(101)	(2,655)	(28,479)	121,276	92,797	18	(5,266)	4,391	(857)
Pimco VIT Commodity Real Return (Pinnacle V)	(12,214)	(34,998)	(158,711)	(205,923)	78,985	(62,919)	124,050	(2,362)	137,754	(68,169)	887,957	819,788	12,003	(10,334)	19,265	20,934
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	(6,627)	(20,652)	(68,004)	(95,283)	7,013	(38,708)	46,872	(3,379)	11,798	(83,485)	490,388	406,903	1,125	(6,345)	7,975	2,755
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	(1,228)	(6,417)	(22,669)	(30,314)	727	(1,274)	27,081	(322)	26,212	(4,102)	128,789	124,687	110	(240)	4,091	3,961
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	(24)	(256)	(1,437)	(1,717)	—	(3,108)	8,525	(13)	5,404	3,687	485	4,172	—	(456)	1,165	709
Pimco VIT Commodity Real Return Strategy (Grandmaster)	(1,534)	(10,027)	(15,617)	(27,178)	—	(23,469)	6,440	(64)	(17,093)	(44,271)	154,736	110,465	—	(3,529)	888	(2,641)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	(1,746)	(24,477)	(1,676)	(27,899)	3,561	(92,299)	18,721	(146)	(70,163)	(98,062)	242,968	144,906	508	(13,334)	3,174	(9,652)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	(387)	(7,609)	5,037	(2,959)	—	(29,298)	8,332	(54)	(21,020)	(23,979)	40,102	16,123	—	(4,273)	1,159	(3,114)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	(126)	(1,659)	(6,319)	(8,104)	—	(64,844)	100,601	(20)	35,737	27,633	—	27,633	—	(1,321)	5,300	3,979
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	(9,963)	(231,226)	13,745	(227,444)	476	(79,956)	261,105	(107)	181,518	(45,926)	152,820	106,894	69	(12,716)	9,628	(3,019)
Pimco VIT Long Term Government (AnnuiChoice II)	8	—	142	150	2,310	—	2,171	—	4,481	4,631	—	4,631	232	—	215	447
Pimco VIT Low Duration (AnnuiChoice II)	(130)	132	(551)	(549)	14,214	(3,765)	5,223	(37)	15,635	15,086	109,386	124,472	1,223	(327)	449	1,345
Pimco VIT Low Duration (AnnuiChoice)	(8)	460	(371)	81	—	(16,388)	—	(9)	(16,397)	(16,316)	19,975	3,659	—	(1,390)	—	(1,390)
Pimco VIT Low Duration (GrandMaster flex3)	(518)	(18)	(314)	(850)	—	(38)	11,578	(21)	11,519	10,669	88,286	98,955	—	(5)	1,015	1,010
Pimco VIT Low Duration (Grandmaster)	(494)	621	(1,432)	(1,305)	17,000	(99,355)	147,773	(32)	65,386	64,081	139,262	203,343	1,479	(11,625)	15,827	5,681
Pimco VIT Low Duration (IQ Annuity)	(2,811)	1,124	(2,884)	(4,571)	8,288	(10,196)	(4,181)	(56)	(6,145)	(10,716)	649,424	638,708	723	(893)	(368)	(538)
Pimco VIT Low Duration (Pinnacle)	(94)	148	(204)	(150)	—	(1,280)	(2,103)	(35)	(3,418)	(3,568)	29,856	26,288	—	(114)	(182)	(296)
Pimco VIT Low Duration (Pinnacle IV)	(858)	6,709	(4,251)	1,600	58,693	(364,401)	(371,923)	(60)	(677,691)	(676,091)	721,491	45,400	5,132	(31,897)	(32,545)	(59,310)
Pimco VIT Low Duration (AdvantEdge)	(1,619)	3,988	(3,427)	(1,058)	17,741	(221,368)	13,196	(254)	(190,685)	(191,743)	332,615	140,872	1,570	(19,607)	1,166	(16,871)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	(18)	(30)	(7)	(55)	1,403	(20,543)	19,204	(18)	46	(9)	2,053	2,044	—	—	—	—
Pimco VIT Low Duration (Pinnacle Plus)	(1,477)	4,356	(3,744)	(865)	363	(140,616)	(152,328)	(236)	(292,817)	(293,682)	425,651	131,969	32	(12,539)	(13,398)	(25,905)
Pimco VIT Low Duration (Pinnacle V)	(4,283)	4,670	(7,307)	(6,920)	14,148	(47,823)	(35,857)	(235)	(69,767)	(76,687)	982,909	906,222	1,245	(4,236)	(3,127)	(6,118)
Pimco VIT Real Return (Pinnacle IV)	(566)	(43,267)	54,446	10,613	30,628	(219,197)	(235,454)	(73)	(424,096)	(413,483)	514,172	100,689	2,580	(18,404)	(19,889)	(35,713)
Pimco VIT Real Return (AdvantEdge)	(531)	(1,092)	(543)	(2,166)	—	(10,045)	77,654	(308)	67,301	65,135	50,106	115,241	—	(874)	6,397	5,523
Pimco VIT Real Return (AnnuiChoice II)	432	(6,007)	10,109	4,534	15,546	(66,054)	14,514	(191)	(36,185)	(31,651)	190,341	158,690	1,257	(5,367)	1,196	(2,914)
Pimco VIT Real Return (AnnuiChoice)	292	(1,028)	2,809	2,073	—	(9,923)	—	(139)	(10,062)	(7,989)	104,614	96,625	—	(825)	—	(825)
Pimco VIT Real Return (GrandMaster flex3)	(110)	12	690	592	—	—	—	(33)	(33)	559	42,413	42,972	—	(3)	—	(3)
Pimco VIT Real Return (Grandmaster)	310	(5,953)	11,576	5,933	1,500	(8,468)	(92,791)	(23)	(99,782)	(93,849)	125,730	31,881	124	(710)	(7,477)	(8,063)
Pimco VIT Real Return (IQ Annuity)	(453)	427	3,654	3,628	3,315	(7,056)	1,122	(18)	(2,637)	991	247,263	248,254	273	(594)	92	(229)
Pimco VIT Real Return (Pinnacle)	(32)	(428)	2,110	1,650	15,551	(20,053)	392	(24)	(4,134)	(2,484)	93,242	90,758	1,299	(1,666)	33	(334)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	180	142	41	363	1,464	(73,326)	78,243	(14)	6,367	6,730	7,031	13,761	146	(7,336)	7,827	637
Pimco VIT Real Return (Pinnacle Plus)	(562)	(46,567)	55,802	8,673	363	(201,489)	(36,100)	(127)	(237,353)	(228,680)	429,578	200,898	31	(17,163)	(2,993)	(20,125)
Pimco VIT Real Return (Pinnacle V)	(2,639)	(17,833)	38,351	17,879	3,821	(48,251)	(230,200)	(805)	(275,435)	(257,556)	1,150,537	892,981	317	(4,084)	(19,594)	(23,361)
Pimco VIT Total Return (Pinnacle V)	57,795	6,926	174,905	239,626	1,878,720	(638,942)	106,352	(40,984)	1,305,146	1,544,772	8,967,249	10,512,021	144,165	(52,283)	8,284	100,166
Pimco VIT Total Return (AdvantEdge)	25,107	13,380	96,180	134,667	216,564	(865,095)	144,233	(34,592)	(538,890)	(404,223)	5,391,815	4,987,592	16,681	(69,172)	11,256	(41,235)
Pimco VIT Total Return (AnnuiChoice II)	15,946	1,000	21,704	38,650	391,382	(151,294)	375,046	(7,761)	607,373	646,023	1,151,488	1,797,511	29,147	(11,851)	28,021	45,317
Pimco VIT Total Return (AnnuiChoice)	3,149	(30)	5,387	8,506	—	(472)	20,744	(354)	19,918	28,424	258,902	287,326	—	(62)	1,573	1,511

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Total Return (GrandMaster flex3)	$2,347	$1,277	$8,449	$12,073	$—	$(121,004)	$(12,626)	$(247)	$(133,877)	$(121,804)	$558,954	$437,150	—	(9,527)	(982)	(10,509)
Pimco VIT Total Return (Grandmaster)	6,109	707	18,703	25,519	2,700	(69,196)	(115,259)	(178)	(181,933)	(156,414)	957,001	800,587	208	(8,431)	(5,709)	(13,932)
Pimco VIT Total Return (IQ Annuity)	7,185	363	18,749	26,297	15,148	(65,528)	(10,924)	(338)	(61,642)	(35,345)	961,376	926,031	1,173	(5,089)	(760)	(4,676)
Pimco VIT Total Return (Pinnacle)	4,892	2,872	12,883	20,647	—	(68,980)	(75,828)	(49)	(144,857)	(124,210)	746,041	621,831	—	(5,267)	(5,768)	(11,035)
Pimco VIT Total Return (Pinnacle IV)	3,504	(2,771)	17,144	17,877	375	(166,048)	(162,017)	(218)	(327,908)	(310,031)	845,243	535,212	29	(12,763)	(12,420)	(25,154)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	457	869	1,679	3,005	1,474	(74,183)	(19,024)	(97)	(91,830)	(88,825)	108,934	20,109	136	(6,875)	(1,772)	(8,511)
Pimco VIT Total Return (Pinnacle Plus)	2,779	(10,044)	28,410	21,145	8,853	(139,048)	(174,128)	(455)	(304,778)	(283,633)	1,033,985	750,352	691	(11,014)	(13,719)	(24,042)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	(160)	95	2,685	2,620	—	(2,194)	19,462	(10)	17,258	19,878	1,749	21,627	—	(318)	2,919	2,601
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	(164)	248	2,013	2,097	—	(7,339)	17,730	(25)	10,366	12,463	5,123	17,586	—	(1,098)	2,683	1,585
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	(2,721)	(4,080)	31,793	24,992	69,743	(4,763)	30,929	(556)	95,353	120,345	139,369	259,714	10,402	(781)	4,544	14,165
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(1,941)	(10,468)	20,704	8,295	5,351	(49,618)	(369)	(505)	(45,141)	(36,846)	140,733	103,887	786	(7,695)	23	(6,886)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(274)	(574)	4,627	3,779	17,985	(474)	(124)	(170)	17,217	20,996	18,270	39,266	2,566	(93)	9	2,482
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(102)	(712)	2,335	1,521	—	(3,149)	7,689	(18)	4,522	6,043	7,268	13,311	—	(455)	1,133	678
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	(37)	61	528	552	—	(1,744)	4,999	(9)	3,246	3,798	139	3,937	—	(257)	763	506
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	(183)	(108)	1,590	1,299	—	(15,529)	10,469	(5)	(5,065)	(3,766)	11,891	8,125	—	(2,226)	1,563	(663)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	(8)	—	147	139	—	—	1,009	—	1,009	1,148	—	1,148	—	—	153	153
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	(74)	21	1,562	1,509	—	(166)	10,529	(10)	10,353	11,862	—	11,862	—	(21)	1,316	1,295
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(358)	(1,092)	3,300	1,850	—	(836)	(3,642)	(2)	(4,480)	(2,630)	25,366	22,736	—	(126)	(577)	(703)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(2,292)	2,521	3,912	4,141	21,806	(14,337)	(23,971)	(926)	(17,428)	(13,287)	154,136	140,849	2,598	(1,791)	(2,843)	(2,036)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(1,169)	320	4,316	3,467	—	(522)	(3,510)	(205)	(4,237)	(770)	100,359	99,589	—	(83)	(385)	(468)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(1,046)	119	4,795	3,868	—	(3,096)	7,689	(124)	4,469	8,337	101,359	109,696	—	(367)	884	517
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(301)	56	911	666	—	(1,620)	5,904	(21)	4,263	4,929	16,662	21,591	—	(194)	702	508
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(927)	939	1,790	1,802	—	(23,797)	6,148	(39)	(17,688)	(15,886)	70,882	54,996	—	(2,784)	723	(2,061)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(1,106)	304	3,252	2,450	—	(644)	3,841	(53)	3,144	5,594	72,956	78,550	—	(82)	459	377
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(2,139)	1,892	5,551	5,304	—	(11,223)	20,111	(11)	8,877	14,181	148,499	162,680	—	(1,302)	2,363	1,061
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(481)	998	(275)	242	—	(49,585)	17,028	(43)	(32,600)	(32,358)	52,969	20,611	—	(5,816)	1,985	(3,831)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(268)	173	1,394	1,299	—	(7,872)	34,171	(11)	26,288	27,587	—	27,587	—	(607)	3,138	2,531
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(1,299)	5,670	(3,679)	692	1,316	(73,500)	(27,283)	(32)	(99,499)	(98,807)	147,318	48,511	159	(8,881)	(3,219)	(11,941)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(2,488)	1,106	5,773	4,391	100	(42,089)	11,346	(233)	(30,876)	(26,485)	169,741	143,256	12	(4,936)	1,336	(3,588)
Guggenheim VT Long Short Equity (AdvantEdge)	(892)	8,717	(8,708)	(883)	—	(33,985)	(22,869)	(88)	(56,942)	(57,825)	77,436	19,611	—	(3,489)	(2,354)	(5,843)
Guggenheim VT Long Short Equity (AnnuiChoice II)	(662)	(52)	2,816	2,102	29,898	(1,204)	658	(143)	29,209	31,311	48,336	79,647	3,014	(135)	66	2,945
Guggenheim VT Long Short Equity (AnnuiChoice)	(25)	181	(93)	63	—	(2,703)	6,100	(12)	3,385	3,448	493	3,941	—	(278)	616	338
Guggenheim VT Long Short Equity (GrandMaster flex3)	(65)	206	(86)	55	—	(1,482)	4,999	(7)	3,510	3,565	1,995	5,560	—	(161)	522	361
Guggenheim VT Long Short Equity (Grandmaster)	(48)	(3)	218	167	—	(22)	6,806	(3)	6,781	6,948	—	6,948	—	(3)	702	699
Guggenheim VT Long Short Equity (IQ Annuity)	(112)	(2)	297	183	—	—	10,119	(5)	10,114	10,297	—	10,297	—	—	1,043	1,043
Guggenheim VT Long Short Equity (Pinnacle)	(224)	781	17	574	—	(2,215)	21,500	(23)	19,262	19,836	6,118	25,954	—	(235)	2,222	1,987
Guggenheim VT Long Short Equity (Pinnacle IV)	(330)	1,570	(1,003)	237	—	(3,762)	14,515	(45)	10,708	10,945	15,574	26,519	—	(395)	1,453	1,058
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	(86)	—	503	417	—	(156)	12,364	(10)	12,198	12,615	—	12,615	—	(14)	1,087	1,073
Guggenheim VT Long Short Equity (Pinnacle Plus)	(568)	1,204	(381)	255	—	(109)	(5,477)	(12)	(5,598)	(5,343)	38,813	33,470	—	(13)	(579)	(592)
Guggenheim VT Long Short Equity (Pinnacle V)	(674)	260	2,102	1,688	6,100	(2,273)	37,194	(28)	40,993	42,681	29,180	71,861	620	(237)	3,815	4,198
ETF Shares:
iShares Core US Aggretate Bond ETF (Varoom ®)	130	94	478	702	—	(835)	—	—	(835)	(133)	17,117	16,984	—	(31)	—	(31)
iShares Core US Aggretate Bond ETF (Varoom GLWB 2)	(23)	174	1,095	1,246	—	(979)	845	—	(134)	1,112	37,828	38,940	—	(38)	33	(5)
iShares Core US Aggretate Bond ETF (Varoom GLWB 5)	(1,198)	1,455	13,438	13,695	90,055	(8,570)	26,133	—	107,618	121,313	385,354	506,667	3,667	(348)	1,061	4,380
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	6	172	(34)	144	—	(857)	580	—	(277)	(133)	12,161	12,028	—	(32)	22	(10)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	178	11	202	391	5,420	—	—	—	5,420	5,811	21,193	27,004	205	—	—	205
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(588)	367	2,769	2,548	82,035	(9,033)	91,629	—	164,631	167,179	278,718	445,897	3,190	(351)	3,548	6,387
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(171)	31	290	150	—	—	1,122	—	1,122	1,272	17,984	19,256	—	—	43	43
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(35)	(5)	227	187	—	—	—	—	—	187	11,537	11,724	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(1,099)	25	1,639	565	7,651	(2,173)	4,976	—	10,454	11,019	90,578	101,597	327	(93)	214	448
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	281	77	(345)	13	—	(332)	—	—	(332)	(319)	6,644	6,325	—	(11)	—	(11)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,378	848	(2,509)	(283)	—	(3,146)	1,465	—	(1,681)	(1,964)	41,574	39,610	—	(106)	48	(58)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	4,366	463	(5,508)	(679)	46,368	(5,745)	—	—	40,623	39,944	73,163	113,107	1,554	(191)	—	1,363
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	3,273	440	(5,148)	(1,435)	36,219	(1,807)	11,178	—	45,590	44,155	89,435	133,590	1,251	(62)	386	1,575
iShares S&P 500 Growth Index ETF (Varoom)	5,575	193	3,315	9,083	—	—	9,904	—	9,904	18,987	29,541	48,528	—	—	361	361

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	$(6,973)	$17,814	$2,134	$12,975	$7,012	$(12,186)	$(21,745)	$—	$(26,919)	$(13,944)	$157,123	$143,179	172	(301)	(666)	(795)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(112)	548	636	1,072	—	—	(870)	—	(870)	202	9,452	9,654	—	—	(22)	(22)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(222)	273	7,642	7,693	26,600	—	—	—	26,600	34,293	29,958	64,251	743	—	—	743
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(10,373)	19,372	108,414	117,413	350,295	(7,089)	86,865	—	430,071	547,484	664,381	1,211,865	9,411	(189)	2,425	11,647
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(212)	338	1,652	1,778	1,250	—	2,377	—	3,627	5,405	14,349	19,754	33	—	61	94
iShares Core S&P 500 Index ETF (Varoom)	17,016	1,081	4,640	22,737	—	(27,204)	55,030	—	27,826	50,563	58,957	109,520	—	(755)	1,810	1,055
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(21,208)	79,048	33,927	91,767	23,637	(52,552)	(118,666)	—	(147,581)	(55,814)	1,058,363	1,002,549	590	(1,343)	(3,478)	(4,231)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(258)	5,189	(1,490)	3,441	200	(9,649)	(2,374)	—	(11,823)	(8,382)	39,064	30,682	6	(256)	(63)	(313)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	246	14,828	29,188	44,262	257,965	(126,579)	82,301	—	213,687	257,949	178,590	436,539	6,841	(3,237)	2,111	5,715
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(83,691)	283,881	1,370,866	1,571,056	4,830,852	(347,472)	(260,375)	—	4,223,005	5,794,061	11,754,409	17,548,470	126,491	(9,166)	(5,896)	111,429
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(5,857)	15,423	70,358	79,924	178,879	(9,262)	91,802	—	261,419	341,343	614,284	955,627	4,719	(249)	2,377	6,847
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(76)	1,394	3,175	4,493	—	—	(2,101)	—	(2,101)	2,392	47,726	50,118	—	—	(55)	(55)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(34)	319	568	853	—	—	(462)	—	(462)	391	9,338	9,729	—	—	(12)	(12)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	320	545	6,699	7,564	45,509	(1,234)	—	—	44,275	51,839	39,283	91,122	1,181	(33)	1	1,149
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(778)	7,616	19,510	26,348	45,943	(6,359)	17,984	—	57,568	83,916	236,778	320,694	1,198	(165)	482	1,515
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(425)	1,929	5,852	7,356	5,401	(1,462)	12,533	—	16,472	23,828	70,371	94,199	141	(39)	327	429
iShares Core S&P MidCap Index ETF (Varoom)	5,241	202	2,381	7,824	—	(6,412)	16,817	—	10,405	18,229	35,307	53,536	—	(180)	575	395
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(8,276)	18,086	6,626	16,436	7,662	(15,835)	(21,429)	—	(29,602)	(13,166)	314,305	301,139	203	(426)	(705)	(928)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(1,146)	4,325	3,119	6,298	100	(7,633)	(1,810)	—	(9,343)	(3,045)	96,899	93,854	3	(210)	(49)	(256)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(580)	3,488	6,176	9,084	75,216	(31,305)	21,908	—	65,819	74,903	57,141	132,044	1,974	(797)	563	1,740
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(43,831)	45,558	282,017	283,744	1,306,602	(89,641)	160,546	—	1,377,507	1,661,251	3,147,117	4,808,368	34,328	(2,369)	4,386	36,345
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(3,210)	3,747	16,969	17,506	61,015	(3,253)	50,342	—	108,104	125,610	184,808	310,418	1,624	(88)	1,333	2,869
iShares Core S&P Small Cap Index ETF (Varoom)	2,771	168	900	3,839	—	(3,158)	8,361	—	5,203	9,042	26,824	35,866	—	(85)	283	198
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(4,500)	9,286	(2,236)	2,550	3,831	(8,027)	(3,540)	—	(7,736)	(5,186)	157,617	152,431	100	(210)	(153)	(263)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(629)	974	1,192	1,537	100	(614)	431	—	(83)	1,454	48,318	49,772	3	(16)	12	(1)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(364)	1,907	1,025	2,568	31,450	(15,199)	11,825	—	28,076	30,644	34,765	65,409	784	(378)	298	704
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(24,157)	21,685	89,706	87,234	653,321	(44,570)	158,095	—	766,846	854,080	1,581,421	2,435,501	16,714	(1,145)	4,153	19,722
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(2,632)	3,484	10,787	11,639	93,633	(4,619)	46,806	—	135,820	147,459	124,856	272,315	2,446	(120)	1,219	3,545
iShares S&P Citigroup International Treasury Bond (Varoom)	(470)	17	(481)	(934)	—	(3,224)	10,642	—	7,418	6,484	12,314	18,798	—	(125)	410	285
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(1,103)	217	(6,460)	(7,346)	3,831	(7,687)	5,497	—	1,641	(5,705)	153,222	147,517	157	(311)	236	82
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(53)	355	(327)	(25)	—	(6,286)	207	—	(6,079)	(6,104)	7,241	1,137	—	(248)	8	(240)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	(204)	390	(1,482)	(1,296)	30,192	(14,865)	8,599	—	23,926	22,630	8,524	31,154	1,173	(561)	325	937
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(24,640)	1,982	(102,703)	(125,361)	653,370	(44,458)	303,365	—	912,277	786,916	1,525,959	2,312,875	25,580	(1,739)	12,141	35,982
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(36)	1	(114)	(149)	—	—	308	—	308	159	2,617	2,776	—	—	13	13
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	27	183	433	643	—	(407)	—	—	(407)	236	8,235	8,471	—	(11)	—	(11)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(1,550)	9,135	13,120	20,705	150	(9,485)	(4,994)	—	(14,329)	6,376	289,851	296,227	4	(266)	(126)	(388)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	394	2,270	13,992	16,656	73,062	(6,475)	4,609	—	71,196	87,852	130,848	218,700	2,097	(179)	129	2,047
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(4,324)	12,454	42,331	50,461	240,586	(16,076)	21,395	—	245,905	296,366	550,231	846,597	6,831	(471)	636	6,996
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	199	(17)	(588)	(406)	—	—	—	—	—	(406)	22,514	22,108	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	11	1,599	(2,585)	(975)	—	(1,832)	2,104	—	272	(703)	71,574	70,871	—	(84)	138	54
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	589	719	(2,764)	(1,456)	1,324	(4,585)	1,920	—	(1,341)	(2,797)	81,781	78,984	49	(167)	71	(47)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	97	196	(4,492)	(4,199)	74,365	(3,387)	24,417	—	95,395	91,196	89,380	180,576	2,899	(136)	986	3,749
Vanguard Tax-Managed International ETF (Varoom)	1,447	59	(2,114)	(608)	—	(3,151)	9,190	—	6,039	5,431	21,107	26,538	—	(110)	362	252
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	504	3,491	(17,984)	(13,989)	3,831	(7,587)	5,556	—	1,800	(12,189)	156,708	144,519	135	(267)	157	25
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	38	1,039	(1,434)	(357)	100	(3,165)	382	—	(2,683)	(3,040)	6,673	3,633	3	(109)	14	(92)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	503	994	(4,114)	(2,617)	31,821	(15,550)	10,541	—	26,812	24,195	7,744	31,939	928	(443)	303	788
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	17,041	13,093	(216,620)	(186,486)	653,309	(44,452)	304,287	—	913,144	726,658	1,566,587	2,293,245	19,703	(1,347)	9,486	27,842
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	404	1,138	(8,603)	(7,061)	34,871	(4,530)	38,825	—	69,166	62,105	40,723	102,828	1,061	(137)	1,218	2,142
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	264	206	576	1,046	—	(904)	—	—	(904)	142	18,191	18,333	—	(31)	—	(31)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	183	164	1,062	1,409	—	—	56	—	56	1,465	28,773	30,238	—	—	2	2
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	450	84	1,016	1,550	13,300	(1,055)	—	—	12,245	13,795	23,808	37,603	483	(39)	1	445
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	41	26	333	400	—	—	173	—	173	573	8,525	9,098	—	—	6	6
Vanguard Large-Cap Index ETF (Varoom)	4	229	722	955	—	(440)	—	—	(440)	515	8,669	9,184	—	(11)	—	(11)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(1,071)	6,893	7,771	13,593	—	(7,671)	(8,820)	—	(16,491)	(2,898)	140,248	137,350	—	(205)	(237)	(442)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	13	59	3,107	3,179	17,491	—	—	—	17,491	20,670	14,364	35,034	459	—	—	459
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(2,452)	9,897	22,795	30,240	103,007	(8,369)	11,284	—	105,922	136,162	216,289	352,451	2,734	(222)	306	2,818

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom)	$43	$878	$2,207	$3,128	$—	$(1,434)	$—	$—	$(1,434)	$1,694	$27,765	$29,459	—	(35)	—	(35)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(89)	387	1,018	1,316	—	—	(546)	—	(546)	770	12,934	13,704	—	—	(14)	(14)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(353)	1,461	3,762	4,870	35,917	(975)	(1,975)	—	32,967	37,837	47,982	85,819	892	(25)	(52)	815
Vanguard REIT Index ETF (Varoom GLWB 2)	573	1,531	8,599	10,703	—	—	(4,411)	—	(4,411)	6,292	40,572	46,864	—	—	(119)	(119)
Vanguard REIT Index ETF (Varoom GLWB 3)	521	74	5,080	5,675	—	—	5,761	—	5,761	11,436	18,421	29,857	—	—	161	161
Vanguard REIT Index ETF (Varoom GLWB 5)	2,026	5,303	30,110	37,439	43,689	(2,150)	(17,128)	—	24,411	61,850	136,170	198,020	1,213	(62)	(483)	668
Vanguard Total Bond Market Index ETF (Varoom)	207	95	595	897	—	(22,754)	73,758	—	51,004	51,901	18,706	70,607	—	(860)	2,745	1,885
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	2,053	21,022	13,561	36,636	26,819	(55,996)	(27,275)	—	(56,452)	(19,816)	1,062,736	1,042,920	1,019	(2,129)	(1,008)	(2,118)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(249)	3,549	9,329	12,629	350	(24,595)	17,096	—	(7,149)	5,480	398,530	404,010	13	(945)	655	(277)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,135	1,285	8,712	12,132	161,508	(110,045)	65,560	—	117,023	129,155	210,614	339,769	6,493	(4,359)	2,595	4,729
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(3,277)	59,870	342,711	399,304	4,574,242	(312,489)	1,162,976	—	5,424,729	5,824,033	10,601,503	16,425,536	184,193	(12,598)	47,253	218,848
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(1,661)	4,076	20,654	23,069	345,923	(15,007)	138,227	—	469,143	492,212	634,246	1,126,458	14,028	(610)	5,585	19,003
Vanguard VI Money Market (Varoom GLWB 3)	(446)	—	—	(446)	—	—	—	—	—	(446)	24,688	24,242	—	—	—	—
Vanguard VI Money Market (Varoom GLWB 5)	(62)	—	—	(62)	5,000	(1,793)	152	—	3,359	3,297	1,830	5,127	539	(191)	16	364
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(501)	132	(28)	(397)	2,648	(4,300)	—	—	(1,652)	(2,049)	70,960	68,911	108	(175)	(1)	(68)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(332)	36	(7)	(303)	6,000	—	1,205	—	7,205	6,902	19,181	26,083	251	—	50	301

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2015

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (“the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
American Funds Insurance Series	Capital Research and Management Company
AIM (Invesco) Variable Insurance Fund	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, Inc.
Deutsche Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc., Strategic Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc

Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds

The Vanguard Group, Inc.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 956 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2015. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2015 and the cost of investments held at December 31, 2015, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$8,129	$60,113	$307,786
Touchstone Aggressive ETF (AnnuiChoice ®)	6,705	15,276	370,757
Touchstone Aggressive ETF (AnnuiChoice II)	90,660	120,241	506,108
Touchstone Aggressive ETF (GrandMaster flex3)	19,170	264,325	1,036,385
Touchstone Aggressive ETF (Grandmaster)	4,883	10,968	270,003
Touchstone Aggressive ETF (IQ Annuity)	52,467	184,714	745,232
Touchstone Aggressive ETF (Pinnacle)	11,657	110,735	644,867
Touchstone Aggressive ETF (Pinnacle IV)	17,549	334,019	876,605
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	54,652	1,234	89,545
Touchstone Aggressive ETF (Pinnacle Plus)	4,525	96,626	249,299
Touchstone Aggressive ETF (Pinnacle V)	214,181	206,870	817,282
Touchstone Baron Small Cap Growth (Pinnacle)	653,754	2,273,381	—
Touchstone Baron Small Cap Growth (Pinnacle IV)	895,485	2,635,378	—
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	5,779	16,547	—
Touchstone Baron Small Cap Growth (Pinnacle V)	1,227,513	2,687,080	—
Touchstone Baron Small Cap Growth (AdvantEdge)	177,020	537,766	—
Touchstone Baron Small Cap Growth (AnnuiChoice II)	591,638	874,921	—
Touchstone Baron Small Cap Growth (AnnuiChoice)	129,257	138,311	—
Touchstone Baron Small Cap Growth (GrandMaster flex3)	122,841	410,844	—
Touchstone Baron Small Cap Growth (Grandmaster)	419,454	1,411,174	—
Touchstone Baron Small Cap Growth (IQ Annuity)	428,039	1,387,828	—
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	145,106	195,695	—
Touchstone Baron Small Cap Growth (Pinnacle Plus)	207,292	735,973	—
Touchstone Conservative ETF (AdvantEdge)	35,656	133,395	125,728
Touchstone Conservative ETF (AnnuiChoice II)	28,829	49,344	350,375
Touchstone Conservative ETF (AnnuiChoice)	816	707	11,586
Touchstone Conservative ETF (GrandMaster flex3)	114,574	38,827	729,542
Touchstone Conservative ETF (Grandmaster)	13,481	12,369	175,324
Touchstone Conservative ETF (IQ Annuity)	371,428	258,712	1,308,438
Touchstone Conservative ETF (Pinnacle)	27,616	12,717	430,174
Touchstone Conservative ETF (Pinnacle IV)	83,042	644,378	1,262,047
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	275,224	17,073	336,512
Touchstone Conservative ETF (Pinnacle Plus)	710,126	537,589	804,883
Touchstone Conservative ETF Fund (Pinnacle V)	420,637	1,053,374	3,286,819
Touchstone Active Bond (AdvantEdge)	41,087	28,755	237,586
Touchstone Active Bond (AnnuiChoice II)	37,885	32,740	98,374
Touchstone Active Bond (AnnuiChoice)	40,433	48,994	235,294
Touchstone Active Bond (GrandMaster flex3)	133,880	5,747	181,567
Touchstone Active Bond (Grandmaster)	16,644	138,004	32,347
Touchstone Active Bond (IQ Annuity)	78,822	26,701	127,929

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Active Bond (Pinnacle)	$265,549	$23,770	$372,733
Touchstone Active Bond (Pinnacle IV)	673,023	133,487	1,242,756
Touchstone Active Bond (Pinnacle II Reduced M&E)	12	8,831	—
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	164,743	5,261	187,246
Touchstone Active Bond (Pinnacle Plus)	187,648	44,074	241,533
Touchstone Active Bond (PinnacleV)	725,909	366,289	1,485,531
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	2,802	76,448	101,079
Touchstone GMAB Aggressive ETF (Pinnacle IV)	6,262	20,485	253,971
Touchstone GMAB Aggressive ETF (Pinnacle V)	3,462	165,954	132,062
Touchstone GMAB Conservative ETF (Pinnacle IV)	6,256	45,148	87,653
Touchstone GMAB Conservative ETF (Pinnacle V)	18,121	159,720	254,306
Touchstone GMAB Moderate ETF (Pinnacle IV)	128,269	424,777	762,432
Touchstone GMAB Moderate ETF(Pinnacle V)	125,630	753,567	756,713
Touchstone High Yield (AdvantEdge)	3,261	28,047	—
Touchstone High Yield (AnnuiChoice II)	3,428	28,189	—
Touchstone High Yield (AnnuiChoice)	4,432	86,855	—
Touchstone High Yield (GrandMaster flex3)	16,154	134,014	—
Touchstone High Yield (Grandmaster)	882	7,558	—
Touchstone High Yield (IQ Annuity)	10,620	131,768	—
Touchstone High Yield (Pinnacle)	79,124	366,328	—
Touchstone High Yield (Pinnacle IV)	91,063	963,817	—
Touchstone High Yield (Pinnacle II Reduced M&E)	22	4,378	—
Touchstone High Yield (Pinnacle Plus Reduced M&E)	103,382	137,793	—
Touchstone High Yield (Pinnacle Plus)	24,143	448,146	—
Touchstone High Yield (PinnacleV)	72,408	432,261	—
Touchstone Large Cap Core Equity (AdvantEdge)	10,555	23,866	114,999
Touchstone Large Cap Core Equity (AnnuiChoice II)	91,930	29,124	214,818
Touchstone Large Cap Core Equity (AnnuiChoice)	493	4,522	18,920
Touchstone Large Cap Core Equity (GrandMaster flex3)	604	1,351	23,388
Touchstone Large Cap Core Equity (Grandmaster)	8,186	1,875	62,034
Touchstone Large Cap Core Equity (IQ Annuity)	7,089	21,373	276,019
Touchstone Large Cap Core Equity (Pinnacle)	34,776	240,402	820,116
Touchstone Large Cap Core Equity (Pinnacle IV)	19,567	203,646	359,190
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	842	603	36,897
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	19,634	24,808	125,093
Touchstone Large Cap Core Equity (Pinnacle Plus)	1,986	43,038	92,975
Touchstone Large Cap Core Equity (PinnacleV)	230,652	88,254	653,892
Touchstone Focused (AdvantEdge)	640,797	33,845	660,617
Touchstone Focused (AnnuiChoice II)	1,200,275	35,711	1,295,018
Touchstone Focused (AnnuiChoice)	403,219	23,109	482,521
Touchstone Focused (GrandMaster flex3)	967,486	16,665	1,085,458
Touchstone Focused (Grandmaster)	1,720,310	99,141	1,786,216
Touchstone Focused (IQ Annuity)	2,578,580	139,972	2,730,646
Touchstone Focused (Pinnacle)	4,307,960	106,122	4,519,745
Touchstone Focused (Pinnacle IV)	4,052,894	196,125	4,821,442
Touchstone Focused (Pinnacle II Reduced M&E)	89,187	67	89,115
Touchstone Focused (Pinnacle Plus Reduced M&E)	576,669	110,564	868,752

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Focused (Pinnacle Plus)	$4,929,587	$264,278	$4,967,923
Touchstone Focused (PinnacleV)	3,151,811	95,731	3,243,478
Touchstone Moderate ETF (AdvantEdge)	151,733	50,268	994,117
Touchstone Moderate ETF (AnnuiChoice II)	121,041	79,702	729,285
Touchstone Moderate ETF (AnnuiChoice)	32,223	7,550	213,108
Touchstone Moderate ETF (GrandMaster flex3)	95,081	244,921	593,777
Touchstone Moderate ETF (Grandmaster)	23,678	31,842	132,971
Touchstone Moderate ETF (IQ Annuity)	226,681	74,796	1,068,918
Touchstone Moderate ETF (Pinnacle)	67,065	109,965	392,334
Touchstone Moderate ETF (Pinnacle IV)	265,999	569,004	1,514,373
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	—	12,925	—
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	439,244	165,651	706,069
Touchstone Moderate ETF (Pinnacle Plus)	155,256	700,636	843,348
Touchstone Moderate ETF (Pinnacle V)	807,225	370,180	1,963,295
Touchstone Money Market (AdvantEdge)	219,117	1,671,036	—
Touchstone Money Market (AnnuiChoice II)	1,490	387,205	—
Touchstone Money Market (AnnuiChoice)	14	435,670	—
Touchstone Money Market (GrandMaster flex3)	10,287	1,595,510	—
Touchstone Money Market (Grandmaster)	63,692	2,067,768	—
Touchstone Money Market (IQ3)	2,070	7,137,617	—
Touchstone Money Market (Pinnacle)	50,123	1,405,409	—
Touchstone Money Market (Pinnacle IV)	35,909	1,739,788	—
Touchstone Money Market (Pinnacle II Reduced M&E)	184	28,641	—
Touchstone Money Market (Pinnacle Plus Reduced M&E)	5,593	173,510	—
Touchstone Money Market (Pinnacle Plus)	3	133,625	—
Touchstone Money Market (Pinnacle V)	512,148	1,933,095	—
Touchstone Third Avenue Value (AdvantEdge)	50,710	215,218	—
Touchstone Third Avenue Value (AnnuiChoice II)	61,561	312,175	—
Touchstone Third Avenue Value (AnnuiChoice)	43,639	245,577	—
Touchstone Third Avenue Value (GrandMaster flex3)	134,443	649,320	—
Touchstone Third Avenue Value (Grandmaster)	92,351	677,550	—
Touchstone Third Avenue Value (IQ Annuity)	242,626	1,398,103	—
Touchstone Third Avenue Value (Pinnacle)	421,912	2,437,903	—
Touchstone Third Avenue Value (Pinnacle IV)	299,448	1,954,390	—
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	12,426	69,091	—
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	211,170	372,960	—
Touchstone Third Avenue Value (Pinnacle Plus)	33,599	458,017	—
Touchstone Third Avenue Value (Pinnacle V)	139,755	799,822	—
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	55,669	113,305	943,747
Fidelity VIP Balanced (Grandmaster)	61,408	332,771	1,167,391
Fidelity VIP Overseas (Pinnacle)	1,389	22,354	80,786
Fidelity VIP Overseas (Pinnacle IV)	2,322	6,275	101,679
Fidelity VIP Equity-Income (Grandmaster)	1,061,186	1,210,499	7,062,655
Fidelity VIP Equity-Income (Pinnacle)	150,783	186,612	1,521,723
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	1,754	157	13,456
Fidelity VIP Growth (Grandmaster)	159,597	751,530	2,332,223

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP High Income (Grandmaster)	$477,961	$641,509	$1,802,645
Fidelity VIP II Asset Manager (Grandmaster)	325,092	286,445	3,136,722
Fidelity VIP II Contrafund (Grandmaster)	1,129,091	1,436,300	7,405,863
Fidelity VIP II Contrafund (Pinnacle)	619,285	976,029	2,992,089
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	4,050	5,102	29,264
Fidelity VIP II Index 500 (Grandmaster)	67,976	640,183	2,088,829
Fidelity VIP II Index 500 (IQ3)	570	395	18,566
Fidelity VIP II Index 500 (Pinnacle)	48,687	587,746	1,286,633
Fidelity VIP II Index 500 (Pinnacle IV)	426	297	13,310
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	479	3,962	15,555
Fidelity VIP II Investment Grade Bond (Pinnacle)	23,392	129,232	720,758
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	25,505	612,900	706,154
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	48	4,791	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	233	26,122	7,250
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	715	23,032	19,190
Fidelity VIP II Investment Grade Bond (Grandmaster)	27,660	211,571	1,013,444
Fidelity VIP II Investment Grade Bond (IQ Annuity)	1,000	3,444	37,099
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,888	25,380	70,567
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	106	198	3,889
Fidelity VIP Overseas (AnnuiChoice)	26	20	1,135
Fidelity VIP Overseas (Grandmaster flex3)	469	511	20,266
Fidelity VIP Overseas (Grandmaster)	20,863	211,100	1,375,707
Fidelity VIP Overseas (IQ Annuity)	273	281	17,306
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	62,014	729	64,641
Fidelity VIP Overseas (Pinnacle Plus)	67	62,083	4,036
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	14,560	92,135	212,338
Fidelity VIP III Mid Cap (Grandmaster)	201,186	129,765	1,956,635
Fidelity VIP III Mid Cap (Pinnacle)	304,782	476,929	1,339,250
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	947	4,082	3,810
Fidelity VIP Government Money Market IC (Pinacle)	1,441,692	515,149	926,543
Fidelity VIP Government Money Market IC (Pinacle II)	28,539	10,205	18,334
Fidelity VIP Government Money Market IC (Pinacle IV)	1,984,029	786,123	1,197,906
Fidelity VIP Government Money Market IC (Pinacle V)	2,410,129	1,672,840	737,289
Fidelity VIP Government Money Market IC (Pinnacle Plus)	486,763	293,171	193,592
Fidelity VIP Government Money Market IC (Pinnacle Plus)	227,852	35,175	192,677
Fidelity VIP Government Money Market IC (GrandMaster)	2,451,642	742,872	1,708,770
Fidelity VIP Government Money Market IC (GrandMaster flex3)	2,748,276	1,323,789	1,424,487
Fidelity VIP Government Money Market IC (AdvantEdge)	1,960,582	799,529	1,161,053
Fidelity VIP Government Money Market IC (AnnuiChoice)	434,747	231,097	203,650
Fidelity VIP Government Money Market IC (AnnuiChoice 2)	624,334	423,558	200,776
Fidelity VIP Government Money Market IC (IQ3)	12,634,789	6,473,720	6,161,069
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	14,061	85,098	100,384
Fidelity VIP Asset Manager (AdvantEdge)	30,296	5,108	86,930
Fidelity VIP Asset Manager (AnnuiChoice II)	15,548	10,214	153,589
Fidelity VIP Asset Manager (AnnuiChoice)	6,283	12,916	57,317

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3)	$1,830	$10,427	$14,671
Fidelity VIP Asset Manager (Pinnacle)	2,760	13,719	33,361
Fidelity VIP Asset Manager (Pinnacle IV)	30,589	134,497	252,267
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	12,204	20,351	34,664
Fidelity VIP Asset Manager (Pinnacle Plus)	6,360	34,352	52,575
Fidelity VIP Asset Manager (Pinnacle V)	56,788	151,302	278,181
Fidelity VIP Balanced (AdvantEdge)	35,931	229,846	512,434
Fidelity VIP Balanced (AnnuiChoice II)	513,548	33,592	937,374
Fidelity VIP Balanced (AnnuiChoice)	13,491	40,743	264,941
Fidelity VIP Balanced (GrandMaster flex3)	10,319	16,871	116,145
Fidelity VIP Balanced (Grandmaster)	413,777	407,055	449,410
Fidelity VIP Balanced (IQ3)	8,735	27,920	179,516
Fidelity VIP Balanced (Pinnacle)	38,783	95,194	313,155
Fidelity VIP Balanced (Pinnacle IV)	102,912	421,538	990,121
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	144,917	23,262	239,397
Fidelity VIP Balanced (Pinnacle Plus)	24,715	203,814	252,966
Fidelity VIP Balanced (Pinnacle V)	702,228	467,124	1,389,519
Fidelity VIP Contrafund (AdvantEdge)	240,489	456,006	1,323,972
Fidelity VIP Contrafund (AnnuiChoice II)	418,342	164,174	1,004,982
Fidelity VIP Contrafund (AnnuiChoice)	95,430	60,370	584,477
Fidelity VIP Contrafund (GrandMaster flex3)	106,048	189,937	728,595
Fidelity VIP Contrafund (IQ Advisor Standard)	1,268	80	11,702
Fidelity VIP Contrafund (IQ3)	237,164	468,555	1,124,802
Fidelity VIP Contrafund (Pinnacle IV)	549,032	1,051,587	3,122,366
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	382,341	149,602	755,133
Fidelity VIP Contrafund (Pinnacle Plus)	5,007,957	1,072,043	5,632,578
Fidelity VIP Contrafund (Pinnacle V)	2,040,726	1,311,396	6,221,178
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	90,263	498	93,721
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	193	359	28,821
Fidelity VIP Disciplined Small Cap (GrandMaster)	91	5,785	10,628
Fidelity VIP Disciplined Small Cap (IQ Annuity)	421	2,141	58,858
Fidelity VIP Disciplined Small Cap (Pinnacle)	679	30,439	107,772
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	420	2,138	63,837
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	4,854	123	4,722
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	6,279	8,678	77,004
Fidelity VIP Disciplined Small Cap (Pinnacle V)	120,168	76,517	126,299
Fidelity VIP Equity-Income (AnnuiChoice II)	149,704	26,422	435,213
Fidelity VIP Equity-Income (AdvantEdge)	26,871	11,112	168,435
Fidelity VIP Equity-Income (AnnuiChoice)	33,722	16,969	241,266
Fidelity VIP Equity-Income (GrandMaster flex3)	19,026	17,796	128,402
Fidelity VIP Equity-Income (IQ3)	53,055	18,983	325,905
Fidelity VIP Equity-Income (Pinnacle IV)	174,894	587,906	752,690
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	179,715	78,585	424,968
Fidelity VIP Equity-Income (Pinnacle Plus)	81,498	247,845	475,033
Fidelity VIP Equity-Income (Pinnacle V)	574,736	392,051	1,219,258
Fidelity VIP Freedom 2010 (Advantedge)	188	118,575	2,885
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,793	17,126	94,732

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandMaster flex3)	$148	$123	$5,573
Fidelity VIP Freedom 2010 (GrandMaster)	2,309	5,705	10,895
Fidelity VIP Freedom 2010 (Pinnacle)	1,876	1,362	88,096
Fidelity VIP Freedom 2010 (Pinnacle IV)	15,465	84,920	187,089
Fidelity VIP Freedom 2010 (Pinnacle Plus)	99	9,795	5,057
Fidelity VIP Freedom 2010 (Pinnacle V)	12,399	179,446	561,113
Fidelity VIP Freedom 2015 (AdvantEdge)	2,782	29,050	106,636
Fidelity VIP Freedom 2015 (AnnuiChoice II)	207	11,459	7,845
Fidelity VIP Freedom 2015 (GrandMaster flex3)	167	123	6,745
Fidelity VIP Freedom 2015 (Pinnacle IV)	954	340,426	35,814
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	22,436	3,563	18,788
Fidelity VIP Freedom 2015 (Pinnacle Plus)	3,154	34,693	45,487
Fidelity VIP Freedom 2015 (Pinnacle V)	102,191	153,290	544,779
Fidelity VIP Freedom 2020 (AdvantEdge)	12	928	422
Fidelity VIP Freedom 2020 (AnnuiChoice II)	486	42,659	21,684
Fidelity VIP Freedom 2020 (GrandMaster)	1,611	145	9,886
Fidelity VIP Freedom 2020 (Pinnacle IV)	10,907	455,281	3,543
Fidelity VIP Freedom 2020 (Pinnacle Plus)	124,826	146,004	—
Fidelity VIP Freedom 2020 (Pinnacle V)	159,128	5,228	333,533
Fidelity VIP Freedom 2025 (Advantedge)	15	938	413
Fidelity VIP Freedom 2025 (Pinnacle IV)	172	998	7,098
Fidelity VIP Freedom 2025 (Pinnacle V)	359,768	299,953	512,393
Fidelity VIP Freedom 2030 (AnnuiChoice II)	9,553	75	9,476
Fidelity VIP Freedom 2030 (Pinnacle IV)	64	62	2,708
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	3,740	27,451	—
Fidelity VIP Freedom 2030 (Pinnacle Plus)	240,462	16,235,852	969,552
Fidelity VIP Freedom 2030 (Pinnacle V)	3,514	4,883	133,407
Fidelity VIP Growth (AnnuiChoice II)	266,443	23,006	504,383
Fidelity VIP Growth (GrandMaster)	78,083	56,356	431,804
Fidelity VIP Growth (AdvantEdge)	2,971	14,349	53,421
Fidelity VIP Growth (AnnuiChoice)	2,946	7,063	65,874
Fidelity VIP Growth (GrandMaster flex3)	5,922	10,105	44,019
Fidelity VIP Growth (IQ3)	4,246	8,794	68,658
Fidelity VIP Growth (Pinnacle)	110,280	15,582	172,346
Fidelity VIP Growth (Pinnacle IV)	35,613	80,967	289,933
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	10,419	14,157	10,282
Fidelity VIP Growth (Pinnacle Plus)	12,280	107,137	278,576
Fidelity VIP Growth (Pinnacle V)	135,397	162,174	340,836
Fidelity VIP High Income (AdvantEdge)	1,131,154	1,131,961	47,722
Fidelity VIP High Income (AnnuiChoice II)	21,637	12,683	137,705
Fidelity VIP High Income (AnnuiChoice)	14,396	18,926	225,261
Fidelity VIP High Income (GrandMaster flex3)	2,446,631	2,516,127	49,328
Fidelity VIP High Income (IQ3)	11,707,153	11,789,643	256,067
Fidelity VIP High Income (Pinnacle)	4,907	20,162	28,561
Fidelity VIP High Income (Pinnacle IV)	224,846	252,809	226,170
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	43,489	3,712	40,697
Fidelity VIP High Income (Pinnacle Plus)	10,447	55,950	134,206

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle V)	$324,748	$379,717	$369,004
Fidelity VIP II Index 500 (Pinnacle)	47,619	168,993	528,302
Fidelity VIP II Index 500 (Pinnacle IV)	376,599	610,455	2,299,844
Fidelity VIP II Index 500 (Pinnacle V)	2,378,613	1,613,886	6,092,849
Fidelity VIP Index 500 (AdvantEdge)	105,230	236,774	813,271
Fidelity VIP Index 500 (AnnuiChoice II)	1,377,601	159,954	2,208,811
Fidelity VIP Index 500 (AnnuiChoice)	99,766	17,787	355,023
Fidelity VIP Index 500 (Grandmaster flex3)	18,521	55,822	257,903
Fidelity VIP Index 500 (Grandmaster)	241,577	280,428	2,202,104
Fidelity VIP Index 500 (IQ3)	51,566	288,248	460,404
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	153,134	97,397	569,977
Fidelity VIP Index 500 (Pinnacle Plus)	69,115	378,348	700,564
Fidelity VIP Investment Grade Bond (AdvantEdge)	76,921	118,377	779,247
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	460,165	72,251	1,094,122
Fidelity VIP Investment Grade Bond (AnnuiChoice)	4,388	55,640	162,165
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	2,668	23,861	64,757
Fidelity VIP Investment Grade Bond (GrandMaster)	79,095	33,557	449,959
Fidelity VIP Investment Grade Bond (IQ3)	10,967	143,618	293,153
Fidelity VIP Investment Grade Bond (Pinnacle)	54,020	97,216	142,326
Fidelity VIP Investment Grade Bond (Pinnacle IV)	39,764	411,872	635,198
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	447	12,628	17,566
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	20,517	18,990	82,397
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	4,711,038	179,828	4,608,021
Fidelity VIP Investment Grade Bond (Pinnacle V)	2,518,752	615,762	8,504,474
Fidelity VIP Mid Cap (AdvantEdge)	137,623	135,835	662,917
Fidelity VIP Mid Cap (AnnuiChoice II)	290,808	24,702	779,894
Fidelity VIP Mid Cap (AnnuiChoice)	36,708	11,677	277,413
Fidelity VIP Mid Cap (GrandMaster flex3)	37,677	28,575	251,321
Fidelity VIP Mid Cap (Grandmaster)	92,557	22,854	439,536
Fidelity VIP Mid Cap (IQ Annuity)	162,103	119,701	874,971
Fidelity VIP Mid Cap (Pinnacle)	64,225	81,094	376,219
Fidelity VIP Mid Cap (Pinnacle IV)	169,913	311,943	1,013,852
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	218	1,830	—
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	191,555	95,791	620,684
Fidelity VIP Mid Cap (Pinnacle Plus)	119,053	250,755	464,364
Fidelity VIP Mid Cap (Pinnacle V)	488,418	481,378	1,868,000
Fidelity VIP Overseas (AdvantEdge)	12,597	58,322	295,598
Fidelity VIP Overseas (AnnuiChoice II)	80,899	11,351	242,528
Fidelity VIP Overseas (AnnuiChoice)	3,531	38,788	138,403
Fidelity VIP Overseas (GrandMaster flex3)	17,513	10,513	99,932
Fidelity VIP Overseas (GrandMaster)	20,422	72,552	173,499
Fidelity VIP Overseas (IQ3)	15,884	24,189	273,889
Fidelity VIP Overseas (Pinnacle)	23,919	45,376	364,074
Fidelity VIP Overseas (Pinnacle IV)	77,997	120,370	461,760
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	70,727	33,033	76,042
Fidelity VIP Overseas (Pinnacle Plus)	116,848	193,039	176,082
Fidelity VIP Overseas (Pinnacle V)	114,526	248,667	839,608

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility (AdvantEdge)	$345	$22,617	$—
Fidelity VIP Target Volatility (AnnuiChoice II)	8,407	72	8,331
Fidelity VIP Target Volatility (Pinnacle V)	197,476	14,332	242,112
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	366	17,772	27,810
Columbia VIT Mid Cap Value (AnnuiChoice II)	320,645	3,126	336,391
Columbia VIT Mid Cap Value (Annuichoice)	1,674	47	4,665
Columbia VIT Mid Cap Value (Grandmaster flex3)	—	41,661	148,640
Columbia VIT Mid Cap Value (Grandmaster)	—	41,814	863
Columbia VIT Mid Cap Value (Pinnacle)	254	16,578	33,298
Columbia VIT Mid Cap Value (Pinnacle IV)	—	6,300	40,692
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	34,939	28,162	29,966
Columbia VIT Mid Cap Value (Pinnacle Plus)	—	56,968	157,935
Columbia VIT Mid Cap Value (Pinnacle V)	89,950	71,546	218,204
Franklin Growth and Income VIP Fund (Pinnacle)	134,372	464,268	1,656,559
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	453	1,726	6,184
Franklin Income VIP Fund (Pinnacle)	255,122	715,698	4,006,932
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	12,523	2,926	260,338
JP Morgan IT Mid Cap Value (AnnuiChoice)	174	26	1,449
JP Morgan IT Mid Cap Value (GrandMaster flex3)	8,316	20,087	51,279
JP Morgan IT Mid Cap Value (Grandmaster)	6,839	4,522	39,918
JP Morgan IT Mid Cap Value (IQ3)	5,164	1,044	30,591
JP Morgan IT Mid Cap Value (Pinnacle)	8,066	1,820	49,637
JP Morgan IT Mid Cap Value (Pinnacle IV)	66,345	104,314	325,778
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	85,467	22,084	240,310
JP Morgan IT Mid Cap Value (Pinnacle Plus)	6,232	81,016	4,751
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	515	343	9,501
Morgan Stanley UIF Emerging Markets Debt (IQ3)	73	24	1,310
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	11,997	83,020	155,963
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,550	10,745	61,399
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	753	163	16,041
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	64	64	2,873
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	17	29,431	1,082
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,603	6,937	70,998
Morgan Stanley UIF U.S. Real Estate (IQ3)	990	1,127	45,143
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	64,974	388,882	439,992
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	25,312	648,839	464,990
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	64,021	308	63,720
American Funds Managed Risk Asset Allocation (AnnuiChoice)	3	3	95
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	41,802	9,666	101,211
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	5,153	948	5,831
American Funds Managed Risk Asset Allocation (Pinnacle)	23	9,643	631
American Funds Managed Risk Asset Allocation (Pinnacle IV)	631	6,634	13,438
American Funds Managed Risk Asset Allocation (Pinnacle V)	670,032	36,642	1,392,896
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	16,360	59,550	184,673
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	50,491	15,603	125,470

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	$1,100	$242	$16,472
Columbia VIT Small Cap Value Class 2 (Grandmaster)	10,017	935	48,306
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	6,716	9,809	88,343
Columbia VIT Small Cap Value Class 2 (Pinnacle)	6,584	377	12,886
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	2,893	3,038	43,292
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	230,228	33,639	603,837
Franklin Growth and Income VIP Fund (AdvantEdge)	9,251	17,512	100,692
Franklin Growth and Income VIP Fund (AnnuiChoice II)	156,368	44,134	334,781
Franklin Growth and Income VIP Fund (AnnuiChoice)	15,464	28,072	137,532
Franklin Growth and Income VIP Fund (GrandMaster flex3)	25,786	48,581	220,309
Franklin Growth and Income VIP Fund (Grandmaster)	47,312	40,730	644,320
Franklin Growth and Income VIP Fund (IQ Annuity)	59,281	156,848	537,368
Franklin Growth and Income VIP Fund (Pinnacle)	50,365	95,056	585,046
Franklin Growth and Income VIP Fund (Pinnacle IV)	134,752	315,605	1,227,691
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	2	881	17
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	152,456	22,838	306,525
Franklin Growth and Income VIP Fund (Pinnacle Plus)	24,429	221,195	166,235
Franklin Growth and Income VIP Fund (Pinnacle V)	86,905	140,103	818,698
Franklin Income VIP Fund (AdvantEdge)	19,163	123,307	257,495
Franklin Income VIP Fund (AnnuiChoice II)	307,138	133,053	821,669
Franklin Income VIP Fund (AnnuiChoice)	7,796	21,577	143,092
Franklin Income VIP Fund (GrandMaster flex3)	58,272	177,772	989,050
Franklin Income VIP Fund (Grandmaster)	56,339	227,257	783,208
Franklin Income VIP Fund (IQ Annuity)	113,460	174,846	967,733
Franklin Income VIP Fund (Pinnacle IV)	166,172	492,914	2,000,738
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	216,475	81,637	436,938
Franklin Income VIP Fund (Pinnacle Plus)	20,423	384,578	240,581
Franklin Income VIP Fund (Pinnacle V)	2,586,656	1,317,604	8,374,091
Franklin Large Cap Growth VIP Fund (AdvantEdge)	82,797	71,399	171,259
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	85,976	11,745	243,054
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	21,213	34,581	49,542
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	55,595	18,464	44,165
Franklin Large Cap Growth VIP Fund (Grandmaster)	22,146	9,274	43,919
Franklin Large Cap Growth VIP Fund (IQ Annuity)	85,576	129,391	208,343
Franklin Large Cap Growth VIP Fund (Pinnacle)	37,073	25,857	131,712
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	191,364	70,892	599,217
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	—	6,301	—
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	29,312	5,622	90,638
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	46,098	30,193	136,056
Franklin Large Cap Growth VIP Fund (Pinnacle V)	346,046	118,517	953,292
Franklin Mutual Shares VIP Fund (AdvantEdge)	204,429	257,319	1,346,419
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	327,128	107,964	834,851
Franklin Mutual Shares VIP Fund (AnnuiChoice)	24,066	28,474	181,237
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	70,738	78,447	510,729
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	1,164	70	10,333
Franklin Mutual Shares VIP Fund (IQ Annuity)	55,995	29,394	254,795
Franklin Mutual Shares VIP Fund (Pinnacle)	54,951	55,454	417,173

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (Pinnacle IV)	$137,776	$142,575	$902,025
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	—	879	—
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	180,073	16,823	248,069
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	39,183	264,110	176,747
Franklin Mutual Shares VIP Fund (Pinnacle V)	1,323,316	593,890	3,962,332
Franklin Mutual Shares VIP Fund(Grandmaster)	50,744	141,646	289,156
Franklin Small Cap Value VIP Fund (AdvantEdge)	35,880	11,082	98,951
Franklin Small Cap Value VIP Fund (Annuichoice II)	49,585	25,744	58,665
Franklin Small Cap Value VIP Fund (Annuichoice)	3,560	23,776	—
Franklin Small Cap Value VIP Fund (Grandmaster)	24,074	52,361	116,932
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	8,053	1,994	21,595
Franklin Small Cap Value VIP Fund (IQ Annuity)	33,811	116,292	92,391
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	5,059	116	13,493
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	48,680	55,476	51,876
Franklin Small Cap Value VIP Fund (Pinnacle)	25,986	32,786	138,564
Franklin Small Cap Value VIP Fund (Pinnacle IV)	23,172	12,672	132,005
Franklin Small Cap Value VIP Fund (Pinnacle V)	90,308	108,092	343,242
Invesco VI American Franchise (AdvantEdge)	322	1,374	8,303
Invesco VI American Franchise (AnnuiChoice II)	18,085	881	29,965
Invesco VI American Franchise (GrandMaster flex3)	72	207	11,294
Invesco VI American Franchise (Grandmaster)	33	76	3,795
Invesco VI American Franchise (IQ Annuity)	535	438	110
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	—	2,406	—
Invesco VI American Franchise (Pinnacle Plus)	170	81,202	29,836
Invesco VI American Franchise (Pinnacle)	96	4,339	13,994
Invesco VI American Franchise (Pinnacle IV)	2,455	18,352	74,279
Invesco VI American Franchise (Pinnacle V)	1,544	64,369	43,179
Invesco VI American Value (AdvantEdge)	85,483	115,743	365,762
Invesco VI American Value (AnnuiChoice II)	297,956	49,217	455,816
Invesco VI American Value (AnnuiChoice)	338	136	2,562
Invesco VI American Value (Grandmaster flex3)	30,956	34	30,920
Invesco VI American Value (Grandmaster)	9,938	32,532	—
Invesco VI American Value (IQ Annuity)	1,714	95,717	15,058
Invesco VI American Value (Pinnacle Plus Reduced M&E)	2,969	8,120	26,609
Invesco VI American Value (Pinnacle Plus)	16,959	114,550	157,896
Invesco VI American Value II (Pinnacle V)	377,430	60,285	752,936
Invesco VI American Value II (Pinnacle)	54,004	39,596	32,582
Invesco VI American Value II (Pinnacle IV)	8,530	26,860	43,358
Invesco VI Comstock (AdvantEdge)	15,441	23,450	174,749
Invesco VI Comstock (AnnuiChoice II)	241,681	52,965	479,859
Invesco VI Comstock (AnnuiChoice)	1,053	1,578	40,669
Invesco VI Comstock (GrandMaster flex3)	2,430	4,546	64,789
Invesco VI Comstock (Grandmaster)	3,222	152,149	46,669
Invesco VI Comstock (IQ Annuity)	501	392	13,150
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	19,118	16,909	75,378
Invesco VI Comstock (Pinnacle Plus)	1,412	20,719	44,294
Invesco VI Comstock (Pinnacle)	5,532	7,541	79,296

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle IV)	$7,406	$57,517	$143,370
Invesco VI Comstock (Pinnacle II Reduced M&E)	—	2,308	—
Invesco VI Comstock (Pinnacle V)	519,954	75,159	1,341,661
Invesco VI International Growth Class II (Advantedge)	2,623	8,208	92,161
Invesco VI International Growth Class II (IQ Advisor Enhanced)	71,084	30,620	206,572
Invesco VI International Growth Class II (Pinnacle Plus)	46,803	16,729	110,426
Invesco VI International Growth Class II (Pinnacle)	3,927	16,716	67,114
Invesco VI International Growth Class II (Pinnacle V)	274,028	75,703	668,620
Invesco VI International Growth II (Grandmaster)	32,579	294	32,258
Templeton Foreign VIP Fund (IQ Annuity)	41,692	30,318	279,563
Templeton Foreign VIP (Pinnacle)	29,734	71,096	230,013
Templeton Foreign VIP (Pinnacle IV)	78,370	203,320	890,384
Templeton Foreign VIP (Pinnacle II Reduced M&E)	—	1,953	—
Templeton Foreign VIP (Pinnacle V)	480,856	176,234	1,842,794
Templeton Foreign VIP Fund (AnnuiChoice II)	122,358	27,629	368,127
Templeton Foreign VIP Fund (AnnuiChoice)	4,337	5,270	56,551
Templeton Foreign VIP Fund (AdvantEdge)	56,320	67,589	445,439
Templeton Foreign VIP Fund (GrandMaster flex3)	37,930	34,412	335,770
Templeton Foreign VIP Fund (Grandmaster)	11,741	24,865	120,916
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	142,437	44,758	174,530
Templeton Foreign VIP Fund (Pinnacle Plus)	18,989	261,975	203,945
Templeton Global Bond VIP Fund (Pinnacle)	23,627	9,347	79,028
Templeton Global Bond VIP Fund (Grandmaster)	39,173	4,424	40,393
Templeton Global Bond VIP Fund (GrandMaster flex3)	115,713	5,593	157,650
Templeton Global Bond VIP Fund (Pinnacle V)	16,917	15,464	52,677
Templeton Global Bond VIP Fund (Pinnacle IV)	72,848	46,504	199,326
Templeton Global Bond VIP Fund (AnnuiChoice II)	47,993	7,624	344,706
Templeton Growth VIP Fund (AdvantEdge)	5,664	8,340	70,573
Templeton Growth VIP Fund (AnnuiChoice II)	66,526	28,232	128,783
Templeton Growth VIP Fund (AnnuiChoice)	741	301	26,412
Templeton Growth VIP Fund (GrandMaster flex3)	10,886	59,371	229,096
Templeton Growth VIP Fund (Grandmaster)	2,270	17,529	76,012
Templeton Growth VIP Fund (IQ Advisor Standard)	283	66	10,327
Templeton Growth VIP Fund (IQ Annuity)	11,175	35,751	155,137
Templeton Growth VIP Fund (Pinnacle)	3,844	8,713	122,574
Templeton Growth VIP Fund (Pinnacle IV)	25,351	119,670	432,524
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	291	130	8,945
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	50,083	9,105	94,719
Templeton Growth VIP Fund (Pinnacle Plus)	3,954	149,837	93,894
Templeton Growth VIP Fund (Pinnacle V)	41,438	264,855	463,278
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	37,204	9,936	199,936
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	38,169	31,531	81,116
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	5,049	1,060	100,861
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	7,031	2,386	138,893
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	61	17	1,252
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	13,793	11,683	169,096
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	2,825	10,855	55,065

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	$50,203	$5,096	$92,455
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	6,120	51,159	84,927
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	57,477	146,447	321,062
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	65,313	66,538	382,566
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	21,968	3,467	83,960
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	707	30,498	57,930
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	12,108	20,473	139,861
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	6,523	255,264	86,062
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	11,837	18,313	267,190
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	11,291	28,610	120,385
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	45,681	245,668	338,611
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	46,874	8,935	76,918
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	11,687	196,430	268,178
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	108,785	257,157	737,123
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	89,106	14,646	154,973
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	22,953	335,232	300,838
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	21,170	42,005	241,318
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	139,149	12,768	263,892
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	49	1,887	2,077
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	7,505	7,227	51,809
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	13,016	19,273	67,418
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	11,426	84,374	136,638
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	52,874	252,239	383,108
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	201,664	293,835	848,667
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	23,725	60,420	283,837
BlackRock Capital Appreciation VI (AnnuiChoice II)	99,413	7,280	210,020
BlackRock Capital Appreciation VI (Annuichoice)	26	8	350
BlackRock Capital Appreciation VI (Grandmaster flex3)	768	160	9,573
BlackRock Capital Appreciation VI Class III (Grandmaster)	119,535	4,293	120,251
BlackRock Capital Appreciation VI Class III (Pinnacle)	44,250	4,220	49,560
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	10,163	21,189	49,732
BlackRock Capital Appreciation VI Class III (Pinnacle V)	192,004	100,913	956,161
BlackRock Global Allocation VI (Advantedge)	33,418	100,364	478,563
BlackRock Global Allocation VI (AnnuiChoice II)	70,112	10,983	175,317
BlackRock Global Allocation VI (Annuichoice)	2,692	2,873	42,182
BlackRock Global Allocation VI (Grandmaster flex3)	43,968	52,040	204,490
BlackRock Global Allocation VI (Grandmaster)	1,062	4,136	7,902
BlackRock Global Allocation VI Class III (Pinnacle)	12,562	11,176	23,826
BlackRock Global Allocation VI Class III (Pinnacle IV)	16,913	10,770	48,847
BlackRock Global Allocation VI Class III (Pinnacle V)	140,893	66,668	276,342
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	8,609	71	8,530
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	88,511	60,662	134,779
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)*	35,202	85	35,115
American Funds Capital Income Builder (Pinnacle V)*	153,993	48,571	103,852
American Funds Capital Income Builder (AnnuiChoice II)*	146,509	2,387	144,034

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 4 (continued):
American Funds Global Growth (AdvantEdge)	$15,275	$1,886	$22,237
American Funds Global Growth (AnnuiChoice)	30,726	782	29,958
American Funds Global Growth (AnnuiChoice II)	527,956	6,346	541,562
American Funds Global Growth (GrandMaster)	413,382	16,143	397,484
American Funds Global Growth (GrandMaster flex3)	35,319	485	34,821
American Funds Global Growth (Pinnacle)	45	50	402
American Funds Global Growth (Pinnacle IV)	290,704	3,703	286,930
American Funds Global Growth (Pinnacle V)	238,073	8,623	262,379
American Funds Growth (AnnuiChoice II)	93,858	2,280	151,784
American Funds Growth (Pinnacle)	—	2,527	—
American Funds Growth (Pinnacle IV)	6,544	34	6,508
American Funds Growth (Pinnacle V)	29,440	182	29,230
American Funds Growth-Income (AdvantEdge)	29,957	2,005	27,777
American Funds Growth-Income (AnnuiChoice II)	419,282	545,356	305,194
American Funds Growth-Income (GrandMaster)	120,767	14,420	126,533
American Funds Growth-Income (Pinnacle)	5,716	175	16,531
American Funds Growth-Income (Pinnacle IV)	50,808	8,907	70,675
American Funds Growth-Income (Pinnacle V)	759,819	65,563	815,570
American Funds New World (AdvantEdge)	14,388	1,229	13,114
American Funds New World (AnnuiChoice)	21,808	552	21,261
American Funds New World (AnnuiChoice II)	131,831	2,182	136,514
American Funds New World (GrandMaster)	224,258	3,718	220,499
American Funds New World (GrandMaster flex3)	10,033	152	9,869
American Funds New World (Pinnacle)	22,272	5,024	38,224
American Funds New World (Pinnacle IV)	210,612	9,124	233,580
American Funds New World (Pinnacle V)	150,656	37,718	178,793
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	73,683	85,671	514,151
Deutsche Small Cap Index VIP (Pinnacle IV)	898	9,228	671
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	263	42	2,646
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)	3,608	16,398	20,483
Deutsche Small Cap Index (AnnuiChoice II)	296,899	6,926	372,692
Deutsche Small Cap Index (AnnuiChoice)	2,004	667	18,744
Deutsche Small Cap Index (GrandMaster flex3)	6,555	13,339	41,423
Deutsche Small Cap Index (Grandmaster)	9,125	7,654	25,154
Deutsche Small Cap Index (IQ3)	14,169	28,519	60,987
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	33,311	9,384	183,258
Deutsche Small Cap Index (Pinnacle Plus)	6,432	13,723	65,192
Deutsche Small Cap Index VIP (Pinnacle IV)	39,325	74,419	160,223
Deutsche Small Cap Index VIP (Pinnacle V)	82,370	79,834	178,514
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	32,986	77,363	165,180
Pimco VIT All Asset (IQ Annuity)	5,958	15,507	133,750
Pimco VIT All Asset (Pinnacle)	1,820	6,265	46,809
Pimco VIT All Asset (AnnuiChoice II)	21,093	123,685	119,657
Pimco VIT All Asset (AnnuiChoice)	519	3,668	16,248

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3)	$473	$83,998	$1,316
Pimco VIT All Asset (Grandmaster)	11,146	40,423	371,793
Pimco VIT All Asset (Pinnacle IV)	18,764	510,403	490,582
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	24,208	11,107	29,950
Pimco VIT All Asset (Pinnacle Plus)	2,754	90,052	93,522
Pimco VIT All Asset (Pinnacle V)	73,567	35,364	414,567
Pimco VIT Commodity Real Return (Pinnacle)	24,383	19,412	158,506
Pimco VIT Commodity Real Return (Pinnacle IV)	21,428	21,412	114,764
Pimco VIT Commodity Real Return (Pinnacle V)	296,525	107,291	1,361,720
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	119,142	39,729	671,783
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	48,529	62,350	121,591
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	332	1,958	2,917
Pimco VIT Commodity Real Return Strategy (Grandmaster)	4,325	29,505	120,752
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	48,228	5,781	246,988
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	642	4,738	15,052
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	1,571	7,430	23,347
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	5,409	8,634	133,736
Pimco VIT Long Term Government (AnnuiChoice II)	94,845	1,209	98,122
Pimco VIT Long Term Government (Pinnacle)	305,056	295,050	—
Pimco VIT Low Duration (AnnuiChoice II)	68,519	18,652	173,454
Pimco VIT Low Duration (AnnuiChoice)	99	888	2,874
Pimco VIT Low Duration (GrandMaster flex3)	3,106	8,340	94,763
Pimco VIT Low Duration (Grandmaster)	31,474	3,325	232,482
Pimco VIT Low Duration (IQ Annuity)	21,514	37,236	617,639
Pimco VIT Low Duration (Pinnacle)	2,160	1,922	25,962
Pimco VIT Low Duration (Pinnacle IV)	13,897	3,490	55,833
Pimco VIT Low Duration (AdvantEdge)	11,181	74,345	77,991
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	12,179	1,289	12,939
Pimco VIT Low Duration (Pinnacle Plus)	2,039	111,053	21,917
Pimco VIT Low Duration (Pinnacle V)	157,976	203,760	863,849
Pimco VIT Real Return (Pinnacle IV)	5,026	23,549	85,872
Pimco VIT Real Return (AdvantEdge)	2,627	82,395	36,712
Pimco VIT Real Return (AnnuiChoice II)	53,598	22,279	201,399
Pimco VIT Real Return (AnnuiChoice)	3,907	979	109,144
Pimco VIT Real Return (GrandMaster flex3)	11,367	827	56,395
Pimco VIT Real Return (Grandmaster)	1,205	2,446	33,463
Pimco VIT Real Return (IQ Annuity)	15,772	10,282	262,207
Pimco VIT Real Return (Pinnacle)	3,615	2,262	100,854
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	613	638	13,989
Pimco VIT Real Return (Pinnacle Plus)	3,515	119,113	86,809
Pimco VIT Real Return (Pinnacle V)	65,491	152,822	871,459
Pimco VIT Total Return (Pinnacle V)	3,374,328	1,129,408	12,829,002
Pimco VIT Total Return (AdvantEdge)	472,719	1,015,593	4,459,299
Pimco VIT Total Return (AnnuiChoice II)	660,642	192,404	2,277,901
Pimco VIT Total Return (AnnuiChoice)	17,064	14,987	289,852
Pimco VIT Total Return (GrandMaster flex3)	31,749	24,762	451,487
Pimco VIT Total Return (Grandmaster)	78,297	174,155	709,564

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Total Return (IQ Annuity)	$61,446	$89,022	$903,862
Pimco VIT Total Return (Pinnacle)	77,564	63,459	639,218
Pimco VIT Total Return (Pinnacle IV)	57,514	81,846	521,302
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	19,372	1,034	38,285
Pimco VIT Total Return (Pinnacle Plus)	66,501	201,234	626,522
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	608,114	625,525	21,028
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	854	2,653	14,028
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	39,343	49,616	231,205
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	33,274	15,579	115,883
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	5,444	9,023	33,009
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	862	3,365	9,618
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	215	3,776	—
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	244	5,616	2,484
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	63	20	1,047
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	831	6,286	5,405
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	1,191	1,393	22,470
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	4,172	27,429	111,728
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	3,212	61,706	39,559
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	864	3,660	100,479
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	143	4,046	16,723
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	342	7,585	45,002
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	660	6,008	62,210
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	474	96,088	64,521
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	123	5,667	14,530
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	4,626	6,138	25,046
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	220	27,123	20,764
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	1,422	49,650	91,667
Guggenheim VT Long Short Equity (AdvantEdge)	—	3,239	14,960
Guggenheim VT Long Short Equity (AnnuiChoice II)	360	18,375	56,097
Guggenheim VT Long Short Equity (AnnuiChoice)	28	2,056	1,894
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	5,586	—
Guggenheim VT Long Short Equity (Grandmaster)	—	5,020	1,923
Guggenheim VT Long Short Equity (IQ Annuity)	—	9,441	985
Guggenheim VT Long Short Equity (Pinnacle)	—	12,752	12,905
Guggenheim VT Long Short Equity (Pinnacle IV)	—	6,942	18,979
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	170	5,971	6,621
Guggenheim VT Long Short Equity (Pinnacle Plus)	22,470	52,834	3,444
Guggenheim VT Long Short Equity (Pinnacle V)	16,015	25,295	61,032
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	397	996	16,755
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	1,640	2,374	38,428
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	15,835	189	15,650
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	93,895	37,820	563,841
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	613	1,593	11,208
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	663	723	27,360
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	89,519	31,972	506,634

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares TIPS Bond ETF (Varoom GLWB 2)	$1,395	$1,625	$19,922
iShares TIPS Bond ETF (Varoom GLWB 3)	41	223	12,355
iShares TIPS Bond ETF (Varoom GLWB 5)	12,843	7,186	113,131
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	338	418	6,863
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	4,165	1,641	44,324
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	5,798	10,006	115,973
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	41,529	9,568	173,712
iShares S&P 500 Growth ETF (Varoom)	772	3,013	35,057
iShares S&P 500 Growth ETF (Varoom GLWB 1)	3,826	11,380	92,411
iShares S&P 500 Growth ETF (Varoom GLWB 2)	320	1,148	5,927
iShares S&P 500 Growth ETF (Varoom GLWB 3)	39,344	8,969	83,818
iShares S&P 500 Growth ETF (Varoom GLWB 4)	420,216	108,586	1,370,346
iShares S&P 500 Growth ETF (Varoom GLWB 5)	18,991	2,132	33,946
iShares Core S&P 500 Index ETF (Varoom)	3,050	8,893	85,425
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	44,724	80,015	658,516
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	1,161	4,081	19,431
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	242,658	215,515	454,743
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	2,757,494	1,543,679	16,124,561
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	225,576	75,010	982,979
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	3,778	3,668	33,647
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	653	623	6,662
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	20,477	3,874	97,844
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	26,217	25,569	263,238
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	11,130	5,696	82,641
iShares Core S&P MidCap Index ETF (Varoom)	1,459	3,334	40,343
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	16,131	23,791	199,743
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	2,683	8,224	61,914
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	71,692	56,413	145,915
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	849,826	422,492	4,583,077
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	71,843	23,413	325,432
iShares Core S&P Small Cap Index ETF (Varoom)	800	2,005	25,296
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	6,401	12,731	97,605
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	1,543	3,983	33,018
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	54,134	28,391	90,858
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	397,606	222,949	2,277,500
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	56,809	22,374	282,888
iShares International Treasury Bond (Varoom)	1,153	1,040	19,999
iShares International Treasury Bond (Varoom GLWB 1)	20,095	11,036	165,787
iShares International Treasury Bond (Varoom GLWB 2)	74	1,138	493
iShares International Treasury Bond (Varoom GLWB 3)	24,612	26,098	28,440
iShares International Treasury Bond (Varoom GLWB 4)	630,491	207,359	2,821,883
iShares International Treasury Bond (Varoom GLWB 5)	308	208	2,950
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	183	549	5,704
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	10,377	17,109	211,896
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	22,192	13,547	201,329
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	147,444	50,243	842,352
Vanguard Emerging Markets Index Fund ETF (Varoom)	581	376	25,416

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	$17,787	$8,695	$84,309
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	5,222	7,672	79,914
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	71,210	16,869	239,415
Vanguard Developed Markets Index FundETF (Varoom)	1,656	1,542	25,855
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	15,487	13,845	134,391
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	347	878	3,292
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	29,203	26,571	38,029
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	534,813	219,175	2,680,775
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	52,341	11,035	150,781
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	587	1,080	17,808
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,450	1,079	29,728
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,201	1,798	37,254
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	2,062	631	10,788
Vanguard Large-Cap Index ETF (Varoom)	171	611	5,652
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	4,002	12,193	89,643
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	15,446	1,262	45,799
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	84,416	27,058	362,453
Vanguard Mega Cap Index ETF (Varoom)	598	1,725	17,158
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	482	987	8,493
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	4,483	7,138	72,679
Vanguard REIT Index ETF (Varoom GLWB 2)	5,557	6,897	39,119
Vanguard REIT Index ETF (Varoom GLWB 3)	11,375	634	36,451
Vanguard REIT Index ETF (Varoom GLWB 5)	55,070	29,614	208,449
Vanguard Total Bond Market Index ETF (Varoom)	3,696	6,296	68,755
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	73,097	79,991	1,067,561
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	24,967	31,229	410,291
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	203,262	194,934	355,595
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	3,308,170	1,445,805	18,348,431
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	291,125	103,347	1,319,813
Vanguard VI Money Market (Varoom GLWB 3)	36	463	23,816
Vanguard VI Money Market (Varoom GLWB 5)	185	376	4,936
Vanguard Short Term Bond ETF (Varoom GLWB 3)	903	7,628	63,328
Vanguard Short Term Bond ETF (Varoom GLWB 5)	3,953	1,690	28,683

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units.  Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

		Mortality and	Annual Administration
	Contracts	Expense %	Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost.  In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2015.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)
	2015	26	$13.56	$347	1.57%	1.60%	(1.70)%
	2014	29	13.79	404	0.00%	1.60%	5.77%
	2013	39	13.04	512	2.89%	1.60%	20.95%
	2012	27	10.78	287	1.97%	1.60%	10.78%
	2011	25	9.73	245	1.55%	1.60%	(1.64)%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2015	24	16.66	392	1.66%	1.00%	(1.10)%
	2014	24	16.84	407	0.00%	1.00%	6.42%
	2013	41	15.83	649	2.56%	1.00%	21.69%
	2012	17	13.01	217	1.34%	1.00%	11.46%
	2011	32	11.67	375	1.45%	1.00%	(1.05)%
Touchstone Aggressive ETF (AnnuiChoice II)
	2015	28	19.83	560	1.60%	1.15%	(1.25)%
	2014	30	20.08	601	0.00%	1.15%	6.26%
	2013	40	18.90	759	3.02%	1.15%	21.50%
	2012	27	15.55	422	1.42%	1.15%	11.29%
	2011	47	13.98	662	1.45%	1.15%	(1.20)%
Touchstone Aggressive ETF (GrandMaster flex3)
	2015	71	15.66	1,105	1.51%	1.55%	(1.65)%
	2014	86	15.92	1,362	0.00%	1.55%	5.83%
	2013	95	15.04	1,423	2.45%	1.55%	21.01%
	2012	35	12.43	437	1.76%	1.55%	10.84%
	2011	42	11.22	466	1.37%	1.55%	(1.60)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (Grandmaster)
	2015	18	$16.02	$285	1.66%	1.35%	(1.45)%
	2014	18	16.25	296	0.00%	1.35%	6.04%
	2013	19	15.33	292	1.06%	1.35%	21.26%
	2012	16	12.64	203	1.36%	1.35%	11.06%
	2011	30	11.38	342	2.75%	1.35%	(1.40)%
Touchstone Aggressive ETF (IQ Annuity)
	2015	53	15.84	836	1.49%	1.45%	(1.55)%
	2014	61	16.09	981	0.00%	1.45%	5.93%
	2013	66	15.18	1,007	2.61%	1.45%	21.14%
	2012	37	12.53	465	1.82%	1.45%	10.95%
	2011	41	11.30	463	1.31%	1.45%	(1.50)%
Touchstone Aggressive ETF (Pinnacle)
	2015	43	16.02	681	1.55%	1.35%	(1.45)%
	2014	49	16.25	791	0.00%	1.35%	6.04%
	2013	55	15.33	843	1.99%	1.35%	21.26%
	2012	8	12.64	106	1.38%	1.35%	11.06%
	2011	15	11.38	173	1.98%	1.35%	(1.40)%
Touchstone Aggressive ETF (Pinnacle IV)
	2015	59	15.84	930	1.53%	1.45%	(1.55)%
	2014	78	16.09	1,259	0.00%	1.45%	5.93%
	2013	128	15.18	1,946	2.66%	1.45%	21.14%
	2012	93	12.54	1,166	1.67%	1.45%	10.95%
	2011	123	11.30	1,387	1.38%	1.45%	(1.50)%
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)
	2015	6	14.61	87	2.37%	1.15%	(1.25)%
	2014	2	14.79	37	0.00%	1.15%	6.26%
	2013	1	13.92	9	1.77%	1.15%	21.50%
Touchstone Aggressive ETF (Pinnacle Plus)
	2015	17	15.45	258	1.39%	1.67%	(1.77)%
	2014	22	15.73	353	0.00%	1.67%	5.70%
	2013	23	14.88	344	2.56%	1.67%	20.87%
	2012	14	12.31	168	1.95%	1.67%	10.70%
	2011	13	11.12	146	1.67%	1.67%	(1.71)%
Touchstone Aggressive ETF (Pinnacle V)
	2015	45	19.30	860	1.66%	1.55%	(1.65)%
	2014	44	19.62	869	0.00%	1.55%	5.83%
	2013	57	18.54	1,065	2.90%	1.55%	21.01%
	2012	33	15.32	505	1.71%	1.55%	10.84%
	2011	41	13.83	572	1.40%	1.55%	(1.60)%
Touchstone Conservative ETF (AdvantEdge)
	2015	9	12.45	117	1.00%	1.60%	(1.83)%
	2014	18	12.68	223	1.02%	1.60%	3.54%
	2013	29	12.25	355	6.82%	1.60%	6.76%
	2012	8	11.47	97	3.42%	1.60%	5.02%
	2011	8	10.92	91	2.86%	1.60%	1.79%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (AnnuiChoice II)
	2015	24	$14.41	$347	1.46%	1.15%	(1.39)%
	2014	27	14.61	390	1.15%	1.15%	4.02%
	2013	29	14.05	409	4.44%	1.15%	7.25%
	2012	30	13.10	393	2.76%	1.15%	5.50%
	2011	44	12.42	547	1.89%	1.15%	2.25%
Touchstone Conservative ETF (AnnuiChoice)
	2015	1	14.89	11	1.49%	1.00%	(1.24)%
	2014	1	15.07	12	1.22%	1.00%	4.17%
	2013	1	14.47	10	3.67%	1.00%	7.41%
	2012	1	13.47	13	2.21%	1.00%	5.66%
	2011	2	12.75	27	2.68%	1.00%	2.40%
Touchstone Conservative ETF (GrandMaster flex3)
	2015	53	13.99	738	1.58%	1.55%	(1.78)%
	2014	50	14.25	711	1.02%	1.55%	3.60%
	2013	58	13.75	794	4.39%	1.55%	6.82%
	2012	60	12.88	776	3.24%	1.55%	5.08%
	2011	66	12.25	808	1.24%	1.55%	1.84%
Touchstone Conservative ETF (Grandmaster)
	2015	13	14.31	184	1.49%	1.35%	(1.59)%
	2014	13	14.54	196	1.15%	1.35%	3.81%
	2013	14	14.01	197	3.87%	1.35%	7.04%
	2012	19	13.09	244	3.57%	1.35%	5.29%
	2011	17	12.43	210	1.86%	1.35%	2.04%
Touchstone Conservative ETF (IQ Annuity)
	2015	89	14.15	1,266	1.57%	1.45%	(1.68)%
	2014	86	14.39	1,238	1.13%	1.45%	3.70%
	2013	109	13.88	1,516	3.96%	1.45%	6.93%
	2012	144	12.98	1,869	3.28%	1.45%	5.18%
	2011	154	12.34	1,902	1.98%	1.45%	1.94%
Touchstone Conservative ETF (Pinnacle)
	2015	30	14.31	425	1.50%	1.35%	(1.59)%
	2014	30	14.54	439	1.10%	1.35%	3.81%
	2013	33	14.01	466	4.20%	1.35%	7.04%
	2012	38	13.09	497	3.69%	1.35%	5.29%
	2011	32	12.43	400	1.61%	1.35%	2.04%
Touchstone Conservative ETF (Pinnacle IV)
	2015	85	14.15	1,201	1.22%	1.45%	(1.68)%
	2014	128	14.40	1,836	1.01%	1.45%	3.70%
	2013	199	13.88	2,761	4.24%	1.45%	6.93%
	2012	224	12.98	2,911	3.21%	1.45%	5.18%
	2011	260	12.34	3,211	1.77%	1.45%	1.94%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)
	2015	26	11.99	312	2.06%	1.15%	(1.39)%
	2014	6	12.15	77	0.56%	1.15%	4.02%
	2011	*-	10.33	*-	0.00%	1.15%	2.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle Plus)
	2015	54	$13.81	$740	1.45%	1.67%	(1.90)%
	2014	44	14.07	625	0.76%	1.67%	3.47%
	2013	131	13.60	1,780	4.16%	1.67%	6.69%
	2012	152	12.75	1,937	3.36%	1.67%	4.95%
	2011	155	12.15	1,879	2.36%	1.67%	1.71%
Touchstone Conservative ETF Fund (Pinnacle V)
	2015	223	14.03	3,129	1.34%	1.55%	(1.78)%
	2014	278	14.28	3,975	1.18%	1.55%	3.60%
	2013	270	13.79	3,723	4.40%	1.55%	6.82%
	2012	285	12.91	3,681	3.55%	1.55%	5.08%
	2011	255	12.28	3,128	2.00%	1.55%	1.84%
Touchstone Active Bond (AdvantEdge)
	2015	18	12.08	220	2.26%	1.60%	(2.86)%
	2014	17	12.44	216	2.68%	1.60%	2.16%
	2013	16	12.17	198	3.51%	1.60%	(3.75)%
	2012	17	12.65	210	6.43%	1.60%	3.59%
	2011	14	12.21	176	5.53%	1.60%	6.72%
Touchstone Active Bond (AnnuiChoice II)
	2015	7	13.21	92	2.52%	1.15%	(2.41)%
	2014	7	13.54	90	2.82%	1.15%	2.62%
	2013	6	13.19	80	3.55%	1.15%	(3.31)%
	2012	6	13.64	84	4.89%	1.15%	4.07%
	2011	9	13.11	120	4.86%	1.15%	7.20%
Touchstone Active Bond (AnnuiChoice)
	2015	14	15.46	218	2.15%	1.00%	(2.26)%
	2014	15	15.82	234	2.50%	1.00%	2.78%
	2013	16	15.39	240	3.41%	1.00%	(3.16)%
	2012	17	15.89	273	3.76%	1.00%	4.22%
	2011	38	15.25	583	5.61%	1.00%	7.37%
Touchstone Active Bond (GrandMaster flex3)
	2015	12	13.88	173	6.50%	1.55%	(2.81)%
	2014	4	14.29	50	2.09%	1.55%	2.21%
	2013	6	13.98	77	2.08%	1.55%	(3.70)%
	2012	13	14.51	192	4.56%	1.55%	3.64%
	2011	22	14.00	304	6.11%	1.55%	6.77%
Touchstone Active Bond (Grandmaster)
	2015	2	13.51	31	0.59%	1.35%	(2.61)%
	2014	11	13.88	152	2.47%	1.35%	2.42%
	2013	12	13.55	161	2.06%	1.35%	(3.50)%
	2012	29	14.04	406	3.93%	1.35%	3.85%
	2011	60	13.52	815	5.63%	1.35%	6.99%
Touchstone Active Bond (IQ Annuity)
	2015	8	14.47	121	3.66%	1.45%	(2.71)%
	2014	5	14.88	73	2.17%	1.45%	2.31%
	2013	6	14.54	92	2.76%	1.45%	(3.60)%
	2012	10	15.08	150	5.87%	1.45%	3.75%
	2011	10	14.54	152	4.56%	1.45%	6.88%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Active Bond (Pinnacle)
	2015	25	$14.33	$354	5.87%	1.35%	(2.61)%
	2014	8	14.72	124	2.11%	1.35%	2.42%
	2013	11	14.37	159	3.58%	1.35%	(3.50)%
	2012	11	14.89	164	4.04%	1.35%	3.85%
	2011	22	14.34	314	5.83%	1.35%	6.99%
Touchstone Active Bond (Pinnacle IV)
	2015	82	14.14	1,164	3.83%	1.45%	(2.71)%
	2014	46	14.53	663	2.35%	1.45%	2.31%
	2013	67	14.20	952	2.90%	1.45%	(3.60)%
	2012	97	14.73	1,433	5.06%	1.45%	3.75%
	2011	135	14.20	1,917	5.26%	1.45%	6.88%
Touchstone Active Bond (Pinnacle Plus Reduced M&E)
	2015	17	10.63	181	7.82%	1.15%	(2.41)%
	2014	3	10.90	27	1.03%	1.15%	2.62%
	2013	7	10.62	72	6.42%	1.15%	(3.31)%
Touchstone Active Bond (Pinnacle Plus)
	2015	18	12.86	232	5.85%	1.67%	(2.92)%
	2014	7	13.24	96	2.11%	1.67%	2.09%
	2013	12	12.97	154	2.01%	1.67%	(3.81)%
	2012	32	13.49	434	5.24%	1.67%	3.52%
	2011	45	13.03	590	4.82%	1.67%	6.64%
Touchstone Active Bond (PinnacleV)
	2015	113	12.46	1,402	2.64%	1.55%	(2.81)%
	2014	85	12.82	1,089	2.91%	1.55%	2.21%
	2013	67	12.54	842	3.01%	1.55%	(3.70)%
	2012	91	13.02	1,191	6.04%	1.55%	3.64%
	2011	90	12.56	1,137	5.48%	1.55%	6.77%
Touchstone GMAB Aggressive ETF (AnnuiChoice II)
	2015	9	19.04	164	1.54%	1.75%	(1.85)%
	2014	12	19.40	239	0.00%	1.75%	5.61%
	2013	13	18.37	231	2.92%	1.75%	20.77%
	2012	15	15.21	229	1.85%	1.75%	10.61%
	2011	16	13.75	223	1.26%	1.75%	(1.79)%
Touchstone GMAB Aggressive ETF (Pinnacle IV)
	2015	20	18.65	366	1.64%	2.05%	(2.15)%
	2014	20	19.06	386	0.00%	2.05%	5.29%
	2013	23	18.11	424	2.58%	2.05%	20.40%
	2012	35	15.04	529	1.86%	2.05%	10.27%
	2011	37	13.64	506	1.33%	2.05%	(2.09)%
Touchstone GMAB Aggressive ETF (Pinnacle V)
	2015	11	18.53	202	1.28%	2.15%	(2.25)%
	2014	19	18.95	362	0.00%	2.15%	5.18%
	2013	23	18.02	410	2.48%	2.15%	20.28%
	2012	37	14.98	550	1.91%	2.15%	10.16%
	2011	37	13.60	499	1.41%	2.15%	(2.19)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Conservative ETF (Pinnacle IV)
	2015	7	$13.56	$97	1.12%	2.05%	(2.28)%
	2014	10	13.87	142	1.18%	2.05%	3.07%
	2013	10	13.46	138	4.47%	2.05%	6.28%
	2012	10	12.67	130	3.34%	2.05%	4.54%
	2011	11	12.12	134	1.87%	2.05%	1.32%
Touchstone GMAB Conservative ETF (Pinnacle V)
	2015	21	13.46	280	1.25%	2.15%	(2.38)%
	2014	32	13.79	437	1.19%	2.15%	2.97%
	2013	32	13.40	425	4.41%	2.15%	6.17%
	2012	33	12.62	411	3.27%	2.15%	4.43%
	2011	35	12.08	420	1.92%	2.15%	1.22%
Touchstone GMAB Moderate ETF (Pinnacle IV)
	2015	55	16.32	899	1.78%	2.05%	(2.23)%
	2014	79	16.70	1,321	0.98%	2.05%	4.77%
	2013	180	15.94	2,864	1.85%	2.05%	13.94%
	2012	200	13.99	2,792	1.98%	2.05%	7.68%
	2011	212	12.99	2,757	2.04%	2.05%	(0.24)%
Touchstone GMAB Moderate ETF(Pinnacle V)
	2015	55	16.21	899	1.53%	2.15%	(2.33)%
	2014	99	16.60	1,635	1.63%	2.15%	4.66%
	2013	106	15.86	1,689	1.64%	2.15%	13.82%
	2012	149	13.93	2,073	2.02%	2.15%	7.57%
	2011	151	12.95	1,950	2.05%	2.15%	(0.35)%
Touchstone Large Cap Core Equity (AdvantEdge)
	2015	10	14.47	146	1.53%	1.60%	(5.55)%
	2014	11	15.32	168	1.04%	1.60%	13.09%
	2013	11	13.55	148	1.78%	1.60%	29.42%
	2012	7	10.47	78	1.86%	1.60%	10.27%
	2011	6	9.49	56	2.44%	1.60%	1.38%
Touchstone Large Cap Core Equity (AnnuiChoice II)
	2015	14	15.73	223	1.88%	1.15%	(5.12)%
	2014	10	16.57	172	1.18%	1.15%	13.61%
	2013	9	14.59	127	1.81%	1.15%	30.01%
	2012	6	11.22	63	1.82%	1.15%	10.78%
	2011	5	10.13	48	2.43%	1.15%	1.84%
Touchstone Large Cap Core Equity (AnnuiChoice)
	2015	2	18.04	30	1.49%	1.00%	(4.97)%
	2014	2	18.99	36	0.93%	1.00%	13.78%
	2013	2	16.69	40	1.33%	1.00%	30.21%
	2012	3	12.82	41	1.36%	1.00%	10.95%
	2011	5	11.55	55	1.02%	1.00%	1.99%
Touchstone Large Cap Core Equity (GrandMaster flex3)
	2015	2	18.34	37	1.58%	1.55%	(5.50)%
	2014	2	19.41	40	0.67%	1.55%	13.15%
	2013	3	17.16	56	1.29%	1.55%	29.48%
	2012	5	13.25	61	1.56%	1.55%	10.33%
	2011	5	12.01	64	1.04%	1.55%	1.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Grandmaster)
	2015	4	$17.81	$74	1.70%	1.35%	(5.31)%
	2014	4	18.81	72	1.09%	1.35%	13.38%
	2013	3	16.59	43	0.52%	1.35%	29.75%
	2012	14	12.78	183	0.83%	1.35%	10.55%
	2011	45	11.56	524	1.39%	1.35%	1.63%
Touchstone Large Cap Core Equity (IQ Annuity)
	2015	23	17.49	404	1.54%	1.45%	(5.40)%
	2014	24	18.49	443	1.04%	1.45%	13.26%
	2013	24	16.32	394	1.52%	1.45%	29.61%
	2012	24	12.59	308	1.48%	1.45%	10.44%
	2011	31	11.40	358	1.72%	1.45%	1.53%
Touchstone Large Cap Core Equity (Pinnacle)
	2015	71	18.56	1,319	1.51%	1.35%	(5.31)%
	2014	82	19.60	1,601	0.96%	1.35%	13.38%
	2013	101	17.29	1,744	1.47%	1.35%	29.75%
	2012	111	13.32	1,474	1.55%	1.35%	10.55%
	2011	130	12.05	1,562	1.47%	1.35%	1.63%
Touchstone Large Cap Core Equity (Pinnacle IV)
	2015	27	18.30	494	1.39%	1.45%	(5.40)%
	2014	36	19.35	705	0.97%	1.45%	13.26%
	2013	42	17.08	717	1.13%	1.45%	29.61%
	2012	74	13.18	975	1.48%	1.45%	10.44%
	2011	106	11.94	1,268	1.34%	1.45%	1.53%
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)
	2015	3	18.74	51	1.59%	1.10%	(5.07)%
	2014	3	19.74	54	1.04%	1.10%	13.66%
	2013	3	17.37	47	1.50%	1.10%	30.07%
	2012	3	13.35	38	3.19%	1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)
	2015	8	16.59	133	1.59%	1.15%	(5.12)%
	2014	8	17.48	146	0.92%	1.15%	13.61%
	2013	5	15.39	75	2.70%	1.15%	30.01%
Touchstone Large Cap Core Equity (Pinnacle Plus)
	2015	6	18.69	120	1.36%	1.67%	(5.61)%
	2014	9	19.80	169	0.81%	1.67%	13.01%
	2013	17	17.52	297	1.30%	1.67%	29.33%
	2012	24	13.55	320	1.59%	1.67%	10.19%
	2011	26	12.30	322	1.37%	1.67%	1.30%
Touchstone Large Cap Core Equity (PinnacleV)
	2015	58	12.63	727	1.73%	1.55%	(5.50)%
	2014	47	13.37	628	1.01%	1.55%	13.15%
	2013	51	11.81	605	1.61%	1.55%	29.48%
	2012	45	9.12	412	1.26%	1.55%	10.33%
	2011	76	8.27	630	1.52%	1.55%	1.43%
Touchstone Focused (AdvantEdge)
	2015	38	16.05	612	0.00%	1.60%	0.34%
	2014	4	16.00	56	0.00%	1.60%	11.29%
	2013	4	14.37	58	1.92%	1.60%	32.66%
	2012	4	10.83	43	0.00%	1.60%	18.01%
	2011	1	9.18	8	0.18%	1.60%	(12.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (AnnuiChoice II)
	2015	64	$18.81	$1,197	0.00%	1.15%	0.80%
	2014	7	18.66	133	0.00%	1.15%	11.80%
	2013	10	16.69	163	1.90%	1.15%	33.26%
	2012	10	12.53	124	0.00%	1.15%	18.55%
	2011	10	10.57	111	0.47%	1.15%	(12.35)%
Touchstone Focused (AnnuiChoice)
	2015	16	30.21	493	0.00%	1.00%	0.95%
	2014	5	29.92	149	0.00%	1.00%	11.97%
	2013	5	26.72	141	1.92%	1.00%	33.47%
	2012	5	20.02	104	0.00%	1.00%	18.73%
	2011	7	16.86	118	0.31%	1.00%	(12.21)%
Touchstone Focused (GrandMaster flex3)
	2015	38	28.30	1,065	0.00%	1.55%	0.39%
	2014	7	28.19	200	0.00%	1.55%	11.35%
	2013	9	25.31	229	1.70%	1.55%	32.73%
	2012	12	19.07	226	0.00%	1.55%	18.07%
	2011	16	16.15	256	0.32%	1.55%	(12.70)%
Touchstone Focused (Grandmaster)
	2015	69	23.90	1,641	0.00%	1.35%	0.60%
	2014	7	23.76	163	0.00%	1.35%	11.57%
	2013	20	21.29	434	2.69%	1.35%	32.99%
	2012	7	16.01	104	0.00%	1.35%	18.31%
	2011	16	13.53	217	0.34%	1.35%	(12.52)%
Touchstone Focused (IQ Annuity)
	2015	85	30.32	2,590	0.00%	1.45%	0.49%
	2014	12	30.18	365	0.00%	1.45%	11.46%
	2013	13	27.07	338	1.91%	1.45%	32.86%
	2012	12	20.38	253	0.00%	1.45%	18.19%
	2011	13	17.24	230	0.32%	1.45%	(12.61)%
Touchstone Focused (Pinnacle)
	2015	152	27.42	4,177	0.00%	1.35%	0.60%
	2014	12	27.25	332	0.00%	1.35%	11.57%
	2013	17	24.43	425	1.95%	1.35%	32.99%
	2012	17	18.37	303	0.00%	1.35%	18.31%
	2011	18	15.53	279	0.29%	1.35%	(12.52)%
Touchstone Focused (Pinnacle IV)
	2015	165	27.04	4,471	0.00%	1.45%	0.49%
	2014	36	26.91	969	(0.00)%	1.45%	11.46%
	2013	45	24.14	1,083	1.77%	1.45%	32.86%
	2012	53	18.17	962	0.00%	1.45%	18.19%
	2011	76	15.37	1,164	0.26%	1.45%	(12.61)%
Touchstone Focused (Pinnacle II Reduced M&E)
	2015	3	27.69	82	0.00%	1.10%	0.85%
Touchstone Focused (Pinnacle Plus Reduced M&E)
	2015	47	16.91	802	0.00%	1.15%	0.80%
	2014	23	16.77	387	(0.00)%	1.15%	11.80%
	2013	8	15.00	117	1.66%	1.15%	33.26%
	2012	3	11.26	37	0.00%	1.15%	18.55%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (Pinnacle Plus)
	2015	167	$27.36	$4,578	0.00%	1.67%	0.27%
	2014	11	27.28	293	0.00%	1.67%	11.21%
	2013	87	24.53	2,128	1.89%	1.67%	32.56%
	2012	96	18.51	1,774	0.00%	1.67%	17.92%
	2011	42	15.69	656	0.22%	1.67%	(12.81)%
Touchstone Focused (PinnacleV)
	2015	197	15.14	2,981	0.00%	1.55%	0.39%
	2014	12	15.08	185	0.00%	1.55%	11.35%
	2013	21	13.55	282	2.07%	1.55%	32.73%
	2012	17	10.21	171	0.00%	1.55%	18.07%
	2011	27	8.65	231	0.29%	1.55%	(12.70)%
Touchstone Moderate ETF (AdvantEdge)
	2015	80	13.28	1,061	1.89%	1.60%	(1.78)%
	2014	82	13.52	1,109	1.61%	1.60%	5.25%
	2013	86	12.84	1,102	1.94%	1.60%	14.46%
	2012	86	11.22	969	2.20%	1.60%	8.18%
	2011	74	10.37	763	2.09%	1.60%	0.21%
Touchstone Moderate ETF (AnnuiChoice II)
	2015	61	13.51	825	1.84%	1.15%	(1.33)%
	2014	66	13.69	899	1.66%	1.15%	5.73%
	2013	67	12.95	864	1.87%	1.15%	14.98%
	2012	73	11.26	821	1.97%	1.15%	8.67%
	2011	79	10.36	815	2.15%	1.15%	0.67%
Touchstone Moderate ETF (AnnuiChoice)
	2015	14	16.13	229	1.90%	1.00%	(1.18)%
	2014	15	16.32	237	1.50%	1.00%	5.89%
	2013	26	15.42	394	1.72%	1.00%	15.16%
	2012	29	13.39	392	1.72%	1.00%	8.84%
	2011	41	12.30	501	1.97%	1.00%	0.82%
Touchstone Moderate ETF (GrandMaster flex3)
	2015	45	15.16	680	1.59%	1.55%	(1.73)%
	2014	60	15.43	926	1.53%	1.55%	5.30%
	2013	70	14.65	1,025	1.85%	1.55%	14.52%
	2012	78	12.79	999	1.74%	1.55%	8.23%
	2011	106	11.82	1,254	2.12%	1.55%	0.26%
Touchstone Moderate ETF (Grandmaster)
	2015	9	15.51	136	1.71%	1.35%	(1.53)%
	2014	10	15.75	164	1.70%	1.35%	5.51%
	2013	8	14.93	117	1.63%	1.35%	14.75%
	2012	11	13.01	145	2.05%	1.35%	8.45%
	2011	11	11.99	133	1.96%	1.35%	0.47%
Touchstone Moderate ETF (IQ Annuity)
	2015	84	15.33	1,291	1.90%	1.45%	(1.63)%
	2014	85	15.59	1,322	1.61%	1.45%	5.41%
	2013	92	14.79	1,361	1.74%	1.45%	14.64%
	2012	116	12.90	1,493	1.90%	1.45%	8.34%
	2011	134	11.91	1,592	1.68%	1.45%	0.37%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle)
	2015	29	$15.51	$443	1.82%	1.35%	(1.53)%
	2014	35	15.75	549	1.58%	1.35%	5.51%
	2013	41	14.93	605	1.83%	1.35%	14.75%
	2012	46	13.01	601	1.92%	1.35%	8.45%
	2011	52	11.99	626	1.97%	1.35%	0.47%
Touchstone Moderate ETF (Pinnacle IV)
	2015	108	15.33	1,651	1.73%	1.45%	(1.63)%
	2014	140	15.59	2,188	1.33%	1.45%	5.41%
	2013	223	14.79	3,298	1.64%	1.45%	14.64%
	2012	317	12.90	4,095	1.79%	1.45%	8.34%
	2011	413	11.91	4,913	1.88%	1.45%	0.37%
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)
	2015	46	13.47	615	2.29%	1.15%	(1.33)%
	2014	31	13.65	427	2.88%	1.15%	5.73%
	2013	12	12.91	150	3.64%	1.15%	14.98%
Touchstone Moderate ETF (Pinnacle Plus)
	2015	58	14.96	871	1.45%	1.67%	(1.85)%
	2014	100	15.24	1,530	1.49%	1.67%	5.17%
	2013	145	14.49	2,108	1.84%	1.67%	14.38%
	2012	162	12.67	2,058	2.02%	1.67%	8.10%
	2011	168	11.72	1,967	1.79%	1.67%	0.14%
Touchstone Moderate ETF (Pinnacle V)
	2015	141	13.09	1,851	1.90%	1.55%	(1.73)%
	2014	127	13.32	1,688	1.41%	1.55%	5.30%
	2013	160	12.65	2,020	1.99%	1.55%	14.52%
	2012	153	11.05	1,687	1.98%	1.55%	8.23%
	2011	163	10.21	1,661	1.96%	1.55%	0.26%
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)
	2015	68	14.69	997	1.48%	1.35%	(0.77)%
	2014	74	14.80	1,094	1.41%	1.35%	8.77%
	2013	86	13.61	1,171	5.94%	1.35%	18.05%
	2012	96	11.53	1,106	6.71%	1.35%	13.51%
	2011	107	10.16	1,087	1.76%	1.35%	(4.91)%
Fidelity VIP Balanced (Grandmaster)
	2015	51	23.93	1,230	1.42%	1.35%	(0.77)%
	2014	64	24.11	1,549	1.39%	1.35%	8.77%
	2013	76	22.17	1,675	5.99%	1.35%	18.05%
	2012	89	18.78	1,677	6.70%	1.35%	13.51%
	2011	99	16.54	1,640	1.83%	1.35%	(4.91)%
Fidelity VIP Overseas (Pinnacle)
	2015	10	9.50	92	1.21%	1.35%	2.23%
	2014	12	9.29	110	1.08%	1.35%	(9.32)%
	2013	17	10.24	170	1.73%	1.35%	28.68%
	2012	17	7.96	139	2.38%	1.35%	19.10%
	2011	17	6.68	117	1.49%	1.35%	(18.28)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle IV)
	2015	16	$9.41	$154	1.35%	1.45%	2.12%
	2014	17	9.22	155	1.27%	1.45%	(9.41)%
	2013	21	10.17	212	1.63%	1.45%	28.55%
	2012	25	7.91	202	2.18%	1.45%	18.98%
	2011	31	6.65	204	1.47%	1.45%	(18.36)%
Fidelity VIP Equity-Income (Grandmaster)
	2015	97	74.83	7,228	3.04%	1.35%	(5.26)%
	2014	110	78.99	8,703	2.74%	1.35%	7.25%
	2013	125	73.65	9,216	9.13%	1.35%	26.42%
	2012	138	58.26	8,049	9.45%	1.35%	15.72%
	2011	157	50.34	7,888	2.37%	1.35%	(0.39)%
Fidelity VIP Equity-Income (Pinnacle)
	2015	49	21.21	1,039	3.00%	1.35%	(5.26)%
	2014	57	22.39	1,270	2.72%	1.35%	7.25%
	2013	65	20.88	1,357	8.84%	1.35%	26.42%
	2012	77	16.51	1,281	9.26%	1.35%	15.72%
	2011	100	14.27	1,425	2.43%	1.35%	(0.39)%
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)
	2015	1	21.42	14	3.22%	1.10%	(5.02)%
	2014	1	22.55	14	2.91%	1.10%	7.52%
	2013	1	20.97	13	9.51%	1.10%	26.74%
	2012	1	16.55	11	13.67%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster)
	2015	42	105.13	4,400	0.25%	1.35%	5.73%
	2014	48	99.43	4,820	0.18%	1.35%	9.80%
	2013	58	90.56	5,216	0.35%	1.35%	34.50%
	2012	65	67.33	4,394	0.59%	1.35%	13.13%
	2011	78	59.52	4,637	0.72%	1.35%	(1.15)%
Fidelity VIP High Income (Grandmaster)
	2015	65	23.99	1,553	6.11%	1.35%	(4.93)%
	2014	75	25.23	1,888	4.18%	1.35%	(0.21)%
	2013	122	25.28	3,081	5.54%	1.35%	4.52%
	2012	139	24.19	3,351	5.51%	1.35%	12.68%
	2011	164	21.47	3,522	6.91%	1.35%	2.63%
Fidelity VIP II Asset Manager (Grandmaster)
	2015	69	48.68	3,373	1.56%	1.35%	(1.21)%
	2014	74	49.27	3,623	1.46%	1.35%	4.41%
	2013	82	47.19	3,880	1.76%	1.35%	14.15%
	2012	92	41.35	3,816	2.16%	1.35%	10.96%
	2011	111	37.26	4,137	2.38%	1.35%	(3.87)%
Fidelity VIP II Contrafund (Grandmaster)
	2015	150	64.09	9,604	1.00%	1.35%	(0.69)%
	2014	168	64.53	10,864	0.93%	1.35%	10.43%
	2013	194	58.43	11,307	1.06%	1.35%	29.52%
	2012	227	45.12	10,243	1.26%	1.35%	14.84%
	2011	294	39.29	11,544	0.98%	1.35%	(3.84)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Contrafund (Pinnacle)
	2015	141	$32.55	$4,592	0.97%	1.35%	(0.69)%
	2014	165	32.78	5,420	0.90%	1.35%	10.43%
	2013	199	29.68	5,898	1.04%	1.35%	29.52%
	2012	238	22.92	5,466	1.32%	1.35%	14.84%
	2011	283	19.96	5,640	0.96%	1.35%	(3.84)%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)
	2015	1	32.87	37	1.01%	1.10%	(0.44)%
	2014	1	33.02	42	0.98%	1.10%	10.71%
	2013	1	29.82	38	1.12%	1.10%	29.84%
	2012	1	22.97	30	2.65%	1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster)
	2015	62	51.33	3,200	1.90%	1.35%	(0.03)%
	2014	74	51.34	3,785	1.52%	1.35%	12.04%
	2013	87	45.83	3,999	2.86%	1.35%	30.46%
	2012	99	35.13	3,488	3.40%	1.35%	14.34%
	2011	113	30.72	3,458	4.34%	1.35%	0.67%
Fidelity VIP II Index 500 (IQ3)
	2015	1	51.33	27	2.02%	1.45%	(0.03)%
	2014	1	51.34	27	1.68%	1.45%	12.04%
	2013	1	45.83	24	2.93%	1.45%	30.46%
	2012	1	35.13	19	4.42%	1.45%	5.78%
Fidelity VIP II Index 500 (Pinnacle)
	2015	129	14.61	1,884	1.78%	1.35%	(0.03)%
	2014	166	14.62	2,431	1.58%	1.35%	12.04%
	2013	194	13.05	2,526	2.85%	1.35%	30.46%
	2012	225	10.00	2,257	3.41%	1.35%	14.34%
	2011	253	8.75	2,217	4.30%	1.35%	0.67%
Fidelity VIP II Index 500 (Pinnacle IV)
	2015	1	14.49	20	2.01%	1.45%	(0.13)%
	2014	1	14.50	20	1.67%	1.45%	11.93%
	2013	1	12.96	18	2.17%	1.45%	30.33%
	2012	6	9.94	64	3.41%	1.45%	14.23%
	2011	7	8.70	64	4.44%	1.45%	0.56%
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)
	2015	2	14.76	22	1.94%	1.10%	0.22%
	2014	2	14.72	26	1.67%	1.10%	12.32%
	2013	2	13.11	23	2.92%	1.10%	30.79%
	2012	2	10.02	18	4.42%	1.10%	6.02%
Fidelity VIP II Investment Grade Bond (Pinnacle)
	2015	55	12.92	708	2.40%	1.35%	(1.94)%
	2014	64	13.18	838	2.13%	1.35%	4.40%
	2013	69	12.62	872	3.26%	1.35%	(3.10)%
	2012	84	13.03	1,089	4.72%	1.35%	4.46%
	2011	100	12.47	1,242	5.89%	1.35%	5.89%
Fidelity VIP II Investment Grade Bond (Pinnacle IV)
	2015	55	12.81	703	1.95%	1.45%	(2.04)%
	2014	100	13.08	1,312	2.12%	1.45%	4.29%
	2013	107	12.54	1,346	3.26%	1.45%	(3.20)%
	2012	130	12.95	1,682	4.91%	1.45%	4.36%
	2011	142	12.41	1,762	5.53%	1.45%	5.78%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice)
	2015	1	$13.33	$7	1.63%	1.00%	(1.59)%
	2014	2	13.54	33	2.03%	1.00%	4.77%
	2013	3	12.92	36	3.44%	1.00%	(2.76)%
	2012	3	13.29	41	6.38%	1.00%	4.83%
	2011	6	12.68	82	5.41%	1.00%	6.26%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)
	2015	1	12.70	19	2.26%	1.55%	(2.13)%
	2014	3	12.97	41	1.90%	1.55%	4.19%
	2013	4	12.45	46	3.25%	1.55%	(3.30)%
	2012	5	12.88	58	4.61%	1.55%	4.25%
	2011	6	12.35	71	3.97%	1.55%	5.68%
Fidelity VIP II Investment Grade Bond (Grandmaster)
	2015	29	34.47	1,001	2.42%	1.35%	(1.94)%
	2014	35	35.15	1,216	2.14%	1.35%	4.40%
	2013	36	33.67	1,217	3.40%	1.35%	(3.10)%
	2012	40	34.75	1,405	4.68%	1.35%	4.46%
	2011	48	33.26	1,595	5.86%	1.35%	5.89%
Fidelity VIP II Investment Grade Bond (IQ Annuity)
	2015	3	12.81	36	2.45%	1.45%	(2.04)%
	2014	3	13.08	40	1.19%	1.45%	4.29%
	2013	10	12.54	123	3.56%	1.45%	(3.20)%
	2012	10	12.95	130	4.70%	1.45%	4.36%
	2011	12	12.41	143	5.92%	1.45%	5.78%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2015	6	10.91	68	2.39%	1.15%	(1.74)%
	2014	8	11.10	94	2.43%	1.15%	4.61%
	2013	4	10.61	41	7.32%	1.15%	(2.91)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)
	2015	*-	12.56	4	2.57%	1.67%	(2.25)%
	2014	*-	12.85	4	0.16%	1.67%	4.06%
	2013	9	12.35	116	2.75%	1.67%	(3.42)%
	2012	15	12.79	193	4.93%	1.67%	4.12%
	2011	16	12.28	197	5.62%	1.67%	5.55%
Fidelity VIP Overseas (AnnuiChoice)
	2015	*-	9.79	2	1.34%	1.00%	2.59%
	2014	*-	9.54	2	1.39%	1.00%	(9.00)%
	2013	*-	10.49	2	1.75%	1.00%	29.13%
	2012	*-	8.12	1	2.41%	1.00%	19.53%
	2011	*-	6.80	1	0.80%	1.00%	(17.99)%
Fidelity VIP Overseas (Grandmaster flex3)
	2015	3	9.33	31	1.36%	1.55%	2.02%
	2014	3	9.14	31	1.36%	1.55%	(9.50)%
	2013	3	10.10	34	1.44%	1.55%	28.42%
	2012	5	7.87	40	2.36%	1.55%	18.86%
	2011	5	6.62	35	0.93%	1.55%	(18.45)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Grandmaster)
	2015	36	$37.27	$1,348	1.28%	1.35%	2.23%
	2014	41	36.46	1,501	1.23%	1.35%	(9.32)%
	2013	50	40.21	2,027	1.70%	1.35%	28.68%
	2012	55	31.25	1,733	2.26%	1.35%	19.10%
	2011	63	26.23	1,645	1.61%	1.35%	(18.28)%
Fidelity VIP Overseas (IQ Annuity)
	2015	2	9.41	18	1.36%	1.45%	2.12%
	2014	2	9.22	18	1.36%	1.45%	(9.41)%
	2013	2	10.17	20	1.77%	1.45%	28.55%
	2012	2	7.91	15	2.10%	1.45%	18.98%
	2011	2	6.65	17	1.69%	1.45%	(18.36)%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2015	5	12.17	62	3.28%	1.15%	2.43%
	2014	*-	11.88	3	1.32%	1.15%	(9.13)%
	2013	*-	13.08	4	3.17%	1.15%	28.94%
Fidelity VIP Overseas (Pinnacle Plus)
	2015	*-	9.23	4	0.15%	1.67%	1.90%
	2014	7	9.06	63	1.35%	1.67%	(9.61)%
	2013	7	10.02	70	1.70%	1.67%	28.26%
	2012	9	7.81	71	2.09%	1.67%	18.72%
	2011	12	6.58	78	1.52%	1.67%	(18.55)%
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)
	2015	26	15.37	394	0.15%	1.35%	5.61%
	2014	31	14.56	456	0.09%	1.35%	9.69%
	2013	35	13.27	468	0.25%	1.35%	34.37%
	2012	42	9.88	415	0.45%	1.35%	12.99%
	2011	59	8.74	515	0.60%	1.35%	(1.21)%
Fidelity VIP III Mid Cap (Grandmaster)
	2015	29	51.10	1,501	0.39%	1.35%	(2.83)%
	2014	31	52.59	1,649	0.16%	1.35%	4.76%
	2013	32	50.20	1,628	13.18%	1.35%	34.23%
	2012	36	37.40	1,348	7.88%	1.35%	13.19%
	2011	46	33.04	1,524	0.32%	1.35%	(11.92)%
Fidelity VIP III Mid Cap (Pinnacle)
	2015	39	52.47	2,051	0.38%	1.35%	(2.83)%
	2014	47	54.00	2,539	0.15%	1.35%	4.76%
	2013	60	51.54	3,107	13.10%	1.35%	34.23%
	2012	68	38.40	2,599	7.81%	1.35%	13.19%
	2011	88	33.92	2,985	0.30%	1.35%	(11.92)%
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)
	2015	*-	52.99	4	0.29%	1.10%	(2.58)%
	2014	*-	54.39	8	0.18%	1.10%	5.03%
	2013	*-	51.79	7	13.67%	1.10%	34.57%
	2012	*-	38.48	5	16.73%	1.10%	1.30%
Fidelity VIP Government Money Market IC (Pinacle)
	2015	94	9.91	927	0.02%	1.35%	(0.91)%
Fidelity VIP Goverenment Money Market IC (Pinacle II)
	2015	2	9.93	18	0.02%	1.10%	(0.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP Governmet Money Market IC (Pinacle IV)
	2015	121	$9.90	$1,198	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market IC (Pinacle V)
	2015	75	9.89	737	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market IC (Pinnacle Plus)
	2015	20	9.89	194	0.02%	1.67%	(1.13)%
Fidelity VIP Government Money Market IC (Pinnacle Plus)
	2015	19	9.92	193	0.02%	1.67%	(0.77)%
Fidelity VIP Government Money Market IC (GrandMaster)
	2015	172	9.91	1,709	0.02%	1.35%	(0.91)%
Fidelity VIP Government Money Market IC (GrandMaster flex3)
	2015	144	9.89	1,424	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market IC (AdvantEdge)
	2015	117	9.89	1,161	0.02%	1.60%	(1.09)%
Fidelity VIP Government Money Market IC (AnnuiChoice)
	2015	21	9.93	204	0.02%	1.00%	(0.67)%
Fidelity VIP Government Money Market IC (AnnuiChoice 2)
	2015	20	9.92	201	0.02%	1.15%	(0.77)%
Fidelity VIP Government Money Market IC (IQ3)
	2015	622	9.90	6,161	0.02%	1.45%	(0.98)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)
	2015	6	16.00	101	0.99%	1.45%	(1.51)%
	2014	11	16.25	183	1.08%	1.45%	4.01%
	2013	17	15.62	263	1.45%	1.45%	13.67%
	2012	21	13.74	293	1.98%	1.45%	10.60%
	2011	25	12.43	312	2.41%	1.45%	(4.22)%
Fidelity VIP Asset Manager (AdvantEdge)
	2015	8	12.61	97	1.44%	1.60%	(1.66)%
	2014	6	12.82	80	1.25%	1.60%	3.85%
	2013	7	12.34	80	1.60%	1.60%	13.50%
	2012	7	10.88	75	2.17%	1.60%	10.43%
	2011	7	9.85	65	2.24%	1.60%	(4.37)%
Fidelity VIP Asset Manager (AnnuiChoice II)
	2015	11	15.02	170	1.34%	1.15%	(1.21)%
	2014	12	15.20	180	1.26%	1.15%	4.33%
	2013	12	14.57	179	1.61%	1.15%	14.01%
	2012	13	12.78	160	2.40%	1.15%	10.94%
	2011	9	11.52	109	1.91%	1.15%	(3.93)%
Fidelity VIP Asset Manager (AnnuiChoice)
	2015	3	17.62	61	1.26%	1.00%	(1.06)%
	2014	4	17.81	73	0.98%	1.00%	4.48%
	2013	6	17.05	98	1.61%	1.00%	14.19%
	2012	6	14.93	87	1.91%	1.00%	11.11%
	2011	7	13.44	97	2.24%	1.00%	(3.78)%
Fidelity VIP Asset Manager (GrandMaster flex3)
	2015	1	15.46	13	0.89%	1.55%	(1.61)%
	2014	2	15.71	24	1.49%	1.55%	3.90%
	2013	2	15.12	23	1.65%	1.55%	13.55%
	2012	2	13.32	21	1.67%	1.55%	10.49%
	2011	2	12.05	29	1.63%	1.55%	(4.32)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle)
	2015	2	$15.83	$30	1.26%	1.35%	(1.41)%
	2014	3	16.06	44	2.28%	1.35%	4.11%
	2013	*-	15.42	1	1.55%	1.35%	13.78%
	2012	*-	13.55	1	1.98%	1.35%	10.71%
	2011	*-	12.24	1	2.00%	1.35%	(4.12)%
Fidelity VIP Asset Manager (Pinnacle IV)
	2015	15	15.64	231	1.06%	1.45%	(1.51)%
	2014	23	15.88	360	0.97%	1.45%	4.01%
	2013	20	15.27	311	1.79%	1.45%	13.67%
	2012	17	13.44	223	2.05%	1.45%	10.60%
	2011	18	12.15	220	2.04%	1.45%	(4.22)%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)
	2015	2	12.87	32	1.08%	1.15%	(1.21)%
	2014	3	13.03	44	1.58%	1.15%	4.33%
	2013	1	12.49	14	3.04%	1.15%	14.01%
Fidelity VIP Asset Manager (Pinnacle Plus)
	2015	3	15.94	49	1.01%	1.67%	(1.73)%
	2014	5	16.22	82	1.14%	1.67%	3.78%
	2013	2	15.63	33	0.87%	1.67%	13.41%
	2012	7	13.78	99	2.08%	1.67%	10.35%
	2011	7	12.49	93	1.92%	1.67%	(4.43)%
Fidelity VIP Asset Manager (Pinnacle V)
	2015	20	13.05	256	1.11%	1.55%	(1.61)%
	2014	28	13.26	376	1.21%	1.55%	3.90%
	2013	17	12.77	216	1.74%	1.55%	13.55%
	2012	14	11.24	163	2.15%	1.55%	10.49%
	2011	13	10.18	137	2.06%	1.55%	(4.32)%
Fidelity VIP Balanced (AdvantEdge)
	2015	35	14.49	504	1.06%	1.60%	(1.24)%
	2014	49	14.67	724	1.17%	1.60%	8.26%
	2013	61	13.55	821	6.09%	1.60%	17.38%
	2012	33	11.55	380	6.58%	1.60%	12.98%
	2011	32	10.22	328	2.44%	1.60%	(5.36)%
Fidelity VIP Balanced (AnnuiChoice II)
	2015	57	16.17	924	1.76%	1.15%	(0.79)%
	2014	29	16.30	469	1.83%	1.15%	8.75%
	2013	17	14.98	256	5.83%	1.15%	17.91%
	2012	13	12.71	170	6.47%	1.15%	13.49%
	2011	11	11.20	129	1.79%	1.15%	(4.93)%
Fidelity VIP Balanced (AnnuiChoice)
	2015	14	19.77	276	1.24%	1.00%	(0.64)%
	2014	16	19.90	315	1.34%	1.00%	8.92%
	2013	14	18.27	260	5.79%	1.00%	18.09%
	2012	16	15.47	253	6.71%	1.00%	13.67%
	2011	18	13.61	249	1.77%	1.00%	(4.78)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3)
	2015	6	$19.42	$113	1.24%	1.55%	(1.19)%
	2014	6	19.66	125	1.05%	1.55%	8.31%
	2013	13	18.15	238	5.62%	1.55%	17.44%
	2012	14	15.45	213	6.74%	1.55%	13.03%
	2011	25	13.67	343	1.76%	1.55%	(5.31)%
Fidelity VIP Balanced (Grandmaster)
	2015	24	18.05	432	1.14%	1.35%	(0.99)%
	2014	24	18.23	443	1.48%	1.35%	8.53%
	2013	24	16.79	401	5.78%	1.35%	17.67%
	2012	29	14.27	413	6.70%	1.35%	13.26%
	2011	39	12.60	493	1.80%	1.35%	(5.12)%
Fidelity VIP Balanced (IQ3)
	2015	11	17.41	184	1.29%	1.45%	(1.09)%
	2014	12	17.61	211	1.18%	1.45%	8.42%
	2013	17	16.24	283	5.80%	1.45%	17.55%
	2012	21	13.81	285	6.67%	1.45%	13.15%
	2011	23	12.21	280	1.80%	1.45%	(5.22)%
Fidelity VIP Balanced (Pinnacle)
	2015	18	18.05	318	1.26%	1.35%	(0.99)%
	2014	21	18.23	387	1.36%	1.35%	8.53%
	2013	19	16.79	327	5.76%	1.35%	17.67%
	2012	23	14.27	330	6.71%	1.35%	13.26%
	2011	34	12.60	423	2.03%	1.35%	(5.12)%
Fidelity VIP Balanced (Pinnacle IV)
	2015	50	19.68	982	1.13%	1.45%	(1.09)%
	2014	67	19.89	1,341	1.18%	1.45%	8.42%
	2013	72	18.35	1,317	5.72%	1.45%	17.55%
	2012	88	15.61	1,373	6.70%	1.45%	13.15%
	2011	118	13.79	1,632	1.52%	1.45%	(5.22)%
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)
	2015	16	14.62	233	1.74%	1.15%	(0.79)%
	2014	8	14.74	120	1.49%	1.15%	8.75%
Fidelity VIP Balanced (Pinnacle Plus)
	2015	14	17.85	248	0.99%	1.67%	(1.31)%
	2014	24	18.09	439	1.19%	1.67%	8.18%
	2013	29	16.72	488	5.87%	1.67%	17.29%
	2012	32	14.26	461	6.67%	1.67%	12.89%
	2011	40	12.63	499	1.06%	1.67%	(5.43)%
Fidelity VIP Balanced (Pinnacle V)
	2015	100	13.67	1,361	1.52%	1.55%	(1.19)%
	2014	85	13.84	1,169	1.24%	1.55%	8.31%
	2013	75	12.78	960	5.75%	1.55%	17.44%
	2012	95	10.88	1,028	6.70%	1.55%	13.03%
	2011	96	9.63	925	1.72%	1.55%	(5.31)%
Fidelity VIP Contrafund (AdvantEdge)
	2015	107	14.67	1,567	0.76%	1.60%	(1.19)%
	2014	131	14.85	1,948	0.70%	1.60%	9.87%
	2013	156	13.51	2,107	0.88%	1.60%	28.86%
	2012	155	10.49	1,621	1.18%	1.60%	14.27%
	2011	155	9.18	1,421	0.90%	1.60%	(4.34)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AnnuiChoice II)
	2015	65	$17.05	$1,108	0.89%	1.15%	(0.74)%
	2014	55	17.18	938	0.81%	1.15%	10.37%
	2013	47	15.57	725	0.88%	1.15%	29.45%
	2012	45	12.02	545	1.06%	1.15%	14.80%
	2011	58	10.47	613	0.82%	1.15%	(3.90)%
Fidelity VIP Contrafund (AnnuiChoice)
	2015	33	26.52	876	0.79%	1.00%	(0.59)%
	2014	35	26.68	927	0.74%	1.00%	10.54%
	2013	39	24.14	930	0.72%	1.00%	29.64%
	2012	58	18.62	1,087	1.04%	1.00%	14.97%
	2011	75	16.19	1,222	0.78%	1.00%	(3.75)%
Fidelity VIP Contrafund (GrandMaster flex3)
	2015	35	24.54	862	0.73%	1.55%	(1.14)%
	2014	42	24.82	1,039	0.65%	1.55%	9.93%
	2013	52	22.58	1,174	0.94%	1.55%	28.93%
	2012	45	17.51	792	0.95%	1.55%	14.33%
	2011	72	15.32	1,096	0.74%	1.55%	(4.29)%
Fidelity VIP Contrafund (IQ Advisor Standard)
	2015	1	24.20	13	0.82%	0.60%	(0.19)%
	2014	1	24.24	13	0.76%	0.60%	10.99%
	2013	1	21.84	12	0.98%	0.60%	30.17%
	2012	*-	16.78	7	1.19%	0.60%	15.44%
	2011	*-	14.54	6	0.82%	0.60%	(3.37)%
Fidelity VIP Contrafund (IQ3)
	2015	68	22.42	1,525	0.72%	1.45%	(1.04)%
	2014	85	22.65	1,920	0.74%	1.45%	10.04%
	2013	86	20.59	1,766	0.87%	1.45%	29.06%
	2012	92	15.95	1,475	1.10%	1.45%	14.45%
	2011	108	13.94	1,500	0.77%	1.45%	(4.19)%
Fidelity VIP Contrafund (Pinnacle IV)
	2015	153	25.68	3,933	0.75%	1.45%	(1.04)%
	2014	187	25.95	4,853	0.64%	1.45%	10.04%
	2013	275	23.58	6,479	0.76%	1.45%	29.06%
	2012	383	18.27	7,004	1.04%	1.45%	14.45%
	2011	507	15.96	8,087	0.71%	1.45%	(4.19)%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)
	2015	43	16.88	720	0.90%	1.15%	(0.74)%
	2014	32	17.00	543	1.13%	1.15%	10.37%
	2013	7	15.40	107	1.02%	1.15%	29.45%
	2012	3	11.90	34	2.22%	1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus)
	2015	227	24.33	5,517	1.92%	1.67%	(1.26)%
	2014	76	24.64	1,868	0.64%	1.67%	9.79%
	2013	115	22.44	2,575	0.84%	1.67%	28.77%
	2012	135	17.43	2,356	1.13%	1.67%	14.19%
	2011	154	15.26	2,347	0.73%	1.67%	(4.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle V)
	2015	522	$14.31	$7,468	0.82%	1.55%	(1.14)%
	2014	514	14.48	7,444	0.75%	1.55%	9.93%
	2013	517	13.17	6,804	0.87%	1.55%	28.93%
	2012	538	10.22	5,492	1.14%	1.55%	14.33%
	2011	590	8.94	5,270	0.73%	1.55%	(4.29)%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)
	2015	6	13.68	89	0.79%	1.15%	(3.30)%
	2014	*-	14.15	4	0.06%	1.15%	3.72%
	2013	1	13.64	12	12.89%	1.15%	36.37%
	2012	*-	10.00	1	13.81%	1.15%	17.21%
Fidelity VIP Disciplined Small Cap (AnnuiChoice)
	2015	2	13.86	34	0.33%	1.00%	(3.16)%
	2014	2	14.32	35	0.10%	1.00%	3.88%
	2013	3	13.78	37	7.84%	1.00%	36.58%
	2012	3	10.09	27	7.41%	1.00%	17.39%
	2011	3	8.60	24	0.09%	1.00%	(2.57)%
Fidelity VIP Disciplined Small Cap (GrandMaster)
	2015	1	13.44	12	0.30%	1.35%	(3.50)%
	2014	1	13.93	18	0.10%	1.35%	3.51%
	2013	1	13.46	18	7.82%	1.35%	36.10%
	2012	1	9.89	14	6.50%	1.35%	16.97%
	2011	2	8.46	16	0.11%	1.35%	(2.91)%
Fidelity VIP Disciplined Small Cap (IQ Annuity)
	2015	5	13.33	73	0.34%	1.45%	(3.60)%
	2014	6	13.82	76	0.10%	1.45%	3.41%
	2013	6	13.37	86	7.80%	1.45%	35.96%
	2012	6	9.83	64	7.30%	1.45%	16.85%
	2011	7	8.41	57	0.12%	1.45%	(3.01)%
Fidelity VIP Disciplined Small Cap (Pinnacle)
	2015	8	13.44	107	0.31%	1.35%	(3.50)%
	2014	10	13.93	139	0.10%	1.35%	3.51%
	2013	11	13.46	143	7.62%	1.35%	36.10%
	2012	12	9.89	114	5.48%	1.35%	16.97%
	2011	21	8.46	176	0.10%	1.35%	(2.91)%
Fidelity VIP Disciplined Small Cap (Pinnacle IV)
	2015	5	13.33	72	0.33%	1.45%	(3.60)%
	2014	6	13.82	76	0.10%	1.45%	3.41%
	2013	7	13.37	88	7.32%	1.45%	35.96%
	2012	8	9.83	79	6.59%	1.45%	16.85%
	2011	10	8.42	88	0.08%	1.45%	(3.01)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)
	2015	*-	17.28	5	0.45%	1.15%	(3.30)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)
	2015	6	13.07	74	0.34%	1.67%	(3.81)%
	2014	6	13.59	79	0.01%	1.67%	3.17%
	2013	117	13.17	1,547	12.16%	1.67%	35.66%
	2012	16	9.71	159	9.22%	1.67%	16.59%
	2011	10	8.33	80	0.03%	1.67%	(3.22)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle V)
	2015	9	$13.30	$120	0.48%	1.55%	(3.69)%
	2014	6	13.81	79	0.08%	1.55%	3.30%
	2013	11	13.37	141	8.59%	1.55%	35.82%
	2012	8	9.84	80	6.21%	1.55%	16.73%
	2011	12	8.43	99	0.11%	1.55%	(3.11)%
Fidelity VIP Equity-Income (AnnuiChoice II)
	2015	33	13.39	444	3.32%	1.15%	(5.34)%
	2014	27	14.14	388	2.65%	1.15%	7.23%
	2013	29	13.19	385	9.42%	1.15%	26.36%
	2012	29	10.44	304	9.53%	1.15%	15.70%
	2011	31	9.02	276	2.16%	1.15%	(0.50)%
Fidelity VIP Equity-Income (AdvantEdge)
	2015	12	12.67	155	3.03%	1.60%	(5.77)%
	2014	12	13.44	166	2.61%	1.60%	6.75%
	2013	13	12.59	167	9.01%	1.60%	25.78%
	2012	15	10.01	147	9.94%	1.60%	15.17%
	2011	14	8.69	124	2.51%	1.60%	(0.95)%
Fidelity VIP Equity-Income (AnnuiChoice)
	2015	14	17.66	250	2.93%	1.00%	(5.20)%
	2014	15	18.63	278	2.59%	1.00%	7.40%
	2013	16	17.35	278	8.48%	1.00%	26.55%
	2012	20	13.71	279	9.15%	1.00%	15.88%
	2011	26	11.83	305	2.16%	1.00%	(0.35)%
Fidelity VIP Equity-Income (GrandMaster flex3)
	2015	8	17.41	136	2.79%	1.55%	(5.72)%
	2014	9	18.47	160	2.52%	1.55%	6.80%
	2013	10	17.29	178	9.11%	1.55%	25.85%
	2012	11	13.74	153	9.08%	1.55%	15.23%
	2011	15	11.92	175	2.40%	1.55%	(0.90)%
Fidelity VIP Equity-Income (IQ3)
	2015	25	15.67	384	2.98%	1.45%	(5.63)%
	2014	25	16.60	418	2.60%	1.45%	6.91%
	2013	28	15.53	442	8.98%	1.45%	25.98%
	2012	32	12.33	390	9.41%	1.45%	15.35%
	2011	35	10.69	376	2.29%	1.45%	(0.80)%
Fidelity VIP Equity-Income (Pinnacle IV)
	2015	41	17.49	713	2.19%	1.45%	(5.63)%
	2014	71	18.53	1,313	2.36%	1.45%	6.91%
	2013	96	17.33	1,672	8.97%	1.45%	25.98%
	2012	109	13.76	1,495	9.23%	1.45%	15.35%
	2011	136	11.93	1,621	1.90%	1.45%	(0.80)%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)
	2015	23	16.02	371	3.09%	1.15%	(5.34)%
	2014	20	16.92	333	3.24%	1.15%	7.23%
	2013	6	15.78	100	11.89%	1.15%	26.36%
	2012	2	12.49	28	13.41%	1.15%	15.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus)
	2015	24	$17.68	$426	2.39%	1.67%	(5.84)%
	2014	37	18.78	687	1.41%	1.67%	6.67%
	2013	128	17.60	2,251	12.06%	1.67%	25.70%
	2012	66	14.00	919	9.30%	1.67%	15.09%
	2011	77	12.17	938	2.21%	1.67%	(1.02)%
Fidelity VIP Equity-Income (Pinnacle V)
	2015	105	10.79	1,135	3.08%	1.55%	(5.72)%
	2014	100	11.44	1,144	2.64%	1.55%	6.80%
	2013	106	10.71	1,136	9.75%	1.55%	25.85%
	2012	98	8.51	832	9.62%	1.55%	15.23%
	2011	100	7.39	740	2.55%	1.55%	(0.90)%
Fidelity VIP Freedom 2010 (Advantedge)
	2015	*-	12.49	3	0.07%	1.60%	(2.12)%
	2014	10	12.76	122	1.60%	1.60%	2.55%
	2013	5	12.45	58	2.63%	1.60%	11.39%
	2012	5	11.17	56	2.97%	1.60%	9.79%
	2011	6	10.18	62	2.39%	1.60%	(2.02)%
Fidelity VIP Freedom 2010 (AnnuiChoice II)
	2015	7	12.72	93	1.43%	1.15%	(1.67)%
	2014	9	12.93	110	6.75%	1.15%	3.01%
Fidelity VIP Freedom 2010 (GrandMaster flex3)
	2015	1	12.28	8	1.59%	1.55%	(2.07)%
	2014	1	12.54	8	1.40%	1.55%	2.60%
	2013	1	12.22	8	2.41%	1.55%	11.44%
	2012	1	10.96	11	3.15%	1.55%	9.85%
	2011	1	9.98	10	2.40%	1.55%	(1.97)%
Fidelity VIP Freedom 2010 (GrandMaster)
	2015	1	12.49	12	1.18%	1.35%	(1.87)%
	2014	1	12.73	15	1.36%	1.35%	2.81%
	2013	1	12.38	16	2.65%	1.35%	11.67%
	2012	1	11.09	14	2.41%	1.35%	10.07%
	2011	3	10.08	28	2.11%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (Pinnacle)
	2015	8	12.49	98	1.58%	1.35%	(1.87)%
	2014	8	12.73	100	1.40%	1.35%	2.81%
	2013	8	12.38	97	2.67%	1.35%	11.67%
	2012	8	11.09	87	3.22%	1.35%	10.07%
	2011	7	10.08	74	4.76%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (Pinnacle IV)
	2015	16	12.38	203	1.35%	1.45%	(1.97)%
	2014	22	12.63	275	0.87%	1.45%	2.70%
	2013	58	12.30	710	2.46%	1.45%	11.56%
	2012	79	11.03	868	3.12%	1.45%	9.96%
	2011	82	10.03	818	4.03%	1.45%	(1.87)%
Fidelity VIP Freedom 2010 (Pinnacle Plus)
	2015	*-	12.15	5	0.70%	1.55%	(2.19)%
	2014	1	12.42	15	5.58%	1.55%	2.47%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (Pinnacle V)
	2015	50	$12.19	$612	1.39%	1.15%	(2.07)%
	2014	63	12.44	790	1.28%	1.55%	2.60%
	2013	73	12.13	886	2.61%	1.55%	11.44%
	2012	81	10.88	887	3.21%	1.55%	9.85%
	2011	77	9.91	767	2.45%	1.55%	(1.97)%
Fidelity VIP Freedom 2015 (AdvantEdge)
	2015	10	12.51	123	1.34%	1.60%	(2.10)%
	2014	12	12.78	153	1.43%	1.60%	2.78%
	2013	12	12.44	149	3.10%	1.60%	12.28%
	2012	10	11.08	113	3.49%	1.60%	10.11%
	2011	11	10.06	113	2.38%	1.60%	(2.10)%
Fidelity VIP Freedom 2015 (AnnuiChoice II)
	2015	1	12.66	9	1.19%	1.15%	(1.65)%
	2014	2	12.87	20	1.43%	1.15%	3.25%
	2013	2	12.47	19	2.99%	1.15%	12.79%
	2012	2	11.05	18	4.09%	1.15%	10.61%
	2011	1	9.99	10	2.18%	1.15%	(1.66)%
Fidelity VIP Freedom 2015 (GrandMaster flex3)
	2015	1	12.22	8	1.59%	1.55%	(2.05)%
	2014	1	12.48	8	1.41%	1.55%	2.84%
	2013	1	12.13	8	3.03%	1.55%	12.34%
	2012	1	10.80	7	3.60%	1.55%	10.16%
	2011	1	9.80	6	2.39%	1.55%	(2.05)%
Fidelity VIP Freedom 2015 (Pinnacle IV)
	2015	3	12.33	37	0.64%	1.45%	(1.95)%
	2014	30	12.57	378	1.38%	1.45%	2.94%
	2013	39	12.22	472	3.01%	1.45%	12.45%
	2012	41	10.86	447	2.98%	1.45%	10.27%
	2011	73	9.85	724	2.31%	1.45%	(1.95)%
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)
	2015	1	12.83	18	1.49%	1.15%	(1.65)%
Fidelity VIP Freedom 2015 (Pinnacle Plus)
	2015	4	12.09	50	1.35%	1.67%	(2.17)%
	2014	7	12.36	82	1.49%	1.67%	2.71%
	2013	7	12.03	87	3.00%	1.67%	12.20%
	2012	8	10.73	83	2.48%	1.67%	10.03%
	2011	15	9.75	149	2.10%	1.67%	(2.17)%
Fidelity VIP Freedom 2015 (Pinnacle V)
	2015	50	12.12	610	1.47%	1.55%	(2.05)%
	2014	55	12.37	674	1.42%	1.55%	2.84%
	2013	56	12.03	676	2.96%	1.55%	12.34%
	2012	63	10.71	672	3.36%	1.55%	10.16%
	2011	78	9.72	754	2.35%	1.55%	(2.05)%
Fidelity VIP Freedom 2020 (AdvantEdge)
	2015	*-	12.42	*-	1.15%	1.60%	(2.05)%
	2014	*-	12.68	1	1.41%	1.60%	2.92%
	2013	*-	12.32	1	2.28%	1.60%	13.79%
	2012	*-	10.82	4	2.03%	1.60%	11.25%
	2011	1	9.73	11	2.34%	1.60%	(2.82)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice II)
	2015	2	$12.43	$22	1.11%	1.15%	(1.60)%
	2014	5	12.64	63	1.54%	1.15%	3.39%
	2013	3	12.22	40	2.94%	1.15%	14.31%
	2012	3	10.69	35	3.08%	1.15%	11.76%
	2011	3	9.57	31	2.36%	1.15%	(2.37)%
Fidelity VIP Freedom 2020 (GrandMaster)
	2015	1	12.22	10	1.71%	1.35%	(1.80)%
	2014	1	12.44	9	1.63%	1.35%	3.18%
	2013	1	12.06	7	1.82%	1.35%	14.08%
	2012	17	10.57	175	5.14%	1.35%	11.54%
Fidelity VIP Freedom 2020 (Pinnacle IV)
	2015	*-	12.11	3	0.11%	1.45%	(1.90)%
	2014	35	12.34	435	1.44%	1.45%	3.08%
	2013	35	11.98	422	2.95%	1.45%	13.96%
	2012	35	10.51	367	2.86%	1.45%	11.42%
	2011	43	9.43	402	2.60%	1.45%	(2.67)%
Fidelity VIP Freedom 2020 (Pinnacle V)
	2015	29	11.87	346	2.15%	1.55%	(2.00)%
	2014	17	12.12	204	1.27%	1.55%	2.98%
	2013	25	11.77	297	2.99%	1.55%	13.84%
	2012	23	10.34	237	2.28%	1.55%	11.31%
	2011	49	9.29	457	2.46%	1.55%	(2.77)%
Fidelity VIP Freedom 2025 (Advantedge)
	2015	*-	12.93	*-	1.32%	1.60%	(2.10)%
	2014	*-	13.20	1	1.40%	1.60%	3.18%
	2013	*-	12.80	1	2.49%	1.60%	17.80%
	2012	*-	10.86	4	1.84%	1.60%	12.95%
	2011	1	9.62	11	2.16%	1.60%	(3.90)%
Fidelity VIP Freedom 2025 (Pinnacle IV)
	2015	1	12.56	8	1.52%	1.45%	(1.95)%
	2014	1	12.81	9	1.46%	1.45%	3.33%
	2013	1	12.40	6	3.27%	1.45%	17.98%
	2012	1	10.51	5	2.43%	1.45%	13.13%
	2011	1	9.29	7	3.28%	1.45%	(3.76)%
Fidelity VIP Freedom 2025 (Pinnacle V)
	2015	40	12.31	496	2.07%	1.55%	(2.05)%
	2014	36	12.57	451	1.51%	1.55%	3.23%
	2013	30	12.17	360	3.73%	1.55%	17.86%
	2012	17	10.33	173	2.95%	1.55%	13.01%
	2011	15	9.14	133	2.44%	1.55%	(3.86)%
Fidelity VIP Freedom 2030 (AnnuiChoice II)
	2015	1	12.48	9	1.47%	1.15%	(1.67)%
Fidelity VIP Freedom 2030 (Pinnacle IV)
	2015	*-	12.15	3	1.45%	1.45%	(1.97)%
	2014	*-	12.40	3	1.38%	1.45%	3.23%
	2013	*-	12.01	3	2.74%	1.45%	19.65%
	2012	*-	10.04	4	2.91%	1.45%	13.50%
	2011	*-	8.84	3	2.18%	1.45%	(4.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle Plus)
	2015	80	$11.92	$958	0.11%	1.67%	(2.19)%
	2014	1,370	12.19	16,693	5.71%	1.67%	3.00%
	2013	*-	11.83	3	2.95%	1.67%	19.38%
	2012	*-	9.91	3	2.91%	1.67%	13.25%
	2011	*-	8.75	3	2.19%	1.67%	(4.45)%
Fidelity VIP Freedom 2030 (Pinnacle V)
	2015	14	11.89	170	1.46%	1.55%	(2.07)%
	2014	15	12.14	176	1.35%	1.55%	3.12%
	2013	15	11.77	173	3.22%	1.55%	19.53%
	2012	12	9.85	119	2.82%	1.55%	13.39%
	2011	13	8.68	113	2.08%	1.55%	(4.33)%
Fidelity VIP Growth (AnnuiChoice II)
	2015	34	18.55	622	0.04%	1.15%	5.68%
	2014	21	17.56	361	0.00%	1.15%	9.74%
	2013	18	16.00	295	0.11%	1.15%	34.44%
	2012	22	11.90	260	0.41%	1.15%	13.08%
	2011	19	10.52	195	0.49%	1.15%	(1.18)%
Fidelity VIP Growth (GrandMaster)
	2015	38	16.19	610	0.03%	1.35%	5.46%
	2014	37	15.35	567	0.00%	1.35%	9.52%
	2013	41	14.02	575	0.12%	1.35%	34.17%
	2012	37	10.45	383	0.38%	1.35%	12.85%
Fidelity VIP Growth (AdvantEdge)
	2015	6	15.03	86	0.03%	1.60%	5.20%
	2014	7	14.29	94	0.00%	1.60%	9.24%
	2013	9	13.08	118	0.11%	1.60%	33.83%
	2012	10	9.78	95	0.43%	1.60%	12.56%
	2011	7	8.68	62	0.49%	1.60%	(1.63)%
Fidelity VIP Growth (AnnuiChoice)
	2015	5	18.19	92	0.03%	1.00%	5.84%
	2014	5	17.18	93	0.00%	1.00%	9.90%
	2013	5	15.63	77	0.09%	1.00%	34.64%
	2012	9	11.61	101	0.35%	1.00%	13.25%
	2011	10	10.25	105	0.46%	1.00%	(1.03)%
Fidelity VIP Growth (GrandMaster flex3)
	2015	3	20.27	69	0.03%	1.55%	5.25%
	2014	4	19.26	70	0.00%	1.55%	9.29%
	2013	5	17.62	82	0.11%	1.55%	33.90%
	2012	5	13.16	66	0.33%	1.55%	12.62%
	2011	7	11.69	78	0.50%	1.55%	(1.58)%
Fidelity VIP Growth (IQ3)
	2015	10	13.46	136	0.03%	1.45%	5.36%
	2014	11	12.77	136	0.00%	1.45%	9.40%
	2013	11	11.67	128	0.11%	1.45%	34.03%
	2012	13	8.71	116	0.37%	1.45%	12.74%
	2011	14	7.73	111	0.49%	1.45%	(1.48)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle)
	2015	11	$16.19	$180	0.05%	1.35%	5.46%
	2014	5	15.35	79	0.00%	1.35%	9.52%
	2013	6	14.02	84	0.10%	1.35%	34.17%
	2012	8	10.45	83	0.46%	1.35%	12.85%
	2011	9	9.26	85	0.65%	1.35%	(1.38)%
Fidelity VIP Growth (Pinnacle IV)
	2015	28	18.34	508	0.03%	1.45%	5.36%
	2014	31	17.41	535	0.00%	1.45%	9.40%
	2013	34	15.91	541	0.10%	1.45%	34.03%
	2012	51	11.87	600	0.33%	1.45%	12.74%
	2011	67	10.53	709	0.46%	1.45%	(1.48)%
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)
	2015	1	18.88	11	0.03%	1.15%	5.68%
	2014	1	17.86	14	0.00%	1.15%	9.74%
	2013	*-	16.28	3	0.22%	1.15%	34.44%
Fidelity VIP Growth (Pinnacle Plus)
	2015	15	20.38	308	0.03%	1.67%	5.12%
	2014	20	19.39	389	0.00%	1.67%	9.16%
	2013	23	17.76	411	0.05%	1.67%	33.73%
	2012	107	13.28	1,424	0.62%	1.67%	12.48%
	2011	25	11.81	298	0.48%	1.67%	(1.70)%
Fidelity VIP Growth (Pinnacle V)
	2015	28	15.73	448	0.03%	1.55%	5.25%
	2014	31	14.95	461	0.00%	1.55%	9.29%
	2013	38	13.67	520	0.14%	1.55%	33.90%
	2012	50	10.21	516	0.38%	1.55%	12.62%
	2011	50	9.07	449	0.51%	1.55%	(1.58)%
Fidelity VIP High Income (AdvantEdge)
	2015	3	13.42	43	1.29%	1.15%	(5.40)%
	2014	3	14.19	43	0.66%	1.60%	(0.71)%
	2013	44	14.29	622	5.38%	1.60%	4.01%
	2012	51	13.74	703	5.64%	1.60%	12.14%
	2011	56	12.25	690	6.95%	1.60%	2.06%
Fidelity VIP High Income (AnnuiChoice II)
	2015	8	14.35	118	6.38%	1.15%	(4.97)%
	2014	8	15.10	122	7.55%	1.15%	(0.26)%
	2013	4	15.14	66	4.78%	1.15%	4.48%
	2012	6	14.49	81	6.07%	1.15%	12.66%
	2011	5	12.86	67	8.54%	1.15%	2.53%
Fidelity VIP High Income (AnnuiChoice)
	2015	9	20.57	195	6.30%	1.00%	(4.83)%
	2014	10	21.61	220	5.72%	1.00%	(0.10)%
	2013	9	21.64	201	5.72%	1.00%	4.64%
	2012	10	20.68	201	4.82%	1.00%	12.83%
	2011	15	18.33	266	5.48%	1.00%	2.68%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (GrandMaster flex3)
	2015	2	$17.94	$44	0.85%	1.55%	(5.35)%
	2014	6	18.95	111	0.63%	1.55%	(0.66)%
	2013	92	19.08	1,749	5.79%	1.55%	4.06%
	2012	94	18.33	1,721	5.73%	1.55%	12.20%
	2011	101	16.34	1,648	7.15%	1.55%	2.11%
Fidelity VIP High Income (IQ3)
	2015	14	16.16	230	0.95%	1.45%	(5.26)%
	2014	16	17.06	280	0.39%	1.45%	(0.56)%
	2013	407	17.15	6,976	5.77%	1.45%	4.17%
	2012	417	16.47	6,866	5.87%	1.45%	12.31%
	2011	428	14.66	6,271	6.83%	1.45%	2.22%
Fidelity VIP High Income (Pinnacle)
	2015	2	15.95	25	5.39%	1.55%	(5.16)%
	2014	2	16.82	42	5.05%	1.35%	(0.46)%
	2013	3	16.90	48	5.65%	1.35%	4.27%
	2012	3	16.21	50	5.21%	1.35%	12.43%
	2011	4	14.42	57	5.43%	1.35%	2.32%
Fidelity VIP High Income (Pinnacle IV)
	2015	11	18.17	203	5.01%	1.45%	(5.26)%
	2014	13	19.18	252	3.75%	1.45%	(0.56)%
	2013	29	19.29	557	5.30%	1.45%	4.17%
	2012	35	18.52	645	5.62%	1.45%	12.31%
	2011	39	16.49	641	5.88%	1.45%	2.22%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)
	2015	3	11.49	37	13.90%	1.15%	(4.97)%
	2014	*-	12.09	1	0.22%	1.15%	(0.26)%
	2013	2	12.12	29	0.85%	1.15%	4.48%
Fidelity VIP High Income (Pinnacle Plus)
	2015	7	16.46	114	5.26%	1.67%	(5.47)%
	2014	10	17.41	171	4.18%	1.67%	(0.78)%
	2013	16	17.54	279	2.03%	1.67%	3.93%
	2012	88	16.88	1,492	9.50%	1.67%	12.06%
	2011	16	15.06	248	6.50%	1.67%	1.99%
Fidelity VIP High Income (Pinnacle V)
	2015	26	12.71	325	5.26%	1.55%	(5.35)%
	2014	30	13.43	409	4.31%	1.55%	(0.66)%
	2013	33	13.52	451	6.08%	1.55%	4.06%
	2012	31	12.99	397	6.24%	1.55%	12.20%
	2011	27	11.58	309	6.41%	1.55%	2.11%
Fidelity VIP II Index 500 (Pinnacle)
	2015	43	14.30	612	1.74%	1.35%	(0.28)%
	2014	51	14.34	738	1.98%	1.35%	11.76%
	2013	40	12.83	507	2.03%	1.35%	30.13%
	2012	77	9.86	759	3.42%	1.35%	14.06%
	2011	52	8.64	452	4.05%	1.35%	0.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle IV)
	2015	185	$14.17	$2,624	1.74%	1.45%	(0.38)%
	2014	202	14.23	2,880	1.79%	1.45%	11.65%
	2013	200	12.74	2,552	2.75%	1.45%	30.00%
	2012	275	9.80	2,693	3.25%	1.45%	13.95%
	2011	298	8.60	2,565	4.19%	1.45%	0.31%
Fidelity VIP II Index 500 (Pinnacle V)
	2015	466	13.78	6,417	1.92%	1.55%	(0.48)%
	2014	412	13.85	5,706	1.79%	1.55%	11.53%
	2013	325	12.42	4,037	2.86%	1.55%	29.87%
	2012	200	9.56	1,910	3.28%	1.55%	13.83%
	2011	194	8.40	1,631	4.16%	1.55%	0.21%
Fidelity VIP Index 500 (AdvantEdge)
	2015	59	15.44	908	1.68%	1.60%	(0.53)%
	2014	67	15.52	1,042	1.54%	1.60%	11.48%
	2013	65	13.92	904	2.73%	1.60%	29.80%
	2012	56	10.73	596	3.33%	1.60%	13.77%
	2011	51	9.43	480	4.17%	1.60%	0.16%
Fidelity VIP Index 500 (AnnuiChoice II)
	2015	160	14.55	2,334	2.34%	1.15%	(0.08)%
	2014	79	14.56	1,144	1.81%	1.15%	11.99%
	2013	52	13.01	676	2.72%	1.15%	30.39%
	2012	46	9.97	455	3.38%	1.15%	14.30%
	2011	32	8.73	280	4.21%	1.15%	0.62%
Fidelity VIP Index 500 (AnnuiChoice)
	2015	25	18.55	465	2.10%	1.00%	0.07%
	2014	21	18.54	388	1.47%	1.00%	12.16%
	2013	21	16.53	349	2.36%	1.00%	30.59%
	2012	37	12.66	473	3.22%	1.00%	14.47%
	2011	41	11.06	456	4.07%	1.00%	0.77%
Fidelity VIP Index 500 (Grandmaster flex3)
	2015	26	14.05	362	1.75%	1.55%	(0.48)%
	2014	28	14.12	401	1.55%	1.55%	11.53%
	2013	29	12.66	368	2.65%	1.55%	29.87%
	2012	33	9.75	324	3.33%	1.55%	13.83%
	2011	35	8.56	303	4.26%	1.55%	0.21%
Fidelity VIP Index 500 (Grandmaster)
	2015	175	14.30	2,496	1.88%	1.35%	(0.28)%
	2014	178	14.34	2,555	2.63%	1.35%	11.76%
	2013	96	12.83	1,228	1.99%	1.35%	30.13%
	2012	183	9.86	1,806	3.44%	1.35%	14.06%
Fidelity VIP Index 500 (IQ3)
	2015	39	15.93	614	1.63%	1.45%	(0.38)%
	2014	53	16.00	854	1.50%	1.45%	11.65%
	2013	50	14.33	720	2.72%	1.45%	30.00%
	2012	50	11.02	547	3.23%	1.45%	13.95%
	2011	53	9.67	513	4.10%	1.45%	0.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)
	2015	34	$17.86	$602	1.85%	1.15%	(0.08)%
	2014	31	17.87	553	1.93%	1.15%	11.99%
	2013	7	15.96	104	3.08%	1.15%	30.39%
Fidelity VIP Index 500 (Pinnacle Plus)
	2015	38	20.48	769	1.56%	1.67%	(0.60)%
	2014	52	20.61	1,079	1.61%	1.67%	11.40%
	2013	65	18.50	1,211	1.93%	1.67%	29.71%
	2012	163	14.26	2,319	3.56%	1.67%	13.69%
	2011	82	12.54	1,030	6.02%	1.67%	0.09%
Fidelity VIP Investment Grade Bond (AdvantEdge)
	2015	61	12.23	743	2.39%	1.60%	(2.43)%
	2014	65	12.54	810	2.06%	1.60%	3.93%
	2013	60	12.06	727	3.89%	1.60%	(3.63)%
	2012	44	12.52	552	5.38%	1.60%	3.91%
	2011	34	12.05	414	6.56%	1.60%	5.33%
Fidelity VIP Investment Grade Bond (AnnuiChoice II)
	2015	79	13.24	1,052	3.04%	1.15%	(1.99)%
	2014	52	13.51	699	2.41%	1.15%	4.40%
	2013	36	12.94	463	3.89%	1.15%	(3.19)%
	2012	26	13.36	351	4.92%	1.15%	4.38%
	2011	26	12.80	336	6.29%	1.15%	5.81%
Fidelity VIP Investment Grade Bond (AnnuiChoice)
	2015	9	16.45	156	1.99%	1.15%	(1.84)%
	2014	13	16.76	213	2.00%	1.00%	4.56%
	2013	13	16.03	206	3.22%	1.00%	(3.05)%
	2012	14	16.54	240	3.63%	1.00%	4.54%
	2011	32	15.82	505	5.37%	1.00%	5.97%
Fidelity VIP Investment Grade Bond (GrandMaster flex3)
	2015	5	13.33	62	2.36%	1.55%	(2.39)%
	2014	6	13.66	85	1.37%	1.55%	3.98%
	2013	11	13.13	147	0.75%	1.55%	(3.58)%
	2012	90	13.62	1,226	6.68%	1.55%	3.96%
	2011	28	13.10	362	4.88%	1.55%	5.38%
Fidelity VIP Investment Grade Bond (GrandMaster)
	2015	34	12.64	426	2.64%	1.35%	(2.19)%
	2014	31	12.93	395	1.93%	1.35%	4.19%
	2013	38	12.41	466	3.23%	1.35%	(3.39)%
	2012	42	12.84	540	5.71%	1.35%	4.17%
	2011	29	12.33	358	4.87%	1.35%	5.60%
Fidelity VIP Investment Grade Bond (IQ3)
	2015	18	15.68	279	1.96%	1.45%	(2.29)%
	2014	26	16.05	421	1.82%	1.45%	4.09%
	2013	33	15.42	516	3.12%	1.45%	(3.49)%
	2012	40	15.97	638	5.01%	1.45%	4.07%
	2011	42	15.35	652	5.72%	1.45%	5.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle)
	2015	10	$13.65	$138	2.14%	1.35%	(2.19)%
	2014	13	13.96	186	1.87%	1.35%	4.19%
	2013	14	13.39	186	3.06%	1.35%	(3.39)%
	2012	17	13.86	236	4.46%	1.35%	4.17%
	2011	23	13.31	305	4.99%	1.35%	5.60%
Fidelity VIP Investment Grade Bond (Pinnacle IV)
	2015	45	13.49	601	1.90%	1.45%	(2.29)%
	2014	72	13.81	995	1.67%	1.45%	4.09%
	2013	98	13.26	1,303	2.66%	1.45%	(3.49)%
	2012	155	13.74	2,127	4.63%	1.45%	4.07%
	2011	181	13.21	2,396	5.46%	1.45%	5.49%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)
	2015	1	13.79	17	1.96%	1.10%	(1.94)%
	2014	2	14.06	29	1.97%	1.10%	4.46%
	2013	2	13.46	29	3.36%	1.10%	(3.14)%
	2012	2	13.90	32	8.22%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2015	7	10.77	81	2.52%	1.15%	(1.99)%
	2014	7	10.99	81	1.68%	1.15%	4.40%
	2013	4	10.52	41	3.28%	1.15%	(3.19)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus)
	2015	340	13.08	4,442	12.47%	1.67%	(2.50)%
	2014	6	13.42	78	1.53%	1.67%	3.86%
	2013	17	12.92	215	0.74%	1.67%	(3.70)%
	2012	151	13.41	2,024	6.95%	1.67%	3.83%
	2011	38	12.92	488	5.79%	1.67%	5.25%
Fidelity VIP Investment Grade Bond (Pinnacle V)
	2015	655	12.46	8,165	2.72%	1.55%	(2.39)%
	2014	513	12.77	6,545	2.14%	1.55%	3.98%
	2013	443	12.28	5,437	4.02%	1.55%	(3.58)%
	2012	310	12.74	3,949	5.18%	1.55%	3.96%
	2011	263	12.25	3,228	5.70%	1.55%	5.38%
Fidelity VIP Mid Cap (AdvantEdge)
	2015	43	14.87	632	0.24%	1.60%	(3.20)%
	2014	47	15.36	726	0.02%	1.60%	4.34%
	2013	58	14.73	853	13.13%	1.60%	33.70%
	2012	65	11.01	720	8.54%	1.60%	12.72%
	2011	71	9.77	692	0.27%	1.60%	(12.28)%
Fidelity VIP Mid Cap (AnnuiChoice II)
	2015	45	17.13	770	0.28%	1.15%	(2.76)%
	2014	34	17.61	596	0.02%	1.15%	4.81%
	2013	33	16.80	547	13.45%	1.15%	34.31%
	2012	34	12.51	431	6.20%	1.15%	13.24%
	2011	66	11.05	727	0.26%	1.15%	(11.88)%
Fidelity VIP Mid Cap (AnnuiChoice)
	2015	8	33.57	280	0.25%	1.00%	(2.61)%
	2014	9	34.47	295	0.02%	1.00%	4.97%
	2013	11	32.84	352	11.93%	1.00%	34.51%
	2012	15	24.42	377	6.07%	1.00%	13.41%
	2011	31	21.53	662	0.21%	1.00%	(11.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3)
	2015	9	$30.15	$271	0.25%	1.55%	(3.15)%
	2014	10	31.13	302	0.02%	1.55%	4.39%
	2013	15	29.82	442	13.84%	1.55%	33.77%
	2012	15	22.29	323	7.20%	1.55%	12.78%
	2011	22	19.77	428	0.17%	1.55%	(12.23)%
Fidelity VIP Mid Cap (Grandmaster)
	2015	17	25.34	438	0.26%	1.35%	(2.96)%
	2014	16	26.11	427	0.02%	1.35%	4.60%
	2013	16	24.96	401	13.93%	1.35%	34.04%
	2012	16	18.62	295	8.43%	1.35%	13.01%
	2011	18	16.48	290	0.13%	1.35%	(12.05)%
Fidelity VIP Mid Cap (IQ Annuity)
	2015	30	30.53	917	0.24%	1.45%	(3.05)%
	2014	32	31.49	1,012	0.02%	1.45%	4.50%
	2013	36	30.14	1,081	13.60%	1.45%	33.90%
	2012	37	22.51	830	8.21%	1.45%	12.89%
	2011	43	19.94	862	0.19%	1.45%	(12.14)%
Fidelity VIP Mid Cap (Pinnacle)
	2015	25	14.80	372	0.23%	1.35%	(2.96)%
	2014	30	15.25	450	0.02%	1.35%	4.60%
	2013	33	14.58	488	13.71%	1.35%	34.04%
	2012	34	10.88	366	8.50%	1.35%	13.01%
	2011	37	9.63	355	0.16%	1.35%	(12.05)%
Fidelity VIP Mid Cap (Pinnacle IV)
	2015	32	31.06	992	0.22%	1.45%	(3.05)%
	2014	40	32.04	1,294	0.02%	1.45%	4.50%
	2013	67	30.66	2,065	12.49%	1.45%	33.90%
	2012	91	22.90	2,083	7.27%	1.45%	12.89%
	2011	139	20.28	2,818	0.17%	1.45%	(12.14)%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)
	2015	40	14.18	564	0.25%	1.15%	(2.76)%
	2014	38	14.58	547	0.03%	1.15%	4.81%
	2013	5	13.91	71	14.50%	1.15%	34.31%
	2012	4	10.36	45	16.69%	1.15%	13.24%
Fidelity VIP Mid Cap (Pinnacle Plus)
	2015	14	29.85	426	0.20%	1.67%	(3.27)%
	2014	21	30.86	639	0.01%	1.67%	4.26%
	2013	88	29.60	2,610	16.73%	1.67%	33.60%
	2012	51	22.16	1,139	7.58%	1.67%	12.64%
	2011	70	19.67	1,377	0.15%	1.67%	(12.34)%
Fidelity VIP Mid Cap (Pinnacle V)
	2015	126	14.43	1,812	0.23%	1.55%	(3.15)%
	2014	140	14.90	2,088	0.02%	1.55%	4.39%
	2013	157	14.27	2,241	13.35%	1.55%	33.77%
	2012	155	10.67	1,657	7.66%	1.55%	12.78%
	2011	208	9.46	1,964	0.21%	1.55%	(12.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AdvantEdge)
	2015	36	$9.44	$342	1.10%	1.60%	1.64%
	2014	41	9.28	377	1.15%	1.60%	(9.76)%
	2013	38	10.29	386	1.39%	1.60%	28.09%
	2012	45	8.03	358	2.12%	1.60%	18.44%
	2011	46	6.78	313	1.67%	1.60%	(18.66)%
Fidelity VIP Overseas (AnnuiChoice II)
	2015	24	11.28	272	1.34%	1.15%	2.11%
	2014	18	11.04	203	1.14%	1.15%	(9.35)%
	2013	19	12.18	229	1.51%	1.15%	28.67%
	2012	18	9.47	175	2.03%	1.15%	18.99%
Fidelity VIP Overseas (AnnuiChoice)
	2015	9	17.15	158	0.99%	1.00%	2.26%
	2014	11	16.77	188	1.05%	1.00%	(9.21)%
	2013	13	18.47	235	1.68%	1.00%	28.87%
	2012	10	14.34	140	1.37%	1.00%	19.17%
Fidelity VIP Overseas (GrandMaster flex3)
	2015	8	14.92	115	1.15%	1.55%	1.70%
	2014	7	14.68	105	0.98%	1.55%	(9.72)%
	2013	9	16.25	140	1.44%	1.55%	28.15%
	2012	9	12.68	120	1.92%	1.55%	18.50%
	2011	12	10.70	126	1.17%	1.55%	(18.62)%
Fidelity VIP Overseas (GrandMaster)
	2015	18	9.29	163	0.92%	1.35%	1.90%
	2014	23	9.11	210	0.57%	1.35%	(9.53)%
	2013	79	10.07	794	2.18%	1.35%	28.41%
	2012	23	7.84	182	1.96%	1.35%	18.75%
Fidelity VIP Overseas (IQ3)
	2015	29	12.94	372	1.13%	1.45%	1.80%
	2014	29	12.71	372	1.09%	1.45%	(9.63)%
	2013	30	14.06	423	1.46%	1.45%	28.28%
	2012	32	10.96	352	2.06%	1.45%	18.63%
Fidelity VIP Overseas (Pinnacle)
	2015	23	15.28	354	1.08%	1.35%	1.90%
	2014	24	15.00	367	0.89%	1.35%	(9.53)%
	2013	36	16.58	597	1.67%	1.35%	28.41%
	2012	28	12.91	365	1.72%	1.35%	18.75%
	2011	43	10.87	469	1.28%	1.35%	(18.45)%
Fidelity VIP Overseas (Pinnacle IV)
	2015	29	15.10	433	1.05%	1.45%	1.80%
	2014	31	14.84	467	0.67%	1.45%	(9.63)%
	2013	63	16.42	1,031	1.60%	1.45%	28.28%
	2012	55	12.80	709	1.56%	1.45%	18.63%
	2011	100	10.79	1,083	1.27%	1.45%	(18.54)%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2015	6	12.02	76	2.21%	1.15%	2.11%
	2014	3	11.77	38	1.55%	1.15%	(9.35)%
	2013	1	12.98	8	2.67%	1.15%	28.67%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle Plus)
	2015	9	$18.22	$173	1.03%	1.67%	1.57%
	2014	13	17.94	238	0.82%	1.67%	(9.83)%
	2013	23	19.89	462	1.61%	1.67%	28.00%
	2012	22	15.54	335	2.06%	1.67%	18.36%
Fidelity VIP Overseas (Pinnacle V)
	2015	95	8.97	854	1.04%	1.55%	1.70%
	2014	109	8.82	965	1.05%	1.55%	(9.72)%
	2013	118	9.77	1,153	1.56%	1.55%	28.15%
	2012	90	7.62	686	1.91%	1.55%	18.50%
	2011	113	6.43	728	1.42%	1.55%	(18.62)%
Fidelity VIP Target Volatility (AnnuiChoice II)
	2015	1	10.49	8	1.12%	1.15%	(2.47)%
Fidelity VIP Target Volatility (Pinnacle V)
	2015	22	10.41	231	1.52%	1.55%	(2.87)%
	2014	5	10.71	59	0.53%	1.55%	4.11%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)
	2015	2	13.56	27	0.00%	1.60%	(6.51)%
	2014	3	14.50	46	0.00%	1.60%	10.57%
	2013	1	13.12	7	0.00%	1.60%	35.67%
	2012	1	9.67	5	0.00%	1.60%	16.72%
	2011	1	8.28	6	0.00%	1.60%	(17.17)%
Columbia VIT Mid Cap Value (AnnuiChoice II)
	2015	23	13.85	315	0.00%	1.15%	(6.08)%
	2014	1	14.75	19	0.00%	1.15%	11.07%
	2013	2	13.28	21	0.00%	1.15%	36.28%
Columbia VIT Mid Cap Value (Annuichoice)
	2015	*-	13.95	5	0.00%	1.00%	(5.94)%
	2014	*-	14.83	4	0.00%	1.00%	11.24%
	2013	*-	13.33	4	0.00%	1.00%	36.49%
Columbia VIT Mid Cap Value (Grandmaster flex3)
	2015	12	13.59	165	0.00%	1.55%	(6.46)%
	2014	15	14.53	215	0.00%	1.55%	10.62%
	2013	16	13.13	204	0.00%	1.55%	35.73%
	2012	1	9.68	10	0.00%	1.55%	16.78%
	2011	1	8.29	8	0.00%	1.55%	(17.14)%
Columbia VIT Mid Cap Value (Grandmaster)
	2015	*-	13.72	1	0.00%	1.35%	(6.27)%
	2014	3	14.64	42	0.00%	1.35%	10.85%
	2013	*-	13.21	3	0.00%	1.35%	36.01%
	2012	*-	9.71	*-	0.00%	1.35%	17.02%
	2011	5	8.30	44	0.00%	1.35%	(17.03)%
Columbia VIT Mid Cap Value (Pinnacle)
	2015	3	13.72	34	0.00%	1.35%	(6.27)%
	2014	4	14.64	52	0.00%	1.35%	10.85%
	2013	3	13.21	38	0.00%	1.35%	36.01%
	2012	3	9.71	29	0.00%	1.35%	17.02%
	2011	3	8.30	26	0.00%	1.35%	(17.03)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle IV)
	2015	3	$13.66	$42	0.00%	1.45%	(6.36)%
	2014	3	14.58	51	0.00%	1.45%	10.74%
	2013	4	13.17	52	0.00%	1.45%	35.87%
	2012	2	9.69	20	0.00%	1.45%	16.90%
	2011	2	8.29	17	0.00%	1.45%	(17.08)%
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2015	2	13.85	28	0.00%	1.15%	(6.08)%
	2014	2	14.75	24	0.00%	1.15%	11.07%
Columbia VIT Mid Cap Value (Pinnacle Plus)
	2015	12	13.51	158	0.00%	1.67%	(6.57)%
	2014	15	14.46	223	0.00%	1.67%	10.49%
	2013	119	13.09	1,557	0.00%	1.67%	35.57%
	2012	10	9.66	101	0.00%	1.67%	16.64%
	2011	11	8.28	89	0.00%	1.67%	(17.21)%
Columbia VIT Mid Cap Value (Pinnacle V)
	2015	16	13.59	213	0.00%	1.55%	(6.46)%
	2014	14	14.53	208	0.00%	1.55%	10.62%
	2013	9	13.13	120	0.00%	1.55%	35.73%
	2012	5	9.68	45	0.00%	1.55%	16.78%
	2011	3	8.29	22	0.00%	1.55%	(17.14)%
Franklin Growth and Income VIP Fund (Pinnacle)
	2015	98	20.71	2,026	3.61%	1.35%	(1.96)%
	2014	118	21.13	2,501	2.62%	1.35%	7.92%
	2013	132	19.58	2,585	2.72%	1.35%	28.21%
	2012	149	15.27	2,282	3.19%	1.35%	11.01%
	2011	169	13.75	2,327	3.98%	1.35%	1.26%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2015	*-	20.92	8	3.34%	1.10%	(1.71)%
	2014	*-	21.28	9	2.59%	1.10%	8.19%
	2013	*-	19.67	9	2.76%	1.10%	28.53%
	2012	*-	15.30	7	5.95%	1.10%	4.77%
Franklin Income VIP Fund (Pinnacle)
	2015	188	21.58	4,056	4.77%	1.35%	(8.09)%
	2014	215	23.49	5,043	5.12%	1.35%	3.51%
	2013	240	22.69	5,448	6.36%	1.35%	12.64%
	2012	288	20.14	5,813	6.59%	1.35%	11.38%
	2011	353	18.09	6,376	5.94%	1.35%	1.33%
Franklin Income VIP Fund (Pinnacle II Reduced M&E)
	2015	11	21.80	249	4.74%	1.10%	(7.86)%
	2014	11	23.66	270	5.05%	1.10%	3.77%
	2013	11	22.80	260	6.41%	1.10%	12.93%
	2012	11	20.19	230	12.37%	1.10%	8.07%
JP Morgan IT Mid Cap Value (AnnuiChoice)
	2015	*-	27.91	2	1.04%	1.00%	(3.63)%
	2014	*-	28.96	2	0.80%	1.00%	13.96%
	2013	*-	25.41	2	2.16%	1.00%	30.98%
	2012	*-	19.40	1	1.03%	1.00%	19.17%
	2011	*-	16.28	1	2.60%	1.00%	1.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (GrandMaster flex3)
	2015	3	$26.89	$94	0.94%	1.55%	(4.16)%
	2014	4	28.06	116	0.83%	1.55%	13.32%
	2013	5	24.76	120	2.17%	1.55%	30.25%
	2012	5	19.01	94	1.05%	1.55%	18.50%
	2011	5	16.04	82	1.44%	1.55%	0.58%
JP Morgan IT Mid Cap Value (Grandmaster)
	2015	3	27.26	75	0.99%	1.35%	(3.97)%
	2014	3	28.38	81	0.78%	1.35%	13.55%
	2013	3	24.99	75	2.17%	1.35%	30.52%
	2012	3	19.15	60	1.11%	1.35%	18.74%
	2011	3	16.13	56	1.37%	1.35%	0.79%
JP Morgan IT Mid Cap Value (IQ3)
	2015	2	27.07	58	0.99%	1.45%	(4.07)%
	2014	2	28.22	61	0.78%	1.45%	13.44%
	2013	2	24.88	54	2.14%	1.45%	30.38%
	2012	2	19.08	41	1.06%	1.45%	18.62%
	2011	2	16.08	35	1.41%	1.45%	0.68%
JP Morgan IT Mid Cap Value (Pinnacle)
	2015	3	27.26	91	0.99%	1.35%	(3.97)%
	2014	3	28.38	95	0.81%	1.35%	13.55%
	2013	4	24.99	109	2.16%	1.35%	30.52%
	2012	5	19.15	92	1.24%	1.35%	18.74%
	2011	7	16.13	107	1.26%	1.35%	0.79%
JP Morgan IT Mid Cap Value (Pinnacle IV)
	2015	21	27.07	575	1.00%	1.45%	(4.07)%
	2014	24	28.22	684	0.78%	1.45%	13.44%
	2013	27	24.88	678	2.20%	1.45%	30.39%
	2012	30	19.08	570	1.23%	1.45%	18.62%
	2011	43	16.08	693	1.36%	1.45%	0.68%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2015	12	18.56	230	0.86%	1.15%	(3.77)%
	2014	10	19.29	189	0.56%	1.15%	13.78%
	2013	3	16.96	44	0.00%	1.15%	30.78%
JP Morgan IT Mid Cap Value (Pinnacle Plus)
	2015	*-	26.67	4	1.56%	1.67%	(4.28)%
	2014	3	27.86	85	0.92%	1.67%	13.19%
	2013	10	24.62	249	2.37%	1.67%	30.09%
	2012	13	18.92	247	1.14%	1.67%	18.36%
	2011	16	15.99	250	1.40%	1.67%	0.46%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2015	*-	22.95	9	5.27%	1.55%	(2.65)%
	2014	*-	23.58	10	5.46%	1.55%	1.33%
	2013	*-	23.27	10	5.14%	1.55%	(10.16)%
	2012	*-	25.90	11	2.85%	1.55%	16.13%
	2011	*-	22.30	10	4.69%	1.55%	5.38%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (IQ3)
	2015	*-	$22.45	$1	5.29%	1.45%	(2.55)%
	2014	*-	23.03	1	5.44%	1.45%	1.44%
	2013	*-	22.71	1	5.14%	1.45%	(10.07)%
	2012	*-	25.25	2	2.83%	1.45%	16.24%
	2011	*-	21.72	1	5.66%	1.45%	5.49%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)
	2015	5	28.11	143	6.08%	1.35%	(2.45)%
	2014	8	28.81	225	5.54%	1.35%	1.54%
	2013	8	28.38	240	4.95%	1.35%	(9.98)%
	2012	9	31.52	294	2.69%	1.35%	16.36%
	2011	13	27.09	348	4.25%	1.35%	5.59%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2015	3	22.75	59	5.43%	1.45%	(2.55)%
	2014	3	23.34	70	5.35%	1.45%	1.44%
	2013	4	23.01	100	4.89%	1.45%	(10.07)%
	2012	9	25.59	233	2.96%	1.45%	16.24%
	2011	11	22.01	252	4.84%	1.45%	5.49%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)
	2015	*-	28.38	14	5.29%	1.10%	(2.20)%
	2014	*-	29.02	14	5.47%	1.10%	1.80%
	2013	*-	28.51	14	5.15%	1.10%	(9.75)%
	2012	*-	31.59	15	5.30%	1.10%	12.76%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2015	*-	14.58	5	1.34%	1.15%	1.00%
	2014	*-	14.44	5	1.44%	1.15%	28.23%
	2013	*-	11.26	4	1.07%	1.15%	0.88%
	2012	*-	11.16	4	0.89%	1.15%	14.50%
	2011	*-	9.75	4	1.18%	1.15%	4.71%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2015	*-	34.68	1	0.23%	1.00%	1.15%
	2014	1	34.28	30	1.45%	1.00%	28.43%
	2013	1	26.69	28	1.11%	1.00%	1.03%
	2012	1	26.42	31	0.96%	1.00%	14.67%
	2011	2	23.04	35	0.94%	1.00%	4.86%
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)
	2015	4	32.01	119	1.34%	1.55%	0.59%
	2014	4	31.83	123	1.43%	1.55%	27.71%
	2013	4	24.92	107	1.13%	1.55%	0.47%
	2012	5	24.80	116	0.82%	1.55%	14.03%
	2011	6	21.75	124	0.89%	1.55%	4.28%
Morgan Stanley UIF U.S. Real Estate (IQ3)
	2015	2	32.43	75	1.34%	1.45%	0.69%
	2014	2	32.21	74	1.32%	1.45%	27.84%
	2013	3	25.20	81	1.12%	1.45%	0.57%
	2012	3	25.05	80	0.81%	1.45%	14.15%
	2011	4	21.95	84	0.78%	1.45%	4.39%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle)
	2015	11	$43.44	$468	1.28%	1.35%	0.79%
	2014	18	43.10	774	1.23%	1.35%	27.97%
	2013	14	33.68	484	1.11%	1.35%	0.68%
	2012	19	33.45	640	0.90%	1.35%	14.27%
	2011	23	29.28	679	0.72%	1.35%	4.49%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2015	22	34.75	777	1.36%	1.45%	0.69%
	2014	41	34.52	1,415	1.45%	1.45%	27.84%
	2013	48	27.00	1,286	1.12%	1.45%	0.58%
	2012	50	26.84	1,338	0.90%	1.45%	14.15%
	2011	58	23.52	1,353	0.82%	1.45%	4.39%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)
	2015	6	10.12	65	0.45%	1.60%	(2.65)%
American Funds Managed Risk Asset Allocation (AnnuiChoice)
	2015	*-	10.25	*-	1.06%	1.00%	(2.06)%
	2014	*-	10.46	*-	0.00%	1.00%	1.88%
American Funds Managed Risk Asset Allocation (AnnuiChoice II)
	2015	10	10.22	98	1.43%	1.60%	(2.21)%
	2014	7	10.45	70	0.12%	1.15%	1.73%
American Funds Managed Risk Asset Allocation (GrandMaster flex3)
	2015	1	10.13	5	1.66%	1.55%	(2.60)%
	2014	*-	10.40	2	0.12%	1.55%	1.31%
American Funds Managed Risk Asset Allocation (Pinnacle)
	2015	*-	10.17	1	0.20%	1.55%	(2.41)%
	2014	1	10.43	10	0.07%	1.35%	1.52%
American Funds Managed Risk Asset Allocation (Pinnacle IV)
	2015	1	10.15	13	1.50%	1.45%	(2.50)%
	2014	2	10.41	20	0.10%	1.45%	1.42%
American Funds Managed Risk Asset Allocation (Pinnacle V)
	2015	134	10.13	1,360	1.59%	1.55%	(2.60)%
	2014	75	10.40	781	0.14%	1.55%	1.31%
Columbia VIT Small Cap Value Class 2 (AdvantEdge)
	2015	9	19.39	165	0.59%	1.60%	(7.82)%
	2014	11	21.03	235	0.34%	1.60%	1.40%
	2013	17	20.74	352	1.04%	1.60%	31.90%
	2012	16	15.72	252	4.36%	1.60%	9.47%
	2011	18	14.36	263	18.44%	1.60%	(7.63)%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)
	2015	5	19.99	109	0.59%	1.15%	(7.39)%
	2014	4	21.58	89	0.49%	1.15%	1.87%
	2013	2	21.19	41	0.89%	1.15%	32.50%
	2012	1	15.99	18	3.81%	1.15%	9.97%
	2011	1	14.54	11	17.99%	1.15%	(7.21)%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)
	2015	1	19.45	14	0.57%	1.55%	(7.77)%
	2014	1	21.09	16	0.51%	1.55%	1.45%
	2013	*-	20.79	3	1.02%	1.55%	31.96%
	2012	*-	15.75	2	9.40%	1.55%	9.52%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value Class 2 (Grandmaster)
	2015	2	$19.72	$46	0.55%	1.35%	(7.58)%
	2014	2	21.34	43	0.47%	1.35%	1.66%
	2013	2	20.99	34	1.03%	1.35%	32.23%
	2012	1	15.87	24	2.31%	1.35%	9.75%
	2011	5	14.46	72	11.80%	1.35%	(7.40)%
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)
	2015	4	19.30	86	0.55%	1.67%	(7.88)%
	2014	5	20.95	102	0.46%	1.67%	1.33%
	2013	5	20.67	107	1.05%	1.67%	31.80%
	2012	6	15.68	95	6.21%	1.67%	9.39%
	2011	7	14.34	105	16.05%	1.67%	(7.69)%
Columbia VIT Small Cap Value Class 2 (Pinnacle)
	2015	1	19.72	12	0.49%	1.35%	(7.58)%
	2014	*-	21.34	7	0.47%	1.35%	1.66%
	2013	*-	20.99	7	54.78%	1.35%	32.23%
	2012	*-	15.87	4	3.95%	1.35%	9.75%
	2011	2	14.46	23	18.46%	1.35%	(7.40)%
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)
	2015	2	19.59	37	0.57%	1.45%	(7.68)%
	2014	2	21.21	42	0.44%	1.45%	1.56%
	2013	2	20.89	49	0.40%	1.45%	32.10%
	2012	*-	15.81	6	1.37%	1.45%	9.63%
	2011	3	14.42	38	20.16%	1.45%	(7.49)%
Columbia VIT Small Cap Value Class 2 (Pinnacle V)
	2015	27	19.45	527	0.61%	1.55%	(7.77)%
	2014	19	21.09	404	0.50%	1.55%	1.45%
	2013	13	20.79	267	0.88%	1.55%	31.96%
	2012	6	15.75	90	4.42%	1.55%	9.52%
	2011	6	14.38	85	13.78%	1.55%	(7.58)%
Franklin Growth and Income VIP Fund (AdvantEdge)
	2015	9	14.21	130	3.37%	1.60%	(2.49)%
	2014	10	14.58	147	2.39%	1.60%	7.39%
	2013	11	13.57	147	2.61%	1.60%	27.53%
	2012	12	10.64	126	3.00%	1.60%	10.43%
	2011	12	9.64	113	3.67%	1.60%	0.77%
Franklin Growth and Income VIP Fund (AnnuiChoice II)
	2015	24	14.52	355	3.46%	1.15%	(2.05)%
	2014	18	14.83	263	2.19%	1.15%	7.88%
	2013	12	13.74	165	2.49%	1.15%	28.12%
	2012	12	10.73	126	3.46%	1.15%	10.94%
	2011	8	9.67	80	3.56%	1.15%	1.23%
Franklin Growth and Income VIP Fund (AnnuiChoice)
	2015	8	20.98	165	3.41%	1.00%	(1.90)%
	2014	9	21.39	189	2.52%	1.00%	8.05%
	2013	10	19.79	207	4.23%	1.00%	28.31%
	2012	59	15.43	914	2.99%	1.00%	11.10%
	2011	66	13.88	913	3.85%	1.00%	1.38%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (GrandMaster flex3)
	2015	13	$19.52	$260	3.50%	1.55%	(2.44)%
	2014	15	20.01	304	2.63%	1.55%	7.45%
	2013	20	18.62	371	1.83%	1.55%	27.60%
	2012	33	14.59	475	2.56%	1.55%	10.48%
	2011	35	13.21	465	3.58%	1.55%	0.82%
Franklin Growth and Income VIP Fund (Grandmaster)
	2015	36	20.04	712	3.37%	1.35%	(2.25)%
	2014	37	20.50	754	2.31%	1.35%	7.66%
	2013	64	19.04	1,217	2.25%	1.35%	27.86%
	2012	52	14.89	777	2.70%	1.35%	10.71%
	2011	63	13.45	852	3.02%	1.35%	1.03%
Franklin Growth and Income VIP Fund (IQ Annuity)
	2015	36	19.78	713	3.59%	1.45%	(2.35)%
	2014	43	20.25	865	2.43%	1.45%	7.55%
	2013	48	18.83	897	2.51%	1.45%	27.73%
	2012	49	14.74	719	2.99%	1.45%	10.60%
	2011	52	13.33	694	3.67%	1.45%	0.93%
Franklin Growth and Income VIP Fund (Pinnacle)
	2015	57	12.43	710	3.28%	1.35%	(2.25)%
	2014	63	12.72	801	2.34%	1.35%	7.66%
	2013	70	11.81	824	2.65%	1.35%	27.86%
	2012	78	9.24	721	2.95%	1.35%	10.71%
	2011	105	8.34	877	2.85%	1.35%	1.03%
Franklin Growth and Income VIP Fund (Pinnacle IV)
	2015	82	19.78	1,612	3.43%	1.45%	(2.34)%
	2014	94	20.25	1,911	2.37%	1.45%	7.55%
	2013	126	18.83	2,381	2.50%	1.45%	27.73%
	2012	162	14.74	2,387	3.22%	1.45%	10.60%
	2011	235	13.33	3,137	3.64%	1.45%	0.93%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2015	*-	12.55	*-	0.34%	1.10%	(2.00)%
	2014	*-	12.81	1	2.31%	1.10%	7.94%
	2013	*-	11.87	1	2.62%	1.10%	28.18%
	2012	*-	9.26	1	5.59%	1.10%	4.57%
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)
	2015	19	16.27	305	2.93%	1.15%	(2.05)%
	2014	11	16.61	188	2.81%	1.15%	7.88%
	2013	11	15.39	167	0.00%	1.15%	28.12%
Franklin Growth and Income VIP Fund (Pinnacle Plus)
	2015	9	18.42	168	3.76%	1.67%	(2.56)%
	2014	20	18.90	385	2.47%	1.67%	7.31%
	2013	40	17.61	696	2.65%	1.67%	27.44%
	2012	47	13.82	644	3.03%	1.67%	10.35%
	2011	46	12.52	580	3.21%	1.67%	0.70%
Franklin Growth and Income VIP Fund (Pinnacle V)
	2015	82	11.94	981	3.33%	1.55%	(2.44)%
	2014	90	12.24	1,100	2.38%	1.55%	7.45%
	2013	106	11.39	1,213	2.34%	1.55%	27.60%
	2012	95	8.93	845	3.03%	1.55%	10.48%
	2011	102	8.08	822	3.69%	1.55%	0.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (AdvantEdge)
	2015	18	$12.57	$227	5.15%	1.60%	(8.54)%
	2014	27	13.75	370	4.62%	1.60%	2.94%
	2013	22	13.35	295	5.55%	1.60%	12.12%
	2012	18	11.91	214	6.48%	1.60%	10.84%
	2011	21	10.74	224	6.24%	1.60%	0.75%
Franklin Income VIP Fund (AnnuiChoice II)
	2015	56	13.66	760	4.61%	1.15%	(8.12)%
	2014	46	14.87	679	4.78%	1.15%	3.41%
	2013	37	14.38	530	6.20%	1.15%	12.63%
	2012	31	12.77	394	6.49%	1.15%	11.35%
	2011	32	11.47	363	5.93%	1.15%	1.21%
Franklin Income VIP Fund (AnnuiChoice)
	2015	6	21.88	139	4.72%	1.00%	(7.98)%
	2014	7	23.78	172	5.52%	1.00%	3.57%
	2013	9	22.96	211	6.86%	1.00%	12.80%
	2012	13	20.35	255	6.25%	1.00%	11.52%
	2011	12	18.25	220	6.13%	1.00%	1.36%
Franklin Income VIP Fund (GrandMaster flex3)
	2015	50	20.35	1,017	4.69%	1.55%	(8.49)%
	2014	57	22.24	1,270	5.04%	1.55%	3.00%
	2013	71	21.60	1,534	6.23%	1.55%	12.18%
	2012	75	19.25	1,440	5.87%	1.55%	10.90%
	2011	100	17.36	1,730	5.88%	1.55%	0.80%
Franklin Income VIP Fund (Grandmaster)
	2015	32	20.90	677	4.70%	1.35%	(8.31)%
	2014	41	22.79	945	5.96%	1.35%	3.20%
	2013	43	22.08	953	6.56%	1.35%	12.40%
	2012	62	19.65	1,220	5.74%	1.35%	11.13%
	2011	73	17.68	1,284	5.43%	1.35%	1.01%
Franklin Income VIP Fund (IQ Annuity)
	2015	47	20.62	959	4.56%	1.45%	(8.40)%
	2014	51	22.51	1,144	5.04%	1.45%	3.10%
	2013	51	21.84	1,105	6.35%	1.45%	12.29%
	2012	56	19.45	1,095	5.99%	1.45%	11.01%
	2011	67	17.52	1,167	6.12%	1.45%	0.90%
Franklin Income VIP Fund (Pinnacle IV)
	2015	90	20.62	1,863	4.61%	1.45%	(8.40)%
	2014	108	22.51	2,439	5.16%	1.45%	3.10%
	2013	155	21.84	3,388	6.86%	1.45%	12.29%
	2012	194	19.45	3,773	6.58%	1.45%	11.01%
	2011	241	17.52	4,218	6.27%	1.45%	0.90%
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)
	2015	32	12.40	391	4.33%	1.15%	(8.12)%
	2014	22	13.49	297	4.99%	1.15%	3.41%
	2013	16	13.05	210	0.82%	1.15%	12.63%
	2012	1	11.58	14	0.00%	1.15%	11.35%
	2011	*-	10.40	*-	0.00%	1.15%	1.21%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Pinnacle Plus)
	2015	12	$17.82	$209	4.69%	1.67%	(8.61)%
	2014	31	19.49	609	8.62%	1.67%	2.87%
	2013	50	18.95	941	7.38%	1.67%	12.04%
	2012	59	16.91	996	6.36%	1.67%	10.76%
	2011	70	15.27	1,065	5.50%	1.67%	0.68%
Franklin Income VIP Fund (Pinnacle V)
	2015	652	11.59	7,560	4.67%	1.55%	(8.49)%
	2014	574	12.66	7,262	4.75%	1.55%	3.00%
	2013	383	12.29	4,713	6.51%	1.55%	12.18%
	2012	276	10.96	3,022	6.23%	1.55%	10.90%
	2011	240	9.88	2,367	5.98%	1.55%	0.80%
Franklin Large Cap Growth VIP Fund (AdvantEdge)
	2015	11	15.19	168	0.29%	1.60%	3.94%
	2014	14	14.61	203	1.08%	1.60%	10.66%
	2013	16	13.20	217	0.96%	1.60%	26.58%
	2012	15	10.43	158	1.04%	1.60%	10.57%
	2011	13	9.43	120	0.83%	1.60%	(3.08)%
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)
	2015	15	16.60	255	0.26%	1.15%	4.41%
	2014	14	15.89	230	1.00%	1.15%	11.17%
	2013	12	14.30	177	1.01%	1.15%	27.16%
	2012	11	11.24	129	0.84%	1.15%	11.07%
	2011	12	10.12	119	0.72%	1.15%	(2.64)%
Franklin Large Cap Growth VIP Fund (AnnuiChoice)
	2015	2	21.91	47	0.30%	1.00%	4.57%
	2014	4	20.96	78	1.07%	1.00%	11.34%
	2013	4	18.82	69	0.68%	1.00%	27.35%
	2012	3	14.78	44	0.79%	1.00%	11.24%
	2011	3	13.29	36	0.95%	1.00%	(2.49)%
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)
	2015	2	20.39	45	0.29%	1.55%	3.99%
	2014	1	19.60	10	1.27%	1.55%	10.72%
	2013	1	17.71	13	1.08%	1.55%	26.64%
	2012	1	13.98	11	1.16%	1.55%	10.62%
	2011	2	12.64	22	0.58%	1.55%	(3.03)%
Franklin Large Cap Growth VIP Fund (Grandmaster)
	2015	2	20.93	41	0.28%	1.35%	4.20%
	2014	2	20.09	37	0.50%	1.35%	10.94%
	2013	38	18.10	695	0.13%	1.35%	26.90%
	2012	3	14.27	38	0.93%	1.35%	10.85%
	2011	3	12.87	38	0.82%	1.35%	(2.83)%
Franklin Large Cap Growth VIP Fund (IQ Annuity)
	2015	10	20.66	198	0.32%	1.45%	4.09%
	2014	15	19.84	301	1.10%	1.45%	10.83%
	2013	12	17.90	215	0.93%	1.45%	26.77%
	2012	10	14.12	146	0.87%	1.45%	10.74%
	2011	17	12.75	213	0.68%	1.45%	(2.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle)
	2015	5	$20.93	$113	0.28%	1.35%	4.20%
	2014	6	20.09	126	0.82%	1.35%	10.94%
	2013	17	18.10	302	0.65%	1.35%	26.90%
	2012	10	14.27	139	1.15%	1.35%	10.85%
	2011	19	12.87	239	0.78%	1.35%	(2.83)%
Franklin Large Cap Growth VIP Fund (Pinnacle IV)
	2015	29	20.66	592	0.28%	1.45%	4.09%
	2014	30	19.84	601	1.04%	1.45%	10.83%
	2013	49	17.90	873	0.84%	1.45%	26.77%
	2012	51	14.12	726	0.93%	1.45%	10.74%
	2011	93	12.75	1,181	0.66%	1.45%	(2.93)%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2015	5	16.84	83	0.27%	1.15%	4.41%
	2014	5	16.13	75	1.13%	1.15%	11.17%
	2013	*-	14.51	5	0.00%	1.15%	27.16%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)
	2015	7	18.32	127	0.27%	1.67%	3.86%
	2014	8	17.64	142	1.03%	1.67%	10.58%
	2013	25	15.95	399	0.85%	1.67%	26.49%
	2012	18	12.61	227	0.88%	1.67%	10.49%
	2011	21	11.41	239	1.07%	1.67%	(3.15)%
Franklin Large Cap Growth VIP Fund (Pinnacle V)
	2015	75	13.55	1,021	0.26%	1.55%	3.99%
	2014	77	13.03	998	1.07%	1.55%	10.72%
	2013	88	11.77	1,032	0.96%	1.55%	26.64%
	2012	84	9.29	778	0.87%	1.55%	10.62%
	2011	89	8.40	749	0.74%	1.55%	(3.03)%
Franklin Mutual Shares VIP Fund (AdvantEdge)
	2015	118	12.28	1,447	3.01%	1.60%	(6.46)%
	2014	131	13.12	1,725	1.89%	1.60%	5.41%
	2013	144	12.45	1,788	2.11%	1.60%	26.21%
	2012	138	9.86	1,359	2.07%	1.60%	12.41%
	2011	135	8.78	1,187	2.47%	1.60%	(2.62)%
Franklin Mutual Shares VIP Fund (AnnuiChoice II)
	2015	59	13.11	773	3.14%	1.15%	(6.03)%
	2014	47	13.95	658	2.19%	1.15%	5.89%
	2013	26	13.17	338	2.01%	1.15%	26.79%
	2012	18	10.39	185	2.14%	1.15%	12.92%
	2011	19	9.20	173	3.01%	1.15%	(2.18)%
Franklin Mutual Shares VIP Fund (AnnuiChoice)
	2015	9	21.47	203	3.17%	1.00%	(5.89)%
	2014	11	22.81	243	1.97%	1.00%	6.05%
	2013	11	21.51	246	1.62%	1.00%	26.98%
	2012	20	16.94	338	2.20%	1.00%	13.10%
	2011	27	14.98	409	2.75%	1.00%	(2.03)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (GrandMaster flex3)
	2015	32	$19.97	$630	3.05%	1.55%	(6.41)%
	2014	35	21.34	737	1.99%	1.55%	5.46%
	2013	43	20.23	880	2.10%	1.55%	26.28%
	2012	51	16.02	812	1.82%	1.55%	12.47%
	2011	71	14.25	1,011	2.27%	1.55%	(2.57)%
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)
	2015	1	18.29	11	3.11%	0.60%	(5.51)%
	2014	1	19.36	12	2.03%	0.60%	6.48%
	2013	1	18.18	11	1.74%	0.60%	27.49%
	2012	1	14.26	13	2.09%	0.60%	13.56%
	2011	1	12.56	11	2.39%	0.60%	(1.63)%
Franklin Mutual Shares VIP Fund (IQ Annuity)
	2015	14	20.24	281	3.12%	1.45%	(6.31)%
	2014	14	21.60	300	2.05%	1.45%	5.57%
	2013	14	20.46	296	1.97%	1.45%	26.40%
	2012	19	16.19	308	2.09%	1.45%	12.58%
	2011	21	14.38	304	2.32%	1.45%	(2.47)%
Franklin Mutual Shares VIP Fund (Pinnacle)
	2015	24	20.50	489	3.03%	1.35%	(6.22)%
	2014	26	21.86	566	1.94%	1.35%	5.68%
	2013	29	20.69	591	1.63%	1.35%	26.53%
	2012	48	16.35	792	1.99%	1.35%	12.70%
	2011	58	14.51	848	2.26%	1.35%	(2.37)%
Franklin Mutual Shares VIP Fund (Pinnacle IV)
	2015	50	20.24	1,011	3.08%	1.45%	(6.31)%
	2014	55	21.60	1,179	1.92%	1.45%	5.57%
	2013	92	20.46	1,891	2.19%	1.45%	26.40%
	2012	111	16.19	1,791	2.02%	1.45%	12.58%
	2011	148	14.38	2,125	1.83%	1.45%	(2.47)%
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)
	2015	15	14.43	222	3.44%	1.15%	(6.03)%
	2014	6	15.36	86	2.32%	1.15%	5.89%
	2013	5	14.51	70	0.00%	1.15%	26.79%
Franklin Mutual Shares VIP Fund (Pinnacle Plus)
	2015	9	18.09	155	2.88%	1.67%	(6.52)%
	2014	22	19.35	417	2.52%	1.67%	5.33%
	2013	101	18.37	1,859	3.35%	1.67%	26.12%
	2012	46	14.56	676	2.02%	1.67%	12.33%
	2011	58	12.97	750	2.30%	1.67%	(2.69)%
Franklin Mutual Shares VIP Fund (Pinnacle V)
	2015	378	10.82	4,093	3.22%	1.55%	(6.41)%
	2014	347	11.56	4,015	2.08%	1.55%	5.46%
	2013	310	10.96	3,401	2.06%	1.55%	26.28%
	2012	307	8.68	2,667	2.10%	1.55%	12.47%
	2011	334	7.72	2,581	2.10%	1.55%	(2.57)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund(Grandmaster)
	2015	15	$20.50	$312	3.15%	1.35%	(6.22)%
	2014	21	21.86	464	2.02%	1.35%	5.68%
	2013	23	20.69	468	1.25%	1.35%	26.53%
	2012	71	16.35	1,157	2.35%	1.35%	12.70%
	2011	77	14.51	1,123	2.40%	1.35%	(2.37)%
Franklin Small Cap Value VIP Fund (AdvantEdge)
	2015	6	14.72	82	0.63%	1.60%	(8.87)%
	2014	5	16.16	77	0.62%	1.60%	(1.04)%
	2013	6	16.33	105	2.97%	1.60%	34.06%
	2012	7	12.18	90	0.75%	1.60%	16.49%
	2011	8	10.45	84	1.00%	1.60%	(5.30)%
Franklin Small Cap Value VIP Fund (Annuichoice II)
	2015	4	13.00	53	0.65%	1.15%	(8.45)%
	2014	3	14.21	39	0.62%	1.15%	(0.58)%
	2013	3	14.29	49	2.62%	1.15%	34.67%
	2012	3	10.61	33	0.74%	1.15%	17.02%
	2011	3	9.07	28	0.25%	1.15%	(4.86)%
Franklin Small Cap Value VIP Fund (Grandmaster)
	2015	8	12.78	99	0.74%	1.35%	(8.64)%
	2014	11	13.99	157	0.64%	1.35%	(0.79)%
	2013	16	14.10	220	5.08%	1.35%	34.40%
	2012	65	10.49	686	0.75%	1.35%	16.78%
	2011	100	8.98	895	0.69%	1.35%	(5.06)%
Franklin Small Cap Value VIP Fund (Grandmaster flex3)
	2015	2	12.55	22	0.66%	1.55%	(8.82)%
	2014	2	13.77	22	0.55%	1.55%	(0.99)%
	2013	3	13.91	47	3.56%	1.55%	34.13%
	2012	7	10.37	72	0.75%	1.55%	16.55%
	2011	8	8.90	68	0.72%	1.55%	(5.25)%
Franklin Small Cap Value VIP Fund (IQ Annuuity)
	2015	6	12.67	76	0.83%	1.45%	(8.73)%
	2014	14	13.88	196	0.60%	1.45%	(0.89)%
	2013	11	14.00	151	2.14%	1.45%	34.27%
	2012	12	10.43	125	0.77%	1.45%	16.66%
	2011	9	8.94	83	0.67%	1.45%	(5.15)%
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)
	2015	1	15.40	10	0.72%	1.15%	(8.45)%
	2014	*-	16.82	8	0.93%	1.15%	(0.58)%
Franklin Small Cap Value VIP Fund (Pinnacle Plus)
	2015	4	12.42	48	0.54%	1.67%	(8.93)%
	2014	5	13.64	69	0.61%	1.67%	(1.11)%
	2013	18	13.79	254	3.79%	1.67%	33.97%
	2012	24	10.30	247	0.85%	1.67%	16.40%
	2011	29	8.85	256	0.47%	1.67%	(5.36)%
Franklin Small Cap Value VIP Fund (Pinnacle)
	2015	10	12.78	131	0.64%	1.35%	(8.64)%
	2014	12	13.99	172	0.61%	1.35%	(0.79)%
	2013	12	14.10	172	3.44%	1.35%	34.40%
	2012	31	10.49	330	0.85%	1.35%	16.78%
	2011	33	8.98	294	0.73%	1.35%	(5.06)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle IV)
	2015	10	$12.67	$121	0.65%	1.45%	(8.73)%
	2014	10	13.88	141	0.52%	1.45%	(0.89)%
	2013	39	14.00	548	3.28%	1.45%	34.27%
	2012	76	10.43	788	0.83%	1.45%	16.66%
	2011	97	8.94	868	0.71%	1.45%	(5.15)%
Franklin Small Cap Value VIP Fund (Pinnacle V)
	2015	23	12.52	283	0.63%	1.55%	(8.82)%
	2014	27	13.74	375	0.58%	1.55%	(0.99)%
	2013	27	13.87	379	2.94%	1.55%	34.13%
	2012	33	10.34	339	0.80%	1.55%	16.55%
	2011	41	8.87	366	0.55%	1.55%	(5.25)%
Invesco VI American Franchise (AdvantEdge)
	2015	1	16.64	13	0.00%	1.60%	3.08%
	2014	1	16.14	13	0.00%	1.60%	6.44%
	2013	1	15.17	13	0.24%	1.60%	37.56%
	2012	1	11.02	12	0.00%	1.60%	11.58%
	2011	4	9.88	36	0.00%	1.60%	(7.88)%
Invesco VI American Franchise (AnnuiChoice II)
	2015	2	19.20	35	0.00%	1.15%	3.55%
	2014	1	18.55	17	0.00%	1.15%	6.93%
	2013	1	17.34	11	0.24%	1.15%	38.19%
	2012	1	12.55	9	0.00%	1.15%	12.09%
	2011	1	11.20	8	0.00%	1.15%	(7.46)%
Invesco VI American Franchise (GrandMaster flex3)
	2015	1	23.10	13	0.00%	1.55%	3.13%
	2014	1	22.40	13	0.00%	1.55%	6.49%
	2011	*-	13.69	*-	0.00%	1.55%	(7.84)%
Invesco VI American Franchise (Grandmaster)
	2015	*-	23.72	6	0.00%	1.35%	3.34%
	2014	*-	22.95	5	0.00%	1.35%	6.71%
	2013	1	21.51	22	0.24%	1.35%	37.91%
	2012	1	15.60	16	0.00%	1.35%	11.86%
	2011	6	13.94	78	0.00%	1.35%	(7.65)%
Invesco VI American Franchise (IQ Annuity)
	2015	*-	23.41	*-	0.00%	1.15%	3.23%
Invesco VI American Franchise (Pinnacle Plus)
	2015	2	20.17	31	0.00%	1.67%	3.00%
	2014	5	19.58	106	0.00%	1.67%	6.36%
	2013	3	18.41	48	0.23%	1.67%	37.46%
	2012	3	13.39	42	0.00%	1.67%	11.50%
	2011	10	12.01	117	0.00%	1.67%	(7.95)%
Invesco VI American Franchise (Pinnacle)
	2015	1	23.72	17	0.00%	1.35%	3.34%
	2014	1	22.95	21	0.00%	1.35%	6.71%
	2013	1	21.51	21	4.16%	1.35%	37.91%
	2012	1	15.60	16	0.00%	1.35%	11.86%
	2011	2	13.94	27	0.00%	1.35%	(7.65)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle IV)
	2015	6	$23.41	$142	0.00%	1.45%	3.23%
	2014	7	22.68	152	0.00%	1.45%	6.60%
	2013	8	21.27	166	0.23%	1.45%	37.77%
	2012	9	15.44	145	0.00%	1.45%	11.75%
	2011	12	13.82	166	0.00%	1.45%	(7.74)%
Invesco VI American Franchise (Pinnacle V)
	2015	4	16.04	63	0.00%	1.55%	3.13%
	2014	8	15.56	124	0.00%	1.55%	6.49%
	2013	8	14.61	121	0.24%	1.55%	37.63%
	2012	9	10.61	91	0.00%	1.55%	11.63%
	2011	9	9.51	85	0.00%	1.55%	(7.84)%
Invesco VI American Value (AdvantEdge)
	2015	20	14.51	297	0.01%	1.60%	(10.81)%
	2014	25	16.27	399	0.18%	1.60%	7.73%
	2013	37	15.10	565	0.60%	1.60%	31.79%
	2012	34	11.46	384	0.66%	1.60%	15.19%
	2011	34	9.95	340	0.78%	1.60%	(0.78)%
Invesco VI American Value (AnnuiChoice II)
	2015	25	15.03	378	0.01%	1.15%	(10.40)%
	2014	13	16.77	210	0.25%	1.15%	8.22%
	2013	6	15.50	87	0.57%	1.15%	32.39%
	2012	6	11.70	69	0.72%	1.15%	15.72%
Invesco VI American Value (AnnuiChoice)
	2015	*-	15.20	2	0.00%	1.00%	(10.26)%
	2014	*-	16.94	3	0.05%	1.00%	8.38%
	2013	1	15.63	18	1.01%	1.00%	32.59%
Invesco VI American Value (Grandmaster flex3)
	2015	2	14.57	30	0.00%	1.55%	(10.76)%
	2013	1	15.14	9	0.33%	1.55%	31.86%
	2012	2	11.48	19	1.23%	1.55%	15.25%
Invesco VI American Value (IQ Annuity)
	2015	1	14.68	13	0.00%	1.15%	(10.67)%
	2014	7	16.43	112	0.13%	1.45%	7.89%
	2013	2	15.23	35	0.66%	1.45%	31.99%
	2012	2	11.54	18	0.78%	1.45%	15.37%
	2011	1	10.00	10	0.64%	1.45%	(0.63)%
Invesco VI American Value (Pinnacle Plus Reduced M&E)
	2015	1	15.98	22	0.01%	1.15%	(10.40)%
	2014	2	17.84	33	0.31%	1.15%	8.22%
	2013	*-	16.48	7	0.51%	1.15%	32.39%
Invesco VI American Value (Pinnacle Plus)
	2015	9	14.43	125	0.00%	1.67%	(10.87)%
	2014	16	16.19	253	0.10%	1.67%	7.65%
	2013	119	15.04	1,791	0.59%	1.67%	31.70%
	2012	120	11.42	1,371	1.48%	1.67%	15.11%
	2011	13	9.92	131	0.20%	1.67%	(0.85)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value II (Pinnacle V)
	2015	42	$14.57	$613	0.01%	1.55%	(10.76)%
	2014	27	16.32	444	0.22%	1.55%	7.78%
	2013	25	15.14	379	0.59%	1.55%	31.86%
	2012	21	11.48	243	0.63%	1.55%	15.25%
	2011	22	9.96	218	0.66%	1.55%	(0.73)%
Invesco VI American Value II (Pinnacle)
	2015	2	14.79	25	0.01%	1.35%	(10.58)%
	2014	1	16.54	21	0.23%	1.35%	8.00%
	2013	5	15.32	75	0.51%	1.35%	32.13%
	2012	*-	11.59	3	0.39%	1.35%	15.49%
	2011	2	10.04	25	0.84%	1.35%	(0.53)%
Invesco VI American Value II (Pinnacle IV)
	2015	3	14.68	37	0.01%	1.45%	(10.67)%
	2014	4	16.43	68	0.25%	1.45%	7.89%
	2013	9	15.23	140	0.83%	1.45%	31.99%
	2012	1	11.54	8	0.52%	1.45%	15.37%
	2011	3	10.00	27	0.14%	1.45%	(0.63)%
Invesco VI Comstock (AdvantEdge)
	2015	14	14.24	203	1.71%	1.60%	(7.69)%
	2014	15	15.43	228	1.10%	1.60%	7.36%
	2013	14	14.37	203	1.78%	1.60%	33.49%
	2012	7	10.77	74	2.01%	1.60%	17.01%
Invesco VI Comstock (AnnuiChoice II)
	2015	31	14.67	457	1.83%	1.55%	(7.27)%
	2014	19	15.82	303	1.34%	1.15%	7.85%
	2013	7	14.67	102	1.27%	1.15%	34.09%
	2012	2	10.94	22	1.53%	1.15%	17.55%
	2011	2	9.31	20	1.39%	1.15%	(3.23)%
Invesco VI Comstock (AnnuiChoice)
	2015	2	23.48	50	1.68%	1.00%	(7.13)%
	2014	2	25.28	55	1.14%	1.00%	8.01%
	2013	1	23.41	31	1.48%	1.00%	34.30%
	2012	1	17.43	23	1.54%	1.00%	17.73%
	2011	1	14.81	19	2.19%	1.00%	(3.08)%
Invesco VI Comstock (GrandMaster flex3)
	2015	5	21.84	117	1.68%	1.15%	(7.65)%
	2014	5	23.65	129	1.12%	1.55%	7.41%
	2013	5	22.02	109	1.62%	1.55%	33.55%
	2012	6	16.49	97	1.61%	1.55%	17.07%
	2011	6	14.08	80	1.54%	1.55%	(3.62)%
Invesco VI Comstock (Grandmaster)
	2015	2	22.43	44	0.70%	1.35%	(7.46)%
	2014	8	24.23	192	1.13%	1.35%	7.63%
	2013	9	22.52	206	2.06%	1.35%	33.82%
	2012	3	16.82	54	1.32%	1.35%	17.31%
	2011	5	14.34	67	1.47%	1.35%	(3.43)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (IQ Annuity)
	2015	1	$22.13	$24	1.69%	1.45%	(7.55)%
	2014	1	23.94	26	1.11%	1.45%	7.52%
	2013	1	22.27	24	1.48%	1.45%	33.69%
	2012	1	16.66	18	1.48%	1.45%	17.19%
	2011	1	14.21	17	1.16%	1.45%	(3.52)%
Invesco VI Comstock (Pinnacle Plus Reduced M&E)
	2015	4	16.22	73	1.65%	1.15%	(7.27)%
	2014	4	17.50	76	1.38%	1.15%	7.85%
	2013	6	16.22	95	0.25%	1.15%	34.09%
	2012	1	12.10	7	0.00%	1.15%	17.55%
Invesco VI Comstock (Pinnacle Plus)
	2015	2	19.70	44	1.69%	1.67%	(7.76)%
	2014	3	21.35	68	0.22%	1.67%	7.28%
	2013	75	19.90	1,487	2.61%	1.67%	33.39%
	2012	9	14.92	134	1.31%	1.67%	16.93%
	2011	16	12.76	204	3.33%	1.67%	(3.74)%
Invesco VI Comstock (Pinnacle)
	2015	4	22.43	80	1.68%	1.35%	(7.46)%
	2014	4	24.23	89	1.10%	1.35%	7.63%
	2013	22	22.52	489	0.70%	1.35%	33.82%
	2012	7	16.82	121	1.55%	1.35%	17.31%
	2011	8	14.34	110	1.66%	1.35%	(3.43)%
Invesco VI Comstock (Pinnacle IV)
	2015	11	22.13	240	1.66%	1.45%	(7.55)%
	2014	13	23.94	312	1.13%	1.45%	7.52%
	2013	19	22.27	414	1.37%	1.45%	33.69%
	2012	25	16.66	410	1.51%	1.45%	17.19%
	2011	33	14.21	470	1.52%	1.45%	(3.52)%
Invesco VI Comstock (Pinnacle V)
	2015	110	12.15	1,337	1.90%	1.55%	(7.65)%
	2014	76	13.16	1,003	1.21%	1.55%	7.41%
	2013	52	12.25	641	1.58%	1.55%	33.55%
	2012	22	9.17	200	1.54%	1.55%	17.07%
	2011	17	7.84	132	1.45%	1.55%	(3.62)%
Invesco VI International Growth Class II (Advantedge)
	2015	9	10.51	93	1.28%	1.60%	(4.17)%
	2014	9	10.97	102	1.39%	1.60%	(1.51)%
	2013	9	11.14	101	0.87%	1.60%	16.82%
	2012	1	9.53	10	1.60%	1.60%	13.40%
Invesco VI International Growth Class II (IQ Advisor Enhanced)
	2015	18	10.74	195	1.37%	0.80%	(3.73)%
	2014	15	11.15	164	1.98%	0.80%	(1.06)%
	2013	3	11.27	34	0.54%	0.80%	17.35%
Invesco VI International Growth Class II (Pinnacle Plus)
	2015	10	10.64	104	1.46%	1.67%	(3.93)%
	2014	7	11.07	81	2.10%	1.67%	(1.26)%
	2013	3	11.21	38	1.01%	1.67%	17.12%
	2012	4	9.57	38	1.22%	1.67%	13.69%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle)
	2015	6	$10.59	$65	1.21%	1.35%	(4.03)%
	2014	7	11.03	80	1.38%	1.35%	(1.36)%
	2013	9	11.18	95	0.85%	1.35%	17.00%
	2012	7	9.56	66	3.42%	1.35%	13.58%
Invesco VI International Growth Class II (Pinnacle V)
	2015	60	10.54	637	1.48%	1.55%	(4.12)%
	2014	43	10.99	472	1.62%	1.55%	(1.46)%
	2013	23	11.15	256	1.30%	1.55%	16.88%
	2012	17	9.54	161	1.52%	1.55%	13.46%
	2011	9	8.41	78	0.00%	1.55%	(15.91)%
Invesco VI International Growth II (Grandmaster)
	2015	3	10.64	29	1.39%	1.35%	(3.93)%
Templeton Foreign VIP Fund (IQ Annuity)
	2015	15	18.62	282	3.27%	1.45%	(7.85)%
	2014	15	20.20	310	1.86%	1.45%	(12.42)%
	2013	15	23.07	335	2.36%	1.45%	21.19%
	2012	16	19.04	307	3.11%	1.45%	16.51%
	2011	17	16.34	282	1.68%	1.45%	(11.93)%
Templeton Foreign VIP (Pinnacle)
	2015	10	18.87	182	3.24%	1.35%	(7.75)%
	2014	12	20.45	249	2.46%	1.35%	(12.33)%
	2013	15	23.33	357	2.28%	1.35%	21.31%
	2012	19	19.23	367	2.68%	1.35%	16.63%
	2011	28	16.49	454	1.45%	1.35%	(11.84)%
Templeton Foreign VIP (Pinnacle IV)
	2015	38	18.62	701	3.28%	1.45%	(7.85)%
	2014	46	20.21	928	2.45%	1.45%	(12.42)%
	2013	59	23.07	1,358	2.40%	1.45%	21.19%
	2012	68	19.04	1,297	3.02%	1.45%	16.51%
	2011	89	16.34	1,448	1.77%	1.45%	(11.93)%
Templeton Foreign VIP (Pinnacle V)
	2015	181	8.85	1,600	3.22%	1.55%	(7.94)%
	2014	158	9.61	1,515	2.03%	1.55%	(3.85)%
	2013	137	10.99	1,508	2.19%	1.55%	21.07%
	2012	136	9.08	1,233	3.17%	1.55%	16.39%
	2011	142	7.80	1,109	1.63%	1.55%	(12.02)%
Templeton Foreign VIP Fund (AnnuiChoice II)
	2015	30	10.91	326	3.14%	1.15%	(7.57)%
	2014	23	11.80	275	1.88%	1.15%	18.01%
	2013	17	13.43	222	2.15%	1.15%	21.56%
	2012	14	11.05	156	3.31%	1.15%	16.87%
	2011	14	9.46	134	1.86%	1.15%	(11.66)%
Templeton Foreign VIP Fund (AnnuiChoice)
	2015	3	19.75	56	3.27%	1.00%	(7.43)%
	2014	3	21.34	65	1.82%	1.00%	(12.02)%
	2013	3	24.25	84	2.31%	1.00%	21.74%
	2012	3	19.92	69	3.25%	1.00%	17.05%
	2011	4	17.02	72	1.93%	1.00%	(11.53)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP Fund (AdvantEdge)
	2015	44	$9.30	$411	3.17%	1.60%	(7.99)%
	2014	47	10.11	478	1.85%	1.60%	(12.55)%
	2013	41	11.56	474	2.41%	1.60%	21.01%
	2012	39	9.55	375	3.05%	1.60%	16.33%
	2011	40	8.21	326	1.81%	1.60%	(12.06)%
Templeton Foreign VIP Fund (GrandMaster flex3)
	2015	16	18.38	303	3.24%	1.55%	(7.94)%
	2014	17	19.96	342	1.87%	1.55%	(12.51)%
	2013	18	22.81	415	1.79%	1.55%	21.07%
	2012	14	18.84	269	2.80%	1.55%	16.39%
	2011	17	16.19	269	1.91%	1.55%	(12.02)%
Templeton Foreign VIP Fund (Grandmaster)
	2015	5	18.87	94	3.23%	1.35%	(7.75)%
	2014	6	20.45	119	4.11%	1.35%	(12.33)%
	2013	6	23.33	142	2.31%	1.35%	21.31%
	2012	6	19.23	116	1.94%	1.35%	16.63%
	2011	16	16.49	259	1.28%	1.35%	(11.84)%
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)
	2015	15	10.43	156	3.15%	1.15%	(7.57)%
	2014	7	11.29	78	2.47%	1.15%	(12.15)%
	2013	6	12.85	82	0.00%	1.15%	21.56%
Templeton Foreign VIP Fund (Pinnacle Plus)
	2015	9	16.82	159	2.89%	1.67%	(8.05)%
	2014	23	18.29	422	2.22%	1.67%	(12.62)%
	2013	36	20.93	764	2.23%	1.67%	20.92%
	2012	36	17.31	617	9.36%	1.67%	16.25%
	2011	36	14.89	535	2.17%	1.67%	(12.12)%
Templeton Global Bond VIP Fund (Pinnacle)
	2015	8	9.24	71	7.18%	1.35%	(5.60)%
	2014	7	9.79	64	1.86%	1.35%	0.46%
Templeton Global Bond VIP Fund (Grandmaster)
	2015	4	9.24	40	3.81%	1.35%	(5.60)%
	2014	1	9.79	6	4.71%	1.35%	0.46%
	2013	1	9.74	7	9.77%	1.35%	(2.60)%
Templeton Global Bond VIP Fund (GrandMaster flex3)
	2015	16	9.19	143	6.07%	1.45%	(5.79)%
	2014	5	9.75	47	4.96%	1.45%	0.26%
	2013	5	9.73	52	0.00%	1.45%	(2.73)%
Templeton Global Bond VIP Fund (Pinnacle V)
	2015	5	9.21	47	8.57%	1.55%	(5.69)%
	2014	5	9.77	52	3.05%	1.55%	0.36%
Templeton Global Bond VIP Fund (Pinnacle IV)
	2015	19	9.19	177	8.35%	1.45%	(5.79)%
	2014	18	9.75	178	3.32%	1.45%	0.26%
	2013	1	9.73	8	0.00%	1.45%	(2.73)%
Templeton Global Bond VIP Fund (AnnuiChoice II)
	2015	32	9.29	296	7.72%	1.15%	(5.40)%
	2014	30	9.82	292	6.89%	1.15%	0.66%
	2013	1	9.75	8	0.00%	1.15%	(2.46)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AdvantEdge)
	2015	8	$10.63	$83	2.58%	1.60%	(7.98)%
	2014	8	11.56	94	1.34%	1.60%	(4.37)%
	2013	8	12.08	101	2.55%	1.60%	28.73%
	2012	9	9.39	81	1.98%	1.60%	19.12%
	2011	11	7.88	84	1.34%	1.60%	(8.46)%
Templeton Growth VIP Fund (AnnuiChoice II)
	2015	11	11.05	122	2.79%	1.15%	(7.56)%
	2014	8	11.96	97	1.44%	1.15%	(3.93)%
	2013	7	12.44	91	2.89%	1.15%	29.32%
	2012	7	9.62	67	2.20%	1.15%	19.67%
	2011	6	8.04	51	1.34%	1.15%	(8.04)%
Templeton Growth VIP Fund (AnnuiChoice)
	2015	1	19.06	25	2.59%	1.00%	(7.42)%
	2014	1	20.59	27	1.43%	1.00%	(3.79)%
	2013	*-	21.40	7	2.63%	1.00%	29.51%
	2012	*-	16.52	5	2.03%	1.00%	19.85%
	2011	*-	13.79	5	2.46%	1.00%	(7.90)%
Templeton Growth VIP Fund (GrandMaster flex3)
	2015	17	17.73	310	2.68%	1.55%	(7.94)%
	2014	20	19.26	391	1.40%	1.55%	(4.32)%
	2013	27	20.13	534	2.64%	1.55%	28.80%
	2012	29	15.63	453	1.79%	1.55%	19.18%
	2011	47	13.11	622	1.37%	1.55%	(8.41)%
Templeton Growth VIP Fund (Grandmaster)
	2015	4	18.20	77	2.55%	1.35%	(7.75)%
	2014	5	19.73	100	1.53%	1.35%	(4.13)%
	2013	5	20.58	113	2.73%	1.35%	29.06%
	2012	6	15.95	93	1.13%	1.35%	19.43%
	2011	18	13.35	246	0.61%	1.35%	(8.23)%
Templeton Growth VIP Fund (IQ Advisor Standard)
	2015	1	15.59	10	2.59%	0.60%	(7.05)%
	2014	1	16.77	11	1.35%	0.60%	(3.40)%
	2013	1	17.36	11	2.14%	0.60%	30.04%
	2012	*-	13.35	6	2.02%	0.60%	20.34%
	2011	*-	11.09	5	1.40%	0.60%	(7.53)%
Templeton Growth VIP Fund (IQ Annuity)
	2015	11	17.96	197	2.59%	1.45%	(7.84)%
	2014	12	19.49	242	1.35%	1.45%	(4.22)%
	2013	16	20.35	332	4.03%	1.45%	28.93%
	2012	47	15.79	745	1.93%	1.45%	19.30%
	2011	53	13.23	696	1.34%	1.45%	(8.32)%
Templeton Growth VIP Fund (Pinnacle)
	2015	7	18.20	129	2.60%	1.35%	(7.75)%
	2014	7	19.73	147	1.34%	1.35%	(4.13)%
	2013	8	20.58	160	1.51%	1.35%	29.06%
	2012	22	15.95	348	1.99%	1.35%	19.43%
	2011	23	13.35	312	1.44%	1.35%	(8.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Pinnacle IV)
	2015	35	$17.97	$632	2.62%	1.45%	(7.84)%
	2014	41	19.49	791	1.34%	1.45%	(4.22)%
	2013	48	20.35	976	2.60%	1.45%	28.93%
	2012	54	15.79	856	2.12%	1.45%	19.30%
	2011	66	13.23	880	1.32%	1.45%	(8.32)%
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)
	2015	1	18.38	10	2.59%	1.10%	(7.51)%
	2014	1	19.88	11	1.35%	1.10%	(3.88)%
	2013	1	20.68	12	2.67%	1.10%	29.38%
	2012	1	15.98	9	3.71%	1.10%	9.21%
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2015	6	13.00	83	2.09%	1.15%	(7.56)%
	2014	4	14.07	51	1.00%	1.15%	(3.93)%
	2013	1	14.64	8	0.00%	1.15%	29.32%
Templeton Growth VIP Fund (Pinnacle Plus)
	2015	5	16.15	82	2.72%	1.67%	(8.05)%
	2014	13	17.56	236	1.81%	1.67%	(4.44)%
	2013	86	18.37	1,589	4.78%	1.67%	28.64%
	2012	15	14.28	218	1.71%	1.67%	19.04%
	2011	24	12.00	292	1.55%	1.67%	(8.53)%
Templeton Growth VIP Fund (Pinnacle V)
	2015	58	9.15	533	2.55%	1.55%	(7.94)%
	2014	82	9.93	812	1.37%	1.55%	(4.32)%
	2013	80	10.38	835	2.68%	1.55%	28.80%
	2012	99	8.06	799	2.17%	1.55%	19.18%
	2011	107	6.76	726	0.97%	1.55%	(8.41)%
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)
	2015	14	12.52	181	5.45%	1.60%	(2.76)%
	2014	13	12.87	166	5.43%	1.60%	1.25%
	2013	13	12.71	166	5.14%	1.60%	(10.22)%
	2012	12	14.16	176	2.95%	1.60%	15.98%
	2011	12	12.21	151	4.96%	1.60%	5.18%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2015	5	13.18	72	6.22%	1.15%	(2.31)%
	2014	5	13.49	73	5.84%	1.15%	1.71%
	2013	6	13.27	74	4.95%	1.15%	(9.80)%
	2012	6	14.71	91	2.87%	1.15%	16.51%
	2011	5	12.62	63	3.95%	1.15%	5.66%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2015	7	13.36	93	5.27%	1.00%	(2.16)%
	2014	7	13.65	95	5.44%	1.00%	1.86%
	2013	7	13.40	94	5.13%	1.00%	(9.67)%
	2012	7	14.84	104	3.66%	1.00%	16.69%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2015	10	12.73	123	5.27%	1.55%	(2.71)%
	2014	10	13.08	127	5.44%	1.55%	1.30%
	2013	10	12.91	126	4.41%	1.55%	(10.17)%
	2012	13	14.37	181	2.29%	1.55%	16.04%
	2011	9	12.39	117	4.71%	1.55%	5.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)
	2015	*-	$21.81	$1	5.29%	1.35%	(2.51)%
	2014	*-	22.37	1	6.90%	1.35%	1.50%
	2013	1	22.04	14	5.07%	1.35%	(9.99)%
	2012	1	24.48	19	2.22%	1.35%	16.28%
	2011	1	21.06	25	4.58%	1.35%	5.45%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)
	2015	7	21.52	147	5.21%	1.45%	(2.61)%
	2014	7	22.10	155	5.47%	1.45%	1.40%
	2013	7	21.79	157	5.34%	1.45%	(10.08)%
	2012	8	24.24	193	2.33%	1.45%	16.16%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2015	4	12.84	47	5.20%	1.45%	(2.61)%
	2014	4	13.18	58	5.61%	1.45%	1.40%
	2013	7	13.00	97	3.46%	1.45%	(10.08)%
	2012	16	14.46	236	2.92%	1.45%	16.16%
	2011	17	12.45	218	4.51%	1.45%	5.34%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)
	2015	8	10.57	86	4.26%	1.15%	(2.31)%
	2014	4	10.82	45	5.90%	1.15%	1.71%
	2013	*-	10.64	2	13.21%	1.15%	(9.80)%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)
	2015	4	18.46	76	5.93%	1.67%	(2.82)%
	2014	7	19.00	128	11.80%	1.67%	1.17%
	2013	15	18.78	285	1.59%	1.67%	(10.28)%
	2012	94	20.93	1,961	1.97%	1.67%	15.90%
	2011	244	18.06	4,414	7.43%	1.67%	5.11%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)
	2015	22	12.65	283	4.72%	1.55%	(2.71)%
	2014	30	13.01	388	5.33%	1.55%	1.30%
	2013	30	12.84	386	5.26%	1.55%	(10.17)%
	2012	32	14.29	458	2.74%	1.55%	16.04%
	2011	26	12.32	318	4.50%	1.55%	5.23%
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)
	2015	48	6.95	334	0.73%	1.60%	(12.14)%
	2014	47	7.91	376	0.33%	1.60%	(6.08)%
	2013	48	8.43	406	1.04%	1.60%	(2.68)%
	2012	47	8.66	408	0.00%	1.60%	17.91%
	2011	46	7.34	338	0.42%	1.60%	(19.54)%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)
	2015	6	10.97	71	0.78%	1.15%	(11.73)%
	2014	5	12.43	62	0.26%	1.15%	(5.65)%
	2013	3	13.17	42	0.99%	1.15%	(2.24)%
	2012	3	13.47	40	0.00%	1.15%	18.46%
	2011	5	11.37	58	0.37%	1.15%	(19.17)%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)
	2015	2	29.33	53	0.81%	1.00%	(11.60)%
	2014	3	33.18	91	0.33%	1.00%	(5.51)%
	2013	3	35.11	97	0.94%	1.00%	(2.09)%
	2012	4	35.86	149	0.00%	1.00%	18.64%
	2011	10	30.23	291	0.34%	1.00%	(19.05)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)
	2015	5	$27.28	$125	0.76%	1.55%	(12.09)%
	2014	5	31.03	149	0.32%	1.55%	(6.03)%
	2013	6	33.03	205	1.04%	1.55%	(2.63)%
	2012	7	33.92	233	0.00%	1.55%	17.97%
	2011	11	28.75	318	0.39%	1.55%	(19.50)%
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)
	2015	3	28.01	74	0.85%	1.35%	(11.91)%
	2014	11	31.80	345	0.31%	1.35%	(5.84)%
	2013	18	33.77	612	0.93%	1.35%	(2.44)%
	2012	17	34.61	580	0.00%	1.35%	18.22%
	2011	22	29.28	653	0.36%	1.35%	(19.34)%
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)
	2015	10	27.64	289	0.75%	1.45%	(12.00)%
	2014	11	31.41	332	0.33%	1.45%	(5.94)%
	2013	11	33.40	358	1.12%	1.45%	(2.53)%
	2012	11	34.26	367	0.00%	1.45%	18.09%
	2011	12	29.01	350	0.35%	1.45%	(19.42)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)
	2015	4	28.01	105	0.74%	1.35%	(11.91)%
	2014	4	31.80	135	0.31%	1.35%	(5.84)%
	2013	9	33.77	314	0.96%	1.35%	(2.44)%
	2012	11	34.61	378	0.00%	1.35%	18.22%
	2011	12	29.28	357	0.32%	1.35%	(19.34)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)
	2015	10	27.64	290	0.81%	1.45%	(12.00)%
	2014	17	31.41	537	0.32%	1.45%	(5.94)%
	2013	35	33.40	1,181	1.05%	1.45%	(2.53)%
	2012	44	34.26	1,523	0.00%	1.45%	18.10%
	2011	70	29.01	2,033	0.34%	1.45%	(19.42)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)
	2015	9	8.00	68	0.67%	1.15%	(11.73)%
	2014	4	9.07	37	0.50%	1.15%	(5.65)%
	2013	1	9.61	5	0.00%	1.15%	(2.24)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)
	2015	10	23.59	227	0.67%	1.67%	(12.20)%
	2014	16	26.86	440	0.29%	1.67%	(6.15)%
	2013	23	28.62	658	1.01%	1.67%	(2.75)%
	2012	29	29.43	858	0.00%	1.67%	17.83%
	2011	31	24.98	763	0.38%	1.67%	(19.60)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)
	2015	80	7.92	636	0.72%	1.55%	(12.09)%
	2014	96	9.01	862	0.32%	1.55%	(6.03)%
	2013	102	9.59	979	1.04%	1.55%	(2.63)%
	2012	104	9.85	1,024	0.00%	1.55%	17.97%
	2011	128	8.35	1,068	0.36%	1.55%	(19.50)%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)
	2015	10	16.02	166	1.02%	1.15%	0.75%
	2014	5	15.90	87	1.73%	1.15%	27.94%
	2013	1	12.43	13	0.33%	1.15%	0.58%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)
	2015	11	$28.78	$316	1.26%	1.67%	0.22%
	2014	22	28.71	632	1.62%	1.67%	27.27%
	2013	73	22.56	1,651	1.06%	1.67%	0.05%
	2012	73	22.55	1,637	1.05%	1.67%	13.68%
	2011	30	19.84	598	0.39%	1.67%	3.90%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)
	2015	20	14.99	297	1.17%	1.60%	0.29%
	2014	21	14.95	315	1.29%	1.60%	27.36%
	2013	22	11.74	263	0.79%	1.60%	0.13%
	2012	24	11.72	276	0.58%	1.60%	13.76%
	2011	19	10.30	191	0.45%	1.60%	3.98%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2015	24	11.89	281	1.19%	1.15%	0.75%
	2014	13	11.80	154	1.16%	1.15%	27.94%
	2013	10	9.22	94	0.63%	1.15%	0.58%
	2012	16	9.17	147	0.55%	1.15%	14.29%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2015	*-	12.04	3	1.25%	1.00%	0.90%
	2014	*-	11.94	4	0.51%	1.00%	28.13%
	2013	2	9.31	16	1.87%	1.00%	0.74%
	2012	5	9.25	45	0.81%	1.00%	14.46%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)
	2015	6	11.47	65	1.18%	1.55%	0.34%
	2014	6	11.44	65	1.18%	1.55%	27.42%
	2013	7	8.97	66	1.04%	1.55%	0.18%
	2012	8	8.96	75	0.56%	1.55%	13.82%
	2011	10	7.87	81	0.55%	1.55%	4.03%
Morgan Stanley UIF U.S. Real Estate (Grandmaster)
	2015	2	34.80	76	1.06%	1.35%	0.55%
	2014	2	34.61	82	1.38%	1.35%	27.68%
	2013	3	27.11	73	0.86%	1.35%	0.38%
	2012	3	27.00	94	0.52%	1.35%	14.05%
	2011	4	23.68	94	0.70%	1.35%	4.24%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)
	2015	5	34.34	174	1.30%	1.45%	0.45%
	2014	7	34.19	248	1.24%	1.45%	27.55%
	2013	7	26.81	175	0.85%	1.45%	0.28%
	2012	6	26.73	161	0.61%	1.45%	13.94%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2015	39	11.58	452	1.05%	1.45%	0.45%
	2014	56	11.52	648	1.24%	1.45%	27.55%
	2013	83	9.04	746	1.08%	1.45%	0.28%
	2012	90	9.01	810	0.65%	1.45%	13.94%
	2011	114	7.91	903	0.56%	1.45%	4.13%
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)
	2015	85	12.27	1,047	1.15%	1.55%	0.34%
	2014	92	12.22	1,127	1.20%	1.55%	27.42%
	2013	85	9.59	817	0.87%	1.55%	0.18%
	2012	89	9.58	854	0.60%	1.55%	13.82%
	2011	104	8.41	873	0.54%	1.55%	4.03%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)
	2015	19	$13.85	$261	0.00%	1.60%	4.91%
	2014	23	13.20	299	0.00%	1.60%	6.82%
	2013	22	12.36	267	18.83%	1.60%	31.26%
	2012	12	9.42	117	2.19%	1.60%	11.74%
	2011	10	8.43	81	5.16%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II)
	2015	14	14.15	195	0.00%	1.15%	5.39%
	2014	8	13.42	109	0.00%	1.15%	7.31%
	2013	4	12.51	50	23.72%	1.15%	31.86%
	2012	1	9.49	6	1.95%	1.15%	12.26%
	2011	1	8.45	6	5.17%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice)
	2015	*-	14.25	*-	0.00%	1.00%	5.54%
	2014	*-	13.50	*-	0.00%	1.00%	7.47%
	2013	1	12.56	7	12.26%	1.00%	32.06%
	2012	1	9.51	8	2.11%	1.00%	12.43%
	2011	1	8.46	6	5.16%	1.00%	(15.40)%
BlackRock Capital Appreciation VI (Grandmaster flex3)
	2015	1	13.88	10	0.00%	1.55%	4.96%
	2014	1	13.23	9	(0.01)%	1.55%	6.87%
	2013	1	12.38	9	15.48%	1.55%	31.33%
	2012	1	9.42	7	3.70%	1.55%	11.80%
BlackRock Capital Appreciation VI Class III (Grandmaster)
	2015	8	14.01	109	0.00%	1.35%	5.17%
	2014	*-	13.32	5	0.00%	1.35%	7.09%
	2012	*-	9.46	1	3.74%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle)
	2015	3	14.01	46	0.00%	1.35%	5.17%
	2014	1	13.32	9	0.00%	1.35%	7.09%
	2012	2	9.46	15	3.69%	1.35%	12.03%
	2011	*-	8.44	*-	0.00%	1.35%	(15.60)%
BlackRock Capital Appreciation VI Class III (Pinnacle IV)
	2015	3	13.95	45	0.00%	1.45%	5.07%
	2014	4	13.28	56	0.00%	1.45%	6.98%
	2013	5	12.41	60	19.43%	1.45%	31.46%
	2012	2	9.44	23	2.92%	1.45%	11.92%
	2011	1	8.43	6	5.15%	1.45%	(15.66)%
BlackRock Capital Appreciation VI Class III (Pinnacle V)
	2015	63	13.88	873	0.00%	1.55%	4.96%
	2014	60	13.23	799	0.00%	1.55%	6.87%
	2013	46	12.38	564	19.12%	1.55%	31.33%
	2012	12	9.42	117	3.09%	1.55%	11.80%
	2011	3	8.43	23	5.16%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge)
	2015	39	10.62	412	0.98%	1.60%	(2.58)%
	2014	47	10.90	515	2.02%	1.60%	0.30%
	2013	59	10.87	645	5.14%	1.60%	12.59%
	2012	63	9.65	607	1.94%	1.60%	8.20%
	2011	58	8.92	514	9.28%	1.60%	(10.77)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (AnnuiChoice II)
	2015	15	$10.85	$157	1.10%	1.15%	(2.14)%
	2014	10	11.09	112	2.51%	1.15%	0.76%
	2013	9	11.00	103	5.80%	1.15%	13.10%
	2012	7	9.73	71	2.22%	1.15%	8.70%
	2011	4	8.95	39	9.26%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice)
	2015	3	10.93	36	1.03%	1.00%	(1.99)%
	2014	4	11.15	39	2.32%	1.00%	0.91%
	2013	3	11.05	36	5.27%	1.00%	13.27%
	2012	3	9.75	31	0.50%	1.00%	8.86%
	2011	22	8.96	195	7.12%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3)
	2015	17	10.65	176	1.05%	1.55%	(2.53)%
	2014	18	10.92	198	2.23%	1.55%	0.35%
	2013	30	10.88	325	7.62%	1.55%	12.64%
	2012	6	9.66	57	2.26%	1.55%	8.26%
	2011	4	8.93	33	9.08%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster)
	2015	1	10.75	7	0.84%	1.35%	(2.34)%
	2014	1	11.00	10	0.53%	1.35%	0.56%
	2013	8	10.94	91	6.73%	1.35%	12.87%
	2012	4	9.70	43	2.98%	1.35%	8.48%
	2011	1	8.94	9	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle)
	2015	2	10.75	21	0.96%	1.35%	(2.34)%
	2014	2	11.00	21	1.58%	1.35%	0.56%
	2013	6	10.94	65	6.70%	1.35%	12.87%
	2012	2	9.70	24	0.86%	1.35%	8.48%
	2011	9	8.94	78	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV)
	2015	4	10.70	42	1.03%	1.45%	(2.44)%
	2014	4	10.96	39	2.95%	1.45%	0.46%
	2013	2	10.91	22	6.83%	1.45%	12.76%
	2012	1	9.68	7	0.35%	1.45%	8.37%
	2011	8	8.93	72	9.08%	1.45%	(10.68)%
BlackRock Global Allocation VI Class III (Pinnacle V)
	2015	23	10.65	242	1.05%	1.55%	(2.53)%
	2014	17	10.92	191	2.52%	1.55%	0.35%
	2013	15	10.88	165	6.48%	1.55%	12.64%
	2012	9	9.66	91	1.67%	1.55%	8.26%
	2011	12	8.93	105	9.16%	1.55%	(10.74)%
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)
	2015	1	9.86	8	1.27%	1.35%	(7.54)%
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)
	2015	13	9.76	124	1.25%	1.45%	(7.91)%
	2014	10	10.59	106	1.14%	1.45%	1.16%
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)
	2015	4	9.32	34	0.59%	1.45%	(6.83)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds Capital Income Builder (Pinnacle V)
	2015	11	$9.31	$103	1.54%	1.15%	(6.90)%
American Funds Capital Income Builder (AnnuiChoice II)
	2015	15	9.34	141	1.49%	1.35%	(6.64)%
American Funds Global Growth (AdvantEdge)
	2015	2	11.04	21	1.09%	1.60%	4.98%
	2014	1	10.52	8	1.37%	1.60%	0.38%
American Funds Global Growth (AnnuiChoice)
	2015	3	11.18	30	0.85%	1.00%	5.62%
American Funds Global Growth (AnnuiChoice II)
	2015	44	11.14	495	1.59%	1.15%	5.46%
	2014	2	10.57	20	1.94%	1.15%	0.84%
American Funds Global Growth (GrandMaster)
	2015	36	11.10	395	0.86%	1.35%	5.25%
American Funds Global Growth (GrandMaster flex3)
	2015	3	11.05	33	1.12%	1.55%	5.04%
American Funds Global Growth (Pinnacle)
	2015	*-	11.10	*-	0.94%	1.35%	5.25%
	2014	*-	10.54	*-	1.88%	1.35%	0.64%
American Funds Global Growth (Pinnacle IV)
	2015	26	11.07	286	3.80%	1.45%	5.14%
American Funds Global Growth (Pinnacle V)
	2015	23	11.05	257	1.95%	1.55%	5.04%
	2014	3	10.52	31	2.01%	1.55%	0.43%
American Funds Growth (AnnuiChoice II)
	2015	11	11.76	135	0.92%	1.15%	5.36%
	2014	6	11.16	62	2.90%	1.15%	7.00%
American Funds Growth (Pinnacle IV)
	2015	1	11.69	6	0.69%	1.45%	5.04%
American Funds Growth (Pinnacle V)
	2015	2	11.66	27	1.50%	1.55%	4.93%
American Funds Growth-Income (AdvantEdge)
	2015	2	11.29	24	1.47%	1.60%	(0.41)%
American Funds Growth-Income (AnnuiChoice II)
	2015	24	11.39	270	0.81%	1.15%	0.05%
	2014	44	11.39	500	4.02%	1.15%	9.08%
American Funds Growth-Income (GrandMaster)
	2015	11	11.35	123	3.93%	1.35%	(0.15)%
	2014	2	11.37	22	7.00%	1.35%	8.86%
American Funds Growth-Income (Pinnacle)
	2015	1	11.35	15	1.69%	1.35%	(0.15)%
	2014	1	11.37	11	24.94%	1.35%	8.86%
American Funds Growth-Income (Pinnacle IV)
	2015	6	11.32	66	2.25%	1.45%	(0.26)%
	2014	3	11.35	32	1.52%	1.45%	8.75%
American Funds Growth-Income (Pinnacle V)
	2015	66	11.30	748	1.94%	1.55%	(0.36)%
	2014	12	11.34	132	2.46%	1.55%	8.63%
American Funds New World (AdvantEdge)
	2015	1	8.86	12	0.52%	1.35%	(4.92)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds New World (AnnuiChoice)
	2015	2	$8.97	$21	0.22%	1.00%	(4.34)%
American Funds New World (AnnuiChoice II)
	2015	14	8.95	125	0.78%	1.15%	(4.48)%
	2014	1	9.37	7	5.60%	1.15%	(9.19)%
American Funds New World (GrandMaster)
	2015	25	8.91	219	0.22%	1.35%	(4.68)%
American Funds New World (GrandMaster flex3)
	2015	1	8.87	9	0.57%	1.15%	(4.87)%
American Funds New World (Pinnacle)
	2015	4	8.91	35	0.64%	1.35%	(4.68)%
	2014	2	9.35	19	2.23%	1.35%	(9.37)%
American Funds New World (Pinnacle IV)
	2015	26	8.89	227	0.90%	1.45%	(4.77)%
	2014	3	9.34	30	1.75%	1.45%	(9.46)%
American Funds New World (Pinnacle V)
	2015	19	8.87	171	0.66%	1.55%	(4.87)%
	2014	7	9.33	67	2.37%	1.55%	(9.56)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)
	2015	20	23.74	484	1.08%	1.35%	(5.88)%
	2014	22	25.23	566	0.93%	1.35%	3.33%
	2013	29	24.41	715	5.85%	1.35%	36.77%
	2012	35	17.85	626	0.92%	1.35%	14.68%
	2011	43	15.57	677	0.90%	1.35%	(5.70)%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2015	*-	23.14	1	1.51%	1.45%	(5.98)%
	2014	*-	24.61	11	0.97%	1.45%	3.22%
	2013	*-	23.84	11	3.97%	1.45%	36.63%
	2012	2	17.45	31	0.97%	1.45%	14.56%
	2011	2	15.23	29	1.08%	1.45%	(5.80)%
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)
	2015	*-	23.98	3	1.03%	1.10%	(5.64)%
	2014	*-	25.41	3	0.94%	1.10%	3.59%
	2013	*-	24.53	3	5.51%	1.10%	37.11%
	2012	*-	17.89	2	1.72%	1.10%	2.66%
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)
	2015	1	15.45	20	0.79%	1.35%	(6.38)%
	2014	2	16.50	38	0.70%	1.35%	2.80%
	2013	5	16.05	73	0.36%	1.35%	36.10%
	2012	*-	11.79	2	0.70%	1.35%	14.02%
	2011	*-	10.34	2	0.58%	1.35%	(6.10)%
Deutsche Small Cap Index (AnnuiChoice II)
	2015	21	15.28	327	0.94%	1.15%	(5.95)%
	2014	6	16.25	92	0.56%	1.15%	3.27%
	2013	3	15.73	47	4.87%	1.15%	36.72%
	2012	3	11.51	31	0.85%	1.15%	14.54%
	2011	3	10.05	28	0.89%	1.15%	(5.67)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Deutsche Small Cap Index (AnnuiChoice)
	2015	1	$21.97	$23	0.77%	1.00%	(5.81)%
	2014	1	23.32	24	0.71%	1.00%	3.43%
	2013	1	22.55	24	3.72%	1.00%	36.93%
	2012	2	16.47	36	0.85%	1.00%	14.71%
	2011	4	14.36	55	0.64%	1.00%	(5.53)%
Deutsche Small Cap Index (GrandMaster flex3)
	2015	3	21.95	61	0.79%	1.55%	(6.33)%
	2014	3	23.43	77	0.71%	1.55%	2.86%
	2013	3	22.78	79	5.40%	1.55%	36.17%
	2012	4	16.73	68	0.70%	1.55%	14.07%
	2011	5	14.67	67	0.61%	1.55%	(6.05)%
Deutsche Small Cap Index (Grandmaster)
	2015	1	18.89	23	0.80%	1.35%	(6.14)%
	2014	1	20.12	25	0.83%	1.35%	3.07%
	2013	2	19.53	33	26.07%	1.35%	36.44%
	2012	2	14.31	24	1.07%	1.35%	14.31%
	2011	1	12.52	18	0.63%	1.35%	(5.86)%
Deutsche Small Cap Index (IQ3)
	2015	4	20.48	75	0.82%	1.45%	(6.23)%
	2014	5	21.84	103	0.71%	1.45%	2.96%
	2013	5	21.21	106	5.34%	1.45%	36.30%
	2012	5	15.56	79	0.64%	1.45%	14.19%
	2011	8	13.63	104	0.62%	1.45%	(5.96)%
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)
	2015	10	15.98	163	0.75%	1.15%	(5.95)%
	2014	10	16.99	162	0.91%	1.15%	3.27%
	2013	5	16.45	78	0.00%	1.15%	36.72%
Deutsche Small Cap Index (Pinnacle Plus)
	2015	3	21.03	66	0.76%	1.67%	(6.44)%
	2014	4	22.48	82	0.79%	1.67%	2.73%
	2013	13	21.88	282	5.69%	1.67%	36.00%
	2012	20	16.09	330	4.24%	1.67%	13.94%
	2011	17	14.12	239	0.57%	1.67%	(6.17)%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2015	9	20.48	184	0.86%	1.45%	(6.23)%
	2014	11	21.84	248	0.74%	1.45%	2.96%
	2013	13	21.21	282	5.36%	1.45%	36.30%
	2012	18	15.56	278	0.83%	1.45%	14.19%
	2011	25	13.63	338	0.61%	1.45%	(5.96)%
Deutsche Small Cap Index VIP (Pinnacle V)
	2015	13	12.98	167	0.84%	1.55%	(6.33)%
	2014	14	13.86	189	0.68%	1.55%	2.86%
	2013	12	13.48	163	4.93%	1.55%	36.17%
	2012	11	9.90	111	0.82%	1.55%	14.07%
	2011	13	8.68	111	0.57%	1.55%	(6.05)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)
	2015	13	$10.85	$140	3.09%	1.60%	(10.64)%
	2014	17	12.14	203	4.47%	1.60%	(1.15)%
	2013	25	12.28	310	4.24%	1.60%	(1.49)%
	2012	30	12.46	380	4.72%	1.60%	12.96%
	2011	32	11.03	350	8.01%	1.60%	0.30%
Pimco VIT All Asset (IQ Annuity)
	2015	10	10.89	114	3.23%	1.45%	(10.50)%
	2014	11	12.17	138	4.98%	1.45%	(1.00)%
	2013	13	12.29	161	4.28%	1.45%	(1.34)%
	2012	14	12.46	174	4.86%	1.45%	13.14%
	2011	14	11.01	153	7.67%	1.45%	0.45%
Pimco VIT All Asset (Pinnacle)
	2015	4	10.97	39	3.14%	1.35%	(10.41)%
	2014	4	12.25	49	5.04%	1.35%	(0.90)%
	2013	4	12.36	48	4.07%	1.35%	(1.24)%
	2012	7	12.52	90	4.83%	1.35%	13.25%
	2011	8	11.05	84	9.89%	1.35%	0.55%
Pimco VIT All Asset (AnnuiChoice II)
	2015	9	11.24	100	2.46%	1.15%	(10.23)%
	2014	17	12.52	217	4.59%	1.15%	(0.70)%
	2013	28	12.61	352	3.88%	1.15%	(1.04)%
	2012	37	12.74	471	5.60%	1.15%	13.48%
	2011	32	11.23	356	7.66%	1.15%	0.76%
Pimco VIT All Asset (AnnuiChoice)
	2015	1	11.28	13	3.02%	1.00%	(10.10)%
	2014	1	12.54	18	5.09%	1.00%	(0.55)%
	2013	1	12.61	18	6.03%	1.00%	(0.89)%
	2012	4	12.72	50	4.54%	1.00%	13.65%
	2011	6	11.20	64	7.65%	1.00%	0.91%
Pimco VIT All Asset (GrandMaster flex3)
	2015	*-	10.80	1	1.21%	1.55%	(10.59)%
	2014	7	12.08	88	4.05%	1.55%	(1.10)%
	2013	16	12.22	195	4.35%	1.55%	(1.44)%
	2012	21	12.40	261	4.89%	1.55%	13.02%
	2011	21	10.97	226	7.86%	1.55%	0.35%
Pimco VIT All Asset (Grandmaster)
	2015	29	10.97	313	3.13%	1.35%	(10.41)%
	2014	32	12.25	387	4.86%	1.35%	(0.90)%
	2013	37	12.36	456	3.73%	1.35%	(1.24)%
	2012	109	12.52	1,364	5.14%	1.35%	13.25%
	2011	103	11.05	1,134	8.03%	1.35%	0.55%
Pimco VIT All Asset (Pinnacle IV)
	2015	37	10.98	409	2.62%	1.45%	(10.50)%
	2014	79	12.26	964	4.90%	1.45%	(1.00)%
	2013	104	12.39	1,290	4.13%	1.45%	(1.34)%
	2012	147	12.56	1,840	4.88%	1.45%	13.14%
	2011	149	11.10	1,656	8.06%	1.45%	0.45%
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)
	2015	3	10.02	26	3.15%	1.15%	(10.23)%
	2014	1	11.16	16	6.27%	1.15%	(0.70)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus)
	2015	7	$10.70	$75	2.94%	1.67%	(10.70)%
	2014	14	11.99	173	4.41%	1.67%	(1.22)%
	2013	20	12.14	245	4.38%	1.67%	(1.56)%
	2012	22	12.33	271	5.73%	1.67%	12.88%
	2011	18	10.92	195	7.31%	1.67%	0.23%
Pimco VIT All Asset (Pinnacle V)
	2015	32	10.89	348	3.32%	1.55%	(10.59)%
	2014	29	12.18	358	4.94%	1.55%	(1.10)%
	2013	40	12.31	492	4.62%	1.55%	(1.44)%
	2012	44	12.49	550	5.20%	1.55%	13.02%
	2011	35	11.06	388	8.91%	1.55%	0.35%
Pimco VIT Commodity Real Return (Pinnacle)
	2015	22	3.82	84	4.42%	1.35%	(26.67)%
	2014	22	5.21	115	0.27%	1.35%	(19.72)%
	2013	19	6.49	125	1.23%	1.35%	(15.87)%
	2012	30	7.71	234	5.62%	1.35%	3.70%
	2011	31	7.44	229	15.24%	1.35%	(8.79)%
Pimco VIT Commodity Real Return (Pinnacle IV)
	2015	17	3.82	66	4.55%	1.45%	(26.74)%
	2014	18	5.21	93	0.26%	1.45%	(19.80)%
	2013	19	6.50	121	1.31%	1.45%	(15.95)%
	2012	94	7.73	724	5.53%	1.45%	3.59%
	2011	103	7.47	768	14.35%	1.45%	(8.88)%
Pimco VIT Commodity Real Return (Pinnacle V)
	2015	195	3.79	738	4.20%	1.55%	(26.82)%
	2014	158	5.18	820	0.27%	1.55%	(19.88)%
	2013	137	6.46	888	1.64%	1.55%	(16.04)%
	2012	160	7.70	1,228	5.83%	1.55%	3.49%
	2011	157	7.44	1,169	15.00%	1.55%	(8.97)%
Pimco VIT Commodity Real Return Strategy (AdvantEdge)
	2015	94	3.77	356	4.40%	1.60%	(26.85)%
	2014	79	5.16	407	0.26%	1.60%	(19.92)%
	2013	76	6.44	490	1.63%	1.60%	(16.08)%
	2012	65	7.68	497	5.97%	1.60%	3.43%
	2011	62	7.42	463	15.54%	1.60%	(9.02)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)
	2015	21	3.91	81	5.45%	1.15%	(26.52)%
	2014	23	5.32	125	0.27%	1.15%	(19.56)%
	2013	19	6.62	129	1.57%	1.15%	(15.70)%
	2012	19	7.85	151	5.38%	1.15%	3.91%
	2011	28	7.55	211	14.13%	1.15%	(8.60)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)
	2015	*-	3.93	2	5.35%	1.00%	(26.41)%
	2014	1	5.34	4	0.25%	1.00%	(19.43)%
	2013	*-	6.62	*-	0.06%	1.00%	(15.57)%
	2012	5	7.84	39	5.55%	1.00%	4.07%
	2011	5	7.54	41	14.76%	1.00%	(8.47)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Grandmaster)
	2015	16	$3.82	$59	5.27%	1.35%	(26.67)%
	2014	21	5.21	110	0.26%	1.35%	(19.72)%
	2013	24	6.49	155	1.45%	1.35%	(15.87)%
	2012	30	7.71	231	4.62%	1.35%	3.70%
	2011	61	7.44	452	14.89%	1.35%	(8.79)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity)
	2015	37	3.79	139	4.16%	1.45%	(26.74)%
	2014	28	5.18	145	0.25%	1.45%	(19.80)%
	2013	38	6.45	243	1.64%	1.45%	(15.95)%
	2012	42	7.68	320	6.54%	1.45%	3.59%
	2011	22	7.41	166	14.35%	1.45%	(8.88)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)
	2015	2	3.76	8	4.76%	1.55%	(26.82)%
	2014	3	5.14	16	0.21%	1.55%	(19.88)%
	2013	6	6.42	40	1.49%	1.55%	(16.04)%
	2012	11	7.64	84	5.96%	1.55%	3.49%
	2011	10	7.38	71	14.48%	1.55%	(8.97)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)
	2015	3	5.10	14	4.78%	1.15%	(26.52)%
	2014	4	6.94	28	0.33%	1.15%	(19.56)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)
	2015	20	3.73	73	4.49%	1.67%	(26.90)%
	2014	21	5.10	107	0.32%	1.67%	(19.98)%
	2013	24	6.37	153	1.46%	1.67%	(16.14)%
	2012	55	7.60	414	5.78%	1.67%	3.36%
	2011	56	7.35	410	15.05%	1.67%	(9.08)%
Pimco VIT Long Term Government (AnnuiChoice II)
	2015	9	10.10	94	2.10%	1.15%	(2.60)%
	2014	*-	10.37	5	2.32%	1.15%	22.47%
Pimco VIT Low Duration (AnnuiChoice II)
	2015	15	11.44	170	3.84%	1.15%	(0.93)%
	2014	11	11.55	124	1.04%	1.15%	(0.41)%
	2013	9	11.60	109	1.35%	1.15%	(1.38)%
	2012	9	11.76	112	1.76%	1.15%	4.52%
	2011	9	11.25	98	1.59%	1.15%	(0.15)%
Pimco VIT Low Duration (AnnuiChoice)
	2015	*-	11.61	3	3.17%	1.00%	(0.78)%
	2014	*-	11.70	4	0.90%	1.00%	(0.26)%
	2013	2	11.73	20	1.36%	1.00%	(1.23)%
	2012	2	11.88	19	1.79%	1.00%	4.68%
	2011	3	11.35	38	2.20%	1.00%	0.00%
Pimco VIT Low Duration (GrandMaster flex3)
	2015	8	11.13	91	3.33%	1.55%	(1.33)%
	2014	9	11.28	99	1.04%	1.55%	(0.81)%
	2013	8	11.37	88	1.37%	1.55%	(1.78)%
	2012	16	11.57	188	1.58%	1.55%	4.10%
	2011	14	11.12	158	1.70%	1.55%	(0.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Grandmaster)
	2015	20	$11.30	$224	3.45%	1.35%	(1.13)%
	2014	18	11.43	203	1.06%	1.35%	(0.61)%
	2013	12	11.50	139	1.47%	1.35%	(1.58)%
	2012	6	11.68	67	2.53%	1.35%	4.31%
	2011	6	11.20	66	1.45%	1.35%	(0.35)%
Pimco VIT Low Duration (IQ Annuity)
	2015	54	11.21	604	3.31%	1.45%	(1.23)%
	2014	56	11.35	639	1.03%	1.45%	(0.71)%
	2013	57	11.43	649	1.34%	1.45%	(1.68)%
	2012	59	11.63	686	1.81%	1.45%	4.21%
	2011	59	11.16	663	2.33%	1.45%	(0.45)%
Pimco VIT Low Duration (Pinnacle)
	2015	2	11.30	26	3.32%	1.35%	(1.13)%
	2014	2	11.43	26	1.02%	1.35%	(0.61)%
	2013	3	11.50	30	1.16%	1.35%	(1.58)%
	2012	4	11.68	45	1.80%	1.35%	4.31%
	2011	3	11.20	36	1.69%	1.35%	(0.35)%
Pimco VIT Low Duration (Pinnacle IV)
	2015	5	11.17	54	3.79%	1.45%	(1.23)%
	2014	4	11.31	45	0.81%	1.45%	(0.71)%
	2013	63	11.39	721	1.43%	1.45%	(1.68)%
	2012	66	11.59	767	1.79%	1.45%	4.21%
	2011	67	11.12	745	2.21%	1.45%	(0.45)%
Pimco VIT Low Duration (AdvantEdge)
	2015	7	11.04	75	2.81%	1.60%	(1.38)%
	2014	13	11.20	141	0.98%	1.60%	(0.86)%
	2013	29	11.29	333	1.45%	1.60%	(1.83)%
	2012	46	11.50	525	1.83%	1.60%	4.05%
	2011	49	11.06	540	1.90%	1.60%	(0.60)%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)
	2015	1	10.08	13	3.51%	1.15%	(0.93)%
	2014	*-	10.17	2	0.99%	1.15%	(0.41)%
	2013	*-	10.21	2	0.10%	1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus)
	2015	2	11.02	21	2.14%	1.67%	(1.45)%
	2014	12	11.18	132	0.97%	1.67%	(0.93)%
	2013	38	11.29	426	1.46%	1.67%	(1.90)%
	2012	37	11.51	423	1.78%	1.67%	3.97%
	2011	40	11.07	438	1.76%	1.67%	(0.67)%
Pimco VIT Low Duration (Pinnacle V)
	2015	75	11.09	833	3.23%	1.55%	(1.33)%
	2014	81	11.23	906	1.03%	1.55%	(0.81)%
	2013	87	11.33	983	1.39%	1.55%	(1.78)%
	2012	76	11.53	872	1.83%	1.55%	4.10%
	2011	64	11.08	705	1.98%	1.55%	(0.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle IV)
	2015	7	$11.30	$77	3.92%	1.45%	(4.21)%
	2014	9	11.79	101	1.14%	1.45%	1.50%
	2013	44	11.62	514	1.81%	1.45%	(10.62)%
	2012	72	13.00	934	6.42%	1.45%	7.06%
	2011	69	12.14	837	5.70%	1.45%	9.95%
Pimco VIT Real Return (AdvantEdge)
	2015	3	11.16	33	1.85%	1.60%	(4.36)%
	2014	10	11.67	115	0.93%	1.60%	1.34%
	2013	4	11.52	50	0.99%	1.60%	(10.76)%
	2012	16	12.90	206	6.44%	1.60%	6.90%
	2011	15	12.07	181	5.29%	1.60%	9.78%
Pimco VIT Real Return (AnnuiChoice II)
	2015	15	11.57	177	4.30%	1.15%	(3.92)%
	2014	13	12.04	159	1.38%	1.15%	1.81%
	2013	16	11.83	190	1.93%	1.15%	(10.35)%
	2012	23	13.19	306	7.77%	1.15%	7.39%
	2011	14	12.29	173	5.38%	1.15%	10.28%
Pimco VIT Real Return (AnnuiChoice)
	2015	8	11.71	93	4.07%	1.00%	(3.77)%
	2014	8	12.17	97	1.30%	1.00%	1.96%
	2013	9	11.94	105	0.96%	1.00%	(10.21)%
	2012	34	13.30	451	6.19%	1.00%	7.55%
	2011	40	12.36	491	5.55%	1.00%	10.45%
Pimco VIT Real Return (GrandMaster flex3)
	2015	4	11.22	50	4.14%	1.55%	(4.31)%
	2014	4	11.73	43	1.31%	1.55%	1.39%
	2013	4	11.57	42	1.93%	1.55%	(10.71)%
	2012	5	12.96	69	6.13%	1.55%	6.95%
	2011	5	12.11	66	4.13%	1.55%	9.83%
Pimco VIT Real Return (Grandmaster)
	2015	3	11.40	29	3.90%	1.35%	(4.11)%
	2014	3	11.89	32	1.72%	1.35%	1.60%
	2013	11	11.70	126	2.08%	1.35%	(10.53)%
	2012	18	13.08	241	7.78%	1.35%	7.17%
	2011	11	12.20	136	4.91%	1.35%	10.06%
Pimco VIT Real Return (IQ Annuity)
	2015	21	11.31	237	4.05%	1.45%	(4.21)%
	2014	21	11.81	248	1.31%	1.45%	1.50%
	2013	21	11.63	247	2.39%	1.45%	(10.62)%
	2012	21	13.02	276	5.92%	1.45%	7.06%
	2011	24	12.16	287	4.88%	1.45%	9.94%
Pimco VIT Real Return (Pinnacle)
	2015	8	11.40	86	4.04%	1.35%	(4.11)%
	2014	8	11.89	91	1.33%	1.35%	1.60%
	2013	8	11.70	93	1.69%	1.35%	(10.53)%
	2012	16	13.08	206	6.24%	1.35%	7.17%
	2011	17	12.20	209	4.73%	1.35%	10.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)
	2015	1	$9.97	$13	3.99%	1.15%	(3.92)%
	2014	1	10.37	14	1.67%	1.15%	1.81%
	2013	1	10.19	7	4.98%	1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus)
	2015	7	11.12	80	2.47%	1.67%	(4.42)%
	2014	17	11.63	201	1.69%	1.67%	1.27%
	2013	37	11.49	430	0.88%	1.67%	(10.82)%
	2012	160	12.88	2,058	3.53%	1.67%	6.82%
	2011	386	12.06	4,656	7.14%	1.67%	9.70%
Pimco VIT Real Return (Pinnacle V)
	2015	67	11.21	752	3.77%	1.55%	(4.31)%
	2014	76	11.71	893	1.29%	1.55%	1.39%
	2013	100	11.55	1,151	2.23%	1.55%	(10.71)%
	2012	114	12.94	1,475	7.26%	1.55%	6.95%
	2011	84	12.10	1,021	5.15%	1.55%	9.83%
Pimco VIT Total Return (Pinnacle V)
	2015	931	12.97	12,074	5.08%	1.55%	(1.19)%
	2014	801	13.13	10,512	2.14%	1.55%	2.56%
	2013	700	12.80	8,967	3.01%	1.55%	(3.58)%
	2012	629	13.28	8,354	4.56%	1.55%	7.79%
	2011	538	12.32	6,621	4.16%	1.55%	1.90%
Pimco VIT Total Return (AdvantEdge)
	2015	325	12.92	4,202	4.71%	1.60%	(1.24)%
	2014	381	13.08	4,988	2.07%	1.60%	2.51%
	2013	422	12.76	5,392	3.07%	1.60%	(3.62)%
	2012	344	13.24	4,559	4.52%	1.60%	7.73%
	2011	319	12.29	3,924	4.15%	1.60%	1.85%
Pimco VIT Total Return (AnnuiChoice II)
	2015	160	13.39	2,144	5.15%	1.15%	(0.79)%
	2014	133	13.50	1,798	2.25%	1.15%	2.98%
	2013	88	13.11	1,151	2.69%	1.15%	(3.18)%
	2012	90	13.54	1,215	4.71%	1.15%	8.23%
	2011	83	12.51	1,038	4.05%	1.15%	2.32%
Pimco VIT Total Return (AnnuiChoice)
	2015	20	13.36	274	4.83%	1.00%	(0.63)%
	2014	21	13.44	287	2.12%	1.00%	3.13%
	2013	20	13.03	259	2.96%	1.00%	(3.04)%
	2012	28	13.44	383	3.88%	1.00%	8.39%
	2011	76	12.40	938	3.78%	1.00%	2.47%
Pimco VIT Total Return (GrandMaster flex3)
	2015	33	12.80	420	4.87%	1.55%	(1.19)%
	2014	34	12.95	437	2.06%	1.55%	2.56%
	2013	44	12.63	559	2.79%	1.55%	(3.58)%
	2012	51	13.10	664	4.25%	1.55%	7.79%
	2011	50	12.15	603	3.86%	1.55%	1.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (Grandmaster)
	2015	51	$13.00	$666	4.61%	1.35%	(0.99)%
	2014	61	13.13	801	2.04%	1.35%	2.77%
	2013	75	12.78	957	2.95%	1.35%	(3.38)%
	2012	80	13.22	1,063	4.67%	1.35%	8.01%
	2011	74	12.24	900	3.77%	1.35%	2.11%
Pimco VIT Total Return (IQ Annuity)
	2015	66	12.90	850	4.79%	1.45%	(1.09)%
	2014	71	13.04	926	2.09%	1.45%	2.66%
	2013	76	12.70	961	2.92%	1.45%	(3.48)%
	2012	80	13.16	1,056	4.50%	1.45%	7.90%
	2011	78	12.20	948	3.99%	1.45%	2.01%
Pimco VIT Total Return (Pinnacle)
	2015	46	13.00	601	4.83%	1.35%	(0.99)%
	2014	47	13.13	622	2.01%	1.35%	2.77%
	2013	58	12.78	746	2.84%	1.35%	(3.38)%
	2012	72	13.22	945	4.20%	1.35%	8.01%
	2011	87	12.24	1,061	3.95%	1.35%	2.11%
Pimco VIT Total Return (Pinnacle IV)
	2015	37	13.08	484	4.85%	1.45%	(1.09)%
	2014	40	13.22	535	2.04%	1.45%	2.67%
	2013	66	12.88	845	2.80%	1.45%	(3.48)%
	2012	99	13.34	1,322	4.37%	1.45%	7.90%
	2011	98	12.37	1,217	4.09%	1.45%	2.01%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)
	2015	3	10.73	36	5.11%	1.15%	(0.79)%
	2014	2	10.82	20	1.61%	1.15%	2.98%
	2013	10	10.50	109	2.04%	1.15%	(3.18)%
	2012	1	10.85	13	4.52%	1.15%	8.23%
Pimco VIT Total Return (Pinnacle Plus)
	2015	46	12.68	582	4.57%	1.67%	(1.31)%
	2014	58	12.85	750	2.07%	1.67%	2.44%
	2013	82	12.54	1,034	2.23%	1.67%	(3.69)%
	2012	190	13.02	2,471	5.19%	1.67%	7.66%
	2011	100	12.10	1,208	4.58%	1.67%	1.78%
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)
	2015	3	7.35	20	0.46%	1.35%	(2.88)%
	2014	3	7.57	22	0.00%	1.35%	10.57%
	2013	*-	6.85	2	0.00%	1.35%	1.21%
	2012	1	6.77	6	0.00%	1.35%	(12.41)%
	2011	1	7.72	9	0.00%	1.35%	(9.86)%
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)
	2015	2	7.30	15	2.21%	1.45%	(2.97)%
	2014	2	7.52	18	0.00%	1.45%	10.46%
	2013	1	6.81	5	0.00%	1.45%	1.10%
	2012	2	6.74	13	0.00%	1.45%	(12.50)%
	2011	6	7.70	43	0.00%	1.45%	(9.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Future Strategy (Pinnacle V)
	2015	32	$7.25	$232	2.31%	1.55%	(3.07)%
	2014	35	7.48	260	0.00%	1.55%	10.35%
	2013	21	6.78	139	0.00%	1.55%	1.00%
	2012	22	6.71	148	0.00%	1.55%	(12.59)%
	2011	30	7.68	230	0.00%	1.55%	(10.04)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)
	2015	15	7.22	112	2.42%	1.60%	(3.12)%
	2014	14	7.45	104	0.00%	1.60%	10.29%
	2013	21	6.76	141	0.00%	1.60%	0.95%
	2012	19	6.70	127	0.00%	1.60%	(12.63)%
	2011	16	7.66	120	0.00%	1.60%	(10.09)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)
	2015	4	7.46	33	2.15%	1.15%	(2.68)%
	2014	5	7.67	39	0.00%	1.15%	10.80%
	2013	3	6.92	18	0.00%	1.15%	1.41%
	2012	2	6.82	15	0.00%	1.15%	(12.23)%
	2011	2	7.77	19	0.00%	1.15%	(9.68)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)
	2015	1	7.54	10	2.44%	1.00%	(2.53)%
	2014	2	7.74	13	0.00%	1.00%	10.96%
	2013	1	6.97	7	0.00%	1.00%	1.56%
	2012	1	6.86	7	0.00%	1.00%	(12.10)%
	2011	1	7.81	11	0.00%	1.00%	(9.54)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster)
	2015	*-	7.35	3	2.19%	1.35%	(2.88)%
	2014	1	7.57	8	0.00%	1.35%	10.57%
	2013	2	6.85	12	0.00%	1.35%	1.21%
	2012	2	6.77	12	0.00%	1.35%	(12.41)%
	2011	1	7.72	6	0.00%	1.35%	(9.86)%
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)
	2015	*-	7.30	1	2.33%	1.45%	(2.97)%
	2014	*-	7.52	1	0.00%	1.45%	10.46%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)
	2015	1	8.91	6	2.62%	1.15%	(2.68)%
	2014	1	9.16	12	0.00%	1.15%	10.80%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)
	2015	3	7.19	21	2.29%	1.67%	(3.19)%
	2014	3	7.42	23	0.00%	1.67%	10.21%
	2013	4	6.73	25	0.00%	1.67%	0.88%
	2012	8	6.68	52	0.00%	1.67%	(12.69)%
	2011	14	7.65	108	0.00%	1.67%	(10.15)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)
	2015	14	8.81	119	0.69%	1.60%	0.22%
	2014	16	8.79	141	0.00%	1.60%	2.99%
	2013	18	8.53	154	0.00%	1.60%	0.03%
	2012	16	8.53	137	0.64%	1.60%	0.58%
	2011	13	8.48	110	0.00%	1.60%	1.73%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)
	2015	5	$9.13	$42	0.42%	1.15%	0.68%
	2014	11	9.07	100	0.00%	1.15%	3.46%
	2013	11	8.76	100	0.00%	1.15%	0.49%
	2012	11	8.72	99	0.83%	1.15%	1.04%
	2011	7	8.63	58	0.00%	1.15%	2.20%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)
	2015	12	9.11	108	0.66%	1.00%	0.83%
	2014	12	9.03	110	0.00%	1.00%	3.61%
	2013	12	8.72	101	0.00%	1.00%	0.64%
	2012	24	8.66	204	1.00%	1.00%	1.20%
	2011	4	8.56	32	0.00%	1.00%	2.35%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)
	2015	2	8.73	18	0.69%	1.55%	0.27%
	2014	2	8.70	22	0.00%	1.55%	3.04%
	2013	2	8.45	17	0.00%	1.55%	0.08%
	2012	4	8.44	35	0.78%	1.55%	0.63%
	2011	2	8.39	17	0.00%	1.55%	1.78%
Guggenheim VT Multi-Hedge Strategies (Grandmaster)
	2015	5	8.87	48	0.66%	1.35%	0.47%
	2014	6	8.82	55	0.00%	1.35%	3.25%
	2013	8	8.55	71	0.00%	1.35%	0.28%
	2012	12	8.52	100	0.46%	1.35%	0.84%
	2011	18	8.45	153	0.00%	1.35%	1.99%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)
	2015	8	8.80	74	0.66%	1.45%	0.37%
	2014	9	8.76	79	0.00%	1.45%	3.14%
	2013	9	8.50	73	0.00%	1.45%	0.18%
	2012	9	8.48	75	0.54%	1.45%	0.74%
	2011	11	8.42	91	0.00%	1.45%	1.89%
Guggenheim VT Multi-Hedge Strategies (Pinnacle)
	2015	8	8.87	69	0.42%	1.35%	0.47%
	2014	18	8.82	163	0.00%	1.35%	3.25%
	2013	17	8.55	148	0.00%	1.35%	0.28%
	2012	19	8.52	165	0.63%	1.35%	0.84%
	2011	16	8.45	139	0.00%	1.35%	1.99%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)
	2015	2	8.91	15	0.67%	1.45%	0.37%
	2014	2	8.88	21	0.00%	1.45%	3.14%
	2013	6	8.61	53	0.00%	1.45%	0.18%
	2012	7	8.59	64	0.64%	1.45%	0.74%
	2011	9	8.53	75	0.00%	1.45%	1.89%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)
	2015	2	10.97	26	0.71%	1.15%	0.68%
	2014	3	10.90	28	0.00%	1.15%	3.46%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)
	2015	3	8.65	22	0.60%	1.67%	0.15%
	2014	6	8.63	49	0.00%	1.67%	2.91%
	2013	18	8.39	147	0.00%	1.67%	(0.04)%
	2012	25	8.39	213	0.59%	1.67%	0.51%
	2011	24	8.35	200	0.00%	1.67%	1.66%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)
	2015	11	$8.84	$97	0.63%	1.55%	0.27%
	2014	16	8.82	143	0.00%	1.55%	3.04%
	2013	20	8.56	170	0.00%	1.55%	0.08%
	2012	24	8.55	205	0.69%	1.55%	0.63%
	2011	16	8.50	138	0.00%	1.55%	1.78%
Guggenheim VT Long Short Equity (AdvantEdge)
	2015	2	10.01	17	0.00%	1.60%	(0.36)%
	2014	2	10.05	20	0.00%	1.60%	1.15%
	2013	8	9.93	77	0.00%	1.60%	15.58%
	2012	4	8.60	37	0.00%	1.60%	2.75%
	2011	5	8.37	42	0.00%	1.60%	(8.05)%
Guggenheim VT Long Short Equity (AnnuiChoice II)
	2015	6	10.38	63	0.00%	1.15%	0.10%
	2014	8	10.37	80	0.00%	1.15%	1.61%
	2013	5	10.20	48	0.00%	1.15%	16.11%
	2012	5	8.79	43	0.00%	1.15%	3.23%
	2011	5	8.51	46	0.00%	1.15%	(7.63)%
Guggenheim VT Long Short Equity (AnnuiChoice)
	2015	*-	10.21	2	0.00%	1.00%	0.25%
	2014	*-	10.18	4	0.00%	1.00%	1.77%
	2013	*-	10.00	*-	0.00%	1.00%	16.28%
	2012	*-	8.60	*-	0.00%	1.00%	3.38%
	2011	*-	8.32	3	0.00%	1.00%	(7.49)%
Guggenheim VT Long Short Equity (Grandmaster)
	2015	*-	9.93	2	0.00%	1.35%	(0.11)%
	2014	1	9.94	7	0.00%	1.35%	1.41%
	2012	*-	8.46	1	0.00%	1.35%	3.02%
	2011	*-	8.21	1	0.00%	1.35%	(7.82)%
Guggenheim VT Long Short Equity (IQ Annuity)
	2015	*-	9.85	1	0.00%	1.45%	(0.21)%
	2014	1	9.87	10	0.00%	1.45%	1.31%
	2011	1	8.18	11	0.00%	1.45%	(7.91)%
Guggenheim VT Long Short Equity (Pinnacle)
	2015	1	9.93	14	0.00%	1.35%	(0.11)%
	2014	3	9.94	26	0.00%	1.35%	1.41%
	2013	1	9.80	6	0.00%	1.35%	15.87%
	2012	1	8.46	5	0.00%	1.35%	3.02%
	2011	1	8.21	4	0.00%	1.35%	(7.82)%
Guggenheim VT Long Short Equity (Pinnacle IV)
	2015	2	10.13	20	0.00%	1.45%	(0.21)%
	2014	3	10.15	27	0.00%	1.45%	1.31%
	2013	2	10.02	16	0.00%	1.45%	15.76%
	2012	1	8.66	13	0.00%	1.45%	2.91%
	2011	2	8.41	16	0.00%	1.45%	(7.91)%
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)
	2015	1	11.77	7	0.00%	1.15%	0.10%
	2014	1	11.76	13	0.00%	1.15%	1.61%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle Plus)
	2015	*-	$9.69	$3	0.00%	1.67%	(0.43)%
	2014	3	9.73	33	0.00%	1.67%	1.08%
	2013	4	9.62	39	0.00%	1.67%	15.50%
	2012	6	8.33	49	0.00%	1.67%	2.68%
	2011	6	8.12	49	0.00%	1.67%	(8.12)%
Guggenheim VT Long Short Equity (Pinnacle V)
	2015	6	10.05	63	0.00%	1.55%	(0.31)%
	2014	7	10.08	72	0.00%	1.55%	1.20%
	2013	3	9.96	29	0.00%	1.55%	15.64%
	2012	5	8.62	41	0.00%	1.55%	2.81%
	2011	10	8.38	81	0.00%	1.55%	(8.01)%
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)
	2015	1	26.79	16	2.25%	1.75%	(1.27)%
	2014	1	27.14	17	2.59%	1.75%	4.13%
	2013	1	26.06	17	2.59%	1.75%	(3.72)%
	2012	1	27.06	19	3.06%	1.75%	1.94%
	2011	1	26.55	19	2.17%	1.75%	5.79%
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)
	2015	1	25.71	37	2.25%	2.55%	(2.07)%
	2014	1	26.26	39	2.60%	2.55%	3.29%
	2013	1	25.42	38	2.27%	2.55%	(4.50)%
	2012	1	26.62	36	2.76%	2.55%	1.11%
	2011	1	26.33	34	1.56%	2.55%	4.93%
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)
	2015	1	25.30	15	2.00%	1.90%	(1.42)%
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)
	2015	23	24.42	552	2.27%	2.75%	(2.28)%
	2014	20	24.99	507	2.61%	2.75%	3.08%
	2013	16	24.24	385	2.31%	2.75%	(4.70)%
	2012	8	25.44	197	3.08%	2.75%	0.90%
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)
	2015	*-	25.95	11	2.46%	2.55%	(2.02)%
	2014	*-	26.49	12	2.62%	2.55%	1.19%
	2013	*-	26.17	12	2.69%	2.55%	(2.88)%
	2012	*-	26.95	11	2.90%	2.55%	4.31%
	2011	*-	25.84	10	4.78%	2.55%	3.13%
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)
	2015	1	26.09	26	2.47%	1.90%	(1.37)%
	2014	1	26.45	27	2.64%	1.90%	1.86%
	2013	1	25.96	21	4.85%	1.90%	(2.23)%
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)
	2015	20	25.18	494	2.48%	2.75%	(2.22)%
	2014	17	25.75	446	2.62%	2.75%	0.98%
	2013	11	25.50	279	2.47%	2.75%	(3.08)%
	2012	3	26.31	82	0.82%	2.75%	4.09%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares TIPS Bond ETF (Varoom GLWB 2)
	2015	1	$24.71	$19	0.32%	2.55%	(4.26)%
	2014	1	25.81	19	1.64%	2.55%	0.95%
	2013	1	25.56	18	1.04%	2.55%	(10.78)%
	2012	1	28.65	17	2.67%	2.55%	3.62%
	2011	*-	27.65	9	1.49%	2.55%	10.40%
iShares TIPS Bond ETF (Varoom GLWB 3)
	2015	*-	22.85	11	0.33%	1.90%	(3.62)%
	2014	*-	23.71	12	1.64%	1.90%	1.62%
	2013	*-	23.33	12	1.10%	1.90%	(10.19)%
	2012	*-	25.97	13	1.78%	1.90%	4.32%
iShares TIPS Bond ETF (Varoom GLWB 5)
	2015	5	22.05	105	0.33%	2.75%	(4.46)%
	2014	4	23.08	102	1.68%	2.75%	0.74%
	2013	4	22.91	91	1.25%	2.75%	(10.97)%
	2012	3	25.73	68	3.65%	2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2015	*-	27.88	6	5.38%	1.75%	(6.69)%
	2014	*-	29.88	6	5.94%	1.75%	0.10%
	2013	*-	29.85	7	8.48%	1.75%	4.02%
	2012	*-	28.69	7	8.32%	1.75%	9.56%
	2011	*-	26.19	6	4.21%	1.75%	3.63%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2015	1	26.76	38	5.42%	2.55%	(7.45)%
	2014	1	28.91	40	5.95%	2.55%	(0.71)%
	2013	1	29.12	42	6.50%	2.55%	3.17%
	2012	1	28.22	34	10.10%	2.55%	8.66%
	2011	*-	25.97	5	1.20%	2.55%	2.79%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
	2015	4	27.33	98	5.38%	1.90%	(6.83)%
	2014	4	29.34	113	5.85%	1.90%	(0.05)%
	2013	2	29.35	73	7.80%	1.90%	3.86%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
	2015	6	26.38	149	5.46%	2.75%	(7.64)%
	2014	5	28.56	134	5.99%	2.75%	(0.92)%
	2013	3	28.83	89	6.56%	2.75%	2.96%
	2012	2	28.00	52	5.69%	2.75%	8.44%
iShares S&P 500 Growth ETF (Varoom)
	2015	1	43.67	48	1.50%	1.75%	3.52%
	2014	1	42.18	49	1.64%	1.75%	12.65%
	2013	1	37.44	30	1.75%	1.75%	30.62%
	2012	1	28.67	23	2.08%	1.75%	11.97%
	2011	1	25.60	20	0.85%	1.75%	2.57%
iShares S&P 500 Growth ETF (Varoom GLWB 1)
	2015	3	42.35	141	1.50%	2.35%	2.89%
	2014	3	41.16	143	1.39%	2.35%	11.97%
	2013	4	36.76	157	1.64%	2.35%	29.82%
	2012	5	28.31	130	1.81%	2.35%	11.28%
	2011	5	25.44	130	2.84%	2.35%	1.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Growth ETF (Varoom GLWB 2)
	2015	*-	$41.91	$9	1.49%	2.55%	2.68%
	2014	*-	40.82	10	1.43%	2.55%	11.74%
	2013	*-	36.53	9	1.61%	2.55%	29.56%
	2012	*-	28.20	8	2.23%	2.55%	11.05%
	2011	*-	25.39	5	0.45%	2.55%	1.74%
iShares S&P 500 Growth ETF (Varoom GLWB 3)
	2015	2	42.53	97	1.60%	1.90%	3.37%
	2014	2	41.15	64	1.49%	1.90%	12.48%
	2013	1	36.58	30	2.86%	1.90%	30.42%
iShares S&P 500 Growth ETF (Varoom GLWB 4)
	2015	38	41.39	1,573	1.57%	2.55%	2.68%
	2014	30	40.31	1,212	1.52%	2.55%	11.74%
	2013	18	36.08	664	1.63%	2.55%	29.56%
	2012	2	27.85	44	1.13%	2.55%	11.05%
iShares S&P 500 Growth ETF (Varoom GLWB 5)
	2015	1	41.05	37	1.62%	2.75%	2.47%
	2014	*-	40.06	20	1.48%	2.75%	11.51%
	2013	*-	35.92	14	1.77%	2.75%	29.29%
iShares Core S&P 500 Index ETF (Varoom)
	2015	2	41.24	103	2.11%	1.75%	(0.49)%
	2014	3	41.45	110	2.29%	1.75%	11.60%
	2013	2	37.14	59	2.11%	1.75%	30.56%
	2012	2	28.45	44	2.24%	1.75%	13.56%
	2011	2	25.05	42	2.26%	1.75%	0.39%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2015	24	39.99	961	2.13%	2.35%	(1.09)%
	2014	25	40.44	1,003	1.88%	2.35%	10.92%
	2013	29	36.46	1,058	1.97%	2.35%	29.76%
	2012	33	28.09	935	2.28%	2.35%	12.86%
	2011	30	24.89	748	3.11%	2.35%	(0.22)%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2015	1	39.58	28	2.11%	2.55%	(1.30)%
	2014	1	40.10	31	1.85%	2.55%	10.69%
	2013	1	36.23	39	2.00%	2.55%	29.50%
	2012	1	27.98	39	2.29%	2.55%	12.63%
	2011	1	24.84	31	1.90%	2.55%	(0.42)%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
	2015	11	41.30	458	2.14%	1.90%	(0.64)%
	2014	11	41.56	437	1.98%	1.90%	11.43%
	2013	5	37.30	179	2.40%	1.90%	30.36%
	2012	1	28.61	22	1.62%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
	2015	463	40.19	18,609	2.15%	2.55%	(1.30)%
	2014	431	40.72	17,548	2.00%	2.55%	10.69%
	2013	320	36.79	11,754	2.11%	2.55%	29.50%
	2012	146	28.41	4,141	2.64%	2.55%	12.59%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
	2015	27	$39.86	$1,094	2.17%	2.75%	(1.50)%
	2014	24	40.46	956	2.01%	2.75%	10.46%
	2013	17	36.63	614	2.23%	2.75%	29.23%
	2012	6	28.34	165	2.71%	2.75%	12.36%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2015	1	37.23	48	2.36%	2.35%	(5.56)%
	2014	1	39.42	50	2.22%	2.35%	9.53%
	2013	1	35.99	48	2.23%	2.35%	28.50%
	2012	1	28.01	41	2.54%	2.35%	14.73%
	2011	1	24.41	30	3.70%	2.35%	(2.49)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2015	*-	36.85	9	2.35%	2.55%	(5.75)%
	2014	*-	39.10	10	2.21%	2.55%	9.31%
	2013	*-	35.77	9	2.21%	2.55%	28.24%
	2012	*-	27.89	9	2.82%	2.55%	14.50%
	2011	*-	24.36	5	1.98%	2.55%	(2.69)%
iShares S&P 500 Value Index ETF (Varoom GLWB 3)
	2015	3	39.56	102	2.40%	1.90%	(5.12)%
	2014	2	41.70	91	2.36%	1.90%	10.04%
	2013	1	37.90	39	3.21%	1.90%	29.10%
iShares S&P 500 Value Index ETF (Varoom GLWB 4)
	2015	8	38.50	304	2.35%	2.55%	(5.75)%
	2014	8	40.85	321	2.31%	2.55%	9.31%
	2013	6	37.37	237	2.33%	2.55%	28.24%
	2012	5	29.14	155	3.24%	2.55%	14.50%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)
	2015	2	38.18	94	2.36%	2.75%	(5.94)%
	2014	2	40.60	94	2.27%	2.75%	9.08%
	2013	2	37.22	70	2.36%	2.75%	27.98%
	2012	2	29.08	47	3.98%	2.75%	14.26%
iShares Core S&P MidCap Index ETF (Varoom)
	2015	1	37.66	50	1.46%	1.75%	(4.00)%
	2014	1	39.23	54	1.58%	1.75%	7.77%
	2013	1	36.40	35	1.55%	1.75%	31.35%
	2012	1	27.71	27	1.61%	1.75%	16.03%
	2011	1	23.89	23	1.54%	1.75%	(3.97)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2015	8	36.52	283	1.47%	2.35%	(4.58)%
	2014	8	38.27	301	1.36%	2.35%	7.11%
	2013	9	35.73	314	1.41%	2.35%	30.55%
	2012	10	27.37	281	1.56%	2.35%	15.31%
	2011	9	23.74	225	2.02%	2.35%	(4.55)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2015	2	36.15	85	1.46%	2.55%	(4.78)%
	2014	2	37.96	94	1.37%	2.55%	6.89%
	2013	3	35.51	97	1.50%	2.55%	30.28%
	2012	3	27.26	79	2.28%	2.55%	15.08%
	2011	1	23.69	19	1.17%	2.55%	(4.75)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2015	4	$38.88	$141	1.49%	1.90%	(4.14)%
	2014	3	40.56	132	1.42%	1.90%	7.60%
	2013	2	37.69	57	1.81%	1.90%	31.15%
	2012	*-	28.74	4	1.13%	1.90%	15.85%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2015	133	37.84	5,041	1.50%	2.55%	(4.78)%
	2014	121	39.74	4,808	1.46%	2.55%	6.89%
	2013	85	37.18	3,147	1.51%	2.55%	30.28%
	2012	39	28.54	1,105	1.94%	2.55%	15.08%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2015	9	37.53	345	1.51%	2.75%	(4.97)%
	2014	8	39.49	310	1.47%	2.75%	6.67%
	2013	5	37.02	185	1.68%	2.75%	30.02%
	2012	2	28.47	45	2.17%	2.75%	14.84%
iShares Core S&P Small Cap Index ETF (Varoom)
	2015	1	38.86	33	1.41%	1.75%	(3.78)%
	2014	1	40.39	36	1.39%	1.75%	3.92%
	2013	1	38.86	27	1.26%	1.75%	39.45%
	2012	1	27.87	19	1.91%	1.75%	13.89%
	2011	1	24.47	17	1.24%	1.75%	(1.07)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2015	4	37.68	141	1.41%	2.35%	(4.37)%
	2014	4	39.40	152	1.25%	2.35%	3.28%
	2013	4	38.15	158	1.12%	2.35%	38.60%
	2012	5	27.52	141	1.79%	2.35%	13.19%
	2011	5	24.32	114	1.62%	2.35%	(1.67)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2015	1	37.30	46	1.41%	2.55%	(4.56)%
	2014	1	39.08	50	1.27%	2.55%	3.07%
	2013	1	37.91	48	1.21%	2.55%	38.32%
	2012	1	27.41	38	2.71%	2.55%	12.96%
	2011	*-	24.27	7	1.47%	2.55%	(1.87)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2015	2	40.05	88	1.48%	1.90%	(3.93)%
	2014	2	41.69	65	1.30%	1.90%	3.76%
	2013	1	40.18	35	1.43%	1.90%	39.24%
	2012	*-	28.85	2	1.48%	1.90%	13.70%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2015	65	38.98	2,522	1.43%	2.55%	(4.56)%
	2014	60	40.84	2,436	1.35%	2.55%	3.07%
	2013	40	39.62	1,581	1.21%	2.55%	38.32%
	2012	19	28.65	556	2.26%	2.55%	12.94%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2015	8	38.65	296	1.44%	2.75%	(4.76)%
	2014	7	40.58	272	1.42%	2.75%	2.86%
	2013	3	39.46	125	1.32%	2.75%	38.03%
	2012	1	28.58	23	2.64%	2.75%	12.71%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares International Treasury Bond (Varoom)
	2015	1	$22.50	$17	0.11%	1.75%	(8.86)%
	2014	1	24.69	19	1.40%	1.75%	(4.43)%
	2013	*-	25.83	12	2.12%	1.75%	(2.80)%
	2012	*-	26.58	13	2.61%	1.75%	3.64%
	2011	*-	25.64	12	4.22%	1.75%	(0.31)%
iShares International Treasury Bond (Varoom GLWB 1)
	2015	7	21.82	146	0.12%	2.35%	(9.42)%
	2014	6	24.09	148	1.33%	2.35%	(5.01)%
	2013	6	25.36	153	1.77%	2.35%	(3.39)%
	2012	5	26.25	139	2.31%	2.35%	3.01%
	2011	4	25.48	112	4.46%	2.35%	(0.92)%
iShares International Treasury Bond (Varoom GLWB 3)
	2015	1	22.36	27	0.12%	1.90%	(9.00)%
	2014	1	24.58	31	1.28%	1.90%	(4.57)%
	2013	*-	25.75	9	1.52%	1.90%	(2.94)%
	2012	*-	26.54	2	0.30%	1.90%	3.48%
iShares International Treasury Bond (Varoom GLWB 4)
	2015	118	21.77	2,557	0.12%	2.55%	(9.60)%
	2014	96	24.08	2,313	1.31%	2.55%	(5.21)%
	2013	60	25.40	1,526	1.64%	2.55%	(3.59)%
	2012	21	26.35	543	1.25%	2.55%	2.80%
iShares International Treasury Bond (Varoom GLWB 5)
	2015	*-	21.58	3	0.11%	2.75%	(9.79)%
	2014	*-	23.93	3	1.34%	2.75%	(5.40)%
	2013	*-	25.29	3	1.91%	2.75%	(3.78)%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2015	*-	37.65	8	2.28%	1.75%	(3.64)%
	2014	*-	39.07	8	2.05%	1.75%	8.14%
	2013	*-	36.13	8	2.67%	1.75%	27.22%
	2012	*-	28.40	7	3.05%	1.75%	9.11%
	2011	*-	26.03	6	1.55%	1.75%	4.14%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2015	8	36.14	278	2.28%	2.55%	(4.42)%
	2014	8	37.81	296	2.05%	2.55%	7.26%
	2013	8	35.25	290	2.09%	2.55%	26.18%
	2012	9	27.93	239	3.18%	2.55%	8.22%
	2011	4	25.81	101	1.57%	2.55%	3.29%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2015	6	36.39	218	2.29%	1.90%	(3.79)%
	2014	6	37.82	219	2.12%	1.90%	7.98%
	2013	4	35.03	131	2.90%	1.90%	27.02%
	2012	*-	27.58	7	2.64%	1.90%	8.95%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2015	26	35.12	905	2.32%	2.75%	(4.62)%
	2014	23	36.82	847	2.13%	2.75%	7.04%
	2013	16	34.40	550	2.25%	2.75%	25.92%
	2012	8	27.32	222	3.54%	2.75%	8.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Emerging Markets Index Fund ETF (Varoom)
	2015	1	$18.20	$18	2.73%	1.75%	(17.29)%
	2014	1	22.00	22	2.63%	1.75%	(1.80)%
	2013	1	22.40	22	2.78%	1.75%	(6.43)%
	2012	1	23.94	24	2.58%	1.75%	19.52%
	2011	1	20.03	20	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)
	2015	4	17.46	67	2.77%	2.55%	(17.97)%
	2014	3	21.29	71	2.60%	2.55%	(2.60)%
	2013	3	21.86	72	2.72%	2.55%	(7.19)%
	2012	3	23.55	64	5.61%	2.55%	18.55%
	2011	1	19.86	22	0.00%	2.55%	(22.61)%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)
	2015	3	21.20	63	2.71%	1.90%	(17.42)%
	2014	3	25.67	79	2.63%	1.90%	(1.95)%
	2013	3	26.18	82	4.64%	1.90%	(6.57)%
	2012	*-	28.02	7	4.31%	1.90%	19.34%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)
	2015	10	20.46	197	2.84%	2.75%	(18.14)%
	2014	7	24.99	181	2.85%	2.75%	(2.80)%
	2013	3	25.71	89	3.80%	2.75%	(7.38)%
	2012	1	27.76	22	3.80%	2.75%	18.30%
Vanguard Developed Markets Index FundETF (Varoom)
	2015	1	27.36	26	2.71%	1.75%	(2.10)%
	2014	1	27.95	27	3.35%	1.75%	(7.65)%
	2013	1	30.26	21	3.15%	1.75%	19.98%
	2012	1	25.22	18	3.55%	1.75%	19.93%
	2011	1	21.03	14	0.01%	1.75%	(16.71)%
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)
	2015	5	26.53	143	2.70%	2.35%	(2.70)%
	2014	5	27.26	145	3.38%	2.35%	(8.21)%
	2013	5	29.70	157	2.75%	2.35%	19.25%
	2012	6	24.91	144	6.94%	2.35%	19.19%
	2011	5	20.90	108	0.02%	2.35%	(17.22)%
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)
	2015	*-	26.26	3	2.61%	2.55%	(2.90)%
	2014	*-	27.04	4	3.34%	2.55%	(8.40)%
	2013	*-	29.52	7	2.77%	2.55%	19.00%
	2012	*-	24.81	8	3.26%	2.55%	18.95%
	2011	*-	20.85	7	0.00%	2.55%	(17.39)%
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)
	2015	1	30.75	33	2.70%	1.90%	(2.25)%
	2014	1	31.46	32	3.47%	1.90%	(7.79)%
	2013	*-	34.12	8	2.24%	1.90%	19.80%
	2012	*-	28.48	2	1.93%	1.90%	19.74%
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)
	2015	85	29.93	2,531	2.74%	2.55%	(2.90)%
	2014	74	30.83	2,293	3.43%	2.55%	(8.40)%
	2013	47	33.65	1,567	2.82%	2.55%	19.00%
	2012	20	28.28	563	5.07%	2.55%	18.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)
	2015	5	$29.68	$138	2.75%	2.75%	(3.10)%
	2014	3	30.63	103	3.39%	2.75%	(8.59)%
	2013	1	33.51	41	2.79%	2.75%	18.76%
	2012	*-	28.22	4	5.87%	2.75%	18.70%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2015	1	29.49	17	3.26%	1.75%	(0.85)%
	2014	1	29.74	18	3.34%	1.75%	5.77%
	2013	1	28.12	18	4.23%	1.75%	(3.82)%
	2012	1	29.23	20	4.26%	1.75%	8.74%
	2011	1	26.88	19	3.06%	1.75%	7.06%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2015	1	28.30	30	3.27%	2.55%	(1.65)%
	2014	1	28.78	30	3.36%	2.55%	4.91%
	2013	1	27.43	29	3.89%	2.55%	(4.60)%
	2012	1	28.75	28	3.83%	2.55%	7.86%
	2011	1	26.66	26	1.42%	2.55%	6.19%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)
	2015	1	27.74	36	3.27%	1.90%	(1.00)%
	2014	1	28.02	38	3.40%	1.90%	5.61%
	2013	1	26.53	24	6.45%	1.90%	(3.96)%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2015	*-	26.77	10	3.31%	2.75%	(1.86)%
	2014	*-	27.28	9	3.36%	2.75%	4.69%
	2013	*-	26.05	9	4.47%	2.75%	(4.80)%
	2012	*-	27.37	8	2.80%	2.75%	7.63%
Vanguard Large-Cap Index ETF (Varoom)
	2015	*-	40.87	9	1.92%	1.75%	(0.74)%
	2014	*-	41.17	9	1.82%	1.75%	11.38%
	2013	*-	36.96	9	2.52%	1.75%	30.88%
	2012	*-	28.24	7	2.90%	1.75%	13.64%
	2011	*-	24.85	6	1.46%	1.75%	(0.89)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2015	3	39.22	128	1.91%	2.55%	(1.55)%
	2014	3	39.84	137	1.80%	2.55%	10.48%
	2013	4	36.06	140	2.04%	2.55%	29.82%
	2012	4	27.78	109	3.58%	2.55%	12.71%
	2011	1	24.64	21	2.05%	2.55%	(1.69)%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2015	1	41.18	49	2.00%	1.90%	(0.89)%
	2014	1	41.55	35	1.97%	1.90%	11.21%
	2013	*-	37.36	14	2.66%	1.90%	30.68%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2015	10	39.75	405	1.95%	2.75%	(1.75)%
	2014	9	40.45	352	1.93%	2.75%	10.25%
	2013	6	36.69	216	2.15%	2.75%	29.55%
	2012	4	28.32	99	2.78%	2.75%	12.48%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom)
	2015	1	$41.37	$28	2.07%	1.75%	(0.34)%
	2014	1	41.52	29	1.91%	1.75%	11.35%
	2013	1	37.28	28	2.30%	1.75%	30.42%
	2012	1	28.59	22	2.57%	1.75%	13.43%
	2011	1	25.20	20	2.24%	1.75%	0.51%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2015	*-	39.71	13	2.07%	2.55%	(1.15)%
	2014	*-	40.17	14	1.90%	2.55%	10.45%
	2013	*-	36.37	13	2.05%	2.55%	29.36%
	2012	*-	28.12	11	2.28%	2.55%	12.50%
	2011	*-	24.99	11	1.90%	2.55%	(0.31)%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2015	2	39.87	83	2.07%	2.75%	(1.36)%
	2014	2	40.42	86	2.11%	2.75%	10.22%
	2013	1	36.67	48	2.06%	2.75%	29.10%
	2012	1	28.40	29	4.01%	2.75%	12.27%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2015	1	39.11	45	3.86%	2.55%	(0.19)%
	2014	1	39.18	47	3.86%	2.55%	27.02%
	2013	1	30.85	41	4.41%	2.55%	(0.11)%
	2012	1	30.88	34	6.06%	2.55%	14.29%
	2011	*-	27.02	5	2.53%	2.55%	5.81%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2015	1	39.27	40	4.19%	1.90%	0.48%
	2014	1	39.08	30	4.13%	1.90%	27.86%
	2013	1	30.56	18	6.15%	1.90%	0.56%
	2012	*-	30.39	6	3.83%	1.90%	15.05%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2015	6	37.90	220	3.96%	2.75%	(0.39)%
	2014	5	38.05	198	4.06%	2.75%	26.76%
	2013	5	30.01	136	5.38%	2.75%	(0.31)%
	2012	1	30.11	38	5.03%	2.75%	14.05%
Vanguard Total Bond Market Index ETF (Varoom)
	2015	2	26.80	67	2.43%	1.75%	(1.19)%
	2014	3	27.13	71	2.43%	1.75%	4.05%
	2013	1	26.07	19	2.97%	1.75%	(3.89)%
	2012	1	27.13	19	3.51%	1.75%	2.05%
	2011	1	26.58	19	3.84%	1.75%	6.02%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2015	39	25.99	1,016	2.43%	2.35%	(1.80)%
	2014	39	26.47	1,043	2.52%	2.35%	3.41%
	2013	42	25.59	1,063	2.69%	2.35%	(4.48)%
	2012	36	26.79	964	3.43%	2.35%	1.43%
	2011	30	26.42	783	3.77%	2.35%	5.38%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2015	15	25.73	390	2.52%	2.55%	(2.00)%
	2014	15	26.25	404	2.52%	2.55%	3.20%
	2013	16	25.44	399	2.88%	2.55%	(4.67)%
	2012	13	26.68	335	4.74%	2.55%	1.22%
	2011	4	26.36	107	1.48%	2.55%	5.16%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2015	14	$25.24	$341	2.50%	1.90%	(1.34)%
	2014	13	25.58	340	2.55%	1.90%	3.89%
	2013	9	24.62	211	3.54%	1.90%	(4.04)%
	2012	1	25.66	14	2.21%	1.90%	1.90%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2015	730	24.56	17,933	2.44%	2.55%	(2.00)%
	2014	655	25.06	16,426	2.56%	2.55%	3.20%
	2013	437	24.29	10,602	2.72%	2.55%	(4.67)%
	2012	148	25.48	3,767	3.49%	2.55%	1.22%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2015	53	24.36	1,288	2.45%	2.75%	(2.20)%
	2014	45	24.90	1,126	2.58%	2.75%	2.99%
	2013	26	24.18	634	2.81%	2.75%	(4.87)%
	2012	10	25.42	247	3.99%	2.75%	1.01%
Vanguard VI Money Market (Varoom GLWB 3)
	2015	3	9.29	24	0.15%	1.90%	(1.75)%
	2014	3	9.46	24	0.09%	1.90%	(1.81)%
	2013	3	9.63	25	0.10%	1.90%	(1.79)%
	2012	3	9.81	25	0.14%	1.90%	(1.79)%
Vanguard VI Money Market (Varoom GLWB 5)
	2015	1	8.97	5	0.16%	2.75%	(2.60)%
	2014	1	9.21	5	0.09%	2.75%	(2.66)%
	2013	*-	9.46	2	0.15%	2.75%	(2.65)%
	2012	*-	9.72	2	0.09%	2.75%	(2.65)%
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2015	3	24.16	62	1.29%	1.90%	(0.99)%
	2014	3	24.40	69	1.21%	1.90%	(0.56)%
	2013	3	24.54	71	2.18%	1.90%	(1.76)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2015	1	23.40	28	1.31%	2.75%	(1.85)%
	2014	1	23.84	26	1.22%	2.75%	(1.42)%
	2013	1	24.18	19	1.47%	2.75%	(2.61)%
	2012	1	24.83	18	0.76%	2.75%	(0.67)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

National Integrity Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

With Report of Independent Auditors

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2015, 2014 and 2013

Report of Independent Auditors

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of National Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole.  The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements.  Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2016

2

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,569,903	$2,576,379
Preferred and common stocks	38,971	28,121
Mortgage loans	85,473	35,332
Policy loans	46,485	44,666
Cash, cash equivalents and short-term investments	1,363	20,070
Receivable for securities	5,961	933
Securities lending reinvested collateral assets	80,810	62,919
Other invested assets	60,744	75,035
Total cash and invested assets	2,889,710	2,843,455

Investment income due and accrued	26,209	26,547
Current federal income taxes recoverable	898	—
Net deferred income tax asset	6,862	7,136
Receivables from parent, subsidiaries and affiliates	202	384
Other admitted assets	3,716	3,969
Separate account assets	1,811,380	1,895,460
Total admitted assets	$4,738,977	$4,776,951

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,369,617	$2,329,965
Liability for deposit-type contracts	86,182	83,374
Policy and contract claims	95	106
Total policy and contract liabilities	2,455,894	2,413,445

General expense due and accrued	11	28
Current federal income taxes payable	—	4,596
Transfer to (from) separate accounts due and accrued, net	(24,092)	(27,158)
Asset valuation reserve	47,827	44,931
Other liabilities	10,505	5,191
Payable for securities lending	80,810	62,919
Separate account liabilities	1,811,380	1,895,460
Total liabilities	4,382,335	4,399,412

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus	42,414	63,311
Total capital and surplus	356,642	377,539
Total liabilities and capital and surplus	$4,738,977	$4,776,951

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$255,143	$247,052	$215,272
Net investment income	122,841	132,215	124,807
Considerations for supplementary contracts with life contingencies	14,858	15,431	12,023
Amortization of the interest maintenance reserve	1,318	1,610	945
Fees from management of separate accounts	7,034	7,013	6,396
Other revenues	1,088	1,210	1,214
Total premiums and other revenues	402,282	404,531	360,657

Benefits paid or provided:
Death benefits	3,025	2,864	6,840
Annuity benefits	99,807	100,280	87,645
Surrender benefits	350,754	359,117	331,785
Payments on supplementary contracts with life contingencies	8,911	6,787	5,965
Increase (decrease) in policy reserves and other policyholders’ funds	25,613	51,276	132,969
Total benefits paid or provided	488,110	520,324	565,204

Insurance expenses and other deductions:
Commissions	14,840	15,203	15,012
General expenses	15,220	11,556	13,832
Net transfers to (from) separate accounts	(167,647)	(209,500)	(288,284)
Other deductions	854	638	758
Total insurance expenses and other deductions	(136,733)	(182,103)	(258,682)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	50,905	66,310	54,135
Federal income tax expense (benefit), excluding tax on capital gains	16,016	19,967	20,292
Gain (loss) from operations before net realized capital gains (losses)	34,889	46,343	33,843
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(591)	1,994	530
Net income (loss)	$34,298	$48,337	$34,373

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common	Paid-In	Accumulated	Total Capital
	Stock	Surplus	Surplus	and Surplus
	(In Thousands)
Balance, January 1, 2013	$2,000	$312,228	$(12,546)	$301,682
Net income (loss)	—	—	34,373	34,373
Change in net deferred income tax	—	—	7,609	7,609
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $2,888)	—	—	5,363	5,363
Net change in nonadmitted assets and related items	—	—	(21,131)	(21,131)
Change in asset valuation reserve	—	—	(8,263)	(8,263)
Change in surplus in separate accounts	—	—	1,342	1,342
Balance, December 31, 2013	2,000	312,228	6,747	320,975
Net income (loss)	—	—	48,337	48,337
Change in net deferred income tax	—	—	(6,766)	(6,766)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,368))	—	—	(2,540)	(2,540)
Net change in nonadmitted assets and related items	—	—	17,455	17,455
Change in asset valuation reserve	—	—	6,578	6,578
Dividends to stockholder	—	—	(6,500)	(6,500)
Balance, December 31, 2014	2,000	312,228	63,311	377,539
Net income (loss)	—	—	34,298	34,298
Change in net deferred income tax	—	—	6,597	6,597
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,973)	—	—	3,664	3,664
Net change in nonadmitted assets and related items	—	—	(10,379)	(10,379)
Change in asset valuation reserve	—	—	(2,896)	(2,896)
Change in reserve due to change in valuation basis	—	—	(15,181)	(15,181)
Dividends to stockholder	—	—	(37,000)	(37,000)
Balance, December 31, 2015	$2,000	$312,228	$42,414	$356,642

See accompanying notes.

5

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$270,000	$262,483	$227,295
Net investment income received	127,302	128,513	123,064
Benefits paid	(463,650)	(470,890)	(434,313)
Net transfers from (to) separate accounts	168,718	207,885	353,403
Commissions and expense paid	(30,909)	(29,912)	(35,223)
Federal income taxes recovered (paid)	(22,282)	(22,030)	(18,919)
Other, net	8,122	8,223	7,611
Net cash from (for) operations	57,301	84,272	222,918

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	362,177	547,248	708,144
Preferred and common stocks	—	5	483
Mortgage loans	339	22,752	444
Other invested assets	16,242	22,304	14,276
Net gains (losses) on cash, cash equivalents and short-term investments	1	3	1
Miscellaneous proceeds	277	—	4,247
Net proceeds from investments sold, matured or repaid	379,036	592,312	727,595

Cost of investments acquired:
Debt securities	(363,737)	(630,060)	(897,783)
Preferred and common stocks	(5,000)	(1,223)	—
Mortgage loans	(50,480)	(19,723)	(12,421)
Other invested assets	(188)	(20,779)	(31,232)
Miscellaneous applications	(22,919)	(22,588)	(3,332)
Total cost of investments acquired	(442,324)	(694,373)	(944,768)

Net change in policy and other loans	(1,819)	(1,775)	2,088
Net cash from (for) investments	(65,107)	(103,836)	(215,085)

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	2,808	10,237	(3,116)
Dividends paid to stockholder	(37,000)	(6,500)	—
Other cash provided (applied)	23,291	19,147	(6,323)
Net cash from (for) financing and miscellaneous activities	(10,901)	22,884	(9,439)

Net change in cash, cash equivalents and short-term investments	(18,707)	3,320	(1,606)
Cash, cash equivalents and short-term investments:
Beginning of year	20,070	16,750	18,356
End of year	$1,363	$20,070	$16,750

See accompanying notes.

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2015

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company also offers interest-sensitive life insurance products. For the year ended December 31, 2015, approximately 93.3% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2015	2014
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$356,642	$377,539
Policy reserves	(43,116)	(67,880)
Adjustments to invested asset carrying values	87,020	225,017
Federal income taxes	(32,770)	(75,447)
Asset valuation reserve	47,827	44,931
Deferred policy acquisition costs	56,167	32,475
Deferred sales inducements	7,204	4,833
Other, net	345	68
Stockholder’s equity, GAAP basis	$479,319	$541,536

	2015	2014	2013
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$34,298	$48,337	$34,373
Deferred policy acquisition costs	(14,964)	(13,304)	(6,823)
Deferred sales inducements	(2,466)	(1,920)	(1,847)
Policy reserves	7,417	9,045	5,099
Invested asset carrying values/income	(586)	(4,506)	(3,277)
Value of insurance in force	—	(1,164)	(1,511)
Interest maintenance reserve	(4,280)	1,412	(945)
Other invested assets adjustments	(393)	(3,193)	—
Realized gains/losses	(139)	(2,978)	(913)
Income taxes	12,285	5,748	3,260
Net income (loss), GAAP basis	$31,172	$37,477	$27,416

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2015, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $79.0 million and $34.4 million in the general and separate account, respectively. At December 31, 2014, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $61.5 million and $13.3 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2015 and 2014, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is managed by Deutsche Bank, an unaffiliated agent. At December 31, 2015 and 2014, collateral managed by an unaffiliated agent, which approximated $80.8 million and $62.9 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheets.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2015, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2015 and 2014, the fair value of the total collateral in the general account was $80.8 million and $62.9 million, respectively.  The fair value of the total collateral in the separate account was $35.3 million and $13.6 million at December 31, 2015 and 2014, respectively, which was all managed by an unaffiliated agent.

The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2015:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	116,064	116,064
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$116,064	$116,064

At December 31, 2015, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $80.8 million and $35.3 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2015, the Company updated its valuation methodology on certain structured settlement reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded $15.2 million directly as a decrease to surplus as a result of the change in valuation bases through the change in reserve due to change in valuation basis line on the statements of changes in capital and surplus.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2016.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$8,235	$440	$(5)	$8,670
Debt securities issued by states of the U.S. and political subdivisions of the states	10,457	709	(19)	11,147
Corporate securities	1,733,996	75,497	(47,093)	1,762,400
Commercial mortgage-backed securities	255,622	5,079	(880)	259,821
Residential mortgage-backed securities	326,981	19,676	(3,048)	343,609
Asset-backed securities	234,612	3,385	(1,863)	236,134
Total	$2,569,903	$104,786	$(52,908)	$2,621,781

At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$7,034	$563	$—	$7,597
Debt securities issued by states of the U.S. and political subdivisions of the states	24,476	1,210	(26)	25,660
Corporate securities	1,678,745	113,714	(9,572)	1,782,887
Commercial mortgage-backed securities	275,552	7,671	(673)	282,550
Residential mortgage-backed securities	370,861	22,144	(2,917)	390,088
Asset-backed securities	219,711	5,622	(922)	224,411
Total	$2,576,379	$150,924	$(14,110)	$2,713,193

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Included in the Company’s investments in debt securities are investments that meet the definition of structured notes. The book/adjusted carrying value and fair value of these investments are $11.9 million and $16.0 million, respectively, at December 31, 2015. The book/adjusted carrying value and fair value of these investments are $12.9 million and $18.6 million, respectively, at December 31, 2014. These investments do not meet the definition of mortgage-referenced securities.

At December 31, 2015 and 2014, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $187.1 million and $182.9 million, respectively, and an aggregate fair value of $181.4 million and $187.9 million, respectively. As of December 31, 2015 and 2014, such holdings amount to 7.3% and 7.1%, respectively, of the Company’s investment in debt securities and 4.0% and 3.8%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
Preferred stocks	$6,139	$110	$(118)	$6,131

Common stocks, unaffiliated	$18,612	$14,220	$—	$32,832

At December 31, 2014:
Preferred stocks	$1,139	$11	$(10)	$1,140

Common stocks, unaffiliated	$18,612	$8,370	$—	$26,982

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(5)	$2,445	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(19)	981	—	—
Corporate securities	(35,972)	470,651	(11,121)	32,877
Commercial mortgage-backed securities(1)	(752)	64,717	(128)	2,419
Residential mortgage-backed securities(1)	(949)	48,055	(2,099)	32,262
Asset-backed securities(1)	(1,447)	72,399	(416)	40,869
Total	$(39,144)	$659,248	$(13,764)	$108,427

Preferred stocks	$(118)	$4,882	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(26)	974
Corporate securities	(7,745)	211,398	(1,827)	32,432
Commercial mortgage-backed securities(1)	(30)	9,410	(643)	30,575
Residential mortgage-backed securities(1)	(549)	18,523	(2,368)	52,180
Asset-backed securities(1)	(121)	17,703	(801)	58,276
Total	$(8,445)	$257,034	$(5,665)	$174,437

Preferred stocks	$(10)	$609	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2015 and 2014, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 6.4% and 3.2% of the carrying value of securities considered temporarily impaired at December 31, 2015 and 2014, respectively.

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2015, there were a total of 303 securities held that are considered temporarily impaired, of which 60 have been impaired for 12 months or longer. At December 31, 2014, there were a total of 193 securities held that are considered temporarily impaired, of which 66 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $2.1 million, $0.3 million, and $0.9 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The following is a list of each loan-backed security held at December 31, 2015, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2015, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2015:

059469AF3	$495	$478	$17	$478	$415	06/30/2015
32051GRV9	582	564	18	564	559	06/30/2015
32051GSD8	236	226	10	226	224	06/30/2015
93935WAD6	1,825	1,745	80	1,745	1,553	06/30/2015
75970JAD8	204	202	2	202	201	09/30/2015
75995OGY8	492	486	6	486	466	09/30/2015
93935WAD6	1,690	1,599	91	1,599	1,466	09/30/2015
61749WAK3	361	354	7	354	349	09/30/2015
12628KAF9	2,760	2,670	90	2,670	2,250	12/31/2015
126694HK7	1,021	1,010	11	1,010	986	12/31/2015
173100AR9	354	270	84	270	153	12/31/2015
Total	XXX	XXX	$416	XXX	XXX

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2015, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2015, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$120,196	$121,998
After one through five	583,656	613,562
After five through ten	812,090	795,286
After ten	236,746	251,371
Mortgage-backed securities/asset-backed securities	817,215	839,564
Total	$2,569,903	$2,621,781

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2015, 2014 and 2013 were $118.1 million, $195.5 million, and $403.9 million; gross gains of $5.0 million, $6.1 million, and $4.8 million and gross losses of $3.9 million, $2.3 million, and $8.1 million were realized on these sales in 2015, 2014, and 2013, respectively.

Proceeds from the sales of investments in equity securities during 2015, 2014 and 2013 were $0.0 million, $0.0 million, and $0.5 million; there were no gross gains and no gross losses realized on these sales in 2015, 2014 and 2013, respectively.

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Realized capital gains (losses)	$(1,919)	$6,545	$(3,851)
Less amount transferred to IMR (net of related taxes (benefits) of $(1,131) in 2015, $1,077 in 2014 and ($976) in 2013)	(2,100)	1,999	(1,812)
Less federal income tax expense (benefit) of realized capital gains (losses)	772	2,552	(2,569)
Net realized capital gains (losses)	$(591)	$1,994	$530

Net investment income was generated from the following for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Debt securities	$115,566	$118,617	$114,269
Equity securities	638	414	335
Mortgage loans	2,869	2,707	2,304
Policy loans	3,576	2,908	3,300
Cash, cash equivalents and short-term investments	57	44	41
Other invested assets	2,307	9,388	6,247
Other	137	461	561
Gross investment income	125,150	134,539	127,057
Investment expenses	2,309	2,324	2,250
Net investment income	$122,841	$132,215	$124,807

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2015, 86.0% of such mortgages, or $73.5 million, involved properties located in Massachusetts, Oregon, and Texas. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $27.2 million. During 2015, the respective maximum and minimum lending rates for mortgage loans issued were 5.0% and 3.9%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2015, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.

For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.

Securities Lending Reinvested Collateral Assets

The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015
Assets:
Common stocks, unaffiliated	$32,832	$32,832	$—	$—
Separate account assets*	378,181	378,181	—	—
Total assets	$411,013	$411,013	$—	$—

	Assets (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014
Assets:
Residential mortgage-backed securities	$210	$—	$210	$—
Common stocks, unaffiliated	26,982	26,982	—	—
Separate account assets*	410,873	410,873	—	—
Total assets	$438,065	$437,855	$210	$—

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
December 31, 2015
Assets:
Bonds	$2,569,903	$2,621,780	$8,670	$2,541,361	$71,749
Common stock, unaffiliated	32,832	32,832	32,832	—	—
Preferred stock	6,139	6,131	—	1,249	4,882
Mortgage loans	85,473	85,301	—	—	85,301
Cash, cash equivalents and short-term investments	1,363	1,363	1,363	—	—
Other invested assets, surplus notes	3,055	3,214	—	3,214	—
Securities lending reinvested collateral assets	80,810	80,810	80,810	—	—
Separate account assets	1,811,380	1,850,544	419,295	1,265,837	165,412

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,986,959)	$(2,154,773)	$—	$—	$(2,154,773)
Securities lending liability	(80,810)	(80,810)	—	(80,810)	—
Separate account liabilities*	(1,380,040)	(1,468,448)	—	—	(1,468,448)

December 31, 2014
Assets:
Bonds	$2,576,379	$2,713,193	$7,597	$2,639,341	$66,255
Common stock, unaffiliated	26,982	26,982	26,982	—	—
Preferred stock	1,139	1,140	—	1,140	—
Mortgage loans	35,332	35,237	—	—	35,237
Cash, cash equivalents and short-term investments	20,070	20,070	20,070	—	—
Other invested assets, surplus notes	3,056	3,480	—	3,480	—
Securities lending reinvested collateral assets	62,919	62,919	62,919	—	—
Separate account assets	1,895,460	1,988,990	441,585	1,369,218	178,187

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(2,022,118)	$(2,180,036)	$—	$—	$(2,180,036)
Securities lending liability	(62,919)	(62,919)	—	(62,919)	—
Separate account liabilities*	(1,449,985)	(1,559,770)	—	—	(1,559,770)

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company paid a $37.0 million ordinary dividend to Integrity in November 2015. The dividend was in the form of cash.

The Company paid a $6.5 million ordinary dividend to Integrity in November 2014.  The dividend was in the form of cash.

The Company paid no dividends in 2013.

The Company had $0.2 million and $0.4 million receivable from parent, subsidiaries and affiliates as of December 31, 2015 and 2014, respectively. The Company had $1.3 million and $0.9 million payable to parent, subsidiaries and affiliates as of December 31, 2015 and 2014, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.

5. Reinsurance

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Direct premiums	$255,481	$247,170	$215,386
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(338)	(118)	(114)
Net premiums	$255,143	$247,052	$215,272

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2015	2014	2013
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	108	(120)	143
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,121	741	710
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	—	—	—

In 2015, 2014 and 2013, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2015, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2015, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2015, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2015, if all reinsurance agreements were cancelled.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $0.9 million and $(4.6) million at December 31, 2015 and 2014, respectively. The tax years of 2008 through 2015 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2015; in the event of future net losses, is $17.3 million, $23.1 million, and $14.6 million from 2015, 2014 and 2013, respectively.

The components of net deferred tax asset/(liability) at December 31 are as follows:

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$24,719	$6,734	$31,453
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	24,719	6,734	31,453
(d)	Deferred tax assets nonadmitted	4,897	—	4,897
(e)	Subtotal net admitted deferred tax assets (c — d)	19,822	6,734	26,556
(f)	Deferred tax liabilities	6,751	12,943	19,694
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$13,071	$(6,209)	$6,862

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$23,771	$1,687	$25,458
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	23,771	1,687	25,458
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	23,771	1,687	25,458
(f)	Deferred tax liabilities	9,519	8,803	18,322
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$14,252	$(7,116)	$7,136

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$948	$5,047	$5,995
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	948	5,047	5,995
(d)	Deferred tax assets nonadmitted	4,897	—	4,897
(e)	Subtotal net admitted deferred tax assets (c — d)	(3,949)	5,047	1,098
(f)	Deferred tax liabilities	(2,768)	4,140	1,372
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$(1,181)	$907	$(274)

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$6,862	$—	$6,862
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	52,467
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	12,960	6,734	19,694
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$19,822	$6,734	$26,556

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$6,065	$1,071	$7,136
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	53,775
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	17,706	616	18,322
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$23,771	$1,687	$25,458

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$797	$(1,071)	$(274)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	(1,308)
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(4,746)	6,118	1,372
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(3,949)	$5,047	$1,098

37

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2015	2014
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	967%	1081%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$38,242	$35,055

		12/31/2015
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$24,719	$6,734
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$19,822	$6,734
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		12/31/2014
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$23,771	$1,687
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	4.21%
(c)	Net Admitted Adjusted Gross DTAs amount	$23,771	$1,687
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	4.21%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$948	$5,047
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(4.21)%
(c)	Net Admitted Adjusted Gross DTAs amount	$(3,949)	$5,047
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(4.21)%

The Company’s tax planning strategies do not include the use of reinsurance.

38

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2015	12/31/2014	12/31/2013
			(in thousands)
(1)	Current income tax
	(a)	Federal	$16,016	$19,967	$17,840
	(b)	Foreign	—	—	—
	(c)	Subtotal	16,016	19,967	17,840
	(d)	Federal income tax on net capital gains	772	2,552	(2,569)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	2,452
	(g)	Federal and foreign income taxes incurred	$16,788	$22,519	$17,723

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	17,522	14,451	3,071
		(4)	Investments	1,016	3,200	(2,184)
		(5)	Deferred acquisition costs	6,157	6,119	38
		(6)	Policyholder dividends accrual	—	—	—
		(7)	Fixed assets	—	—	—
		(8)	Compensation and benefits accrual	—	—	—
		(9)	Pension accrual	—	—	—
		(10)	Receivables - nonadmitted	24	—	24
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	—	1	(1)
			(99) Subtotal	24,719	23,771	948
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		4,897	—	4,897
	(d)	Admitted ordinary deferred tax assets (2a99 — 2b — 2c)		19,822	23,771	(3,949)
	(e)	Capital
		(1)	Investments	6,734	1,687	5,047
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	6,734	1,687	5,047
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99— 2f — 2g)		6,734	1,687	5,047
	(i)	Admitted deferred tax assets (2d + 2h)		$26,556	$25,458	$1,098

39

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1)	Investments	$3,874	$5,318	$(1,444)
		(2)	Fixed assets	—	—	—
		(3)	Deferred and uncollected premium	—	—	—
		(4)	Policyholder reserves	2,094	2,993	(899)
		(5)	Other	783	1,208	(425)
			(99) Subtotal	6,751	9,519	(2,768)
	(b)	Capital
		(1)	Investments	12,943	8,803	4,140
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
			(99) Subtotal	12,943	8,803	4,140
	(c)	Deferred tax liabilities (3a99 + 3b99)		$19,694	$18,322	$1,372

(4)	Net deferred tax assets/liabilities (2i - 3c)			$6,862	$7,136	$(274)

Among the more significant book-to-tax adjustments were the following:

	12/31/2015*	Effective Tax Rate	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$17,145	35.00%	$25,500	35.00%	$18,947	35.00%
Dividend received deduction	(527)	(1.08)	(765)	(1.05)	(198)	(0.37)
Interest maintenance reserve	(1,160)	(2.37)	(2,142)	(2.94)	—	0.00
Reserve change	(5,312)	(10.84)	—	0.00	—	0.00
Nonadmitted assets	—	0.00	6,096	8.37	(6,096)	(11.26)
Other	45	0.09	597	0.82	(1,191)	(2.20)
Total statutory income taxes	$10,191	20.80%	$29,286	40.20%	$11,462	21.17%

Federal taxes incurred	$16,788	34.27%	$22,519	30.91%	$20,292	37.48%
Change in net deferred income taxes	(6,597)	(13.47)	6,767	9.29	(8,830)	(16.31)
Total statutory income taxes	$10,191	20.80%	$29,286	40.20%	$11,462	21.17%

*The 2015 and 2014 presentations reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes. Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**Excludes change in net deferred income taxes on realized gains/losses of $1,221 for the years ended December 31, 2013.

At December 31, 2015, the Company had $0.0 of operating loss carryforwards and $0.0 of deferred tax liabilities that are not recognized.

40

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2015 and 2014, the Company exceeded the minimum risk-based capital.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least 30 days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove of a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution.  As of December 31, 2015, the Company has $42.4 million of earned surplus eligible for dividends in 2016.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991, by the New York Superintendent of Insurance.  A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator. The total guarantee fund assessment incurred was $6.4 million. The actual assessment incurred was determined by the National Organization of Life & Health Insurance Guaranty Associations (NOLHGA) using the Company’s New York premium for 2011, 2012, and 2013. The Company has paid the liability in full as of December 31, 2014.  As of December 31, 2015, the Company has a premium tax recoverable of $3.5 million reflected on its balance sheet in the guaranty fund receivable line on the asset section of the balance sheet.

41

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

At December 31, 2015, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2015, the Company has future commitments to provide additional capital contributions of $7.8 million to private equity joint ventures, limited partnerships and limited liability companies.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2015, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(83)	$1,380,040	$—	$1,379,957	34.0%
At book value less current surrender charge of 5% or more	770,198	—	—	770,198	18.9
At fair value	—	—	371,559	371,559	9.1
Total with adjustment or at market value	770,115	1,380,040	371,559	2,521,714	62.0
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	1,132,784	—	—	1,132,784	27.9
Not subject to discretionary withdrawal	410,996	—	—	410,996	10.1
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,313,895	1,380,040	371,559	4,065,494	100.0%
Less reinsurance ceded	605	—	—	605
Net annuity reserves and deposit-type contract liabilities	$2,313,290	$1,380,040	$371,559	$4,064,889

42

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities (continued)

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. Separate Accounts

The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. These guaranteed rate options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value.  The fixed investment options within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted annually to the current account value. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts.

As of December 31, 2015, the Company’s general account had a maximum guarantee for separate account liabilities of $20.6 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.9 million, $0.7 million, $0.5 million, $0.5 million and $0.2 million in 2015, 2014, 2013, 2012, and 2011, respectively. The Company’s general account paid $0.1 million, $0.2 million, $0.2 million, $0.8 million and $0.8 million towards separate account guarantees in 2015, 2014, 2013, 2012, and 2011, respectively.

43

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2015, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$91,691	$985	$31,672	$124,348

Reserves for separate accounts with assets at:
Fair value	$—	$—	$371,559	$371,559
Amortized cost	1,117,558	262,482	—	1,380,040
Total reserves	$1,117,558	$262,482	$371,559	$1,751,599

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,117,558	$262,482	$—	$1,380,040
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	371,559	371,559
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,117,558	262,482	371,559	1,751,599
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,117,558	$262,482	$371,559	$1,751,599

44

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2015, is presented below:

2015
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$124,348
Transfers from separate accounts	292,395
Net transfers to (from) separate accounts	(168,047)

Reconciling adjustments:
Policy deductions and other expenses	84
Other account adjustments	316
Transfers as reported in the Summary of Operations of the Company	$(167,647)

45

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

(Statutory-Basis)

December 31, 2015

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$47,321	$48,582	$47,321
States, municipalities and political subdivisions	319,902	330,891	319,902
Foreign governments	71,294	73,404	71,294
All other corporate bonds	2,131,386	2,168,904	2,131,386
Preferred stocks	6,139	6,131	6,139
Total fixed maturities	2,576,042	2,627,912	2,576,042

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,612	32,832	32,832

Mortgage loans on real estate	85,473		85,473
Policy loans	46,485		46,485
Other long-term investments	18,110		18,110
Cash, cash equivalents and short-term investments	82,173		82,173
Total investments	$2,826,895		$2,841,115

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

47

National Integrity Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2015
Individual life	$222,543	$—	$28	$42,308	$13,702	$51,912	$1,865
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,147,074	—	67	227,693	105,652	436,198	11,750
Corporate and other		—	—	—	3,487	—	1,605
	$2,369,617	$—	$95	$270,001	$122,841	$488,110	$15,220

Year ended December 31, 2014
Individual life	$185,843	$—	$30	$30,067	$12,268	$39,213	$679
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,144,122	—	76	232,416	117,064	481,111	9,642
Corporate and other	—	—	—	—	2,883	—	1,235
	$2,329,965	$—	$106	$262,483	$132,215	$520,324	$11,556

Year ended December 31, 2013
Individual life	$159,492	$—	$5	$25,996	$10,978	$34,076	$907
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,121,031	—	92	201,299	111,447	531,128	11,433
Corporate and other	—	—	—	—	2,382	—	1,492
	$2,280,523	$—	$97	$227,295	$124,807	$565,204	$13,832

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

48

National Integrity Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2015
Life insurance in force	$205,866	$29,280	$—	$176,586	0%
Premiums:
Individual life	$42,585	$277	$—	$42,308	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	227,754	61	—	227,693	0%
	$270,339	$338	$—	$270,001	0%

Year ended December 31, 2014
Life insurance in force	$163,340	$11,328	$—	$152,012	0%
Premiums:
Individual life	$30,132	$65	$—	$30,067	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	232,469	53	—	232,416	0%
	$262,601	$118	$—	$262,483	0%

Year ended December 31, 2013
Life insurance in force	$140,413	$5,980	$—	$134,433	0%
Premiums:
Individual life	$26,017	$21	$—	$25,996	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	201,392	93	—	201,299	0%
	$227,409	$114	$—	$227,295	0%

49

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2015, 2014 and 2013

Report of Independent Auditors

The Board of Directors

Western & Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Western & Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of Ohio the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western & Southern Life Insurance Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Western & Southern Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole.  The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements.  Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2016

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,567,134	$3,431,372
Preferred and common stocks	1,250,325	1,645,069
Investments in common stocks of subsidiaries	1,946,730	1,937,762
Mortgage loans	41,006	16,855
Policy loans	168,582	171,739
Real estate:
Properties held for the production of income	3,153	3,598
Properties occupied by the Company	26,854	27,375
Cash, cash equivalents and short-term investments	151,050	103,786
Receivable for securities	13,687	81,294
Derivatives	153	25,365
Receivable for collateral on derivatives	—	122,439
Securities lending reinvested collateral assets	55,101	118,951
Other invested assets	1,293,152	1,028,194
Total cash and invested assets	8,516,927	8,713,799

Investment income due and accrued	46,221	46,443
Premiums deferred and uncollected	51,947	52,387
Net deferred income tax asset	139,348	62,340
Receivables from parent, subsidiaries and affiliates	24,726	19,927
Other admitted assets	30,416	24,582
Separate account assets	982,729	998,798
Total admitted assets	$9,792,314	$9,918,276

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,619,096	$2,642,900
Accident and health reserves	244,891	228,318
Liability for deposit-type contracts	237,126	240,364
Policy and contract claims	62,230	66,789
Dividends payable to policyholders	41,829	41,301
Premiums received in advance	4,939	5,104
Total policy and contract liabilities	3,210,111	3,224,776

General expense due and accrued	27,053	23,275
Current federal income taxes payable	27,218	6,529
Transfer to (from) separate accounts due and accrued, net	(24)	(23)
Asset valuation reserve	275,486	345,398
Interest maintenance reserve	46,166	34,893
Other liabilities	227,480	298,516
Pension liability	115,879	141,502
Liability for postretirement benefits other than pensions	183,347	219,000
Derivatives	1,174	72,401
Payable for securities lending	147,360	259,001
Separate account liabilities	982,729	998,798
Total liabilities	5,243,979	5,624,066

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,492,332	4,238,207
Total capital and surplus	4,548,335	4,294,210
Total liabilities and capital and surplus	$9,792,314	$9,918,276

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$256,197	$263,212	$266,831
Net investment income	545,324	685,561	322,805
Considerations for supplementary contracts with life contingencies	—	88	26
Amortization of the interest maintenance reserve	2,045	2,819	3,051
Commissions and expenses on reinsurance ceded	855	228	248
Other revenues	1,307	755	4,967
Total premiums and other revenues	805,728	952,663	597,928

Benefits paid or provided:
Death benefits	179,472	152,473	178,356
Annuity benefits	108,904	95,125	93,837
Disability and accident and health benefits	16,608	19,007	19,492
Surrender benefits	76,160	81,811	81,891
Payments on supplementary contracts with life contingencies	534	578	650
Other benefits	393	6,846	15,627
Increase in policy reserves and other policyholders’ funds	17,939	16,253	21,663
Total benefits paid or provided	400,010	372,093	411,516

Insurance expenses and other deductions:
Commissions	25,515	27,457	29,110
Commissions and expenses on reinsurance assumed	(3,909)	1,590	1,700
General expenses	140,417	134,210	124,880
Net transfers to (from) separate account	(57,160)	(50,284)	(49,709)
Reserve adjustments on reinsurance assumed	(82,611)	(75,453)	(71,897)
Other deductions	44,801	52,604	80,477
Total insurance expenses and other deductions	67,053	90,124	114,561

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	338,665	490,446	71,851

Dividends to policyholders	57,752	57,433	58,404
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	280,913	433,013	13,447
Federal income tax expense (benefit), excluding tax on capital gains	28,820	35,578	20,887
Gain (loss) from operations before net realized capital gains (losses)	252,093	397,435	(7,440)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	15,961	122,027	98,014
Net income (loss)	$268,054	$519,462	$90,574

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2013	$1,000	$55,003	$3,672,534	$3,728,537
Net income (loss)	—	—	90,574	90,574
Change in net deferred income tax	—	—	37,817	37,817
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $93,360)	—	—	389,294	389,294
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	5,731	5,731
Net change in nonadmitted assets and related items	—	—	396,890	396,890
Change in asset valuation reserve	—	—	(74,097)	(74,097)
Cumulative effect of changes in accounting principles	—	—	10,272	10,272
Dividends to stockholders	—	—	(50,000)	(50,000)
Change in pension liability from adoption of SSAP 102	—	—	(428,390)	(428,390)
Change in unrecognized post retirement benefit obligation	—	—	104,383	104,383
Balance, December 31, 2013	1,000	55,003	4,155,008	4,211,011
Net income (loss)	—	—	519,462	519,462
Change in net deferred income tax	—	—	4,905	4,905
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($40,435))	—	—	(212,165)	(212,165)
Net change in nonadmitted assets and related items	—	—	13,305	13,305
Change in asset valuation reserve	—	—	(33,397)	(33,397)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in unrecognized post retirement benefit obligation			(108,911)	(108,911)
Balance, December 31, 2014	1,000	55,003	4,238,207	4,294,210
Net income (loss)	—	—	268,054	268,054
Change in net deferred income tax	—	—	50,246	50,246
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($61,825))	—	—	(149,736)	(149,736)
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	(552)	(552)
Net change in nonadmitted assets and related items	—	—	(1,367)	(1,367)
Change in asset valuation reserve	—	—	69,912	69,912
Dividends to stockholders	—	—	(40,000)	(40,000)
Change in unrecognized post retirement benefit obligation	—	—	65,117	65,117
Correction of critical illness ceded reserve	—	—	(7,549)	(7,549)
Balance, December 31, 2015	$1,000	$55,003	$4,492,332	$4,548,335

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$257,767	$264,930	$273,414
Net investment income received	399,831	428,422	299,503
Benefits paid	(412,304)	(376,189)	(400,130)
Net transfers from (to) separate accounts	57,158	51,156	48,813
Commissions and expense paid	(68,181)	(84,281)	(69,361)
Dividends paid to policyholders	(57,224)	(57,551)	(57,993)
Federal income taxes recovered (paid)	(47,844)	(90,217)	(51,664)
Other, net	2,163	983	5,214
Net cash from (for) operations	131,366	137,253	47,796

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	798,604	724,949	755,524
Preferred and common stocks	781,840	1,065,984	884,423
Mortgage loans	11,565	967	13,972
Real estate	745	—	—
Other invested assets	140,199	137,028	99,765
Net gains (losses) on cash, cash equivalents and short-term investments	(11)	(25)	9
Miscellaneous proceeds	295,374	80,090	11,856
Net proceeds from investments sold, matured or repaid	2,028,316	2,008,993	1,765,549

Cost of investments acquired:
Debt securities	(829,108)	(722,393)	(596,233)
Preferred and common stocks	(590,543)	(1,022,947)	(1,076,369)
Mortgage loans	(35,716)	—	—
Real estate	(1,398)	(1,989)	(1,015)
Other invested assets	(306,777)	(185,211)	(143,590)
Miscellaneous applications	(78,511)	(291,956)	(8,874)
Total cost of investments acquired	(1,842,053)	(2,224,496)	(1,826,081)

Net change in policy and other loans	3,157	2,549	902
Net cash from (for) investments	189,420	(212,954)	(59,630)

Financing activities
Net deposits on deposit-type contract funds and other insurance liabilities	(3,238)	(3,233)	(10,702)
Dividends paid to stockholder	(40,000)	(100,000)	(231)
Other cash provided (applied)	(230,284)	57,706	129,343
Net cash from (for) financing and miscellaneous sources	(273,522)	(45,527)	118,410

Net change in cash, cash equivalents and short-term investments	47,264	(121,228)	106,576
Cash, cash equivalents and short-term investments:
Beginning of year	103,786	225,014	118,438
End of year	$151,050	$103,786	$225,014

Cash flow information for noncash transactions
Dividends paid to Western & Southern Financial Group, Inc. in the form of common stock	$—	$—	$(49,769)
Capital contribution to Columbus Life Insurance Company in the form of common stock	$—	$—	$(49,012)
Dividend from Integrity Life Insurance Company in the form of debt securities	$—	$24,983	$—
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$99,102	$184,074	$—

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2015

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2015, approximately 68.1% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,128.5 million and $2,171.7 million were allocated to the Closed Block as of December 31, 2015 and 2014, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, electronic data processing equipment and software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2015	2014
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$4,548,335	$4,294,210
Deferred policy acquisition costs	249,726	219,256
Policy reserves	42,186	24,219
Asset valuation and interest maintenance reserves	321,652	380,291
Employee benefits	(93,597)	(94,506)
Income taxes	(112,188)	(182,512)
Adjustments to invested asset carrying values	326,355	564,127
Subsidiary equity	1,047,089	1,275,370
Policyholder dividend obligation	(244,138)	(368,508)
Reinsurance	18,054	171,239
Other, net	29,148	33,973
Stockholder’s equity, GAAP basis	$6,132,622	$6,317,159

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2015	2014	2013
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$268,054	$519,462	$90,574
Deferred policy acquisition costs	975	2,119	2,482
Policy reserves	14,548	676	11,417
Employee benefits	(3,024)	(9,302)	(2,922)
Income taxes	12,103	39,746	(10,937)
Interest maintenance reserve	11,273	(2,896)	(2,638)
SSAP vs. GAAP subsidiary income	204,234	204,071	215,250
Invested asset carrying values/income	(21,370)	(16,207)	35,785
Investment write-downs	9,965	13,926	697
Income from subsidiary reinsurance	—	1,397	3,741
Realized gains/losses	(1,320)	(14,238)	(3,628)
Dividends from subsidiaries	(204,000)	(350,000)	—
Other invested assets adjustments	84,976	(30,657)	—
Other, net	(12,481)	(8,228)	43,199
Net income (loss), GAAP basis	$363,933	$349,869	$383,020

Other significant statutory accounting practices follow.

Investments

Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2015	2014
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	9.2%	9.6%
1941 Standard Industrial, 2-1/2% – 3-1/2%	11.4	12.7
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	22.4	23.1
1980 Commissioners Standard Ordinary, 4% – 6%	39.5	38.7
2001 Commissioners Standard Ordinary, 3-1/2% – 4-1/2%	11.1	9.3
Other, 2-1/2% – 6%	4.8	4.9
	98.4	98.3
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	1.6	1.7
	100.0%	100.0%

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

As of December 31, 2015 and 2014, reserves of $21.1 million and $23.4 million, respectively, were recorded on in-force amounts of $1,163.2 million and $1,247.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2015 and 2014. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2015, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $143.9 million and $90.9 million in the general and separate account, respectively. At December 31, 2014, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $252.9 million and $91.8 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2015 and 2014, the Company did not nonadmit any portion of the loaned securities.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $91.8 million and $139.1 million at December 31, 2015 and 2014, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2015 and 2014, collateral managed by an unaffiliated agent, which approximated $55.1 million and $119.8 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2015, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2015 and 2014, the fair value of the total collateral in the general account was $146.9 million and $258.1 million, respectively. The fair value of the total collateral in the separate account was $92.8 million and $93.8 million at December 31, 2015 and 2014, respectively, which was all managed by an unaffiliated agent.

The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The aggregate collateral broken out by maturity date is as follows at December 31, 2015:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	162,785	162,803
31 to 60 days	16,412	16,411
61 to 90 days	3,832	3,828
91 to 120 days	7,284	7,286
121 to 180 days	1,327	1,324
181 to 365 days	15,171	15,151
1 to 2 years	4,300	4,300
2 to 3 years	—	—
Greater than 3 years	28,606	28,606
Total collateral	$239,717	$239,709

At December 31, 2015, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $147.4 million and $92.8 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.

There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2015, the Company updated its valuation methodology on certain critical illness and accident and health reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded a $0.6 million decrease directly to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

During 2015, the Company determined that its critical illness reserves were understated due to an error in the calculation of ceded reserves. This resulted in a change of the statutory aggregate reserve for accident and health contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2015, the Company has recorded a $7.5 million decrease directly to surplus as a result of the change in ceded reserves through the correction of critical illness ceded reserve line on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company changed its methodology of reporting the dividend accumulation liability to a policy-level basis from an aggregate basis.  This resulted in a change of statutory reserve valuation that was required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations during 2013.  The Company recorded an increase of $5.7 million to surplus through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus for the year ended December 31, 2013.

Effective January 1, 2013, the Company adopted Statements of Statutory Accounting Principles (SSAP) No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP 102). SSAP 102 requires any underfunded defined benefit pension amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to utilize the minimum transition option reflected in paragraph 85 of SSAP 102 which requires the initial transition liability to be the greater of 10% of the calculated surplus impact of $12.3 million, the estimated annual amortization of “unrecognized items” of $48.7 million, and the difference between accumulated benefit obligation and fair value of plan assets of $90.6 million. The minimum transition liability was $90.6 million.

The Company had recorded an additional minimum pension liability at December 31, 2012, of $85.5 million, under the previous guidance for pensions, SSAP 89, Accounting for Pensions, A

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Replacement of SSAP No. 8.  As a result of the adoption of SSAP 102 requiring a minimum transition liability of $90.6 million, the Company recorded a $5.1 million increase to the pension liability on January 1, 2013, and a $3.3 million decrease to surplus, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. On January 1, 2013, the plan was underfunded by $123.2 million. The amount previously recognized at December 31, 2012, was $85.5 million. The amount recognized at January 1, 2013, was $5.1 million. As a result, the remaining transition liability at adoption was $32.6 million. Due to favorable assumption changes at December 31, 2013, this entire amount was recognized in 2013.

Although the Company elected the transition option for surplus deferral, and SSAP 102 allows up to ten years for deferral, the Company must continue to recognize a minimum amount of the transition liability annually. SSAP 102 requires the Company to recognize each year an amount that is at least equal to the estimated annual amortization of the unrecognized items in effect at transition. The Company’s estimated annual amortization of the unrecognized items in effect at transition was $48.7 million.

As a result of the adoption of SSAP 102, the Company no longer carries a nonadmitted prepaid pension asset on the balance sheet unless the plan assets exceed the plan obligation.  At adoption, this resulted in a net change in nonadmitted assets through surplus of $428.4 million which was offset by a change in the pension liability from adoption of SSAP 102 in surplus of $428.4 million at January 1, 2013. Both items are reflected on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92). The adoption of SSAP 92 increased surplus by $13.6 million, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. SSAP 92 requires any underfunded defined benefit amounts, as determined when the accumulated benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to recognize the full impact of SAP 92 immediately upon adoption.  On December 31, 2012, the liability for benefits was $230.1 million. On January 1, 2013, the liability for benefits was $209.3 million. The change was due to a decrease of prior service costs of $4.5 million and a decrease in unrecognized gains of $16.3 million.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2016.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$83,495	$2,022	$(217)	$85,300
Debt securities issued by states of the U.S. and political subdivisions of the states	35,963	2,025	(96)	37,892
Corporate securities	2,624,255	276,677	(78,455)	2,822,477
Commercial mortgage-backed securities	73,839	2,030	(360)	75,509
Residential mortgage-backed securities	417,562	19,207	(2,066)	434,703
Asset-backed securities	332,020	6,717	(2,961)	335,776
Total	$3,567,134	$308,678	$(84,155)	$3,791,657

At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$28,199	$2,865	$(39)	$31,025
Debt securities issued by states of the U.S. and political subdivisions of the states	34,639	2,347	(191)	36,795
Corporate securities	2,493,231	435,165	(4,586)	2,923,810
Commercial mortgage-backed securities	102,157	3,728	(92)	105,793
Residential mortgage-backed securities	465,590	23,482	(2,522)	486,550
Asset-backed securities	307,556	11,822	(2,145)	317,233
Total	$3,431,372	$479,409	$(9,575)	$3,901,206

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2015 and 2014, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $248.5 million and $217.7 million, respectively, and an aggregate fair value of $232.8 million and $224.4 million, respectively. As of December 31, 2015 and 2014, such holdings amounted to 7.0% and 6.3%, respectively, of the Company’s investments in debt securities and 2.5% and 2.2%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
Preferred stocks	$38,404	$5,497	$(152)	$43,749

Common stocks, unaffiliated	$943,952	$270,424	$(73,357)	$1,141,019
Common stocks, mutual funds	73,798	210	(3,106)	70,902
Common stocks, subsidiaries	1,574,558	372,172	—	1,946,730
	$2,592,308	$642,806	$(76,463)	$3,158,651

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
Preferred stocks	$26,967	$2,972	$—	$29,939

Common stocks, unaffiliated	$1,096,079	$501,715	$(45,473)	$1,552,321
Common stocks, mutual funds	65,010	1,225	(454)	65,781
Common stocks, subsidiaries	1,524,548	413,214	—	1,937,762
	$2,685,637	$916,154	$(45,927)	$3,555,864

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(206)	$59,578	$(11)	$499
Debt securities issued by states of the U.S. and political subdivisions of the states	(96)	7,441	—	—
Corporate securities	(76,471)	639,030	(1,984)	6,892
Commercial mortgage-backed securities(1)	(360)	17,203	—	—
Residential mortgage-backed securities(1)	(847)	79,604	(1,219)	43,404
Asset-backed securities(1)	(2,502)	194,567	(459)	31,545
Total	$(80,482)	$997,423	$(3,673)	$82,340

Preferred stocks	$(152)	$916	$—	$—

Common stocks, unaffiliated	$(63,577)	$295,777	$(9,780)	$23,710
Common stocks, mutual funds	(2,786)	59,222	(320)	2,157
Total	$(66,363)	$354,999	$(10,100)	$25,867

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(22)	$2,050	$(17)	$498
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(191)	7,876
Corporate securities	(3,506)	138,606	(1,080)	36,773
Commercial mortgage-backed securities(1)	—	—	(92)	6,028
Residential mortgage-backed securities(1)	(764)	35,888	(1,758)	58,431
Asset-backed securities(1)	(1,064)	136,173	(1,081)	42,881
Total	$(5,356)	$312,717	$(4,219)	$152,487

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(44,490)	$295,313	$(983)	$2,600
Common stocks, mutual funds	(413)	8,244	(41)	872
Total	$(44,903)	$303,557	$(1,024)	$3,472

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2015 and 2014, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The aggregated unrealized loss is approximately 10.0% and 6.7% of the carrying value ofsecurities considered temporarily impaired at December 31, 2015 and 2014, respectively. At December 31, 2015, there were a total of 429 securities held that are considered temporarily impaired, 32 of which have been impaired for 12 months or longer. At December 31, 2014, there were a total of 213 securities held that were considered temporarily impaired, 37 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $24.8 million, $7.8 million and $11.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The following is a list of each loan-backed security held at December 31, 2015, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2015, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2015:

466247ZQ9	$8,132	$8,066	$66	$8,066	$8,013	06/30/2015
32051GSD8	944	905	39	905	896	06/30/2015
61752RAL6	493	483	10	483	480	09/30/2015
75970JAJ5	1,214	1,176	38	1,176	1,146	09/30/2015
05949CNH5	7,218	7,026	192	7,026	7,025	09/30/2015
75970JAD8	814	809	5	809	806	09/30/2015
45660L2V0	2,598	2,588	10	2,588	2,429	12/31/2015
Total	XXX	XXX	$360	XXX	XXX

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2015, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2015, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$166,589	$169,608
After one through five	435,619	460,572
After five through ten	441,935	442,739
After ten	1,699,570	1,872,750
Mortgage-backed securities/asset-backed securities	823,421	845,988
Total	$3,567,134	$3,791,657

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2015, 2014 and 2013 were $354.6 million, $415.0 million, and $419.7 million; gross gains of $14.4 million, $12.3 million, and $6.4 million and gross losses of $2.3 million, $3.5 million, and $6.0 million were realized on these sales in 2015, 2014 and 2013, respectively.

Proceeds from the sales of investments in equity securities during 2015, 2014 and 2013 were $692.5 million, $654.0 million, and $268.0 million; gross gains of $200.2 million, $184.8 million, and $83.3 million and gross losses of $67.9 million, $5.7 million, and $2.7 million were realized on these sales in 2015, 2014 and 2013, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Realized capital gains (losses)	$68,993	$188,626	$138,589
Less amount transferred to IMR (net of related taxes (benefits) of $7,171 in 2015, ($41) in 2014, and $223 in 2013)	13,318	(77)	415
Less federal income tax expense (benefit) of realized capital gains (losses)	39,714	66,676	40,160
Net realized capital gains (losses)	$15,961	$122,027	$98,014

Net investment income was generated from the following for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Debt securities	$181,382	$172,385	$172,870
Equity securities	251,800	402,266	47,474
Mortgage loans	2,368	1,091	2,176
Real estate	13,414	13,467	13,345
Policy loans	11,969	12,355	12,302
Cash, cash equivalents and short-term investments	552	432	356
Other invested assets	101,096	100,852	89,225
Other	1,471	1,077	678
Gross investment income	564,052	703,925	338,426
Investment expenses	18,728	18,364	15,621
Net investment income	$545,324	$685,561	$322,805

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2015, 87.1% of such mortgages, or $35.7 million, involved properties located in Arizona and Missouri. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $18.2 million. During 2015, the respective maximum and minimum lending rates for mortgage loans issued were 14.0% and 4.4%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2015, the Company did not reduce interest rates on any outstanding mortgages.

The Company entered into interest rate swaps and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds.  The interest rate swaps are forward starting and allow the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate with the counterparty on specified terms. The swaptions provide the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms.  In 2015, the Company discontinued the use of swaptions for hedging interest rates. The swaps and swaptions utilized in these transactions were considered derivative instruments and not designated as a hedge for accounting purposes.  These instruments are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the instruments are terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract and a realized gain or loss would be recognized.  There was no limit on maximum exposure for the instruments at year end December 31, 2015, and $57.2 million maximum exposure at year end December 31, 2014. The net fair value was $(1.0) million and $(47.0) million for the years ended December 31, 2015 and 2014, respectively. The change in fair value was $47.5 million and $(77.4) million for the years ended December 31, 2015 and 2014 respectively.

The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the swap is negative, then the Company may be required to post assets using similar thresholds.  At December 31, 2015 and 2014, $15.9 million and $121.9 million of cash and security collateral had been posted by the Company, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2015	2014
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$153	$25,365
Gross amounts offset	—	—
Net amount of assets	$153	$25,365

Derivative liabilities:
Gross amount of recognized liabilities	$(1,174)	$(72,401)
Gross amounts offset	—	—
Net amount of liabilities	$(1,174)	$(72,401)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are interest rate swaps and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.

For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account.  The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015
Assets:
Bonds, industrial & misc.	$2,691	$—	$2,691	$—
Common stocks, unaffiliated	1,141,019	1,141,019	—	—
Common stocks, mutual funds	70,902	70,902	—	—
Derivative assets	153	—	153	—
Separate account assets	982,729	658,971	252,525	71,233
Total assets	$2,197,494	$1,870,892	$255,369	$71,233

Liabilities:
Derivative liabilities	$(1,174)	$—	$(1,174)	$—

At December 31, 2014
Assets:
Common stocks, unaffiliated	$1,552,321	$1,552,321	$—	$—
Common stocks, mutual funds	65,781	65,781	—	—
Derivative assets	25,365	—	25,365	—
Separate account assets	998,798	669,174	254,732	74,892
Total assets	$2,642,265	$2,287,276	$280,097	$74,892

Liabilities:
Derivative liabilities	$(72,401)	$—	$(72,401)	$—

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015 are as follows:

	Beginning Asset/ (Liability) as of January 1,	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and	Transfers Into	Transfers Out of	Ending Asset/ (Liability) as of December 31,
	2015	Net Income	Surplus	Other	Settlements	Level 3	Level 3	2015
	(In Thousands)
Assets:
Separate account assets	$74,892	$—	$—	$5,620	$(9,280)	$—	$—	$71,233

*           Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$7,977	$—	$—	$(17,257)	$(9,280)

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1,	Net			and	Into	Out of	December
	2014	Income	Surplus	Other	Settlements	Level 3	Level 3**	31, 2014
(In Thousands)
Assets:
Separate account assets	$69,811	$—	$—	$7,539	$2,437	$—	$(4,895)	$74,892

*           Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

** Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$10,866	$—	$—	$(8,429)	$2,437

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2015
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,567,134	$3,791,657	$69,443	$3,701,361	$20,853
Common stock:
Unaffiliated	1,141,019	1,141,019	1,141,019	—	—
Mutual funds	70,902	70,902	70,902	—	—
Preferred stock	38,404	43,749	—	34,249	9,500
Mortgage loans	41,006	41,907	—	—	41,907
Cash, cash equivalents and short-term investments	151,050	151,050	151,050	—	—
Other invested assets, surplus notes	36,109	39,264	—	39,264	—
Securities lending reinvested collateral assets	55,101	55,101	55,101	—	—
Derivative assets	153	153	—	153	—
Separate account assets	982,729	982,729	669,173	252,525	71,233

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,395)	$(5,791)	$—	$—	$(5,791)
Derivative liabilities	(1,174)	(1,174)	—	(1,174)	—
Securities lending liability	(147,360)	(147,360)	—	(147,360)	—

	December 31, 2014
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,431,372	$3,901,206	$14,437	$3,870,312	$16,457
Common stock:
Unaffiliated	1,552,321	1,552,321	1,552,321	—	—
Mutual funds	65,781	65,781	65,781	—	—
Preferred stock	26,967	29,939	—	29,939	—
Mortgage loans	16,855	17,437	—	—	17,437
Cash, cash equivalents and short-term investments	103,786	103,756	103,756	—	—
Other invested assets, surplus notes	12,923	15,851	—	15,851	—
Securities lending reinvested collateral assets	118,951	118,951	118,951	—	—
Derivative assets	25,365	25,365	—	25,365	—
Separate account assets	998,798	998,798	669,173	254,732	74,893

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,534)	$(5,778)	$—	$—	$(5,778)
Derivative liabilities	(72,401)	(72,401)	—	(72,401)	—
Securities lending liability	(259,001)	(259,001)	—	(259,001)	—

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.0 billion at December 31, 2015. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,217,366	$10,820,476
Preferred and common stocks	277,035	250,224
Investment in common stock of subsidiaries	1,145	1,202
Mortgage loans	788,310	698,557
Policy loans	37,729	39,679
Cash, cash equivalents and short-term investments	109,739	108,543
Receivable for securities	15,694	2,289
Derivatives	1,607	33,279
Receivable for collateral on derivatives	7,660	129,085
Securities lending reinvested collateral assets	55,328	2,455
Other invested assets	223,080	216,848
Total cash and invested assets	11,734,693	12,302,637

Investment income due and accrued	95,602	103,996
Premiums deferred and uncollected	21,231	20,524
Current federal income taxes recoverable from parent	15,251	—
Net deferred income tax asset	24,081	33,891
Funds withheld under coinsurance agreement	625,435	639,422
Other admitted assets	11,445	12,310
Separate account assets	25,637	34,172
Total admitted assets	$12,553,375	$13,146,952

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,565,248	$9,888,684
Liability for deposit-type contracts	1,413,140	1,623,603
Policy and contract claims	24,766	22,970
Premiums received in advance	604	567
Total policy and contract liabilities	11,003,758	11,535,824

General expense due and accrued	1,250	—
Current federal income taxes payable to parent	—	15,165
Transfer to (from) separate accounts due and accrued, net	(492)	(2,797)
Asset valuation reserve	149,421	152,504
Interest maintenance reserve	—	8,430
Other liabilities	31,144	69,978
Derivatives	7,159	83,203
Payable for securities lending	340,262	199,129
Separate account liabilities	25,637	34,172
Total liabilities	11,558,139	12,095,608

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	201,428	257,536
Total capital and surplus	995,236	1,051,344
Total liabilities and capital and surplus	$12,553,375	$13,146,952

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$578,632	$801,533	$935,672
Net investment income	514,845	540,884	546,468
Considerations for supplementary contracts with life contingencies	4,747	2,857	2,290
Amortization of the interest maintenance reserve	3,965	7,465	8,393
Fees from management of separate accounts	343	405	440
Other revenues	32,715	34,932	34,179
Total premiums and other revenues	1,135,247	1,388,076	1,527,442
Benefits paid or provided:
Death benefits	193,064	180,129	217,785
Annuity benefits	271,448	258,373	255,868
Disability and accident and health benefits	2,627	2,744	2,773
Surrender benefits	657,761	649,134	595,599
Payments on supplementary contracts with life contingencies	3,298	3,150	3,189
Other benefits	1,816	1,650	1,981
Increase (decrease) in policy reserves and other policyholders’ funds	(275,351)	(64,126)	138,560
Total benefits paid or provided	854,663	1,031,054	1,215,755
Insurance expenses and other deductions:
Commissions	29,449	41,666	49,490
Commission and expense allowance on reinsurance assumed	2,425	2,962	3,104
General expenses	102,471	107,469	84,721
Net transfers to (from) separate accounts	(5,940)	(6,092)	(7,104)
Other deductions	4,398	3,340	4,477
Total insurance expenses and other deductions	132,803	149,345	134,688
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	147,781	207,677	176,999
Federal income tax expense (benefit), excluding tax on capital gains	56,608	62,243	66,249
Gain (loss) from operations before net realized capital gains (losses)	91,173	145,434	110,750
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(23,204)	34,147	(1,905)
Net income (loss)	$67,969	$179,581	$108,845

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $1.1 million, $37.9 million, and $123.8 million in 2015, 2014 and 2013, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $12.6 million and $12.8 million at December 31, 2015 and 2014, respectively.

At December 31, 2015 and 2014, the Company had $60.7 million and $65.7 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In December 2015, the Company paid a $40.0 million ordinary dividend to WSFG. The dividend was in the form of cash.

In December 2014, the Company paid a $100.0 million ordinary dividend to WSFG. The dividend was in the form of cash.

In December 2013, the Company paid a $50.0 million ordinary dividend to WSFG.  The dividend consisted of $0.2 million in cash and $49.8 million in common stocks at fair value.

In December 2015, the Company received a $179.0 million ordinary dividend from its subsidiary, WSLAC.  The dividend consisted of $79.9 million in cash and $99.1 million in bonds at fair value.

In December 2015, the Company received a $25.0 million ordinary dividend from its subsidiary, Integrity.  The dividend was in the form of cash.

In December 2014, the Company received a $117.7 million ordinary dividend and a $132.3 extraordinary dividend from its subsidiary, WSLAC.  The dividends consisted of $65.9 million in cash and $184.1 million in bonds at fair value.

In December 2014, the Company received a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend from its subsidiary, Integrity.  The dividends consisted of $75.0 million in cash and $25.0 million in bonds at fair value.

The Company did not receive any dividends in 2013.

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

In December 2015, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The contribution was in the form of cash.

The Company did not pay any capital contributions in 2014.

In December 2013, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The capital contribution consisted of $1.0 million in cash and $49.0 million in common stocks at fair value.

The Company did not receive any capital contributions in 2015, 2014 or 2013.

The Company had $26.0 million and $33.3 million receivable from parent, subsidiaries and affiliates as of December 31, 2015 and 2014, respectively.  The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2015 or 2014.  The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $573.0 million and $593.5 million at December 31, 2015 and 2014, respectively.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.1 million and $1.2 million at December 31, 2015 and 2014, respectively.

Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Direct premiums	$259,270	$265,825	$268,200
Assumed premiums:
Affiliates	3,077	2,985	3,910
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,150)	(5,598)	(5,279)
Net premiums	$256,197	$263,212	$266,831

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2015	2014	2013
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,355	3,598	2,582
Policy and contract liabilities:
Affiliates	573,039	593,543	610,407
Nonaffiliates	48,428	55,456	56,392
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	89	184	93

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, in 2015, 2014 and 2013, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2015, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2015, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2015, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2015, if all reinsurance agreements were cancelled.

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $(15.3) million and $30.7 million at December 31, 2015 and 2014, respectively. The tax years 2008 through 2015 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2015, in the event of future net losses is $88.4 million, $94.4 million, and $66.8 million from 2015, 2014 and 2013, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
(a)	Gross deferred tax assets	$332,435	$43,969	$376,404
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	332,435	43,969	376,404
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	332,435	43,969	376,404
(f)	Deferred tax liabilities	144,198	92,858	237,056
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$188,237	$(48,889)	$139,348

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
(a)	Gross deferred tax assets	$326,294	$24,673	$350,967
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	326,294	24,673	350,967
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	326,294	24,673	350,967
(f)	Deferred tax liabilities	123,795	164,832	288,627
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$202,499	$(140,159)	$62,340

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$6,141	$19,296	$25,437
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	6,141	19,296	25,437
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	6,141	19,296	25,437
(f)	Deferred tax liabilities	20,403	(71,974)	(51,571)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$(14,262)	$91,270	$77,008

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$117,319	$22,029	$139,348
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	660,697
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	215,116	21,940	237,056
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$332,435	$43,969	$376,404

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$62,340	$—	$62,340
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	634,086
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	263,954	24,673	288,627
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$326,294	$24,673	$350,967

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$54,979	$22,029	$77,008
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	26,611
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(48,838)	(2,733)	(51,571)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$6,141	$19,296	$25,437

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2015	2014
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	1054%	988%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$473,775	$494,459

		12/31/2015
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$332,435	$43,969
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%
(c)	Net Admitted Adjusted Gross DTAs amount	$332,435	$43,969
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%

		12/31/2014
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$326,294	$24,673
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$326,294	$24,673
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$6,141	$19,296
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.80%	5.85%
(c)	Net Admitted Adjusted Gross DTAs amount	$6,141	$19,296
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.80%	5.85%

The Company’s tax planning strategies do not include the use of reinsurance.

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2015	12/31/2014	12/31/2013
			(in thousands)
(1)	Current income tax
	(a)	Federal	$28,502	$35,090	$38,859
	(b)	Foreign	318	488	191
	(c)	Subtotal	28,820	35,578	39,050
	(d)	Federal income tax on net capital gains	39,714	66,676	40,160
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	(18,163)
	(g)	Federal and foreign income taxes incurred	$68,534	$102,254	$61,047

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	70,625	70,924	(299)
		(4)	Investments	—	—	—
		(5)	Deferred acquisition costs	30,099	30,739	(640)
		(6)	Policyholder dividends accrual	8,921	9,184	(263)
		(7)	Fixed assets	2,019	1,586	433
		(8)	Compensation and benefits accrual	179,982	201,868	(21,886)
		(9)	Pension accrual	—	—	—
		(10)	Receivables - nonadmitted	34,678	7,129	27,549
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	6,111	4,864	1,247
			(99) Subtotal	332,435	326,294	6,141
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)		332,435	326,294	6,141
	(e)	Capital
		(1)	Investments	43,969	24,673	19,296
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	43,969	24,673	19,296
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99– 2f – 2g)		43,969	24,673	19,296
	(i)	Admitted deferred tax assets (2d + 2h)		$376,404	$350,967	$25,437

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1)	Investments	$123,144	$94,741	$28,403
		(2)	Fixed assets	752	4,207	(3,455)
		(3)	Deferred and uncollected premium	16,898	18,168	(1,270)
		(4)	Policyholder reserves	3,375	—	3,375
		(5)	Other	29	6,679	(6,650)
			(99) Subtotal	144,198	123,795	20,403
	(b)	Capital
		(1)	Investments	92,858	164,832	(71,974)
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
			(99) Subtotal	92,858	164,832	(71,974)
	(c)	Deferred tax liabilities (3a99 + 3b99)		$237,056	$288,627	$(51,571)

(4)	Net deferred tax assets/liabilities (2i - 3c)			$139,348	$62,340	$77,008

Among the more significant book-to-tax adjustments were the following:

	12/31/2015*	Effective Tax Rate	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$122,467	35.00%	$217,574	35.00%	$4,706	35.00%
Dividend received deduction	(76,648)	(21.91)	(126,628)	(20.37)	(3,353)	(24.93)
Tax credits	(2,616)	(0.75)	(1,821)	(0.29)	(2,404)	(17.88)
Other invested assets and nonadmitted change	(20,488)	(5.86)	(587)	(0.09)	(1,545)	(11.49)
Post-retirement benefit plans	1,405	0.40	7,575	1.22	(7,575)	(56.34)
STAT contingency reserve	—	0.00	—	0.00	(7,001)	(52.06)
STAT reserve change	(829)	(0.24)	—	0.00	—	0.00
Other	(5,003)	(1.41)	1,236	0.19	(2,736)	(20.35)
Total statutory income taxes	$18,288	5.23%	$97,349	15.66%	$(19,908)	(148.05)%

Federal taxes incurred	$68,534	19.59%	$102,254	16.45%	$20,887	155.33%
Change in net deferred income taxes	(50,246)	(14.36)	(4,905)	(0.79)	(40,795)	(303.38)
Total statutory income taxes	$18,288	5.23%	$97,349	15.66%	$(19,908)	(148.05)%

*          The 2015 and 2014 presentations reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes.  Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**   Excludes change in net deferred income taxes on realized gains/losses of $2,978 for the years ended December 31, 2013.

At December 31, 2015, the Company had $0.0 of operating loss carryforwards and $0.0 of deferred tax liabilities that are not recognized.

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2015 and 2014, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $454.8 million by the end of 2016 without seeking prior regulatory approval based on capital and surplus of $4,548.3 million at December 31, 2015.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2015, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2015, the Company has future commitments to provide additional capital contributions of $360.1 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2015, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	367,429	—	—	367,429	29.0
Not subject to discretionary withdrawal	10,306	—	887,429	897,735	71.0
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	377,735	—	887,429	1,265,164	100.0%
Less reinsurance ceded	131,252	—	—	131,252
Net annuity reserves and deposit-type contract liabilities	$246,483	$—	$887,429	$1,133,912

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,046,429	$865,137	$219,041	$199,500
Service cost	21,331	16,175	924	878
Interest cost	41,505	41,110	8,347	9,413
Contribution by plan participants	—	—	4,658	4,619
Actuarial (gain) loss	(49,087)	174,278	(35,361)	30,063
Benefits paid	(56,870)	(50,271)	(14,262)	(17,248)
Plan amendments	—	—	—	(8,184)
Benefit obligation at end of year	$1,003,308	$1,046,429	$183,347	$219,041

Change in plan assets:
Fair value of plan assets at beginning of year	$904,927	$886,779	$—	$—
Actual return on plan assets	39,372	68,419	—	—
Employer contribution	—	—	9,604	12,628
Plan participants’ contributions	—	—	4,658	4,620
Benefits paid	(56,870)	(50,271)	(14,262)	(17,248)
Fair value of plan assets at end of year	$887,429	$904,927	$—	$—

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(115,879)	$(141,502)	$(183,347)	$(219,041)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(115,879)	$(141,502)	$(183,347)	$(219,041)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(961,596)	$(1,003,721)	$(183,347)	$(219,041)

*Nonadmitted if overfunded

	Pension Benefits
	2015	2014	2013
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$21,331	$16,175	$18,130
Interest cost	41,505	41,110	37,853
Expected return on plan assets	(65,747)	(64,416)	(57,213)
Amount of recognized gains and losses	41,969	30,245	48,733
Amount of prior service cost recognized	(1,019)	(1,019)	(1,019)
Total net periodic benefit cost (benefit)	$38,039	$22,095	$46,484

	Postretirement Medical
	2015	2014	2013
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$924	$878	$1,194
Interest cost	8,347	9,413	8,433
Amount of recognized gains and losses	25	(25)	(135)
Amount of prior service cost recognized	(1,074)	(1,074)	786
Total net periodic benefit cost (benefit)	$8,222	$9,192	$10,278

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost — prior year	$501,314	$360,264	$(5,504)	$(28,483)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	(8,184)
Net prior service cost or credit recognized	1,019	1,019	1,075	1,074
Net gain and loss arising during the period	(22,711)	170,275	(35,360)	30,062
Net gain and loss recognized	(41,969)	(30,244)	(26)	27
Items not yet recognized as a component of net periodic cost — current year	$437,653	$501,314	$(39,815)	$(5,504)

Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(3,600)	(1,019)	(1,075)	(1,074)
Net recognized gains and (losses)	35,499	41,302	(1,492)	7

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or obligation	$—	$—	$—	$—
Net prior sevice cost or credit	(26,895)	(27,915)	(10,777)	(11,852)
Net recognized gains and losses	464,548	529,229	(29,038)	6,348

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014

Weighted-average discount rate	4.05%	4.85%	4.00%	4.80%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014

Weighted-average discount rate	4.35%	4.05%	4.31%	4.00%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $115.9 million and $141.5 million at December 31, 2015 and 2014, respectively.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.  The discount rate was increased from 4.05% at December 31, 2014, to 4.35% at December 31, 2015.  This resulted in a $40.8 million decrease in the pension benefit obligation in 2015.

The Company’s mortality assumption for plan participants, including future mortality improvements are generally derived from tables published by the Society of Actuaries (SOA). In the fourth quarter of 2014, the SOA issued new mortality and mortality improvement tables that raise life expectancies. The Company incorporated the new SOA mortality improvement tables into the December 31, 2014, pension benefit obligation. The change to the mortality assumption resulted in a $60.0 million increase in the pension benefit obligation in 2014.

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2015 and 2014, and the target allocation for 2015 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2015	2015	2014
Asset category:
Equity securities	55%	59%	63%
Fixed income securities	15	14	14
Short-term investments	5	4	—
Other	25	23	23
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.  Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•                  Level 3 – Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Other Assets

Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.  The group annuity contract is carried at cash surrender value, which approximates fair value.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,355	$12,355	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,399	—	3,399	—
Corporate securities	74,565	—	71,323	3,242
Residential mortgage-backed securities	19,813	—	19,813	—
Commercial mortgage-backed securities	805	—	805	—
Asset-backed securities	10,798	—	10,798	—
Equity securities:
Common equity	337,446	337,446	—	—
Mutual funds	179,976	179,976	—	—
Preferred stock	3,872	—	3,872	—
Other invested assets:
Private equity and fixed income funds	188,595	—	135,408	53,187
Surplus notes	4,826	—	4,826	—
Real estate	12,991	—	—	12,991
Other assets	133,288	129,194	2,281	1,813
Total plan assets	$982,729	$658,971	$252,525	$71,233

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,879	$12,879	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,242	—	3,242	—
Corporate securities	79,294	—	75,976	3,318
Residential mortgage-backed securities	17,533	—	17,533	—
Commercial mortgage-backed securities	6,084	—	6,084	—
Asset-backed securities	6,181	—	6,181	—
Equity securities:
Common equity	363,649	363,649	—	—
Mutual funds	198,626	198,626	—	—
Preferred stock	4,359	—	4,359	—
Other invested assets:
Private equity and fixed income funds	186,728	—	135,346	51,382
Surplus notes	2,049	—	2,049	—
Real estate	17,114	—	—	17,114
Other assets	101,060	94,020	3,962	3,078
Total plan assets	$998,798	$669,174	$254,732	$74,892

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2015	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2015
	(In Thousands)

Corporate securities	$3,318	$(35)	$—	$(41)	$—	$—	$3,242
Other invested assets:
Private equity and fixed income funds	51,382	5,363	—	(3,558)	—	—	53,187
Real estate	17,114	291	—	(4,414)	—	—	12,991
Other assets	3,078	—	—	(1,265)	—	—	1,813
Total	$74,892	$5,619	$—	$(9,278)	$—	$—	$71,233

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(41)	$(41)
Asset-backed securities	—	—	—	—	—
Other invested assets:
Private equity and fixed income funds	5,498	—	—	(9,056)	(3,558)
Real estate	2,480	—	—	(6,894)	(4,414)
Other assets	—	—	—	(1,265)	(1,265)
Total	$7,978	$—	$—	$(17,256)	$(9,278)

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2014	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3*	Ending Assets as of December 31, 2014
	(In Thousands)
Corporate securities	$3,409	$(53)	$—	$(38)	$—	$—	$3,318
Asset-backed securities	4,847	—	—	48	—	(4,895)	—
Other invested assets:
Private equity and fixed income funds	47,042	6,025	—	(1,685)	—	—	51,382
Real estate	8,964	1,567	—	6,583	—	—	17,114
Other assets	5,549	—	—	(2,471)	—	—	3,078
Total	$69,811	$7,539	$—	$2,437	$—	$(4,895)	$74,892

* Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(38)	$(38)
Asset-backed securities	—	—	—	48	48
Other invested assets:
Private equity and fixed income funds	4,282	—	—	(5,967)	(1,685)
Real estate	6,583	—	—	—	6,583
Other assets	—	—	—	(2,471)	(2,471)
Total	$10,865	$—	$—	$(8,428)	$2,437

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

For measurement purposes of the postretirement benefit obligation, a 5.625% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2015. The rate was assumed to decrease gradually to 4.75% for 2023 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2015, by $25.9 million and $(21.4) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2015 by $1.4 million and $(1.1) million, respectively.

At December 31, 2015, the assets of the Company’s pension include approximately $69.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $172.0 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.8 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2014, the assets of the Company’s pension include approximately $130.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $170.7 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $3.1 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2015, future benefit payments for the pension plan are expected as follows (in millions):

2016	$52.9
2017	53.6
2018	54.2
2019	54.8
2020	55.7
Five years thereafter	296.4

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2016	$11.7
2017	11.6
2018	11.4
2019	11.4
2020	11.7
Five years thereafter	57.0

The Company does not anticipate a required contribution to the pension plan during 2016. The Company did not contribute to the pension plan during 2015.

The Company made contributions to the postretirement medical plan of $9.6 million in 2015 and expects to contribute $114.7 million between 2016 and 2025, inclusive. The Company received $0.0 million of subsidies in 2015. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $4.2 million, $5.9 million, and $3.9 million for 2015, 2014 and 2013, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2015, were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$6,742	$395
Ordinary renewal	74,396	51,122
Accident and health renewal	404	301
Assumed investment type-contracts	129	129
Total	$81,671	$51,947

68

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Statutory-Basis)

December 31, 2015

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$144,202	$147,918	$144,202
States, municipalities and political subdivisions	304,434	320,327	304,434
Foreign governments	33,755	36,369	33,755
All other corporate bonds	3,084,743	3,287,043	3,084,743
Preferred stocks	38,404	43,749	38,404
Total fixed maturities	3,605,538	3,835,406	3,605,538

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,017,750	1,211,921	1,211,921

Mortgage loans on real estate	41,006		41,006
Real estate	30,007		30,007
Policy loans	168,582		168,582
Other long-term investments	325,639		325,639
Cash, cash equivalents and short-term investments	206,151		206,151
Total investments	$5,394,673		$5,588,844

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

70

The Western and Southern Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written
Year ended December 31, 2015
Individual life	$2,520,391	$—	$46,560	$228,465	$172,600	$241,512	$76,877
Individual health	244,891	2,125	3,138	22,248	14,191	22,545	14,523	$22,250
Group life and health	91,003	—	105	3,571	2,845	7,069	250	—
Annuity	7,702	—	12,427	1,913	673	128,884	980
Corporate and other	—	—	—	—	355,014	—	47,787
	$2,863,987	$2,125	$62,230	$256,197	$545,323	$400,010	$140,417

Year ended December 31, 2014
Individual life	$2,544,368	$—	$52,446	$232,956	$167,152	$221,931	$75,295
Individual health	228,318	2,190	3,508	23,884	13,436	22,691	16,171	$23,894
Group life and health	90,471	—	351	4,740	2,485	7,571	634	—
Annuity	8,061	—	10,484	1,720	471	119,900	844
Corporate and other	—	—	—	—	502,017	—	41,266
	$2,871,218	$2,190	$66,789	$263,300	$685,561	$372,093	$134,210

Year ended December 31, 2013
Individual life	$2,550,277	$—	$55,984	$237,414	$182,366	$268,807	$76,206
Individual health	221,970	2,285	2,853	25,214	13,211	21,332	14,870	$25,221
Group life and health	89,285	—	1,031	1,624	3,590	5,009	355	—
Annuity	9,203	—	10,894	2,605	575	116,368	823
Corporate and other	—	—	—	—	123,063	—	32,626
	$2,870,735	$2,285	$70,762	$266,857	$322,805	$411,516	$124,880

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

71

The Western and Southern Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2015
Life insurance in force	$15,321,486	$1,886,727	$299,845	$13,734,604	2%
Premiums:
Individual life	$228,636	$1,373	$1,202	$228,465	1%
Individual health	27,024	4,777	—	22,247	—
Group life and health	3,571	—	—	3,571	—
Annuity	39	—	1,875	1,914	98%
	$259,270	$6,150	$3,077	$256,197	1%

Year ended December 31, 2014
Life insurance in force	$15,615,319	$1,968,933	$402,590	$14,048,976	3%
Premiums:
Individual life	$233,127	$1,466	$1,295	$232,956	1%
Individual health	28,016	4,132	—	23,884	—
Group life and health	4,740	—	—	4,740	—
Annuity	30	—	1,690	1,720	98%
	$265,913	$5,598	$2,985	$263,300	1%

Year ended December 31, 2013
Life insurance in force	$15,861,338	$2,040,255	$443,102	$14,264,185	3%
Premiums:
Individual life	$237,305	$1,236	$1,344	$237,413	1%
Individual health	29,257	4,043	—	25,214	—
Group life and health	1,625	—	—	1,625	—
Annuity	39	—	2,566	2,605	99%
	$268,226	$5,279	$3,910	$266,857	1%

72

PART C - Other Information

Item 24.                   Financial Statements and Exhibits

(a)         Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2015

Statements of Operations for the Year Ended December 31, 2015

Statements of Changes in Net Assets for the Years Ended December 31, 2015 and 2014

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2015 and 2014

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2015 and 2014

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2. Not applicable

3.

a.

Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.

Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

c.

Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

4.

a.	Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s initial

1

registration statement on Form N-4 (File No. 333-175481), filed July 12, 2011.
b.

Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

c.

Form of Guaranteed Minimum Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

d.

Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.

Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

5. Form of Application. Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

6.

a.

Certificate of Incorporation of National Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.	By-Laws of National Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
c.

Certificate of Amendment of the Charter of National Integrity Life Insurance Company, effective December 16, 2013. Incorporated by reference to Exhibit 99.6(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

7.

a.

Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.

b.

Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

c.

Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

8.

a.

Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

b.

Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 033-177618), filed April 25, 2012.

c.

Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

d.

Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.

Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.

Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004.

2

Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
g.

Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

h.

Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

i.

Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

j.

Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

k.

Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

l.

Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and National Integrity dated January 6, 2003, amended August 1, 2007 and June 10, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

m.

Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and National Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

n.

Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

o.

Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

p.

Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

q.

Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

r.

Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

s.

Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

t.

Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

u.

Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

3

v.

Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

w.

Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

x.

Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

y.

Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

z.

Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

aa.

Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bb.

Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

cc.

Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

dd.

Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ee.

22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ff.

Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

gg.

Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) from Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

hh.

22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(DD) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ii.

Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

jj.

Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

kk.

Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ll.	Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche

4

Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 20102.

mm.

Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

nn.

Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

oo.

Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

pp.

Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc and National Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

qq.

Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

rr.

Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ss.

Amendment 3 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. (as successor-in-interest to Morgan Stanley & Co. Incorporated), Morgan Stanley Investment Management Inc and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

tt.

Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(TT) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

uu.

Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March 16, 2007. Incorporated by reference to Exhibit 99.8(PP) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

vv.

Amendment 1 to Administrative Service Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(WW) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

ww.

Servicing Agreement between The Universal Institutional Funds, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(XX) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

xx.

Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(QQ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

yy.

Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

zz.

Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

aaa.

Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bbb.	Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.

5

Incorporated by reference to Exhibit 99.8(VV) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ccc.

Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ddd.

Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

eee.

Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

fff.

Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ggg.

Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

hhh.

Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

iii.

Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

jjj.

Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

kkk.

Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

lll.

Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

mmm.

Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

nnn.

Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ooo.

Amendment to Selling Agreement between PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ppp.

Amendment No. 1 to Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated April 24, 2015. Incorporated by reference to Exhibit 99.8(QQQ) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

qqq.

Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(MMM) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

6

rrr.

Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, National Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(NNN) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

sss.

Rule 22c-2 Agreement between American Funds Service Company and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(OOO) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

ttt.

Amendment No. 3 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated March 21, 2016. Incorporated by reference to Exhibit 99.8(TTT) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2016.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.

a.              Consent of Independent Registered Public Accounting Firm, filed herewith.

b.              Consent of Independent Auditors, filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, George V. Voinovich, George H. Walker, III and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

14.       Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

15.       Cover letter, filed herewith.

Item 25.   Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder	Director, President and Chief Executive Officer
Jonathan D. Niemeyer	Director
Donald J. Wuebbling	Director
Daniel J. Downing	Director, Senior Vice President
Eric C. Fast(1)	Director
Cameron F. MacRae III(2)	Director
Newton Phelps Stokes Merrill(3)	Director
George R. Bunn Jr.(4)	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Daniel J. Downing	Director, Senior Vice President
Roger M. Lanham	Senior Vice President and Co-Chief Investment Officer
Brendan M. White	Senior Vice President and Co-Chief Investment Officer
Karen A. Chamberlain	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Daniel W. Harris	Senior Vice President and Chief Actuary
Mark E. Caner	Senior Vice President
James J. Vance	Senior Vice President and Treasurer
Todd Henderson	Senior Vice President and Chief Risk Officer
Bradley J. Hunkler	Senior Vice President and Chief Financial Officer
Wade M. Fugate	Vice President and Controller
Bruce W. Maisel	Vice President and Chief Compliance Officer

7

Terrie A. Wiedenheft	Vice President
Phillip E. King	Vice President and Auditor
Daniel R. Larsen	Vice President
Denise L. Sparks	Vice President
Lisa B. Fangman	Vice President
Brian A. Eichhold	Assistant Vice President
Patricia J. Wilson	Assistant Vice President
Donald P. Myers	Assistant Vice President
Ryan K. Richey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Jacob C. Stuber	Assistant Vice President
James R. Murray	Assistant Vice President
Barbara A. Edwards	Assistant Vice President
Robert F. Noschang	Assistant Vice President
Aaron J. Wolf	Assistant Vice President and Chief Underwriter
Jay V. Johnson	Assistant Vice President and Assistant Treasurer
John S. Musgrove	Assistant Vice President and Assistant Treasurer
Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Rebecca L. Deppen	Manager, Annuity New Business
Sharon Cummings	Licensing Officer
Brenda L. Elliott	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 100 First Stamford Place, 4th Floor East, Stamford, Connecticut 06902

(2) Principal Business Address: 11540 Broadway, New York, NY 10036-4086

(3) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(4) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                   Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
2758 South Main SPE, LLC	OH	LLC	100% by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
82 Flats, LLC	IN	LLC	64% by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Airport Exchange Hotel Partners	KY	GP	74% by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	GA	LLC	100% by Country Place Associates	owns real estate entities
Axis JV, LLC	KY	LLC	64% by 1373 Lexington Road Investor Holding, LLC; 1% by ERI	owns/operates real estate
Axis Louisville, LLC	KY	LLC	100% by Axis JV, LLC	owns/operates real estate
Axis Perimeter Center GP, LLC	OH	LLC	100% by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	OH	LLC	100% by Baton Rouge Housing Holdings, LLC	owns real estate entities

8

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Baton Rouge Housing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	DE	LLC	100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC: 2% by ERI	owns real estate entities
Brickyard Apartments, LLC	DE	LLC	54% by BY Apartment Investor Holdings, LLC	owns/operates real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	OH	LLC	60% by Fort Washington Investment Advisors, Inc. (FWIA); 40% by Peppertree Partners, LLC	manages private equity fund
BVP NEO, LLC	OH	LLC	100% by FWIA	manages private equity fund
BY Apartment Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	IN	LLC	100% by WSLIC	owns/operates real estate
Carmel Holdings, LLC	OH	LLC	49% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entity
Carmel Hotel Investor, LLC	OH	LLC	100% by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	IN	LLC	74% by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	AL	LLC	59% by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	TX	LLC	75% by ERI	owns/operates real estate
Centreport Partners LP	TX	LP	25.25% by WSLIC; 49% by WSLR Dallas LLC; 1% by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	DE	Corp	100% by Columbus Life Insurance Company	broker-dealer/ registered investment advisor
Cleo Residences, LLC	DE	LLC	49% by Gallatin Eastland Investor Holdings, LLC; 1% Eagle Realty Group, LLC (ERG)	owns/operates real estate
Cleveland East Hotel, LLC	OH	LLC	74% by WSALD CEH, LLC; 1% by ERI	owns/operates real estate
Columbus Life Insurance Company	OH	Corp	100% by WSLIC	insurance company
Concorde Circle Apartments, LLC	DE	LLC	49% by Linthicum Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Country Place Associates	OH	GP	90% by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Cranberry NP Hotel Company, LLC	PA	LLC	74% by NP Cranberry Hotel Investor LLC; 1% by ERI	owns/operates real estate
Crossings Apartments Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Dallas City Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	CT	LLC	74% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Daybreak Parkway Fee Owner, LLC	DE	LLC	100% by Daybreak Parkway Land Partners, LLC	owns/operates real estate
Daybreak Parkway Land	DE	LLC	64% by Crossings Apartments Holdings, LLC; 1% by ERI	owns real estate entities

9

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Partners, LLC
Domain at Dunvale, LLC	TX	LLC	49% by Dunvale Investor Holdings, LLC; 1% ERG	owns/operates real estate
Dublin Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Dwell at Legacy, LLC	TX	LLC	50% by Sonterra Legacy Investor Holdings, LLC	owns/operates real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% by ERG	investment adviser
Eagle Realty Group, LLC	OH	LLC	100% by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc.	OH	Corp	100% by ERG	real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC; 1.5529% by ERI	owns real estate entities
Elan Dallas City Lights Owner, LP	DE	LP	99% by Elan Dallas City Lights Limited Partner, LP	owns/operates real estate
Elan Dallas City Lights Limited Partner, LP	DE	LP	100% by Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	DE	LLC	59% by Dallas City Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	OH	LLC	100% by Galleria Investor Holdings, LLC	owns real estate entities
Elan Kennedy Flats, LLC	DE	LLC	59% by One Kennedy Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC; 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	OH	LLC	100% by Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	DE	LLC	69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns real estate
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% by FWIA	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% by FWIA	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Global Alpha Domestic Fund LP	DE	LP	GP is Fort Washington Global Alpha GP LLC; WSFG is sole limited partner	hedge fund
Fort Washington Global Alpha GP LLC	DE	LLC	100% by FWIA	GP of hedge fund
Fort Washington Global Alpha Master Fund LP	Caymen Isles	LP	GP is Fort Washington Global Alpha GP LLC; Fort Washington Global Alpha Domestic Fund LP is limited partner	hedge fund
Fort Washington Global Alpha SLP LLC	DE	LLC	50% by FWIA	special limited partner of hedge fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund

10

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	GP is FWPEI IX GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	GP is FWPEI IX GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	GP is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	GP is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	GP is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	GP is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
FWPEI IX GP, LLC	DE	LLC	100% by FWIA	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% by Fort Washington Investment Advisors, Inc.	manages private equity

11

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
fund
FWPEO III GP, LLC	DE	LLC	100% by Fort Washington Investment Advisors, Inc.	manages private equity fund
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galleria Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	TX	LLC	54% by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate
Greenwood Reserve Apartments, LLC	KS	LLC	64% by Olathe Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	OH	LLC	100% by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	DE	LLC	76.5% by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	DE	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate
GS Yorktown Apartments, LP	DE	LP	59% by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	OH	Corp	100% by Western-Southern Life Assurance Company (WSLAC)	owns operating entities
Insurance Profillment Solutions, LLC	OH	LLC	100% by WSLIC	insurance marketing
IR Mall Associates, Ltd.	FL	LP	49.50% by WSLIC	owns/operates real estate
IR Mall Company, L.C.	FL	LLC	50% by ERI	owns/operates real estate
JLB Southpark Apartments LLC	DE	LLC	49% by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Kissimmee Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC; 1% ERI	owns/operates real estate
LaFrontera Hotel LLC	TX	LLC	75% by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	OH	LLC	100% by WSLIC	owns real estate
Linthicum Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
LLIA, Inc.	OH	Corp	100% by The Lafayette Life Insurance Company (LLIC)	insurance agency
Lookout Corporate Center	KY	JVGP	50% by WS Lookout GP, LLC	owns/operates real estate
Lugano Apartments, LLC	DE	LLC	59% by WS; 1% ERG	owns/operates real estate
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Main Hospitality Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Mallard Sherburn Apartments, LLC	OH	LLC	100% by WSLIC	owns real estate entities
MC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Midtown Park Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities

12

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and ERI 2%	owns real estate entities
Miller Creek Residences, LLC	DE	LLC	100% by Miller Creek Associates, LLC	owns real estate
MP Dallas Development Holdings, LLC	DE	LLC	49% by Midtown Park Investor Holdings, LLC; 1% ERG	owns real estate entities
MP Dallas Project Owner, LLC	DE	LLC	100% by MP Dallas Development Holdings, LLC	owns/operates real estate
National Integrity Life Insurance Company	NY	Corp	100% by Integrity Life Insurance Company	insurance company
NE Emerson Edgewood, LLC	IN	LLC	60% by LLIC	owns real estate entities
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Braeswood Meritage Holdings, LLC	OH	LLC	100% by WSLAC	owns real estate entities
North Broad Callowhill Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
North Pittsburgh Hotel LLC	PA	LLC	74% by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Cincinnati LLC; 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	OH	LLC	100% by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
OTR Housing Associates, L.P.	OH	LP	98% by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	OH	LLC	100% by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	OH	LP	99% by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	CO	LLC	49% by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Parkside Residences, LLC	DE	LLC	54% by Railroad Parkside Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	OH	LLC	100% voting interest by FWIA	manages private equity fund
Peppertree Special Venture Fund, LLC	DE	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Perimeter Development Holdings, LLC	DE	LLC	49% by Perimeter TC Investor Holdings, LLC; 1% ERG	owns real estate entities
Perimeter Project Owner, LLC	DE	LLC	100% by Perimeter TC Investor Holdings, LLC	owns/operates real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities

13

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Prairie Lakes Apartments Investor, LLC	OH	LLC	100% by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	IN	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	owns/operates real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Queen City Square Development I, LLC	OH	LLC	100% by ERG	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% by WSLIC; 0.25 by ERI	owns/operates real estate
Race Street Development, Ltd.	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns real estate entities
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% by the Western and Southern Life Insurance Company	real estate ownership entities
Ridge at Robinson Apartments, LLC	DE	LLC	59% by Settlers Ridge Robinson Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Ridgegate Apartments Investor, LLC	OH	LLC	100% by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	CO	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Russell Bay Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	DE	LLC	54% by Shelbourne Housing Investor, LLC; 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Shelbourne Housing Investor, LLC	OH	LLC	100% by Shelbourne Holdings, LLC	owns real estate entity
Siena Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings LLC; 2% by ERI	owns real estate entities
Siena Medical District, LLC	DE	LLC	100% by FDC Siena JV, LLC	owns real estate
Sixth and Race Development, LLC	OH	LLC	71% by Race Street Development, Ltd., 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns real estate entities
Skye at Arbor Lakes II, LLC	DE	LLC	59% by Skye Apartments Investor Holdings, LLC; 1% by ERI; and 40% by third party developer	owns/operates real estate
Skye at Arbor Lakes, LLC	DE	LLC	69% by Skye Apartments Investor Holdings, LLC; 1% by ERI; 30% by third-party partner entity (SK Arbor Lakes Limited Partnership)	owns real estate entities
Skye Maple Grove, LLC	DE	LLC	100% by Skye at Arbor Lakes, LLC	owns/operates real estate

14

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Skyport Hotel LLC	KY	LLC	25% by WSLIC, 49% by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (ERG, Trustee)	owns real estate entities
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns/operates real estate
Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 50% by Village Green Holdings, LLC; 1% by ERI	owns real estate entities
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
SPX Holding LLC	OH	LLC	50% by WSFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% by WSFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Summerbrooke Apartments Investor, LLC	OH	LLC	100% by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	OH	LLC	100% by Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	DE	LLC	64% by Sundance Hotel Investor, LLC; 1% by Eagle Realty Investments, Inc	owns real estate entities
Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
The Lafayette Life Insurance Company	OH	Corp	100% by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Peppertree Fund, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company	OH	Corp	100% by WSFG
Touchstone Advisors, Inc.	OH	Corp	100% by IFS	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% by IFS	broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Trevi Fee Owner, LLC	DE	LLC	100% by Trevi Land Partners, LLC	owns/operates real estate
Trevi Land Partners, LLC	DE	LLC	64% by Trevi Apartment Holdings, LLC; 1% by ERI	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	GP is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	GP is Tri-State Ventures II, LLC; investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Union LLC; 1% by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity

15

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Uptown Denver Apartments, LLC	DE	LLC	49% by East Denver Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Uptown Denver Investor, LLC	OH	LLC	100% by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% by Frontage Lodging Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	owns/operates real estate
Vinings Trace, LLC	IN	LLC	99% by WSLIC, 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	AL	LLC	25% by WSLIC; 49% by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	OH	Corp	100% by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% by WSLAC	insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% by WSLIC	owns real estate entities
Western & Southern Agency, Inc.	OH	Corp	100% by WSLIC	insurance agency
Western & Southern Financial Fund Inc	OH	Non Profit Corp	Grants awarded by WSFG	charitable giving
Western & Southern Financial Group, Inc.	OH	Corp	100% by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% by WSLIC	owns operating entities
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company	owns operating entities
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% by WSLIC	insurance company
Windsor Hotel LLC	CT	LLC	25% by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% by ERG, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities
Wright Executive Hotel Limited Partners	OH	LP	60.50% by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WSA Commons, LLC	GA	LLC	50% by WSLIC	owns/operates real estate
WSALD CEH, LLC	OH	LLC	50% by WSLIC	owns/operates real estate
WSALD NPH, LLC	OH	LLC	50% by WSLIC; 1% by ERI	owns/operates real estate
WSFG WG Aurora IL, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSFG WG Holding RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate

16

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
WSFG WG Providence RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSL Partners, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Cincinnati LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Columbus LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Dallas LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Hartford LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Holdings LLC	DE	LLC	24.49% by WSLIC	owns real estate entity
WSLR LLC	DE	LLC	100% by WSLR Holdings LLC	owns real estate entities
WSLR Skyport LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Union LLC	OH	LLC	100% by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	OH	LLC	100% by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

Item 27.      Number of Contract Owners

As of March 7, 2016, 2,046 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.      Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

17

Item 29.      Principal Underwriters

(a)     Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
James J. Vance	Senior Vice President and Treasurer
Sharon L. Karp	Vice President
Daniel R. Larsen	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
Terrie A. Wiedenheft	Chief Financial Officer
Jay V. Johnson	Assistant Vice President and Assistant Treasurer
John S. Musgrove	Assistant Vice President and Assistant Treasurer
Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Rhonda S. Malone	Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c) Not applicable.

Item 30.      Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.

Item 31.      Management Services

There are currently no management-related services provided to the Registrant.

Item 32.      Undertakings

The Registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available

18

under this Form, including the WSLIC financial statements,  promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

19

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2016.

SEPARATE ACCOUNT I OF

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Registrant)

By: National Integrity Life Insurance Company

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2016.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 25, 2016

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 25, 2016

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Chief Accounting Officer
April 25, 2016

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 25, 2016	April 25, 2016

/s/ Edward J. Babbitt	/s/ Jonathan D. Niemeyer
Edward J. Babbitt	Jonathan D. Niemeyer
April 25, 2016	April 25, 2016

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 25, 2016	April 25, 2016

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2016.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 25, 2016

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 25, 2016

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 25, 2016

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 25, 2016	Jo Ann Davidson
April 25, 2016

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 25, 2016	April 25, 2016

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 25, 2016	April 25, 2016